UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-08839

SPDR® SERIES TRUST
(Exact name of registrant as specified in charter)
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02110
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Mark Tuttle	W. John McGuire, Esq.
Vice President and Counsel	Bingham McCutchen LLP
State Street Bank and Trust Company	202 K Street NW
One Lincoln Street/CPH0326	Washington, DC 20006
Boston, MA 02111
Registrant’s telephone number, including area code: (866) 787-2257
Date of fiscal year end: June 30
Date of reporting period: March 31, 2013

TABLE OF CONTENTS

SPDR Dow Jones Total Market ETF (TMW)	3
SPDR Dow Jones Large Cap ETF (ELR)	14
SPDR S&P® 500 Growth ETF (SPYG)	22
SPDR S&P 500 Value ETF (SPYV)	26
SPDR Dow Jones Mid Cap ETF (EMM)	31
SPDR S&P 400 Mid Cap Growth ETF (MDYG)	38
SPDR S&P 400 Mid Cap Value ETF (MDYV)	42
SPDR S&P 600 Small Cap ETF (SLY)	46
SPDR S&P 600 Small Cap Growth ETF (SLYG)	53
SPDR S&P 600 Small Cap Value ETF (SLYV)	58
SPDR Global Dow ETF (DGT)	64
SPDR Dow Jones REIT ETF (RWR)	67
SPDR S&P Bank ETF (KBE)	69
SPDR S&P Capital Markets ETF (KCE)	70
SPDR S&P Insurance ETF (KIE)	71
SPDR S&P Mortgage Financesm ETF (KME)	72
SPDR S&P Regional Bankingsm ETF (KRE)	73
SPDR Morgan Stanley Technology ETF (MTK)	74
SPDR S&P Dividend ETF (SDY)	75
SPDR S&P Aerospace & Defense ETF (XAR)	77
SPDR S&P Biotech ETF (XBI)	78
SPDR S&P Health Care Equipment ETF (XHE)	79
SPDR S&P Health Care Services ETF (XHS)	80
SPDR S&P Homebuilders ETF (XHB)	81
SPDR S&P Metals & Mining ETF (XME)	82
SPDR S&P Oil & Gas Equipment & Services ETF (XES)	83
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)	84
SPDR S&P Pharmaceuticals ETF (XPH)	85
SPDR S&P Retail ETF (XRT)	86
SPDR S&P Semiconductor ETF (XSD)	88
SPDR S&P Software & Services ETF (XSW)	89
SPDR S&P Telecom ETF (XTL)	91
SPDR S&P Transportation ETF (XTN)	92
SPDR S&P 1500 Momentum Tilt ETF (MMTM)	93
SPDR S&P 1500 Value Tilt ETF (VLU)	107
SPDR Russell 1000 Low Volatility ETF (LGLV)	121
SPDR Russell 2000 Low Volatility ETF (SMLV)	123
SPDR Wells Fargo® Preferred Stock ETF (PSK)	126
SPDR Barclays 1-3 Month T-Bill ETF (BIL)	129
SPDR Barclays TIPS ETF (IPE)	130
SPDR Barclays Short Term Treasury ETF (SST)	131
SPDR Barclays Intermediate Term Treasury ETF (ITE)	133

SPDR Barclays Long Term Treasury ETF (TLO)	135
SDPR Barclays Short Term Corporate Bond ETF (SCPB)	136
SPDR Barclays Intermediate Term Corporate Bond ETF (ITR)	148
SPDR Barclays Long Term Corporate Bond ETF (LWC)	165
SPDR Barclays Issuer Scored Corporate Bond ETF (CBND)	177
SPDR Barclays Convertible Securities ETF (CWB)	189
SPDR Barclays Mortgage Backed Bond ETF (MBG)	192
SPDR Barclays Aggregate Bond ETF (LAG)	193
SPDR Nuveen Barclays Municipal Bond ETF (TFI)	210
SPDR Nuveen Barclays California Municipal Bond ETF (CXA)	220
SPDR Nuveen Barclays New York Municipal Bond ETF (INY)	223
SPDR Nuveen Barclays Short Term Municipal Bond ETF (SHM)	225
SPDR Nuveen S&P VRDO Municipal Bond ETF (VRD)	233
SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)	235
SPDR Nuveen Barclays Build America Bond ETF (BABS)	242
SPDR DB International Government Inflation-Protected Bond ETF (WIP)	246
SPDR Barclays Short Term International Treasury Bond ETF (BWZ)	248
SPDR Barclays International Treasury Bond ETF (BWX)	250
SPDR Barclays International Corporate Bond ETF (IBND)	255
SPDR Barclays Emerging Markets Local Bond ETF (EBND)	262
SPDR Barclays High Yield Bond ETF (JNK)	266
SPDR Barclays Short Term High Yield Bond ETF (SJNK)	276
SPDR Barclays Investment Grade Floating Rate ETF (FLRN)	283
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF (EMCD)	286
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF (XOVR)	289

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 2.2%
BE Aerospace, Inc. (a)	5,633	$339,614
Engility Holdings, Inc. (a)(b)	674	16,162
Exelis, Inc.	6,539	71,210
General Dynamics Corp.	8,802	620,629
Honeywell International, Inc.	19,497	1,469,099
Huntington Ingalls Industries, Inc.	1,659	88,474
L-3 Communications Holdings, Inc.	4,048	327,564
Lockheed Martin Corp.	9,107	879,008
National Presto Industries, Inc.	1,316	105,938
Northrop Grumman Corp.	9,956	698,413
Precision Castparts Corp.	3,550	673,151
Raytheon Co.	12,837	754,687
Rockwell Collins, Inc.	6,381	402,769
Textron, Inc. (b)	8,042	239,732
The Boeing Co.	18,982	1,629,605
United Technologies Corp.	24,377	2,277,543

		10,593,598

AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc.	4,636	275,657
Expeditors International of Washington, Inc.	6,794	242,614
FedEx Corp.	8,371	822,032
Forward Air Corp. (b)	6,209	231,534
United Parcel Service, Inc. (Class B)	21,229	1,823,571
UTI Worldwide, Inc.	6,730	97,450

		3,492,858

AIRLINES — 0.3%
Delta Air Lines, Inc. (a)	17,897	295,480
JetBlue Airways Corp. (a)(b)	9,772	67,427
Republic Airways Holdings, Inc. (a)	36,950	426,403
Southwest Airlines Co.	21,146	285,048
United Continental Holdings, Inc. (a)(b)	9,131	292,283
US Airways Group, Inc. (a)(b)	5,396	91,570

		1,458,211

AUTO COMPONENTS — 0.3%
American Axle & Manufacturing Holdings, Inc. (a)(b)	1,414	19,301
BorgWarner, Inc. (a)	2,743	212,144
Gentex Corp. (b)	9,879	197,679
Johnson Controls, Inc.	19,321	677,587
Modine Manufacturing Co. (a)	13,117	119,365
The Goodyear Tire & Rubber Co. (a)	9,697	122,279

		1,348,355

AUTOMOBILES — 0.3%
Ford Motor Co.	90,323	1,187,747
Harley-Davidson, Inc.	8,703	463,870
Thor Industries, Inc. (b)	1,005	36,974

		1,688,591

BEVERAGES — 2.0%
Beam, Inc.	4,382	278,432
Central European Distribution Corp. (a)(b)	1,509	506
Coca-Cola Enterprises, Inc.	11,039	407,560
Constellation Brands, Inc. (Class A) (a)	7,882	375,498
Dr. Pepper Snapple Group, Inc.	7,382	346,585
Molson Coors Brewing Co. (Class B)	4,137	202,423
Monster Beverage Corp. (a)	4,642	221,609
PepsiCo, Inc.	43,605	3,449,592
The Coca-Cola Co.	115,143	4,656,383

		9,938,588

BIOTECHNOLOGY — 2.4%
Acorda Therapeutics, Inc. (a)	2,493	79,851
Alexion Pharmaceuticals, Inc. (a)	4,726	435,454
Alkermes PLC (a)	4,640	110,014
Alnylam Pharmaceuticals, Inc. (a)	2,140	52,152
AMAG Pharmaceuticals, Inc. (a)(b)	582	13,881
Amgen, Inc.	27,047	2,772,588
Biogen Idec, Inc. (a)	8,552	1,649,766
BioMarin Pharmaceutical, Inc. (a)	3,730	232,230
Celgene Corp. (a)	13,612	1,577,767
Chelsea Therapeutics International, Ltd. (a)(b)	13,196	26,920
Cubist Pharmaceuticals, Inc. (a)(b)	2,503	117,190
Dendreon Corp. (a)(b)	7,717	36,501
Gilead Sciences, Inc. (a)	52,750	2,581,057
Incyte Corp. (a)(b)	2,828	66,203
InterMune, Inc. (a)(b)	1,145	10,362
Isis Pharmaceuticals, Inc. (a)(b)	4,463	75,603
Medivation, Inc. (a)(b)	11,294	528,220
Myriad Genetics, Inc. (a)	2,727	69,266
Neurocrine Biosciences, Inc. (a)	3,806	46,205
Novavax, Inc. (a)(b)	6,968	15,887
Onyx Pharmaceuticals, Inc. (a)	2,223	197,536
PDL BioPharma, Inc. (b)	6,889	50,359
Regeneron Pharmaceuticals, Inc. (a)	1,750	308,700
Rigel Pharmaceuticals, Inc. (a)	16,500	112,035
Sarepta Therapeutics, Inc. (a)(b)	3,579	132,244
SIGA Technologies, Inc. (a)(b)	14,529	52,014
Spectrum Pharmaceuticals, Inc. (b)	6,047	45,111
Vertex Pharmaceuticals, Inc. (a)	4,574	251,479

		11,646,595

BUILDING PRODUCTS — 0.2%
Builders FirstSource, Inc. (a)(b)	49,845	292,092
Fortune Brands Home & Security, Inc. (a)	4,382	164,018
Masco Corp.	11,538	233,644
Quanex Building Products Corp. (b)	1,086	17,485
Simpson Manufacturing Co., Inc. (b)	2,737	83,780
USG Corp. (a)(b)	10,683	282,458

		1,073,477

CAPITAL MARKETS — 1.9%
Affiliated Managers Group, Inc. (a)	1,314	201,791
Ameriprise Financial, Inc.	7,146	526,303
BlackRock, Inc.	1,092	280,513
Diamond Hill Investment Group, Inc. (b)	244	18,986
E*TRADE Financial Corp. (a)	5,899	63,178
Eaton Vance Corp. (b)	3,722	155,691
Federated Investors, Inc. (Class B) (b)	1,740	41,186
Franklin Resources, Inc.	4,325	652,253
Intl. FCStone, Inc. (a)(b)	5,140	89,487
Invesco, Ltd.	12,606	365,070
Janus Capital Group, Inc. (b)	10,687	100,458

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Knight Capital Group, Inc. (Class A), (Class A) (a)	1,340	$4,985
Legg Mason, Inc. (b)	6,292	202,288
Medallion Financial Corp. (b)	1,904	25,171
Morgan Stanley	34,070	748,858
Northern Trust Corp.	6,705	365,825
Raymond James Financial, Inc.	3,166	145,953
SEI Investments Co.	10,127	292,164
State Street Corp. (c)	14,278	843,687
Stifel Financial Corp. (a)	321	11,129
T. Rowe Price Group, Inc.	7,548	565,119
TD Ameritrade Holding Corp.	7,712	159,021
The Bank of New York Mellon Corp.	32,416	907,324
The Charles Schwab Corp. (b)	28,290	500,450
The Goldman Sachs Group, Inc.	12,354	1,817,891
Waddell & Reed Financial, Inc. (Class A)	5,650	247,357
Walter Investment Management Corp. (a)(b)	823	30,657

		9,362,795

CHEMICALS — 2.3%
Air Products & Chemicals, Inc.	5,487	478,027
Airgas, Inc. (b)	2,497	247,603
Ashland, Inc.	3,138	233,153
Cabot Corp.	3,578	122,368
Calgon Carbon Corp. (a)(b)	3,079	55,730
Celanese Corp. (Series A)	5,238	230,734
CF Industries Holdings, Inc.	2,150	409,295
E. I. du Pont de Nemours & Co. (b)	25,929	1,274,670
Eastman Chemical Co.	7,309	510,680
Ecolab, Inc.	11,433	916,698
FMC Corp.	4,320	246,370
LyondellBasell Industries NV	10,658	674,545
Monsanto Co.	16,178	1,708,882
PPG Industries, Inc.	5,631	754,216
Praxair, Inc.	9,779	1,090,750
Sigma-Aldrich Corp. (b)	3,062	237,856
Stepan Co. (b)	3,162	199,522
The Dow Chemical Co.	30,017	955,741
The Mosaic Co.	5,148	306,872
The Sherwin-Williams Co.	2,309	389,967

		11,043,679

COMMERCIAL BANKS — 3.2%
Bank of Hawaii Corp. (b)	1,483	75,351
Banner Corp.	7,509	239,011
BB&T Corp.	18,754	588,688
BBCN Bancorp, Inc.	17,093	223,235
CapitalSource, Inc.	3,146	30,265
Cathay General Bancorp (b)	2,066	41,568
Centerstate Banks, Inc.	11,921	102,282
CIT Group, Inc. (a)	5,721	248,749
Columbia Banking System, Inc. (b)	8,041	176,741
Comerica, Inc. (b)	4,157	149,444
CVB Financial Corp.	12,609	142,103
East West Bancorp, Inc.	3,648	93,644
F.N.B. Corp. (b)	11,430	138,303
Fifth Third Bancorp	21,963	358,217
First Bancorp (b)	10,848	146,340
First Commonwealth Financial Corp. (b)	40,248	300,250
First Financial Bancorp (b)	12,842	206,114
First Horizon National Corp. (b)	7,128	76,127
First Merchants Corp.	9,035	139,771
First Niagara Financial Group, Inc.	16,354	144,896
Huntington Bancshares, Inc.	14,250	105,308
Independent Bank Corp.-Massachusetts (b)	5,809	189,315
International Bancshares Corp.	11,249	233,979
KeyCorp	14,746	146,870
M&T Bank Corp.	2,414	249,028
MB Financial, Inc. (b)	12,842	310,391
National Penn Bancshares, Inc. (b)	12,435	132,930
Old National Bancorp	2,407	33,096
PacWest Bancorp	3,388	98,625
PNC Financial Services Group, Inc.	16,769	1,115,139
Popular, Inc. (a)	18,409	508,273
Regions Financial Corp.	25,780	211,138
Sandy Spring Bancorp, Inc.	9,670	194,367
Simmons First National Corp. (b)	6,050	153,186
SunTrust Banks, Inc.	14,435	415,872
Susquehanna Bancshares, Inc.	10,864	135,040
Trustmark Corp. (b)	2,309	57,748
U.S. Bancorp	49,391	1,675,837
Umpqua Holdings Corp. (b)	9,619	127,548
United Bankshares, Inc. (b)	1,757	46,754
United Community Banks, Inc. (a)(b)	6,146	69,696
Wells Fargo & Co.	139,424	5,157,294
Western Alliance Bancorp (a)(b)	15,411	213,288
Wilshire Bancorp, Inc. (a)	28,552	193,583
Zions Bancorporation (b)	5,967	149,115

		15,544,519

COMMERCIAL SERVICES & SUPPLIES — 0.6%
ACCO Brands Corp. (a)(b)	1,252	8,363
Avery Dennison Corp.	4,490	193,384
Cintas Corp.	6,204	273,783
Courier Corp.	5,321	76,676
Covanta Holding Corp.	4,392	88,499
Ennis, Inc.	9,963	150,142
Herman Miller, Inc.	5,807	160,680
Iron Mountain, Inc.	8,663	314,554
Pitney Bowes, Inc. (b)	7,457	110,811
R.R. Donnelley & Sons Co. (b)	9,446	113,824
Republic Services, Inc.	8,041	265,353
Stericycle, Inc. (a)	2,140	227,225
The ADT Corp.	3,236	158,370
Tyco International, Ltd.	6,473	207,136
Waste Connections, Inc. (b)	4,246	152,771
Waste Management, Inc.	14,026	549,959

		3,051,530

COMMUNICATIONS EQUIPMENT — 1.9%
Arris Group, Inc. (a)	7,560	129,805
Brocade Communications Systems, Inc. (a)	8,036	46,368
Ciena Corp. (a)	8,876	142,105
Cisco Systems, Inc.	165,445	3,459,455
Comtech Telecommunications Corp.	1,509	36,638
EchoStar Corp. (Class A) (a)	1,827	71,198
Emulex Corp. (a)	1,081	7,059
F5 Networks, Inc. (a)	2,895	257,887
Finisar Corp. (a)(b)	7,118	93,886

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Harmonic, Inc. (a)	4,226	$24,468
Harris Corp.	5,377	249,170
InterDigital, Inc. (b)	2,252	107,713
JDS Uniphase Corp. (a)	10,278	137,417
Juniper Networks, Inc. (a)	17,154	318,035
Motorola Solutions, Inc.	9,294	595,095
Plantronics, Inc.	1,483	65,534
Polycom, Inc. (a)	6,874	76,164
QUALCOMM, Inc.	47,421	3,174,836
Riverbed Technology, Inc. (a)(b)	5,548	82,721
Tellabs, Inc.	18,823	39,340

		9,114,894

COMPUTERS & PERIPHERALS — 3.6%
Apple, Inc.	25,480	11,278,213
Avid Technology, Inc. (a)	2,477	15,531
Dell, Inc.	51,082	732,005
EMC Corp. (a)	58,265	1,391,951
Hewlett-Packard Co.	69,381	1,654,043
Lexmark International, Inc. (Class A) (b)	3,137	82,817
NCR Corp. (a)	6,879	189,585
NetApp, Inc. (a)	12,773	436,326
Novatel Wireless, Inc. (a)(b)	8,762	17,436
QLogic Corp. (a)	8,554	99,226
SanDisk Corp. (a)	9,952	547,360
Seagate Technology PLC	14,938	546,133
Western Digital Corp.	8,550	429,894

		17,420,520

CONSTRUCTION & ENGINEERING — 0.2%
Aecom Technology Corp. (a)	2,499	81,967
EMCOR Group, Inc.	2,420	102,584
Fluor Corp.	5,638	373,968
Jacobs Engineering Group, Inc. (a)	3,724	209,438
KBR, Inc.	4,576	146,798
Quanta Services, Inc. (a)	5,479	156,590
URS Corp.	2,337	110,797

		1,182,142

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	2,420	161,244
Martin Marietta Materials, Inc. (b)	1,742	177,719
Vulcan Materials Co.	3,650	188,705

		527,668

CONSUMER FINANCE — 0.8%
American Express Co.	31,234	2,107,046
Capital One Financial Corp.	13,509	742,319
Discover Financial Services	13,451	603,143
SLM Corp.	14,827	303,657

		3,756,165

CONTAINERS & PACKAGING — 0.2%
Crown Holdings, Inc. (a)	7,643	318,025
MeadWestvaco Corp.	9,691	351,783
Owens-Illinois, Inc. (a)	6,306	168,055
Sealed Air Corp.	8,555	206,261

		1,044,124

DISTRIBUTORS — 0.2%
Genuine Parts Co.	3,136	244,608
LKQ Corp. (a)	10,644	231,613
Pool Corp.	5,472	262,656

		738,877

DIVERSIFIED CONSUMER SERVICES — 0.2%
Apollo Group, Inc. (Class A) (a)(b)	4,385	76,255
Ascent Media Corp., (Class A) (a)	806	59,999
Capella Education Co. (a)(b)	1,340	41,728
Career Education Corp. (a)(b)	4,807	11,393
Corinthian Colleges, Inc. (a)(b)	3,664	7,694
DeVry, Inc. (b)	1,893	60,103
H&R Block, Inc.	9,363	275,459
ITT Educational Services, Inc. (a)(b)	1,499	20,656
Service Corp. International	19,969	334,081
Sotheby’s (b)	2,002	74,895
Strayer Education, Inc. (b)	512	24,771

		987,034

DIVERSIFIED FINANCIAL SERVICES — 3.1%
Bank of America Corp.	286,560	3,490,301
Citigroup, Inc.	82,400	3,645,376
CME Group, Inc.	9,940	610,217
IntercontinentalExchange, Inc. (a)	2,407	392,510
JPMorgan Chase & Co.	114,520	5,435,119
Leucadia National Corp.	10,740	294,598
Moody’s Corp.	7,039	375,319
MSCI, Inc. (Class A) (a)	3,079	104,470
NYSE Euronext	9,615	371,524
PHH Corp. (a)(b)	1,989	43,678
The NASDAQ OMX Group, Inc.	5,803	187,437

		14,950,549

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.3%
AT&T, Inc.	167,124	6,131,780
CenturyLink, Inc.	17,083	600,126
Cogent Communications Group, Inc. (b)	5,140	135,696
Consolidated Communications Holdings, Inc.	7,346	128,922
Frontier Communications Corp. (b)	36,585	145,608
Level 3 Communications, Inc. (a)(b)	1,728	35,061
tw telecom, Inc. (a)(b)	6,872	173,106
Verizon Communications, Inc.	79,080	3,886,782
Windstream Corp. (b)	15,359	122,104

		11,359,185

ELECTRIC UTILITIES — 1.7%
American Electric Power Co., Inc.	12,174	592,022
Duke Energy Corp.	16,316	1,184,379
Edison International	9,876	496,960
Entergy Corp.	5,308	335,678
Exelon Corp.	24,313	838,312
FirstEnergy Corp.	13,699	578,098
Hawaiian Electric Industries, Inc. (b)	410	11,361
MGE Energy, Inc. (b)	5,736	318,004
NextEra Energy, Inc.	10,534	818,281
Northeast Utilities	4,246	184,531
Pepco Holdings, Inc. (b)	12,271	262,599
Pinnacle West Capital Corp.	3,320	192,195
PNM Resources, Inc.	8,215	191,327
PPL Corp.	11,929	373,497
Southern Co.	23,129	1,085,213
Unitil Corp.	11,357	319,472

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Xcel Energy, Inc.	16,154	$479,774

		8,261,703

ELECTRICAL EQUIPMENT — 0.8%
Capstone Turbine Corp. (a)(b)	39,149	35,234
Eaton Corp. PLC	11,821	724,036
Emerson Electric Co.	22,223	1,241,599
General Cable Corp. (a)(b)	3,084	112,967
GrafTech International, Ltd. (a)(b)	5,044	38,738
Hubbell, Inc. (Class B)	3,902	378,923
Rockwell Automation, Inc.	5,235	452,042
Roper Industries, Inc.	4,409	561,310
The Babcock & Wilcox Co.	4,245	120,601

		3,665,450

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.8%
Amphenol Corp. (Class A)	6,968	520,161
Arrow Electronics, Inc. (a)	6,712	272,641
Avnet, Inc. (a)	7,712	279,174
Benchmark Electronics, Inc. (a)	5,651	101,831
Corning, Inc.	44,126	588,200
Dolby Laboratories, Inc., (Class A) (b)	2,058	69,066
FEI Co. (b)	3,995	257,877
FLIR Systems, Inc.	4,897	127,371
Itron, Inc. (a)(b)	1,257	58,325
Jabil Circuit, Inc.	7,555	139,616
Molex, Inc. (b)	7,207	211,021
National Instruments Corp.	4,234	138,664
Power-One, Inc. (a)(b)	2,418	10,035
Sanmina Corp. (a)	4,570	51,915
TE Connectivity, Ltd.	6,871	288,101
Tech Data Corp. (a)	4,882	222,668
Trimble Navigation, Ltd. (a)	13,736	411,531
Vishay Intertechnology, Inc. (a)(b)	10,767	146,539
Vishay Precision Group, Inc. (a)(b)	756	11,106

		3,905,842

ENERGY EQUIPMENT & SERVICES — 1.9%
Baker Hughes, Inc.	14,190	658,558
Basic Energy Services, Inc. (a)(b)	12,121	165,694
Cameron International Corp. (a)	7,370	480,524
Diamond Offshore Drilling, Inc.	1,483	103,158
Dresser-Rand Group, Inc. (a)	752	46,368
Exterran Holdings, Inc. (a)(b)	3,646	98,442
FMC Technologies, Inc. (a)	7,725	420,163
Halliburton Co.	27,875	1,126,429
Helix Energy Solutions Group, Inc. (a)	2,086	47,728
Helmerich & Payne, Inc.	3,800	230,660
ION Geophysical Corp. (a)(b)	35,152	239,385
McDermott International, Inc. (a)(b)	8,539	93,844
Nabors Industries, Ltd.	10,613	172,143
National Oilwell Varco, Inc.	13,776	974,652
Noble Corp.	3,562	135,890
Oceaneering International, Inc.	1,252	83,145
Patterson-UTI Energy, Inc. (b)	8,701	207,432
Rowan Cos. PLC (a)	6,973	246,565
Schlumberger, Ltd.	40,836	3,058,208
Superior Energy Services, Inc. (a)	8,555	222,173
TGC Industries, Inc.	11,529	114,137
Tidewater, Inc. (b)	2,088	105,444
Weatherford International, Ltd. (a)	12,284	149,128

		9,179,870

FOOD & STAPLES RETAILING — 2.2%
Costco Wholesale Corp.	12,769	1,354,919
CVS Caremark Corp.	42,600	2,342,574
Safeway, Inc.	13,666	360,099
SUPERVALU, Inc. (b)	7,715	38,884
Sysco Corp. (b)	18,568	653,036
The Kroger Co.	17,070	565,700
Wal-Mart Stores, Inc.	53,481	4,001,983
Walgreen Co.	26,772	1,276,489
Whole Foods Market, Inc.	4,245	368,254

		10,961,938

FOOD PRODUCTS — 1.8%
Archer-Daniels-Midland Co.	17,256	582,045
Bunge, Ltd. (b)	4,235	312,670
Campbell Soup Co. (b)	9,464	429,287
ConAgra Foods, Inc.	17,095	612,172
Dean Foods Co. (a)	6,721	121,852
Flowers Foods, Inc.	9,356	308,187
General Mills, Inc.	20,580	1,014,800
Green Mountain Coffee Roasters, Inc. (a)(b)	2,500	141,900
H.J. Heinz Co.	8,942	646,238
Kellogg Co.	6,135	395,278
Kraft Foods Group, Inc.	13,787	710,444
McCormick & Co., Inc.	3,311	243,524
Mead Johnson Nutrition Co.	5,721	443,091
Mondelez International, Inc. (Class A)	41,360	1,266,030
Sanderson Farms, Inc.	338	18,461
Smithfield Foods, Inc. (a)	4,732	125,303
The Hershey Co.	5,209	455,944
The J.M. Smucker Co.	2,917	289,250
TreeHouse Foods, Inc. (a)	2,752	179,293
Tyson Foods, Inc. (Class A)	11,095	275,378

		8,571,147

GAS UTILITIES — 0.1%
Delta Natural Gas Co., Inc. (b)	4,483	97,998
Gas Natural, Inc. (b)	3,055	31,161
Questar Corp.	4,403	107,125

		236,284

HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
ABIOMED, Inc. (a)(b)	3,478	64,934
Alere, Inc. (a)	3,312	84,555
Baxter International, Inc.	17,665	1,283,186
Becton, Dickinson and Co.	7,224	690,687
Boston Scientific Corp. (a)	40,870	319,195
C.R. Bard, Inc.	3,804	383,367
CareFusion Corp. (a)	5,630	196,994
Covidien PLC	7,888	535,122
DENTSPLY International, Inc. (b)	3,559	150,973
Edwards Lifesciences Corp. (a)	5,791	475,788
Hologic, Inc. (a)	10,437	235,876
Intuitive Surgical, Inc. (a)	997	489,716
MAKO Surgical Corp. (a)(b)	1,172	13,068
Masimo Corp. (b)	2,321	45,538
Medtronic, Inc.	33,167	1,557,522
NuVasive, Inc. (a)	1,674	35,673
ResMed, Inc. (b)	4,654	215,759

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

St. Jude Medical, Inc.	10,381	$419,808
Stryker Corp.	8,121	529,814
Thoratec Corp. (a)	2,062	77,325
Varian Medical Systems, Inc. (a)	4,717	339,624
Vascular Solutions, Inc. (a)	2,148	34,841
Zimmer Holdings, Inc.	6,462	486,072

		8,665,437

HEALTH CARE PROVIDERS & SERVICES — 2.3%
Aetna, Inc.	12,862	657,505
Amedisys, Inc. (a)(b)	1,395	15,512
AmerisourceBergen Corp.	7,877	405,272
athenahealth, Inc. (a)(b)	1,340	130,034
Cardinal Health, Inc.	11,261	468,683
CIGNA Corp.	9,301	580,103
Community Health Systems, Inc.	1,920	90,989
Coventry Health Care, Inc.	5,546	260,828
DaVita, Inc. (a)	4,149	492,030
Express Scripts Holding Co. (a)	25,963	1,496,767
Health Management Associates, Inc. (Class A) (a)	8,536	109,858
Health Net, Inc. (a)	5,556	159,013
HealthSouth Corp. (a)	5,727	151,021
Healthways, Inc. (a)	742	9,090
Henry Schein, Inc. (a)	4,661	431,376
Humana, Inc.	5,802	400,976
Laboratory Corp. of America Holdings (a)(b)	2,993	269,969
McKesson Corp.	9,113	983,839
Omnicare, Inc. (b)	4,796	195,293
Patterson Cos., Inc.	4,799	182,554
Quest Diagnostics, Inc.	3,895	219,873
Tenet Healthcare Corp. (a)	4,357	207,306
UnitedHealth Group, Inc.	33,735	1,929,979
VCA Antech, Inc. (a)(b)	5,054	118,718
WellCare Health Plans, Inc. (a)	656	38,022
WellPoint, Inc.	14,827	981,992

		10,986,602

HOTELS, RESTAURANTS & LEISURE — 2.1%
Biglari Holdings, Inc. (a)(b)	348	129,870
Bob Evans Farms, Inc. (b)	7,946	338,659
Brinker International, Inc. (b)	4,214	158,657
Carnival Corp.	12,119	415,682
Darden Restaurants, Inc.	5,134	265,325
International Game Technology	11,693	192,934
Interval Leisure Group, Inc. (b)	1,650	35,871
Las Vegas Sands Corp.	13,419	756,161
Marriott International, Inc. (Class A)	11,685	493,458
Marriott Vacations Worldwide Corp. (a)	1,398	59,988
McDonald’s Corp.	28,167	2,807,968
MGM Resorts International (a)	7,959	104,661
Panera Bread Co. (Class A) (a)	1,322	218,447
Penn National Gaming, Inc. (a)	3,816	207,705
Royal Caribbean Cruises, Ltd.	3,573	118,695
Scientific Games Corp. (Class A) (a)	5,810	50,837
Starbucks Corp.	21,298	1,213,134
Starwood Hotels & Resorts Worldwide, Inc.	6,973	444,389
The Cheesecake Factory, Inc. (b)	6,039	233,166
Wyndham Worldwide Corp.	10,619	684,713
Wynn Resorts, Ltd.	3,492	437,059
Yum! Brands, Inc.	15,349	1,104,207

		10,471,586

HOUSEHOLD DURABLES — 0.6%
American Greetings Corp. (Class A) (b)	6,122	98,564
D.R. Horton, Inc. (b)	10,382	252,283
Garmin, Ltd.	4,960	163,878
Harman International Industries, Inc.	3,223	143,842
KB Home	5,728	124,699
Leggett & Platt, Inc. (b)	8,364	282,536
Lennar Corp. (Class A) (b)	6,966	288,950
Mohawk Industries, Inc. (a)	1,483	167,757
NACCO Industries, Inc.	1,383	73,797
Newell Rubbermaid, Inc.	11,431	298,349
NVR, Inc. (a)	249	268,947
Pulte Group, Inc. (a)	15,193	307,506
The Ryland Group, Inc. (b)	2,395	99,680
Toll Brothers, Inc. (a)(b)	4,811	164,729
Whirlpool Corp.	2,645	313,327

		3,048,844

HOUSEHOLD PRODUCTS — 2.0%
Church & Dwight Co., Inc.	8,370	540,953
Colgate-Palmolive Co.	13,653	1,611,464
Energizer Holdings, Inc.	2,493	248,627
Kimberly-Clark Corp.	10,522	1,030,945
The Clorox Co.	3,900	345,267
The Procter & Gamble Co.	79,782	6,148,001

		9,925,257

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
Calpine Corp. (a)	10,127	208,616
NRG Energy, Inc.	14,869	393,880
The AES Corp.	21,321	268,005

		870,501

INDUSTRIAL CONGLOMERATES — 2.0%
3M Co.	18,133	1,927,719
Danaher Corp.	13,257	823,923
General Electric Co.	302,853	7,001,961
Raven Industries, Inc. (b)	5,138	172,688

		9,926,291

INSURANCE — 4.1%
ACE, Ltd.	5,020	446,629
Aflac, Inc.	13,943	725,315
American International Group, Inc. (a)	25,738	999,149
Aon PLC	7,876	484,374
Arthur J. Gallagher & Co.	3,072	126,904
Assurant, Inc.	4,315	194,218
Assured Guaranty, Ltd.	4,468	92,085
Berkshire Hathaway, Inc. (Class B) (a)	54,599	5,689,216
Cincinnati Financial Corp. (b)	4,726	223,020
Eastern Insurance Holdings, Inc. (b)	5,656	106,107
Everest Re Group, Ltd.	1,924	249,851
Fidelity National Financial, Inc. (Class A)	7,864	198,409
Genworth Financial, Inc. (Class A) (a)	14,420	144,200
Hartford Financial Services Group, Inc. (b)	12,700	327,660

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Lincoln National Corp.	12,769	$416,397
Loews Corp.	13,427	591,728
Marsh & McLennan Cos., Inc.	13,684	519,581
MBIA, Inc. (a)(b)	5,880	60,388
MetLife, Inc.	16,346	621,475
Old Republic International Corp.	12,024	152,825
PartnerRe, Ltd.	2,143	199,535
Principal Financial Group, Inc. (b)	11,843	403,017
ProAssurance Corp.	7,276	344,373
Protective Life Corp. (b)	896	32,077
Prudential Financial, Inc.	13,432	792,354
Reinsurance Group of America, Inc.	2,236	133,422
RenaissanceRe Holdings, Ltd.	2,404	221,144
Selective Insurance Group, Inc.	7,452	178,923
Stewart Information Services Corp. (b)	9,189	234,044
The Allstate Corp.	16,753	822,070
The Chubb Corp.	10,959	959,241
The Hanover Insurance Group, Inc. (b)	3,307	164,292
The Phoenix Cos, Inc. (a)(b)	2,711	83,417
The Progressive Corp.	18,646	471,184
The Travelers Cos., Inc.	17,749	1,494,288
Torchmark Corp.	3,733	223,233
Unum Group	13,088	369,736
Validus Holdings, Ltd.	4,405	164,615
W.R. Berkley Corp.	4,156	184,402
XL Group PLC	9,291	281,517

		20,126,415

INTERNET & CATALOG RETAIL — 0.9%
Amazon.com, Inc. (a)	9,382	2,500,209
Expedia, Inc.	4,825	289,548
HSN, Inc.	1,650	90,519
Liberty Interactive Corp. (Class A) (a)	18,726	400,362
Liberty Ventures, (Series A) (a)	971	73,388
Netflix, Inc. (a)	1,160	219,716
Priceline.com, Inc. (a)	1,091	750,532
TripAdvisor, Inc. (a)	4,825	253,409

		4,577,683

INTERNET SOFTWARE & SERVICES — 2.0%
Akamai Technologies, Inc. (a)(b)	6,380	225,150
AOL, Inc. (a)(b)	3,401	130,905
EarthLink, Inc.	11,182	60,606
eBay, Inc. (a)	29,453	1,596,942
Equinix, Inc. (a)(b)	1,177	254,597
Facebook, Inc. (Class A) (a)	8,892	227,457
Google, Inc. (Class A) (a)	7,458	5,921,876
IAC/InterActiveCorp.	4,303	192,258
Internap Network Services Corp. (a)	14,104	131,872
Local Corp. (a)(b)	20,469	34,797
Monster Worldwide, Inc. (a)(b)	6,229	31,581
VeriSign, Inc. (a)(b)	6,542	309,306
WebMD Health Corp. (a)	799	19,432
Yahoo!, Inc. (a)	33,747	794,067

		9,930,846

IT SERVICES — 3.3%
Accenture PLC (Class A)	10,493	797,153
Alliance Data Systems Corp. (a)(b)	1,912	309,534
Automatic Data Processing, Inc.	15,663	1,018,408
Broadridge Financial Solutions, Inc. (b)	5,461	135,651
Cognizant Technology Solutions Corp. (Class A) (a)	10,208	782,035
Computer Sciences Corp.	5,816	286,322
Fidelity National Information Services, Inc.	13,202	523,063
Fiserv, Inc. (a)	6,636	582,840
International Business Machines Corp.	31,185	6,651,760
Jack Henry & Associates, Inc.	4,146	191,587
Lender Processing Services, Inc.	3,904	99,396
Mastercard, Inc. (Class A)	2,420	1,309,535
Paychex, Inc. (b)	10,930	383,315
SAIC, Inc. (b)	6,314	85,555
Teradata Corp. (a)	6,869	401,905
The Western Union Co.	19,163	288,211
Total System Services, Inc.	6,136	152,050
Unisys Corp. (a)(b)	2,337	53,167
VeriFone Systems, Inc. (a)	1,092	22,582
Visa, Inc. (Class A)	13,114	2,227,282

		16,301,351

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Brunswick Corp.	5,066	173,359
Hasbro, Inc. (b)	6,564	288,422
Mattel, Inc.	15,274	668,848

		1,130,629

LIFE SCIENCES TOOLS & SERVICES — 0.7%
Affymetrix, Inc. (a)(b)	3,160	14,915
Agilent Technologies, Inc.	12,603	528,948
Charles River Laboratories International, Inc. (a)	2,006	88,806
Covance, Inc. (a)	1,839	136,674
Illumina, Inc. (a)(b)	3,824	206,496
Life Technologies Corp. (a)	6,299	407,104
PerkinElmer, Inc.	6,979	234,774
Sequenom, Inc. (a)(b)	2,472	10,259
Techne Corp.	2,906	197,172
Thermo Fisher Scientific, Inc.	13,251	1,013,569
Waters Corp. (a)	3,910	367,188

		3,205,905

MACHINERY — 2.5%
AGCO Corp.	2,235	116,488
Caterpillar, Inc.	17,389	1,512,321
CLARCOR, Inc.	2,063	108,060
Commercial Vehicle Group, Inc. (a)(b)	24,474	190,897
Crane Co.	3,983	222,490
Cummins, Inc.	5,151	596,537
Deere & Co.	12,036	1,034,855
Donaldson Co., Inc.	4,564	165,171
Dover Corp.	5,224	380,725
Federal Signal Corp. (a)	11,461	93,293
Flowserve Corp.	1,502	251,900
Graco, Inc.	594	34,470
Harsco Corp.	4,077	100,987
Hyster-Yale Materials Handling, Inc.	2,764	157,797
IDEX Corp.	7,135	381,152
Illinois Tool Works, Inc.	17,823	1,086,134
Ingersoll-Rand PLC	4,398	241,934
ITT Corp.	3,247	92,312
John Bean Technologies Corp.	831	17,243

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Joy Global, Inc.	4,221	$251,234
Lincoln Electric Holdings, Inc.	3,724	201,766
Meritor, Inc. (a)	38,644	182,786
Mueller Water Products, Inc., (Class A)	58,960	349,633
Navistar International Corp. (a)(b)	2,312	79,926
Oshkosh Corp. (a)	4,493	190,908
PACCAR, Inc.	9,618	486,286
Pall Corp.	7,061	482,761
Parker Hannifin Corp.	5,888	539,223
Pentair, Ltd.	6,365	335,754
SPX Corp.	2,571	203,006
Stanley Black & Decker, Inc.	3,901	315,864
Terex Corp. (a)	4,153	142,946
The Manitowoc Co., Inc.	24,894	511,821
Timken Co.	5,462	309,040
WABCO Holdings, Inc. (a)	2,834	200,052
Watts Water Technologies, Inc. (Class A) (b)	4,795	230,112
Xylem, Inc.	6,539	180,215

		11,978,099

MARINE — 0.0% (d)
Genco Shipping & Trading, Ltd. (a)(b)	820	2,362

MEDIA — 4.1%
AMC Networks, Inc. (Class A) (a)	2,006	126,739
Cablevision Systems Corp. (Class A) (b)	8,136	121,714
CBS Corp.	19,998	933,707
Comcast Corp. (Class A)	78,921	3,315,471
DIRECTV (Class A) (a)	28,767	1,628,500
Discovery Communications, Inc. (Series A) (a)(b)	9,109	717,243
DISH Network Corp. (Class A)	9,191	348,339
Gannett Co., Inc. (b)	12,272	268,389
Journal Communications, Inc. (Class A) (a)	10,685	71,803
Lamar Advertising Co. (Class A) (a)	3,659	177,864
Liberty Global, Inc. (Series A) (a)(b)	11,770	863,918
Liberty Media Corp. (Class A) (a)	5,058	564,624
Live Nation Entertainment, Inc. (a)	4,475	55,356
News Corp. (Class A)	64,674	1,973,850
Omnicom Group, Inc. (b)	8,866	522,207
Scripps Networks Interactive, Inc. (Class A)	2,064	132,798
Sirius XM Radio, Inc.	101,323	312,075
Starz — Liberty Capital (a)	5,058	112,035
The Interpublic Group of Cos., Inc.	17,076	222,500
The Madison Square Garden Co. (Class A) (a)	2,006	115,546
The McGraw-Hill Cos., Inc.	11,276	587,254
The New York Times Co. (Class A) (a)(b)	3,399	33,310
The Walt Disney Co.	51,664	2,934,515
Time Warner Cable, Inc.	8,965	861,178
Time Warner, Inc.	36,778	2,119,148
Valassis Communications, Inc. (b)	410	12,247
Viacom, Inc. (Class B)	15,410	948,794

		20,081,124

METALS & MINING — 0.7%
AK Steel Holding Corp. (b)	7,460	24,693
Alcoa, Inc. (b)	25,790	219,731
Allegheny Technologies, Inc.	2,906	92,149
Allied Nevada Gold Corp. (a)(b)	1,590	26,171
Century Aluminum Co. (a)(b)	2,895	22,407
Cliffs Natural Resources, Inc. (b)	4,652	88,435
Coeur d’Alene Mines Corp. (a)	1,236	23,311
Commercial Metals Co.	4,648	73,671
Freeport-McMoRan Copper & Gold, Inc.	26,466	876,025
McEwen Mining, Inc. (a)(b)	83,136	237,769
Molycorp, Inc. (a)(b)	1,340	6,968
Newmont Mining Corp.	13,915	582,899
Nucor Corp.	8,457	390,291
Reliance Steel & Aluminum Co.	1,560	111,025
Royal Gold, Inc. (b)	2,504	177,859
Schnitzer Steel Industries, Inc. (Class A) (b)	1,160	30,926
Steel Dynamics, Inc.	6,289	99,806
SunCoke Energy, Inc. (a)	2,410	39,355
United States Steel Corp. (b)	5,632	109,824
Walter Energy, Inc. (b)	2,241	63,868
Worthington Industries, Inc. (b)	1,664	51,551

		3,348,734

MULTI-UTILITIES — 0.9%
Alliant Energy Corp.	1,250	62,725
Ameren Corp.	5,881	205,953
CMS Energy Corp.	11,594	323,936
Consolidated Edison, Inc.	7,710	470,541
Dominion Resources, Inc.	17,672	1,028,157
DTE Energy Co.	3,499	239,122
NiSource, Inc.	8,291	243,258
PG&E Corp.	10,119	450,599
Public Service Enterprise Group, Inc.	12,923	443,776
Sempra Energy	6,798	543,432
TECO Energy, Inc. (b)	12,257	218,420
Wisconsin Energy Corp.	5,810	249,191

		4,479,110

MULTILINE RETAIL — 0.8%
Big Lots, Inc. (a)(b)	5,231	184,497
Dillard’s, Inc. (Class A)	1,828	143,590
Dollar Tree, Inc. (a)	11,445	554,281
Family Dollar Stores, Inc.	4,903	289,522
J.C. Penney Co., Inc. (b)	6,720	101,539
Kohl’s Corp. (b)	8,536	393,766
Macy’s, Inc.	15,005	627,809
Nordstrom, Inc.	7,542	416,545
Sears Holdings Corp. (a)(b)	2,420	120,928
Target Corp.	18,476	1,264,682

		4,097,159

OFFICE ELECTRONICS — 0.1%
Xerox Corp.	49,267	423,696
Zebra Technologies Corp. (Class A) (a)	4,329	204,026

		627,722

OIL, GAS & CONSUMABLE FUELS — 8.2%
Abraxas Petroleum Corp. (a)(b)	41,460	95,773
Adams Resources & Energy, Inc.	732	37,332

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Alpha Natural Resources, Inc. (a)(b)	10,953	$89,924
Anadarko Petroleum Corp.	15,101	1,320,582
Apache Corp.	10,631	820,288
Approach Resources, Inc. (a)(b)	7,782	191,515
Arch Coal, Inc. (b)	5,886	31,961
BPZ Resources, Inc. (a)(b)	28,126	63,846
Cabot Oil & Gas Corp.	4,660	315,063
Chesapeake Energy Corp. (b)	17,167	350,378
Chevron Corp.	57,310	6,809,574
Cimarex Energy Co.	1,740	131,266
Clayton Williams Energy, Inc. (a)	1,084	47,403
Cobalt International Energy, Inc. (a)	4,800	135,360
Concho Resources, Inc. (a)	3,144	306,320
ConocoPhillips	37,816	2,272,742
CONSOL Energy, Inc.	5,958	200,487
Contango Oil & Gas Co. (b)	488	19,564
Denbury Resources, Inc. (a)(b)	11,378	212,200
Devon Energy Corp.	12,602	711,005
EOG Resources, Inc.	7,545	966,288
EXCO Resources, Inc. (b)	6,204	44,235
Exxon Mobil Corp.	134,372	12,108,261
Forest Oil Corp. (a)(b)	3,578	18,820
Goodrich Petroleum Corp. (a)(b)	2,336	36,558
Hess Corp.	8,290	593,647
HollyFrontier Corp.	8,953	460,632
Houston American Energy Corp. (a)	14,189	3,114
Kinder Morgan, Inc.	9,936	384,324
Marathon Oil Corp.	21,237	716,112
Marathon Petroleum Corp.	10,617	951,283
Murphy Oil Corp.	5,802	369,761
Newfield Exploration Co. (a)	3,902	87,483
Noble Energy, Inc.	5,985	692,225
Occidental Petroleum Corp.	23,457	1,838,325
Panhandle Oil & Gas, Inc. (b)	732	20,972
Peabody Energy Corp.	7,955	168,248
Phillips 66	18,934	1,324,812
Pioneer Natural Resources Co.	5,238	650,822
Plains Exploration & Production Co. (a)	6,454	306,371
QEP Resources, Inc.	4,404	140,223
Quicksilver Resources, Inc. (a)(b)	1,412	3,177
Range Resources Corp.	6,064	491,427
Rex Energy Corp. (a)	2,742	45,188
SandRidge Energy, Inc. (a)(b)	16,904	89,084
SM Energy Co.	5,567	329,678
Southwestern Energy Co. (a)	10,938	407,550
Spectra Energy Corp.	17,759	546,089
Tesoro Corp.	6,558	383,971
The Williams Cos., Inc.	18,170	680,648
Ultra Petroleum Corp. (a)(b)	3,996	80,320
Valero Energy Corp.	15,916	724,019
WPX Energy, Inc. (a)(b)	6,057	97,033
ZaZa Energy Corp. (a)(b)	11,925	21,584
Zion Oil & Gas, Inc. (a)(b)	4,743	5,834

		39,950,701

PAPER & FOREST PRODUCTS — 0.3%
Domtar Corp.	513	39,819
International Paper Co.	15,586	725,996
Louisiana-Pacific Corp. (a)	7,120	153,792
Weyerhaeuser Co.	15,600	489,528

		1,409,135

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc.	13,684	283,670
Herbalife, Ltd. (b)	5,396	202,080
The Estee Lauder Cos., Inc. (Class A)	10,205	653,426

		1,139,176

PHARMACEUTICALS — 5.4%
Abbott Laboratories	41,684	1,472,279
AbbVie, Inc.	41,684	1,699,873
Actavis, Inc. (a)	5,054	465,524
Allergan, Inc.	8,785	980,670
Auxilium Pharmaceuticals, Inc. (a)	1,751	30,257
Bristol-Myers Squibb Co.	53,130	2,188,425
Eli Lilly & Co.	26,524	1,506,298
Endo Health Solutions, Inc. (a)	3,816	117,380
Forest Laboratories, Inc. (a)	10,051	382,340
Hospira, Inc. (a)(b)	6,371	209,160
Johnson & Johnson	74,806	6,098,933
Merck & Co., Inc.	87,130	3,853,760
Mylan, Inc. (a)	11,183	323,636
Nektar Therapeutics (a)(b)	2,226	24,486
Perrigo Co.	3,219	382,192
Pfizer, Inc.	227,409	6,563,024
Questcor Pharmaceuticals, Inc. (b)	2,639	85,873
ViroPharma, Inc. (a)(b)	3,830	96,363
VIVUS, Inc. (a)(b)	7,614	83,754

		26,564,227

PROFESSIONAL SERVICES — 0.3%
Dun & Bradstreet Corp. (b)	2,750	230,038
Equifax, Inc.	5,983	344,561
IHS, Inc. (Class A) (a)	1,756	183,888
Manpower, Inc.	2,724	154,505
Robert Half International, Inc.	8,122	304,819

		1,217,811

REAL ESTATE INVESTMENT TRUSTS — 3.1%
Agree Realty Corp.	14,712	442,831
American Assets Trust, Inc.	6,719	215,075
American Campus Communities, Inc.	3,415	154,836
American Tower Corp.	12,589	968,346
Annaly Capital Management, Inc. (b)	18,497	293,917
Apartment Investment & Management Co. (Class A)	6,704	205,545
Apollo Commercial Real Estate Finance, Inc. (b)	24,501	430,973
Ashford Hospitality Trust, Inc. (b)	16,577	204,892
AvalonBay Communities, Inc.	2,584	327,315
BioMed Realty Trust, Inc.	5,634	121,694
Boston Properties, Inc.	6,379	644,662
BRE Properties, Inc.	2,147	104,516
Camden Property Trust	1,146	78,707
CBL & Associates Properties, Inc.	4,813	113,587
Cedar Realty Trust, Inc. (b)	4,907	29,982
Colonial Properties Trust	1,004	22,700
Coresite Realty Corp. (b)	7,015	245,385
Corporate Office Properties Trust (b)	4,652	124,115
Cousins Properties, Inc. (b)	19,363	206,990
DDR Corp. (b)	5,127	89,312
Digital Realty Trust, Inc. (b)	2,169	145,128

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Duke Realty Corp.	5,644	$95,835
Equity Residential	10,285	566,292
Extra Space Storage, Inc.	4,226	165,955
Glimcher Realty Trust (b)	8,700	100,920
HCP, Inc.	8,887	443,106
Health Care REIT, Inc.	2,975	202,032
Home Properties, Inc. (b)	1,492	94,623
Hospitality Properties Trust	4,577	125,593
Host Hotels & Resorts, Inc.	20,749	362,900
Investors Real Estate Trust	19,155	189,060
iStar Financial, Inc. (a)(b)	40,307	438,943
Kimco Realty Corp. (b)	9,690	217,056
LaSalle Hotel Properties	6,792	172,381
Lexington Realty Trust (b)	4,404	51,967
Liberty Property Trust	3,246	129,029
Monmouth Real Estate Investment Corp.	12,285	136,978
National Retail Properties, Inc.	8,291	299,885
Pennsylvania Real Estate Investment Trust	6,210	120,412
Plum Creek Timber Co., Inc.	6,629	346,034
Post Properties, Inc.	1,086	51,151
ProLogis	8,612	344,308
Public Storage	3,151	479,960
Realty Income Corp.	4,226	191,649
Regency Centers Corp.	912	48,254
Retail Opportunity Investments Corp. (b)	26,183	366,824
RLJ Lodging Trust	7,803	177,596
Ryman Hospitality Properties (b)	1,286	58,835
Senior Housing Properties Trust	3,716	99,700
Simon Property Group, Inc.	7,633	1,210,288
SL Green Realty Corp. (b)	1,994	171,703
Strategic Hotels & Resorts, Inc. (a)(b)	54,056	451,368
Sunstone Hotel Investors, Inc. (a)	1,586	19,524
Tanger Factory Outlet Centers, Inc. (b)	7,704	278,731
The Macerich Co.	5,151	331,621
UDR, Inc.	5,395	130,505
Ventas, Inc.	6,619	484,511
Vornado Realty Trust	8,610	720,140
Weingarten Realty Investors (b)	3,312	104,494

		15,150,671

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. (a)	11,678	294,869
Forestar Group, Inc. (a)(b)	1,570	34,320
Jones Lang LaSalle, Inc.	1,902	189,078
The St. Joe Co. (a)(b)	2,727	57,949

		576,216

ROAD & RAIL — 1.1%
Avis Budget Group, Inc. (a)(b)	2,828	78,703
Con-way, Inc.	820	28,872
CSX Corp.	37,907	933,650
J.B. Hunt Transport Services, Inc.	7,700	573,496
Kansas City Southern	3,568	395,691
Landstar System, Inc.	4,891	279,227
Norfolk Southern Corp.	12,273	946,003
Union Pacific Corp.	13,662	1,945,606

		5,181,248

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.2%
Advanced Micro Devices, Inc. (a)(b)	16,352	41,698
Altera Corp.	9,610	340,867
Anadigics, Inc. (a)	5,217	10,434
Analog Devices, Inc.	10,286	478,196
Applied Materials, Inc.	41,644	561,361
AXT, Inc. (a)	15,767	46,355
Broadcom Corp. (Class A)	15,575	539,985
Cirrus Logic, Inc. (a)(b)	3,238	73,665
Cree, Inc. (a)(b)	1,082	59,196
Cypress Semiconductor Corp. (a)(b)	4,909	54,146
First Solar, Inc. (a)(b)	1,592	42,920
Intel Corp.	158,815	3,470,108
International Rectifier Corp. (a)(b)	3,396	71,825
Intersil Corp. (Class A)	8,947	77,928
KLA-Tencor Corp.	8,056	424,873
Lam Research Corp. (a)	14,126	585,664
Linear Technology Corp.	9,026	346,328
LSI Corp. (a)	18,997	128,800
Marvell Technology Group, Ltd.	13,847	146,501
Maxim Integrated Products, Inc.	5,981	195,280
MEMC Electronic Materials, Inc. (a)(b)	8,291	36,480
Microchip Technology, Inc. (b)	7,455	274,046
Micron Technology, Inc. (a)	23,132	230,857
Microsemi Corp. (a)	4,728	109,548
MKS Instruments, Inc.	588	15,994
NVIDIA Corp.	18,733	240,157
ON Semiconductor Corp. (a)	8,786	72,748
Rambus, Inc. (a)	4,223	23,691
Sigma Designs, Inc. (a)	1,228	5,980
Skyworks Solutions, Inc. (a)	3,055	67,302
SunPower Corp. (a)	265	3,058
Teradyne, Inc. (a)(b)	9,938	161,194
Texas Instruments, Inc.	37,314	1,323,901
Xilinx, Inc.	8,139	310,666

		10,571,752

SOFTWARE — 3.5%
Activision Blizzard, Inc.	18,575	270,638
Adobe Systems, Inc. (a)	18,907	822,644
Autodesk, Inc. (a)	10,127	417,638
BMC Software, Inc. (a)	7,061	327,136
CA, Inc.	13,612	342,614
Cadence Design Systems, Inc. (a)	13,998	194,992
Citrix Systems, Inc. (a)	8,306	599,361
Compuware Corp. (a)	15,688	196,100
Comverse, Inc. (a)	10	280
Concur Technologies, Inc. (a)(b)	2,496	171,375
Electronic Arts, Inc. (a)	9,136	161,707
Intuit, Inc.	11,027	723,923
Microsoft Corp.	220,886	6,319,548
Nuance Communications, Inc. (a)(b)	8,706	175,687
Oracle Corp.	112,668	3,643,683
PTC, Inc. (a)	9,445	240,753
Red Hat, Inc. (a)	8,029	405,946
Rovi Corp. (a)	1,758	37,639
Salesforce.com, Inc. (a)	3,221	576,011
Smith Micro Software, Inc. (a)(b)	5,815	7,676
Solera Holdings, Inc.	3,250	189,573
Symantec Corp. (a)	26,542	655,057

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Synopsys, Inc. (a)	7,781	$279,182
TiVo, Inc. (a)(b)	5,800	71,862
Verint Systems, Inc. (a)	14	512
VMware, Inc. (Class A) (a)	1,156	91,185
Websense, Inc. (a)	1,329	19,935

		16,942,657

SPECIALTY RETAIL — 2.7%
Abercrombie & Fitch Co. (Class A)	3,980	183,876
Advance Auto Parts, Inc.	4,328	357,709
Aeropostale, Inc. (a)(b)	2,320	31,552
American Eagle Outfitters, Inc.	8,033	150,217
AutoNation, Inc. (a)	8,036	351,575
AutoZone, Inc. (a)	1,311	520,166
Bed Bath & Beyond, Inc. (a)	8,943	576,108
Best Buy Co., Inc. (b)	9,626	213,216
Chico’s FAS, Inc.	4,970	83,496
Dick’s Sporting Goods, Inc. (b)	3,148	148,900
Foot Locker, Inc.	7,129	244,097
GameStop Corp. (Class A) (b)	4,389	122,760
Genesco, Inc. (a)	733	44,046
L Brands, Inc.	11,113	496,307
Lowe’s Cos., Inc.	39,073	1,481,648
O’Reilly Automotive, Inc. (a)	5,902	605,250
Office Depot, Inc. (a)(b)	11,266	44,275
OfficeMax, Inc.	2,006	23,290
PetSmart, Inc.	6,629	411,661
Pier 1 Imports, Inc. (b)	1,824	41,952
RadioShack Corp. (b)	6,469	21,736
Rent-A-Center, Inc. (b)	4,495	166,045
Ross Stores, Inc.	11,181	677,792
Staples, Inc.	21,319	286,314
The Gap, Inc.	16,570	586,578
The Home Depot, Inc.	49,509	3,454,738
The Men’s Wearhouse, Inc.	1,483	49,562
Tiffany & Co. (b)	4,899	340,676
TJX Cos., Inc.	23,137	1,081,655
Urban Outfitters, Inc. (a)	5,213	201,952
Williams-Sonoma, Inc. (b)	4,048	208,553

		13,207,702

TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Carter’s, Inc. (a)(b)	2,892	165,625
Coach, Inc.	10,603	530,044
Crocs, Inc. (a)	1,004	14,879
Fifth & Pacific Cos., Inc. (a)	8,130	153,494
Hanesbrands, Inc. (a)	3,996	182,058
Iconix Brand Group, Inc. (a)(b)	1,322	34,200
NIKE, Inc. (Class B)	16,402	967,882
Quiksilver, Inc. (a)(b)	9,778	59,352
The Jones Group, Inc. (b)	6,786	86,318
Under Armour, Inc. (Class A) (a)(b)	3,334	170,701
V.F. Corp.	1,978	331,810
Wolverine World Wide, Inc. (b)	6,455	286,408

		2,982,771

THRIFTS & MORTGAGE FINANCE — 0.2%
Astoria Financial Corp.	3,732	36,798
Berkshire Hills Bancorp, Inc.	4,899	125,120
Doral Financial Corp. (a)	88,391	62,289
Hudson City Bancorp, Inc.	9,108	78,693
MGIC Investment Corp. (a)	8,700	43,065
New York Community Bancorp, Inc. (b)	8,528	122,377
OceanFirst Financial Corp.	15,841	228,427
People’s United Financial, Inc. (b)	10,042	134,965
Radian Group, Inc. (b)	10,542	112,905
TrustCo Bank Corp. NY (b)	16,985	94,776

		1,039,415

TOBACCO — 1.6%
Altria Group, Inc.	58,446	2,009,958
Lorillard, Inc.	12,470	503,164
Philip Morris International, Inc.	54,025	5,008,658
Reynolds American, Inc.	11,847	527,073

		8,048,853

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co.	11,927	612,451
Kaman Corp. (b)	5,209	184,763
W.W. Grainger, Inc.	1,312	295,174
Willis Lease Finance Corp. (a)(b)	3,747	56,655

		1,149,043

WATER UTILITIES — 0.1%
Aqua America, Inc. (b)	3,311	104,098
Artesian Resources Corp., (Class A) (b)	5,130	115,271
Cadiz, Inc. (a)(b)	4,535	30,657
Connecticut Water Service, Inc. (b)	6,566	191,924

		441,950

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Crown Castle International Corp. (a)	8,635	601,341
Leap Wireless International, Inc. (a)(b)	2,656	15,644
MetroPCS Communications, Inc. (a)	6,702	73,052
NII Holdings, Inc. (a)(b)	5,892	25,512
SBA Communications Corp. (Class A) (a)(b)	4,150	298,883
Sprint Nextel Corp. (a)	75,564	469,253
Telephone & Data Systems, Inc.	4,653	98,039

		1,581,724

TOTAL COMMON STOCKS —
(Cost $413,199,968)		487,042,897

SHORT TERM INVESTMENTS — 3.9%
MONEY MARKET FUNDS — 3.9%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	18,154,392	18,154,392
State Street Institutional Liquid Reserves Fund 0.13% (f)(g)	771,991	771,991

TOTAL SHORT TERM INVESTMENTS —
(Cost $18,926,383)		18,926,383

TOTAL INVESTMENTS — 103.6% (h)
(Cost $432,126,351)		505,969,280
OTHER ASSETS & LIABILITIES — (3.6)%		(17,527,754)

NET ASSETS — 100.0%		$488,441,526

SPDR Dow Jones Total Market ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2013.
(c)	Affiliated issuer. (See accompanying Notes to Schedules of Investments)
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.2%
BE Aerospace, Inc. (a)	300	$18,087
General Dynamics Corp.	1,033	72,837
Honeywell International, Inc.	2,454	184,909
L-3 Communications Holdings, Inc. (b)	226	18,288
Lockheed Martin Corp. (b)	823	79,436
Northrop Grumman Corp.	757	53,103
Precision Castparts Corp.	441	83,622
Raytheon Co. (b)	989	58,143
Rockwell Collins, Inc. (b)	455	28,720
Textron, Inc.	853	25,428
The Boeing Co.	2,140	183,719
TransDigm Group, Inc.	139	21,256
United Technologies Corp.	2,647	247,309

		1,074,857

AIR FREIGHT & LOGISTICS — 0.7%
C.H. Robinson Worldwide, Inc. (b)	512	30,443
Expeditors International of Washington, Inc.	677	24,176
FedEx Corp.	918	90,148
United Parcel Service, Inc. (Class B)	2,256	193,790

		338,557

AIRLINES — 0.2%
Delta Air Lines, Inc. (a)(b)	2,565	42,348
Southwest Airlines Co.	2,337	31,503
United Continental Holdings, Inc. (a)(b)	972	31,114

		104,965

AUTO COMPONENTS — 0.4%
Allison Transmission Holdings, Inc. (b)	100	2,401
BorgWarner, Inc. (a)(b)	359	27,765
Delphi Automotive PLC	900	39,960
Johnson Controls, Inc.	2,083	73,051
Lear Corp.	313	17,174
TRW Automotive Holdings Corp. (a)	377	20,735

		181,086

AUTOMOBILES — 0.6%
Ford Motor Co.	12,099	159,102
General Motors Co. (a)(b)	2,424	67,436
Harley-Davidson, Inc.	754	40,188
Tesla Motors, Inc. (a)(b)	200	7,578

		274,304

BEVERAGES — 2.2%
Beam, Inc.	485	30,817
Brown-Forman Corp. (Class B) (b)	502	35,843
Coca-Cola Enterprises, Inc.	796	29,388
Constellation Brands, Inc. (Class A) (a)(b)	504	24,011
Dr. Pepper Snapple Group, Inc.	669	31,410
Molson Coors Brewing Co. (Class B)	455	22,263
Monster Beverage Corp. (a)	462	22,056
PepsiCo, Inc.	4,741	375,060
The Coca-Cola Co.	11,918	481,964

		1,052,812

BIOTECHNOLOGY — 2.0%
Alexion Pharmaceuticals, Inc. (a)(b)	604	55,652
Amgen, Inc.	2,280	233,723
Biogen Idec, Inc. (a)	736	141,982
BioMarin Pharmaceutical, Inc. (a)	400	24,904
Celgene Corp. (a)	1,326	153,697
Gilead Sciences, Inc. (a)(b)	4,746	232,222
Medivation, Inc. (a)(b)	200	9,354
Onyx Pharmaceuticals, Inc. (a)(b)	200	17,772
Pharmacyclics, Inc. (a)	200	16,082
Regeneron Pharmaceuticals, Inc. (a)(b)	220	38,808
Seattle Genetics, Inc. (a)(b)	300	10,653
Vertex Pharmaceuticals, Inc. (a)	668	36,726

		971,575

BUILDING PRODUCTS — 0.1%
Fortune Brands Home & Security, Inc. (a)	485	18,154
Masco Corp.	1,174	23,773
Owens Corning (a)(b)	371	14,629

		56,556

CAPITAL MARKETS — 2.1%
Affiliated Managers Group, Inc. (a)(b)	157	24,110
Ameriprise Financial, Inc. (b)	603	44,411
BlackRock, Inc.	401	103,009
Eaton Vance Corp. (b)	363	15,184
Franklin Resources, Inc.	429	64,697
Invesco, Ltd.	1,380	39,965
Legg Mason, Inc. (b)	442	14,210
LPL Investment Holdings, Inc.	145	4,675
Morgan Stanley	4,319	94,932
Northern Trust Corp. (b)	669	36,501
Raymond James Financial, Inc.	307	14,153
SEI Investments Co.	422	12,175
State Street Corp. (c)	1,371	81,012
T. Rowe Price Group, Inc. (b)	762	57,051
TD Ameritrade Holding Corp. (b)	768	15,836
The Bank of New York Mellon Corp.	3,564	99,756
The Charles Schwab Corp. (b)	3,469	61,367
The Goldman Sachs Group, Inc.	1,357	199,683

		982,727

CHEMICALS — 2.5%
Air Products & Chemicals, Inc.	630	54,886
Airgas, Inc.	218	21,617
Albemarle Corp. (b)	286	17,881
Ashland, Inc.	219	16,272
Axiall Corp.	200	12,432
Celanese Corp. (Series A) (b)	470	20,703
CF Industries Holdings, Inc.	192	36,551
E. I. du Pont de Nemours & Co.	2,899	142,515
Eastman Chemical Co.	507	35,424
Ecolab, Inc. (b)	856	68,634
FMC Corp. (b)	472	26,918
Huntsman Corp.	543	10,094
International Flavors & Fragrances, Inc. (b)	249	19,091
LyondellBasell Industries NV	1,222	77,340
Monsanto Co.	1,668	176,191
PPG Industries, Inc.	448	60,005
Praxair, Inc.	935	104,290
Rockwood Holdings, Inc. (b)	213	13,939
RPM International, Inc.	400	12,632
Sigma-Aldrich Corp. (b)	341	26,489
The Dow Chemical Co.	3,732	118,827

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

The Mosaic Co.	851	$50,728
The Sherwin-Williams Co.	261	44,080
Valspar Corp.	291	18,115
W.R. Grace & Co. (a)	200	15,502
Westlake Chemical Corp. (b)	100	9,350

		1,210,506

COMMERCIAL BANKS — 2.6%
BB&T Corp.	2,190	68,744
BOK Financial Corp. (b)	69	4,299
CIT Group, Inc. (a)	571	24,827
Comerica, Inc.	567	20,384
Cullen/Frost Bankers, Inc. (b)	176	11,005
Fifth Third Bancorp (b)	2,817	45,945
First Republic Bank (b)	219	8,458
Huntington Bancshares, Inc.	2,679	19,798
KeyCorp	2,932	29,203
M&T Bank Corp. (b)	380	39,201
PNC Financial Services Group, Inc.	1,647	109,525
Regions Financial Corp.	4,524	37,052
SunTrust Banks, Inc.	1,636	47,133
U.S. Bancorp	5,843	198,253
Wells Fargo & Co.	15,274	564,985
Zions Bancorporation (b)	456	11,395

		1,240,207

COMMERCIAL SERVICES & SUPPLIES — 0.6%
Avery Dennison Corp. (b)	277	11,930
Cintas Corp. (b)	350	15,445
Copart, Inc. (a)	372	12,752
Iron Mountain, Inc.	519	18,845
Republic Services, Inc. (b)	977	32,241
Rollins, Inc.	200	4,910
Stericycle, Inc. (a)	286	30,367
The ADT Corp.	724	35,433
Tyco International, Ltd.	1,448	46,336
Waste Connections, Inc. (b)	374	13,457
Waste Management, Inc. (b)	1,376	53,953

		275,669

COMMUNICATIONS EQUIPMENT — 1.7%
Cisco Systems, Inc.	16,430	343,551
F5 Networks, Inc. (a)	245	21,824
Harris Corp.	360	16,682
JDS Uniphase Corp. (a)(b)	699	9,346
Juniper Networks, Inc. (a)	1,672	30,999
Motorola Solutions, Inc.	856	54,810
Palo Alto Networks, Inc. (a)	100	5,660
QUALCOMM, Inc.	5,280	353,496

		836,368

COMPUTERS & PERIPHERALS — 3.8%
3D Systems Corp. (a)(b)	200	6,448
Apple, Inc.	2,915	1,290,266
Dell, Inc.	4,524	64,829
EMC Corp. (a)	6,507	155,452
Hewlett-Packard Co.	6,176	147,236
NCR Corp. (a)	528	14,552
NetApp, Inc. (a)	1,124	38,396
SanDisk Corp. (a)(b)	716	39,380
Seagate Technology PLC	996	36,414
Western Digital Corp.	689	34,643

		1,827,616

CONSTRUCTION & ENGINEERING — 0.2%
Fluor Corp.	537	35,619
Jacobs Engineering Group, Inc. (a)(b)	388	21,821
KBR, Inc.	463	14,853
Quanta Services, Inc. (a)	609	17,406

		89,699

CONSTRUCTION MATERIALS — 0.1%
Martin Marietta Materials, Inc. (b)	126	12,855
Vulcan Materials Co.	365	18,870

		31,725

CONSUMER FINANCE — 0.8%
American Express Co.	2,960	199,682
Capital One Financial Corp.	1,791	98,415
Discover Financial Services	1,548	69,412
SLM Corp.	1,479	30,290

		397,799

CONTAINERS & PACKAGING — 0.3%
Ball Corp.	504	23,980
Bemis Co., Inc. (b)	318	12,834
Crown Holdings, Inc. (a)	505	21,013
MeadWestvaco Corp.	529	19,203
Owens-Illinois, Inc. (a)	544	14,498
Packaging Corp. of America	300	13,461
Rock-Tenn Co. (Class A)	200	18,558
Sealed Air Corp.	526	12,682

		136,229

DISTRIBUTORS — 0.1%
Genuine Parts Co. (b)	513	40,014
LKQ Corp. (a)	900	19,584

		59,598

DIVERSIFIED CONSUMER SERVICES — 0.1%
H&R Block, Inc.	942	27,714

DIVERSIFIED FINANCIAL SERVICES — 3.3%
Bank of America Corp.	33,406	406,885
Citigroup, Inc.	9,436	417,449
CME Group, Inc.	985	60,469
IntercontinentalExchange, Inc. (a)	229	37,343
JPMorgan Chase & Co.	11,840	561,926
Leucadia National Corp.	829	22,740
Moody’s Corp. (b)	606	32,312
MSCI, Inc. (Class A) (a)(b)	370	12,554
NYSE Euronext	820	31,685
The NASDAQ OMX Group, Inc.	361	11,660

		1,595,023

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.5%
AT&T, Inc.	17,030	624,831
CenturyLink, Inc. (b)	1,971	69,241
Frontier Communications Corp. (b)	3,148	12,529
Level 3 Communications, Inc. (a)(b)	500	10,145
tw telecom, Inc. (a)(b)	400	10,076
Verizon Communications, Inc. (b)	8,884	436,649
Windstream Corp. (b)	1,769	14,063

		1,177,534

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

ELECTRIC UTILITIES — 1.9%
American Electric Power Co., Inc.	1,509	$73,383
Duke Energy Corp.	2,166	157,230
Edison International	1,052	52,937
Entergy Corp.	550	34,782
Exelon Corp.	2,641	91,062
FirstEnergy Corp.	1,317	55,577
ITC Holdings Corp. (b)	155	13,835
NextEra Energy, Inc.	1,346	104,557
Northeast Utilities (b)	1,030	44,764
NV Energy, Inc.	741	14,842
OGE Energy Corp.	298	20,854
Pepco Holdings, Inc. (b)	680	14,552
Pinnacle West Capital Corp.	319	18,467
PPL Corp. (b)	1,733	54,260
Southern Co.	2,705	126,919
Westar Energy, Inc. (b)	342	11,347
Xcel Energy, Inc.	1,520	45,144

		934,512

ELECTRICAL EQUIPMENT — 0.7%
AMETEK, Inc.	745	32,303
Eaton Corp. PLC	1,448	88,690
Emerson Electric Co.	2,225	124,311
Hubbell, Inc. (Class B)	169	16,412
Rockwell Automation, Inc.	455	39,289
Roper Industries, Inc. (b)	301	38,320

		339,325

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Amphenol Corp. (Class A) (b)	515	38,445
Arrow Electronics, Inc. (a)	384	15,598
Avnet, Inc. (a)	464	16,797
Corning, Inc.	4,732	63,077
FLIR Systems, Inc.	435	11,314
Jabil Circuit, Inc. (b)	660	12,197
Mettler-Toledo International, Inc. (a)(b)	104	22,175
Molex, Inc. (b)	425	12,444
National Instruments Corp. (b)	300	9,825
TE Connectivity, Ltd.	1,292	54,174
Trimble Navigation, Ltd. (a)	814	24,387

		280,433

ENERGY EQUIPMENT & SERVICES — 2.0%
Baker Hughes, Inc.	1,338	62,097
Cameron International Corp. (a)	758	49,422
Diamond Offshore Drilling, Inc. (b)	211	14,677
Dresser-Rand Group, Inc. (a)	200	12,332
Ensco PLC (Class A)	700	42,000
FMC Technologies, Inc. (a)(b)	738	40,140
Halliburton Co.	2,826	114,199
Helmerich & Payne, Inc. (b)	295	17,906
Nabors Industries, Ltd.	906	14,695
National Oilwell Varco, Inc.	1,293	91,480
Noble Corp.	832	31,741
Oceaneering International, Inc.	354	23,509
Oil States International, Inc. (a)	160	13,051
Rowan Cos. PLC (a)	342	12,093
Schlumberger, Ltd.	4,150	310,793
Superior Energy Services, Inc. (a)	500	12,985
Transocean, Ltd.	1,100	57,156
Weatherford International, Ltd. (a)	2,230	27,072

		947,348

FOOD & STAPLES RETAILING — 2.2%
Costco Wholesale Corp.	1,359	144,204
CVS Caremark Corp.	3,847	211,547
Safeway, Inc. (b)	778	20,500
Sysco Corp. (b)	1,867	65,663
The Kroger Co.	1,538	50,969
Wal-Mart Stores, Inc.	5,235	391,735
Walgreen Co.	2,690	128,259
Whole Foods Market, Inc.	507	43,982

		1,056,859

FOOD PRODUCTS — 1.9%
Archer-Daniels-Midland Co.	2,062	69,551
Bunge, Ltd. (b)	481	35,512
Campbell Soup Co. (b)	539	24,449
ConAgra Foods, Inc.	1,261	45,156
Flowers Foods, Inc. (b)	300	9,882
General Mills, Inc.	1,968	97,042
Green Mountain Coffee Roasters, Inc. (a)(b)	385	21,853
H.J. Heinz Co.	994	71,836
Hillshire Brands Co.	385	13,533
Hormel Foods Corp. (b)	471	19,462
Ingredion, Inc.	236	17,068
Kellogg Co.	754	48,580
Kraft Foods Group, Inc.	1,828	94,197
McCormick & Co., Inc. (b)	427	31,406
Mead Johnson Nutrition Co.	631	48,871
Mondelez International, Inc. (Class A)	5,486	167,926
The Hershey Co.	475	41,577
The J.M. Smucker Co.	335	33,219
Tyson Foods, Inc. (Class A)	923	22,909

		914,029

GAS UTILITIES — 0.2%
AGL Resources, Inc. (b)	356	14,934
National Fuel Gas Co. (b)	214	13,129
ONEOK, Inc.	626	29,841
Questar Corp.	550	13,382
UGI Corp. (b)	339	13,014

		84,300

HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
Baxter International, Inc.	1,733	125,885
Becton, Dickinson and Co. (b)	624	59,661
Boston Scientific Corp. (a)	4,254	33,224
C.R. Bard, Inc. (b)	247	24,893
CareFusion Corp. (a)	655	22,918
Covidien PLC	1,487	100,878
DENTSPLY International, Inc. (b)	429	18,198
Edwards Lifesciences Corp. (a)(b)	356	29,249
Hologic, Inc. (a)(b)	800	18,080
IDEXX Laboratories, Inc. (a)(b)	193	17,831
Intuitive Surgical, Inc. (a)	119	58,452
Medtronic, Inc.	3,116	146,327
ResMed, Inc. (b)	475	22,021
Sirona Dental Systems, Inc. (a)	200	14,746
St. Jude Medical, Inc. (b)	894	36,153
Stryker Corp. (b)	920	60,021
The Cooper Cos., Inc.	140	15,103

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Varian Medical Systems, Inc. (a)(b)	362	$26,064
Zimmer Holdings, Inc. (b)	557	41,898

		871,602

HEALTH CARE PROVIDERS & SERVICES — 2.0%
Aetna, Inc.	1,050	53,676
AmerisourceBergen Corp.	731	37,610
Cardinal Health, Inc.	1,076	44,783
CIGNA Corp.	875	54,574
Community Health Systems, Inc.	300	14,217
Coventry Health Care, Inc.	470	22,104
DaVita, Inc. (a)	269	31,901
Express Scripts Holding Co. (a)	2,537	146,258
HCA Holdings, Inc.	753	30,594
Henry Schein, Inc. (a)(b)	294	27,210
Humana, Inc.	500	34,555
Laboratory Corp. of America Holdings (a)	313	28,233
McKesson Corp.	733	79,135
MEDNAX, Inc. (a)	200	17,926
Omnicare, Inc. (b)	331	13,478
Patterson Cos., Inc. (b)	313	11,906
Quest Diagnostics, Inc. (b)	454	25,628
Tenet Healthcare Corp. (a)	300	14,274
UnitedHealth Group, Inc.	3,200	183,072
Universal Health Services, Inc. (Class B)	292	18,650
WellPoint, Inc.	936	61,991

		951,775

HEALTH CARE TECHNOLOGY — 0.1%
Cerner Corp. (a)(b)	441	41,785

HOTELS, RESTAURANTS & LEISURE — 1.9%
Burger King Worldwide, Inc. (b)	300	5,730
Carnival Corp.	1,344	46,099
Chipotle Mexican Grill, Inc. (a)(b)	99	32,261
Darden Restaurants, Inc.	416	21,499
Dunkin’ Brands Group, Inc. (b)	256	9,441
Hyatt Hotels Corp. (Class A) (a)	122	5,274
International Game Technology	951	15,692
Las Vegas Sands Corp.	1,114	62,774
Marriott International, Inc. (Class A) (b)	810	34,206
McDonald’s Corp.	3,115	310,534
MGM Resorts International (a)(b)	966	12,703
Panera Bread Co. (Class A) (a)	100	16,524
Penn National Gaming, Inc. (a)(b)	209	11,376
Royal Caribbean Cruises, Ltd.	437	14,517
Starbucks Corp.	2,314	131,806
Starwood Hotels & Resorts Worldwide, Inc. (b)	621	39,576
Wyndham Worldwide Corp.	383	24,696
Wynn Resorts, Ltd. (b)	250	31,290
Yum! Brands, Inc.	1,363	98,054

		924,052

HOUSEHOLD DURABLES — 0.5%
D.R. Horton, Inc. (b)	864	20,995
Garmin, Ltd. (b)	392	12,952
Jarden Corp. (a)	300	12,855
Leggett & Platt, Inc. (b)	510	17,228
Lennar Corp. (Class A) (b)	547	22,689
Mohawk Industries, Inc. (a)	170	19,230
Newell Rubbermaid, Inc. (b)	871	22,733
NVR, Inc. (a)	16	17,282
Pulte Group, Inc. (a)(b)	1,000	20,240
Toll Brothers, Inc. (a)(b)	429	14,689
Tupperware Brands Corp.	187	15,285
Whirlpool Corp.	234	27,720

		223,898

HOUSEHOLD PRODUCTS — 2.1%
Church & Dwight Co., Inc. (b)	438	28,308
Colgate-Palmolive Co.	1,391	164,180
Energizer Holdings, Inc. (b)	214	21,342
Kimberly-Clark Corp. (b)	1,209	118,458
The Clorox Co.	386	34,173
The Procter & Gamble Co.	8,474	653,006

		1,019,467

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
Calpine Corp. (a)	1,142	23,525
NRG Energy, Inc.	1,045	27,682
The AES Corp.	1,979	24,876

		76,083

INDUSTRIAL CONGLOMERATES — 2.2%
3M Co.	1,971	209,537
Carlisle Cos., Inc.	200	13,558
Danaher Corp.	1,777	110,441
General Electric Co.	32,221	744,949

		1,078,485

INSURANCE — 4.3%
ACE, Ltd.	1,086	96,621
Aflac, Inc.	1,476	76,782
Alleghany Corp. (a)(b)	50	19,796
American Financial Group, Inc.	245	11,608
American International Group, Inc. (a)	4,644	180,280
Aon PLC	1,007	61,931
Arch Capital Group, Ltd. (a)(b)	464	24,392
Arthur J. Gallagher & Co.	400	16,524
Axis Capital Holdings, Ltd.	353	14,692
Berkshire Hathaway, Inc. (Class B) (a)	5,659	589,668
Brown & Brown, Inc.	358	11,470
Cincinnati Financial Corp. (b)	477	22,510
CNA Financial Corp.	85	2,779
Erie Indemnity Co. (Class A)	85	6,420
Everest Re Group, Ltd.	139	18,051
Fidelity National Financial, Inc. (Class A) (b)	684	17,257
Genworth Financial, Inc. (Class A) (a)	1,614	16,140
Hartford Financial Services Group, Inc. (b)	1,363	35,165
HCC Insurance Holdings, Inc.	365	15,341
Lincoln National Corp. (b)	760	24,784
Loews Corp.	935	41,205
Markel Corp. (a)(b)	30	15,105
Marsh & McLennan Cos., Inc.	1,711	64,967
MetLife, Inc.	3,419	129,990
PartnerRe, Ltd.	224	20,857
Principal Financial Group, Inc.	842	28,653
Prudential Financial, Inc.	1,400	82,586
Reinsurance Group of America, Inc.	230	13,724
RenaissanceRe Holdings, Ltd.	159	14,626
The Allstate Corp.	1,522	74,685

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

The Chubb Corp. (b)	780	$68,273
The Progressive Corp.	1,756	44,374
The Travelers Cos., Inc.	1,182	99,513
Torchmark Corp. (b)	324	19,375
Unum Group	935	26,414
Validus Holdings, Ltd.	319	11,921
W.R. Berkley Corp. (b)	376	16,683
White Mountains Insurance Group, Ltd. (b)	20	11,342
XL Group PLC	996	30,179

		2,076,683

INTERNET & CATALOG RETAIL — 1.1%
Amazon.com, Inc. (a)	1,137	302,999
Expedia, Inc.	329	19,743
Liberty Interactive Corp. (Class A) (a)	1,649	35,256
Netflix, Inc. (a)	166	31,442
Priceline.com, Inc. (a)(b)	156	107,317
TripAdvisor, Inc. (a)(b)	329	17,279

		514,036

INTERNET SOFTWARE & SERVICES — 2.3%
Akamai Technologies, Inc. (a)(b)	524	18,492
eBay, Inc. (a)	3,645	197,632
Equinix, Inc. (a)	155	33,528
Facebook, Inc. (Class A) (a)	1,700	43,486
Google, Inc. (Class A) (a)	826	655,869
IAC/InterActiveCorp.	252	11,259
LinkedIn Corp. (Class A) (a)	197	34,684
Rackspace Hosting, Inc. (a)(b)	351	17,719
VeriSign, Inc. (a)(b)	515	24,349
Yahoo!, Inc. (a)	2,951	69,437

		1,106,455

IT SERVICES — 3.7%
Accenture PLC (Class A)	2,019	153,383
Alliance Data Systems Corp. (a)(b)	164	26,550
Automatic Data Processing, Inc.	1,520	98,830
Cognizant Technology Solutions Corp. (Class A) (a)	951	72,856
Computer Sciences Corp.	480	23,630
Fidelity National Information Services, Inc.	875	34,668
Fiserv, Inc. (a)	424	37,240
FleetCor Technologies, Inc. (a)	200	15,334
Gartner, Inc. (a)(b)	300	16,323
Genpact, Ltd.	326	5,930
Global Payments, Inc. (b)	251	12,465
International Business Machines Corp.	3,253	693,865
Jack Henry & Associates, Inc. (b)	200	9,242
Mastercard, Inc. (Class A)	333	180,196
Paychex, Inc. (b)	1,029	36,087
SAIC, Inc. (b)	915	12,398
Teradata Corp. (a)	536	31,361
The Western Union Co. (b)	1,791	26,937
Total System Services, Inc.	538	13,332
Vantiv, Inc. (a)(b)	100	2,374
VeriFone Systems, Inc. (a)(b)	300	6,204
Visa, Inc. (Class A)	1,625	275,990

		1,785,195

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Hasbro, Inc. (b)	407	17,883
Mattel, Inc.	1,058	46,330
Polaris Industries, Inc. (b)	200	18,498

		82,711

LIFE SCIENCES TOOLS & SERVICES — 0.5%
Agilent Technologies, Inc.	1,063	44,614
Covance, Inc. (a)(b)	206	15,310
Illumina, Inc. (a)(b)	391	21,114
Life Technologies Corp. (a)	534	34,512
PerkinElmer, Inc.	379	12,750
Thermo Fisher Scientific, Inc.	1,084	82,915
Waters Corp. (a)	294	27,610

		238,825

MACHINERY — 2.0%
AGCO Corp.	284	14,802
Caterpillar, Inc.	2,029	176,462
Colfax Corp. (a)(b)	200	9,308
Cummins, Inc.	548	63,464
Deere & Co. (b)	1,209	103,950
Donaldson Co., Inc. (b)	428	15,489
Dover Corp. (b)	500	36,440
Flowserve Corp. (b)	163	27,337
IDEX Corp. (b)	200	10,684
Illinois Tool Works, Inc. (b)	1,299	79,161
Ingersoll-Rand PLC	816	44,888
Joy Global, Inc.	341	20,296
Lincoln Electric Holdings, Inc. (b)	258	13,978
Nordson Corp.	200	13,190
Oshkosh Corp. (a)	200	8,498
PACCAR, Inc. (b)	1,084	54,807
Pall Corp.	383	26,186
Parker Hannifin Corp.	470	43,043
Pentair, Ltd.	656	34,604
Snap-On, Inc. (b)	200	16,540
SPX Corp.	174	13,739
Stanley Black & Decker, Inc.	500	40,485
Terex Corp. (a)(b)	300	10,326
Timken Co.	264	14,937
Valmont Industries, Inc.	70	11,009
WABCO Holdings, Inc. (a)	200	14,118
Wabtec Corp.	100	10,211
Xylem, Inc.	575	15,847

		943,799

MARINE — 0.0% (d)
Kirby Corp. (a)(b)	200	15,360

MEDIA — 3.7%
AMC Networks, Inc. (Class A) (a)	180	11,372
Cablevision Systems Corp. (Class A) (b)	721	10,786
CBS Corp. (b)	1,826	85,256
Charter Communications, Inc. (Class A) (a)	260	27,087
Comcast Corp. (Class A) (b)	8,122	341,205
DIRECTV (Class A) (a)	1,777	100,596
Discovery Communications, Inc. (Series A) (a)(b)	722	56,850
DISH Network Corp. (Class A)	673	25,507
Gannett Co., Inc. (b)	598	13,078
Lamar Advertising Co. (Class A) (a)	100	4,861
Liberty Global, Inc. (Series A) (a)(b)	735	53,949
Liberty Media Corp. (Class A) (a)	352	39,294

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

News Corp. (Class A)	6,139	$187,362
Omnicom Group, Inc. (b)	781	46,001
Scripps Networks Interactive, Inc. (Class A) (b)	259	16,664
Sirius XM Radio, Inc. (b)	9,945	30,631
The Interpublic Group of Cos., Inc. (b)	1,334	17,382
The Madison Square Garden Co. (Class A) (a)	200	11,520
The McGraw-Hill Cos., Inc. (b)	835	43,487
The Walt Disney Co.	5,616	318,989
Time Warner Cable, Inc. (b)	957	91,929
Time Warner, Inc. (b)	2,912	167,790
Viacom, Inc. (Class B)	1,451	89,338

		1,790,934

METALS & MINING — 0.6%
Alcoa, Inc.	3,213	27,375
Cliffs Natural Resources, Inc. (b)	422	8,022
Freeport-McMoRan Copper & Gold, Inc.	2,907	96,222
Newmont Mining Corp.	1,504	63,003
Nucor Corp. (b)	1,012	46,704
Reliance Steel & Aluminum Co.	203	14,447
Royal Gold, Inc. (b)	168	11,933

		267,706

MULTI-UTILITIES — 1.2%
Alliant Energy Corp.	352	17,663
Ameren Corp.	739	25,880
CenterPoint Energy, Inc. (b)	1,219	29,207
CMS Energy Corp. (b)	889	24,839
Consolidated Edison, Inc. (b)	913	55,720
Dominion Resources, Inc.	1,755	102,106
DTE Energy Co.	519	35,469
Integrys Energy Group, Inc. (b)	246	14,307
MDU Resources Group, Inc.	530	13,245
NiSource, Inc.	959	28,137
PG&E Corp. (b)	1,346	59,937
Public Service Enterprise Group, Inc.	1,611	55,322
SCANA Corp.	450	23,022
Sempra Energy (b)	714	57,077
TECO Energy, Inc. (b)	631	11,244
Wisconsin Energy Corp. (b)	748	32,082

		585,257

MULTILINE RETAIL — 0.8%
Dillard’s, Inc. (Class A) (b)	100	7,855
Dollar General Corp. (a)	810	40,970
Dollar Tree, Inc. (a)	752	36,419
Family Dollar Stores, Inc.	321	18,955
J.C. Penney Co., Inc. (b)	493	7,449
Kohl’s Corp. (b)	710	32,752
Macy’s, Inc.	1,227	51,338
Nordstrom, Inc.	440	24,301
Sears Holdings Corp. (a)(b)	133	6,646
Target Corp. (b)	1,986	135,942

		362,627

OFFICE ELECTRONICS — 0.1%
Xerox Corp.	3,688	31,717

OIL, GAS & CONSUMABLE FUELS — 8.6%
Anadarko Petroleum Corp.	1,552	135,722
Apache Corp.	1,232	95,061
Cabot Oil & Gas Corp.	678	45,840
Cheniere Energy, Inc. (a)	600	16,800
Chesapeake Energy Corp. (b)	1,576	32,166
Chevron Corp.	6,028	716,247
Cimarex Energy Co. (b)	255	19,237
Cobalt International Energy, Inc. (a)	525	14,805
Concho Resources, Inc. (a)(b)	315	30,690
ConocoPhillips	3,830	230,183
CONSOL Energy, Inc.	653	21,973
Continental Resources, Inc. (a)(b)	178	15,474
Denbury Resources, Inc. (a)(b)	1,210	22,566
Devon Energy Corp. (b)	1,185	66,858
EOG Resources, Inc.	827	105,914
EQT Corp.	461	31,233
Exxon Mobil Corp.	13,906	1,253,070
Hess Corp.	933	66,812
HollyFrontier Corp. (b)	597	30,716
Kinder Morgan, Inc.	1,982	76,664
Marathon Oil Corp.	2,147	72,397
Marathon Petroleum Corp.	1,073	96,141
Murphy Oil Corp.	598	38,110
Newfield Exploration Co. (a)	409	9,170
Noble Energy, Inc.	539	62,341
Oasis Petroleum, Inc. (a)(b)	200	7,614
Occidental Petroleum Corp.	2,517	197,257
Peabody Energy Corp.	860	18,189
Phillips 66	1,914	133,923
Pioneer Natural Resources Co. (b)	411	51,067
Plains Exploration & Production Co. (a)	402	19,083
QEP Resources, Inc. (b)	550	17,512
Range Resources Corp. (b)	489	39,629
SM Energy Co.	170	10,067
Southwestern Energy Co. (a)	1,085	40,427
Spectra Energy Corp.	2,000	61,500
Tesoro Corp.	400	23,420
The Williams Cos., Inc.	2,135	79,977
Valero Energy Corp.	1,680	76,423
Whiting Petroleum Corp. (a)	380	19,319

		4,101,597

PAPER & FOREST PRODUCTS — 0.2%
International Paper Co.	1,313	61,159
Weyerhaeuser Co.	1,636	51,338

		112,497

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc.	1,361	28,214
Herbalife, Ltd. (b)	372	13,931
The Estee Lauder Cos., Inc. (Class A)	748	47,894

		90,039

PHARMACEUTICALS — 5.9%
Abbott Laboratories	4,928	174,057
AbbVie, Inc.	4,928	200,964
Actavis, Inc. (a)	418	38,502
Allergan, Inc.	950	106,048
Bristol-Myers Squibb Co.	5,101	210,110
Eli Lilly & Co.	3,097	175,879
Endo Health Solutions, Inc. (a)	329	10,120
Forest Laboratories, Inc. (a)	787	29,937
Hospira, Inc. (a)(b)	501	16,448
Johnson & Johnson	8,712	710,289

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Merck & Co., Inc.	9,390	$415,320
Mylan, Inc. (a)(b)	1,224	35,423
Perrigo Co.	271	32,176
Pfizer, Inc.	22,321	644,184
Warner Chilcott PLC (Class A)	554	7,507
Zoetis, Inc. (a)	300	10,020

		2,816,984

PROFESSIONAL SERVICES — 0.3%
Dun & Bradstreet Corp. (b)	130	10,875
Equifax, Inc. (b)	409	23,554
IHS, Inc. (Class A) (a)	148	15,499
Manpower, Inc.	244	13,840
Nielsen Holdings NV	485	17,373
Robert Half International, Inc. (b)	448	16,813
Towers Watson & Co. (Class A)	182	12,616
Verisk Analytics, Inc. (Class A) (a)	472	29,089

		139,659

REAL ESTATE INVESTMENT TRUSTS — 2.9%
Alexandria Real Estate Equities, Inc.	176	12,492
American Campus Communities, Inc.	300	13,602
American Capital Agency Corp.	1,198	39,270
American Tower Corp.	1,245	95,765
Annaly Capital Management, Inc. (b)	2,994	47,575
Apartment Investment & Management Co. (Class A)	400	12,264
AvalonBay Communities, Inc. (b)	351	44,461
Boston Properties, Inc. (b)	458	46,286
BRE Properties, Inc.	231	11,245
Camden Property Trust (b)	219	15,041
CBL & Associates Properties, Inc. (b)	400	9,440
Corrections Corp. of America	300	11,721
DDR Corp. (b)	699	12,177
Digital Realty Trust, Inc. (b)	415	27,768
Duke Realty Corp. (b)	900	15,282
Equity Residential (b)	1,009	55,556
Essex Property Trust, Inc. (b)	104	15,660
Extra Space Storage, Inc.	300	11,781
Federal Realty Investment Trust	180	19,447
General Growth Properties, Inc.	1,440	28,627
HCP, Inc.	1,350	67,311
Health Care REIT, Inc.	819	55,618
Host Hotels & Resorts, Inc. (b)	2,246	39,283
Kilroy Realty Corp. (b)	200	10,480
Kimco Realty Corp. (b)	1,292	28,941
Liberty Property Trust	393	15,622
National Retail Properties, Inc. (b)	300	10,851
Plum Creek Timber Co., Inc. (b)	548	28,606
ProLogis (b)	1,450	57,971
Public Storage (b)	435	66,259
Rayonier, Inc.	369	22,018
Realty Income Corp.	574	26,031
Regency Centers Corp.	301	15,926
Senior Housing Properties Trust (b)	500	13,415
Silver Bay Realty Trust Corp.	39	811
Simon Property Group, Inc.	966	153,169
SL Green Realty Corp. (b)	250	21,528
Taubman Centers, Inc.	200	15,532
The Macerich Co. (b)	421	27,104
Two Harbors Investment Corp. (b)	800	10,088
UDR, Inc.	713	17,247
Ventas, Inc. (b)	897	65,660
Vornado Realty Trust	523	43,744
Weingarten Realty Investors (b)	300	9,465
WP Carey, Inc.	200	13,480

		1,381,620

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. (a)	989	24,972
Jones Lang LaSalle, Inc.	130	12,924
Realogy Holdings Corp. (a)	100	4,884

		42,780

ROAD & RAIL — 1.0%
CSX Corp.	3,205	78,939
Genesee & Wyoming, Inc. (Class A) (a)	180	16,760
Hertz Global Holdings, Inc. (a)(b)	968	21,548
J.B. Hunt Transport Services, Inc. (b)	271	20,184
Kansas City Southern	339	37,595
Norfolk Southern Corp.	1,007	77,620
Union Pacific Corp.	1,462	208,203

		460,849

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.9%
Altera Corp.	1,044	37,031
Analog Devices, Inc. (b)	926	43,050
Applied Materials, Inc.	3,554	47,908
Broadcom Corp. (Class A)	1,621	56,200
Cree, Inc. (a)(b)	337	18,437
Intel Corp. (b)	15,455	337,692
KLA-Tencor Corp.	550	29,007
Lam Research Corp. (a)	562	23,300
Linear Technology Corp.	652	25,017
LSI Corp. (a)	1,752	11,879
Marvell Technology Group, Ltd.	1,501	15,881
Maxim Integrated Products, Inc.	931	30,397
Microchip Technology, Inc. (b)	580	21,321
Micron Technology, Inc. (a)(b)	3,131	31,247
NVIDIA Corp.	1,900	24,358
ON Semiconductor Corp. (a)	1,266	10,482
Skyworks Solutions, Inc. (a)(b)	612	13,482
Texas Instruments, Inc.	3,347	118,752
Xilinx, Inc. (b)	782	29,849

		925,290

SOFTWARE — 3.5%
Activision Blizzard, Inc.	1,304	18,999
Adobe Systems, Inc. (a)	1,560	67,876
Ansys, Inc. (a)	289	23,530
Autodesk, Inc. (a)	720	29,693
BMC Software, Inc. (a)	384	17,791
CA, Inc.	1,089	27,410
Cadence Design Systems, Inc. (a)	800	11,144
Citrix Systems, Inc. (a)	572	41,275
Concur Technologies, Inc. (a)(b)	100	6,866
Electronic Arts, Inc. (a)	1,006	17,806
FactSet Research Systems, Inc. (b)	141	13,057
Fortinet, Inc. (a)	400	9,472
Informatica Corp. (a)	359	12,375
Intuit, Inc. (b)	846	55,540
MICROS Systems, Inc. (a)(b)	200	9,102
Microsoft Corp.	23,330	667,471
NetSuite, Inc. (a)(b)	100	8,006

SPDR Dow Jones Large Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Nuance Communications, Inc. (a)(b)	676	$13,642
Oracle Corp.	11,434	369,775
Red Hat, Inc. (a)	601	30,387
Salesforce.com, Inc. (a)(b)	398	71,174
SolarWinds, Inc. (a)(b)	200	11,820
Solera Holdings, Inc.	217	12,658
Symantec Corp. (a)	2,212	54,592
Synopsys, Inc. (a)	443	15,895
TIBCO Software, Inc. (a)(b)	523	10,575
VMware, Inc. (Class A) (a)(b)	255	20,114
Workday, Inc. (Class A) (a)(b)	100	6,163

		1,654,208

SPECIALTY RETAIL — 2.3%
Abercrombie & Fitch Co. (Class A)	271	12,520
Advance Auto Parts, Inc.	228	18,844
American Eagle Outfitters, Inc. (b)	566	10,584
AutoNation, Inc. (a)	137	5,994
AutoZone, Inc. (a)(b)	116	46,025
Bed Bath & Beyond, Inc. (a)(b)	670	43,161
Best Buy Co., Inc. (b)	938	20,777
CarMax, Inc. (a)(b)	698	29,107
Dick’s Sporting Goods, Inc. (b)	259	12,251
Foot Locker, Inc.	500	17,120
L Brands, Inc.	709	31,664
Lowe’s Cos., Inc. (b)	3,419	129,648
O’Reilly Automotive, Inc. (a)(b)	363	37,226
PetSmart, Inc. (b)	350	21,735
Ross Stores, Inc.	646	39,160
Sally Beauty Holdings, Inc. (a)	400	11,752
Signet Jewelers, Ltd. (b)	300	20,100
Staples, Inc. (b)	2,231	29,962
The Gap, Inc. (b)	944	33,418
The Home Depot, Inc.	4,669	325,803
Tiffany & Co. (b)	394	27,399
TJX Cos., Inc.	2,280	106,590
Tractor Supply Co.	220	22,909
Ulta Salon Cosmetics & Fragrance, Inc. (a)	193	15,666
Urban Outfitters, Inc. (a)	352	13,636
Williams-Sonoma, Inc. (b)	300	15,456

		1,098,507

TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Carter’s, Inc. (a)(b)	100	5,727
Coach, Inc. (b)	867	43,341
Fossil, Inc. (a)	165	15,939
Hanesbrands, Inc. (a)	300	13,668
Michael Kors Holdings, Ltd. (a)(b)	566	32,143
NIKE, Inc. (Class B)	2,294	135,369
PVH Corp.	224	23,925
Ralph Lauren Corp. (b)	181	30,645
Under Armour, Inc. (Class A) (a)(b)	200	10,240
V.F. Corp.	274	45,964

		356,961

THRIFTS & MORTGAGE FINANCE — 0.1%
Hudson City Bancorp, Inc.	1,552	13,409
New York Community Bancorp, Inc. (b)	1,291	18,526
Ocwen Financial Corp. (a)	300	11,376
People’s United Financial, Inc. (b)	1,123	15,093

		58,404

TOBACCO — 1.6%
Altria Group, Inc.	6,292	216,382
Lorillard, Inc.	1,160	46,806
Philip Morris International, Inc.	5,096	472,450
Reynolds American, Inc.	965	42,933

		778,571

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Fastenal Co. (b)	801	41,131
MSC Industrial Direct Co., Inc. (Class A) (b)	137	11,752
United Rentals, Inc. (a)	300	16,491
W.W. Grainger, Inc.	179	40,272

		109,646

WATER UTILITIES — 0.1%
American Water Works Co., Inc.	524	21,715
Aqua America, Inc. (b)	423	13,299

		35,014

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Crown Castle International Corp. (a)	941	65,531
MetroPCS Communications, Inc. (a)	790	8,611
SBA Communications Corp. (Class A) (a)(b)	367	26,431
Sprint Nextel Corp. (a)	8,927	55,437

		156,010

TOTAL COMMON STOCKS —
(Cost $37,990,023)		47,807,020

SHORT TERM INVESTMENTS — 9.4%
MONEY MARKET FUNDS — 9.4%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	4,484,625	4,484,625
State Street Institutional Liquid Reserves Fund 0.13% (f)(g)	17,537	17,537

TOTAL SHORT TERM INVESTMENTS —
(Cost $4,502,162)		4,502,162

TOTAL INVESTMENTS — 109.2% (h)
(Cost $42,492,185)		52,309,182
OTHER ASSETS & LIABILITIES — (9.2)%		(4,421,688)

NET ASSETS — 100.0%		$47,887,494

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2013.
(c)	Affiliated issuer. (See accompanying Notes to Schedules of Investments)
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.6%
Honeywell International, Inc.	12,775	$962,596
Lockheed Martin Corp.	4,078	393,609
Precision Castparts Corp.	2,747	520,886
Rockwell Collins, Inc.	2,248	141,894
The Boeing Co.	23,021	1,976,353

		3,995,338

AIR FREIGHT & LOGISTICS — 0.6%
C.H. Robinson Worldwide, Inc.	2,822	167,796
Expeditors International of Washington, Inc.	3,291	117,522
United Parcel Service, Inc. (Class B)	12,321	1,058,374

		1,343,692

AIRLINES — 0.1%
Southwest Airlines Co.	25,028	337,377

AUTO COMPONENTS — 0.3%
BorgWarner, Inc. (a)	4,008	309,979
Delphi Automotive PLC	9,994	443,733

		753,712

AUTOMOBILES — 0.1%
Harley-Davidson, Inc.	4,613	245,873

BEVERAGES — 4.4%
Brown-Forman Corp. (Class B)	5,100	364,140
Coca-Cola Enterprises, Inc.	5,458	201,510
Constellation Brands, Inc. (Class A) (a)	5,152	245,441
Dr. Pepper Snapple Group, Inc.	7,065	331,702
Monster Beverage Corp. (a)	4,923	235,024
PepsiCo, Inc.	52,319	4,138,956
The Coca-Cola Co.	129,946	5,255,016

		10,771,789

BIOTECHNOLOGY — 3.7%
Alexion Pharmaceuticals, Inc. (a)	6,592	607,387
Amgen, Inc.	25,424	2,606,214
Biogen Idec, Inc. (a)	8,007	1,544,630
Celgene Corp. (a)	14,298	1,657,281
Gilead Sciences, Inc. (a)(b)	51,650	2,527,235

		8,942,747

BUILDING PRODUCTS — 0.1%
Masco Corp.	12,089	244,802

CAPITAL MARKETS — 1.4%
Ameriprise Financial, Inc.	7,004	515,845
BlackRock, Inc.	2,568	659,668
Franklin Resources, Inc.	4,655	702,020
Invesco, Ltd.	9,786	283,403
T. Rowe Price Group, Inc. (b)	8,807	659,380
The Bank of New York Mellon Corp.	20,194	565,230

		3,385,546

CHEMICALS — 3.0%
Airgas, Inc. (b)	1,337	132,577
CF Industries Holdings, Inc.	2,138	407,011
E. I. du Pont de Nemours & Co.	15,516	762,767
Eastman Chemical Co.	5,228	365,280
Ecolab, Inc.	8,920	715,206
FMC Corp.	4,651	265,246
International Flavors & Fragrances, Inc.	1,610	123,439
Monsanto Co.	18,116	1,913,593
PPG Industries, Inc.	4,861	651,082
Praxair, Inc.	5,709	636,782
Sigma-Aldrich Corp. (b)	2,340	181,771
The Mosaic Co.	9,355	557,651
The Sherwin-Williams Co.	2,921	493,328

		7,205,733

COMMERCIAL BANKS — 1.4%
Comerica, Inc.	2,884	103,680
First Horizon National Corp. (b)	4,120	44,001
Huntington Bancshares, Inc.	29,042	214,620
KeyCorp	16,170	161,053
M&T Bank Corp.	2,680	276,469
Regions Financial Corp.	22,978	188,190
U.S. Bancorp	63,162	2,143,087
Zions Bancorporation	6,284	157,037

		3,288,137

COMMERCIAL SERVICES & SUPPLIES — 0.3%
Cintas Corp.	3,604	159,045
Iron Mountain, Inc.	2,795	101,486
Stericycle, Inc. (a)	2,900	307,922
The ADT Corp.	4,736	231,780

		800,233

COMMUNICATIONS EQUIPMENT — 2.5%
Cisco Systems, Inc.	84,504	1,766,979
F5 Networks, Inc. (a)	2,588	230,539
Harris Corp. (b)	2,162	100,187
JDS Uniphase Corp. (a)	7,936	106,104
QUALCOMM, Inc.	58,295	3,902,850

		6,106,659

COMPUTERS & PERIPHERALS — 6.8%
Apple, Inc.	31,843	14,094,667
EMC Corp. (a)	71,367	1,704,957
NetApp, Inc. (a)	7,692	262,759
Seagate Technology PLC	10,782	394,190

		16,456,573

CONSTRUCTION & ENGINEERING — 0.1%
Quanta Services, Inc. (a)	7,214	206,176

CONSTRUCTION MATERIALS — 0.1%
Vulcan Materials Co.	2,988	154,480

CONSUMER FINANCE — 1.3%
American Express Co.	32,542	2,195,283
Discover Financial Services	16,796	753,133
SLM Corp.	15,654	320,594

		3,269,010

CONTAINERS & PACKAGING — 0.2%
Ball Corp.	5,263	250,413
Bemis Co., Inc. (b)	1,444	58,280
Sealed Air Corp.	3,296	79,467

		388,160

DIVERSIFIED CONSUMER SERVICES — 0.0% (c)
H&R Block, Inc.	4,020	118,268

DIVERSIFIED FINANCIAL SERVICES — 2.1%
Bank of America Corp.	366,914	4,469,013
IntercontinentalExchange, Inc. (a)	1,621	264,336

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Moody’s Corp.	6,550	$349,246

		5,082,595

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.9%
Verizon Communications, Inc.	45,469	2,234,801

ELECTRICAL EQUIPMENT — 0.7%
Eaton Corp. PLC	7,830	479,588
Emerson Electric Co.	11,050	617,363
Rockwell Automation, Inc.	3,027	261,381
Roper Industries, Inc. (b)	3,339	425,088

		1,783,420

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Amphenol Corp. (Class A)	5,283	394,376
Molex, Inc. (b)	2,472	72,380
TE Connectivity, Ltd.	6,490	272,126

		738,882

ENERGY EQUIPMENT & SERVICES — 1.3%
Cameron International Corp. (a)	3,912	255,062
FMC Technologies, Inc. (a)(b)	3,690	200,699
Halliburton Co.	13,526	546,586
Schlumberger, Ltd.	27,413	2,052,960

		3,055,307

FOOD & STAPLES RETAILING — 0.5%
Costco Wholesale Corp.	6,276	665,946
Whole Foods Market, Inc.	5,864	508,702

		1,174,648

FOOD PRODUCTS — 1.1%
Campbell Soup Co. (b)	3,140	142,430
General Mills, Inc.	9,839	485,161
H.J. Heinz Co.	5,683	410,710
Kellogg Co.	4,439	286,005
McCormick & Co., Inc. (b)	4,459	327,960
Mead Johnson Nutrition Co.	3,627	280,911
The Hershey Co.	5,061	442,989
The J.M. Smucker Co.	1,905	188,900

		2,565,066

HEALTH CARE EQUIPMENT & SUPPLIES — 2.2%
Baxter International, Inc.	18,608	1,351,685
Becton, Dickinson and Co.	3,328	318,190
Boston Scientific Corp. (a)	20,084	156,856
C.R. Bard, Inc.	1,682	169,512
Covidien PLC	10,070	683,149
DENTSPLY International, Inc. (b)	2,772	117,588
Edwards Lifesciences Corp. (a)	3,861	317,220
Intuitive Surgical, Inc. (a)	1,346	661,142
Medtronic, Inc.	16,818	789,773
Stryker Corp.	5,313	346,620
Varian Medical Systems, Inc. (a)(b)	2,443	175,896
Zimmer Holdings, Inc.	4,203	316,150

		5,403,781

HEALTH CARE PROVIDERS & SERVICES — 0.5%
DaVita, Inc. (a)	2,765	327,902
Express Scripts Holding Co. (a)	14,928	860,599

		1,188,501

HEALTH CARE TECHNOLOGY — 0.2%
Cerner Corp. (a)	4,937	467,781

HOTELS, RESTAURANTS & LEISURE — 2.2%
Chipotle Mexican Grill, Inc. (a)(b)	707	230,390
Marriott International, Inc. (Class A)	4,713	199,030
McDonald’s Corp.	17,706	1,765,111
Starbucks Corp.	25,388	1,446,101
Starwood Hotels & Resorts Worldwide, Inc.	4,047	257,915
Wyndham Worldwide Corp.	4,736	305,377
Wynn Resorts, Ltd.	2,610	326,668
Yum! Brands, Inc.	9,965	716,882

		5,247,474

HOUSEHOLD DURABLES — 0.5%
D.R. Horton, Inc. (b)	9,480	230,364
Leggett & Platt, Inc. (b)	4,842	163,563
Lennar Corp. (Class A) (b)	5,566	230,878
Newell Rubbermaid, Inc.	9,786	255,414
Pulte Group, Inc. (a)	11,526	233,286

		1,113,505

HOUSEHOLD PRODUCTS — 2.3%
Colgate-Palmolive Co.	9,311	1,098,977
Kimberly-Clark Corp.	7,645	749,057
The Clorox Co.	2,412	213,535
The Procter & Gamble Co.	45,365	3,495,827

		5,557,396

INDUSTRIAL CONGLOMERATES — 0.8%
3M Co.	12,322	1,309,952
Danaher Corp.	11,840	735,856

		2,045,808

INSURANCE — 0.5%
Aon PLC	6,679	410,758
Marsh & McLennan Cos., Inc.	9,380	356,159
Prudential Financial, Inc.	7,214	425,554

		1,192,471

INTERNET & CATALOG RETAIL — 2.1%
Amazon.com, Inc. (a)	12,331	3,286,088
Expedia, Inc.	2,127	127,641
Netflix, Inc. (a)(b)	1,875	355,144
Priceline.com, Inc. (a)	1,688	1,161,226
TripAdvisor, Inc. (a)(b)	3,765	197,738

		5,127,837

INTERNET SOFTWARE & SERVICES — 4.3%
Akamai Technologies, Inc. (a)(b)	6,060	213,857
eBay, Inc. (a)	39,468	2,139,955
Google, Inc. (Class A) (a)	9,054	7,189,148
VeriSign, Inc. (a)(b)	5,249	248,173
Yahoo!, Inc. (a)	32,868	773,384

		10,564,517

IT SERVICES — 5.3%
Accenture PLC (Class A)	14,245	1,082,193
Automatic Data Processing, Inc.	9,584	623,152
Cognizant Technology Solutions Corp. (Class A) (a)	10,219	782,878
Computer Sciences Corp.	3,296	162,262
Fidelity National Information Services, Inc.	7,006	277,578
Fiserv, Inc. (a)(b)	4,505	395,674
International Business Machines Corp.	18,495	3,944,983

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Mastercard, Inc. (Class A)	3,581	$1,937,786
Paychex, Inc. (b)	6,246	219,047
Teradata Corp. (a)	5,718	334,560
Total System Services, Inc.	2,678	66,361
Visa, Inc. (Class A) (b)	17,477	2,968,294

		12,794,768

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Mattel, Inc.	11,601	508,008

LIFE SCIENCES TOOLS & SERVICES — 0.7%
Agilent Technologies, Inc.	11,763	493,693
Life Technologies Corp. (a)	5,721	369,748
PerkinElmer, Inc.	3,914	131,667
Thermo Fisher Scientific, Inc.	8,250	631,043
Waters Corp. (a)	1,810	169,977

		1,796,128

MACHINERY — 1.7%
Cummins, Inc.	5,934	687,217
Deere & Co.	8,985	772,530
Dover Corp.	3,384	246,626
Flowserve Corp.	1,020	171,064
Illinois Tool Works, Inc.	14,076	857,791
Ingersoll-Rand PLC	5,460	300,355
PACCAR, Inc.	11,954	604,394
Pall Corp.	2,042	139,612
Pentair, Ltd.	3,744	197,496
Snap-On, Inc.	1,935	160,024
Xylem, Inc.	2,886	79,538

		4,216,647

MEDIA — 6.3%
CBS Corp.	19,984	933,053
Comcast Corp. (Class A)	89,538	3,761,492
DIRECTV (Class A) (a)	19,419	1,099,310
Discovery Communications, Inc. (Series A) (a)(b)	8,342	656,849
Gannett Co., Inc. (b)	3,606	78,863
News Corp. (Class A)	67,798	2,069,195
Omnicom Group, Inc. (b)	4,807	283,132
Scripps Networks Interactive, Inc. (Class A)	2,796	179,895
The Interpublic Group of Cos., Inc.	6,278	81,802
The McGraw-Hill Cos., Inc.	6,129	319,198
The Walt Disney Co.	42,864	2,434,675
Time Warner Cable, Inc. (b)	10,004	960,984
Time Warner, Inc.	31,734	1,828,513
Viacom, Inc. (Class B)	8,731	537,568

		15,224,529

METALS & MINING — 0.1%
Nucor Corp. (b)	5,152	237,765

MULTI-UTILITIES — 0.1%
Sempra Energy	3,814	304,891

MULTILINE RETAIL — 0.5%
Dollar General Corp. (a)	6,848	346,372
Dollar Tree, Inc. (a)	7,474	361,966
Family Dollar Stores, Inc.	3,162	186,716
Nordstrom, Inc.	5,176	285,870

		1,180,924

OIL, GAS & CONSUMABLE FUELS — 5.3%
Anadarko Petroleum Corp.	8,594	751,545
Cabot Oil & Gas Corp.	4,282	289,506
Denbury Resources, Inc. (a)(b)	13,074	243,830
EOG Resources, Inc.	9,209	1,179,397
EQT Corp.	2,309	156,435
Exxon Mobil Corp.	81,991	7,388,209
Marathon Petroleum Corp.	5,252	470,579
Noble Energy, Inc.	6,075	702,634
Pioneer Natural Resources Co. (b)	4,434	550,925
Range Resources Corp.	3,273	265,244
Southwestern Energy Co. (a)	6,203	231,124
Tesoro Corp.	4,738	277,410
The Williams Cos., Inc.	11,185	418,990

		12,925,828

PAPER & FOREST PRODUCTS — 0.1%
Weyerhaeuser Co.	11,544	362,251

PERSONAL PRODUCTS — 0.1%
The Estee Lauder Cos., Inc. (Class A)	4,990	319,510

PHARMACEUTICALS — 8.8%
Abbott Laboratories	33,663	1,188,977
AbbVie, Inc.	53,580	2,184,992
Actavis, Inc. (a)	4,327	398,560
Allergan, Inc.	6,653	742,674
Bristol-Myers Squibb Co.	31,250	1,287,188
Eli Lilly & Co.	33,866	1,923,250
Johnson & Johnson	50,236	4,095,741
Merck & Co., Inc.	102,472	4,532,337
Mylan, Inc. (a)	13,423	388,462
Perrigo Co.	2,976	353,341
Pfizer, Inc.	143,840	4,151,222

		21,246,744

PROFESSIONAL SERVICES — 0.2%
Dun & Bradstreet Corp. (b)	773	64,662
Equifax, Inc.	4,075	234,679
Robert Half International, Inc. (b)	2,923	109,700

		409,041

REAL ESTATE INVESTMENT TRUSTS — 2.3%
American Tower Corp.	13,382	1,029,343
Apartment Investment & Management Co. (Class A)	2,667	81,770
AvalonBay Communities, Inc.	1,965	248,907
Boston Properties, Inc. (b)	2,722	275,085
Equity Residential (b)	5,829	320,945
HCP, Inc.	8,532	425,406
Health Care REIT, Inc.	8,778	596,114
Kimco Realty Corp. (b)	7,316	163,878
Plum Creek Timber Co., Inc. (b)	2,950	153,990
Public Storage	2,590	394,509
Simon Property Group, Inc.	6,632	1,051,570
Ventas, Inc.	6,722	492,050
Vornado Realty Trust	2,928	244,898

		5,478,465

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. (a)	6,182	156,095

ROAD & RAIL — 0.9%
Union Pacific Corp.	15,904	2,264,889

SPDR S&P 500 Growth ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.1%
Altera Corp.	5,916	$209,841
Analog Devices, Inc.	6,851	318,503
Applied Materials, Inc.	40,600	547,288
Broadcom Corp. (Class A)	17,534	607,904
Intel Corp.	167,748	3,665,294
KLA-Tencor Corp.	5,623	296,557
Lam Research Corp. (a)	3,224	133,667
Linear Technology Corp.	5,237	200,944
LSI Corp. (a)	18,773	127,281
Microchip Technology, Inc. (b)	4,133	151,929
Micron Technology, Inc. (a)	14,840	148,103
Teradyne, Inc. (a)(b)	6,410	103,970
Texas Instruments, Inc.	23,167	821,965
Xilinx, Inc.	5,532	211,156

		7,544,402

SOFTWARE — 4.7%
Adobe Systems, Inc. (a)	16,813	731,534
Autodesk, Inc. (a)	4,938	203,643
BMC Software, Inc. (a)	2,809	130,141
Citrix Systems, Inc. (a)	3,672	264,971
Intuit, Inc.	9,406	617,504
Microsoft Corp.	140,641	4,023,739
Oracle Corp.	125,265	4,051,070
Red Hat, Inc. (a)	6,553	331,320
Salesforce.com, Inc. (a)(b)	4,596	821,903
Symantec Corp. (a)	14,393	355,219

		11,531,044

SPECIALTY RETAIL — 3.8%
AutoNation, Inc. (a)	618	27,038
AutoZone, Inc. (a)	1,249	495,566
Bed Bath & Beyond, Inc. (a)	3,906	251,625
CarMax, Inc. (a)	4,842	201,911
L Brands, Inc.	8,126	362,907
Lowe’s Cos., Inc. (b)	37,610	1,426,171
O’Reilly Automotive, Inc. (a)	3,864	396,253
PetSmart, Inc.	3,500	217,350
Ross Stores, Inc.	7,516	455,620
The Gap, Inc.	10,098	357,469
The Home Depot, Inc.	50,626	3,532,682
Tiffany & Co. (b)	2,005	139,428
TJX Cos., Inc.	24,732	1,156,221
Urban Outfitters, Inc. (a)	3,737	144,771

		9,165,012

TEXTILES, APPAREL & LUXURY GOODS — 1.1%
Coach, Inc.	9,644	482,103
Fossil, Inc. (a)	1,750	169,050
NIKE, Inc. (Class B)	14,294	843,489
PVH Corp.	2,678	286,037
Ralph Lauren Corp.	2,012	340,652
V.F. Corp.	2,976	499,224

		2,620,555

TOBACCO — 3.0%
Altria Group, Inc.	39,046	1,342,792
Lorillard, Inc.	13,148	530,522
Philip Morris International, Inc.	55,901	5,182,581
Reynolds American, Inc.	5,153	229,257

		7,285,152

TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co. (b)	9,112	467,901
W.W. Grainger, Inc.	1,254	282,125

		750,026

WIRELESS TELECOMMUNICATION SERVICES — 0.6%
Crown Castle International Corp. (a)	9,936	691,943
MetroPCS Communications, Inc. (a)	5,564	60,648
Sprint Nextel Corp. (a)	101,810	632,240

		1,384,831

TOTAL COMMON STOCKS —
(Cost $179,895,352)		242,265,600

SHORT TERM INVESTMENTS — 3.6%
MONEY MARKET FUNDS — 3.6%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	8,353,624	8,353,624
State Street Institutional Liquid Reserves Fund 0.13% (e)(f)	263,525	263,525

TOTAL SHORT TERM INVESTMENTS —
(Cost $8,617,149)		8,617,149

TOTAL INVESTMENTS — 103.4% (g)
(Cost $188,512,501)		250,882,749
OTHER ASSETS & LIABILITIES — (3.4)%		(8,137,645)

NET ASSETS — 100.0%		$242,745,104

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2013.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 3.1%
General Dynamics Corp.	6,805	$479,821
Honeywell International, Inc.	8,289	624,576
L-3 Communications Holdings, Inc. (a)	1,882	152,291
Lockheed Martin Corp.	3,057	295,062
Northrop Grumman Corp. (a)	4,944	346,822
Precision Castparts Corp.	1,306	247,644
Raytheon Co. (a)	6,734	395,892
Rockwell Collins, Inc. (a)	1,469	92,723
Textron, Inc. (a)	5,613	167,323
United Technologies Corp.	17,249	1,611,574

		4,413,728

AIR FREIGHT & LOGISTICS — 1.0%
C.H. Robinson Worldwide, Inc.	1,638	97,395
Expeditors International of Washington, Inc.	2,234	79,776
FedEx Corp.	5,966	585,861
United Parcel Service, Inc. (Class B)	7,214	619,683

		1,382,715

AUTO COMPONENTS — 0.4%
Johnson Controls, Inc.	13,909	487,789
The Goodyear Tire & Rubber Co. (b)	5,386	67,917

		555,706

AUTOMOBILES — 0.8%
Ford Motor Co.	80,424	1,057,576
Harley-Davidson, Inc.	1,777	94,714

		1,152,290

BEVERAGES — 0.3%
Beam, Inc.	3,268	207,649
Coca-Cola Enterprises, Inc.	2,187	80,744
Molson Coors Brewing Co. (Class B)	3,146	153,934

		442,327

CAPITAL MARKETS — 2.8%
BlackRock, Inc.	987	253,541
E*TRADE Financial Corp. (b)	5,671	60,736
Invesco, Ltd.	3,157	91,427
Legg Mason, Inc. (a)	2,257	72,562
Morgan Stanley	28,359	623,331
Northern Trust Corp. (a)	4,479	244,374
State Street Corp. (c)	9,379	554,205
The Bank of New York Mellon Corp.	11,618	325,188
The Charles Schwab Corp. (a)	22,227	393,196
The Goldman Sachs Group, Inc.	8,993	1,323,320

		3,941,880

CHEMICALS — 1.9%
Air Products & Chemicals, Inc.	4,261	371,218
Airgas, Inc. (a)	626	62,074
E. I. du Pont de Nemours & Co. (a)	9,826	483,046
International Flavors & Fragrances, Inc.	660	50,602
LyondellBasell Industries NV	7,747	490,308
Praxair, Inc.	2,625	292,793
Sigma-Aldrich Corp. (a)	990	76,903
The Dow Chemical Co.	24,544	781,481

		2,608,425

COMMERCIAL BANKS — 4.2%
BB&T Corp.	14,207	445,958
Comerica, Inc. (a)	2,090	75,136
Fifth Third Bancorp	18,158	296,157
First Horizon National Corp. (a)	2,497	26,668
KeyCorp	9,142	91,054
M&T Bank Corp.	813	83,869
PNC Financial Services Group, Inc.	10,782	717,003
Regions Financial Corp.	14,751	120,811
SunTrust Banks, Inc.	10,946	315,354
Wells Fargo & Co.	100,499	3,717,458

		5,889,468

COMMERCIAL SERVICES & SUPPLIES — 0.8%
Avery Dennison Corp.	2,116	91,136
Iron Mountain, Inc.	1,594	57,878
Pitney Bowes, Inc. (a)	4,410	65,533
Republic Services, Inc.	6,091	201,003
The ADT Corp.	1,860	91,028
Tyco International, Ltd.	9,422	301,504
Waste Management, Inc.	8,826	346,068

		1,154,150

COMMUNICATIONS EQUIPMENT — 1.3%
Cisco Systems, Inc.	57,653	1,205,524
Harris Corp.	1,049	48,611
Juniper Networks, Inc. (b)	10,460	193,928
Motorola Solutions, Inc.	5,672	363,178

		1,811,241

COMPUTERS & PERIPHERALS — 1.4%
Dell, Inc.	29,628	424,569
Hewlett-Packard Co.	40,004	953,695
NetApp, Inc. (b)	2,634	89,978
SanDisk Corp. (b)	4,926	270,930
Western Digital Corp.	4,466	224,551

		1,963,723

CONSTRUCTION & ENGINEERING — 0.3%
Fluor Corp.	3,340	221,542
Jacobs Engineering Group, Inc. (b)	2,779	156,291

		377,833

CONSTRUCTION MATERIALS — 0.0% (d)
Vulcan Materials Co.	845	43,686

CONSUMER FINANCE — 0.5%
Capital One Financial Corp.	11,883	652,971

CONTAINERS & PACKAGING — 0.2%
Bemis Co., Inc. (a)	1,175	47,423
MeadWestvaco Corp.	3,541	128,538
Owens-Illinois, Inc. (b)	3,409	90,850
Sealed Air Corp.	2,002	48,268

		315,079

DISTRIBUTORS — 0.2%
Genuine Parts Co. (a)	3,148	245,544

DIVERSIFIED CONSUMER SERVICES — 0.1%
Apollo Group, Inc. (Class A) (b)	1,977	34,380
H&R Block, Inc.	3,042	89,496

		123,876

DIVERSIFIED FINANCIAL SERVICES — 5.3%
Citigroup, Inc.	62,300	2,756,152
CME Group, Inc.	6,209	381,171
IntercontinentalExchange, Inc. (b)	545	88,873

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

JPMorgan Chase & Co.	78,464	$3,723,901
Leucadia National Corp.	5,997	164,498
NYSE Euronext	4,900	189,336
The NASDAQ OMX Group, Inc.	2,568	82,946

		7,386,877

DIVERSIFIED TELECOMMUNICATION SERVICES — 4.5%
AT&T, Inc.	112,607	4,131,551
CenturyLink, Inc. (a)	12,729	447,170
Frontier Communications Corp. (a)	20,957	83,409
Verizon Communications, Inc.	30,961	1,521,733
Windstream Corp. (a)	12,265	97,506

		6,281,369

ELECTRIC UTILITIES — 4.1%
American Electric Power Co., Inc.	9,875	480,221
Duke Energy Corp.	14,403	1,045,514
Edison International	6,759	340,113
Entergy Corp.	3,667	231,901
Exelon Corp.	17,517	603,986
FirstEnergy Corp.	8,460	357,012
NextEra Energy, Inc.	8,684	674,573
Northeast Utilities	6,398	278,057
Pepco Holdings, Inc. (a)	4,795	102,613
Pinnacle West Capital Corp.	2,262	130,947
PPL Corp.	11,793	369,239
Southern Co.	17,790	834,707
Xcel Energy, Inc.	9,856	292,723

		5,741,606

ELECTRICAL EQUIPMENT — 0.6%
Eaton Corp. PLC	4,841	296,511
Emerson Electric Co.	8,154	455,564
Rockwell Automation, Inc.	987	85,228

		837,303

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Corning, Inc.	30,005	399,967
FLIR Systems, Inc.	2,953	76,807
Jabil Circuit, Inc. (a)	3,990	73,735
Molex, Inc. (a)	1,286	37,654
TE Connectivity, Ltd.	4,717	197,784

		785,947

ENERGY EQUIPMENT & SERVICES — 2.5%
Baker Hughes, Inc.	8,930	414,441
Cameron International Corp. (b)	2,631	171,541
Diamond Offshore Drilling, Inc. (a)	1,423	98,984
Ensco PLC (Class A)	4,699	281,940
FMC Technologies, Inc. (a)(b)	2,625	142,774
Halliburton Co.	10,729	433,559
Helmerich & Payne, Inc. (a)	2,186	132,690
Nabors Industries, Ltd.	6,229	101,034
National Oilwell Varco, Inc.	8,693	615,030
Noble Corp.	5,307	202,462
Rowan Cos. PLC (b)	2,424	85,713
Schlumberger, Ltd.	10,608	794,433

		3,474,601

FOOD & STAPLES RETAILING — 4.4%
Costco Wholesale Corp.	5,036	534,370
CVS Caremark Corp.	25,252	1,388,607
Safeway, Inc. (a)	5,103	134,464
Sysco Corp. (a)	11,954	420,422
The Kroger Co.	10,392	344,391
Wal-Mart Stores, Inc.	34,228	2,561,281
Walgreen Co.	17,617	839,979

		6,223,514

FOOD PRODUCTS — 2.8%
Archer-Daniels-Midland Co.	13,339	449,924
Campbell Soup Co. (a)	1,719	77,974
ConAgra Foods, Inc.	8,290	296,865
Dean Foods Co. (a)(b)	3,900	70,707
General Mills, Inc.	7,202	355,131
H.J. Heinz Co.	3,149	227,578
Hormel Foods Corp. (a)	2,722	112,473
Kellogg Co.	2,408	155,147
Kraft Foods Group, Inc.	12,224	629,903
Mead Johnson Nutrition Co.	1,968	152,422
Mondelez International, Inc. (Class A)	36,408	1,114,449
The J.M. Smucker Co.	1,103	109,374
Tyson Foods, Inc. (Class A)	5,776	143,360

		3,895,307

GAS UTILITIES — 0.2%
AGL Resources, Inc. (a)	2,361	99,044
ONEOK, Inc.	4,186	199,547

		298,591

HEALTH CARE EQUIPMENT & SUPPLIES — 1.3%
Becton, Dickinson and Co.	1,970	188,352
Boston Scientific Corp. (b)	15,749	123,000
C.R. Bard, Inc.	548	55,227
CareFusion Corp. (b)	4,677	163,648
Covidien PLC	3,550	240,832
DENTSPLY International, Inc. (a)	1,125	47,723
Medtronic, Inc.	10,475	491,906
St. Jude Medical, Inc. (a)	5,798	234,471
Stryker Corp.	2,734	178,366
Varian Medical Systems, Inc. (b)	766	55,152
Zimmer Holdings, Inc. (a)	986	74,167

		1,852,844

HEALTH CARE PROVIDERS & SERVICES — 3.3%
Aetna, Inc.	6,767	345,929
AmerisourceBergen Corp.	4,757	244,748
Cardinal Health, Inc.	6,889	286,720
CIGNA Corp.	5,803	361,933
Coventry Health Care, Inc.	2,805	131,919
Express Scripts Holding Co. (b)	7,664	441,830
Humana, Inc.	3,183	219,977
Laboratory Corp. of America Holdings (b)	1,965	177,243
McKesson Corp.	4,817	520,043
Patterson Cos., Inc.	1,653	62,880
Quest Diagnostics, Inc.	3,179	179,455
Tenet Healthcare Corp. (b)	2,185	103,962
UnitedHealth Group, Inc.	21,001	1,201,467
WellPoint, Inc.	6,222	412,083

		4,690,189

HOTELS, RESTAURANTS & LEISURE — 1.4%
Carnival Corp.	9,055	310,586
Chipotle Mexican Grill, Inc. (a)(b)	218	71,040
Darden Restaurants, Inc.	2,595	134,110

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

International Game Technology	5,698	$94,017
Marriott International, Inc. (Class A)	2,127	89,823
McDonald’s Corp.	9,845	981,448
Starwood Hotels & Resorts Worldwide, Inc.	1,584	100,948
Yum! Brands, Inc.	3,175	228,410

		2,010,382

HOUSEHOLD DURABLES — 0.2%
Garmin, Ltd. (a)	2,192	72,424
Harman International Industries, Inc. (a)	1,480	66,052
Whirlpool Corp.	1,644	194,748

		333,224

HOUSEHOLD PRODUCTS — 2.2%
Colgate-Palmolive Co.	3,393	400,476
Kimberly-Clark Corp.	3,384	331,564
The Clorox Co.	1,194	105,705
The Procter & Gamble Co.	28,478	2,194,515

		3,032,260

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
NRG Energy, Inc.	6,708	177,695
The AES Corp.	12,270	154,234

		331,929

INDUSTRIAL CONGLOMERATES — 4.2%
3M Co.	5,649	600,545
Danaher Corp.	4,772	296,580
General Electric Co.	213,166	4,928,398

		5,825,523

INSURANCE — 8.0%
ACE, Ltd.	6,924	616,028
Aflac, Inc.	9,521	495,282
American International Group, Inc. (b)	30,196	1,172,209
Aon PLC	2,503	153,934
Assurant, Inc. (a)	1,692	76,157
Berkshire Hathaway, Inc. (Class B) (b)	37,349	3,891,766
Cincinnati Financial Corp.	3,087	145,676
Genworth Financial, Inc. (Class A) (b)	10,056	100,560
Hartford Financial Services Group, Inc.	8,817	227,479
Lincoln National Corp.	5,528	180,268
Loews Corp.	6,279	276,715
Marsh & McLennan Cos., Inc.	5,432	206,253
MetLife, Inc.	22,336	849,215
Principal Financial Group, Inc. (a)	5,773	196,455
Prudential Financial, Inc.	5,112	301,557
The Allstate Corp.	9,792	480,493
The Chubb Corp.	5,337	467,148
The Progressive Corp. (a)	11,272	284,843
The Travelers Cos., Inc.	7,725	650,368
Torchmark Corp.	1,935	115,713
Unum Group	5,524	156,053
XL Group PLC	6,102	184,891

		11,229,063

INTERNET & CATALOG RETAIL — 0.0% (d)
Expedia, Inc.	655	39,307

IT SERVICES — 2.4%
Accenture PLC (Class A)	4,532	344,296
Automatic Data Processing, Inc. (a)	4,156	270,223
Computer Sciences Corp.	1,150	56,614
Fidelity National Information Services, Inc.	1,849	73,257
International Business Machines Corp.	10,281	2,192,937
Paychex, Inc. (a)	2,753	96,548
SAIC, Inc. (a)	5,854	79,322
The Western Union Co. (a)	11,992	180,360
Total System Services, Inc.	1,651	40,912

		3,334,469

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc. (a)	2,349	103,215

LIFE SCIENCES TOOLS & SERVICES — 0.2%
Thermo Fisher Scientific, Inc.	2,320	177,457
Waters Corp. (b)	660	61,980

		239,437

MACHINERY — 1.9%
Caterpillar, Inc.	13,389	1,164,441
Deere & Co.	2,518	216,498
Dover Corp. (a)	1,641	119,596
Flowserve Corp. (a)	377	63,227
Ingersoll-Rand PLC	2,371	130,429
Joy Global, Inc.	2,186	130,111
Pall Corp.	1,093	74,728
Parker Hannifin Corp.	3,028	277,304
Pentair, Ltd.	2,058	108,559
Stanley Black & Decker, Inc.	3,309	267,930
Xylem, Inc.	2,005	55,258

		2,608,081

MEDIA — 1.0%
Cablevision Systems Corp. (Class A) (a)	4,694	70,222
Gannett Co., Inc. (a)	2,461	53,822
Omnicom Group, Inc. (a)	2,440	143,716
The Interpublic Group of Cos., Inc.	4,872	63,482
The McGraw-Hill Cos., Inc.	1,978	103,015
The Walt Disney Co.	11,094	630,139
The Washington Post Co. (Class B) (a)	93	41,571
Viacom, Inc. (Class B)	4,149	255,454

		1,361,421

METALS & MINING — 1.1%
Alcoa, Inc.	21,640	184,373
Allegheny Technologies, Inc.	2,223	70,491
Cliffs Natural Resources, Inc. (a)	3,167	60,205
Freeport-McMoRan Copper & Gold, Inc.	19,488	645,053
Newmont Mining Corp.	10,073	421,958
Nucor Corp. (a)	3,369	155,479
United States Steel Corp. (a)	3,045	59,377

		1,596,936

MULTI-UTILITIES — 2.5%
Ameren Corp.	5,130	179,653
CenterPoint Energy, Inc.	9,002	215,688
CMS Energy Corp.	5,575	155,766
Consolidated Edison, Inc.	5,983	365,142
Dominion Resources, Inc.	11,841	688,909
DTE Energy Co.	3,454	236,046
Integrys Energy Group, Inc.	1,669	97,069

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

NiSource, Inc.	6,437	$188,862
PG&E Corp.	8,899	396,272
Public Service Enterprise Group, Inc.	10,279	352,981
SCANA Corp.	2,652	135,676
Sempra Energy	2,320	185,461
TECO Energy, Inc. (a)	4,307	76,751
Wisconsin Energy Corp.	4,779	204,971

		3,479,247

MULTILINE RETAIL — 1.1%
Dollar General Corp. (b)	2,053	103,841
J.C. Penney Co., Inc. (a)	3,100	46,841
Kohl’s Corp. (a)	4,299	198,313
Macy’s, Inc.	8,014	335,306
Target Corp.	13,339	913,054

		1,597,355

OFFICE ELECTRONICS — 0.2%
Xerox Corp.	25,513	219,412

OIL, GAS & CONSUMABLE FUELS — 12.9%
Anadarko Petroleum Corp.	5,029	439,786
Apache Corp.	8,037	620,135
Cabot Oil & Gas Corp.	1,647	111,354
Chesapeake Energy Corp. (a)	10,517	214,652
Chevron Corp.	39,830	4,732,601
ConocoPhillips	24,869	1,494,627
CONSOL Energy, Inc.	4,561	153,478
Devon Energy Corp.	7,657	432,008
EQT Corp.	1,617	109,552
Exxon Mobil Corp.	42,203	3,802,912
Hess Corp.	6,068	434,529
Kinder Morgan, Inc.	13,015	503,420
Marathon Oil Corp.	14,362	484,287
Marathon Petroleum Corp.	3,652	327,219
Murphy Oil Corp.	3,725	237,394
Newfield Exploration Co. (b)	2,746	61,565
Occidental Petroleum Corp.	16,559	1,297,729
Peabody Energy Corp.	5,375	113,681
Phillips 66	12,735	891,068
QEP Resources, Inc.	3,565	113,510
Range Resources Corp.	1,360	110,214
Southwestern Energy Co. (b)	3,398	126,609
Spectra Energy Corp.	13,498	415,064
The Williams Cos., Inc.	6,985	261,658
Valero Energy Corp.	11,246	511,581
WPX Energy, Inc. (a)(b)	3,950	63,279

		18,063,912

PAPER & FOREST PRODUCTS — 0.4%
International Paper Co.	8,960	417,357
Weyerhaeuser Co.	4,062	127,465

		544,822

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc.	9,112	188,892
The Estee Lauder Cos., Inc. (Class A)	1,865	119,416

		308,308

PHARMACEUTICALS — 3.9%
Abbott Laboratories	11,917	420,908
Allergan, Inc.	2,295	256,191
Bristol-Myers Squibb Co.	14,904	613,896
Forest Laboratories, Inc. (b)	4,705	178,978
Hospira, Inc. (a)(b)	3,494	114,708
Johnson & Johnson	26,913	2,194,217
Pfizer, Inc.	60,396	1,743,029

		5,521,927

PROFESSIONAL SERVICES — 0.1%
Dun & Bradstreet Corp. (a)	431	36,053
Robert Half International, Inc. (a)	1,086	40,758

		76,811

REAL ESTATE INVESTMENT TRUSTS — 1.7%
Apartment Investment & Management Co. (Class A)	1,299	39,827
AvalonBay Communities, Inc.	1,154	146,177
Boston Properties, Inc. (a)	1,407	142,191
Equity Residential (a)	3,059	168,429
HCP, Inc.	4,066	202,731
Host Hotels & Resorts, Inc. (a)	15,027	262,822
Kimco Realty Corp. (a)	3,807	85,277
Plum Creek Timber Co., Inc. (a)	1,564	81,641
ProLogis	9,397	375,692
Public Storage	1,313	199,996
Simon Property Group, Inc.	2,408	381,813
Ventas, Inc.	1,967	143,984
Vornado Realty Trust	1,727	144,446

		2,375,026

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (d)
CBRE Group, Inc. (b)	2,390	60,347

ROAD & RAIL — 0.8%
CSX Corp.	20,904	514,866
Norfolk Southern Corp.	6,413	494,314
Ryder Systems, Inc.	1,123	67,099

		1,076,279

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.8%
Advanced Micro Devices, Inc. (a)(b)	12,360	31,518
Altera Corp.	2,958	104,920
Analog Devices, Inc.	1,954	90,841
First Solar, Inc. (a)(b)	1,205	32,487
Lam Research Corp. (b)	1,417	58,749
Linear Technology Corp.	1,704	65,382
Microchip Technology, Inc. (a)	1,426	52,420
Micron Technology, Inc. (b)	11,621	115,978
NVIDIA Corp.	12,586	161,352
Texas Instruments, Inc.	8,796	312,082
Xilinx, Inc.	1,974	75,348

		1,101,077

SOFTWARE — 1.9%
Autodesk, Inc. (b)	1,611	66,438
BMC Software, Inc. (b)	1,102	51,056
CA, Inc.	6,778	170,602
Citrix Systems, Inc. (b)	1,638	118,198
Electronic Arts, Inc. (b)	6,132	108,536
Microsoft Corp.	69,713	1,994,489
Symantec Corp. (b)	5,392	133,075

		2,642,394

SPECIALTY RETAIL — 0.5%
Abercrombie & Fitch Co. (Class A) (a)	1,594	73,643
AutoNation, Inc. (b)	415	18,156

SPDR S&P 500 Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Bed Bath & Beyond, Inc. (a)(b)	2,297	$147,973
Best Buy Co., Inc. (a)	5,490	121,604
CarMax, Inc. (b)	1,759	73,350
GameStop Corp. (Class A) (a)	2,327	65,086
Staples, Inc. (a)	13,571	182,259
Tiffany & Co. (a)	1,208	84,004

		766,075

TEXTILES, APPAREL & LUXURY GOODS — 0.3%
NIKE, Inc. (Class B)	6,332	373,651

THRIFTS & MORTGAGE FINANCE — 0.1%
Hudson City Bancorp, Inc.	10,132	87,540
People’s United Financial, Inc. (a)	7,340	98,650

		186,190

TOBACCO — 0.5%
Altria Group, Inc.	17,699	608,668
Reynolds American, Inc.	3,528	156,961

		765,629

TRADING COMPANIES & DISTRIBUTORS — 0.1%
W.W. Grainger, Inc.	439	98,766

WIRELESS TELECOMMUNICATION SERVICES — 0.0% (d)
MetroPCS Communications, Inc. (b)	3,043	33,169

TOTAL COMMON STOCKS —
(Cost $125,775,482)		139,878,434

SHORT TERM INVESTMENTS — 3.1%
MONEY MARKET FUNDS — 3.1%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	4,170,336	4,170,336
State Street Institutional Liquid Reserves Fund 0.13% (f)(g)	190,091	190,091

TOTAL SHORT TERM INVESTMENTS —
(Cost $4,360,427)		4,360,427

TOTAL INVESTMENTS — 102.9% (h)
(Cost $130,135,909)		144,238,861
OTHER ASSETS & LIABILITIES — (2.9)%		(3,999,286)

NET ASSETS — 100.0%		$140,239,575

(a)	A portion of the security was on loan at March 31, 2013.
(b)	Non-income producing security.
(c)	Affiliated issuer. (See accompanying Notes to Schedules of Investments)
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.2%
BE Aerospace, Inc. (a)	4,616	$278,298
Hexcel Corp. (a)	4,400	127,644
Spirit Aerosystems Holdings, Inc. (Class A) (a)	4,901	93,070
Teledyne Technologies, Inc. (a)	1,600	125,504
TransDigm Group, Inc.	1,977	302,323
Triumph Group, Inc.	2,204	173,014

		1,099,853

AIRLINES — 0.8%
Alaska Air Group, Inc. (a)(b)	3,100	198,276
United Continental Holdings, Inc. (a)	14,654	469,075
US Airways Group, Inc. (a)(b)	7,200	122,184

		789,535

AUTO COMPONENTS — 1.1%
Allison Transmission Holdings, Inc.	1,320	31,693
Dana Holding Corp.	6,500	115,895
Gentex Corp.	6,350	127,063
Lear Corp.	4,238	232,539
The Goodyear Tire & Rubber Co. (a)	10,829	136,554
TRW Automotive Holdings Corp. (a)	4,743	260,865
Visteon Corp. (a)	2,281	131,614

		1,036,223

AUTOMOBILES — 0.1%
Tesla Motors, Inc. (a)(b)	3,178	120,414

BEVERAGES — 0.3%
Constellation Brands, Inc. (Class A) (a)	6,728	320,522

BIOTECHNOLOGY — 2.0%
Alkermes PLC (a)	5,900	139,889
ARIAD Pharmaceuticals, Inc. (a)(b)	8,006	144,829
BioMarin Pharmaceutical, Inc. (a)	5,559	346,103
Cepheid, Inc. (a)(b)	2,900	111,273
Cubist Pharmaceuticals, Inc. (a)(b)	2,850	133,437
Incyte Corp. (a)(b)	5,900	138,119
Medivation, Inc. (a)(b)	3,288	153,780
Onyx Pharmaceuticals, Inc. (a)	3,162	280,975
Pharmacyclics, Inc. (a)	2,196	176,580
Seattle Genetics, Inc. (a)(b)	4,602	163,417
United Therapeutics Corp. (a)(b)	2,035	123,871

		1,912,273

BUILDING PRODUCTS — 1.3%
A.O. Smith Corp.	1,700	125,069
Armstrong World Industries, Inc. (b)	962	53,766
Fortune Brands Home & Security, Inc. (a)	7,232	270,694
Lennox International, Inc.	2,008	127,488
Masco Corp.	15,754	319,018
Owens Corning (a)	5,258	207,323
USG Corp. (a)(b)	3,900	103,116

		1,206,474

CAPITAL MARKETS — 1.7%
Affiliated Managers Group, Inc. (a)	2,288	351,368
E*TRADE Financial Corp. (a)	12,587	134,807
Eaton Vance Corp. (b)	5,080	212,496
Federated Investors, Inc. (Class B) (b)	4,119	97,497
Legg Mason, Inc. (b)	5,069	162,968
LPL Investment Holdings, Inc.	1,639	52,841
Raymond James Financial, Inc.	5,024	231,607
SEI Investments Co.	5,917	170,706
Waddell & Reed Financial, Inc. (Class A)	3,740	163,737

		1,578,027

CHEMICALS — 3.1%
Airgas, Inc.	2,986	296,092
Albemarle Corp.	3,961	247,642
Ashland, Inc.	3,236	240,435
Axiall Corp.	3,100	192,696
Cabot Corp.	2,632	90,014
Chemtura Corp. (a)	4,300	92,923
Cytec Industries, Inc.	1,974	146,234
Huntsman Corp.	8,418	156,491
International Flavors & Fragrances, Inc.	3,557	272,715
Kronos Worldwide, Inc. (b)	942	14,742
NewMarket Corp. (b)	475	123,671
Rockwood Holdings, Inc.	3,425	224,132
RPM International, Inc.	5,811	183,511
The Scotts Miracle-Gro Co. (Class A)	1,672	72,297
Tronox, Ltd., (Class A) (b)	958	18,978
Valhi, Inc.	878	14,092
Valspar Corp.	3,648	227,088
W.R. Grace & Co. (a)	3,126	242,296
Westlake Chemical Corp.	855	79,943

		2,935,992

COMMERCIAL BANKS — 2.9%
Associated Banc-Corp. (b)	7,429	112,846
Bank of Hawaii Corp. (b)	1,942	98,673
BankUnited, Inc.	2,206	56,518
BOK Financial Corp. (b)	1,183	73,701
City National Corp. (b)	2,050	120,765
Commerce Bancshares, Inc.	3,435	140,251
Cullen/Frost Bankers, Inc. (b)	2,698	168,706
East West Bancorp, Inc.	6,197	159,077
First Horizon National Corp. (b)	10,790	115,237
First Niagara Financial Group, Inc.	15,594	138,163
First Republic Bank	2,979	115,049
Fulton Financial Corp.	8,721	102,036
Hancock Holding Co.	3,742	115,703
Huntington Bancshares, Inc.	37,191	274,841
Popular, Inc. (a)	4,500	124,245
Prosperity Bancshares, Inc. (b)	1,916	90,799
Signature Bank (a)	2,027	159,647
SVB Financial Group (a)	2,000	141,880
TCF Financial Corp. (b)	7,200	107,712
Valley National Bancorp (b)	8,815	90,266
Zions Bancorporation	8,090	202,169

		2,708,284

COMMERCIAL SERVICES & SUPPLIES — 1.8%
Avery Dennison Corp.	4,408	189,853
Cintas Corp.	4,603	203,130
Clean Harbors, Inc. (a)	2,359	137,034
Copart, Inc. (a)	4,686	160,636
Covanta Holding Corp.	5,774	116,346
Iron Mountain, Inc.	7,353	266,988
KAR Auction Services, Inc.	4,254	85,208
Pitney Bowes, Inc. (b)	8,939	132,834
Rollins, Inc.	2,886	70,851

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

The Geo Group, Inc.	3,100	$116,622
Waste Connections, Inc. (b)	5,389	193,896

		1,673,398

COMMUNICATIONS EQUIPMENT — 1.0%
Aruba Networks, Inc. (a)(b)	4,700	116,278
Brocade Communications Systems, Inc. (a)	20,129	116,144
EchoStar Corp. (Class A) (a)	1,763	68,704
Harris Corp.	4,940	228,920
JDS Uniphase Corp. (a)	10,377	138,740
Palo Alto Networks, Inc. (a)	1,426	80,712
Polycom, Inc. (a)	7,777	86,169
Riverbed Technology, Inc. (a)(b)	7,180	107,054

		942,721

COMPUTERS & PERIPHERALS — 0.3%
3D Systems Corp. (a)(b)	3,500	112,840
NCR Corp. (a)	7,212	198,763

		311,603

CONSTRUCTION & ENGINEERING — 1.4%
Aecom Technology Corp. (a)	4,644	152,323
EMCOR Group, Inc.	3,000	127,170
Foster Wheeler AG (a)	4,678	106,892
Jacobs Engineering Group, Inc. (a)	5,703	320,737
KBR, Inc.	6,477	207,782
Quanta Services, Inc. (a)	9,437	269,710
URS Corp.	3,379	160,198

		1,344,812

CONSTRUCTION MATERIALS — 0.7%
Eagle Materials, Inc.	2,100	139,923
Martin Marietta Materials, Inc.	2,008	204,856
Vulcan Materials Co.	5,723	295,879

		640,658

CONSUMER FINANCE — 0.1%
Credit Acceptance Corp. (a)	400	48,856

CONTAINERS & PACKAGING — 2.3%
AptarGroup, Inc.	2,882	165,283
Bemis Co., Inc. (b)	4,551	183,678
Crown Holdings, Inc. (a)	6,400	266,304
Graphic Packaging Holding Co. (a)	8,187	61,320
Greif, Inc. (Class A)	1,298	69,599
MeadWestvaco Corp.	7,710	279,873
Owens-Illinois, Inc. (a)	7,241	192,973
Packaging Corp. of America	4,362	195,723
Rock-Tenn Co. (Class A)	3,163	293,495
Sealed Air Corp.	8,564	206,478
Silgan Holdings, Inc.	2,034	96,106
Sonoco Products Co.	4,415	154,481

		2,165,313

DISTRIBUTORS — 0.3%
LKQ Corp. (a)	13,122	285,535

DIVERSIFIED CONSUMER SERVICES — 0.8%
Apollo Group, Inc. (Class A) (a)	4,388	76,307
H&R Block, Inc.	11,984	352,569
Service Corp. International	9,350	156,426
Sotheby’s (b)	2,945	110,173
Weight Watchers International, Inc. (b)	1,148	48,342

		743,817

DIVERSIFIED FINANCIAL SERVICES — 0.5%
CBOE Holdings, Inc.	3,882	143,401
MSCI, Inc. (Class A) (a)	5,272	178,879
The NASDAQ OMX Group, Inc.	5,200	167,960

		490,240

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
Frontier Communications Corp. (b)	44,076	175,422
Level 3 Communications, Inc. (a)(b)	7,083	143,714
tw telecom, Inc. (a)	6,710	169,025
Windstream Corp. (b)	26,100	207,495

		695,656

ELECTRIC UTILITIES — 2.0%
Cleco Corp.	2,705	127,216
Great Plains Energy, Inc.	6,781	157,251
Hawaiian Electric Industries, Inc. (b)	4,307	119,347
IDACORP, Inc.	2,193	105,856
ITC Holdings Corp. (b)	2,302	205,477
NV Energy, Inc.	10,340	207,110
OGE Energy Corp.	4,326	302,733
Pepco Holdings, Inc.	10,169	217,617
Pinnacle West Capital Corp.	4,875	282,214
Westar Energy, Inc.	5,577	185,045

		1,909,866

ELECTRICAL EQUIPMENT — 0.8%
Acuity Brands, Inc. (b)	1,851	128,367
Generac Holdings, Inc. (b)	1,900	67,146
Hubbell, Inc. (Class B)	2,322	225,489
Regal-Beloit Corp.	1,992	162,467
The Babcock & Wilcox Co.	5,221	148,329

		731,798

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.3%
Anixter International, Inc.	1,134	79,289
Arrow Electronics, Inc. (a)	4,718	191,645
Avnet, Inc. (a)	6,069	219,698
AVX Corp.	2,088	24,847
Dolby Laboratories, Inc., (Class A) (b)	2,142	71,885
FEI Co.	1,700	109,735
FLIR Systems, Inc.	6,371	165,710
Ingram Micro, Inc. (Class A) (a)	6,638	130,636
IPG Photonics Corp. (b)	1,313	87,196
Jabil Circuit, Inc.	8,077	149,263
Mettler-Toledo International, Inc. (a)	1,340	285,715
Molex, Inc. (b)	6,081	178,052
National Instruments Corp.	4,141	135,618
Trimble Navigation, Ltd. (a)	11,228	336,391

		2,165,680

ENERGY EQUIPMENT & SERVICES — 2.6%
Atwood Oceanics, Inc. (a)	2,469	129,721
Dresser-Rand Group, Inc. (a)	3,318	204,588
Dril-Quip, Inc. (a)	1,605	139,908
Forum Energy Technologies, Inc. (a)(b)	800	23,008
Helix Energy Solutions Group, Inc. (a)	4,300	98,384
Helmerich & Payne, Inc.	4,698	285,169
McDermott International, Inc. (a)	10,434	114,670
Nabors Industries, Ltd.	12,828	208,070

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Oceaneering International, Inc.	4,756	$315,846
Oil States International, Inc. (a)	2,374	193,647
Patterson-UTI Energy, Inc.	6,449	153,744
Rowan Cos. PLC (a)	5,450	192,712
RPC, Inc. (b)	2,936	44,539
Superior Energy Services, Inc. (a)	7,004	181,894
Tidewater, Inc. (b)	2,149	108,524
Unit Corp. (a)	1,964	89,460

		2,483,884

FOOD & STAPLES RETAILING — 0.6%
PriceSmart, Inc. (b)	800	62,264
Safeway, Inc.	10,530	277,466
The Fresh Market, Inc. (a)(b)	1,758	75,190
United Natural Foods, Inc. (a)	2,192	107,846

		522,766

FOOD PRODUCTS — 1.5%
Dean Foods Co. (a)	8,232	149,246
Flowers Foods, Inc.	5,067	166,907
Green Mountain Coffee Roasters, Inc. (a)(b)	5,478	310,931
Hain Celestial Group, Inc. (a)(b)	2,074	126,680
Hillshire Brands Co.	5,374	188,896
Ingredion, Inc.	3,384	244,731
Pilgrim’s Pride Corp. (a)	2,600	23,894
Smithfield Foods, Inc. (a)	5,485	145,243
WhiteWave Foods Co. (a)	988	16,865

		1,373,393

GAS UTILITIES — 1.3%
AGL Resources, Inc.	5,157	216,336
Atmos Energy Corp.	4,009	171,144
National Fuel Gas Co. (b)	3,717	228,038
Piedmont Natural Gas Co., Inc.	3,319	109,129
Questar Corp.	7,739	188,290
UGI Corp.	4,966	190,645
WGL Holdings, Inc.	2,271	100,151

		1,203,733

HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
Align Technology, Inc. (a)(b)	3,200	107,232
DENTSPLY International, Inc.	6,264	265,719
Hologic, Inc. (a)	11,848	267,765
IDEXX Laboratories, Inc. (a)	2,402	221,920
ResMed, Inc. (b)	6,347	294,247
Sirona Dental Systems, Inc. (a)	2,514	185,357
STERIS Corp.	2,621	109,060
Teleflex, Inc. (b)	1,757	148,484
The Cooper Cos., Inc.	2,126	229,353

		1,829,137

HEALTH CARE PROVIDERS & SERVICES — 2.7%
athenahealth, Inc. (a)	1,599	155,167
Brookdale Senior Living, Inc. (a)	4,309	120,135
Centene Corp. (a)	2,300	101,292
Community Health Systems, Inc.	4,033	191,124
Coventry Health Care, Inc.	5,940	279,358
Health Management Associates, Inc. (Class A) (a)	11,400	146,718
Health Net, Inc. (a)	3,537	101,229
HMS Holdings Corp. (a)(b)	3,838	104,202
LifePoint Hospitals, Inc. (a)	2,059	99,779
MEDNAX, Inc. (a)	2,185	195,842
Omnicare, Inc. (b)	4,647	189,226
Owens & Minor, Inc. (b)	2,747	89,442
Patterson Cos., Inc.	3,672	139,683
Team Health Holdings, Inc. (a)	1,500	54,570
Tenet Healthcare Corp. (a)	4,586	218,202
Universal Health Services, Inc. (Class B)	3,946	252,031
WellCare Health Plans, Inc. (a)	1,868	108,269

		2,546,269

HOTELS, RESTAURANTS & LEISURE — 2.0%
Bally Technologies, Inc. (a)(b)	1,811	94,118
Bloomin’ Brands, Inc. (a)	700	12,509
Brinker International, Inc. (b)	3,094	116,489
Burger King Worldwide, Inc.	2,744	52,410
Choice Hotels International, Inc. (b)	1,245	52,676
Darden Restaurants, Inc.	5,700	294,576
Domino’s Pizza, Inc.	2,500	128,600
Dunkin’ Brands Group, Inc.	3,236	119,344
International Game Technology	11,631	191,912
MGM Resorts International (a)	16,383	215,436
Norwegian Cruise Line Holdings, Ltd. (a)	1,100	32,615
Panera Bread Co. (Class A) (a)	1,236	204,237
Penn National Gaming, Inc. (a)(b)	2,931	159,534
Six Flags Entertainment Corp.	2,206	159,891

		1,834,347

HOUSEHOLD DURABLES — 3.0%
D.R. Horton, Inc. (b)	12,329	299,595
Harman International Industries, Inc.	2,997	133,756
Jarden Corp. (a)	4,857	208,122
Leggett & Platt, Inc. (b)	6,272	211,868
Lennar Corp. (Class A) (b)	7,290	302,389
Mohawk Industries, Inc. (a)	2,563	289,927
Newell Rubbermaid, Inc.	12,620	329,382
NVR, Inc. (a)	208	224,663
Pulte Group, Inc. (a)	14,983	303,256
Tempur-Pedic International, Inc. (a)(b)	2,594	128,740
Toll Brothers, Inc. (a)	6,598	225,916
Tupperware Brands Corp.	2,345	191,680

		2,849,294

HOUSEHOLD PRODUCTS — 0.4%
Energizer Holdings, Inc.	2,741	273,360
Spectrum Brands Holdings, Inc.	1,000	56,590

		329,950

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.4%
NRG Energy, Inc.	14,209	376,396

INDUSTRIAL CONGLOMERATES — 0.2%
Carlisle Cos., Inc.	2,792	189,270
Seaboard Corp. (b)	14	39,200

		228,470

INSURANCE — 6.0%
Alleghany Corp. (a)	746	295,356
Allied World Assurance Company Holdings, Ltd.	1,551	143,809
American Financial Group, Inc.	3,300	156,354
American National Insurance Co.	319	27,712

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Amtrust Financial Services, Inc. (b)	1,200	$41,580
Arch Capital Group, Ltd. (a)(b)	5,851	307,587
Arthur J. Gallagher & Co.	5,515	227,825
Aspen Insurance Holdings, Ltd. (b)	3,073	118,556
Assurant, Inc.	3,475	156,410
Assured Guaranty, Ltd.	8,555	176,319
Axis Capital Holdings, Ltd.	5,002	208,183
Brown & Brown, Inc.	5,240	167,890
Cincinnati Financial Corp.	6,467	305,178
CNO Financial Group, Inc.	9,800	112,210
Erie Indemnity Co. (Class A)	1,104	83,385
Everest Re Group, Ltd.	2,219	288,159
Fidelity National Financial, Inc. (Class A)	9,506	239,836
First American Financial Corp.	4,700	120,179
Genworth Financial, Inc. (Class A) (a)	21,780	217,800
HCC Insurance Holdings, Inc.	4,454	187,202
Markel Corp. (a)	400	201,400
Mercury General Corp.	1,616	61,295
Old Republic International Corp.	10,622	135,006
PartnerRe, Ltd.	2,662	247,859
ProAssurance Corp.	2,704	127,980
Protective Life Corp.	3,400	121,720
Reinsurance Group of America, Inc.	3,295	196,613
RenaissanceRe Holdings, Ltd.	1,970	181,220
Torchmark Corp.	4,103	245,359
Validus Holdings, Ltd.	4,490	167,791
W.R. Berkley Corp.	4,885	216,747
White Mountains Insurance Group, Ltd.	245	138,944

		5,623,464

INTERNET & CATALOG RETAIL — 0.5%
Groupon, Inc. (a)(b)	11,844	72,485
HomeAway, Inc. (a)	1,418	46,085
HSN, Inc.	1,600	87,776
TripAdvisor, Inc. (a)	4,826	253,462

		459,808

INTERNET SOFTWARE & SERVICES — 0.7%
Akamai Technologies, Inc. (a)(b)	7,821	276,003
AOL, Inc.	3,424	131,790
CoStar Group, Inc. (a)	1,200	131,352
IAC/InterActiveCorp.	3,381	151,063

		690,208

IT SERVICES — 3.2%
Alliance Data Systems Corp. (a)(b)	2,195	355,349
Booz Allen Hamilton Holding Corp. (b)	1,740	23,386
Broadridge Financial Solutions, Inc.	5,385	133,763
Computer Sciences Corp.	6,783	333,927
CoreLogic, Inc. (a)	4,300	111,198
DST Systems, Inc.	1,334	95,074
FleetCor Technologies, Inc. (a)	3,009	230,700
Gartner, Inc. (a)	4,071	221,503
Genpact, Ltd.	5,939	108,030
Global Payments, Inc.	3,494	173,512
Jack Henry & Associates, Inc.	3,814	176,245
Lender Processing Services, Inc.	3,774	96,086
MAXIMUS, Inc.	1,500	119,955
NeuStar, Inc. (Class A) (a)	2,875	133,774
SAIC, Inc. (b)	12,502	169,402
Syntel, Inc.	700	47,264
Total System Services, Inc.	7,036	174,352
Vantiv, Inc. (a)(b)	1,866	44,299
VeriFone Systems, Inc. (a)	4,770	98,644
WEX, Inc. (a)	1,700	133,450

		2,979,913

LEISURE EQUIPMENT & PRODUCTS — 0.7%
Brunswick Corp.	4,000	136,880
Hasbro, Inc. (b)	5,048	221,809
Polaris Industries, Inc. (b)	2,838	262,487

		621,176

LIFE SCIENCES TOOLS & SERVICES — 1.1%
Bio-Rad Laboratories, Inc. (Class A) (a)	850	107,100
Bruker Corp. (a)	4,125	78,787
Charles River Laboratories International, Inc. (a)	2,159	95,579
Covance, Inc. (a)	2,455	182,456
Illumina, Inc. (a)(b)	5,478	295,812
PerkinElmer, Inc.	5,021	168,906
Techne Corp.	1,568	106,389

		1,035,029

MACHINERY — 4.9%
AGCO Corp.	4,293	223,751
CLARCOR, Inc.	2,201	115,288
Colfax Corp. (a)(b)	2,958	137,665
Crane Co.	2,106	117,641
Donaldson Co., Inc.	5,898	213,449
Gardner Denver, Inc.	2,125	159,609
Graco, Inc.	2,635	152,909
IDEX Corp.	3,655	195,250
ITT Corp.	4,100	116,563
Kennametal, Inc.	3,521	137,460
Lincoln Electric Holdings, Inc.	3,644	197,432
Middleby Corp. (a)	800	121,720
Nordson Corp.	2,454	161,841
Oshkosh Corp. (a)	3,836	162,992
Pall Corp.	4,888	334,193
Sauer-Danfoss, Inc.	546	31,903
Snap-On, Inc.	2,595	214,606
SPX Corp.	2,048	161,710
Terex Corp. (a)	4,903	168,761
The Manitowoc Co., Inc.	5,800	119,248
The Toro Co.	2,600	119,704
Timken Co.	3,541	200,350
Trinity Industries, Inc.	3,506	158,927
Valmont Industries, Inc.	1,040	163,561
WABCO Holdings, Inc. (a)	2,806	198,076
Wabtec Corp.	2,100	214,431
Woodward, Inc.	2,678	106,477
Xylem, Inc.	8,222	226,598

		4,632,115

MARINE — 0.2%
Kirby Corp. (a)(b)	2,472	189,850

MEDIA — 1.6%
AMC Networks, Inc. (Class A) (a)	2,585	163,320
Cablevision Systems Corp. (Class A) (b)	9,438	141,193
Cinemark Holdings, Inc.	4,500	132,480

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Clear Channel Outdoor Holdings, Inc. (Class A) (a)	1,754	$13,137
Gannett Co., Inc. (b)	10,079	220,428
John Wiley & Sons, Inc. (Class A)	2,059	80,219
Lamar Advertising Co. (Class A) (a)	2,412	117,247
Morningstar, Inc.	1,026	71,738
Regal Entertainment Group (b)	3,489	58,162
The Interpublic Group of Cos., Inc.	18,321	238,723
The Madison Square Garden Co. (Class A) (a)	2,734	157,478
The Washington Post Co. (Class B) (b)	200	89,400

		1,483,525

METALS & MINING — 1.5%
Allegheny Technologies, Inc.	4,767	151,162
Allied Nevada Gold Corp. (a)(b)	3,633	59,799
Carpenter Technology Corp.	2,000	98,580
Cliffs Natural Resources, Inc. (b)	6,700	127,367
Coeur d’Alene Mines Corp. (a)	3,971	74,893
Compass Minerals International, Inc. (b)	1,464	115,510
Reliance Steel & Aluminum Co.	3,320	236,284
Royal Gold, Inc.	2,890	205,277
Steel Dynamics, Inc.	9,762	154,923
United States Steel Corp. (b)	6,367	124,156
Walter Energy, Inc. (b)	2,795	79,657

		1,427,608

MULTI-UTILITIES — 1.7%
Alliant Energy Corp.	4,867	244,226
CMS Energy Corp.	11,698	326,842
Integrys Energy Group, Inc.	3,447	200,478
MDU Resources Group, Inc.	8,356	208,816
SCANA Corp.	5,882	300,923
TECO Energy, Inc. (b)	9,008	160,523
Vectren Corp.	3,662	129,708

		1,571,516

MULTILINE RETAIL — 0.3%
Dillard’s, Inc. (Class A)	1,383	108,635
J.C. Penney Co., Inc. (b)	6,300	95,193
Sears Holdings Corp. (a)(b)	1,600	79,952

		283,780

OFFICE ELECTRONICS — 0.1%
Zebra Technologies Corp. (Class A) (a)	2,255	106,278

OIL, GAS & CONSUMABLE FUELS — 3.8%
Berry Petroleum Co. (Class A)	2,016	93,321
Cheniere Energy, Inc. (a)	9,866	276,248
Cimarex Energy Co.	3,836	289,388
CVR Energy, Inc.	700	36,134
Energen Corp.	3,227	167,836
Gulfport Energy Corp. (a)	3,000	137,490
Kodiak Oil & Gas Corp. (a)	11,700	106,353
Laredo Petroleum Holdings, Inc. (a)(b)	990	18,107
McMoRan Exploration Co. (a)	4,500	73,575
Newfield Exploration Co. (a)	5,924	132,816
Oasis Petroleum, Inc. (a)(b)	3,157	120,187
Plains Exploration & Production Co. (a)	5,700	270,579
QEP Resources, Inc.	7,892	251,281
Rosetta Resources, Inc. (a)	2,304	109,624
SandRidge Energy, Inc. (a)(b)	15,414	81,232
SM Energy Co.	2,961	175,350
Targa Resources Corp.	1,300	88,348
Teekay Corp.	1,676	60,269
Tesoro Corp.	6,080	355,984
Ultra Petroleum Corp. (a)(b)	6,694	134,549
Western Refining, Inc. (b)	2,500	88,525
Whiting Petroleum Corp. (a)	5,156	262,131
World Fuel Services Corp. (b)	3,183	126,429
WPX Energy, Inc. (a)	8,874	142,162

		3,597,918

PAPER & FOREST PRODUCTS — 0.3%
Domtar Corp.	1,530	118,759
Louisiana-Pacific Corp. (a)	6,100	131,760

		250,519

PERSONAL PRODUCTS — 0.3%
Herbalife, Ltd. (b)	4,500	168,525
Nu Skin Enterprises, Inc. (Class A) (b)	2,298	101,572

		270,097

PHARMACEUTICALS — 0.8%
Endo Health Solutions, Inc. (a)	4,984	153,308
Hospira, Inc. (a)	7,300	239,659
Jazz Pharmaceuticals PLC (a)	2,200	123,002
Salix Pharmaceuticals, Ltd. (a)	2,246	114,950
Warner Chilcott PLC (Class A)	7,711	104,484

		735,403

PROFESSIONAL SERVICES — 1.1%
Dun & Bradstreet Corp. (b)	1,782	149,064
Equifax, Inc.	5,306	305,572
Manpower, Inc.	3,405	193,132
Robert Half International, Inc.	6,186	232,161
Towers Watson & Co. (Class A)	2,442	169,279

		1,049,208

REAL ESTATE INVESTMENT TRUSTS — 9.1%
Alexandria Real Estate Equities, Inc.	2,780	197,324
American Campus Communities, Inc.	4,649	210,786
Apartment Investment & Management Co. (Class A)	6,405	196,377
BioMed Realty Trust, Inc.	7,448	160,877
BRE Properties, Inc.	3,397	165,366
Camden Property Trust	3,766	258,649
CBL & Associates Properties, Inc.	7,124	168,126
Chimera Investment Corp.	45,386	144,781
Corrections Corp. of America	4,379	171,088
CYS Investments, Inc. (b)	7,700	90,398
DDR Corp.	10,814	188,380
Douglas Emmett, Inc.	5,768	143,796
Duke Realty Corp.	14,144	240,165
EPR Properties (b)	2,100	109,305
Equity Lifestyle Properties, Inc.	1,674	128,563
Equity One, Inc.	2,700	64,719
Essex Property Trust, Inc. (b)	1,671	251,619
Extra Space Storage, Inc.	4,498	176,636
Federal Realty Investment Trust	2,822	304,889
Hatteras Financial Corp.	4,384	120,253
Healthcare Trust of America, Inc.	2,408	28,294
Highwoods Properties, Inc. (b)	3,509	138,851
Home Properties, Inc. (b)	2,275	144,281
Hospitality Properties Trust	6,057	166,204
Invesco Mortgage Capital, Inc. (b)	5,800	124,062

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Kilroy Realty Corp. (b)	3,290	$172,396
LaSalle Hotel Properties	4,200	106,596
Liberty Property Trust	5,298	210,596
Mack-Cali Realty Corp. (b)	3,727	106,629
MFA Financial, Inc.	15,773	147,004
Mid-America Apartment Communities, Inc. (b)	1,889	130,454
National Retail Properties, Inc.	5,075	183,563
OMEGA Healthcare Investors, Inc.	4,945	150,130
Piedmont Office Realty Trust, Inc. (Class A)	7,443	145,808
Post Properties, Inc.	2,400	113,040
Rayonier, Inc.	5,512	328,901
Realty Income Corp.	8,545	387,516
Regency Centers Corp.	4,007	212,010
Retail Properties of America, Inc. (Class A) (b)	1,426	21,105
RLJ Lodging Trust	5,298	120,583
Senior Housing Properties Trust	8,255	221,482
Silver Bay Realty Trust Corp.	644	13,334
SL Green Realty Corp. (b)	3,981	342,804
Starwood Property Trust, Inc.	6,000	166,560
Tanger Factory Outlet Centers, Inc.	4,164	150,654
Taubman Centers, Inc.	2,788	216,516
Two Harbors Investment Corp.	15,350	193,564
UDR, Inc.	10,982	265,655
Weingarten Realty Investors (b)	4,917	155,131
WP Carey, Inc.	2,500	168,500

		8,524,320

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.9%
CBRE Group, Inc. (a)	13,407	338,527
Forest City Enterprises, Inc. (Class A) (a)	6,200	110,174
Jones Lang LaSalle, Inc.	1,925	191,364
Realogy Holdings Corp. (a)	1,974	96,410
The Howard Hughes Corp. (a)	1,200	100,572

		837,047

ROAD & RAIL — 1.5%
AMERCO, Inc.	300	52,062
Avis Budget Group, Inc. (a)	4,700	130,801
Genesee & Wyoming, Inc. (Class A) (a)	2,200	204,842
Hertz Global Holdings, Inc. (a)	16,700	371,742
J.B. Hunt Transport Services, Inc.	3,991	297,250
Landstar System, Inc.	2,098	119,775
Old Dominion Freight Line, Inc. (a)	3,100	118,420
Ryder Systems, Inc.	2,264	135,274

		1,430,166

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.9%
Atmel Corp. (a)	19,450	135,372
Cree, Inc. (a)(b)	5,157	282,139
Cymer, Inc. (a)	1,400	134,540
First Solar, Inc. (a)(b)	2,634	71,013
Lam Research Corp. (a)	7,170	297,268
LSI Corp. (a)	24,237	164,327
Marvell Technology Group, Ltd.	20,300	214,774
ON Semiconductor Corp. (a)	19,774	163,729
Skyworks Solutions, Inc. (a)	8,447	186,087
Teradyne, Inc. (a)(b)	8,430	136,735

		1,785,984

SOFTWARE — 3.3%
Ansys, Inc. (a)	4,069	331,298
Aspen Technology, Inc. (a)	4,100	132,389
Cadence Design Systems, Inc. (a)	12,468	173,679
CommVault Systems, Inc. (a)	1,900	155,762
Compuware Corp. (a)	9,373	117,162
Concur Technologies, Inc. (a)(b)	2,023	138,899
Electronic Arts, Inc. (a)	13,184	233,357
FactSet Research Systems, Inc. (b)	1,793	166,032
Fortinet, Inc. (a)	5,883	139,309
Informatica Corp. (a)	4,783	164,870
MICROS Systems, Inc. (a)(b)	3,467	157,783
NetSuite, Inc. (a)	1,208	96,712
PTC, Inc. (a)	5,232	133,364
ServiceNow, Inc. (a)	548	19,838
SolarWinds, Inc. (a)	2,738	161,816
Solera Holdings, Inc.	3,029	176,682
Splunk, Inc. (a)	1,202	48,116
Synopsys, Inc. (a)	6,796	243,840
TIBCO Software, Inc. (a)	6,844	138,386
Ultimate Software Group, Inc. (a)	1,200	124,992

		3,054,286

SPECIALTY RETAIL — 4.1%
Aaron’s, Inc.	3,098	88,851
Abercrombie & Fitch Co. (Class A)	3,499	161,654
Advance Auto Parts, Inc.	3,231	267,042
American Eagle Outfitters, Inc.	7,942	148,515
Ascena Retail Group, Inc. (a)	5,590	103,695
AutoNation, Inc. (a)	1,657	72,494
Best Buy Co., Inc.	11,700	259,155
Cabela’s, Inc. (a)(b)	2,080	126,422
Chico’s FAS, Inc.	7,350	123,480
Dick’s Sporting Goods, Inc. (b)	4,352	205,850
DSW, Inc. (Class A)	1,400	89,320
Foot Locker, Inc.	6,665	228,210
GameStop Corp. (Class A) (b)	5,335	149,220
GNC Holdings, Inc. (Class A)	3,286	129,074
Guess?, Inc. (b)	2,657	65,973
Penske Automotive Group, Inc.	1,900	63,384
Pier 1 Imports, Inc.	4,800	110,400
Sally Beauty Holdings, Inc. (a)	6,810	200,078
Signet Jewelers, Ltd. (b)	3,546	237,582
The Buckle, Inc. (b)	1,200	55,980
Tractor Supply Co.	3,064	319,054
Ulta Salon Cosmetics & Fragrance, Inc. (a)(b)	2,649	215,019
Urban Outfitters, Inc. (a)	4,873	188,780
Williams-Sonoma, Inc. (b)	3,797	195,621

		3,804,853

TEXTILES, APPAREL & LUXURY GOODS — 1.2%
Carter’s, Inc. (a)(b)	2,298	131,607
Fossil, Inc. (a)	2,342	226,237
Hanesbrands, Inc. (a)	4,332	197,366
PVH Corp.	3,437	367,106
Under Armour, Inc. (Class A) (a)(b)	3,376	172,851

		1,095,167

SPDR Dow Jones Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

THRIFTS & MORTGAGE FINANCE — 1.0%
Hudson City Bancorp, Inc.	20,956	$181,060
Nationstar Mortgage Holdings, Inc. (a)(b)	800	29,520
New York Community Bancorp, Inc.	19,400	278,390
Ocwen Financial Corp. (a)	5,150	195,288
People’s United Financial, Inc. (b)	14,953	200,968
TFS Financial Corp. (a)	3,533	38,263

		923,489

TRADING COMPANIES & DISTRIBUTORS — 1.0%
Air Lease Corp. (b)	2,933	85,995
GATX Corp.	2,100	109,137
MRC Global, Inc. (a)	3,090	101,754
MSC Industrial Direct Co., Inc. (Class A)	2,023	173,533
Textainer Group Holdings, Ltd. (b)	700	27,685
United Rentals, Inc. (a)	4,060	223,178
Watsco, Inc. (b)	1,300	109,434
WESCO International, Inc. (a)(b)	1,970	143,042

		973,758

WATER UTILITIES — 0.5%
American Water Works Co., Inc.	7,787	322,693
Aqua America, Inc. (b)	6,159	193,639

		516,332

WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Clearwire Corp. (Class A) (a)	19,400	62,856
MetroPCS Communications, Inc. (a)	14,143	154,159
Telephone & Data Systems, Inc.	4,435	93,445
US Cellular Corp. (a)(b)	610	21,960

		332,420

TOTAL COMMON STOCKS —
(Cost $73,972,013)		93,720,426

SHORT TERM INVESTMENTS — 10.1%
MONEY MARKET FUNDS — 10.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	9,423,714	9,423,714
State Street Institutional Liquid Reserves Fund 0.13% (d)(e)	26,905	26,905

TOTAL SHORT TERM INVESTMENTS —
(Cost $9,450,619)		9,450,619

TOTAL INVESTMENTS — 109.9% (f)
(Cost $83,422,632)		103,171,045
OTHER ASSETS & LIABILITIES — (9.9)%		(9,308,984)

NET ASSETS — 100.0%		$93,862,061

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.3%
BE Aerospace, Inc. (a)	10,969	$661,321
Triumph Group, Inc.	3,126	245,391

		906,712

AIRLINES — 0.7%
Alaska Air Group, Inc. (a)(b)	7,426	474,967

AUTO COMPONENTS — 0.4%
Gentex Corp.	15,140	302,951

AUTOMOBILES — 0.2%
Thor Industries, Inc. (b)	4,683	172,288

BIOTECHNOLOGY — 4.2%
Regeneron Pharmaceuticals, Inc. (a)	8,084	1,426,018
United Therapeutics Corp. (a)(b)	4,918	299,359
Vertex Pharmaceuticals, Inc. (a)	22,928	1,260,581

		2,985,958

BUILDING PRODUCTS — 1.3%
Fortune Brands Home & Security, Inc. (a)	17,136	641,400
Lennox International, Inc.	4,871	309,260

		950,660

CAPITAL MARKETS — 3.3%
Affiliated Managers Group, Inc. (a)	5,566	854,771
Eaton Vance Corp. (b)	12,125	507,189
Greenhill & Co., Inc.	1,504	80,283
Raymond James Financial, Inc.	6,834	315,047
SEI Investments Co.	8,315	239,888
Waddell & Reed Financial, Inc. (Class A)	9,010	394,458

		2,391,636

CHEMICALS — 2.7%
Albemarle Corp.	5,581	348,924
Ashland, Inc.	4,026	299,132
Cytec Industries, Inc.	2,901	214,906
NewMarket Corp. (b)	1,133	294,988
RPM International, Inc.	6,833	215,786
Valspar Corp.	8,812	548,547

		1,922,283

COMMERCIAL BANKS — 2.3%
Cathay General Bancorp (b)	7,774	156,413
City National Corp. (b)	4,960	292,194
Fulton Financial Corp.	11,797	138,025
Signature Bank (a)	4,879	384,270
SVB Financial Group (a)	4,713	334,340
Synovus Financial Corp.	83,439	231,126
Webster Financial Corp.	4,682	113,585

		1,649,953

COMMERCIAL SERVICES & SUPPLIES — 1.8%
Clean Harbors, Inc. (a)	5,601	325,362
Copart, Inc. (a)	11,160	382,565
Deluxe Corp.	2,342	96,959
Herman Miller, Inc.	2,674	73,989
Mine Safety Appliances Co. (b)	1,431	71,006
Rollins, Inc.	3,858	94,714
Waste Connections, Inc. (b)	6,664	239,771

		1,284,366

COMMUNICATIONS EQUIPMENT — 1.0%
Ciena Corp. (a)(b)	10,525	168,505
InterDigital, Inc. (b)	4,305	205,908
Plantronics, Inc.	2,658	117,457
Riverbed Technology, Inc. (a)(b)	17,047	254,171

		746,041

COMPUTERS & PERIPHERALS — 0.4%
NCR Corp. (a)	11,341	312,558

CONSTRUCTION MATERIALS — 0.3%
Martin Marietta Materials, Inc.	2,402	245,052

CONTAINERS & PACKAGING — 0.8%
Packaging Corp. of America	10,361	464,898
Silgan Holdings, Inc.	2,269	107,210

		572,108

DISTRIBUTORS — 1.0%
LKQ Corp. (a)	31,354	682,263

DIVERSIFIED CONSUMER SERVICES — 0.8%
Service Corp. International	22,270	372,577
Sotheby’s (b)	4,744	177,473

		550,050

DIVERSIFIED FINANCIAL SERVICES — 0.6%
CBOE Holdings, Inc.	5,555	205,202
MSCI, Inc. (Class A) (a)	7,610	258,207

		463,409

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.6%
tw telecom, Inc. (a)	16,015	403,418

ELECTRIC UTILITIES — 0.1%
PNM Resources, Inc.	4,401	102,499

ELECTRICAL EQUIPMENT — 2.6%
Acuity Brands, Inc. (b)	2,752	190,851
AMETEK, Inc.	25,626	1,111,143
Hubbell, Inc. (Class B)	3,311	321,531
Regal-Beloit Corp.	2,517	205,287

		1,828,812

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.8%
Itron, Inc. (a)	4,118	191,075
Mettler-Toledo International, Inc. (a)(b)	3,162	674,202
National Instruments Corp.	9,997	327,402
Trimble Navigation, Ltd. (a)	26,962	807,781

		2,000,460

ENERGY EQUIPMENT & SERVICES — 1.9%
CARBO Ceramics, Inc. (b)	965	87,882
Dresser-Rand Group, Inc. (a)	3,633	224,011
Dril-Quip, Inc. (a)	1,890	164,751
Oceaneering International, Inc.	6,615	439,302
Oil States International, Inc. (a)	3,366	274,565
Patterson-UTI Energy, Inc.	7,852	187,192

		1,377,703

FOOD & STAPLES RETAILING — 0.2%
SUPERVALU, Inc. (b)	10,008	50,440
United Natural Foods, Inc. (a)	2,623	129,052

		179,492

FOOD PRODUCTS — 1.9%
Flowers Foods, Inc.	5,919	194,972

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Green Mountain Coffee Roasters, Inc. (a)(b)	8,510	$483,028
Ingredion, Inc.	8,073	583,839
Lancaster Colony Corp.	951	73,227
Tootsie Roll Industries, Inc. (b)	1,097	32,811

		1,367,877

HEALTH CARE EQUIPMENT & SUPPLIES — 3.4%
Hologic, Inc. (a)	14,949	337,847
IDEXX Laboratories, Inc. (a)	5,773	533,367
Masimo Corp. (b)	3,092	60,665
ResMed, Inc. (b)	15,144	702,076
The Cooper Cos., Inc.	5,083	548,354
Thoratec Corp. (a)	6,109	229,088

		2,411,397

HEALTH CARE PROVIDERS & SERVICES — 1.4%
Henry Schein, Inc. (a)	5,405	500,233
HMS Holdings Corp. (a)(b)	9,129	247,852
MEDNAX, Inc. (a)	2,739	245,497

		993,582

HOTELS, RESTAURANTS & LEISURE — 1.7%
Bally Technologies, Inc. (a)(b)	4,307	223,835
Bob Evans Farms, Inc.	2,999	127,817
Brinker International, Inc. (b)	5,138	193,446
Life Time Fitness, Inc. (a)(b)	1,962	83,934
Panera Bread Co. (Class A) (a)	2,974	491,424
The Cheesecake Factory, Inc. (b)	2,899	111,930

		1,232,386

HOUSEHOLD DURABLES — 3.7%
Jarden Corp. (a)	11,601	497,103
KB Home	8,615	187,549
M.D.C. Holdings, Inc. (b)	4,120	150,998
Mohawk Industries, Inc. (a)	3,933	444,901
NVR, Inc. (a)	301	325,113
Tempur-Pedic International, Inc. (a)(b)	3,737	185,467
Toll Brothers, Inc. (a)	15,823	541,779
Tupperware Brands Corp.	3,400	277,916

		2,610,826

HOUSEHOLD PRODUCTS — 0.7%
Church & Dwight Co., Inc.	8,293	535,977

INDUSTRIAL CONGLOMERATES — 0.4%
Carlisle Cos., Inc.	3,892	263,839

INSURANCE — 2.1%
Alleghany Corp. (a)	929	367,810
Arthur J. Gallagher & Co.	6,826	281,982
Brown & Brown, Inc.	6,833	218,929
Fidelity National Financial, Inc. (Class A)	12,361	311,868
First American Financial Corp.	11,333	289,785

		1,470,374

INTERNET & CATALOG RETAIL — 0.3%
HSN, Inc.	3,833	210,278

INTERNET SOFTWARE & SERVICES — 2.9%
AOL, Inc. (a)(b)	3,483	134,061
Equinix, Inc. (a)(b)	5,136	1,110,968
Rackspace Hosting, Inc. (a)(b)	11,551	583,094
ValueClick, Inc. (a)	7,510	221,921

		2,050,044

IT SERVICES — 4.6%
Acxiom Corp. (a)	4,962	101,225
Alliance Data Systems Corp. (a)(b)	5,280	854,779
Broadridge Financial Solutions, Inc.	6,091	151,300
CoreLogic, Inc. (a)	10,296	266,255
Gartner, Inc. (a)	9,832	534,959
Global Payments, Inc.	4,367	216,865
Jack Henry & Associates, Inc.	5,739	265,199
Lender Processing Services, Inc.	4,510	114,825
NeuStar, Inc. (Class A) (a)	7,028	327,013
VeriFone Systems, Inc. (a)	5,628	116,387
WEX, Inc. (a)	4,124	323,734

		3,272,541

LEISURE EQUIPMENT & PRODUCTS — 0.9%
Polaris Industries, Inc. (b)	6,753	624,585

LIFE SCIENCES TOOLS & SERVICES — 0.9%
Charles River Laboratories International, Inc. (a)	5,142	227,636
Covance, Inc. (a)	3,480	258,634
Techne Corp.	1,952	132,443

		618,713

MACHINERY — 5.5%
CLARCOR, Inc.	2,344	122,779
Donaldson Co., Inc.	8,672	313,840
Graco, Inc.	6,441	373,771
IDEX Corp.	5,846	312,293
ITT Corp.	4,680	133,052
Lincoln Electric Holdings, Inc.	8,742	473,641
Nordson Corp.	6,008	396,228
Terex Corp. (a)	11,704	402,852
Timken Co.	8,427	476,800
Valmont Industries, Inc.	2,474	389,086
Wabtec Corp.	5,027	513,307

		3,907,649

MARINE — 0.4%
Kirby Corp. (a)(b)	3,282	252,058

MEDIA — 1.4%
AMC Networks, Inc. (Class A) (a)	6,042	381,733
Cinemark Holdings, Inc.	10,781	317,393
Lamar Advertising Co. (Class A) (a)	5,819	282,862

		981,988

METALS & MINING — 1.3%
Carpenter Technology Corp.	3,292	162,263
Compass Minerals International, Inc. (b)	1,507	118,902
Royal Gold, Inc.	6,869	487,905
Worthington Industries, Inc. (b)	5,523	171,103

		940,173

OFFICE ELECTRONICS — 0.2%
Zebra Technologies Corp. (Class A) (a)	3,159	148,884

OIL, GAS & CONSUMABLE FUELS — 3.2%
Cimarex Energy Co.	3,934	296,781
Forest Oil Corp. (a)(b)	6,174	32,475
HollyFrontier Corp.	21,342	1,098,046
Northern Oil and Gas, Inc. (a)(b)	6,228	89,559
Plains Exploration & Production Co. (a)	8,056	382,418

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Quicksilver Resources, Inc. (a)(b)	5,797	$13,043
Rosetta Resources, Inc. (a)	3,231	153,731
SM Energy Co.	4,046	239,604

		2,305,657

PAPER & FOREST PRODUCTS — 0.4%
Louisiana-Pacific Corp. (a)	14,605	315,468

PHARMACEUTICALS — 0.3%
Endo Health Solutions, Inc. (a)	6,436	197,971

PROFESSIONAL SERVICES — 0.2%
The Corporate Executive Board Co.	2,048	119,112

REAL ESTATE INVESTMENT TRUSTS — 9.3%
American Campus Communities, Inc.	5,327	241,526
BRE Properties, Inc.	3,360	163,565
Camden Property Trust	4,471	307,068
Corporate Office Properties Trust	3,532	94,234
Corrections Corp. of America	10,579	413,322
Duke Realty Corp.	15,292	259,658
Equity One, Inc.	2,904	69,609
Essex Property Trust, Inc. (b)	1,991	299,805
Extra Space Storage, Inc.	10,864	426,629
Federal Realty Investment Trust	3,932	424,813
Highwoods Properties, Inc. (b)	4,961	196,307
Home Properties, Inc. (b)	2,395	151,891
Kilroy Realty Corp. (b)	3,704	194,090
National Retail Properties, Inc.	5,749	207,941
OMEGA Healthcare Investors, Inc.	11,807	358,461
Potlatch Corp.	2,477	113,595
Rayonier, Inc.	7,965	475,272
Realty Income Corp.	11,647	528,191
Regency Centers Corp.	5,310	280,952
Senior Housing Properties Trust	9,868	264,758
Taubman Centers, Inc.	3,940	305,980
The Macerich Co.	6,210	399,800
UDR, Inc.	11,132	269,283
Weingarten Realty Investors (b)	5,787	182,580

		6,629,330

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
Jones Lang LaSalle, Inc.	4,683	465,537

ROAD & RAIL — 2.7%
Genesee & Wyoming, Inc. (Class A) (a)	3,202	298,138
J.B. Hunt Transport Services, Inc.	9,538	710,390
Kansas City Southern	7,052	782,067
Landstar System, Inc.	2,948	168,302

		1,958,897

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.8%
Atmel Corp. (a)	46,533	323,870
Cree, Inc. (a)(b)	12,317	673,863
Cypress Semiconductor Corp. (a)(b)	6,498	71,673
Integrated Device Technology, Inc. (a)	8,050	60,133
RF Micro Devices, Inc. (a)	13,296	70,735
Semtech Corp. (a)(b)	6,986	247,234
Silicon Laboratories, Inc. (a)	2,163	89,462
Skyworks Solutions, Inc. (a)	20,267	446,482

		1,983,452

SOFTWARE — 5.7%
ACI Worldwide, Inc. (a)	4,189	204,674
Advent Software, Inc. (a)(b)	1,623	45,395
Ansys, Inc. (a)	6,261	509,771
Cadence Design Systems, Inc. (a)	29,602	412,356
CommVault Systems, Inc. (a)	4,502	369,074
Concur Technologies, Inc. (a)(b)	4,796	329,293
FactSet Research Systems, Inc. (b)	2,443	226,222
Fair Isaac Corp.	3,724	170,150
Mentor Graphics Corp.	9,921	179,074
MICROS Systems, Inc. (a)(b)	4,002	182,131
PTC, Inc. (a)	5,807	148,020
SolarWinds, Inc. (a)	6,438	380,486
Solera Holdings, Inc.	4,564	266,218
Synopsys, Inc. (a)	8,635	309,824
TIBCO Software, Inc. (a)	16,377	331,143

		4,063,831

SPECIALTY RETAIL — 6.0%
Advance Auto Parts, Inc.	4,070	336,386
American Eagle Outfitters, Inc.	19,003	355,356
ANN, Inc. (a)	5,121	148,611
Ascena Retail Group, Inc. (a)	13,304	246,789
Cabela’s, Inc. (a)(b)	4,868	295,877
Chico’s FAS, Inc.	17,601	295,697
Dick’s Sporting Goods, Inc. (b)	10,332	488,704
Foot Locker, Inc.	15,915	544,930
Office Depot, Inc. (a)(b)	15,912	62,534
Signet Jewelers, Ltd. (b)	3,935	263,645
Tractor Supply Co.	7,271	757,129
Williams-Sonoma, Inc. (b)	9,068	467,183

		4,262,841

TEXTILES, APPAREL & LUXURY GOODS — 1.7%
Carter’s, Inc. (a)(b)	5,385	308,399
Hanesbrands, Inc. (a)	10,296	469,086
Under Armour, Inc. (Class A) (a)(b)	8,192	419,430

		1,196,915

THRIFTS & MORTGAGE FINANCE — 0.3%
Washington Federal, Inc.	11,236	196,630

TRADING COMPANIES & DISTRIBUTORS — 1.3%
MSC Industrial Direct Co., Inc. (Class A)	4,923	422,295
United Rentals, Inc. (a)(b)	6,736	370,278
Watsco, Inc. (b)	1,912	160,952

		953,525

WATER UTILITIES — 0.3%
Aqua America, Inc. (b)	7,949	249,917

TOTAL COMMON STOCKS —
(Cost $58,949,359)		71,297,893

SHORT TERM INVESTMENTS — 11.8%
MONEY MARKET FUNDS — 11.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	8,295,700	8,295,700

SPDR S&P 400 Mid Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund 0.13% (d)(e)	86,817	$86,817

TOTAL SHORT TERM INVESTMENTS —
(Cost $8,382,517)		8,382,517

TOTAL INVESTMENTS — 111.6% (f)
(Cost $67,331,876)		79,680,410
OTHER ASSETS & LIABILITIES — (11.6)%		(8,254,904)

NET ASSETS — 100.0%		$71,425,506

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 1.6%
Alliant Techsystems, Inc. (a)	2,203	$159,563
Esterline Technologies Corp. (b)	2,044	154,731
Exelis, Inc. (a)	12,511	136,245
Huntington Ingalls Industries, Inc.	3,315	176,789
Triumph Group, Inc. (a)	1,345	105,582

		732,910

AIR FREIGHT & LOGISTICS — 0.2%
UTI Worldwide, Inc. (a)	6,923	100,245

AIRLINES — 0.2%
JetBlue Airways Corp. (a)(b)	15,177	104,721

CAPITAL MARKETS — 1.5%
Apollo Investment Corp. (a)	13,581	113,537
Federated Investors, Inc. (Class B) (a)	6,266	148,316
Greenhill & Co., Inc. (a)	794	42,384
Janus Capital Group, Inc. (a)	12,540	117,876
Raymond James Financial, Inc.	3,138	144,662
SEI Investments Co. (a)	3,735	107,755

		674,530

CHEMICALS — 2.8%
Albemarle Corp.	2,391	149,485
Ashland, Inc.	2,326	172,822
Cabot Corp.	4,013	137,245
Cytec Industries, Inc.	1,165	86,303
Intrepid Potash, Inc. (a)	3,580	67,161
Minerals Technologies, Inc.	2,342	97,216
Olin Corp.	5,360	135,179
RPM International, Inc.	4,529	143,026
Sensient Technologies Corp.	3,324	129,935
The Scotts Miracle-Gro Co. (Class A)	2,613	112,986

		1,231,358

COMMERCIAL BANKS — 5.5%
Associated Banc-Corp. (a)	11,218	170,401
BancorpSouth, Inc.	5,566	90,726
Bank of Hawaii Corp. (a)	3,014	153,141
Commerce Bancshares, Inc. (a)	5,137	209,744
Cullen/Frost Bankers, Inc. (a)	4,122	257,749
East West Bancorp, Inc.	9,361	240,297
First Niagara Financial Group, Inc.	23,618	209,255
FirstMerit Corp. (a)	7,332	121,198
Fulton Financial Corp. (a)	5,796	67,813
Hancock Holding Co.	5,705	176,399
International Bancshares Corp. (a)	3,651	75,941
Prosperity Bancshares, Inc. (a)	2,947	139,658
TCF Financial Corp. (a)	10,906	163,154
Trustmark Corp. (a)	4,484	112,145
Valley National Bancorp (a)	13,205	135,219
Webster Financial Corp. (a)	2,433	59,024
Westamerica Bancorporation (a)	1,833	83,090

		2,464,954

COMMERCIAL SERVICES & SUPPLIES — 1.6%
Deluxe Corp.	1,956	80,978
Herman Miller, Inc. (a)	2,141	59,242
HNI Corp. (a)	3,034	107,677
Mine Safety Appliances Co. (a)	1,150	57,063
R.R. Donnelley & Sons Co. (a)	12,052	145,227
Rollins, Inc.	1,917	47,062
The Brink’s Co. (a)	3,189	90,121
Waste Connections, Inc. (a)	4,028	144,927

		732,297

COMMUNICATIONS EQUIPMENT — 0.7%
ADTRAN, Inc. (a)	4,216	82,844
Plantronics, Inc. (a)	1,145	50,598
Polycom, Inc. (a)(b)	11,722	129,880
Tellabs, Inc.	22,966	47,999

		311,321

COMPUTERS & PERIPHERALS — 0.9%
Diebold, Inc.	4,232	128,315
Lexmark International, Inc. (Class A) (a)	4,203	110,959
NCR Corp. (b)	3,636	100,208
QLogic Corp. (b)	6,162	71,479

		410,961

CONSTRUCTION & ENGINEERING — 1.9%
Aecom Technology Corp. (b)	6,984	229,075
Granite Construction, Inc.	2,377	75,684
KBR, Inc. (a)	9,876	316,822
URS Corp.	5,129	243,166

		864,747

CONSTRUCTION MATERIALS — 0.4%
Martin Marietta Materials, Inc. (a)	1,568	159,967

CONTAINERS & PACKAGING — 2.5%
AptarGroup, Inc. (a)	4,422	253,602
Greif, Inc. (Class A)	2,020	108,312
Rock-Tenn Co. (Class A)	4,796	445,021
Silgan Holdings, Inc.	1,589	75,080
Sonoco Products Co. (a)	6,787	237,477

		1,119,492

DIVERSIFIED CONSUMER SERVICES — 0.8%
DeVry, Inc. (a)	3,775	119,856
Matthews International Corp. (Class A) (a)	1,873	65,349
Regis Corp. (a)	3,852	70,068
Sotheby’s (a)	1,543	57,724
Strayer Education, Inc.	745	36,043

		349,040

DIVERSIFIED FINANCIAL SERVICES — 0.4%
CBOE Holdings, Inc.	2,342	86,513
MSCI, Inc. (Class A) (a)(b)	3,260	110,612

		197,125

ELECTRIC UTILITIES — 4.2%
Cleco Corp.	4,080	191,882
Great Plains Energy, Inc.	10,262	237,976
Hawaiian Electric Industries, Inc.	6,554	181,611
IDACORP, Inc. (a)	3,383	163,298
NV Energy, Inc.	15,699	314,451
OGE Energy Corp.	6,595	461,518
PNM Resources, Inc.	2,548	59,343
Westar Energy, Inc.	8,505	282,196

		1,892,275

ELECTRICAL EQUIPMENT — 1.0%
Acuity Brands, Inc. (a)	1,085	75,245
General Cable Corp. (a)(b)	3,321	121,648

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Hubbell, Inc. (Class B)	1,499	$145,568
Regal-Beloit Corp.	1,403	114,429

		456,890

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.4%
Arrow Electronics, Inc. (b)	7,110	288,808
Avnet, Inc. (b)	9,190	332,678
Ingram Micro, Inc. (Class A) (b)	10,009	196,977
Tech Data Corp. (b)	2,529	115,348
Vishay Intertechnology, Inc. (a)(b)	8,822	120,067

		1,053,878

ENERGY EQUIPMENT & SERVICES — 3.8%
Atwood Oceanics, Inc. (a)(b)	3,820	200,703
CARBO Ceramics, Inc. (a)	685	62,383
Dresser-Rand Group, Inc. (b)	2,795	172,340
Dril-Quip, Inc. (a)(b)	1,220	106,347
Helix Energy Solutions Group, Inc. (a)(b)	6,574	150,413
Oceaneering International, Inc.	3,040	201,887
Oil States International, Inc. (a)(b)	1,545	126,026
Patterson-UTI Energy, Inc. (a)	4,762	113,526
Superior Energy Services, Inc. (b)	10,590	275,022
Tidewater, Inc. (a)	3,322	167,761
Unit Corp. (b)	2,917	132,869

		1,709,277

FOOD & STAPLES RETAILING — 0.6%
Harris Teeter Supermarkets, Inc. (a)	3,300	140,943
SUPERVALU, Inc. (a)	7,315	36,868
United Natural Foods, Inc. (b)	1,655	81,426

		259,237

FOOD PRODUCTS — 2.2%
Flowers Foods, Inc. (a)	3,918	129,059
Green Mountain Coffee Roasters, Inc. (a)(b)	2,911	165,228
Hillshire Brands Co.	8,136	285,980
Lancaster Colony Corp. (a)	695	53,515
Post Holdings, Inc. (b)	2,178	93,502
Smithfield Foods, Inc. (b)	8,308	219,996
Tootsie Roll Industries, Inc. (a)	695	20,788

		968,068

GAS UTILITIES — 3.0%
Atmos Energy Corp. (a)	6,033	257,549
National Fuel Gas Co. (a)	5,556	340,860
Questar Corp.	11,693	284,491
UGI Corp. (a)	7,538	289,384
WGL Holdings, Inc.	3,460	152,586

		1,324,870

HEALTH CARE EQUIPMENT & SUPPLIES — 1.7%
Hill-Rom Holdings, Inc.	4,070	143,345
Hologic, Inc. (a)(b)	8,409	190,044
Masimo Corp. (a)	1,510	29,626
STERIS Corp.	3,928	163,444
Teleflex, Inc. (a)	2,747	232,149

		758,608

HEALTH CARE PROVIDERS & SERVICES — 5.1%
Community Health Systems, Inc.	6,122	290,122
Health Management Associates, Inc. (Class A) (b)	17,154	220,772
Health Net, Inc. (b)	5,299	151,657
Henry Schein, Inc. (a)(b)	2,390	221,195
LifePoint Hospitals, Inc. (b)	3,114	150,904
MEDNAX, Inc. (a)(b)	1,616	144,842
Omnicare, Inc. (a)	7,017	285,732
Owens & Minor, Inc. (a)	4,245	138,217
Universal Health Services, Inc. (Class B)	5,909	377,408
VCA Antech, Inc. (a)(b)	5,822	136,759
WellCare Health Plans, Inc. (a)(b)	2,915	168,953

		2,286,561

HEALTH CARE TECHNOLOGY — 0.4%
Allscripts Healthcare Solutions, Inc. (a)(b)	11,425	155,266

HOTELS, RESTAURANTS & LEISURE — 1.0%
Brinker International, Inc. (a)	1,443	54,329
International Speedway Corp. (Class A)	1,712	55,948
Life Time Fitness, Inc. (a)(b)	1,406	60,149
Scientific Games Corp. (Class A) (a)(b)	3,475	30,406
The Cheesecake Factory, Inc. (a)	1,477	57,027
The Wendy’s Co. (a)	18,743	106,273
WMS Industries, Inc. (b)	3,660	92,268

		456,400

HOUSEHOLD DURABLES — 1.1%
Mohawk Industries, Inc. (b)	1,402	158,594
NVR, Inc. (a)(b)	117	126,373
Tempur-Pedic International, Inc. (a)(b)	1,630	80,897
Tupperware Brands Corp.	1,430	116,888

		482,752

HOUSEHOLD PRODUCTS — 1.5%
Church & Dwight Co., Inc. (a)	3,963	256,129
Energizer Holdings, Inc. (a)	4,133	412,184

		668,313

INDUSTRIAL CONGLOMERATES — 0.3%
Carlisle Cos., Inc.	1,747	118,429

INSURANCE — 7.6%
Alleghany Corp. (a)(b)	542	214,589
American Financial Group, Inc.	4,980	235,952
Arthur J. Gallagher & Co.	4,004	165,405
Aspen Insurance Holdings, Ltd. (a)	4,660	179,783
Brown & Brown, Inc.	3,572	114,447
Everest Re Group, Ltd. (a)	3,397	441,134
Fidelity National Financial, Inc. (Class A) (a)	6,325	159,580
HCC Insurance Holdings, Inc.	6,717	282,316
Kemper Corp.	3,638	118,635
Mercury General Corp. (a)	2,423	91,904
Old Republic International Corp. (a)	16,135	205,076
Primerica, Inc.	3,105	101,782
Protective Life Corp. (a)	5,209	186,482
Reinsurance Group of America, Inc.	4,953	295,545
StanCorp Financial Group, Inc. (a)	2,952	126,228
The Hanover Insurance Group, Inc.	2,991	148,593

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

W.R. Berkley Corp. (a)	7,356	$326,386

		3,393,837

INTERNET SOFTWARE & SERVICES — 0.3%
AOL, Inc. (a)	2,922	112,468
Monster Worldwide, Inc. (a)(b)	7,742	39,252

		151,720

IT SERVICES — 1.9%
Acxiom Corp. (a)(b)	1,817	37,067
Broadridge Financial Solutions, Inc. (a)	4,336	107,706
Convergys Corp. (a)	7,083	120,623
DST Systems, Inc. (a)	2,000	142,540
Global Payments, Inc. (a)	2,536	125,938
Jack Henry & Associates, Inc. (a)	2,121	98,011
Lender Processing Services, Inc.	2,857	72,739
ManTech International Corp. (Class A) (a)	1,596	42,885
VeriFone Systems, Inc. (a)(b)	3,720	76,930

		824,439

LIFE SCIENCES TOOLS & SERVICES — 0.8%
Bio-Rad Laboratories, Inc. (Class A) (b)	1,350	170,100
Covance, Inc. (b)	1,465	108,879
Techne Corp.	1,090	73,956

		352,935

MACHINERY — 5.4%
AGCO Corp.	6,510	339,301
CLARCOR, Inc. (a)	1,855	97,165
Crane Co.	3,206	179,087
Donaldson Co., Inc. (a)	3,556	128,692
Gardner Denver, Inc.	3,256	244,558
Harsco Corp.	5,391	133,535
IDEX Corp. (a)	1,829	97,705
ITT Corp.	3,245	92,255
Kennametal, Inc. (a)	5,290	206,522
Oshkosh Corp. (b)	5,821	247,334
SPX Corp.	3,138	247,777
Trinity Industries, Inc. (a)	5,312	240,793
Woodward, Inc. (a)	4,055	161,227

		2,415,951

MARINE — 0.5%
Kirby Corp. (a)(b)	1,688	129,638
Matson, Inc.	2,840	69,864

		199,502

MEDIA — 1.2%
DreamWorks Animation SKG, Inc. (Class A) (a)(b)	4,780	90,629
John Wiley & Sons, Inc. (Class A)	3,158	123,036
Meredith Corp. (a)	2,421	92,627
Scholastic Corp. (a)	1,751	46,664
The New York Times Co. (Class A) (a)(b)	8,140	79,772
Valassis Communications, Inc. (a)	2,653	79,245

		511,973

METALS & MINING — 1.9%
Carpenter Technology Corp. (a)	888	43,770
Commercial Metals Co. (a)	7,786	123,408
Compass Minerals International, Inc. (a)	1,240	97,836
Reliance Steel & Aluminum Co.	5,071	360,903
Steel Dynamics, Inc. (a)	14,674	232,876

		858,793

MULTI-UTILITIES — 2.3%
Alliant Energy Corp.	7,412	371,934
Black Hills Corp. (a)	2,953	130,050
MDU Resources Group, Inc.	12,610	315,124
Vectren Corp. (a)	5,532	195,944

		1,013,052

MULTILINE RETAIL — 0.5%
Big Lots, Inc. (a)(b)	3,895	137,377
Saks, Inc. (a)(b)	6,722	77,101

		214,478

OFFICE ELECTRONICS — 0.2%
Zebra Technologies Corp. (Class A) (b)	1,450	68,339

OIL, GAS & CONSUMABLE FUELS — 3.0%
Alpha Natural Resources, Inc. (a)(b)	14,698	120,671
Arch Coal, Inc. (a)	14,147	76,818
Bill Barrett Corp. (a)(b)	3,241	65,695
Cimarex Energy Co. (a)	3,301	249,028
Energen Corp.	4,843	251,884
Forest Oil Corp. (a)(b)	3,934	20,693
Plains Exploration & Production Co. (b)	3,545	168,281
Quicksilver Resources, Inc. (a)(b)	4,001	9,002
Rosetta Resources, Inc. (a)(b)	1,470	69,943
SM Energy Co.	1,865	110,445
World Fuel Services Corp. (a)	4,860	193,039

		1,335,499

PAPER & FOREST PRODUCTS — 0.4%
Domtar Corp. (a)	2,330	180,855

PHARMACEUTICALS — 0.2%
Endo Health Solutions, Inc. (b)	3,585	110,275

PROFESSIONAL SERVICES — 1.6%
FTI Consulting, Inc. (a)(b)	2,770	104,318
Manpower, Inc.	5,131	291,030
The Corporate Executive Board Co.	967	56,241
Towers Watson & Co. (Class A)	3,769	261,267

		712,856

REAL ESTATE INVESTMENT TRUSTS — 11.6%
Alexandria Real Estate Equities, Inc.	4,235	300,600
American Campus Communities, Inc.	3,651	165,536
BioMed Realty Trust, Inc. (a)	12,318	266,069
BRE Properties, Inc.	3,044	148,182
Camden Property Trust (a)	2,815	193,334
Corporate Office Properties Trust (a)	3,402	90,765
Duke Realty Corp. (a)	11,829	200,857
Equity One, Inc.	2,313	55,443
Essex Property Trust, Inc. (a)	1,290	194,248
Federal Realty Investment Trust (a)	1,866	201,603
Highwoods Properties, Inc. (a)	2,103	83,216
Home Properties, Inc. (a)	1,886	119,610
Hospitality Properties Trust	9,228	253,216
Kilroy Realty Corp. (a)	2,616	137,079

SPDR S&P 400 Mid Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Liberty Property Trust	7,947	$315,893
Mack-Cali Realty Corp. (a)	5,570	159,358
National Retail Properties, Inc. (a)	4,102	148,369
Potlatch Corp.	1,153	52,877
Rayonier, Inc.	3,224	192,376
Realty Income Corp. (a)	5,600	253,960
Regency Centers Corp.	2,686	142,116
Senior Housing Properties Trust (a)	6,245	167,553
SL Green Realty Corp. (a)	6,097	525,013
Taubman Centers, Inc.	1,694	131,556
The Macerich Co. (a)	5,194	334,390
UDR, Inc. (a)	9,670	233,917
Weingarten Realty Investors (a)	3,760	118,628

		5,185,764

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.2%
Alexander & Baldwin, Inc. (b)	2,879	102,924

ROAD & RAIL — 1.6%
Con-way, Inc.	3,743	131,791
Genesee & Wyoming, Inc. (Class A) (b)	1,280	119,181
Kansas City Southern	2,881	319,503
Landstar System, Inc.	1,218	69,536
Werner Enterprises, Inc. (a)	2,967	71,623

		711,634

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.2%
Cypress Semiconductor Corp. (a)	4,662	51,422
Fairchild Semiconductor International, Inc. (b)	8,522	120,501
Integrated Device Technology, Inc. (b)	4,465	33,354
International Rectifier Corp. (a)(b)	4,629	97,903
Intersil Corp. (Class A)	8,403	73,190
MEMC Electronic Materials, Inc. (a)(b)	15,333	67,465
RF Micro Devices, Inc. (b)	10,235	54,450
Silicon Laboratories, Inc. (b)	1,215	50,253

		548,538

SOFTWARE — 3.1%
Advent Software, Inc. (a)(b)	1,010	28,250
Ansys, Inc. (a)(b)	2,210	179,938
Compuware Corp. (b)	14,263	178,287
FactSet Research Systems, Inc. (a)	1,171	108,435
Informatica Corp. (b)	7,216	248,736
MICROS Systems, Inc. (a)(b)	2,746	124,970
PTC, Inc. (a)(b)	4,338	110,576
Rovi Corp. (b)	6,871	147,108
Solera Holdings, Inc.	1,706	99,511
Synopsys, Inc. (b)	4,821	172,977

		1,398,788

SPECIALTY RETAIL — 2.1%
Aaron’s, Inc.	4,714	135,197
Advance Auto Parts, Inc.	2,360	195,054
Aeropostale, Inc. (a)(b)	5,187	70,543
Barnes & Noble, Inc. (a)(b)	2,448	40,270
Guess?, Inc. (a)	4,101	101,828
Office Depot, Inc. (a)(b)	8,881	34,902
Rent-A-Center, Inc. (a)	3,887	143,586
Signet Jewelers, Ltd. (a)	2,934	196,578

		917,958

TEXTILES, APPAREL & LUXURY GOODS — 0.3%
Deckers Outdoor Corp. (a)(b)	2,280	126,973

THRIFTS & MORTGAGE FINANCE — 1.1%
Astoria Financial Corp. (a)	5,456	53,796
New York Community Bancorp, Inc. (a)	29,431	422,335

		476,131

TOBACCO — 0.2%
Universal Corp. (a)	1,589	89,048

TRADING COMPANIES & DISTRIBUTORS — 0.8%
GATX Corp. (a)	3,153	163,862
United Rentals, Inc. (a)(b)	1,924	105,762
Watsco, Inc. (a)	780	65,660

		335,284

WATER UTILITIES — 0.3%
Aqua America, Inc. (a)	4,302	135,255

WIRELESS TELECOMMUNICATION SERVICES — 0.3%
Telephone & Data Systems, Inc.	6,690	140,958

TOTAL COMMON STOCKS —
(Cost $39,748,025)		44,558,251

SHORT TERM INVESTMENTS — 22.7%
MONEY MARKET FUNDS — 22.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	10,118,306	10,118,306
State Street Institutional Liquid Reserves Fund 0.13% (d)(e)	27,460	27,460

TOTAL SHORT TERM INVESTMENTS —
(Cost $10,145,766)		10,145,766

TOTAL INVESTMENTS — 122.6% (f)
(Cost $49,893,791)		54,704,017
OTHER ASSETS & LIABILITIES — (22.6)%		(10,091,082)

NET ASSETS — 100.0%		$44,612,935

(a)	A portion of the security was on loan at March 31, 2013.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 2.0%
AAR Corp.	20,851	$383,450
Aerovironment, Inc. (a)(b)	10,052	182,243
American Science & Engineering, Inc.	4,247	259,025
Cubic Corp.	8,395	358,634
Curtiss-Wright Corp.	24,381	846,021
Engility Holdings, Inc. (a)(b)	8,689	208,362
GenCorp, Inc. (a)(b)	31,664	421,131
Moog, Inc. (Class A) (a)	23,642	1,083,513
National Presto Industries, Inc.	2,594	208,817
Orbital Sciences Corp. (a)	31,323	522,781
Teledyne Technologies, Inc. (a)	19,367	1,519,147

		5,993,124

AIR FREIGHT & LOGISTICS — 0.6%
Atlas Air Worldwide Holdings, Inc. (a)	13,780	561,673
Forward Air Corp.	15,426	575,235
HUB Group, Inc. (Class A) (a)	18,476	710,587

		1,847,495

AIRLINES — 0.4%
Allegiant Travel Co.	7,998	710,062
SkyWest, Inc. (b)	26,756	429,434

		1,139,496

AUTO COMPONENTS — 0.5%
Dorman Products, Inc. (b)	14,089	524,252
Drew Industries, Inc.	9,855	357,835
Spartan Motors, Inc.	16,469	87,450
Standard Motor Products, Inc.	10,273	284,768
Superior Industries International, Inc.	12,180	227,522

		1,481,827

AUTOMOBILES — 0.1%
Winnebago Industries, Inc. (a)	14,650	302,376

BEVERAGES — 0.2%
Boston Beer Co., Inc. (Class A) (a)	4,358	695,711

BIOTECHNOLOGY — 1.0%
Acorda Therapeutics, Inc. (a)	21,016	673,143
ArQule, Inc. (a)	29,970	77,622
Cubist Pharmaceuticals, Inc. (a)	33,795	1,582,282
Emergent Biosolutions, Inc. (a)	13,335	186,423
Momenta Pharmaceuticals, Inc. (a)(b)	23,746	316,772
Spectrum Pharmaceuticals, Inc. (b)	27,429	204,620

		3,040,862

BUILDING PRODUCTS — 1.4%
A.O. Smith Corp.	20,247	1,489,572
AAON, Inc.	9,689	267,319
Apogee Enterprises, Inc.	14,865	430,342
Gibraltar Industries, Inc. (a)	14,996	273,677
Griffon Corp.	23,779	283,446
NCI Building Systems, Inc. (a)	9,861	171,286
Quanex Building Products Corp.	19,426	312,759
Simpson Manufacturing Co., Inc. (b)	21,040	644,034
Universal Forest Products, Inc.	10,346	411,874

		4,284,309

CAPITAL MARKETS — 1.5%
Calamos Asset Management, Inc. (Class A)	10,533	123,974
Financial Engines, Inc. (b)	21,668	784,815
HFF, Inc. (Class A)	17,054	339,886
Investment Technology Group, Inc. (a)	19,907	219,773
Piper Jaffray Co., Inc. (a)	8,486	291,070
Prospect Capital Corp.	102,401	1,117,195
Stifel Financial Corp. (a)	30,672	1,063,398
SWS Group, Inc. (a)	14,999	90,744
Virtus Investment Partners, Inc. (a)	3,069	571,693

		4,602,548

CHEMICALS — 2.8%
A. Schulman, Inc.	15,447	487,507
American Vanguard Corp.	12,605	384,957
Balchem Corp.	15,448	678,785
Calgon Carbon Corp. (a)(b)	28,208	510,565
H.B. Fuller Co.	26,022	1,016,940
Hawkins, Inc. (b)	4,826	192,799
Innophos Holdings, Inc.	11,418	622,966
Koppers Holdings, Inc.	10,766	473,489
Kraton Performance Polymers, Inc. (a)	16,892	395,273
LSB Industries, Inc. (a)	9,886	343,835
OM Group, Inc. (a)	16,903	396,882
PolyOne Corp.	51,856	1,265,805
Quaker Chemical Corp.	6,802	401,454
Stepan Co.	9,213	581,340
Tredegar Corp.	12,606	371,120
Zep, Inc.	11,710	175,767

		8,299,484

COMMERCIAL BANKS — 6.6%
Bank of the Ozarks, Inc. (b)	15,523	688,445
Banner Corp.	9,135	290,767
BBCN Bancorp, Inc.	40,835	533,305
Boston Private Financial Holdings, Inc.	41,129	406,355
City Holding Co. (b)	8,156	324,527
Columbia Banking System, Inc.	27,451	603,373
Community Bank System, Inc. (b)	20,744	614,645
CVB Financial Corp.	46,093	519,468
F.N.B. Corp. (b)	73,028	883,639
First BanCorp- Puerto Rico (a)(b)	36,406	226,809
First Commonwealth Financial Corp. (b)	53,640	400,154
First Financial Bancorp	30,251	485,529
First Financial Bankshares, Inc. (b)	15,634	759,812
First Midwest Bancorp, Inc.	39,157	520,005
Glacier Bancorp, Inc. (b)	37,571	713,098
Hanmi Financial Corp. (a)	16,516	264,256
Home Bancshares, Inc.	12,063	454,413
Independent Bank Corp.-Massachusetts (b)	11,922	388,538
MB Financial, Inc.	28,612	691,552
National Penn Bancshares, Inc.	61,544	657,905
NBT Bancorp, Inc.	22,928	507,855
Old National Bancorp	52,792	725,890
PacWest Bancorp	16,829	489,892
Pinnacle Financial Partners, Inc. (a)	17,069	398,732
PrivateBancorp, Inc.	31,126	588,593
S&T Bancorp, Inc. (b)	15,529	287,908
Simmons First National Corp. (b)	8,684	219,879
Sterling Bancorp	16,030	162,865
Susquehanna Bancshares, Inc.	97,457	1,211,390
Texas Capital Bancshares, Inc. (a)	21,252	859,643
Tompkins Financial Corp.	5,978	252,750

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

UMB Financial Corp. (b)	16,914	$829,970
Umpqua Holdings Corp.	58,635	777,500
United Bankshares, Inc. (b)	23,879	635,420
United Community Banks, Inc. (a)	24,211	274,553
Wilshire Bancorp, Inc. (a)	32,184	218,208
Wintrust Financial Corp. (b)	19,206	711,390

		19,579,033

COMMERCIAL SERVICES & SUPPLIES — 2.6%
ABM Industries, Inc.	26,420	587,581
Consolidated Graphics, Inc. (a)	4,293	167,856
G & K Services, Inc. (Class A)	10,032	456,556
Healthcare Services Group, Inc.	35,511	910,147
Interface, Inc.	29,997	576,542
Mobile Mini, Inc. (a)(b)	19,864	584,598
Sykes Enterprises, Inc. (a)	20,422	325,935
Tetra Tech, Inc. (a)(b)	33,627	1,025,287
The Geo Group, Inc.	37,269	1,402,060
UniFirst Corp.	7,859	711,239
United Stationers, Inc.	21,115	816,095
Viad Corp.	10,651	294,607

		7,858,503

COMMUNICATIONS EQUIPMENT — 1.6%
Arris Group, Inc. (a)	59,682	1,024,740
Bel Fuse, Inc. (Class B)	5,511	86,027
Black Box Corp.	8,561	186,716
Comtech Telecommunications Corp.	9,108	221,142
Digi International, Inc. (a)	13,860	123,770
Harmonic, Inc. (a)	60,520	350,411
Ixia (a)	27,860	602,890
Netgear, Inc. (a)(b)	20,081	672,914
Oplink Communications, Inc. (a)	9,957	163,295
PC-Tel, Inc. (b)	9,192	65,263
Procera Networks, Inc. (a)(b)	10,227	121,599
Symmetricom, Inc. (a)	20,969	95,199
ViaSat, Inc. (a)(b)	21,045	1,019,420

		4,733,386

COMPUTERS & PERIPHERALS — 1.1%
3D Systems Corp. (a)(b)	41,324	1,332,286
Avid Technology, Inc. (a)	15,969	100,126
Electronics for Imaging, Inc. (a)	24,078	610,618
Intermec, Inc. (a)	29,461	289,601
Intevac, Inc. (a)(b)	12,135	57,277
Super Micro Computer, Inc. (a)(b)	13,992	157,970
Synaptics, Inc. (a)(b)	16,809	683,958

		3,231,836

CONSTRUCTION & ENGINEERING — 0.9%
Aegion Corp. (a)(b)	20,271	469,274
Comfort Systems USA, Inc.	19,393	273,247
Dycom Industries, Inc. (a)	17,191	338,491
EMCOR Group, Inc.	34,944	1,481,276
Orion Marine Group, Inc. (a)	13,987	139,031

		2,701,319

CONSTRUCTION MATERIALS — 0.9%
Eagle Materials, Inc.	24,371	1,623,839
Headwaters, Inc. (a)	37,381	407,453
Texas Industries, Inc. (a)(b)	10,853	684,933

		2,716,225

CONSUMER FINANCE — 1.4%
Cash America International, Inc. (b)	14,996	786,840
Encore Capital Group, Inc. (a)	11,273	339,317
Ezcorp, Inc. (Class A) (a)	24,814	528,538
First Cash Financial Services, Inc. (a)	13,851	808,068
Portfolio Recovery Associates, Inc. (a)	8,828	1,120,450
World Acceptance Corp. (a)(b)	6,452	554,033

		4,137,246

CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	16,055	224,128

DISTRIBUTORS — 0.4%
Pool Corp.	24,209	1,162,032
VOXX International Corp. (a)	9,715	104,048

		1,266,080

DIVERSIFIED CONSUMER SERVICES — 0.9%
American Public Education, Inc. (a)(b)	9,257	322,977
Capella Education Co. (a)(b)	5,830	181,546
Career Education Corp. (a)	26,971	63,921
Coinstar, Inc. (a)(b)	14,572	851,296
Corinthian Colleges, Inc. (a)(b)	40,306	84,643
Hillenbrand, Inc.	32,813	829,513
ITT Educational Services, Inc. (a)(b)	8,046	110,874
Lincoln Educational Services Corp. (b)	11,439	67,032
Universal Technical Institute, Inc.	11,029	139,296

		2,651,098

DIVERSIFIED FINANCIAL SERVICES — 0.4%
Interactive Brokers Group, Inc. (Class A)	21,475	320,192
MarketAxess Holdings, Inc.	19,525	728,283

		1,048,475

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
Atlantic Tele-Network, Inc.	4,942	239,736
Cbeyond, Inc. (a)	15,625	116,094
Cincinnati Bell, Inc. (a)(b)	105,250	343,115
General Communication, Inc. (Class A) (a)	16,915	155,110
Lumos Networks Corp. (b)	7,614	102,637

		956,692

ELECTRIC UTILITIES — 1.2%
ALLETE, Inc.	18,365	900,252
El Paso Electric Co.	21,065	708,837
UIL Holdings Corp. (b)	26,610	1,053,490
UNS Energy Corp. (b)	21,624	1,058,279

		3,720,858

ELECTRICAL EQUIPMENT — 1.9%
AZZ, Inc.	13,270	639,614
Belden, Inc.	23,219	1,199,261
Brady Corp. (Class A)	24,079	807,369
Encore Wire Corp.	9,762	341,865
EnerSys (a)	24,972	1,138,224
Franklin Electric Co., Inc.	20,156	676,637
II-VI, Inc. (a)	28,282	481,925
Powell Industries, Inc. (a)	4,768	250,654
Vicor Corp. (a)	10,127	50,331

		5,585,880

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.1%
Agilysys, Inc. (a)	7,564	$75,186
Anixter International, Inc.	14,040	981,677
Badger Meter, Inc. (b)	7,455	398,992
Benchmark Electronics, Inc. (a)	28,841	519,715
Checkpoint Systems, Inc. (a)	21,188	276,715
Cognex Corp.	20,978	884,223
Coherent, Inc.	12,557	712,484
CTS Corp.	17,794	185,769
Daktronics, Inc.	19,531	205,076
DTS, Inc. (a)	9,732	161,843
Electro Scientific Industries, Inc.	13,080	144,534
FARO Technologies, Inc. (a)	8,843	383,698
FEI Co.	20,047	1,294,034
Insight Enterprises, Inc. (a)	23,425	483,023
Littelfuse, Inc.	11,429	775,458
Measurement Specialties, Inc. (a)	8,037	319,631
Mercury Computer Systems, Inc. (a)	16,900	124,553
Methode Electronics, Inc. (Class A)	18,341	236,232
MTS Systems Corp.	8,178	475,551
Newport Corp. (a)	20,011	338,586
OSI Systems, Inc. (a)	9,860	614,179
Park Electrochemical Corp.	10,138	256,897
Plexus Corp. (a)	18,125	440,619
RadiSys Corp. (a)	11,783	57,972
Rofin-Sinar Technologies, Inc. (a)	14,696	398,115
Rogers Corp. (a)	8,718	415,151
Scansource, Inc. (a)	14,614	412,407
SYNNEX Corp. (a)(b)	13,809	510,933
TTM Technologies, Inc. (a)	27,703	210,543

		12,293,796

ENERGY EQUIPMENT & SERVICES — 2.7%
Basic Energy Services, Inc. (a)(b)	14,290	195,344
Bristow Group, Inc.	18,846	1,242,705
C&J Energy Services, Inc. (a)(b)	23,120	529,448
Era Group, Inc. (a)	10,329	216,909
Exterran Holdings, Inc. (a)(b)	33,855	914,085
Geospace Technologies Corp. (a)	6,666	719,395
Gulf Island Fabrication, Inc.	7,490	157,739
Hornbeck Offshore Services, Inc. (a)	16,658	773,931
ION Geophysical Corp. (a)	62,762	427,409
Lufkin Industries, Inc. (b)	17,559	1,165,742
Matrix Service Co. (a)	13,523	201,493
Pioneer Energy Services Corp. (a)	32,419	267,457
SEACOR Holdings, Inc.	9,901	729,506
Tetra Technologies, Inc. (a)	40,744	418,033

		7,959,196

FOOD & STAPLES RETAILING — 0.7%
Casey’s General Stores, Inc. (b)	20,002	1,166,117
Nash Finch Co.	6,479	126,859
Spartan Stores, Inc.	11,377	199,666
The Andersons, Inc.	9,039	483,767

		1,976,409

FOOD PRODUCTS — 2.5%
B&G Foods, Inc.	27,500	838,475
Cal-Maine Foods, Inc.	7,259	308,943
Calavo Growers, Inc. (b)	6,725	193,546
Darling International, Inc. (a)	61,537	1,105,205
Diamond Foods, Inc. (a)(b)	11,497	193,839
Hain Celestial Group, Inc. (a)(b)	24,266	1,482,167
J&J Snack Foods Corp.	7,788	598,819
Sanderson Farms, Inc.	10,477	572,254
Seneca Foods Corp. (a)	4,061	134,094
Snyders-Lance, Inc.	25,245	637,689
TreeHouse Foods, Inc. (a)	18,908	1,231,856

		7,296,887

GAS UTILITIES — 1.8%
New Jersey Resources Corp. (b)	21,839	979,479
Northwest Natural Gas Co.	14,047	615,540
Piedmont Natural Gas Co., Inc.	39,583	1,301,489
South Jersey Industries, Inc.	16,442	914,011
Southwest Gas Corp.	24,148	1,146,064
The Laclede Group, Inc. (b)	11,005	469,913

		5,426,496

HEALTH CARE EQUIPMENT & SUPPLIES — 3.5%
Abaxis, Inc. (b)	10,866	514,179
ABIOMED, Inc. (a)(b)	18,341	342,426
Align Technology, Inc. (a)(b)	37,554	1,258,435
Analogic Corp.	6,409	506,439
Cantel Medical Corp.	11,282	339,137
CONMED Corp.	14,679	499,967
CryoLife, Inc.	12,935	77,739
Cyberonics, Inc. (a)	12,415	581,146
Greatbatch, Inc. (a)(b)	12,436	371,463
Haemonetics Corp. (a)	26,989	1,124,362
HealthStream, Inc. (a)	10,335	237,085
ICU Medical, Inc. (a)(b)	6,625	390,544
Integra LifeSciences Holdings Corp. (a)	10,217	398,565
Invacare Corp.	15,358	200,422
Meridian Bioscience, Inc. (b)	21,663	494,350
Merit Medical Systems, Inc. (a)	20,832	255,400
Natus Medical, Inc. (a)	15,616	209,879
Neogen Corp. (a)	11,737	581,803
NuVasive, Inc. (a)	22,875	487,466
Palomar Medical Technologies, Inc. (a)	9,240	124,648
SurModics, Inc. (a)	6,323	172,302
Symmetry Medical, Inc. (a)	19,184	219,657
West Pharmaceutical Services, Inc.	17,950	1,165,673

		10,553,087

HEALTH CARE PROVIDERS & SERVICES — 3.1%
Air Methods Corp. (b)	18,284	882,020
Almost Family, Inc.	4,248	86,787
Amedisys, Inc. (a)	16,270	180,922
AMN Healthcare Services, Inc. (a)	23,359	369,773
AmSurg Corp. (a)	16,664	560,577
Bio-Reference Laboratories, Inc. (a)(b)	12,753	331,323
Centene Corp. (a)	27,157	1,195,994
Chemed Corp. (b)	10,049	803,719
Corvel Corp. (a)	3,149	155,844
Cross Country Healthcare, Inc. (a)	16,102	85,502
Gentiva Health Services, Inc. (a)	14,757	159,671
Hanger, Inc. (a)	17,898	564,324
Healthways, Inc. (a)(b)	17,711	216,960
IPC The Hospitalist Co. (a)(b)	8,747	389,067
Kindred Healthcare, Inc. (a)	27,793	292,660

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Landauer, Inc.	4,995	$281,618
LHC Group, Inc. (a)	7,772	167,020
Magellan Health Services, Inc. (a)	14,105	670,975
Molina Healthcare, Inc. (a)	15,052	464,655
MWI Veterinary Supply, Inc. (a)	6,278	830,328
PharMerica Corp. (a)	15,537	217,518
The Ensign Group, Inc.	9,162	306,011

		9,213,268

HEALTH CARE TECHNOLOGY — 0.4%
Computer Programs and Systems, Inc.	5,408	292,627
Medidata Solutions, Inc. (a)	11,611	673,206
Omnicell, Inc. (a)	17,345	327,473

		1,293,306

HOTELS, RESTAURANTS & LEISURE — 3.1%
Biglari Holdings, Inc. (a)(b)	628	234,363
BJ’s Restaurants, Inc. (a)(b)	12,939	430,610
Boyd Gaming Corp. (a)(b)	29,200	241,484
Buffalo Wild Wings, Inc. (a)(b)	9,705	849,479
CEC Entertainment, Inc.	8,764	287,021
Cracker Barrel Old Country Store, Inc.	12,372	1,000,276
DineEquity, Inc.	8,418	579,074
Interval Leisure Group, Inc.	20,239	439,996
Jack in the Box, Inc. (a)	22,557	780,247
Marcus Corp.	9,766	121,977
Marriott Vacations Worldwide Corp. (a)	15,064	646,396
Monarch Casino & Resort, Inc. (a)	4,892	47,599
Multimedia Games Holding Co., Inc. (a)	14,754	307,916
Papa John’s International, Inc. (a)	8,800	544,016
Pinnacle Entertainment, Inc. (a)	30,501	445,925
Red Robin Gourmet Burgers, Inc. (a)	6,715	306,204
Ruby Tuesday, Inc. (a)(b)	30,258	223,001
Ruth’s Hospitality Group, Inc. (a)	18,685	178,255
SHFL Entertainment, Inc. (a)	29,487	488,600
Sonic Corp. (a)	27,344	352,191
Texas Roadhouse, Inc. (Class A) (b)	30,067	607,053

		9,111,683

HOUSEHOLD DURABLES — 1.7%
American Greetings Corp. (Class A) (b)	16,576	266,874
Blyth, Inc. (b)	5,918	102,736
Ethan Allen Interiors, Inc. (b)	13,615	448,206
Helen of Troy, Ltd. (a)	16,594	636,546
iRobot Corp. (a)(b)	13,680	351,029
La-Z-Boy, Inc.	27,468	518,321
M/I Homes, Inc. (a)	12,340	301,713
Meritage Homes Corp. (a)	16,205	759,366
Standard Pacific Corp. (a)(b)	58,070	501,725
The Ryland Group, Inc.	23,767	989,183
Universal Electronics, Inc. (a)	7,913	183,977

		5,059,676

HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (Class A) (a)	21,805	179,237
WD-40 Co.	7,607	416,635

		595,872

INDUSTRIAL CONGLOMERATES — 0.1%
Standex International Corp.	6,668	368,207

INSURANCE — 2.3%
AMERISAFE, Inc.	9,432	335,213
eHealth, Inc. (a)	10,597	189,474
Employers Holdings, Inc.	16,109	377,756
Horace Mann Educators Corp.	20,723	432,075
Infinity Property & Casualty Corp.	6,081	341,752
Meadowbrook Insurance Group, Inc.	24,301	171,322
National Financial Partners Corp. (a)(b)	20,855	467,778
ProAssurance Corp.	32,146	1,521,470
RLI Corp. (b)	8,850	635,872
Safety Insurance Group, Inc.	6,659	327,290
Selective Insurance Group, Inc.	28,844	692,544
Stewart Information Services Corp. (b)	10,799	275,051
The Navigators Group, Inc. (a)	5,502	323,243
Tower Group International, Ltd.	20,391	376,214
United Fire Group, Inc.	11,372	289,645

		6,756,699

INTERNET & CATALOG RETAIL — 0.2%
Blue Nile, Inc. (a)	6,573	226,440
NutriSystem, Inc. (b)	14,738	124,978
PetMed Express, Inc. (b)	10,385	139,315

		490,733

INTERNET SOFTWARE & SERVICES — 2.0%
Blucora, Inc. (a)(b)	21,273	329,306
comScore, Inc. (a)	16,971	284,773
Dealertrack Technologies, Inc. (a)	22,529	661,902
Dice Holdings, Inc. (a)(b)	25,680	260,138
Digital River, Inc. (a)	18,458	260,996
j2 Global, Inc. (b)	22,595	885,950
Liquidity Services, Inc. (a)(b)	12,835	382,611
LivePerson, Inc. (a)	26,293	357,059
LogMeIn, Inc. (a)	11,630	223,529
NIC, Inc.	30,769	589,534
OpenTable, Inc. (a)	11,900	749,462
Perficient, Inc. (a)	17,528	204,377
QuinStreet, Inc. (a)	13,469	80,410
Stamps.com, Inc. (a)	7,398	184,728
United Online, Inc. (b)	47,681	287,517
XO Group, Inc. (a)	12,972	129,720

		5,872,012

IT SERVICES — 1.9%
CACI International, Inc. (Class A) (a)	12,005	694,729
Cardtronics, Inc. (a)	23,460	644,212
CIBER, Inc. (a)	35,458	166,653
CSG Systems International, Inc. (a)	17,691	374,872
ExlService Holdings, Inc. (a)	13,678	449,733
Forrester Research, Inc.	7,639	241,774
Heartland Payment Systems, Inc. (b)	19,320	636,980
Higher One Holdings, Inc. (a)(b)	16,723	148,668
iGate Corp. (a)	16,066	302,201
MAXIMUS, Inc.	17,837	1,426,425
TeleTech Holdings, Inc. (a)	11,528	244,509
Virtusa Corp. (a)	10,575	251,262

		5,582,018

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

LEISURE EQUIPMENT & PRODUCTS — 0.9%
Arctic Cat, Inc. (a)(b)	6,915	$302,186
Brunswick Corp.	47,058	1,610,325
Callaway Golf Co. (b)	37,149	245,926
JAKKS Pacific, Inc. (b)	10,703	112,274
Sturm Ruger & Co, Inc. (b)	10,080	511,358

		2,782,069

LIFE SCIENCES TOOLS & SERVICES — 0.7%
Affymetrix, Inc. (a)(b)	36,598	172,743
Cambrex Corp. (a)	15,658	200,266
Enzo Biochem, Inc. (a)(b)	17,084	43,052
Luminex Corp. (a)	19,799	327,079
PAREXEL International Corp. (a)	30,375	1,200,116

		1,943,256

MACHINERY — 3.5%
Actuant Corp. (Class A)	38,096	1,166,500
Albany International Corp. (Class A)	15,126	437,141
Astec Industries, Inc.	10,957	382,728
Barnes Group, Inc.	24,754	716,133
Briggs & Stratton Corp. (b)	25,023	620,570
CIRCOR International, Inc.	9,160	389,300
EnPro Industries, Inc. (a)(b)	10,769	551,050
ESCO Technologies, Inc.	13,767	562,520
Federal Signal Corp. (a)	32,490	264,469
John Bean Technologies Corp.	15,058	312,453
Kaydon Corp.	16,729	427,928
Lindsay Corp. (b)	6,698	590,630
Lydall, Inc. (a)	8,855	135,924
Mueller Industries, Inc.	14,635	779,899
Tennant Co.	9,657	468,944
The Toro Co.	30,424	1,400,721
Titan International, Inc. (b)	27,978	589,776
Watts Water Technologies, Inc. (Class A)	14,679	704,445

		10,501,131

MEDIA — 0.7%
Arbitron, Inc.	13,752	644,556
Digital Generation, Inc. (a)(b)	13,171	84,689
Harte-Hanks, Inc.	22,576	175,867
Live Nation Entertainment, Inc. (a)	73,705	911,731
The E.W. Scripps Co. (Class A) (a)	15,020	180,691

		1,997,534

METALS & MINING — 1.6%
A.M. Castle & Co. (a)(b)	8,724	152,670
AK Steel Holding Corp. (b)	70,944	234,825
AMCOL International Corp. (b)	13,246	399,897
Century Aluminum Co. (a)(b)	27,125	209,948
Globe Specialty Metals, Inc. (b)	33,397	464,886
Haynes International, Inc.	6,458	357,127
Kaiser Aluminum Corp. (b)	8,806	569,308
Materion Corp.	10,653	303,610
Olympic Steel, Inc. (b)	4,714	112,665
RTI International Metals, Inc. (a)(b)	15,850	502,286
Stillwater Mining Co. (a)(b)	61,186	791,135
SunCoke Energy, Inc. (a)	36,539	596,682

		4,695,039

MULTI-UTILITIES — 0.7%
Avista Corp.	31,311	857,921
CH Energy Group, Inc.	7,833	512,200
NorthWestern Corp.	19,437	774,759

		2,144,880

MULTILINE RETAIL — 0.1%
Fred’s, Inc. (Class A)	17,788	243,340
Tuesday Morning Corp. (a)	22,317	173,180

		416,520

OIL, GAS & CONSUMABLE FUELS — 1.9%
Approach Resources, Inc. (a)(b)	17,390	427,968
Carrizo Oil & Gas, Inc. (a)(b)	19,145	493,367
Cloud Peak Energy, Inc. (a)	31,782	596,866
Comstock Resources, Inc. (a)(b)	23,534	382,428
Contango Oil & Gas Co.	6,680	267,801
Gulfport Energy Corp. (a)	35,577	1,630,494
PDC Energy, Inc. (a)	15,847	785,536
Penn Virginia Corp. (b)	28,334	114,469
PetroQuest Energy, Inc. (a)	29,328	130,216
Stone Energy Corp. (a)	25,706	559,106
Swift Energy Co. (a)(b)	22,408	331,862

		5,720,113

PAPER & FOREST PRODUCTS — 1.3%
Buckeye Technologies, Inc.	20,283	607,476
Clearwater Paper Corp. (a)	11,996	632,069
Deltic Timber Corp.	5,690	391,017
KapStone Paper and Packaging Corp.	20,232	562,450
Neenah Paper, Inc.	8,324	256,046
P.H. Glatfelter Co.	22,388	523,431
Schweitzer-Mauduit International, Inc.	16,267	630,021
Wausau Paper Corp.	24,435	263,409

		3,865,919

PERSONAL PRODUCTS — 0.4%
Inter Parfums, Inc.	8,493	207,484
Medifast, Inc. (a)(b)	7,260	166,399
Prestige Brands Holdings, Inc. (a)	26,550	682,070

		1,055,953

PHARMACEUTICALS — 1.6%
Akorn, Inc. (a)(b)	35,656	493,123
Hi-Tech Pharmacal Co., Inc. (b)	5,810	192,369
Questcor Pharmaceuticals, Inc. (b)	30,636	996,895
Salix Pharmaceuticals, Ltd. (a)	27,159	1,389,998
The Medicines Co. (a)	28,115	939,603
ViroPharma, Inc. (a)(b)	34,061	856,975

		4,868,963

PROFESSIONAL SERVICES — 1.1%
CDI Corp.	7,198	123,806
Exponent, Inc.	6,842	369,057
Heidrick & Struggles International, Inc.	8,468	126,597
Insperity, Inc.	11,563	328,042
Kelly Services, Inc. (Class A)	14,075	262,921
Korn/Ferry International (a)	25,372	453,144
Navigant Consulting, Inc. (a)	26,492	348,105
On Assignment, Inc. (a)	22,817	577,498
Resources Connection, Inc.	21,448	272,390
The Dolan Co. (a)	14,613	34,925
TrueBlue, Inc. (a)	21,044	444,870

		3,341,355

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

REAL ESTATE INVESTMENT TRUSTS — 7.5%
Acadia Realty Trust	27,970	$776,727
Cedar Realty Trust, Inc.	28,783	175,864
Colonial Properties Trust	43,374	980,686
Cousins Properties, Inc.	47,513	507,914
DiamondRock Hospitality Co.	102,035	949,946
EastGroup Properties, Inc.	15,579	906,698
EPR Properties (b)	24,441	1,272,154
Franklin Street Properties Corp.	37,690	551,028
Getty Realty Corp.	13,934	281,606
Government Properties Income Trust	28,560	734,849
Healthcare Realty Trust, Inc.	46,444	1,318,545
Inland Real Estate Corp.	40,985	413,539
Kite Realty Group Trust	38,327	258,324
LaSalle Hotel Properties	49,606	1,259,000
Lexington Realty Trust (b)	93,747	1,106,214
LTC Properties, Inc.	16,000	651,680
Medical Properties Trust, Inc. (b)	77,044	1,235,786
Mid-America Apartment Communities, Inc. (b)	22,098	1,526,088
Parkway Properties, Inc.	20,962	388,845
Pennsylvania Real Estate Investment Trust	27,541	534,020
Post Properties, Inc.	28,523	1,343,433
PS Business Parks, Inc.	9,403	742,085
Sabra Healthcare REIT, Inc.	19,378	562,156
Saul Centers, Inc.	6,620	289,559
Sovran Self Storage, Inc.	15,876	1,023,843
Tanger Factory Outlet Centers, Inc.	49,163	1,778,717
Universal Health Realty Income Trust	6,626	382,386
Urstadt Biddle Properties, Inc. (Class A)	13,410	291,802

		22,243,494

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
Forestar Group, Inc. (a)	18,202	397,896

ROAD & RAIL — 0.8%
Arkansas Best Corp. (b)	12,594	147,098
Heartland Express, Inc. (b)	24,032	320,587
Knight Transportation, Inc.	30,831	496,379
Old Dominion Freight Line, Inc. (a)	36,927	1,410,611

		2,374,675

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.4%
Advanced Energy Industries, Inc. (a)	18,409	336,885
ATMI, Inc. (a)	16,652	373,504
Brooks Automation, Inc.	34,763	353,887
Cabot Microelectronics Corp. (a)(b)	12,192	423,672
CEVA, Inc. (a)	11,807	184,189
Cirrus Logic, Inc. (a)(b)	33,643	765,378
Cohu, Inc.	11,785	110,308
Cymer, Inc. (a)	16,279	1,564,412
Diodes, Inc. (a)	18,743	393,228
DSP Group, Inc. (a)	11,604	93,644
Entropic Communications, Inc. (a)	46,250	188,238
Exar Corp. (a)	23,958	251,559
GT Advanced Technologies, Inc. (a)(b)	61,780	203,256
Hittite Microwave Corp. (a)	14,131	855,773
Kopin Corp. (a)	32,018	118,467
Kulicke & Soffa Industries, Inc. (a)	39,267	453,927
Micrel, Inc.	24,647	259,040
Microsemi Corp. (a)	47,543	1,101,571
MKS Instruments, Inc.	27,441	746,395
Monolithic Power Systems, Inc.	16,684	406,589
Nanometrics, Inc. (a)	11,033	159,206
Pericom Semiconductor Corp. (a)	11,053	75,271
Power Integrations, Inc. (b)	15,041	652,930
Rubicon Technology, Inc. (a)(b)	8,996	59,374
Rudolph Technologies, Inc. (a)	16,898	199,058
Sigma Designs, Inc. (a)	17,660	86,004
STR Holdings, Inc. (a)(b)	19,629	42,595
Supertex, Inc.	5,527	122,755
Tessera Technologies, Inc.	27,337	512,569
TriQuint Semiconductor, Inc. (a)(b)	83,926	423,826
Ultratech, Inc. (a)	14,145	559,152
Veeco Instruments, Inc. (a)(b)	20,427	782,967
Volterra Semiconductor Corp. (a)	13,033	185,069

		13,044,698

SOFTWARE — 2.9%
Blackbaud, Inc.	23,774	704,424
Bottomline Technologies, Inc. (a)	19,716	562,103
Ebix, Inc. (b)	16,737	271,474
EPIQ Systems, Inc.	16,716	234,526
Interactive Intelligence Group (a)	7,816	346,640
Manhattan Associates, Inc. (a)	10,225	759,615
MicroStrategy, Inc. (a)	4,660	471,033
Monotype Imaging Holdings, Inc.	19,489	462,864
Netscout Systems, Inc. (a)	18,727	460,122
Progress Software Corp. (a)	30,312	690,507
Quality Systems, Inc. (b)	20,800	380,224
Sourcefire, Inc. (a)	15,969	945,844
Synchronoss Technologies, Inc. (a)	14,208	440,874
Take-Two Interactive Software, Inc. (a)	47,561	768,110
Tyler Technologies, Inc. (a)	14,153	867,013
Vasco Data Security International (a)(b)	15,194	128,237
Websense, Inc. (a)	19,161	287,415

		8,781,025

SPECIALTY RETAIL — 4.4%
Big 5 Sporting Goods Corp.	8,813	137,571
Brown Shoe Co., Inc.	21,391	342,256
Christopher & Banks Corp. (a)	19,397	124,723
Coldwater Creek, Inc. (a)(b)	10,217	32,286
Genesco, Inc. (a)	12,610	757,735
Group 1 Automotive, Inc. (b)	11,164	670,621
Haverty Furniture Cos., Inc.	10,297	211,706
Hibbett Sports, Inc. (a)(b)	13,481	758,576
Hot Topic, Inc. (b)	22,121	307,039
Jos. A. Bank Clothiers, Inc. (a)(b)	14,652	584,615
Kirkland’s, Inc. (a)	7,726	88,540
Lithia Motors, Inc. (Class A)	10,963	520,523
Lumber Liquidators Holdings, Inc. (a)(b)	14,223	998,739
MarineMax, Inc. (a)	12,501	169,889
Monro Muffler Brake, Inc. (b)	15,347	609,429
OfficeMax, Inc.	45,394	527,024
Pep Boys-Manny, Moe & Jack (a)	27,685	326,406
Rue21, Inc. (a)(b)	8,197	240,910
Select Comfort Corp. (a)(b)	29,113	575,564

SPDR S&P 600 Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Sonic Automotive, Inc. (Class A)	19,106	$423,389
Stage Stores, Inc.	16,624	430,229
Stein Mart, Inc.	14,421	120,848
The Buckle, Inc. (b)	14,308	667,468
The Cato Corp. (Class A)	14,040	338,926
The Children’s Place Retail Stores, Inc. (a)	12,346	553,348
The Finish Line, Inc. (Class A) (b)	26,005	509,438
The Men’s Wearhouse, Inc.	24,998	835,433
Vitamin Shoppe, Inc. (a)(b)	15,767	770,218
Zale Corp. (a)	13,526	53,157
Zumiez, Inc. (a)(b)	11,724	268,480

		12,955,086

TEXTILES, APPAREL & LUXURY GOODS — 2.4%
Crocs, Inc. (a)	46,050	682,461
Fifth & Pacific Cos., Inc. (a)	62,624	1,182,341
Iconix Brand Group, Inc. (a)(b)	33,902	877,045
K-Swiss, Inc. (Class A) (a)	12,208	57,866
Maidenform Brands, Inc. (a)	12,374	216,916
Movado Group, Inc.	9,266	310,596
Oxford Industries, Inc. (b)	7,436	394,852
Perry Ellis International, Inc.	6,277	114,179
Quiksilver, Inc. (a)	65,572	398,022
Skechers U.S.A., Inc. (a)	20,066	424,396
Steven Madden, Ltd. (a)	21,483	926,777
True Religion Apparel, Inc.	12,644	330,135
Wolverine World Wide, Inc. (b)	26,107	1,158,367

		7,073,953

THRIFTS & MORTGAGE FINANCE — 0.9%
Bank Mutual Corp.	22,742	125,763
Brookline Bancorp, Inc.	36,742	335,822
Dime Community Bancshares	15,070	216,405
Northwest Bancshares, Inc.	48,894	620,465
Oritani Financial Corp.	20,466	317,018
Provident Financial Services, Inc.	28,347	432,859
TrustCo Bank Corp. NY (b)	49,069	273,805
ViewPoint Financial Group	18,600	374,046

		2,696,183

TOBACCO — 0.1%
Alliance One International, Inc. (a)(b)	42,609	165,749

TRADING COMPANIES & DISTRIBUTORS — 0.5%
Applied Industrial Technologies, Inc.	22,029	991,305
Kaman Corp.	13,962	495,232

		1,486,537

WATER UTILITIES — 0.2%
American States Water Co.	10,068	579,615

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
NTELOS Holdings Corp.	8,097	103,723
USA Mobility, Inc.	11,361	150,760

		254,483

TOTAL COMMON STOCKS —
(Cost $259,130,947)		297,333,462

SHORT TERM INVESTMENTS — 10.8%
MONEY MARKET FUNDS — 10.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	32,137,177	32,137,177
State Street Institutional Liquid Reserves Fund 0.13% (d)(e)	37,883	37,883

TOTAL SHORT TERM INVESTMENTS —
(Cost $32,175,060)		32,175,060

TOTAL INVESTMENTS — 110.7% (f)
(Cost $291,306,007)		329,508,522
OTHER ASSETS & LIABILITIES — (10.7)%		(31,868,134)

NET ASSETS — 100.0%		$297,640,388

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
REIT = Real Estate Investment Trust

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
AEROSPACE & DEFENSE — 0.7%
American Science & Engineering, Inc.	2,008	$122,468
Cubic Corp.	4,744	202,664
GenCorp, Inc. (a)(b)	25,855	343,872
Teledyne Technologies, Inc. (a)	9,135	716,549

		1,385,553

AIR FREIGHT & LOGISTICS — 0.5%
Forward Air Corp.	12,328	459,711
HUB Group, Inc. (Class A) (a)	12,499	480,712

		940,423

AIRLINES — 0.5%
Allegiant Travel Co. (b)	10,192	904,846

AUTO COMPONENTS — 0.7%
Dorman Products, Inc. (b)	18,175	676,292
Drew Industries, Inc.	12,571	456,453
Superior Industries International, Inc.	7,590	141,781

		1,274,526

AUTOMOBILES — 0.2%
Winnebago Industries, Inc. (a)	19,210	396,494

BEVERAGES — 0.5%
Boston Beer Co., Inc. (Class A) (a)	5,695	909,150

BIOTECHNOLOGY — 1.5%
Acorda Therapeutics, Inc. (a)	27,248	872,753
ArQule, Inc. (a)	41,269	106,887
Cubist Pharmaceuticals, Inc. (a)	25,930	1,214,043
Momenta Pharmaceuticals, Inc. (a)(b)	30,779	410,592
Spectrum Pharmaceuticals, Inc. (b)	34,642	258,429

		2,862,704

BUILDING PRODUCTS — 1.2%
A.O. Smith Corp.	13,020	957,881
AAON, Inc.	5,743	158,449
Apogee Enterprises, Inc.	10,484	303,512
NCI Building Systems, Inc. (a)	6,627	115,111
Quanex Building Products Corp.	24,725	398,073
Simpson Manufacturing Co., Inc.	12,680	388,135

		2,321,161

CAPITAL MARKETS — 1.4%
Financial Engines, Inc. (b)	14,640	530,261
HFF, Inc. (Class A)	21,861	435,689
Piper Jaffray Co., Inc. (a)	6,644	227,889
Prospect Capital Corp.	75,801	826,989
Virtus Investment Partners, Inc. (a)	3,917	729,659

		2,750,487

CHEMICALS — 2.9%
American Vanguard Corp.	15,989	488,304
Balchem Corp.	10,112	444,321
Calgon Carbon Corp. (a)(b)	14,224	257,455
H.B. Fuller Co.	33,446	1,307,070
Hawkins, Inc. (b)	2,541	101,513
Koppers Holdings, Inc.	5,543	243,781
LSB Industries, Inc. (a)	4,676	162,631
PolyOne Corp.	66,631	1,626,463
Quaker Chemical Corp.	8,713	514,241
Tredegar Corp.	10,068	296,402

		5,442,181

COMMERCIAL BANKS — 6.8%
Bank of the Ozarks, Inc. (b)	20,008	887,355
BBCN Bancorp, Inc.	53,055	692,898
Boston Private Financial Holdings, Inc.	52,777	521,437
City Holding Co. (b)	3,941	156,812
Columbia Banking System, Inc.	17,907	393,596
CVB Financial Corp.	21,269	239,702
F.N.B. Corp. (b)	93,901	1,136,202
First Commonwealth Financial Corp.	68,670	512,278
First Financial Bankshares, Inc. (b)	11,026	535,864
First Midwest Bancorp, Inc.	22,844	303,368
Glacier Bancorp, Inc.	18,585	352,743
Home Bancshares, Inc.	15,357	578,498
Independent Bank Corp.-Massachusetts (b)	6,539	213,106
MB Financial, Inc.	20,568	497,129
National Penn Bancshares, Inc.	78,834	842,736
PacWest Bancorp	21,528	626,680
Pinnacle Financial Partners, Inc. (a)	21,817	509,645
PrivateBancorp, Inc.	39,766	751,975
Susquehanna Bancshares, Inc.	67,222	835,570
Texas Capital Bancshares, Inc. (a)	27,333	1,105,620
UMB Financial Corp. (b)	9,462	464,300
Wilshire Bancorp, Inc. (a)	42,254	286,482
Wintrust Financial Corp. (b)	11,629	430,738

		12,874,734

COMMERCIAL SERVICES & SUPPLIES — 2.0%
Healthcare Services Group, Inc.	45,535	1,167,062
Interface, Inc.	24,405	469,064
The Geo Group, Inc.	47,985	1,805,196
UniFirst Corp.	3,920	354,760

		3,796,082

COMMUNICATIONS EQUIPMENT — 2.0%
Arris Group, Inc. (a)	76,839	1,319,326
Ixia (a)	35,923	777,374
Netgear, Inc. (a)(b)	25,772	863,620
Oplink Communications, Inc. (a)	5,004	82,065
PC-Tel, Inc.	5,096	36,181
Procera Networks, Inc. (a)(b)	13,388	159,183
Symmetricom, Inc. (a)	14,663	66,570
ViaSat, Inc. (a)(b)	10,236	495,832

		3,800,151

COMPUTERS & PERIPHERALS — 1.6%
3D Systems Corp. (a)(b)	53,113	1,712,363
Electronics for Imaging, Inc. (a)	30,766	780,226
Intermec, Inc. (a)	20,859	205,044
Synaptics, Inc. (a)(b)	7,617	309,936

		3,007,569

CONSTRUCTION & ENGINEERING — 0.1%
Aegion Corp. (a)(b)	12,253	283,657

CONSTRUCTION MATERIALS — 1.8%
Eagle Materials, Inc.	31,274	2,083,787
Headwaters, Inc. (a)	47,579	518,611
Texas Industries, Inc. (a)(b)	13,920	878,491

		3,480,889

CONSUMER FINANCE — 1.7%
Encore Capital Group, Inc. (a)	14,439	434,614
First Cash Financial Services, Inc. (a)	18,023	1,051,462

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Portfolio Recovery Associates, Inc. (a)	11,367	$1,442,700
World Acceptance Corp. (a)(b)	4,605	395,431

		3,324,207

CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	9,773	136,431

DISTRIBUTORS — 0.8%
Pool Corp.	31,087	1,492,176

DIVERSIFIED CONSUMER SERVICES — 1.0%
American Public Education, Inc. (a)(b)	12,069	421,088
Coinstar, Inc. (a)(b)	18,859	1,101,743
Hillenbrand, Inc.	18,880	477,286

		2,000,117

DIVERSIFIED FINANCIAL SERVICES — 0.5%
MarketAxess Holdings, Inc.	25,114	936,752

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Atlantic Tele-Network, Inc.	2,898	140,582
Cincinnati Bell, Inc. (a)(b)	133,095	433,890
General Communication, Inc. (Class A) (a)	12,955	118,797
Lumos Networks Corp. (b)	4,574	61,658

		754,927

ELECTRICAL EQUIPMENT — 2.3%
AZZ, Inc.	17,192	828,655
Belden, Inc.	16,468	850,572
Brady Corp. (Class A)	12,461	417,817
Encore Wire Corp.	7,061	247,276
EnerSys (a)	18,504	843,412
Franklin Electric Co., Inc.	26,144	877,654
II-VI, Inc. (a)	23,269	396,504

		4,461,890

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 3.9%
Agilysys, Inc. (a)	3,953	39,293
Badger Meter, Inc. (b)	9,667	517,378
Cognex Corp.	26,914	1,134,425
Coherent, Inc.	9,766	554,123
Daktronics, Inc.	9,463	99,362
DTS, Inc. (a)	4,570	75,999
Electro Scientific Industries, Inc.	8,007	88,477
FARO Technologies, Inc. (a)	6,245	270,971
FEI Co.	25,758	1,662,679
Littelfuse, Inc.	14,650	994,002
Measurement Specialties, Inc. (a)	10,352	411,699
MTS Systems Corp.	7,033	408,969
OSI Systems, Inc. (a)	8,079	503,241
Rofin-Sinar Technologies, Inc. (a)	8,258	223,709
Rogers Corp. (a)	6,928	329,911
TTM Technologies, Inc. (a)	13,725	104,310

		7,418,548

ENERGY EQUIPMENT & SERVICES — 1.6%
C&J Energy Services, Inc. (a)(b)	22,335	511,472
Exterran Holdings, Inc. (a)(b)	20,564	555,228
Geospace Technologies Corp. (a)	8,563	924,119
ION Geophysical Corp. (a)(b)	36,849	250,942
Lufkin Industries, Inc. (b)	11,832	785,526

		3,027,287

FOOD PRODUCTS — 2.5%
B&G Foods, Inc.	22,133	674,835
Cal-Maine Foods, Inc.	5,095	216,843
Calavo Growers, Inc. (b)	3,547	102,083
Darling International, Inc. (a)	78,953	1,417,996
Hain Celestial Group, Inc. (a)(b)	31,152	1,902,764
J&J Snack Foods Corp.	5,571	428,354

		4,742,875

HEALTH CARE EQUIPMENT & SUPPLIES — 5.2%
Abaxis, Inc. (b)	13,875	656,565
ABIOMED, Inc. (a)(b)	14,570	272,022
Align Technology, Inc. (a)(b)	48,498	1,625,168
Analogic Corp.	8,270	653,495
Cantel Medical Corp.	14,417	433,375
CryoLife, Inc.	6,238	37,490
Cyberonics, Inc. (a)	15,927	745,543
Greatbatch, Inc. (a)	16,004	478,039
Haemonetics Corp. (a)	34,678	1,444,686
HealthStream, Inc. (a)	13,365	306,593
ICU Medical, Inc. (a)(b)	8,584	506,027
Integra LifeSciences Holdings Corp. (a)	6,783	264,605
Meridian Bioscience, Inc. (b)	15,169	346,157
Merit Medical Systems, Inc. (a)	9,637	118,150
Natus Medical, Inc. (a)	12,373	166,293
Neogen Corp. (a)(b)	15,016	744,343
Palomar Medical Technologies, Inc. (a)	4,887	65,926
SurModics, Inc. (a)	4,417	120,363
West Pharmaceutical Services, Inc.	14,963	971,697

		9,956,537

HEALTH CARE PROVIDERS & SERVICES — 2.7%
Air Methods Corp. (b)	23,465	1,131,952
AMN Healthcare Services, Inc. (a)	17,745	280,903
Bio-Reference Laboratories, Inc. (a)(b)	16,453	427,449
Chemed Corp. (b)	7,894	631,362
Corvel Corp. (a)	1,952	96,605
Hanger, Inc. (a)	22,858	720,713
Healthways, Inc. (a)	12,684	155,379
IPC The Hospitalist Co. (a)(b)	5,378	239,213
Landauer, Inc.	6,360	358,577
MWI Veterinary Supply, Inc. (a)(b)	8,050	1,064,693

		5,106,846

HEALTH CARE TECHNOLOGY — 0.7%
Computer Programs and Systems, Inc.	4,475	242,142
Medidata Solutions, Inc. (a)	14,975	868,251
Omnicell, Inc. (a)	13,781	260,185

		1,370,578

HOTELS, RESTAURANTS & LEISURE — 3.0%
BJ’s Restaurants, Inc. (a)(b)	7,878	262,180
Buffalo Wild Wings, Inc. (a)(b)	12,544	1,097,976
DineEquity, Inc.	4,333	298,067
Interval Leisure Group, Inc.	25,881	562,653
Jack in the Box, Inc. (a)	11,008	380,767
Marriott Vacations Worldwide Corp. (a)	10,495	450,340
Multimedia Games Holding Co., Inc. (a)	19,201	400,725
Papa John’s International, Inc. (a)	11,298	698,442

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Ruth’s Hospitality Group, Inc. (a)	24,490	$233,634
SHFL Entertainment, Inc. (a)	37,424	620,116
Sonic Corp. (a)	17,910	230,681
Texas Roadhouse, Inc. (Class A) (b)	20,656	417,045

		5,652,626

HOUSEHOLD DURABLES — 2.6%
Ethan Allen Interiors, Inc. (b)	17,350	571,162
Helen of Troy, Ltd. (a)	11,003	422,075
iRobot Corp. (a)(b)	17,655	453,027
La-Z-Boy, Inc.	20,975	395,798
M/I Homes, Inc. (a)	15,937	389,660
Meritage Homes Corp. (a)	20,975	982,889
Standard Pacific Corp. (a)(b)	49,222	425,278
The Ryland Group, Inc.	30,326	1,262,168

		4,902,057

HOUSEHOLD PRODUCTS — 0.2%
WD-40 Co.	5,556	304,302

INDUSTRIAL CONGLOMERATES — 0.2%
Standex International Corp.	8,519	470,419

INSURANCE — 0.2%
eHealth, Inc. (a)	13,755	245,939
Employers Holdings, Inc.	8,008	187,788

		433,727

INTERNET & CATALOG RETAIL — 0.1%
Blue Nile, Inc. (a)	4,847	166,979
PetMed Express, Inc. (b)	5,720	76,734

		243,713

INTERNET SOFTWARE & SERVICES — 3.1%
Blucora, Inc. (a)(b)	27,600	427,248
comScore, Inc. (a)	9,992	167,666
Dealertrack Technologies, Inc. (a)	28,985	851,579
Dice Holdings, Inc. (a)(b)	32,577	330,005
j2 Global, Inc. (b)	16,601	650,925
Liquidity Services, Inc. (a)(b)	16,712	498,185
LivePerson, Inc. (a)(b)	33,927	460,728
LogMeIn, Inc. (a)(b)	5,103	98,080
NIC, Inc.	39,273	752,471
OpenTable, Inc. (a)	15,266	961,453
Perficient, Inc. (a)	22,529	262,688
Stamps.com, Inc. (a)	9,693	242,034
XO Group, Inc. (a)	16,016	160,160

		5,863,222

IT SERVICES — 2.3%
Cardtronics, Inc. (a)	16,282	447,104
CSG Systems International, Inc. (a)	12,973	274,898
ExlService Holdings, Inc. (a)	17,411	572,474
Forrester Research, Inc.	3,940	124,701
Heartland Payment Systems, Inc. (b)	15,576	513,541
Higher One Holdings, Inc. (a)(b)	7,870	69,964
iGate Corp. (a)	20,671	388,821
MAXIMUS, Inc.	22,905	1,831,713
Virtusa Corp. (a)	7,378	175,301

		4,398,517

LEISURE EQUIPMENT & PRODUCTS — 1.7%
Arctic Cat, Inc. (a)(b)	8,732	381,588
Brunswick Corp. (b)	60,541	2,071,713
Callaway Golf Co. (b)	19,447	128,739
Sturm Ruger & Co, Inc. (b)	12,887	653,758

		3,235,798

LIFE SCIENCES TOOLS & SERVICES — 1.2%
Cambrex Corp. (a)	20,548	262,809
Enzo Biochem, Inc. (a)(b)	11,207	28,242
Luminex Corp. (a)	25,314	418,187
PAREXEL International Corp. (a)	38,907	1,537,215

		2,246,453

MACHINERY — 3.1%
Actuant Corp. (Class A)	33,241	1,017,839
EnPro Industries, Inc. (a)(b)	7,475	382,496
ESCO Technologies, Inc.	8,514	347,882
Kaydon Corp.	8,013	204,973
Lindsay Corp. (b)	8,662	763,815
Lydall, Inc. (a)	11,126	170,784
Mueller Industries, Inc.	11,843	631,113
Tennant Co.	5,021	243,820
The Toro Co.	39,099	1,800,118
Titan International, Inc. (b)	19,346	407,814

		5,970,654

MEDIA — 0.2%
Arbitron, Inc.	8,733	409,315
Digital Generation, Inc. (a)(b)	8,318	53,485

		462,800

METALS & MINING — 1.2%
AK Steel Holding Corp. (b)	35,562	117,710
AMCOL International Corp. (b)	5,953	179,721
Globe Specialty Metals, Inc. (b)	43,345	603,363
Stillwater Mining Co. (a)(b)	47,655	616,179
SunCoke Energy, Inc. (a)	46,752	763,460

		2,280,433

MULTI-UTILITIES — 0.2%
CH Energy Group, Inc.	4,361	285,166

MULTILINE RETAIL — 0.1%
Tuesday Morning Corp. (a)	28,964	224,761

OIL, GAS & CONSUMABLE FUELS — 1.8%
Approach Resources, Inc. (a)(b)	12,119	298,249
Carrizo Oil & Gas, Inc. (a)(b)	13,602	350,523
Comstock Resources, Inc. (a)(b)	11,749	190,921
Gulfport Energy Corp. (a)	45,710	2,094,889
PDC Energy, Inc. (a)	7,773	385,308
PetroQuest Energy, Inc. (a)	20,277	90,030

		3,409,920

PAPER & FOREST PRODUCTS — 0.5%
Deltic Timber Corp.	7,336	504,130
Neenah Paper, Inc.	6,030	185,483
Schweitzer-Mauduit International, Inc.	8,374	324,325

		1,013,938

PERSONAL PRODUCTS — 0.7%
Inter Parfums, Inc.	11,004	268,828
Medifast, Inc. (a)(b)	9,417	215,837
Prestige Brands Holdings, Inc. (a)	34,265	880,268

		1,364,933

PHARMACEUTICALS — 3.1%
Akorn, Inc. (a)(b)	46,091	637,438
Questcor Pharmaceuticals, Inc. (b)	39,244	1,277,000

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Salix Pharmaceuticals, Ltd. (a)	34,837	$1,782,958
The Medicines Co. (a)	36,260	1,211,809
ViroPharma, Inc. (a)(b)	43,633	1,097,806

		6,007,011

PROFESSIONAL SERVICES — 0.6%
Exponent, Inc. (b)	5,042	271,965
On Assignment, Inc. (a)	28,992	733,788
Resources Connection, Inc.	16,013	203,365

		1,209,118

REAL ESTATE INVESTMENT TRUSTS — 6.9%
Acadia Realty Trust	20,470	568,452
Cedar Realty Trust, Inc.	15,702	95,939
Colonial Properties Trust	22,114	499,998
Cousins Properties, Inc.	31,980	341,866
EastGroup Properties, Inc.	11,011	640,840
Getty Realty Corp.	7,381	149,170
Government Properties Income Trust	13,911	357,930
Healthcare Realty Trust, Inc.	31,962	907,401
Inland Real Estate Corp.	25,957	261,906
Lexington Realty Trust (b)	50,598	597,057
LTC Properties, Inc.	10,095	411,169
Medical Properties Trust, Inc. (b)	45,362	727,607
Mid-America Apartment Communities, Inc. (b)	14,019	968,152
Parkway Properties, Inc.	11,043	204,848
Pennsylvania Real Estate Investment Trust	21,191	410,894
Post Properties, Inc.	36,513	1,719,762
PS Business Parks, Inc.	6,687	527,738
Sabra Healthcare REIT, Inc. (b)	24,723	717,214
Saul Centers, Inc.	5,026	219,837
Sovran Self Storage, Inc.	12,858	829,213
Tanger Factory Outlet Centers, Inc.	35,207	1,273,789
Universal Health Realty Income Trust	8,527	492,093
Urstadt Biddle Properties, Inc. (Class A)	7,808	169,902

		13,092,777

ROAD & RAIL — 1.2%
Heartland Express, Inc. (b)	14,876	198,446
Knight Transportation, Inc.	19,972	321,549
Old Dominion Freight Line, Inc. (a)	47,331	1,808,044

		2,328,039

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 6.3%
Advanced Energy Industries, Inc. (a)	23,782	435,211
ATMI, Inc. (a)	10,957	245,765
Cabot Microelectronics Corp. (a)	7,926	275,428
CEVA, Inc. (a)	5,719	89,216
Cirrus Logic, Inc. (a)(b)	43,082	980,115
Cymer, Inc. (a)	21,051	2,023,001
Diodes, Inc. (a)	14,652	307,399
Entropic Communications, Inc. (a)	60,743	247,224
Exar Corp. (a)	31,156	327,138
Hittite Microwave Corp. (a)	18,212	1,102,919
Kopin Corp. (a)	14,470	53,539
Kulicke & Soffa Industries, Inc. (a)	51,093	590,635
Micrel, Inc.	14,438	151,743
Microsemi Corp. (a)	61,168	1,417,263
MKS Instruments, Inc.	17,276	469,907
Monolithic Power Systems, Inc.	21,129	514,914
Nanometrics, Inc. (a)(b)	14,639	211,241
Power Integrations, Inc. (b)	9,722	422,032
Rudolph Technologies, Inc. (a)	22,010	259,278
Sigma Designs, Inc. (a)	8,318	40,509
Ultratech, Inc. (a)	18,312	723,873
Veeco Instruments, Inc. (a)(b)	26,163	1,002,828
Volterra Semiconductor Corp. (a)	10,658	151,344

		12,042,522

SOFTWARE — 4.2%
Blackbaud, Inc.	14,993	444,242
Bottomline Technologies, Inc. (a)	14,431	411,428
Ebix, Inc. (b)	10,221	165,785
Interactive Intelligence Group (a)	9,966	441,992
Manhattan Associates, Inc. (a)	13,167	978,176
MicroStrategy, Inc. (a)	3,297	333,261
Monotype Imaging Holdings, Inc.	15,143	359,646
Netscout Systems, Inc. (a)	23,851	586,019
Progress Software Corp. (a)	15,838	360,790
Quality Systems, Inc. (b)	12,715	232,430
Sourcefire, Inc. (a)	20,361	1,205,982
Synchronoss Technologies, Inc. (a)	9,090	282,063
Take-Two Interactive Software, Inc. (a)(b)	32,505	524,956
Tyler Technologies, Inc. (a)	18,179	1,113,645
Vasco Data Security International (a)(b)	18,827	158,900
Websense, Inc. (a)	24,702	370,530

		7,969,845

SPECIALTY RETAIL — 3.5%
Brown Shoe Co., Inc.	13,080	209,280
Christopher & Banks Corp. (a)	13,519	86,927
Coldwater Creek, Inc. (a)(b)	7,277	22,995
Haverty Furniture Cos., Inc.	5,512	113,327
Hibbett Sports, Inc. (a)(b)	17,308	973,921
Hot Topic, Inc. (b)	10,503	145,782
Lithia Motors, Inc. (Class A)	7,268	345,085
Lumber Liquidators Holdings, Inc. (a)(b)	18,249	1,281,445
Monro Muffler Brake, Inc. (b)	8,365	332,174
Rue21, Inc. (a)(b)	10,610	311,828
Select Comfort Corp. (a)	37,210	735,642
Stage Stores, Inc.	13,396	346,688
The Buckle, Inc. (b)	11,385	531,110
Vitamin Shoppe, Inc. (a)(b)	20,269	990,141
Zale Corp. (a)	8,215	32,285
Zumiez, Inc. (a)(b)	9,784	224,053

		6,682,683

TEXTILES, APPAREL & LUXURY GOODS — 2.5%
Crocs, Inc. (a)	36,477	540,589
Fifth & Pacific Cos., Inc. (a)	38,040	718,195
Iconix Brand Group, Inc. (a)(b)	20,726	536,182
Movado Group, Inc.	11,844	397,011
Oxford Industries, Inc. (b)	9,657	512,787
Steven Madden, Ltd. (a)	27,702	1,195,064
Wolverine World Wide, Inc. (b)	18,548	822,975

		4,722,803

THRIFTS & MORTGAGE FINANCE — 0.7%
Brookline Bancorp, Inc.	29,070	265,700

SPDR S&P 600 Small Cap Growth ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Dime Community Bancshares	10,505	$150,852
Oritani Financial Corp.	26,370	408,471
ViewPoint Financial Group	23,795	478,517

		1,303,540

TRADING COMPANIES & DISTRIBUTORS — 0.5%
Applied Industrial Technologies, Inc.	13,721	617,445
Kaman Corp.	6,852	243,040

		860,485

WATER UTILITIES — 0.2%
American States Water Co.	7,267	418,361

TOTAL COMMON STOCKS —
(Cost $154,675,476)		190,560,401

SHORT TERM INVESTMENTS — 13.0%
MONEY MARKET FUNDS — 13.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	24,564,368	24,564,368
State Street Institutional Liquid Reserves Fund 0.13% (d)(e)	164,113	164,113

TOTAL SHORT TERM INVESTMENTS —
(Cost $24,728,481)		24,728,481

TOTAL INVESTMENTS — 112.9% (f)
(Cost $179,403,957)		215,288,882
OTHER ASSETS & LIABILITIES — (12.9)%		(24,556,325)

NET ASSETS — 100.0%		$190,732,557

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
REIT = Real Estate Investment Trust

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 3.3%
AAR Corp.	22,402	$411,973
Aerovironment, Inc. (a)(b)	10,666	193,374
American Science & Engineering, Inc.	2,936	179,067
Cubic Corp.	4,902	209,413
Curtiss-Wright Corp.	26,022	902,963
Engility Holdings, Inc. (a)(b)	9,220	221,096
GenCorp, Inc. (a)(b)	12,450	165,585
Moog, Inc. (Class A) (a)	25,459	1,166,786
National Presto Industries, Inc.	2,722	219,121
Orbital Sciences Corp. (a)	33,620	561,118
Teledyne Technologies, Inc. (a)	13,066	1,024,897

		5,255,393

AIR FREIGHT & LOGISTICS — 0.8%
Atlas Air Worldwide Holdings, Inc. (a)	14,902	607,406
Forward Air Corp.	6,210	231,571
HUB Group, Inc. (Class A) (a)	9,533	366,639

		1,205,616

AIRLINES — 0.3%
SkyWest, Inc.	28,679	460,298

AUTO COMPONENTS — 0.3%
Spartan Motors, Inc.	17,437	92,591
Standard Motor Products, Inc.	10,913	302,508
Superior Industries International, Inc.	6,447	120,430

		515,529

BIOTECHNOLOGY — 0.5%
Cubist Pharmaceuticals, Inc. (a)	14,578	682,542
Emergent Biosolutions, Inc. (a)	14,151	197,831

		880,373

BUILDING PRODUCTS — 1.7%
A.O. Smith Corp.	10,849	798,161
AAON, Inc.	5,554	153,235
Apogee Enterprises, Inc.	7,253	209,974
Gibraltar Industries, Inc. (a)	16,110	294,007
Griffon Corp.	25,755	307,000
NCI Building Systems, Inc. (a)	4,853	84,297
Simpson Manufacturing Co., Inc. (b)	11,878	363,586
Universal Forest Products, Inc.	11,126	442,926

		2,653,186

CAPITAL MARKETS — 1.7%
Calamos Asset Management, Inc. (Class A)	11,250	132,412
Financial Engines, Inc. (b)	10,992	398,130
Investment Technology Group, Inc. (a)	21,126	233,231
Piper Jaffray Co., Inc. (a)	3,632	124,578
Prospect Capital Corp.	47,715	520,571
Stifel Financial Corp. (a)	32,864	1,139,395
SWS Group, Inc. (a)	15,787	95,511

		2,643,828

CHEMICALS — 2.7%
A. Schulman, Inc.	16,510	521,056
Balchem Corp.	8,057	354,024
Calgon Carbon Corp. (a)(b)	17,906	324,099
Hawkins, Inc. (b)	2,943	117,573
Innophos Holdings, Inc.	12,190	665,086
Koppers Holdings, Inc.	6,981	307,024
Kraton Performance Polymers, Inc. (a)	18,052	422,417
LSB Industries, Inc. (a)	6,505	226,244
OM Group, Inc. (a)	18,305	429,801
Stepan Co.	9,879	623,365
Tredegar Corp.	5,195	152,941
Zep, Inc.	12,774	191,738

		4,335,368

COMMERCIAL BANKS — 6.4%
Banner Corp.	9,786	311,488
City Holding Co. (b)	5,534	220,198
Columbia Banking System, Inc.	14,423	317,018
Community Bank System, Inc. (b)	22,281	660,186
CVB Financial Corp.	31,955	360,133
First BanCorp- Puerto Rico (a)(b)	39,162	243,979
First Financial Bancorp	32,214	517,035
First Financial Bankshares, Inc. (b)	7,530	365,958
First Midwest Bancorp, Inc.	22,973	305,081
Glacier Bancorp, Inc. (b)	24,694	468,692
Hanmi Financial Corp. (a)	17,548	280,768
Independent Bank Corp.-Massachusetts (b)	7,357	239,765
MB Financial, Inc.	13,497	326,222
NBT Bancorp, Inc. (b)	24,604	544,979
Old National Bancorp	56,451	776,201
S&T Bancorp, Inc. (b)	16,625	308,227
Simmons First National Corp. (b)	9,307	235,653
Sterling Bancorp	17,289	175,656
Susquehanna Bancshares, Inc.	48,357	601,077
Tompkins Financial Corp.	6,410	271,015
UMB Financial Corp. (b)	10,367	508,709
Umpqua Holdings Corp.	62,349	826,748
United Bankshares, Inc. (b)	25,613	681,562
United Community Banks, Inc. (a)	25,861	293,264
Wintrust Financial Corp. (b)	10,964	406,107

		10,245,721

COMMERCIAL SERVICES & SUPPLIES — 3.3%
ABM Industries, Inc.	28,246	628,191
Consolidated Graphics, Inc. (a)	4,572	178,765
G & K Services, Inc. (Class A)	10,739	488,732
Interface, Inc.	11,835	227,469
Mobile Mini, Inc. (a)(b)	21,239	625,064
Sykes Enterprises, Inc. (a)	21,900	349,524
Tetra Tech, Inc. (a)(b)	36,005	1,097,792
UniFirst Corp.	5,157	466,709
United Stationers, Inc. (b)	22,622	874,340
Viad Corp.	11,524	318,754

		5,255,340

COMMUNICATIONS EQUIPMENT — 1.2%
Bel Fuse, Inc. (Class B)	5,934	92,630
Black Box Corp.	9,249	201,721
Comtech Telecommunications Corp.	9,874	239,741
Digi International, Inc. (a)	15,096	134,807
Harmonic, Inc. (a)	64,596	374,011
Oplink Communications, Inc. (a)	6,413	105,173
PC-Tel, Inc. (b)	5,366	38,098
Symmetricom, Inc. (a)	10,283	46,685
ViaSat, Inc. (a)(b)	14,038	680,001

		1,912,867

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMPUTERS & PERIPHERALS — 0.6%
Avid Technology, Inc. (a)	17,427	$109,267
Intermec, Inc. (a)	14,412	141,670
Intevac, Inc. (a)(b)	12,879	60,789
Super Micro Computer, Inc. (a)	14,626	165,127
Synaptics, Inc. (a)(b)	11,443	465,616

		942,469

CONSTRUCTION & ENGINEERING — 1.7%
Aegion Corp. (a)(b)	11,834	273,957
Comfort Systems USA, Inc.	21,089	297,144
Dycom Industries, Inc. (a)	18,228	358,909
EMCOR Group, Inc.	37,416	1,586,064
Orion Marine Group, Inc. (a)	15,207	151,158

		2,667,232

CONSUMER FINANCE — 1.0%
Cash America International, Inc. (b)	16,114	845,502
Ezcorp, Inc. (Class A) (a)	26,867	572,267
World Acceptance Corp. (a)(b)	2,951	253,402

		1,671,171

CONTAINERS & PACKAGING — 0.1%
Myers Industries, Inc.	8,991	125,514

DISTRIBUTORS — 0.1%
VOXX International Corp. (a)	10,938	117,146

DIVERSIFIED CONSUMER SERVICES — 0.7%
Capella Education Co. (a)(b)	6,412	199,670
Career Education Corp. (a)	29,418	69,721
Corinthian Colleges, Inc. (a)(b)	43,561	91,478
Hillenbrand, Inc.	19,487	492,631
ITT Educational Services, Inc. (a)(b)	8,712	120,051
Lincoln Educational Services Corp. (b)	12,578	73,707
Universal Technical Institute, Inc.	12,061	152,331

		1,199,589

DIVERSIFIED FINANCIAL SERVICES — 0.2%
Interactive Brokers Group, Inc. (Class A)	22,795	339,873

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
Atlantic Tele-Network, Inc.	2,725	132,190
Cbeyond, Inc. (a)	16,892	125,507
General Communication, Inc. (Class A) (a)	7,073	64,859
Lumos Networks Corp. (b)	4,422	59,609

		382,165

ELECTRIC UTILITIES — 2.5%
ALLETE, Inc.	19,646	963,047
El Paso Electric Co.	22,574	759,615
UIL Holdings Corp. (b)	28,488	1,127,840
UNS Energy Corp. (b)	23,173	1,134,087

		3,984,589

ELECTRICAL EQUIPMENT — 1.4%
Belden, Inc.	11,126	574,658
Brady Corp. (Class A)	15,570	522,062
Encore Wire Corp.	4,551	159,376
EnerSys (a)	11,160	508,673
II-VI, Inc. (a)	11,213	191,070
Powell Industries, Inc. (a)	5,079	267,003
Vicor Corp. (a)	10,983	54,585

		2,277,427

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.3%
Agilysys, Inc. (a)	4,507	44,800
Anixter International, Inc.	15,023	1,050,408
Benchmark Electronics, Inc. (a)	30,699	553,196
Checkpoint Systems, Inc. (a)	22,675	296,135
Coherent, Inc.	5,228	296,637
CTS Corp.	19,143	199,853
Daktronics, Inc.	12,697	133,319
DTS, Inc. (a)	6,537	108,710
Electro Scientific Industries, Inc.	7,147	78,974
FARO Technologies, Inc. (a)	4,140	179,635
Insight Enterprises, Inc. (a)	24,986	515,211
Mercury Computer Systems, Inc. (a)(b)	17,944	132,247
Methode Electronics, Inc. (Class A)	19,661	253,234
MTS Systems Corp.	2,937	170,787
Newport Corp. (a)	21,413	362,308
OSI Systems, Inc. (a)	3,809	237,263
Park Electrochemical Corp.	10,835	274,559
Plexus Corp. (a)	19,306	469,329
RadiSys Corp. (a)	12,719	62,577
Rofin-Sinar Technologies, Inc. (a)	8,982	243,322
Rogers Corp. (a)	3,559	169,480
Scansource, Inc. (a)	15,560	439,103
SYNNEX Corp. (a)(b)	14,922	552,114
TTM Technologies, Inc. (a)	17,549	133,372

		6,956,573

ENERGY EQUIPMENT & SERVICES — 3.8%
Basic Energy Services, Inc. (a)(b)	15,217	208,016
Bristow Group, Inc.	20,240	1,334,625
C&J Energy Services, Inc. (a)(b)	5,886	134,789
Era Group, Inc. (a)	11,101	233,121
Exterran Holdings, Inc. (a)(b)	19,077	515,079
Gulf Island Fabrication, Inc.	8,003	168,543
Hornbeck Offshore Services, Inc. (a)(b)	17,943	833,632
ION Geophysical Corp. (a)(b)	36,858	251,003
Lufkin Industries, Inc. (b)	9,035	599,834
Matrix Service Co. (a)	14,414	214,769
Pioneer Energy Services Corp. (a)	34,557	285,095
SEACOR Holdings, Inc.	10,573	779,019
Tetra Technologies, Inc. (a)	44,184	453,328

		6,010,853

FOOD & STAPLES RETAILING — 1.3%
Casey’s General Stores, Inc. (b)	21,443	1,250,127
Nash Finch Co.	6,773	132,615
Spartan Stores, Inc.	12,194	214,005
The Andersons, Inc.	9,691	518,662

		2,115,409

FOOD PRODUCTS — 2.4%
B&G Foods, Inc.	11,194	341,305
Cal-Maine Foods, Inc.	3,420	145,555
Calavo Growers, Inc. (b)	4,022	115,753
Diamond Foods, Inc. (a)(b)	12,277	206,990
J&J Snack Foods Corp.	3,803	292,413
Sanderson Farms, Inc.	11,210	612,290

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Seneca Foods Corp. (a)	4,325	$142,812
Snyders-Lance, Inc.	27,104	684,647
TreeHouse Foods, Inc. (a)	20,146	1,312,512

		3,854,277

GAS UTILITIES — 3.6%
New Jersey Resources Corp. (b)	23,319	1,045,857
Northwest Natural Gas Co.	15,019	658,133
Piedmont Natural Gas Co., Inc.	42,474	1,396,545
South Jersey Industries, Inc.	17,536	974,826
Southwest Gas Corp.	25,957	1,231,919
The Laclede Group, Inc. (b)	11,750	501,725

		5,809,005

HEALTH CARE EQUIPMENT & SUPPLIES — 1.9%
ABIOMED, Inc. (a)(b)	7,395	138,065
CONMED Corp.	15,601	531,370
CryoLife, Inc.	8,618	51,794
Integra LifeSciences Holdings Corp. (a)	5,339	208,274
Invacare Corp.	16,180	211,149
Meridian Bioscience, Inc. (b)	10,638	242,759
Merit Medical Systems, Inc. (a)	13,990	171,517
Natus Medical, Inc. (a)	6,214	83,516
NuVasive, Inc. (a)	24,694	526,229
Palomar Medical Technologies, Inc. (a)	5,754	77,622
SurModics, Inc. (a)	2,989	81,450
Symmetry Medical, Inc. (a)	20,912	239,443
West Pharmaceutical Services, Inc.	6,703	435,293

		2,998,481

HEALTH CARE PROVIDERS & SERVICES — 3.5%
Almost Family, Inc. (b)	4,568	93,324
Amedisys, Inc. (a)	17,654	196,312
AMN Healthcare Services, Inc. (a)	10,394	164,537
AmSurg Corp. (a)	17,851	600,508
Centene Corp. (a)	29,069	1,280,199
Chemed Corp. (b)	4,240	339,115
Corvel Corp. (a)	1,740	86,113
Cross Country Healthcare, Inc. (a)	17,948	95,304
Gentiva Health Services, Inc. (a)	15,937	172,438
Healthways, Inc. (a)(b)	8,132	99,617
IPC The Hospitalist Co. (a)(b)	4,787	212,926
Kindred Healthcare, Inc. (a)	30,245	318,480
LHC Group, Inc. (a)	8,203	176,282
Magellan Health Services, Inc. (a)	15,039	715,405
Molina Healthcare, Inc. (a)	16,134	498,057
PharMerica Corp. (a)	16,449	230,286
The Ensign Group, Inc.	9,800	327,320

		5,606,223

HEALTH CARE TECHNOLOGY — 0.2%
Computer Programs and Systems, Inc. (b)	2,175	117,689
Omnicell, Inc. (a)	7,219	136,295

		253,984

HOTELS, RESTAURANTS & LEISURE — 3.1%
Biglari Holdings, Inc. (a)(b)	674	251,530
BJ’s Restaurants, Inc. (a)(b)	7,297	242,844
Boyd Gaming Corp. (a)(b)	31,488	260,406
CEC Entertainment, Inc.	9,364	306,671
Cracker Barrel Old Country Store, Inc.	13,270	1,072,880
DineEquity, Inc.	5,127	352,686
Jack in the Box, Inc. (a)	14,875	514,526
Marcus Corp.	10,822	135,167
Marriott Vacations Worldwide Corp. (a)	7,230	310,239
Monarch Casino & Resort, Inc. (a)	5,278	51,355
Pinnacle Entertainment, Inc. (a)	32,480	474,858
Red Robin Gourmet Burgers, Inc. (a)	7,119	324,626
Ruby Tuesday, Inc. (a)(b)	31,946	235,442
Sonic Corp. (a)	13,787	177,577
Texas Roadhouse, Inc. (Class A) (b)	15,002	302,890

		5,013,697

HOUSEHOLD DURABLES — 0.8%
American Greetings Corp. (Class A) (b)	17,897	288,142
Blyth, Inc. (b)	6,327	109,837
Helen of Troy, Ltd. (a)	8,733	334,998
La-Z-Boy, Inc.	11,953	225,553
Standard Pacific Corp. (a)(b)	20,896	180,541
Universal Electronics, Inc. (a)	8,265	192,161

		1,331,232

HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (Class A) (a)	23,322	191,707
WD-40 Co.	3,695	202,375

		394,082

INSURANCE — 4.3%
AMERISAFE, Inc.	10,172	361,513
Employers Holdings, Inc.	10,320	242,004
Horace Mann Educators Corp.	22,287	464,684
Infinity Property & Casualty Corp.	6,530	366,986
Meadowbrook Insurance Group, Inc.	26,207	184,759
National Financial Partners Corp. (a)(b)	22,401	502,455
ProAssurance Corp.	34,501	1,632,932
RLI Corp. (b)	9,574	687,892
Safety Insurance Group, Inc.	7,177	352,750
Selective Insurance Group, Inc.	31,020	744,790
Stewart Information Services Corp. (b)	11,571	294,713
The Navigators Group, Inc. (a)	5,915	347,506
Tower Group International, Ltd.	21,860	403,317
United Fire Group, Inc.	12,196	310,632

		6,896,933

INTERNET & CATALOG RETAIL — 0.2%
Blue Nile, Inc. (a)	2,832	97,562
NutriSystem, Inc. (b)	15,975	135,468
PetMed Express, Inc. (b)	6,224	83,495

		316,525

INTERNET SOFTWARE & SERVICES — 0.9%
comScore, Inc. (a)	9,583	160,803
Digital River, Inc. (a)	19,916	281,612
j2 Global, Inc. (b)	10,344	405,588
LogMeIn, Inc. (a)(b)	8,061	154,933
QuinStreet, Inc. (a)	14,366	85,765
United Online, Inc.	50,809	306,378

		1,395,079

IT SERVICES — 1.4%
CACI International, Inc. (Class A) (a)	12,843	743,225

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Cardtronics, Inc. (a)	11,409	$313,291
CIBER, Inc. (a)	37,266	175,150
CSG Systems International, Inc. (a)	8,262	175,072
Forrester Research, Inc.	4,682	148,185
Heartland Payment Systems, Inc. (b)	7,967	262,672
Higher One Holdings, Inc. (a)(b)	10,916	97,043
TeleTech Holdings, Inc. (a)	12,535	265,867
Virtusa Corp. (a)	4,977	118,254

		2,298,759

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Callaway Golf Co. (b)	22,979	152,121
JAKKS Pacific, Inc. (b)	11,554	121,201

		273,322

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Affymetrix, Inc. (a)(b)	39,405	185,992
Enzo Biochem, Inc. (a)(b)	8,046	20,276

		206,268

MACHINERY — 3.9%
Actuant Corp. (Class A)	13,198	404,123
Albany International Corp. (Class A)	16,327	471,850
Astec Industries, Inc.	11,710	409,030
Barnes Group, Inc.	26,595	769,393
Briggs & Stratton Corp. (b)	26,880	666,624
CIRCOR International, Inc.	9,751	414,418
EnPro Industries, Inc. (a)(b)	5,428	277,751
ESCO Technologies, Inc.	7,866	321,405
Federal Signal Corp. (a)	34,764	282,979
John Bean Technologies Corp.	16,103	334,137
Kaydon Corp.	11,483	293,735
Mueller Industries, Inc.	5,858	312,173
Tennant Co.	6,181	300,150
Titan International, Inc. (b)	13,778	290,440
Watts Water Technologies, Inc. (Class A)	15,772	756,898

		6,305,106

MEDIA — 1.1%
Arbitron, Inc.	7,303	342,292
Digital Generation, Inc. (a)(b)	7,123	45,801
Harte-Hanks, Inc.	24,128	187,957
Live Nation Entertainment, Inc. (a)	78,818	974,979
The E.W. Scripps Co. (Class A) (a)	15,912	191,421

		1,742,450

METALS & MINING — 2.0%
A.M. Castle & Co. (a)(b)	9,258	162,015
AK Steel Holding Corp. (b)	45,495	150,588
AMCOL International Corp. (b)	9,040	272,918
Century Aluminum Co. (a)(b)	28,726	222,339
Haynes International, Inc.	6,930	383,229
Kaiser Aluminum Corp. (b)	9,409	608,292
Materion Corp.	11,405	325,043
Olympic Steel, Inc. (b)	5,119	122,344
RTI International Metals, Inc. (a)(b)	17,000	538,730
Stillwater Mining Co. (a)	26,115	337,667

		3,123,165

MULTI-UTILITIES — 1.3%
Avista Corp.	33,283	911,954
CH Energy Group, Inc.	4,760	311,256
NorthWestern Corp.	20,724	826,059

		2,049,269

MULTILINE RETAIL — 0.2%
Fred’s, Inc. (Class A)	18,827	257,553

OIL, GAS & CONSUMABLE FUELS — 2.0%
Approach Resources, Inc. (a)(b)	8,500	209,185
Carrizo Oil & Gas, Inc. (a)(b)	9,152	235,847
Cloud Peak Energy, Inc. (a)	33,919	636,999
Comstock Resources, Inc. (a)	15,041	244,416
Contango Oil & Gas Co.	7,080	283,837
PDC Energy, Inc. (a)	10,513	521,130
Penn Virginia Corp. (b)	30,422	122,905
PetroQuest Energy, Inc. (a)	14,200	63,048
Stone Energy Corp. (a)	27,372	595,341
Swift Energy Co. (a)(b)	24,315	360,105

		3,272,813

PAPER & FOREST PRODUCTS — 2.1%
Buckeye Technologies, Inc.	21,846	654,288
Clearwater Paper Corp. (a)	12,829	675,960
KapStone Paper and Packaging Corp.	21,754	604,761
Neenah Paper, Inc.	3,723	114,519
P.H. Glatfelter Co.	23,826	557,052
Schweitzer-Mauduit International, Inc.	10,553	408,718
Wausau Paper Corp.	25,936	279,590

		3,294,888

PHARMACEUTICALS — 0.1%
Hi-Tech Pharmacal Co., Inc. (b)	6,205	205,448

PROFESSIONAL SERVICES — 1.6%
CDI Corp.	7,739	133,111
Exponent, Inc. (b)	3,263	176,006
Heidrick & Struggles International, Inc.	9,163	136,987
Insperity, Inc.	12,412	352,128
Kelly Services, Inc. (Class A)	15,385	287,392
Korn/Ferry International (a)	27,349	488,453
Navigant Consulting, Inc. (a)	28,790	378,301
Resources Connection, Inc.	9,449	120,002
The Dolan Co. (a)	16,110	38,503
TrueBlue, Inc. (a)	22,679	479,434

		2,590,317

REAL ESTATE INVESTMENT TRUSTS — 8.1%
Acadia Realty Trust	12,864	357,233
Cedar Realty Trust, Inc.	17,102	104,493
Colonial Properties Trust	28,003	633,148
Cousins Properties, Inc.	24,245	259,179
DiamondRock Hospitality Co.	109,806	1,022,294
EastGroup Properties, Inc.	7,511	437,140
EPR Properties (b)	26,139	1,360,535
Franklin Street Properties Corp.	40,715	595,253
Getty Realty Corp.	8,690	175,625
Government Properties Income Trust	18,957	487,764
Healthcare Realty Trust, Inc.	22,679	643,857
Inland Real Estate Corp.	22,106	223,050
Kite Realty Group Trust	41,552	280,061
LaSalle Hotel Properties	53,506	1,357,982
Lexington Realty Trust (b)	58,243	687,267
LTC Properties, Inc.	8,681	353,577
Medical Properties Trust, Inc. (b)	44,439	712,802

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Mid-America Apartment Communities, Inc. (b)	12,082	$834,383
Parkway Properties, Inc.	13,213	245,101
Pennsylvania Real Estate Investment Trust	11,775	228,317
PS Business Parks, Inc.	4,567	360,428
Saul Centers, Inc.	2,815	123,128
Sovran Self Storage, Inc.	6,361	410,221
Tanger Factory Outlet Centers, Inc.	23,023	832,972
Urstadt Biddle Properties, Inc. (Class A)	7,723	168,052

		12,893,862

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
Forestar Group, Inc. (a)	19,352	423,035

ROAD & RAIL — 0.4%
Arkansas Best Corp. (b)	13,618	159,058
Heartland Express, Inc. (b)	13,594	181,344
Knight Transportation, Inc.	16,458	264,974

		605,376

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.5%
ATMI, Inc. (a)	8,891	199,425
Brooks Automation, Inc.	37,681	383,593
Cabot Microelectronics Corp. (a)(b)	6,630	230,393
CEVA, Inc. (a)	7,622	118,903
Cohu, Inc.	12,707	118,938
Diodes, Inc. (a)	8,050	168,889
DSP Group, Inc. (a)	12,657	102,142
GT Advanced Technologies, Inc. (a)(b)	66,412	218,495
Kopin Corp. (a)	22,034	81,526
Micrel, Inc.	13,929	146,394
MKS Instruments, Inc.	14,996	407,891
Pericom Semiconductor Corp. (a)	11,985	81,618
Power Integrations, Inc.	8,156	354,052
Rubicon Technology, Inc. (a)(b)	9,579	63,221
Sigma Designs, Inc. (a)	11,567	56,331
STR Holdings, Inc. (a)(b)	21,585	46,839
Supertex, Inc.	5,812	129,085
Tessera Technologies, Inc.	29,087	545,381
TriQuint Semiconductor, Inc. (a)(b)	89,278	450,854
Volterra Semiconductor Corp. (a)	4,899	69,566

		3,973,536

SOFTWARE — 1.7%
Blackbaud, Inc.	12,854	380,864
Bottomline Technologies, Inc. (a)	9,015	257,018
Ebix, Inc. (b)	9,143	148,299
EPIQ Systems, Inc.	17,841	250,309
MicroStrategy, Inc. (a)	2,283	230,766
Monotype Imaging Holdings, Inc.	8,286	196,792
Progress Software Corp. (a)	19,396	441,841
Quality Systems, Inc. (b)	11,761	214,991
Synchronoss Technologies, Inc. (a)	7,728	239,800
Take-Two Interactive Software, Inc. (a)	24,267	391,912

		2,752,592

SPECIALTY RETAIL — 5.2%
Big 5 Sporting Goods Corp. (b)	9,423	147,093
Brown Shoe Co., Inc.	12,007	192,112
Christopher & Banks Corp. (a)	9,045	58,159
Coldwater Creek, Inc. (a)(b)	5,066	16,009
Genesco, Inc. (a)	13,597	817,044
Group 1 Automotive, Inc. (b)	12,044	723,483
Haverty Furniture Cos., Inc.	6,282	129,158
Hot Topic, Inc. (b)	14,588	202,481
Jos. A. Bank Clothiers, Inc. (a)(b)	15,571	621,283
Kirkland’s, Inc. (a)	8,396	96,218
Lithia Motors, Inc. (Class A)	5,737	272,393
MarineMax, Inc. (a)	13,555	184,212
Monro Muffler Brake, Inc. (b)	9,373	372,202
OfficeMax, Inc.	49,023	569,157
Pep Boys-Manny, Moe & Jack (a)	29,988	353,559
Sonic Automotive, Inc. (Class A)	20,458	453,349
Stage Stores, Inc.	6,723	173,991
Stein Mart, Inc.	15,388	128,951
The Buckle, Inc. (b)	5,872	273,929
The Cato Corp. (Class A)	15,193	366,759
The Children’s Place Retail Stores, Inc. (a)	13,173	590,414
The Finish Line, Inc. (Class A) (b)	27,634	541,350
The Men’s Wearhouse, Inc.	26,920	899,666
Zale Corp. (a)(b)	7,649	30,061
Zumiez, Inc. (a)(b)	4,454	101,997

		8,315,030

TEXTILES, APPAREL & LUXURY GOODS — 2.3%
Crocs, Inc. (a)	18,586	275,445
Fifth & Pacific Cos., Inc. (a)	35,705	674,110
Iconix Brand Group, Inc. (a)(b)	18,778	485,787
K-Swiss, Inc. (Class A) (a)	14,360	68,066
Maidenform Brands, Inc. (a)	13,159	230,677
Perry Ellis International, Inc.	6,644	120,854
Quiksilver, Inc. (a)(b)	69,645	422,745
Skechers U.S.A., Inc. (a)	21,493	454,577
True Religion Apparel, Inc.	13,399	349,848
Wolverine World Wide, Inc. (b)	12,096	536,700

		3,618,809

THRIFTS & MORTGAGE FINANCE — 1.1%
Bank Mutual Corp.	24,736	136,790
Brookline Bancorp, Inc.	15,263	139,504
Dime Community Bancshares	7,123	102,286
Northwest Bancshares, Inc.	52,215	662,608
Provident Financial Services, Inc.	30,594	467,171
TrustCo Bank Corp. NY (b)	52,545	293,201

		1,801,560

TOBACCO — 0.1%
Alliance One International, Inc. (a)(b)	45,957	178,773

TRADING COMPANIES & DISTRIBUTORS — 0.5%
Applied Industrial Technologies, Inc.	12,021	540,945
Kaman Corp.	9,213	326,785

		867,730

WATER UTILITIES — 0.2%
American States Water Co.	4,785	275,472

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
NTELOS Holdings Corp.	8,717	111,665

SPDR S&P 600 Small Cap Value ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

USA Mobility, Inc.	12,363	$164,057

		275,722

TOTAL COMMON STOCKS —
(Cost $147,293,976)		159,623,902

SHORT TERM INVESTMENTS — 10.8%
MONEY MARKET FUNDS — 10.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	17,110,583	17,110,583
State Street Institutional Liquid Reserves Fund 0.13% (d)(e)	137,934	137,934

TOTAL SHORT TERM INVESTMENTS —
(Cost $17,248,517)		17,248,517

TOTAL INVESTMENTS — 110.6% (f)
(Cost $164,542,493)		176,872,419
OTHER ASSETS & LIABILITIES — (10.6)%		(16,966,195)

NET ASSETS — 100.0%		$159,906,224

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Global Dow ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 1.4%
BHP Billiton, Ltd.	16,917	$577,782
National Australia Bank, Ltd.	22,044	708,764

		1,286,546

BELGIUM — 0.7%
Anheuser-Busch InBev NV	6,964	690,806

BRAZIL — 1.6%
Cia Energetica de Minas Gerais	44,419	520,335
Petroleo Brasileiro SA ADR	24,889	451,735
Petroleo Brasileiro SA Preference Shares	1,500	13,651
Vale SA Preference Shares	31,677	522,203

		1,507,924

CANADA — 1.8%
Canadian Oil Sands, Ltd.	25,944	534,738
Potash Corp. of Saskatchewan, Inc. (a)	13,687	537,538
Royal Bank of Canada (a)	10,148	611,307

		1,683,583

CHINA — 3.0%
China Construction Bank Corp.	900,347	735,342
China Petroleum & Chemical Corp.	633,299	745,667
Industrial & Commercial Bank of China	1,068,254	748,624
PetroChina Co., Ltd.	475,487	623,557

		2,853,190

DENMARK — 0.8%
Vestas Wind Systems A/S (b)	96,806	775,382

FINLAND — 0.8%
Sampo Oyj (Class A)	19,133	737,060

FRANCE — 5.7%
BNP Paribas	11,720	602,588
Carrefour SA	27,200	745,877
Compagnie de Saint-Gobain	15,787	586,268
GDF Suez	22,993	443,470
LVMH Moet Hennessy Louis Vuitton SA	3,650	627,584
Societe Generale (b)	18,769	617,715
Total SA	10,972	526,300
Veolia Environnement SA	48,063	607,178
Vinci SA	12,651	570,936

		5,327,916

GERMANY — 4.4%
Allianz SE	4,758	647,327
BASF SE	7,038	617,441
Daimler AG	11,626	633,659
Deutsche Bank AG	13,931	544,088
E.ON AG	22,976	401,837
SAP AG	8,242	661,472
Siemens AG	5,846	630,800

		4,136,624

HONG KONG — 2.9%
China Mobile, Ltd.	55,547	588,197
China Unicom (Hong Kong), Ltd.	347,372	465,391
CLP Holdings, Ltd.	70,286	615,698
Esprit Holdings, Ltd.	386,779	465,371
Hutchison Whampoa, Ltd.	61,693	642,946

		2,777,603

INDIA — 2.6%
Bharti Airtel, Ltd.	127,198	682,797
Infosys Technologies, Ltd. ADR	12,565	677,379
Reliance Industries, Ltd.	11,321	162,056
Reliance Industries, Ltd. GDR (c)	14,430	410,966
Tata Steel, Ltd. GDR	82,826	476,250

		2,409,448

ITALY — 1.1%
Assicurazioni Generali SpA	36,081	562,466
UniCredit SpA (b)	121,392	519,078

		1,081,544

JAPAN — 11.5%
Bridgestone Corp.	23,871	804,840
Canon, Inc. (a)	16,697	603,806
Honda Motor Co., Ltd.	17,189	649,935
Komatsu, Ltd. (a)	28,285	676,590
Mitsubishi Corp.	30,955	573,863
Mitsubishi UFJ Financial Group, Inc. (a)	122,939	729,632
Mitsui & Co., Ltd. (a)	40,175	561,048
Mizuho Financial Group, Inc. (a)	346,271	732,907
Nintendo Co., Ltd.	4,956	532,920
Nippon Steel Corp.	271,067	677,523
Panasonic Corp. (a)	82,002	570,403
Seven & I Holdings Co., Ltd.	18,820	623,530
Sony Corp. (a)	47,904	836,613
Takeda Pharmaceutical Co., Ltd. (a)	12,289	657,452
Toshiba Corp.	177,523	891,203
Toyota Motor Corp.	14,164	732,153

		10,854,418

LUXEMBOURG — 0.5%
ArcelorMittal	36,590	472,201

MEXICO — 0.5%
America Movil SAB de CV (a)	463,826	492,050

NETHERLANDS ANTILLES — 0.6%
Schlumberger, Ltd.	7,661	573,732

PORTUGAL — 0.7%
EDP — Energias de Portugal SA	203,023	626,205

RUSSIA — 0.5%
Gazprom OAO ADR	57,646	496,092

SOUTH KOREA — 1.4%
LG Electronics, Inc. (a)	8,867	646,336
Samsung Electronics Co., Ltd. GDR	1,024	695,875

		1,342,211

SPAIN — 1.8%
Banco Bilbao Vizcaya Argentaria SA	69,986	607,784
Banco Santander SA	76,826	517,135
Telefonica SA	39,655	534,160

		1,659,079

SWEDEN — 0.8%
Telefonaktiebolaget LM Ericsson (Class B)	62,326	778,356

SWITZERLAND — 4.4%
ABB, Ltd. (b)	30,382	686,920
Credit Suisse Group AG (b)	26,287	691,493
Nestle SA	9,276	672,472
Novartis AG	9,802	698,184

SPDR Global Dow ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Roche Holding AG	3,109	$725,581
UBS AG (b)	46,082	708,055

		4,182,705

TAIWAN — 0.8%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	41,247	712,581

UNITED KINGDOM — 6.8%
Anglo American PLC	18,806	483,167
AstraZeneca PLC	12,349	618,701
BAE Systems PLC	106,601	638,247
BP PLC	80,797	564,234
GlaxoSmithKline PLC	24,967	583,263
HSBC Holdings PLC	63,262	674,823
National Grid PLC	52,403	608,721
Rio Tinto PLC	11,678	547,047
Royal Dutch Shell PLC (Class A)	16,285	526,762
Tesco PLC	105,055	608,652
Vodafone Group PLC	202,613	574,089

		6,427,706

UNITED STATES — 42.5%
3M Co.	6,386	678,896
Abbott Laboratories	8,377	295,876
Alcoa, Inc.	60,135	512,350
Amazon.com, Inc. (b)	2,218	591,075
American Express Co.	9,806	661,513
Amgen, Inc.	7,046	722,285
Apple, Inc.	866	383,317
AT&T, Inc.	15,188	557,248
Bank of America Corp.	61,626	750,605
Baxter International, Inc.	9,547	693,494
Carnival Corp.	15,329	525,785
Caterpillar, Inc.	6,457	561,565
Chevron Corp.	5,054	600,516
Cisco Systems, Inc.	30,301	633,594
Colgate-Palmolive Co.	5,624	663,801
ConocoPhillips	10,060	604,606
Deere & Co.	7,221	620,861
E. I. du Pont de Nemours & Co.	11,510	565,832
eBay, Inc. (b)	11,854	642,724
Express Scripts Holding Co. (b)	9,188	529,688
Exxon Mobil Corp.	6,347	571,928
FedEx Corp.	6,412	629,658
Freeport-McMoRan Copper & Gold, Inc.	13,856	458,634
General Electric Co.	26,316	608,426
Gilead Sciences, Inc. (b)	19,380	948,263
Google, Inc. (Class A) (b)	836	663,809
Hewlett-Packard Co.	32,145	766,337
Honeywell International, Inc.	9,489	714,996
Intel Corp.	24,764	541,093
International Business Machines Corp.	2,801	597,453
Johnson & Johnson	8,491	692,271
JPMorgan Chase & Co.	14,195	673,695
McDonald’s Corp.	6,422	640,209
Medtronic, Inc.	13,879	651,758
Merck & Co., Inc.	12,983	574,238
Microsoft Corp.	18,711	535,322
Mondelez International, Inc. (Class A)	14,442	442,070
Monsanto Co.	6,447	680,997
News Corp. (Class A)	24,057	734,220
NIKE, Inc. (Class B)	11,682	689,355
Pfizer, Inc.	23,892	689,523
Philip Morris International, Inc.	6,428	595,940
QUALCOMM, Inc.	9,049	605,830
Southwest Airlines Co.	64,266	866,306
Starbucks Corp.	11,208	638,408
The Bank of New York Mellon Corp.	24,885	696,531
The Boeing Co.	8,090	694,526
The Coca-Cola Co.	15,104	610,806
The Goldman Sachs Group, Inc.	4,810	707,791
The Home Depot, Inc.	9,941	693,683
The NASDAQ OMX Group, Inc.	24,149	780,013
The Procter & Gamble Co.	8,486	653,931
The Travelers Cos., Inc.	8,546	719,488
The Walt Disney Co.	11,011	625,425
The Williams Cos., Inc.	16,689	625,170
Time Warner, Inc.	13,148	757,588
United Parcel Service, Inc. (Class B)	7,764	666,928
United Technologies Corp.	7,206	673,256
UnitedHealth Group, Inc.	10,931	625,362
Verizon Communications, Inc.	12,704	624,402
Visa, Inc. (Class A)	4,305	731,161
Wal-Mart Stores, Inc.	7,719	577,613
Wells Fargo & Co.	16,295	602,752

		40,072,796

TOTAL COMMON STOCKS —
(Cost $97,225,712)		93,957,758

SHORT TERM INVESTMENTS — 3.7%
MONEY MARKET FUNDS — 3.7%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	3,488,711	3,488,711
State Street Institutional Liquid Reserves Fund 0.13% (e)(f)	31,040	31,040

TOTAL SHORT TERM INVESTMENTS —
(Cost $3,519,751)		3,519,751

TOTAL INVESTMENTS — 103.3% (g)
(Cost $100,745,463)		97,477,509
OTHER ASSETS & LIABILITIES — (3.3)%		(3,119,872)

NET ASSETS — 100.0%		$94,357,637

(a)	A portion of the security was on loan at March 31, 2013.
(b)	Non-income producing security.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.4% of net assets as of March 31, 2013, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Investment of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

SPDR Global Dow ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Industry Breakdown as of March 31, 2013*

Percent of
Industry**	Net Assets

Commercial Banks	8.9%
Oil, Gas & Consumable Fuels	7.9
Pharmaceuticals	5.9
Metals & Mining	5.0
Capital Markets	3.6
Aerospace & Defense	2.9
Insurance	2.8
Industrial Conglomerates	2.7
Food & Staples Retailing	2.7
Chemicals	2.6
Wireless Telecommunication Services	2.5
Diversified Financial Services	2.3
Diversified Telecommunication Services	2.3
Media	2.2
Multi-Utilities	2.2
Household Durables	2.2
Computers & Peripherals	2.2
Communications Equipment	2.1
Automobiles	2.1
IT Services	2.1
Semiconductors & Semiconductor Equipment	2.1
Machinery	2.0
Hotels, Restaurants & Leisure	1.9
Electric Utilities	1.9
Software	1.8
Biotechnology	1.8
Electrical Equipment	1.6
Health Care Equipment & Supplies	1.4
Household Products	1.4
Textiles, Apparel & Luxury Goods	1.4
Internet Software & Services	1.4
Beverages	1.4
Air Freight & Logistics	1.4
Specialty Retail	1.2
Health Care Providers & Services	1.2
Trading Companies & Distributors	1.2
Food Products	1.2
Airlines	0.9
Auto Components	0.9
Consumer Finance	0.7
Office Electronics	0.6
Tobacco	0.6
Internet & Catalog Retail	0.6
Building Products	0.6
Energy Equipment & Services	0.6
Construction & Engineering	0.6
Short Term Investments	3.7
Other Assets & Liabilities	(3.3)

Total	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (See accompanying Notes to Schedule of Investments).

SPDR Dow Jones REIT ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
DIVERSIFIED REITS — 5.6%
Colonial Properties Trust	397,970	$8,998,102
Cousins Properties, Inc. (a)	436,896	4,670,418
Liberty Property Trust	572,764	22,767,369
PS Business Parks, Inc.	86,049	6,790,987
Vornado Realty Trust	809,764	67,728,661
Washington Real Estate Investment Trust (a)	318,042	8,854,289

		119,809,826

INDUSTRIAL REITS — 5.9%
DCT Industrial Trust, Inc. (a)	1,341,765	9,929,061
DuPont Fabros Technology, Inc. (a)	316,608	7,684,076
EastGroup Properties, Inc.	143,326	8,341,573
First Industrial Realty Trust, Inc.	465,127	7,967,626
First Potomac Realty Trust (a)	241,424	3,580,318
ProLogis	2,210,364	88,370,353

		125,873,007

OFFICE REITS — 15.8%
Alexandria Real Estate Equities, Inc.	305,060	21,653,159
BioMed Realty Trust, Inc.	807,500	17,442,000
Boston Properties, Inc.	724,909	73,259,303
Brandywine Realty Trust	686,630	10,196,455
CommonWealth REIT	566,239	12,706,403
Corporate Office Properties Trust	408,804	10,906,891
Digital Realty Trust, Inc. (a)	597,616	39,986,487
Douglas Emmett, Inc.	628,777	15,675,411
Duke Realty Corp.	1,539,716	26,144,378
Franklin Street Properties Corp.	342,257	5,003,797
Highwoods Properties, Inc. (a)	385,633	15,259,498
Kilroy Realty Corp. (a)	358,701	18,795,932
Mack-Cali Realty Corp. (a)	398,075	11,388,926
Parkway Properties, Inc. (a)	191,356	3,549,654
Piedmont Office Realty Trust, Inc. (Class A)	803,395	15,738,508
SL Green Realty Corp. (a)	436,120	37,554,293

		335,261,095

RESIDENTIAL REITS — 17.3%
American Campus Communities, Inc.	501,010	22,715,793
Apartment Investment & Management Co. (Class A)	698,021	21,401,324
AvalonBay Communities, Inc.	543,904	68,896,320
BRE Properties, Inc.	368,308	17,929,233
Camden Property Trust	404,409	27,774,810
Education Realty Trust, Inc.	541,200	5,698,836
Equity Lifestyle Properties, Inc.	186,397	14,315,290
Equity Residential	1,529,873	84,234,807
Essex Property Trust, Inc. (a)	181,460	27,324,247
Home Properties, Inc. (a)	246,642	15,642,036
Mid-America Apartment Communities, Inc. (a)	202,743	14,001,431
Post Properties, Inc.	261,237	12,304,263
Sun Communities, Inc. (a)	151,824	7,489,478
UDR, Inc.	1,197,572	28,969,267

		368,697,135

RETAIL REITS — 26.4%
Acadia Realty Trust	255,929	7,107,148
CBL & Associates Properties, Inc.	772,118	18,221,985
Cedar Realty Trust, Inc. (a)	254,305	1,553,803
DDR Corp. (a)	1,170,444	20,389,134
Equity One, Inc.	295,980	7,094,641
Federal Realty Investment Trust	310,727	33,570,945
General Growth Properties, Inc.	2,152,329	42,788,300
Glimcher Realty Trust	686,051	7,958,192
Inland Real Estate Corp. (a)	375,940	3,793,235
Kimco Realty Corp. (a)	1,947,979	43,634,730
Kite Realty Group Trust (a)	352,946	2,378,856
Pennsylvania Real Estate Investment Trust	253,821	4,921,589
Ramco-Gershenson Properties Trust	280,057	4,704,958
Regency Centers Corp.	432,719	22,895,162
Rouse Properties, Inc. (a)	110,360	1,997,516
Saul Centers, Inc.	61,639	2,696,090
Simon Property Group, Inc.	1,499,278	237,725,520
Tanger Factory Outlet Centers, Inc. (a)	450,208	16,288,525
Taubman Centers, Inc.	303,256	23,550,861
The Macerich Co. (a)	656,010	42,233,924
Weingarten Realty Investors (a)	535,146	16,883,856

		562,388,970

SPECIALIZED REITS — 28.7%
Ashford Hospitality Trust, Inc. (a)	299,151	3,697,506
CubeSmart (a)	574,675	9,079,865
DiamondRock Hospitality Co.	935,382	8,708,406
Extra Space Storage, Inc.	492,961	19,358,579
FelCor Lodging Trust, Inc. (b)	534,771	3,181,888
HCP, Inc.	2,165,274	107,960,562
Health Care REIT, Inc.	1,245,731	84,597,592
Healthcare Realty Trust, Inc.	421,385	11,963,120
Hersha Hospitality Trust	833,138	4,865,526
Hospitality Properties Trust	657,302	18,036,367
Host Hotels & Resorts, Inc.	3,470,632	60,701,354
LaSalle Hotel Properties	456,601	11,588,533
LTC Properties, Inc.	147,145	5,993,216
Pebblebrook Hotel Trust (a)	293,604	7,572,047
Public Storage	688,909	104,934,619
Senior Housing Properties Trust	899,568	24,135,409
Sovran Self Storage, Inc.	145,776	9,401,094
Sunstone Hotel Investors, Inc. (b)	759,988	9,355,452
Universal Health Realty Income Trust	61,232	3,533,699
Ventas, Inc.	1,394,279	102,061,223

		610,726,057

TOTAL COMMON STOCKS —
(Cost $1,831,175,655)		2,122,756,090

SHORT TERM INVESTMENTS — 7.7%
MONEY MARKET FUNDS — 7.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	161,683,294	161,683,294

SPDR Dow Jones REIT ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund 0.13% (d)(e)	2,174,930	$2,174,930

TOTAL SHORT TERM INVESTMENTS —
(Cost $163,858,224)		163,858,224

TOTAL INVESTMENTS — 107.4% (f)
(Cost $1,995,033,879)		2,286,614,314
OTHER ASSETS & LIABILITIES — (7.4)%		(157,241,826)

NET ASSETS — 100.0%		$2,129,372,488

(a)	A portion of the security was on loan at March 31, 2013.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
REIT = Real Estate Investment Trust

SPDR S&P Bank ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 4.8%
Northern Trust Corp.	901,816	$49,203,081
The Bank of New York Mellon Corp.	1,736,903	48,615,915

		97,818,996

DIVERSIFIED BANKS — 7.3%
Comerica, Inc. (a)	1,365,006	49,071,966
U.S. Bancorp	1,447,192	49,103,225
Wells Fargo & Co.	1,357,157	50,201,237

		148,376,428

OTHER DIVERSIFIED FINANCIAL SERVICES — 7.1%
Bank of America Corp.	4,104,226	49,989,473
Citigroup, Inc.	1,061,208	46,947,842
JPMorgan Chase & Co.	986,849	46,835,853

		143,773,168

REGIONAL BANKS — 68.3%
Associated Banc-Corp.	3,360,731	51,049,504
Bank of Hawaii Corp. (a)	1,003,218	50,973,506
BB&T Corp.	1,577,603	49,520,958
CapitalSource, Inc.	5,203,526	50,057,920
CIT Group, Inc. (b)	1,114,675	48,466,069
City National Corp. (a)	869,959	51,249,285
Commerce Bancshares, Inc.	1,294,094	52,837,858
Cullen/Frost Bankers, Inc. (a)	812,177	50,785,428
East West Bancorp, Inc.	1,951,035	50,083,068
Fifth Third Bancorp	3,031,686	49,446,799
First Horizon National Corp. (a)	4,446,844	47,492,294
First Republic Bank	1,289,014	49,781,721
Fulton Financial Corp.	3,582,291	41,912,805
Hancock Holding Co.	1,627,943	50,335,997
Huntington Bancshares, Inc.	6,730,699	49,739,866
KeyCorp	5,024,097	50,040,006
M&T Bank Corp.	476,526	49,158,422
PNC Financial Services Group, Inc.	761,856	50,663,424
Popular, Inc. (b)	1,784,531	49,270,901
Prosperity Bancshares, Inc. (a)	1,059,633	50,216,008
Regions Financial Corp.	6,078,282	49,781,130
Signature Bank (b)	656,829	51,731,852
SunTrust Banks, Inc.	1,687,819	48,626,065
Susquehanna Bancshares, Inc.	3,326,301	41,345,921
SVB Financial Group (b)	721,603	51,190,517
TCF Financial Corp. (a)	3,491,079	52,226,542
Valley National Bancorp (a)	4,558,575	46,679,808
Zions Bancorporation	1,957,272	48,912,227

		1,383,575,901

THRIFTS & MORTGAGE FINANCE — 12.3%
First Niagara Financial Group, Inc.	5,932,630	52,563,102
Hudson City Bancorp, Inc.	5,694,046	49,196,557
New York Community Bancorp, Inc. (a)	3,561,328	51,105,057
Ocwen Financial Corp. (b)	1,225,597	46,474,638
People’s United Financial, Inc. (a)	3,727,455	50,096,995

		249,436,349

TOTAL COMMON STOCKS —
(Cost $1,843,730,091)		2,022,980,842

SHORT TERM INVESTMENTS — 10.3%
MONEY MARKET FUNDS — 10.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	207,861,979	207,861,979
State Street Institutional Liquid Reserves Fund 0.13% (d)(e)	1,214,671	1,214,671

TOTAL SHORT TERM INVESTMENTS —
(Cost $209,076,650)		209,076,650

TOTAL INVESTMENTS — 110.1% (f)
(Cost $2,052,806,741)		2,232,057,492
OTHER ASSETS & LIABILITIES — (10.1)%		(205,168,896)

NET ASSETS — 100.0%		$2,026,888,596

(a)	A portion of the security was on loan at March 31, 2013.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Capital Markets ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ASSET MANAGEMENT & CUSTODY BANKS — 67.1%
Affiliated Managers Group, Inc. (a)(b)	13,750	$2,111,587
American Capital, Ltd. (a)	142,848	2,084,867
Ameriprise Financial, Inc. (b)	28,831	2,123,403
Apollo Investment Corp. (b)	236,723	1,979,004
Ares Capital Corp.	113,393	2,052,413
BlackRock Kelso Capital Corp. (b)	92,167	921,670
BlackRock, Inc.	8,371	2,150,342
Cohen & Steers, Inc. (b)	19,914	718,298
Eaton Vance Corp. (b)	52,502	2,196,159
Federated Investors, Inc. (Class B) (b)	85,289	2,018,791
Fifth Street Finance Corp. (b)	189,462	2,087,871
Financial Engines, Inc. (b)	47,827	1,732,294
Franklin Resources, Inc.	14,155	2,134,716
Hercules Technology Growth Capital, Inc. (b)	45,250	554,313
Invesco, Ltd.	73,938	2,141,244
Janus Capital Group, Inc. (b)	218,094	2,050,084
Legg Mason, Inc. (b)	68,915	2,215,617
Main Street Capital Corp. (b)	49,322	1,582,743
MCG Capital Corp. (b)	49,866	238,359
Northern Trust Corp. (b)	37,837	2,064,387
PennantPark Investment Corp. (b)	76,216	860,479
Prospect Capital Corp. (b)	187,173	2,042,057
SEI Investments Co. (b)	71,870	2,073,450
State Street Corp. (c)	35,108	2,074,532
T. Rowe Price Group, Inc. (b)	27,638	2,069,257
The Bank of New York Mellon Corp.	72,880	2,039,911
TICC Capital Corp.	89,234	886,986
Triangle Capital Corp.	32,422	907,492
Virtus Investment Partners, Inc. (a)	4,717	878,683
Waddell & Reed Financial, Inc. (Class A) (b)	49,040	2,146,971
WisdomTree Investments, Inc. (a)	141,198	1,468,459

		52,606,439

INVESTMENT BANKING & BROKERAGE — 30.6%
BGC Partners, Inc. (Class A) (b)	209,651	872,148
E*TRADE Financial Corp. (a)	183,934	1,969,933
Evercore Partners, Inc. (Class A)	46,656	1,940,890
Greenhill & Co., Inc. (b)	34,277	1,829,706
Investment Technology Group, Inc. (a)	49,315	544,438
Lazard, Ltd. (Class A)	56,508	1,928,618
LPL Investment Holdings, Inc.	56,832	1,832,264
Morgan Stanley	90,251	1,983,717
Piper Jaffray Co., Inc. (a)(b)	27,197	932,857
Raymond James Financial, Inc.	44,523	2,052,510
Stifel Financial Corp. (a)	57,671	1,999,454
TD Ameritrade Holding Corp.	99,681	2,055,422
The Charles Schwab Corp. (b)	117,692	2,081,971
The Goldman Sachs Group, Inc.	13,587	1,999,327

		24,023,255

MORTGAGE REIT’S — 2.1%
Walter Investment Management Corp. (a)(b)	43,950	1,637,137

TOTAL COMMON STOCKS —
(Cost $78,025,950)		78,266,831

SHORT TERM INVESTMENTS — 19.4%
MONEY MARKET FUNDS — 19.4%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	15,237,039	15,237,039
State Street Institutional Liquid Reserves Fund 0.13% (e)(f)	100	100

TOTAL SHORT TERM INVESTMENTS —
(Cost $15,237,139)		15,237,139

TOTAL INVESTMENTS — 119.2% (g)
(Cost $93,263,089)		93,503,970
OTHER ASSETS & LIABILITIES — (19.2)%		(15,072,096)

NET ASSETS — 100.0%		$78,431,874

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2013.
(c)	Affiliated issuer. (See accompanying Notes to Schedules of Investments)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Insurance ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
INSURANCE BROKERS — 9.2%
Aon PLC	81,767	$5,028,671
Arthur J. Gallagher & Co.	127,090	5,250,088
Brown & Brown, Inc.	160,482	5,141,843
Marsh & McLennan Cos., Inc.	133,185	5,057,034

		20,477,636

LIFE & HEALTH INSURANCE — 20.3%
Aflac, Inc.	98,234	5,110,133
CNO Financial Group, Inc.	434,656	4,976,811
Lincoln National Corp.	149,227	4,866,293
MetLife, Inc.	126,170	4,796,983
Principal Financial Group, Inc. (a)	147,371	5,015,035
Protective Life Corp. (a)	145,853	5,221,538
Prudential Financial, Inc.	82,581	4,871,453
Torchmark Corp.	84,343	5,043,711
Unum Group	185,715	5,246,449

		45,148,406

MULTI-LINE INSURANCE — 15.8%
American Financial Group, Inc.	109,617	5,193,653
American International Group, Inc. (b)	124,460	4,831,537
Assurant, Inc.	114,979	5,175,205
Genworth Financial, Inc. (Class A) (b)	500,420	5,004,200
Hartford Financial Services Group, Inc. (a)	193,505	4,992,429
HCC Insurance Holdings, Inc.	121,898	5,123,373
Loews Corp.	112,988	4,979,381

		35,299,778

PROPERTY & CASUALTY INSURANCE — 36.4%
ACE, Ltd.	56,620	5,037,481
Alleghany Corp. (b)	12,724	5,037,686
Allied World Assurance Company Holdings, Ltd.	55,880	5,181,194
Aspen Insurance Holdings, Ltd. (a)	133,859	5,164,280
Assured Guaranty, Ltd.	244,065	5,030,180
Axis Capital Holdings, Ltd.	120,254	5,004,971
Cincinnati Financial Corp.	106,282	5,015,448
Fidelity National Financial, Inc. (Class A)	197,412	4,980,705
First American Financial Corp.	200,211	5,119,395
Old Republic International Corp.	416,280	5,290,919
ProAssurance Corp.	105,273	4,982,571
The Allstate Corp.	103,795	5,093,221
The Chubb Corp.	57,441	5,027,811
The Progressive Corp.	198,226	5,009,171
The Travelers Cos., Inc.	60,322	5,078,509
W.R. Berkley Corp. (a)	116,860	5,185,078

		81,238,620

REINSURANCE — 18.0%
Alterra Capital Holdings, Ltd.	158,175	4,982,513
Arch Capital Group, Ltd. (a)(b)	97,231	5,111,434
Everest Re Group, Ltd.	38,511	5,001,038
PartnerRe, Ltd.	54,184	5,045,072
Reinsurance Group of America, Inc.	82,238	4,907,141
RenaissanceRe Holdings, Ltd.	54,933	5,053,287
Validus Holdings, Ltd.	134,765	5,036,168
XL Group PLC	166,006	5,029,982

		40,166,635

TOTAL COMMON STOCKS —
(Cost $198,072,817)		222,331,075

SHORT TERM INVESTMENTS — 4.2%
MONEY MARKET FUNDS — 4.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	9,011,640	9,011,640
State Street Institutional Liquid Reserves Fund 0.13% (d)(e)	324,770	324,770

TOTAL SHORT TERM INVESTMENTS —
(Cost $9,336,410)		9,336,410

TOTAL INVESTMENTS — 103.9% (f)
(Cost $207,409,227)		231,667,485
OTHER ASSETS & LIABILITIES — (3.9)%		(8,718,025)

NET ASSETS — 100.0%		$222,949,460

(a)	A portion of the security was on loan at March 31, 2013.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company

SPDR S&P Mortgage Finance ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
HOUSEHOLD DURABLES — 18.8%
D.R. Horton, Inc. (a)	4,821	$117,150
Lennar Corp. (Class A) (a)	2,781	115,356
M.D.C. Holdings, Inc. (a)	2,931	107,421
NVR, Inc. (a)(b)	111	119,892
Pulte Group, Inc. (a)(b)	5,727	115,915
Standard Pacific Corp. (a)(b)	13,352	115,361
The Ryland Group, Inc. (a)	2,971	123,653
Toll Brothers, Inc. (a)(b)	3,304	113,129

		927,877

INSURANCE — 53.0%
ACE, Ltd.	1,334	118,686
Allied World Assurance Company Holdings, Ltd.	1,317	122,112
Amtrust Financial Services, Inc. (a)	1,948	67,498
Arch Capital Group, Ltd. (a)(b)	2,291	120,438
Aspen Insurance Holdings, Ltd. (a)	3,154	121,681
Assured Guaranty, Ltd.	5,750	118,508
Axis Capital Holdings, Ltd.	2,833	117,909
Cincinnati Financial Corp.	2,504	118,164
CNA Financial Corp.	1,580	51,650
Employers Holdings, Inc. (a)	1,296	30,391
Fidelity National Financial, Inc. (Class A) (a)	4,651	117,345
First American Financial Corp.	4,719	120,665
MBIA, Inc. (b)	9,282	95,326
Mercury General Corp. (a)	3,158	119,783
Old Republic International Corp. (a)	9,808	124,660
ProAssurance Corp.	2,480	117,378
RLI Corp. (a)	741	53,241
The Allstate Corp.	2,447	120,074
The Chubb Corp. (a)	1,353	118,428
The Hanover Insurance Group, Inc. (a)	2,492	123,803
The Progressive Corp.	4,671	118,036
The Travelers Cos., Inc.	1,421	119,634
Tower Group International, Ltd. (a)	2,678	49,409
W.R. Berkley Corp.	2,753	122,151
XL Group PLC	3,912	118,534

		2,625,504

THRIFTS & MORTGAGE FINANCE — 27.7%
Astoria Financial Corp.	9,028	89,016
Brookline Bancorp, Inc. (a)	2,199	20,099
Capitol Federal Financial, Inc.	8,720	105,250
Home Loan Servicing Solutions Ltd.	4,986	116,323
Hudson City Bancorp, Inc.	13,337	115,232
MGIC Investment Corp. (b)	23,631	116,973
Nationstar Mortgage Holdings, Inc. (a)(b)	2,946	108,707
New York Community Bancorp, Inc.	8,342	119,708
Northwest Bancshares, Inc.	4,804	60,963
Ocwen Financial Corp. (b)	2,871	108,868
Oritani Financial Corp. (a)	2,016	31,228
People’s United Financial, Inc. (a)	8,731	117,345
Provident Financial Services, Inc.	1,869	28,540
Radian Group, Inc. (a)	12,175	130,394
TFS Financial Corp. (b)	3,460	37,472
Washington Federal, Inc.	3,765	65,888

		1,372,006

TOTAL COMMON STOCKS —
(Cost $3,583,650)		4,925,387

SHORT TERM INVESTMENTS — 21.7%
MONEY MARKET FUNDS — 21.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	1,056,167	1,056,167
State Street Institutional Liquid Reserves Fund 0.13% (d)(e)	18,207	18,207

TOTAL SHORT TERM INVESTMENTS —
(Cost $1,074,374)		1,074,374

TOTAL INVESTMENTS — 121.2% (f)
(Cost $4,658,024)		5,999,761
OTHER ASSETS & LIABILITIES — (21.2)%		(1,048,708)

NET ASSETS — 100.0%		$4,951,053

(a)	A portion of the security was on loan at March 31, 2013.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company

SPDR S&P Regional Banking ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
REGIONAL BANKS — 95.2%
Associated Banc-Corp.	1,723,117	$26,174,147
BancorpSouth, Inc.	1,618,806	26,386,538
Bank of Hawaii Corp. (a)	514,334	26,133,311
Bank of the Ozarks, Inc. (a)	358,306	15,890,871
Banner Corp.	644,201	20,504,918
BB&T Corp.	808,890	25,391,057
BBCN Bancorp, Inc.	919,358	12,006,815
BOK Financial Corp.	231,238	14,406,127
Boston Private Financial Holdings, Inc.	853,111	8,428,737
CapitalSource, Inc.	2,667,926	25,665,448
Cathay General Bancorp	1,020,141	20,525,237
CIT Group, Inc. (b)	571,562	24,851,516
Citizens Republic Bancorp, Inc. (b)	811,150	18,291,432
City Holding Co.	113,311	4,508,645
City National Corp. (a)	446,066	26,277,748
Columbia Banking System, Inc.	726,841	15,975,965
Commerce Bancshares, Inc.	662,253	27,039,790
Community Bank System, Inc. (a)	487,025	14,430,551
Cullen/Frost Bankers, Inc. (a)	416,440	26,039,993
CVB Financial Corp.	1,289,291	14,530,310
East West Bancorp, Inc.	1,000,391	25,680,037
F.N.B. Corp.	2,183,928	26,425,529
Fifth Third Bancorp	1,554,431	25,352,770
First Commonwealth Financial Corp. (a)	1,114,809	8,316,475
First Financial Bancorp	658,276	10,565,330
First Financial Bankshares, Inc. (a)	240,365	11,681,739
First Horizon National Corp. (a)	2,279,988	24,350,272
First Midwest Bancorp, Inc.	998,494	13,260,000
First Republic Bank	660,956	25,526,121
FirstMerit Corp. (a)	1,644,973	27,191,404
Fulton Financial Corp.	2,206,691	25,818,285
Glacier Bancorp, Inc.	744,401	14,128,731
Hancock Holding Co.	834,678	25,808,244
Hanmi Financial Corp. (b)	585,286	9,364,576
Home Bancshares, Inc.	209,591	7,895,293
Huntington Bancshares, Inc.	3,450,962	25,502,609
IBERIABANK Corp.	431,971	21,607,189
Independent Bank Corp.-Massachusetts (a)	166,751	5,434,415
International Bancshares Corp.	430,793	8,960,494
Investors Bancorp, Inc.	461,542	8,667,759
KeyCorp	2,575,969	25,656,651
M&T Bank Corp.	244,340	25,206,114
MB Financial, Inc.	1,017,727	24,598,462
National Penn Bancshares, Inc.	1,870,370	19,994,255
NBT Bancorp, Inc.	204,673	4,533,507
Old National Bancorp	1,277,387	17,564,071
Oriental Financial Group, Inc.	848,161	13,154,977
PacWest Bancorp	623,757	18,157,566
Park National Corp. (a)	74,222	5,179,953
Pinnacle Financial Partners, Inc. (b)	365,446	8,536,819
PNC Financial Services Group, Inc.	390,602	25,975,033
Popular, Inc. (b)	914,982	25,262,653
PrivateBancorp, Inc.	1,381,145	26,117,452
Prosperity Bancshares, Inc. (a)	543,298	25,746,892
Regions Financial Corp.	3,116,477	25,523,947
S&T Bancorp, Inc.	203,607	3,774,874
Signature Bank (b)	336,806	26,526,841
State Bank Financial Corp.	159,488	2,610,819
Sterling Financial Corp.	424,393	9,205,084
SunTrust Banks, Inc.	865,375	24,931,454
Susquehanna Bancshares, Inc.	2,116,581	26,309,102
SVB Financial Group (b)	370,003	26,248,013
Synovus Financial Corp.	9,235,965	25,583,623
TCF Financial Corp. (a)	1,789,913	26,777,098
Texas Capital Bancshares, Inc. (b)	588,087	23,788,119
Trustmark Corp. (a)	807,734	20,201,427
UMB Financial Corp. (a)	453,275	22,242,204
Umpqua Holdings Corp.	1,534,405	20,346,210
United Bankshares, Inc. (a)	803,838	21,390,129
Valley National Bancorp (a)	2,461,099	25,201,654
Westamerica Bancorporation (a)	339,637	15,395,745
Western Alliance Bancorp (b)	1,098,516	15,203,461
Wintrust Financial Corp. (a)	649,167	24,045,146
Zions Bancorporation	1,003,549	25,078,690

		1,421,064,473

THRIFTS & MORTGAGE FINANCE — 4.7%
BankUnited, Inc.	615,645	15,772,825
First Niagara Financial Group, Inc.	3,043,064	26,961,547
Webster Financial Corp.	1,088,173	26,399,077

		69,133,449

TOTAL COMMON STOCKS —
(Cost $1,430,948,969)		1,490,197,922

SHORT TERM INVESTMENTS — 9.8%
MONEY MARKET FUNDS — 9.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	146,229,367	146,229,367
State Street Institutional Liquid Reserves Fund 0.13% (d)(e)	100	100

TOTAL SHORT TERM INVESTMENTS —
(Cost $146,229,467)		146,229,467

TOTAL INVESTMENTS — 109.7% (f)
(Cost $1,577,178,436)		1,636,427,389
OTHER ASSETS & LIABILITIES — (9.7)%		(144,185,749)

NET ASSETS — 100.0%		$1,492,241,640

(a)	A portion of the security was on loan at March 31, 2013.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Morgan Stanley Technology ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
COMMUNICATIONS EQUIPMENT — 19.2%
Cisco Systems, Inc.	235,486	$4,924,012
F5 Networks, Inc. (a)	48,246	4,297,754
Juniper Networks, Inc. (a)	233,238	4,324,232
Motorola Solutions, Inc.	86,100	5,512,983
Nokia Oyj ADR (b)	1,178,004	3,863,853
QUALCOMM, Inc.	76,267	5,106,076
Telefonaktiebolaget LM Ericsson (Class B) ADR	467,211	5,886,859

		33,915,769

COMPUTERS & PERIPHERALS — 18.8%
Apple, Inc.	9,033	3,998,277
Dell, Inc.	451,939	6,476,286
EMC Corp. (a)	183,153	4,375,525
Hewlett-Packard Co.	328,844	7,839,641
NetApp, Inc. (a)	139,300	4,758,488
Seagate Technology PLC	154,348	5,642,963

		33,091,180

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.7%
Corning, Inc.	373,000	4,972,090
Flextronics International, Ltd. (a)	753,265	5,092,071

		10,064,161

INTERNET & CATALOG RETAIL — 5.7%
Amazon.com, Inc. (a)	18,307	4,878,633
Priceline.com, Inc. (a)	7,570	5,207,630

		10,086,263

INTERNET SOFTWARE & SERVICES — 8.4%
eBay, Inc. (a)	91,579	4,965,413
Facebook, Inc. (Class A) (a)	179,000	4,578,820
Google, Inc. (Class A) (a)	6,570	5,216,777

		14,761,010

IT SERVICES — 9.0%
Accenture PLC (Class A)	69,674	5,293,134
Automatic Data Processing, Inc. (b)	81,600	5,305,632
International Business Machines Corp.	24,348	5,193,428

		15,792,194

OFFICE ELECTRONICS — 2.4%
Canon, Inc. ADR	115,300	4,230,357

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 17.5%
Analog Devices, Inc.	111,423	5,180,055
Applied Materials, Inc.	408,735	5,509,748
Broadcom Corp. (Class A)	141,758	4,914,750
Intel Corp.	226,398	4,946,796
NVIDIA Corp.	380,631	4,879,690
Texas Instruments, Inc.	151,706	5,382,529

		30,813,568

SOFTWARE — 13.1%
Microsoft Corp.	171,411	4,904,069
Oracle Corp.	139,252	4,503,410
Salesforce.com, Inc. (a)(b)	27,911	4,991,324
SAP AG ADR (b)	59,052	4,756,048
VMware, Inc. (Class A) (a)	49,092	3,872,377

		23,027,228

TOTAL COMMON STOCKS —
(Cost $168,236,396)		175,781,730

SHORT TERM INVESTMENTS — 3.6%
MONEY MARKET FUNDS — 3.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	6,118,706	6,118,706
State Street Institutional Liquid Reserves Fund 0.13% (d)(e)	191,111	191,111

TOTAL SHORT TERM INVESTMENTS —
(Cost $6,309,817)		6,309,817

TOTAL INVESTMENTS — 103.4% (f)
(Cost $174,546,213)		182,091,547
OTHER ASSETS & LIABILITIES — (3.4)%		(6,032,465)

NET ASSETS — 100.0%		$176,059,082

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2013.
(c)	Investment of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
ADR = American Depositary Receipt
PLC = Public Limited Company

SPDR S&P Dividend ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 1.4%
General Dynamics Corp.	2,155,002	$151,949,191

BEVERAGES — 3.9%
Brown-Forman Corp. (Class B)	1,326,318	94,699,105
PepsiCo, Inc.	2,294,541	181,521,138
The Coca-Cola Co.	3,946,258	159,586,674

		435,806,917

BUILDING PRODUCTS — 0.7%
A.O. Smith Corp. (a)	1,016,766	74,803,475

CAPITAL MARKETS — 3.8%
Eaton Vance Corp. (a)	3,910,396	163,571,865
Franklin Resources, Inc.	352,114	53,102,312
SEI Investments Co.	2,856,033	82,396,552
T. Rowe Price Group, Inc.	1,554,424	116,379,725

		415,450,454

CHEMICALS — 6.4%
Air Products & Chemicals, Inc.	1,784,842	155,495,435
Ecolab, Inc.	909,738	72,942,793
PPG Industries, Inc.	635,145	85,071,321
Praxair, Inc.	912,741	101,807,131
RPM International, Inc.	3,543,475	111,902,941
Sigma-Aldrich Corp. (a)	736,686	57,225,768
The Sherwin-Williams Co.	325,536	54,979,775
Valspar Corp.	1,155,359	71,921,098

		711,346,262

COMMERCIAL BANKS — 1.0%
Commerce Bancshares, Inc. (a)	2,569,947	104,930,936

COMMERCIAL SERVICES & SUPPLIES — 3.8%
Cintas Corp.	1,902,360	83,951,147
Pitney Bowes, Inc. (a)(b)	22,608,391	335,960,690

		419,911,837

COMPUTERS & PERIPHERALS — 0.6%
Diebold, Inc. (a)	2,333,899	70,763,818

CONTAINERS & PACKAGING — 1.8%
Bemis Co., Inc. (a)	3,043,057	122,817,781
Sonoco Products Co.	2,279,168	79,748,088

		202,565,869

DISTRIBUTORS — 1.8%
Genuine Parts Co. (a)	2,478,568	193,328,304

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.7%
AT&T, Inc.	8,065,584	295,926,277

ELECTRICAL EQUIPMENT — 1.8%
Emerson Electric Co.	2,912,472	162,719,810
Roper Industries, Inc.	267,977	34,116,152

		196,835,962

FOOD & STAPLES RETAILING — 4.8%
Sysco Corp. (a)	5,924,439	208,362,519
Wal-Mart Stores, Inc.	1,757,701	131,528,766
Walgreen Co.	3,934,904	187,616,223

		527,507,508

FOOD PRODUCTS — 3.8%
Archer-Daniels-Midland Co.	4,668,133	157,456,126
Hormel Foods Corp. (a)	3,270,072	135,119,375
McCormick & Co., Inc. (a)	1,702,982	125,254,326

		417,829,827

GAS UTILITIES — 4.7%
Atmos Energy Corp. (a)	1,871,994	79,915,424
National Fuel Gas Co. (a)	1,876,652	115,132,600
Piedmont Natural Gas Co., Inc.	1,212,770	39,875,878
Questar Corp. (a)	5,114,395	124,433,230
UGI Corp.	2,816,850	108,138,871
WGL Holdings, Inc. (a)	1,256,485	55,410,989

		522,906,992

HEALTH CARE EQUIPMENT & SUPPLIES — 3.0%
Becton, Dickinson and Co. (a)	1,603,249	153,286,637
C.R. Bard, Inc.	410,854	41,405,866
Medtronic, Inc.	2,978,059	139,849,651

		334,542,154

HEALTH CARE PROVIDERS & SERVICES — 1.2%
Cardinal Health, Inc.	3,211,243	133,651,934

HOTELS, RESTAURANTS & LEISURE — 1.8%
McDonald’s Corp.	1,970,481	196,437,251

HOUSEHOLD DURABLES — 2.0%
Leggett & Platt, Inc. (a)	6,487,472	219,146,804

HOUSEHOLD PRODUCTS — 6.8%
Colgate-Palmolive Co.	1,146,667	135,341,106
Kimberly-Clark Corp.	2,132,601	208,952,246
The Clorox Co.	2,391,482	211,717,901
The Procter & Gamble Co.	2,476,249	190,819,748

		746,831,001

INDUSTRIAL CONGLOMERATES — 2.0%
3M Co.	1,366,538	145,276,655
Carlisle Cos., Inc.	1,168,598	79,219,258

		224,495,913

INSURANCE — 5.2%
Aflac, Inc.	2,577,575	134,085,451
Cincinnati Financial Corp. (a)	3,932,083	185,554,997
Old Republic International Corp.	10,264,491	130,461,681
The Chubb Corp.	1,449,055	126,835,784

		576,937,913

IT SERVICES — 1.6%
Automatic Data Processing, Inc.	2,658,894	172,881,288

MACHINERY — 5.5%
CLARCOR, Inc.	1,229,828	64,418,391
Dover Corp. (a)	1,644,356	119,840,665
Illinois Tool Works, Inc.	2,068,271	126,040,435
Nordson Corp.	762,985	50,318,861
Pentair, Ltd.	1,839,263	97,021,123
Stanley Black & Decker, Inc.	1,823,767	147,670,414

		605,309,889

MEDIA — 0.8%
The McGraw-Hill Cos., Inc.	1,792,859	93,372,097

METALS & MINING — 1.6%
Nucor Corp. (a)	3,879,123	179,021,526

MULTI-UTILITIES — 3.4%
Consolidated Edison, Inc.	4,034,206	246,207,592
MDU Resources Group, Inc. (a)	3,063,533	76,557,690

SPDR S&P Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Vectren Corp.	1,548,130	$54,834,764

		377,600,046

MULTILINE RETAIL — 1.9%
Family Dollar Stores, Inc.	1,215,029	71,747,463
Target Corp.	2,097,185	143,552,313

		215,299,776

OIL, GAS & CONSUMABLE FUELS — 3.5%
Chevron Corp.	1,542,390	183,266,780
Energen Corp.	1,321,242	68,717,796
Exxon Mobil Corp.	1,521,762	137,125,974

		389,110,550

PHARMACEUTICALS — 5.4%
Abbott Laboratories	2,771,857	97,901,989
AbbVie, Inc.	7,162,798	292,098,902
Johnson & Johnson	2,490,435	203,045,166

		593,046,057

REAL ESTATE INVESTMENT TRUSTS — 5.2%
Federal Realty Investment Trust	1,377,574	148,833,095
HCP, Inc.	4,981,536	248,379,385
National Retail Properties, Inc.	4,776,211	172,755,552

		569,968,032

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.5%
Linear Technology Corp.	4,392,853	168,553,770

SPECIALTY RETAIL — 0.9%
Lowe’s Cos., Inc.	2,603,096	98,709,400

TEXTILES, APPAREL & LUXURY GOODS — 1.2%
V.F. Corp. (a)	800,829	134,339,065

TRADING COMPANIES & DISTRIBUTORS — 0.8%
W.W. Grainger, Inc.	399,991	89,989,975

WATER UTILITIES — 0.8%
Aqua America, Inc. (a)	2,942,797	92,521,538

WIRELESS TELECOMMUNICATION SERVICES — 0.6%
Telephone & Data Systems, Inc.	3,047,871	64,218,642

TOTAL COMMON STOCKS —
(Cost $8,887,030,807)		11,017,848,250

SHORT TERM INVESTMENTS — 5.7%
MONEY MARKET FUNDS — 5.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	611,427,946	611,427,946
State Street Institutional Liquid Reserves Fund 0.13% (d)(e)	14,274,748	14,274,748

TOTAL SHORT TERM INVESTMENTS —
(Cost $625,702,694)		625,702,694

TOTAL INVESTMENTS — 105.4% (f)
(Cost $9,512,733,501)		11,643,550,944
OTHER ASSETS & LIABILITIES — (5.4)%		(593,053,927)

NET ASSETS — 100.0%		$11,050,497,017

(a)	A portion of the security was on loan at March 31, 2013.
(b)	Affiliated issuer. (See accompanying Notes to Schedules of Investments)
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Aerospace & Defense ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AEROSPACE & DEFENSE — 99.7%
AAR Corp.	7,617	$140,077
Aerovironment, Inc. (a)(b)	7,034	127,526
Alliant Techsystems, Inc. (b)	6,891	499,115
American Science & Engineering, Inc. (b)	1,140	69,529
BE Aerospace, Inc. (a)(b)	10,718	646,188
Cubic Corp. (b)	3,998	170,795
Curtiss-Wright Corp.	5,354	185,784
DigitalGlobe, Inc. (a)(b)	17,383	502,543
Esterline Technologies Corp. (a)(b)	5,426	410,748
Exelis, Inc.	25,316	275,691
GenCorp, Inc. (a)(b)	20,050	266,665
General Dynamics Corp.	8,790	619,783
HEICO Corp. (b)	3,971	172,381
Hexcel Corp. (a)(b)	17,271	501,032
Honeywell International, Inc.	8,216	619,076
Huntington Ingalls Industries, Inc. (b)	8,589	458,051
L-3 Communications Holdings, Inc.	7,846	634,898
Lockheed Martin Corp. (b)	6,729	649,483
Moog, Inc. (Class A) (a)(b)	4,776	218,884
National Presto Industries, Inc.	721	58,041
Northrop Grumman Corp. (b)	9,181	644,047
Orbital Sciences Corp. (a)(b)	6,930	115,662
Precision Castparts Corp. (b)	3,177	602,423
Raytheon Co.	10,808	635,402
Rockwell Collins, Inc. (b)	9,935	627,097
Spirit Aerosystems Holdings, Inc. (Class A) (a)	33,254	631,494
Taser International, Inc. (a)(b)	25,953	206,326
Teledyne Technologies, Inc. (a)(b)	3,753	294,385
Textron, Inc. (b)	19,919	593,785
The Boeing Co.	7,455	640,012
TransDigm Group, Inc.	4,210	643,793
Triumph Group, Inc. (b)	8,147	639,540
United Technologies Corp.	6,577	614,489

TOTAL COMMON STOCKS —
(Cost $11,407,231)		14,114,745

SHORT TERM INVESTMENTS — 21.0%
MONEY MARKET FUNDS — 21.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	2,939,628	2,939,628
State Street Institutional Liquid Reserves Fund 0.13% (d)(e)	40,459	40,459

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,980,087)		2,980,087

TOTAL INVESTMENTS — 120.7% (f)
(Cost $14,387,318)		17,094,832
OTHER ASSETS & LIABILITIES — (20.7)%		(2,932,839)

NET ASSETS — 100.0%		$14,161,993

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Biotech ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
BIOTECHNOLOGY — 100.0%
Achillion Pharmaceuticals, Inc. (a)(b)	1,378,824	$12,050,922
Acorda Therapeutics, Inc. (a)	514,885	16,491,767
Aegerion Pharmaceuticals, Inc. (a)(b)	476,484	19,221,365
Alexion Pharmaceuticals, Inc. (a)	193,084	17,790,760
Alkermes PLC (a)	769,965	18,255,870
Alnylam Pharmaceuticals, Inc. (a)	653,773	15,932,448
Amgen, Inc.	189,322	19,407,398
Arena Pharmaceuticals, Inc. (a)(b)	2,064,490	16,949,463
ARIAD Pharmaceuticals, Inc. (a)	829,769	15,010,521
Array BioPharma, Inc. (a)	1,303,216	6,411,823
Biogen Idec, Inc. (a)	101,996	19,676,048
BioMarin Pharmaceutical, Inc. (a)	286,089	17,811,901
Celgene Corp. (a)	158,115	18,327,110
Celldex Therapeutics, Inc. (a)	1,284,140	14,870,341
Cepheid, Inc. (a)(b)	468,110	17,961,381
Cubist Pharmaceuticals, Inc. (a)	366,428	17,156,159
Dendreon Corp. (a)(b)	2,979,655	14,093,768
Dynavax Technologies Corp. (a)(b)	7,508,056	16,667,884
Emergent Biosolutions, Inc. (a)	332,017	4,641,598
Exact Sciences Corp. (a)	934,530	9,158,394
Exelixis, Inc. (a)(b)	2,954,923	13,651,744
Genomic Health, Inc. (a)(b)	326,114	9,222,504
Gilead Sciences, Inc. (a)	387,604	18,965,464
Halozyme Therapeutics, Inc. (a)(b)	2,030,456	11,715,731
Idenix Pharmaceuticals, Inc. (a)(b)	1,722,193	6,131,007
ImmunoGen, Inc. (a)(b)	1,090,392	17,511,696
Incyte Corp. (a)(b)	747,243	17,492,959
Infinity Pharmaceuticals, Inc. (a)	380,543	18,444,919
InterMune, Inc. (a)(b)	1,865,472	16,882,522
Ironwood Pharmaceuticals, Inc. (a)(b)	876,660	16,034,111
Isis Pharmaceuticals, Inc. (a)(b)	993,360	16,827,518
Keryx Biopharmaceuticals, Inc. (a)(b)	2,382,451	16,772,455
Medivation, Inc. (a)	358,907	16,786,080
Momenta Pharmaceuticals, Inc. (a)(b)	616,730	8,227,178
Myriad Genetics, Inc. (a)	699,673	17,771,694
Neurocrine Biosciences, Inc. (a)	585,333	7,105,943
NPS Pharmaceuticals, Inc. (a)(b)	2,141,606	21,822,965
Onyx Pharmaceuticals, Inc. (a)	205,281	18,241,270
Opko Health, Inc. (a)(b)	2,350,618	17,935,215
Orexigen Therapeutics, Inc. (a)	1,736,948	10,855,925
Pharmacyclics, Inc. (a)	190,901	15,350,349
Regeneron Pharmaceuticals, Inc. (a)	101,659	17,932,648
Rigel Pharmaceuticals, Inc. (a)	964,840	6,551,264
Sarepta Therapeutics, Inc. (a)(b)	577,815	21,350,264
Seattle Genetics, Inc. (a)(b)	567,366	20,147,167
Spectrum Pharmaceuticals, Inc. (b)	1,395,965	10,413,899
Synageva BioPharma Corp. (a)	193,737	10,640,036
Theravance, Inc. (a)(b)	708,876	16,743,651
United Therapeutics Corp. (a)(b)	284,829	17,337,541
Vertex Pharmaceuticals, Inc. (a)	332,945	18,305,316
ZIOPHARM Oncology, Inc. (a)(b)	1,168,775	2,138,858

TOTAL COMMON STOCKS —
(Cost $738,745,117)		763,196,814

SHORT TERM INVESTMENTS — 20.5%
MONEY MARKET FUNDS — 20.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	156,455,769	156,455,769
State Street Institutional Liquid Reserves Fund 0.13% (d)(e)	383,744	383,744

TOTAL SHORT TERM INVESTMENTS —
(Cost $156,839,513)		156,839,513

TOTAL INVESTMENTS — 120.5% (f)
(Cost $895,584,630)		920,036,327
OTHER ASSETS & LIABILITIES — (20.5)%		(156,389,611)

NET ASSETS — 100.0%		$763,646,716

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company

SPDR S&P Health Care Equipment ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
HEALTH CARE EQUIPMENT — 80.7%
Abaxis, Inc.	4,346	$205,653
Abbott Laboratories	12,412	438,392
ABIOMED, Inc. (a)	25,426	474,703
Analogic Corp.	3,718	293,796
ArthroCare Corp. (a)	3,445	119,748
Baxter International, Inc.	6,159	447,390
Becton, Dickinson and Co.	4,845	463,231
Boston Scientific Corp. (a)	57,470	448,841
C.R. Bard, Inc.	4,276	430,935
Cantel Medical Corp.	3,856	115,911
CareFusion Corp. (a)	12,865	450,146
Conceptus, Inc. (a)	6,785	163,858
CONMED Corp.	3,455	117,677
Covidien PLC	6,605	448,083
Cyberonics, Inc. (a)	8,859	414,690
DexCom, Inc. (a)	13,354	223,279
Edwards Lifesciences Corp. (a)	4,767	391,657
Greatbatch, Inc. (a)	3,726	111,296
HeartWare International, Inc. (a)	4,941	436,933
Hill-Rom Holdings, Inc.	12,811	451,203
Hologic, Inc. (a)	19,486	440,384
IDEXX Laboratories, Inc. (a)	4,706	434,787
Insulet Corp. (a)	13,633	352,549
Integra LifeSciences Holdings Corp. (a)	4,930	192,319
Intuitive Surgical, Inc. (a)	836	410,635
Invacare Corp.	7,979	104,126
MAKO Surgical Corp. (a)	33,010	368,062
Masimo Corp.	15,145	297,145
Medtronic, Inc.	9,440	443,302
NuVasive, Inc. (a)	16,756	357,070
NxStage Medical, Inc. (a)	13,085	147,599
Orthofix International NV (a)	4,302	154,313
Quidel Corp. (a)	7,572	179,835
ResMed, Inc.	9,839	456,136
Sirona Dental Systems, Inc. (a)	5,955	439,062
St. Jude Medical, Inc.	10,188	412,003
STERIS Corp.	9,437	392,674
Stryker Corp.	6,550	427,322
Teleflex, Inc.	5,365	453,396
Thoratec Corp. (a)	11,994	449,775
Varian Medical Systems, Inc. (a)	5,831	419,832
Volcano Corp. (a)	18,474	411,231
Wright Medical Group, Inc. (a)	9,904	235,814
Zimmer Holdings, Inc.	5,709	429,431

		15,056,224

HEALTH CARE SUPPLIES — 19.0%
Alere, Inc. (a)	18,048	460,765
Align Technology, Inc. (a)	12,930	433,284
Antares Pharma, Inc. (a)	32,094	114,897
DENTSPLY International, Inc.	10,071	427,212
Endologix, Inc. (a)	12,876	207,947
Haemonetics Corp. (a)	10,300	429,098
ICU Medical, Inc. (a)	2,821	166,298
Meridian Bioscience, Inc.	6,304	143,857
Merit Medical Systems, Inc. (a)	7,338	89,964
Neogen Corp. (a)	3,136	155,452
OraSure Technologies, Inc. (a)	17,819	96,223
The Cooper Cos., Inc.	3,977	429,039
West Pharmaceutical Services, Inc.	5,827	378,405

		3,532,441

TOTAL COMMON STOCKS —
(Cost $16,996,711)		18,588,665

SHORT TERM INVESTMENT — 0.3%
MONEY MARKET FUND — 0.3%
State Street Institutional Liquid Reserves Fund 0.13% (b)(c) (Cost $59,172)	59,172	59,172

TOTAL INVESTMENTS — 100.0% (d)
(Cost $17,055,883)		18,647,837
OTHER ASSETS & LIABILITIES — 0.0% (e)		8,422

NET ASSETS — 100.0%		$18,656,259

(a)	Non-income producing security.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Amount shown represents less than 0.05% of net assets.
PLC = Public Limited Company

SPDR S&P Health Care Services ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
HEALTH CARE DISTRIBUTORS — 15.8%
AmerisourceBergen Corp. (a)	12,860	$661,647
Cardinal Health, Inc.	13,471	560,663
Henry Schein, Inc. (a)(b)	6,903	638,873
McKesson Corp.	5,708	616,236
MWI Veterinary Supply, Inc. (a)(b)	2,009	265,710
Owens & Minor, Inc. (a)	19,861	646,674
Patterson Cos., Inc. (a)	16,919	643,599
PharMerica Corp. (a)(b)	10,618	148,652

		4,182,054

HEALTH CARE FACILITIES — 30.6%
Acadia Healthcare Co., Inc. (b)	18,133	532,929
AmSurg Corp. (a)(b)	7,292	245,303
Brookdale Senior Living, Inc. (b)	21,054	586,986
Capital Senior Living Corp. (b)	9,589	253,437
Community Health Systems, Inc.	14,529	688,529
Emeritus Corp. (a)(b)	8,365	232,463
Hanger, Inc. (a)(b)	8,630	272,104
HCA Holdings, Inc.	16,737	680,024
Health Management Associates, Inc. (Class A) (b)	54,737	704,465
HealthSouth Corp. (a)(b)	25,430	670,589
Kindred Healthcare, Inc. (a)(b)	16,959	178,578
LifePoint Hospitals, Inc. (b)	13,805	668,990
Select Medical Holdings Corp. (a)	33,626	302,634
Tenet Healthcare Corp. (b)	14,432	686,675
The Ensign Group, Inc. (a)	3,712	123,981
Universal Health Services, Inc. (Class B) (a)	10,387	663,418
VCA Antech, Inc. (a)(b)	27,429	644,307

		8,135,412

HEALTH CARE SERVICES — 27.9%
Accretive Health, Inc. (a)(b)	65,557	666,059
Air Methods Corp. (a)	12,783	616,652
Amedisys, Inc. (a)(b)	15,914	176,964
Bio-Reference Laboratories, Inc. (a)(b)	17,957	466,523
BioScrip, Inc. (b)	15,560	197,768
Chemed Corp. (a)	6,863	548,903
DaVita, Inc. (b)	5,256	623,309
Express Scripts Holding Co. (b)	10,601	611,148
IPC The Hospitalist Co. (a)(b)	3,855	171,470
Laboratory Corp. of America Holdings (a)(b)	6,976	629,235
Landauer, Inc. (a)	1,884	106,220
MEDNAX, Inc. (a)(b)	7,218	646,949
Omnicare, Inc. (a)	16,489	671,432
Quest Diagnostics, Inc.	11,145	629,135
Team Health Holdings, Inc. (b)	18,034	656,077

		7,417,844

MANAGED HEALTH CARE — 25.6%
Aetna, Inc.	12,341	630,872
Centene Corp. (a)(b)	13,010	572,960
CIGNA Corp.	10,450	651,766
Coventry Health Care, Inc.	13,327	626,769
Health Net, Inc. (b)	22,679	649,073
Humana, Inc.	9,164	633,324
Magellan Health Services, Inc. (a)(b)	10,482	498,629
Molina Healthcare, Inc. (b)	18,892	583,196
UnitedHealth Group, Inc.	11,586	662,835
WellCare Health Plans, Inc. (a)(b)	10,751	623,128
WellPoint, Inc.	9,891	655,081

		6,787,633

TOTAL COMMON STOCKS —
(Cost $24,543,563)		26,522,943

SHORT TERM INVESTMENTS — 18.0%
MONEY MARKET FUNDS — 18.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	4,766,517	4,766,517
State Street Institutional Liquid Reserves Fund 0.13% (d)(e)	12,381	12,381

TOTAL SHORT TERM INVESTMENTS —
(Cost $4,778,898)		4,778,898

TOTAL INVESTMENTS — 117.9% (f)
(Cost $29,322,461)		31,301,841
OTHER ASSETS & LIABILITIES — (17.9)%		(4,755,444)

NET ASSETS — 100.0%		$26,546,397

(a)	A portion of the security was on loan at March 31, 2013.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Homebuilders ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BUILDING PRODUCTS — 26.9%
A.O. Smith Corp.	1,284,726	$94,517,292
Apogee Enterprises, Inc.	919,070	26,607,077
Armstrong World Industries, Inc. (a)(b)	1,758,720	98,294,861
Fortune Brands Home & Security, Inc. (b)	2,606,977	97,579,149
Lennox International, Inc.	1,518,009	96,378,391
Masco Corp.	4,709,248	95,362,272
Owens Corning (b)	2,337,022	92,148,777
Quanex Building Products Corp. (a)(c)	1,943,417	31,289,014
Simpson Manufacturing Co., Inc. (a)	1,280,571	39,198,278
Universal Forest Products, Inc.	322,162	12,825,269
USG Corp. (a)(b)	3,274,025	86,565,221

		770,765,601

HOME FURNISHINGS — 10.8%
Ethan Allen Interiors, Inc. (a)(c)	1,994,446	65,657,162
La-Z-Boy, Inc.	2,116,894	39,945,790
Leggett & Platt, Inc. (a)	2,944,538	99,466,494
Tempur-Pedic International, Inc. (a)(b)	2,082,020	103,330,652

		308,400,098

HOME FURNISHING RETAIL — 16.5%
Aaron’s, Inc.	2,366,483	67,870,732
Bed Bath & Beyond, Inc. (b)	1,581,617	101,887,767
Pier 1 Imports, Inc. (a)	4,222,173	97,109,979
Select Comfort Corp. (b)(c)	5,173,632	102,282,705
Williams-Sonoma, Inc.	2,028,497	104,508,166

		473,659,349

HOME IMPROVEMENT RETAIL — 9.8%
Lowe’s Cos., Inc.	2,388,766	90,582,007
Lumber Liquidators Holdings, Inc. (a)(b)(c)	1,411,477	99,113,915
The Home Depot, Inc.	1,315,680	91,808,150

		281,504,072

HOMEBUILDING — 28.3%
D.R. Horton, Inc. (a)	3,901,121	94,797,240
Lennar Corp. (Class A) (a)	2,250,667	93,357,667
M.D.C. Holdings, Inc.	2,371,818	86,927,130
M/I Homes, Inc. (b)(c)	2,418,765	59,138,804
NVR, Inc. (b)	89,765	96,956,074
Pulte Group, Inc. (b)	4,634,837	93,809,101
Standard Pacific Corp. (a)(b)(c)	10,805,738	93,361,576
The Ryland Group, Inc. (c)	2,404,028	100,055,646
Toll Brothers, Inc. (b)	2,673,758	91,549,474

		809,952,712

HOUSEHOLD APPLIANCES — 4.3%
Helen of Troy, Ltd. (b)	782,524	30,017,621
Whirlpool Corp.	797,488	94,470,428

		124,488,049

HOUSEHOLD DURABLES — 3.3%
Mohawk Industries, Inc. (b)	836,156	94,585,967

TOTAL COMMON STOCKS —
(Cost $2,472,789,418)		2,863,355,848

SHORT TERM INVESTMENTS — 8.6%
MONEY MARKET FUNDS — 8.6%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	243,147,611	243,147,611
State Street Institutional Liquid Reserves Fund 0.13% (e)(f)	2,534,251	2,534,251

TOTAL SHORT TERM INVESTMENTS —
(Cost $245,681,862)		245,681,862

TOTAL INVESTMENTS — 108.5% (g)
(Cost $2,718,471,280)		3,109,037,710
OTHER ASSETS & LIABILITIES — (8.5)%		(242,663,538)

NET ASSETS — 100.0%		$2,866,374,172

(a)	A portion of the security was on loan at March 31, 2013.
(b)	Non-income producing security.
(c)	Affiliated issuer. (See accompanying Notes to Schedules of Investments)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Metals & Mining ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ALUMINUM — 7.2%
Alcoa, Inc.	2,395,339	$20,408,288
Century Aluminum Co. (a)(b)	1,182,753	9,154,508
Kaiser Aluminum Corp. (b)	182,078	11,771,343
Noranda Aluminium Holding Corp.	508,506	2,283,192

		43,617,331

COAL & CONSUMABLE FUELS — 17.3%
Alpha Natural Resources, Inc. (a)(b)	2,403,732	19,734,640
Arch Coal, Inc. (b)	3,862,155	20,971,502
Cloud Peak Energy, Inc. (a)	1,179,847	22,157,527
CONSOL Energy, Inc.	642,104	21,606,799
Peabody Energy Corp.	937,455	19,827,173

		104,297,641

DIVERSIFIED METALS & MINING — 19.0%
AMCOL International Corp. (b)	145,683	4,398,170
Compass Minerals International, Inc. (b)	267,167	21,079,476
Freeport-McMoRan Copper & Gold, Inc.	620,887	20,551,360
Globe Specialty Metals, Inc. (b)	492,406	6,854,291
Horsehead Holding Corp. (a)	300,916	3,273,966
Materion Corp.	117,444	3,347,154
Molycorp, Inc. (a)(b)	3,183,983	16,556,712
RTI International Metals, Inc. (a)(b)	230,725	7,311,675
SunCoke Energy, Inc. (a)	773,628	12,633,345
Walter Energy, Inc. (b)	652,698	18,601,893

		114,608,042

GOLD — 10.4%
Allied Nevada Gold Corp. (a)	1,136,932	18,713,901
Newmont Mining Corp.	526,424	22,051,901
Royal Gold, Inc.	310,425	22,049,488

		62,815,290

PRECIOUS METALS & MINERALS — 11.6%
Coeur d’Alene Mines Corp. (a)	1,090,074	20,558,796
Hecla Mining Co. (b)	4,862,132	19,205,422
McEwen Mining, Inc. (a)(b)	3,509,676	10,037,673
Stillwater Mining Co. (a)(b)	1,570,269	20,303,578

		70,105,469

STEEL — 34.3%
AK Steel Holding Corp. (b)	5,367,281	17,765,700
Allegheny Technologies, Inc.	628,195	19,920,063
Carpenter Technology Corp.	428,954	21,143,143
Cliffs Natural Resources, Inc. (b)	835,561	15,884,015
Commercial Metals Co.	1,246,363	19,754,853
Haynes International, Inc.	71,732	3,966,780
Nucor Corp.	432,811	19,974,228
Reliance Steel & Aluminum Co.	306,632	21,822,999
Schnitzer Steel Industries, Inc. (Class A) (b)	394,435	10,515,637
Steel Dynamics, Inc.	1,295,526	20,559,998
United States Steel Corp. (b)	987,308	19,252,506
Worthington Industries, Inc. (b)	521,907	16,168,679

		206,728,601

TOTAL COMMON STOCKS —
(Cost $912,470,973)		602,172,374

SHORT TERM INVESTMENTS — 14.0%
MONEY MARKET FUNDS — 14.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	83,336,814	83,336,814
State Street Institutional Liquid Reserves Fund 0.13% (d)(e)	952,093	952,093

TOTAL SHORT TERM INVESTMENTS —
(Cost $84,288,907)		84,288,907

TOTAL INVESTMENTS — 113.8% (f)
(Cost $996,759,880)		686,461,281
OTHER ASSETS & LIABILITIES — (13.8)%		(83,148,177)

NET ASSETS — 100.0%		$603,313,104

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Oil & Gas Equipment & Services ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
OIL & GAS DRILLING — 26.7%
Atwood Oceanics, Inc. (a)	147,672	$7,758,687
Diamond Offshore Drilling, Inc.	108,839	7,570,841
Ensco PLC (Class A)	127,976	7,678,560
Helmerich & Payne, Inc.	114,815	6,969,271
Hercules Offshore, Inc. (a)	1,054,717	7,826,000
Nabors Industries, Ltd.	445,007	7,218,014
Noble Corp.	205,655	7,845,738
Parker Drilling Co. (a)	399,392	1,709,398
Patterson-UTI Energy, Inc. (b)	306,181	7,299,355
Pioneer Energy Services Corp. (a)	321,191	2,649,826
Rowan Cos. PLC (a)	213,579	7,552,153
Transocean, Ltd.	138,750	7,209,450
Unit Corp. (a)	161,968	7,377,642

		86,664,935

OIL & GAS EQUIPMENT & SERVICES — 73.0%
Baker Hughes, Inc.	160,201	7,434,928
Basic Energy Services, Inc. (a)(b)	519,562	7,102,413
Bristow Group, Inc.	125,932	8,303,956
C&J Energy Services, Inc. (a)(b)	322,416	7,383,326
Cameron International Corp. (a)	112,818	7,355,734
CARBO Ceramics, Inc. (b)	82,047	7,472,020
Core Laboratories NV	54,560	7,524,915
Dresser-Rand Group, Inc. (a)	127,397	7,855,299
Dril-Quip, Inc. (a)	88,239	7,691,794
Era Group, Inc. (a)	132,009	2,772,189
Exterran Holdings, Inc. (a)(b)	277,695	7,497,765
FMC Technologies, Inc. (a)	143,213	7,789,355
Forum Energy Technologies, Inc. (a)	286,792	8,248,138
Geospace Technologies Corp. (a)	62,941	6,792,593
Gulfmark Offshore, Inc. (Class A) (b)	189,963	7,400,958
Halliburton Co.	175,453	7,090,056
Heckmann Corp. (a)(b)	1,621,757	6,957,338
Helix Energy Solutions Group, Inc. (a)	311,501	7,127,143
Hornbeck Offshore Services, Inc. (a)	172,874	8,031,726
ION Geophysical Corp. (a)(b)	545,415	3,714,276
Key Energy Services, Inc. (a)	891,679	7,204,766
Lufkin Industries, Inc. (b)	108,383	7,195,547
McDermott International, Inc. (a)	678,586	7,457,660
National Oilwell Varco, Inc.	108,253	7,658,900
Newpark Resources, Inc. (a)(b)	330,380	3,065,926
Oceaneering International, Inc.	115,908	7,697,450
Oil States International, Inc. (a)	95,106	7,757,796
RPC, Inc. (b)	431,196	6,541,243
Schlumberger, Ltd.	94,653	7,088,563
SEACOR Holdings, Inc.	103,882	7,654,026
Superior Energy Services, Inc. (a)	275,014	7,142,114
Tetra Technologies, Inc. (a)	367,441	3,769,945
Tidewater, Inc. (b)	157,923	7,975,112
Weatherford International, Ltd. (a)	625,141	7,589,212

		237,344,182

TOTAL COMMON STOCKS —
(Cost $324,390,595)		324,009,117

SHORT TERM INVESTMENTS — 10.4%
MONEY MARKET FUNDS — 10.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	32,762,174	32,762,174
State Street Institutional Liquid Reserves Fund 0.13% (d)(e)	1,027,872	1,027,872

TOTAL SHORT TERM INVESTMENTS —
(Cost $33,790,046)		33,790,046

TOTAL INVESTMENTS — 110.1% (f)
(Cost $358,180,641)		357,799,163
OTHER ASSETS & LIABILITIES — (10.1)%		(32,736,877)

NET ASSETS — 100.0%		$325,062,286

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company

SPDR S&P Oil & Gas Exploration & Production ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
INTEGRATED OIL & GAS — 10.4%
Chevron Corp.	91,387	$10,858,603
ConocoPhillips	185,314	11,137,371
Exxon Mobil Corp.	121,915	10,985,761
Hess Corp.	156,070	11,176,173
Marathon Oil Corp.	323,458	10,907,004
Murphy Oil Corp.	173,953	11,086,025
Occidental Petroleum Corp.	131,603	10,313,727

		76,464,664

OIL & GAS EXPLORATION & PRODUCTION — 73.9%
Anadarko Petroleum Corp.	130,287	11,393,598
Apache Corp.	143,318	11,058,417
Approach Resources, Inc. (a)(b)	429,093	10,559,979
Berry Petroleum Co. (Class A)	229,689	10,632,304
Bill Barrett Corp. (a)(b)	549,378	11,135,892
Bonanza Creek Energy, Inc. (a)	284,094	10,985,915
Cabot Oil & Gas Corp.	167,880	11,350,367
Carrizo Oil & Gas, Inc. (a)(b)	427,949	11,028,246
Chesapeake Energy Corp.	507,926	10,366,770
Cimarex Energy Co.	153,398	11,572,345
Cobalt International Energy, Inc. (a)	417,571	11,775,502
Comstock Resources, Inc. (a)	678,998	11,033,717
Concho Resources, Inc. (a)	117,049	11,404,084
Contango Oil & Gas Co.	140,763	5,643,189
Continental Resources, Inc. (a)	118,959	10,341,106
Denbury Resources, Inc. (a)	589,034	10,985,484
Devon Energy Corp.	192,702	10,872,247
Energen Corp.	229,155	11,918,351
Energy XXI Bermuda, Ltd.	352,748	9,601,800
EOG Resources, Inc.	84,288	10,794,764
EPL Oil & Gas, Inc. (a)	277,443	7,438,247
EQT Corp.	166,033	11,248,736
EXCO Resources, Inc. (b)	1,515,493	10,805,465
Forest Oil Corp. (a)(b)	1,821,269	9,579,875
Gulfport Energy Corp. (a)	253,700	11,627,071
Halcon Resources Corp. (a)	1,536,994	11,973,183
Kodiak Oil & Gas Corp. (a)	1,162,613	10,568,152
Laredo Petroleum Holdings, Inc. (a)(b)	606,224	11,087,837
Magnum Hunter Resources Corp. (a)(b)	2,695,560	10,809,196
McMoRan Exploration Co. (a)	668,743	10,933,948
Newfield Exploration Co. (a)	456,782	10,241,052
Noble Energy, Inc.	96,104	11,115,389
Northern Oil and Gas, Inc. (a)(b)	719,623	10,348,179
Oasis Petroleum, Inc. (a)	282,821	10,766,995
PDC Energy, Inc. (a)	214,781	10,646,694
Pioneer Natural Resources Co.	84,940	10,553,795
Plains Exploration & Production Co. (a)	233,195	11,069,767
QEP Resources, Inc.	346,808	11,042,367
Range Resources Corp.	137,506	11,143,486
Resolute Energy Corp. (a)	422,424	4,862,100
Rex Energy Corp. (a)	755,710	12,454,101
Rosetta Resources, Inc. (a)	217,927	10,368,967
SandRidge Energy, Inc. (a)(b)	1,864,892	9,827,981
SM Energy Co.	184,187	10,907,554
Southwestern Energy Co. (a)	288,120	10,735,351
Stone Energy Corp. (a)	493,965	10,743,739
Swift Energy Co. (a)(b)	729,596	10,805,317
Ultra Petroleum Corp. (a)(b)	589,050	11,839,905
VAALCO Energy, Inc. (a)	579,609	4,399,232
W&T Offshore, Inc. (b)	700,907	9,952,879
Whiting Petroleum Corp. (a)	214,879	10,924,448
WPX Energy, Inc. (a)	666,797	10,682,088

		545,957,173

OIL & GAS REFINING & MARKETING — 15.6%
Clean Energy Fuels Corp. (a)(b)	812,747	10,565,711
CVR Energy, Inc. (a)	182,334	9,412,081
Delek US Holdings, Inc.	270,646	10,679,691
HollyFrontier Corp.	193,081	9,934,017
Marathon Petroleum Corp.	121,754	10,909,158
Phillips 66	164,277	11,494,462
Rentech, Inc.	3,998,652	9,396,832
Tesoro Corp.	185,690	10,872,150
Valero Energy Corp.	238,002	10,826,711
Western Refining, Inc. (b)	283,100	10,024,571
World Fuel Services Corp.	279,204	11,089,983

		115,205,367

TOTAL COMMON STOCKS —
(Cost $865,421,835)		737,627,204

WARRANTS — 0.0% (c)
OIL & GAS EXPLORATION & PRODUCTION — 0.0% (c)
Magnum Hunter Resources (expiring 10/14/13) (a)(b) (Cost $0)	161,074	20,940

SHORT TERM INVESTMENTS — 9.5%
MONEY MARKET FUNDS — 9.5%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	69,351,216	69,351,216
State Street Institutional Liquid Reserves Fund 0.13% (e)(f)	241,319	241,319

TOTAL SHORT TERM INVESTMENTS —
(Cost $69,592,535)		69,592,535

TOTAL INVESTMENTS — 109.4% (g)
(Cost $935,014,370)		807,240,679
OTHER ASSETS & LIABILITIES — (9.4)%		(69,043,118)

NET ASSETS — 100.0%		$738,197,561

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2013.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Pharmaceuticals ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
PHARMACEUTICALS — 99.9%
AbbVie, Inc.	421,183	$17,175,843
Actavis, Inc. (a)	179,614	16,544,245
Akorn, Inc. (a)(b)	536,592	7,421,067
Allergan, Inc.	143,652	16,035,873
Auxilium Pharmaceuticals, Inc. (a)	646,580	11,172,902
AVANIR Pharmaceuticals, Inc. (Class A) (a)(b)	790,485	2,165,929
Bristol-Myers Squibb Co.	420,521	17,321,260
Eli Lilly & Co.	285,091	16,190,318
Endo Health Solutions, Inc. (a)	506,435	15,577,941
Forest Laboratories, Inc. (a)	414,965	15,785,269
Hi-Tech Pharmacal Co., Inc. (b)	92,481	3,062,046
Hospira, Inc. (a)	522,271	17,146,157
Impax Laboratories, Inc. (a)	552,231	8,526,447
Jazz Pharmaceuticals PLC (a)	268,801	15,028,664
Johnson & Johnson	201,167	16,401,145
Merck & Co., Inc.	365,927	16,184,951
Mylan, Inc. (a)	511,712	14,808,945
Nektar Therapeutics (a)(b)	559,954	6,159,494
Optimer Pharmaceuticals, Inc. (a)(b)	397,946	4,735,557
Pacira Pharmaceuticals, Inc. (a)(b)	145,100	4,187,586
Perrigo Co.	135,979	16,144,787
Pfizer, Inc.	557,854	16,099,666
Questcor Pharmaceuticals, Inc. (b)	507,098	16,500,969
Salix Pharmaceuticals, Ltd. (a)	318,116	16,281,177
Santarus, Inc. (a)	554,599	9,611,201
The Medicines Co. (a)	490,368	16,388,099
ViroPharma, Inc. (a)(b)	498,662	12,546,336
VIVUS, Inc. (a)(b)	1,344,053	14,784,583
Warner Chilcott PLC	1,164,824	15,783,365

TOTAL COMMON STOCKS —
(Cost $345,701,912)		375,771,822

SHORT TERM INVESTMENTS — 8.9%
MONEY MARKET FUNDS — 8.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	33,173,373	33,173,373
State Street Institutional Liquid Reserves Fund 0.13% (d)(e)	142,671	142,671

TOTAL SHORT TERM INVESTMENTS —
(Cost $33,316,044)		33,316,044

TOTAL INVESTMENTS — 108.8% (f)
(Cost $379,017,956)		409,087,866
OTHER ASSETS & LIABILITIES — (8.8)%		(33,088,818)

NET ASSETS — 100.0%		$375,999,048

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company

SPDR S&P Retail ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
APPAREL RETAIL — 28.2%
Abercrombie & Fitch Co. (Class A)	198,222	$9,157,856
Aeropostale, Inc. (a)(b)	699,264	9,509,990
American Eagle Outfitters, Inc.	454,005	8,489,894
ANN, Inc. (a)	305,769	8,873,416
Ascena Retail Group, Inc. (a)	502,412	9,319,743
Brown Shoe Co., Inc.	547,503	8,760,048
Chico’s FAS, Inc.	541,674	9,100,123
DSW, Inc. (Class A)	141,258	9,012,260
Express, Inc. (a)	501,894	8,938,732
Foot Locker, Inc.	291,735	9,989,007
Francesca’s Holdings Corp. (a)(b)	359,750	10,310,435
Genesco, Inc. (a)	158,293	9,511,826
Guess?, Inc. (b)	336,040	8,343,873
Hot Topic, Inc. (b)	691,115	9,592,676
Jos. A. Bank Clothiers, Inc. (a)(b)	224,775	8,968,523
L Brands, Inc.	211,207	9,432,505
Ross Stores, Inc.	170,210	10,318,130
Rue21, Inc. (a)(b)	342,491	10,065,811
Stage Stores, Inc.	357,541	9,253,161
The Buckle, Inc. (b)	206,922	9,652,911
The Cato Corp. (Class A)	295,370	7,130,232
The Children’s Place Retail Stores, Inc. (a)	198,055	8,876,825
The Finish Line, Inc. (Class A) (b)	519,602	10,179,003
The Gap, Inc.	264,028	9,346,591
The Men’s Wearhouse, Inc.	325,257	10,870,089
TJX Cos., Inc.	212,994	9,957,470
Urban Outfitters, Inc. (a)	231,566	8,970,867
Zumiez, Inc. (a)(b)	414,759	9,497,981

		261,429,978

AUTOMOTIVE RETAIL — 12.6%
Advance Auto Parts, Inc.	124,483	10,288,520
Asbury Automotive Group, Inc. (a)	264,773	9,714,521
AutoNation, Inc. (a)	214,048	9,364,600
AutoZone, Inc. (a)	24,833	9,852,990
CarMax, Inc. (a)	231,010	9,633,117
Group 1 Automotive, Inc. (b)	155,248	9,325,747
Lithia Motors, Inc. (Class A)	212,484	10,088,740
Monro Muffler Brake, Inc. (b)	248,219	9,856,777
O’Reilly Automotive, Inc. (a)	91,371	9,370,096
Penske Automotive Group, Inc. (b)	296,811	9,901,615
Pep Boys-Manny, Moe & Jack (a)	829,659	9,781,680
Sonic Automotive, Inc. (Class A)	406,364	9,005,026

		116,183,429

CATALOG RETAIL — 1.0%
HSN, Inc.	176,373	9,675,823

COMPUTER & ELECTRONICS RETAIL — 3.3%
Best Buy Co., Inc.	474,249	10,504,615
GameStop Corp. (Class A) (b)	387,761	10,845,675
Rent-A-Center, Inc. (b)	253,610	9,368,354

		30,718,644

DEPARTMENT STORES — 7.2%
Dillard’s, Inc. (Class A)	118,660	9,320,743
J.C. Penney Co., Inc. (b)	633,095	9,566,066
Kohl’s Corp.	205,014	9,457,296
Macy’s, Inc.	229,562	9,604,874
Nordstrom, Inc.	174,811	9,654,812
Saks, Inc. (a)(b)	842,752	9,666,365
Sears Holdings Corp. (a)(b)	192,553	9,621,873

		66,892,029

DRUG RETAIL — 3.5%
CVS Caremark Corp.	182,970	10,061,520
Rite Aid Corp. (a)	5,797,304	11,014,878
Walgreen Co.	235,386	11,223,204

		32,299,602

FOOD RETAIL — 8.9%
Casey’s General Stores, Inc. (b)	166,373	9,699,546
Harris Teeter Supermarkets, Inc.	221,850	9,475,214
Safeway, Inc.	405,332	10,680,498
SUPERVALU, Inc. (b)	2,327,475	11,730,474
Susser Holdings Corp. (a)(b)	200,758	10,260,741
The Fresh Market, Inc. (a)	245,820	10,513,721
The Kroger Co.	306,890	10,170,335
Whole Foods Market, Inc.	112,478	9,757,467

		82,287,996

GENERAL MERCHANDISE STORES — 7.0%
Big Lots, Inc. (a)(b)	266,693	9,406,262
Conn’s, Inc. (a)(b)	283,036	10,160,992
Dollar General Corp. (a)	200,159	10,124,042
Dollar Tree, Inc. (a)	212,436	10,288,275
Family Dollar Stores, Inc.	162,751	9,610,447
Fred’s, Inc. (Class A)	371,963	5,088,454
Target Corp.	144,175	9,868,779

		64,547,251

HYPERMARKETS & SUPER CENTERS — 3.2%
Costco Wholesale Corp.	92,835	9,850,722
PriceSmart, Inc. (b)	125,197	9,744,083
Wal-Mart Stores, Inc.	130,910	9,795,995

		29,390,800

INTERNET RETAIL — 9.4%
Amazon.com, Inc. (a)	34,893	9,298,636
Blue Nile, Inc. (a)	268,335	9,244,141
Expedia, Inc.	147,805	8,869,778
Groupon, Inc. (a)(b)	1,742,411	10,663,555
HomeAway, Inc. (a)	314,357	10,216,602
Netflix, Inc. (a)	51,788	9,809,165
Priceline.com, Inc. (a)	13,262	9,123,328
Shutterfly, Inc. (a)	215,552	9,520,932
TripAdvisor, Inc. (a)	187,453	9,845,031

		86,591,168

SPECIALTY STORES — 15.4%
Barnes & Noble, Inc. (a)(b)	573,093	9,427,380
Cabela’s, Inc. (a)	173,616	10,552,381
Dick’s Sporting Goods, Inc. (b)	188,985	8,938,991
GNC Holdings, Inc. (Class A) (b)	236,617	9,294,316
Hibbett Sports, Inc. (a)(b)	180,661	10,165,794
Office Depot, Inc. (a)(b)	2,316,094	9,102,249
OfficeMax, Inc.	791,223	9,186,099
PetSmart, Inc.	150,772	9,362,941
Sally Beauty Holdings, Inc. (a)	322,793	9,483,658
Signet Jewelers, Ltd. (b)	157,432	10,547,944
Staples, Inc.	738,122	9,912,978
Tiffany & Co. (b)	136,179	9,469,888
Tractor Supply Co.	91,371	9,514,462

SPDR S&P Retail ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Ulta Salon Cosmetics & Fragrance, Inc.	106,536	$8,647,527
Vitamin Shoppe, Inc. (a)	184,316	9,003,837

		142,610,445

TOTAL COMMON STOCKS —
(Cost $949,466,467)		922,627,165

SHORT TERM INVESTMENTS — 10.6%
MONEY MARKET FUNDS — 10.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	95,841,448	95,841,448
State Street Institutional Liquid Reserves Fund 0.13% (d)(e)	1,984,012	1,984,012

TOTAL SHORT TERM INVESTMENTS —
(Cost $97,825,460)		97,825,460

TOTAL INVESTMENTS — 110.3% (f)
(Cost $1,047,291,927)		1,020,452,625
OTHER ASSETS & LIABILITIES — (10.3)%		(95,255,328)

NET ASSETS — 100.0%		$925,197,297

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Semiconductor ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
SEMICONDUCTORS — 99.8%
Advanced Micro Devices, Inc. (a)(b)	415,669	$1,059,956
Altera Corp.	30,191	1,070,875
Analog Devices, Inc.	23,110	1,074,384
Applied Micro Circuits Corp. (a)(b)	55,206	409,628
Atmel Corp. (a)(b)	164,726	1,146,493
Avago Technologies Ltd.	30,170	1,083,706
Broadcom Corp. (Class A)	31,765	1,101,293
Cavium, Inc. (a)	27,930	1,083,963
CEVA, Inc. (a)(b)	13,351	208,276
Cirrus Logic, Inc. (a)(b)	45,189	1,028,050
Cree, Inc. (a)(b)	20,338	1,112,692
Cypress Semiconductor Corp. (a)(b)	97,891	1,079,738
Diodes, Inc. (a)(b)	17,862	374,745
Entropic Communications, Inc. (a)(b)	65,248	265,559
Fairchild Semiconductor International, Inc. (a)	73,335	1,036,957
First Solar, Inc. (a)(b)	40,480	1,091,341
Freescale Semiconductor, Ltd. (a)	66,504	990,245
Hittite Microwave Corp. (a)(b)	10,068	609,718
Integrated Device Technology, Inc. (a)	156,328	1,167,770
Intel Corp.	49,241	1,075,916
International Rectifier Corp. (a)(b)	35,914	759,581
Intersil Corp. (Class A)	91,875	800,231
Lattice Semiconductor Corp. (a)	82,823	451,385
Linear Technology Corp.	27,701	1,062,887
LSI Corp. (a)	153,775	1,042,594
Marvell Technology Group, Ltd.	99,453	1,052,213
Maxim Integrated Products, Inc.	33,445	1,091,979
Micrel, Inc. (b)	17,298	181,802
Microchip Technology, Inc. (b)	28,875	1,061,445
Micron Technology, Inc. (a)	115,661	1,154,297
Microsemi Corp. (a)	38,873	900,687
Monolithic Power Systems, Inc. (b)	24,351	593,434
NVIDIA Corp.	83,006	1,064,137
OmniVision Technologies, Inc. (a)(b)	79,892	1,100,912
ON Semiconductor Corp. (a)	131,694	1,090,426
PMC-Sierra, Inc. (a)	150,106	1,019,220
Power Integrations, Inc. (b)	15,378	667,559
Rambus, Inc. (a)	51,233	287,417
RF Micro Devices, Inc. (a)(b)	232,344	1,236,070
Semtech Corp. (a)	31,681	1,121,191
Silicon Image, Inc. (a)	70,790	344,039
Silicon Laboratories, Inc. (a)	25,261	1,044,795
Skyworks Solutions, Inc. (a)	49,722	1,095,376
Spansion, Inc. (Class A) (a)	30,037	386,576
Texas Instruments, Inc.	30,158	1,070,006
TriQuint Semiconductor, Inc. (a)(b)	224,024	1,131,321
Volterra Semiconductor Corp. (a)	33,280	472,576
Xilinx, Inc.	27,735	1,058,645

TOTAL COMMON STOCKS —
(Cost $44,501,229)		42,414,106

SHORT TERM INVESTMENTS — 13.5%
MONEY MARKET FUNDS — 13.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	5,688,409	5,688,409
State Street Institutional Liquid Reserves Fund 0.13% (d)(e)	58,263	58,263

TOTAL SHORT TERM INVESTMENTS —
(Cost $5,746,672)		5,746,672

TOTAL INVESTMENTS — 113.3% (f)
(Cost $50,247,901)		48,160,778
OTHER ASSETS & LIABILITIES — (13.3)%		(5,671,363)

NET ASSETS — 100.0%		$42,489,415

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P Software & Services ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
APPLICATION SOFTWARE — 30.9%
ACI Worldwide, Inc. (a)	1,969	$96,205
Adobe Systems, Inc. (a)	2,231	97,071
Advent Software, Inc. (a)(b)	3,469	97,028
Ansys, Inc. (a)(b)	1,161	94,529
Aspen Technology, Inc. (a)	2,851	92,059
Autodesk, Inc. (a)	2,305	95,058
Blackbaud, Inc. (b)	3,137	92,949
Bottomline Technologies, Inc. (a)(b)	3,282	93,570
BroadSoft, Inc. (a)(b)	3,568	94,445
Cadence Design Systems, Inc. (a)(b)	6,457	89,946
Citrix Systems, Inc. (a)	1,244	89,767
Compuware Corp. (a)(b)	7,747	96,838
Comverse, Inc. (a)(b)	3,431	96,205
Concur Technologies, Inc. (a)(b)	1,302	89,395
Ebix, Inc. (b)	5,984	97,060
FactSet Research Systems, Inc. (b)	932	86,303
Fair Isaac Corp. (b)	2,043	93,345
Guidewire Software, Inc. (a)(b)	2,504	96,254
Informatica Corp. (a)(b)	2,523	86,968
Interactive Intelligence Group (a)(b)	1,774	78,677
Intuit, Inc. (b)	1,366	89,678
Jive Software, Inc. (a)	5,534	84,117
Manhattan Associates, Inc. (a)	1,255	93,234
Mentor Graphics Corp. (b)	5,322	96,062
MicroStrategy, Inc. (a)(b)	811	81,976
Monotype Imaging Holdings, Inc. (b)	3,025	71,844
Netscout Systems, Inc. (a)(b)	3,587	88,133
Nuance Communications, Inc. (a)(b)	4,817	97,207
Pegasystems, Inc. (b)	3,306	92,832
PROS Holdings, Inc. (a)	2,242	60,915
PTC, Inc. (a)	3,609	91,993
QLIK Technologies, Inc. (a)(b)	3,341	86,298
RealPage, Inc. (a)(b)	4,457	92,304
Salesforce.com, Inc. (a)(b)	498	89,057
SolarWinds, Inc. (a)(b)	1,570	92,787
Solera Holdings, Inc. (b)	1,605	93,620
Splunk, Inc. (a)	2,392	95,752
SS&C Technologies Holdings, Inc. (a)(b)	3,343	100,223
Synchronoss Technologies, Inc. (a)(b)	2,997	92,997
Synopsys, Inc. (a)(b)	2,619	93,970
Tangoe, Inc. (a)(b)	6,883	85,280
TIBCO Software, Inc. (a)(b)	3,965	80,172
TiVo, Inc. (a)	7,272	90,100
Tyler Technologies, Inc. (a)(b)	1,547	94,769
Ultimate Software Group, Inc. (a)(b)	920	95,827
Verint Systems, Inc. (a)	2,625	95,944
VirnetX Holding Corp. (a)(b)	2,739	52,507
Workday, Inc. (Class A) (a)(b)	1,481	91,274

		4,324,544

DATA PROCESSING & OUTSOURCED SERVICES — 20.7%
Alliance Data Systems Corp. (a)(b)	591	95,677
Automatic Data Processing, Inc.	1,461	94,994
Broadridge Financial Solutions, Inc. (b)	3,905	97,000
Cardtronics, Inc. (a)	3,428	94,133
Computer Sciences Corp. (b)	1,860	91,568
Convergys Corp. (b)	5,442	92,677
CoreLogic, Inc. (a)	3,407	88,105
CSG Systems International, Inc. (a)	4,765	100,970
DST Systems, Inc.	1,331	94,860
Euronet Worldwide, Inc. (a)(b)	3,774	99,407
ExlService Holdings, Inc. (a)	2,843	93,478
Fidelity National Information Services, Inc.	2,442	96,752
Fiserv, Inc. (a)(b)	1,093	95,998
FleetCor Technologies, Inc. (a)(b)	1,313	100,668
Genpact, Ltd.	5,140	93,497
Global Payments, Inc. (b)	1,955	97,085
Heartland Payment Systems, Inc. (b)	3,128	103,130
Jack Henry & Associates, Inc. (b)	2,057	95,054
Lender Processing Services, Inc. (b)	3,725	94,838
Mastercard, Inc. (Class A)	175	94,698
NeuStar, Inc. (Class A) (a)(b)	2,041	94,968
Paychex, Inc. (b)	2,724	95,531
Sykes Enterprises, Inc. (a)(b)	3,882	61,957
Syntel, Inc. (b)	1,451	97,972
TeleTech Holdings, Inc. (a)(b)	2,620	55,570
The Western Union Co. (b)	6,328	95,173
Total System Services, Inc.	3,818	94,610
Vantiv, Inc. (a)(b)	4,189	99,447
VeriFone Systems, Inc. (a)(b)	4,592	94,963
Visa, Inc. (Class A) (b)	580	98,507
WEX, Inc. (a)(b)	1,186	93,101

		2,896,388

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES — 1.4%
CoStar Group, Inc. (a)(b)	898	98,295
Global Cash Access Holdings, Inc. (a)(b)	12,984	91,537

		189,832

HOME ENTERTAINMENT SOFTWARE — 2.6%
Activision Blizzard, Inc.	6,238	90,888
Electronic Arts, Inc. (a)	4,983	88,199
Take-Two Interactive Software, Inc. (a)(b)	6,004	96,965
Zynga, Inc. (Class A) (a)(b)	25,932	87,131

		363,183

INTERNET SOFTWARE & SERVICES — 22.0%
Akamai Technologies, Inc. (a)(b)	2,486	87,731
Angie’s List, Inc. (a)(b)	4,760	94,058
AOL, Inc. (b)	2,470	95,070
Bankrate, Inc. (a)(b)	7,676	91,651
Blucora, Inc. (a)(b)	5,614	86,905
comScore, Inc. (a)	4,876	81,819
Constant Contact, Inc. (a)(b)	6,492	84,266
Cornerstone OnDemand, Inc. (a)	2,626	89,547
Dealertrack Technologies, Inc. (a)(b)	3,099	91,049
Dice Holdings, Inc. (a)(b)	8,413	85,224
Digital River, Inc. (a)	6,315	89,294
EarthLink, Inc. (b)	16,157	87,571
eBay, Inc. (a)	1,742	94,451
Equinix, Inc. (a)(b)	429	92,797
ExactTarget, Inc. (a)	4,025	93,662
Facebook, Inc. (Class A) (a)	3,311	84,695
Google, Inc. (Class A) (a)	111	88,137
IAC/InterActiveCorp. (b)	2,125	94,945
j2 Global, Inc. (b)	2,480	97,241
LinkedIn Corp. (Class A) (a)(b)	523	92,079
Liquidity Services, Inc. (a)(b)	2,892	86,210

SPDR S&P Software & Services ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

LivePerson, Inc. (a)(b)	6,411	$87,061
LogMeIn, Inc. (a)(b)	5,163	99,233
Monster Worldwide, Inc. (a)(b)	17,467	88,558
NIC, Inc. (b)	5,169	99,038
OpenTable, Inc. (a)(b)	1,473	92,770
Rackspace Hosting, Inc. (a)(b)	1,654	83,494
SPS Commerce, Inc. (a)	1,694	72,283
United Online, Inc. (b)	15,533	93,664
ValueClick, Inc. (a)(b)	3,340	98,697
VeriSign, Inc. (a)(b)	1,979	93,567
Web.com Group, Inc. (a)(b)	5,308	90,661
WebMD Health Corp. (a)(b)	3,811	92,683
Yahoo!, Inc. (a)	4,043	95,132

		3,075,243

IT CONSULTING & OTHER SERVICES — 10.2%
Accenture PLC (Class A)	1,182	89,797
Acxiom Corp. (a)(b)	4,811	98,144
Booz Allen Hamilton Holding Corp.	7,261	97,588
CACI International, Inc. (Class A) (a)(b)	1,724	99,768
Cognizant Technology Solutions Corp. (Class A) (a)	1,150	88,101
Forrester Research, Inc. (b)	3,164	100,141
Gartner, Inc. (a)(b)	1,797	97,775
iGate Corp. (a)	4,695	88,313
International Business Machines Corp.	444	94,705
ManTech International Corp. (Class A) (b)	3,691	99,177
MAXIMUS, Inc.	1,214	97,084
SAIC, Inc. (b)	7,588	102,817
Sapient Corp. (a)(b)	7,551	92,047
Teradata Corp. (a)(b)	1,568	91,744
Unisys Corp. (a)(b)	3,939	89,612

		1,426,813

SYSTEMS SOFTWARE — 12.0%
BMC Software, Inc. (a)(b)	2,157	99,934
CA, Inc. (b)	3,691	92,902
CommVault Systems, Inc. (a)(b)	1,195	97,966
Fortinet, Inc. (a)(b)	3,803	90,055
Imperva, Inc. (a)(b)	2,374	91,399
Infoblox, Inc. (a)(b)	4,284	92,963
MICROS Systems, Inc. (a)(b)	2,182	99,303
Microsoft Corp.	3,306	94,585
NetSuite, Inc. (a)(b)	1,234	98,794
Oracle Corp.	2,592	83,825
Progress Software Corp. (a)(b)	3,913	89,138
Red Hat, Inc. (a)(b)	1,726	87,267
Rovi Corp. (a)	4,479	95,895
ServiceNow, Inc. (a)(b)	2,525	91,405
Sourcefire, Inc. (a)	1,598	94,650
Symantec Corp. (a)	3,768	92,994
VMware, Inc. (Class A) (a)(b)	1,242	97,969
Websense, Inc. (a)(b)	6,131	91,965

		1,683,009

TOTAL COMMON STOCKS —
(Cost $12,341,193)		13,959,012

SHORT TERM INVESTMENTS — 28.2%
MONEY MARKET FUNDS — 28.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	3,921,153	3,921,153
State Street Institutional Liquid Reserves Fund 0.13% (d)(e)	18,688	18,688

TOTAL SHORT TERM INVESTMENTS —
(Cost $3,939,841)		3,939,841

TOTAL INVESTMENTS — 128.0% (f)
(Cost $16,281,034)		17,898,853
OTHER ASSETS & LIABILITIES — (28.0)%		(3,917,413)

NET ASSETS — 100.0%		$13,981,440

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company

SPDR S&P Telecom ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ALTERNATIVE CARRIERS — 9.0%
8x8, Inc. (a)	8,580	$58,773
Cogent Communications Group, Inc.	2,334	61,618
Iridium Communications, Inc. (a)	5,964	35,903
Level 3 Communications, Inc. (a)	5,140	104,291
tw telecom, Inc. (a)	4,398	110,786
Vonage Holdings Corp. (a)	13,579	39,243

		410,614

COMMUNICATIONS EQUIPMENT — 58.0%
ADTRAN, Inc.	5,329	104,715
Arris Group, Inc. (a)	6,237	107,089
Aruba Networks, Inc. (a)	4,297	106,308
Black Box Corp.	519	11,319
Brocade Communications Systems, Inc. (a)	18,660	107,668
Ciena Corp. (a)	6,441	103,120
Cisco Systems, Inc.	5,060	105,805
Comtech Telecommunications Corp.	1,353	32,851
EchoStar Corp. (Class A) (a)	1,482	57,754
Emulex Corp. (a)	9,264	60,494
F5 Networks, Inc. (a)	1,175	104,669
Finisar Corp. (a)	7,608	100,349
Harmonic, Inc. (a)	4,439	25,702
Harris Corp.	2,432	112,699
Infinera Corp. (a)	8,062	56,434
InterDigital, Inc.	2,321	111,013
Ixia (a)	5,070	109,715
JDS Uniphase Corp. (a)	7,136	95,408
Juniper Networks, Inc. (a)	5,339	98,985
Loral Space & Communications, Inc.	828	51,237
Motorola Solutions, Inc.	1,760	112,693
Netgear, Inc. (a)	3,176	106,428
Palo Alto Networks, Inc. (a)	1,974	111,728
Plantronics, Inc.	1,615	71,367
Polycom, Inc. (a)	11,003	121,913
QUALCOMM, Inc.	1,658	111,003
Riverbed Technology, Inc. (a)	7,014	104,579
Sonus Networks, Inc. (a)	17,731	45,923
Tellabs, Inc.	50,212	104,943
ViaSat, Inc. (a)	1,988	96,299

		2,650,210

INTEGRATED TELECOMMUNICATION SERVICES — 15.1%
AT&T, Inc.	3,012	110,510
CenturyLink, Inc.	3,212	112,838
Cincinnati Bell, Inc. (a)	34,521	112,538
Consolidated Communications Holdings, Inc.	1,801	31,608
Frontier Communications Corp.	27,142	108,025
Verizon Communications, Inc.	2,303	113,192
Windstream Corp.	12,905	102,595

		691,306

WIRELESS TELECOMMUNICATION SERVICES — 17.7%
Clearwire Corp. (Class A) (a)	34,738	112,551
Crown Castle International Corp. (a)	1,539	107,176
MetroPCS Communications, Inc. (a)	10,219	111,387
NII Holdings, Inc. (a)	23,859	103,310
SBA Communications Corp. (Class A) (a)	1,507	108,534
Sprint Nextel Corp. (a)	18,787	116,667
Telephone & Data Systems, Inc.	4,873	102,674
US Cellular Corp. (a)	1,215	43,740

		806,039

TOTAL COMMON STOCKS —
(Cost $5,145,855)		4,558,169

SHORT TERM INVESTMENT — 0.2%
MONEY MARKET FUND — 0.2%
State Street Institutional Liquid Reserves Fund 0.13% (b)(c) (Cost $11,043)	11,043	11,043

TOTAL INVESTMENTS — 100.0% (d)
(Cost $5,156,898)		4,569,212
OTHER ASSETS & LIABILITIES — 0.0% (e)		(1,582)

NET ASSETS — 100.0%		$4,567,630

(a)	Non-income producing security.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Amount shown represents less than 0.05% of net assets.

SPDR S&P Transportation ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
AIR FREIGHT & LOGISTICS — 18.9%
Atlas Air Worldwide Holdings, Inc. (a)	27,546	$1,122,775
C.H. Robinson Worldwide, Inc.	26,098	1,551,787
Expeditors International of Washington, Inc.	38,457	1,373,300
FedEx Corp.	13,801	1,355,258
Forward Air Corp.	8,045	299,998
HUB Group, Inc. (Class A) (a)	15,790	607,283
United Parcel Service, Inc. (Class B)	17,622	1,513,730
UTI Worldwide, Inc.	56,903	823,956

		8,648,087

AIRLINES — 25.7%
Alaska Air Group, Inc. (a)	25,872	1,654,773
Allegiant Travel Co.	10,226	907,864
Delta Air Lines, Inc. (a)	91,614	1,512,547
JetBlue Airways Corp. (a)	228,896	1,579,382
SkyWest, Inc.	28,853	463,091
Southwest Airlines Co.	121,354	1,635,852
Spirit Airlines, Inc. (a)	31,699	803,887
United Continental Holdings, Inc. (a)	47,456	1,519,067
US Airways Group, Inc. (a)	99,718	1,692,214

		11,768,677

MARINE — 4.4%
Kirby Corp. (a)	19,719	1,514,419
Matson, Inc.	21,150	520,290

		2,034,709

RAILROADS — 16.9%
CSX Corp.	64,719	1,594,029
Genesee & Wyoming, Inc. (Class A) (a)	16,130	1,501,864
Kansas City Southern	14,123	1,566,241
Norfolk Southern Corp.	19,898	1,533,738
Union Pacific Corp.	10,728	1,527,774

		7,723,646

TRUCKING — 34.1%
AMERCO, Inc.	2,165	375,714
Avis Budget Group, Inc. (a)	57,646	1,604,288
Celadon Group, Inc.	13,728	286,366
Con-way, Inc.	40,603	1,429,632
Heartland Express, Inc.	34,509	460,350
Hertz Global Holdings, Inc. (a)	71,494	1,591,456
J.B. Hunt Transport Services, Inc.	21,468	1,598,937
Knight Transportation, Inc.	41,352	665,767
Landstar System, Inc.	26,274	1,499,983
Old Dominion Freight Line, Inc. (a)	40,872	1,561,310
Ryder Systems, Inc.	25,282	1,510,599
Saia, Inc. (a)	6,845	247,584
Swift Transportation Co. (a)	106,506	1,510,255
Werner Enterprises, Inc.	52,225	1,260,712

		15,602,953

TOTAL COMMON STOCKS —
(Cost $40,776,779)		45,778,072

SHORT TERM INVESTMENT — 0.0% (b)
MONEY MARKET FUND — 0.0% (b)
State Street Institutional Liquid Reserves Fund 0.13% (c)(d) (Cost $16,469)	16,469	16,469

TOTAL INVESTMENTS — 100.0% (e)
(Cost $40,793,248)		45,794,541
OTHER ASSETS & LIABILITIES — 0.0% (b)		4,688

NET ASSETS — 100.0%		$45,799,229

(a)	Non-income producing security.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 1.9%
BE Aerospace, Inc. (a)	81	$4,883
Cubic Corp.	6	256
Curtiss-Wright Corp.	6	208
Engility Holdings, Inc. (a)	3	72
Esterline Technologies Corp. (a)	6	454
Exelis, Inc.	148	1,612
GenCorp, Inc. (a)	75	998
General Dynamics Corp.	96	6,769
Honeywell International, Inc.	473	35,641
Huntington Ingalls Industries, Inc.	33	1,760
L-3 Communications Holdings, Inc.	68	5,503
Lockheed Martin Corp.	211	20,366
Moog, Inc. (Class A) (a)	6	275
Northrop Grumman Corp.	223	15,643
Orbital Sciences Corp. (a)	6	100
Precision Castparts Corp.	105	19,910
Raytheon Co.	341	20,047
Rockwell Collins, Inc.	39	2,462
Teledyne Technologies, Inc. (a)	21	1,647
Textron, Inc.	44	1,312
The Boeing Co.	191	16,397
Triumph Group, Inc.	15	1,178
United Technologies Corp.	344	32,140

		189,633

AIR FREIGHT & LOGISTICS — 0.2%
C.H. Robinson Worldwide, Inc.	26	1,546
Expeditors International of Washington, Inc.	6	214
FedEx Corp.	66	6,481
Forward Air Corp.	3	112
HUB Group, Inc. (Class A) (a)	3	116
United Parcel Service, Inc. (Class B)	157	13,486
UTI Worldwide, Inc.	9	130

		22,085

AIRLINES — 0.1%
Alaska Air Group, Inc. (a)	42	2,686
Allegiant Travel Co.	12	1,065
JetBlue Airways Corp. (a)	66	456
SkyWest, Inc.	3	48
Southwest Airlines Co.	301	4,058

		8,313

AUTO COMPONENTS — 0.2%
BorgWarner, Inc. (a)	12	928
Delphi Automotive PLC	327	14,519
Drew Industries, Inc.	15	545
Gentex Corp.	6	120
Johnson Controls, Inc.	151	5,295
Spartan Motors, Inc.	6	32
Standard Motor Products, Inc.	15	416
Superior Industries International, Inc.	3	56
The Goodyear Tire & Rubber Co. (a)	99	1,248

		23,159

AUTOMOBILES — 0.3%
Ford Motor Co.	1,316	17,305
Harley-Davidson, Inc.	134	7,142
Thor Industries, Inc.	45	1,656
Winnebago Industries, Inc. (a)	33	681

		26,784

BEVERAGES — 1.9%
Beam, Inc.	134	8,514
Boston Beer Co., Inc. (Class A) (a)	6	958
Brown-Forman Corp. (Class B)	157	11,210
Coca-Cola Enterprises, Inc.	262	9,673
Constellation Brands, Inc. (Class A) (a)	175	8,337
Dr. Pepper Snapple Group, Inc.	169	7,935
Molson Coors Brewing Co. (Class B)	54	2,642
Monster Beverage Corp. (a)	33	1,575
PepsiCo, Inc.	728	57,592
The Coca-Cola Co.	2,056	83,145

		191,581

BIOTECHNOLOGY — 2.9%
Alexion Pharmaceuticals, Inc. (a)	188	17,322
Amgen, Inc.	824	84,468
ArQule, Inc. (a)	3	8
Biogen Idec, Inc. (a)	244	47,070
Celgene Corp. (a)	199	23,066
Cubist Pharmaceuticals, Inc. (a)	18	843
Gilead Sciences, Inc. (a)	1,854	90,716
Momenta Pharmaceuticals, Inc. (a)	6	80
Regeneron Pharmaceuticals, Inc. (a)	93	16,405
Spectrum Pharmaceuticals, Inc.	15	112
United Therapeutics Corp. (a)	23	1,400
Vertex Pharmaceuticals, Inc. (a)	130	7,148

		288,638

BUILDING PRODUCTS — 0.3%
A.O. Smith Corp.	45	3,311
AAON, Inc.	3	83
Apogee Enterprises, Inc.	36	1,042
Fortune Brands Home & Security, Inc. (a)	199	7,449
Gibraltar Industries, Inc. (a)	15	274
Griffon Corp.	15	179
Lennox International, Inc.	54	3,428
Masco Corp.	422	8,545
NCI Building Systems, Inc. (a)	6	104
Quanex Building Products Corp.	33	531
Simpson Manufacturing Co., Inc.	3	92
Universal Forest Products, Inc.	21	836

		25,874

CAPITAL MARKETS — 2.8%
Affiliated Managers Group, Inc. (a)	57	8,753
Ameriprise Financial, Inc.	187	13,773
Apollo Investment Corp.	184	1,538
BlackRock, Inc.	98	25,174
Calamos Asset Management, Inc. (Class A)	3	35
E*TRADE Financial Corp. (a)	121	1,296
Eaton Vance Corp.	127	5,312
Federated Investors, Inc. (Class B)	102	2,414
Financial Engines, Inc.	12	435
Franklin Resources, Inc.	134	20,208
Greenhill & Co., Inc.	30	1,601
HFF, Inc. (Class A)	33	658
Invesco, Ltd.	383	11,092
Janus Capital Group, Inc.	112	1,053
Legg Mason, Inc.	12	386
Morgan Stanley	390	8,572

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Northern Trust Corp.	226	$12,331
Piper Jaffray Co., Inc. (a)	12	412
Prospect Capital Corp.	208	2,269
Raymond James Financial, Inc.	66	3,043
SEI Investments Co.	133	3,837
State Street Corp. (b)	452	26,709
Stifel Financial Corp. (a)	15	520
SWS Group, Inc. (a)	9	54
T. Rowe Price Group, Inc.	202	15,124
The Bank of New York Mellon Corp.	1,282	35,883
The Charles Schwab Corp.	1,135	20,078
The Goldman Sachs Group, Inc.	318	46,794
Virtus Investment Partners, Inc. (a)	6	1,118
Waddell & Reed Financial, Inc. (Class A)	93	4,072

		274,544

CHEMICALS — 2.5%
A. Schulman, Inc.	15	473
Air Products & Chemicals, Inc.	47	4,095
Airgas, Inc.	59	5,850
Albemarle Corp.	15	938
American Vanguard Corp.	30	916
Ashland, Inc.	75	5,572
Balchem Corp.	6	264
Cabot Corp.	48	1,642
Calgon Carbon Corp. (a)	3	54
CF Industries Holdings, Inc.	41	7,805
Cytec Industries, Inc.	51	3,778
E. I. du Pont de Nemours & Co.	87	4,277
Eastman Chemical Co.	172	12,018
Ecolab, Inc.	240	19,243
FMC Corp.	154	8,783
H.B. Fuller Co.	54	2,110
Hawkins, Inc.	3	120
Innophos Holdings, Inc.	9	491
International Flavors & Fragrances, Inc.	80	6,134
Intrepid Potash, Inc.	3	56
Koppers Holdings, Inc.	6	264
Kraton Performance Polymers, Inc. (a)	30	702
LSB Industries, Inc. (a)	15	522
LyondellBasell Industries NV	440	27,848
Minerals Technologies, Inc.	30	1,245
Monsanto Co.	425	44,893
NewMarket Corp.	12	3,124
Olin Corp.	18	454
PolyOne Corp.	99	2,417
PPG Industries, Inc.	175	23,439
Praxair, Inc.	102	11,377
Quaker Chemical Corp.	15	885
RPM International, Inc.	121	3,821
Sensient Technologies Corp.	12	469
Sigma-Aldrich Corp.	51	3,962
Stepan Co.	12	757
The Dow Chemical Co.	264	8,406
The Mosaic Co.	78	4,650
The Scotts Miracle-Gro Co. (Class A)	3	130
The Sherwin-Williams Co.	105	17,733
Tredegar Corp.	3	88
Valspar Corp.	99	6,163
Zep, Inc.	3	45

		248,013

COMMERCIAL BANKS — 3.6%
Associated Banc-Corp.	115	1,747
BancorpSouth, Inc.	93	1,516
Bank of Hawaii Corp.	18	915
Bank of the Ozarks, Inc.	30	1,331
BB&T Corp.	329	10,327
BBCN Bancorp, Inc.	87	1,136
Boston Private Financial Holdings, Inc.	69	682
Cathay General Bancorp	57	1,147
City Holding Co.	6	239
City National Corp.	36	2,121
Columbia Banking System, Inc.	9	198
Comerica, Inc.	113	4,062
Commerce Bancshares, Inc.	32	1,307
Community Bank System, Inc.	21	622
Cullen/Frost Bankers, Inc.	14	875
CVB Financial Corp.	69	778
East West Bancorp, Inc.	51	1,309
F.N.B. Corp.	84	1,016
Fifth Third Bancorp	850	13,863
First BanCorp- Puerto Rico (a)	57	355
First Commonwealth Financial Corp.	124	925
First Financial Bancorp	21	337
First Financial Bankshares, Inc.	18	875
First Horizon National Corp.	163	1,741
First Midwest Bancorp, Inc.	78	1,036
First Niagara Financial Group, Inc.	33	292
FirstMerit Corp.	39	645
Fulton Financial Corp.	57	667
Glacier Bancorp, Inc.	81	1,537
Hancock Holding Co.	24	742
Hanmi Financial Corp. (a)	36	576
Home Bancshares, Inc.	27	1,017
Huntington Bancshares, Inc.	564	4,168
Independent Bank Corp.-Massachusetts	15	489
International Bancshares Corp.	15	312
KeyCorp	556	5,538
M&T Bank Corp.	125	12,895
National Penn Bancshares, Inc.	90	962
NBT Bancorp, Inc.	9	199
Old National Bancorp	75	1,031
PacWest Bancorp	33	961
Pinnacle Financial Partners, Inc. (a)	27	631
PNC Financial Services Group, Inc.	116	7,714
PrivateBancorp, Inc.	69	1,305
Prosperity Bancshares, Inc.	18	853
Regions Financial Corp.	1,640	13,432
S&T Bancorp, Inc.	6	111
Signature Bank (a)	48	3,780
Simmons First National Corp.	3	76
Sterling Bancorp	24	244
SunTrust Banks, Inc.	625	18,006
Susquehanna Bancshares, Inc.	208	2,585
SVB Financial Group (a)	8	568
Synovus Financial Corp.	928	2,571
TCF Financial Corp.	169	2,528
Texas Capital Bancshares, Inc. (a)	51	2,063
Tompkins Financial Corp.	3	127
Trustmark Corp.	36	900
U.S. Bancorp	1,356	46,009
UMB Financial Corp.	33	1,619

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Umpqua Holdings Corp.	60	$796
United Bankshares, Inc.	15	399
United Community Banks, Inc. (a)	21	238
Valley National Bancorp	18	184
Webster Financial Corp.	18	437
Wells Fargo & Co.	4,452	164,679
Westamerica Bancorporation	9	408
Wilshire Bancorp, Inc. (a)	78	529
Wintrust Financial Corp.	33	1,222
Zions Bancorporation	190	4,748

		361,253

COMMERCIAL SERVICES & SUPPLIES — 0.7%
ABM Industries, Inc.	6	134
Avery Dennison Corp.	110	4,738
Cintas Corp.	63	2,780
Clean Harbors, Inc. (a)	3	174
Copart, Inc. (a)	93	3,188
Deluxe Corp.	51	2,111
G & K Services, Inc. (Class A)	15	683
Healthcare Services Group, Inc.	66	1,692
Herman Miller, Inc.	6	166
HNI Corp.	15	532
Interface, Inc.	61	1,173
Iron Mountain, Inc.	131	4,757
Mine Safety Appliances Co.	18	893
Mobile Mini, Inc. (a)	3	88
Pitney Bowes, Inc.	6	89
R.R. Donnelley & Sons Co.	6	72
Republic Services, Inc.	84	2,772
Rollins, Inc.	24	589
Stericycle, Inc. (a)	51	5,415
Tetra Tech, Inc. (a)	45	1,372
The ADT Corp.	226	11,061
The Brink’s Co.	6	170
The Geo Group, Inc.	86	3,235
Tyco International, Ltd.	393	12,576
UniFirst Corp.	12	1,086
Viad Corp.	3	83
Waste Connections, Inc.	42	1,511
Waste Management, Inc.	124	4,862

		68,002

COMMUNICATIONS EQUIPMENT — 1.1%
ADTRAN, Inc.	3	59
Arris Group, Inc. (a)	75	1,288
Bel Fuse, Inc. (Class B)	3	47
Black Box Corp.	3	66
Ciena Corp. (a)	21	336
Cisco Systems, Inc.	1,498	31,323
F5 Networks, Inc. (a)	3	267
Harmonic, Inc. (a)	3	17
Harris Corp.	118	5,468
InterDigital, Inc.	18	861
Ixia (a)	41	887
JDS Uniphase Corp. (a)	51	682
Juniper Networks, Inc. (a)	81	1,502
Motorola Solutions, Inc.	273	17,480
Netgear, Inc. (a)	12	402
Oplink Communications, Inc. (a)	3	49
PC-Tel, Inc.	3	21
Plantronics, Inc.	12	530
Polycom, Inc. (a)	6	67
QUALCOMM, Inc.	695	46,530
Riverbed Technology, Inc. (a)	6	90
Symmetricom, Inc. (a)	42	191
Tellabs, Inc.	12	25

		108,188

COMPUTERS & PERIPHERALS — 3.8%
3D Systems Corp. (a)	90	2,902
Apple, Inc.	739	327,103
Avid Technology, Inc. (a)	36	226
Dell, Inc.	45	645
Diebold, Inc.	18	546
EMC Corp. (a)	463	11,061
Hewlett-Packard Co.	63	1,502
Intermec, Inc. (a)	3	29
Lexmark International, Inc. (Class A)	3	79
NCR Corp. (a)	185	5,099
NetApp, Inc. (a)	33	1,127
QLogic Corp. (a)	3	35
SanDisk Corp. (a)	38	2,090
Seagate Technology PLC	411	15,026
Western Digital Corp.	185	9,302

		376,772

CONSTRUCTION & ENGINEERING — 0.2%
Aecom Technology Corp. (a)	18	590
Aegion Corp. (a)	33	764
Comfort Systems USA, Inc.	6	85
EMCOR Group, Inc.	65	2,755
Fluor Corp.	57	3,781
Granite Construction, Inc.	33	1,051
Jacobs Engineering Group, Inc. (a)	30	1,687
KBR, Inc.	42	1,347
Orion Marine Group, Inc. (a)	9	89
Quanta Services, Inc. (a)	220	6,288
URS Corp.	12	569

		19,006

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	57	3,798
Headwaters, Inc. (a)	75	817
Martin Marietta Materials, Inc.	27	2,755
Texas Industries, Inc. (a)	21	1,325
Vulcan Materials Co.	110	5,687

		14,382

CONSUMER FINANCE — 1.2%
American Express Co.	702	47,357
Capital One Financial Corp.	601	33,025
Discover Financial Services	586	26,276
Encore Capital Group, Inc. (a)	6	181
First Cash Financial Services, Inc. (a)	27	1,575
Portfolio Recovery Associates, Inc. (a)	18	2,284
SLM Corp.	392	8,028
World Acceptance Corp. (a)	3	258

		118,984

CONTAINERS & PACKAGING — 0.3%
AptarGroup, Inc.	6	344
Ball Corp.	101	4,805
Bemis Co., Inc.	63	2,543
Greif, Inc. (Class A)	6	322

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

MeadWestvaco Corp.	181	$6,570
Myers Industries, Inc.	30	419
Owens-Illinois, Inc. (a)	15	400
Packaging Corp. of America	109	4,891
Rock-Tenn Co. (Class A)	47	4,361
Sealed Air Corp.	6	145
Silgan Holdings, Inc.	10	472
Sonoco Products Co.	21	735

		26,007

DISTRIBUTORS — 0.1%
Genuine Parts Co.	54	4,212
LKQ Corp. (a)	326	7,094
Pool Corp.	51	2,448
VOXX International Corp. (a)	6	64

		13,818

DIVERSIFIED CONSUMER SERVICES — 0.1%
American Public Education, Inc. (a)	3	105
Apollo Group, Inc. (Class A) (a)	3	52
Capella Education Co. (a)	3	93
Career Education Corp. (a)	3	7
Coinstar, Inc. (a)	3	175
Corinthian Colleges, Inc. (a)	63	132
DeVry, Inc.	3	95
H&R Block, Inc.	247	7,267
Hillenbrand, Inc.	3	76
Regis Corp.	27	491
Service Corp. International	226	3,781
Sotheby’s	6	225
Universal Technical Institute, Inc.	3	38

		12,537

DIVERSIFIED FINANCIAL SERVICES — 5.2%
Bank of America Corp.	13,263	161,543
CBOE Holdings, Inc.	80	2,955
Citigroup, Inc.	3,152	139,445
CME Group, Inc.	182	11,173
Interactive Brokers Group, Inc. (Class A)	3	45
IntercontinentalExchange, Inc. (a)	35	5,707
JPMorgan Chase & Co.	3,729	176,978
Leucadia National Corp.	13	357
MarketAxess Holdings, Inc.	32	1,194
Moody’s Corp.	225	11,997
MSCI, Inc. (Class A) (a)	36	1,221
NYSE Euronext	252	9,737
The NASDAQ OMX Group, Inc.	12	388

		522,740

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.1%
AT&T, Inc.	4,660	170,975
Atlantic Tele-Network, Inc.	6	291
Cbeyond, Inc. (a)	21	156
CenturyLink, Inc.	411	14,439
Cincinnati Bell, Inc. (a)	244	796
Frontier Communications Corp.	532	2,117
General Communication, Inc. (Class A) (a)	6	55
tw telecom, Inc. (a)	169	4,257
Verizon Communications, Inc.	2,416	118,746
Windstream Corp.	57	453

		312,285

ELECTRIC UTILITIES — 1.3%
ALLETE, Inc.	12	588
American Electric Power Co., Inc.	292	14,200
Cleco Corp.	36	1,693
Duke Energy Corp.	247	17,930
Edison International	196	9,863
El Paso Electric Co.	15	505
Entergy Corp.	27	1,707
Exelon Corp.	27	931
FirstEnergy Corp.	118	4,980
Great Plains Energy, Inc.	63	1,461
Hawaiian Electric Industries, Inc.	33	914
IDACORP, Inc.	18	869
NextEra Energy, Inc.	384	29,829
Northeast Utilities	226	9,822
NV Energy, Inc.	142	2,844
OGE Energy Corp.	46	3,219
Pepco Holdings, Inc.	80	1,712
Pinnacle West Capital Corp.	72	4,168
PNM Resources, Inc.	54	1,258
PPL Corp.	274	8,579
Southern Co.	137	6,428
UIL Holdings Corp.	18	713
UNS Energy Corp.	24	1,174
Westar Energy, Inc.	60	1,991
Xcel Energy, Inc.	169	5,019

		132,397

ELECTRICAL EQUIPMENT — 0.8%
Acuity Brands, Inc.	45	3,121
AMETEK, Inc.	238	10,320
AZZ, Inc.	30	1,446
Belden, Inc.	24	1,240
Brady Corp. (Class A)	9	302
Eaton Corp. PLC	304	18,620
Emerson Electric Co.	295	16,482
Encore Wire Corp.	6	210
EnerSys (a)	57	2,598
Franklin Electric Co., Inc.	36	1,209
General Cable Corp. (a)	15	549
Hubbell, Inc. (Class B)	57	5,535
II-VI, Inc. (a)	9	153
Powell Industries, Inc. (a)	6	315
Regal-Beloit Corp.	42	3,425
Rockwell Automation, Inc.	74	6,390
Roper Industries, Inc.	89	11,331

		83,246

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Agilysys, Inc. (a)	3	30
Amphenol Corp. (Class A)	146	10,899
Anixter International, Inc.	9	629
Arrow Electronics, Inc. (a)	9	366
Avnet, Inc. (a)	12	434
Badger Meter, Inc.	6	321
Benchmark Electronics, Inc. (a)	24	432
Cognex Corp.	9	379
Corning, Inc.	324	4,319
CTS Corp.	12	125
Daktronics, Inc.	6	63
Electro Scientific Industries, Inc.	3	33

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

FARO Technologies, Inc. (a)	3	$130
FEI Co.	36	2,324
FLIR Systems, Inc.	6	156
Ingram Micro, Inc. (Class A) (a)	6	118
Insight Enterprises, Inc. (a)	9	186
Itron, Inc. (a)	24	1,114
Jabil Circuit, Inc.	18	333
Littelfuse, Inc.	12	814
Measurement Specialties, Inc. (a)	3	119
Methode Electronics, Inc. (Class A)	9	116
Mettler-Toledo International, Inc. (a)	17	3,625
Molex, Inc.	48	1,405
MTS Systems Corp.	18	1,047
National Instruments Corp.	9	295
OSI Systems, Inc. (a)	24	1,495
Plexus Corp. (a)	21	510
Rogers Corp. (a)	17	810
Scansource, Inc. (a)	3	85
SYNNEX Corp. (a)	12	444
TE Connectivity, Ltd.	252	10,566
Tech Data Corp. (a)	3	137
Trimble Navigation, Ltd. (a)	262	7,850
TTM Technologies, Inc. (a)	3	23
Vishay Intertechnology, Inc. (a)	12	163

		51,895

ENERGY EQUIPMENT & SERVICES — 0.7%
Atwood Oceanics, Inc. (a)	15	788
Baker Hughes, Inc.	15	696
Bristow Group, Inc.	9	593
Cameron International Corp. (a)	101	6,585
Diamond Offshore Drilling, Inc.	45	3,130
Dresser-Rand Group, Inc. (a)	36	2,220
Dril-Quip, Inc. (a)	21	1,831
Ensco PLC (Class A)	167	10,020
Era Group, Inc. (a)	3	63
Exterran Holdings, Inc. (a)	81	2,187
FMC Technologies, Inc. (a)	8	435
Geospace Technologies Corp. (a)	15	1,619
Gulf Island Fabrication, Inc.	3	63
Halliburton Co.	146	5,900
Helix Energy Solutions Group, Inc. (a)	101	2,311
Helmerich & Payne, Inc.	9	546
Hornbeck Offshore Services, Inc. (a)	12	557
ION Geophysical Corp. (a)	12	82
Lufkin Industries, Inc.	3	199
Matrix Service Co. (a)	3	45
Nabors Industries, Ltd.	9	146
National Oilwell Varco, Inc.	41	2,901
Noble Corp.	71	2,709
Oceaneering International, Inc.	65	4,317
Oil States International, Inc. (a)	5	408
Patterson-UTI Energy, Inc.	6	143
Pioneer Energy Services Corp. (a)	3	25
Rowan Cos. PLC (a)	21	742
Schlumberger, Ltd.	211	15,802
SEACOR Holdings, Inc.	3	221
Superior Energy Services, Inc. (a)	6	156
Tetra Technologies, Inc. (a)	3	31
Tidewater, Inc.	9	454

		67,925

FOOD & STAPLES RETAILING — 2.5%
Casey’s General Stores, Inc.	24	1,399
Costco Wholesale Corp.	475	50,402
CVS Caremark Corp.	977	53,725
Harris Teeter Supermarkets, Inc.	6	256
Safeway, Inc.	9	237
Spartan Stores, Inc.	3	53
SUPERVALU, Inc.	6	30
Sysco Corp.	276	9,707
The Andersons, Inc.	3	161
The Kroger Co.	306	10,141
United Natural Foods, Inc. (a)	57	2,804
Wal-Mart Stores, Inc.	1,102	82,463
Walgreen Co.	565	26,939
Whole Foods Market, Inc.	181	15,702

		254,019

FOOD PRODUCTS — 1.4%
Archer-Daniels-Midland Co.	104	3,508
B&G Foods, Inc.	57	1,738
Cal-Maine Foods, Inc.	15	638
Calavo Growers, Inc.	6	173
Campbell Soup Co.	118	5,352
ConAgra Foods, Inc.	268	9,597
Darling International, Inc. (a)	41	736
Dean Foods Co. (a)	229	4,152
Flowers Foods, Inc.	119	3,920
General Mills, Inc.	187	9,221
Green Mountain Coffee Roasters, Inc. (a)	3	170
H.J. Heinz Co.	211	15,249
Hain Celestial Group, Inc. (a)	57	3,482
Hillshire Brands Co.	48	1,687
Hormel Foods Corp.	71	2,934
Ingredion, Inc.	65	4,701
J&J Snack Foods Corp.	6	461
Kellogg Co.	178	11,469
Kraft Foods Group, Inc.	167	8,606
Lancaster Colony Corp.	9	693
McCormick & Co., Inc.	137	10,076
Mead Johnson Nutrition Co.	20	1,549
Mondelez International, Inc. (Class A)	613	18,764
Post Holdings, Inc. (a)	32	1,374
Sanderson Farms, Inc.	3	164
Seneca Foods Corp. (a)	9	297
Smithfield Foods, Inc. (a)	3	79
Snyders-Lance, Inc.	36	909
The Hershey Co.	145	12,692
The J.M. Smucker Co.	60	5,950
Tootsie Roll Industries, Inc.	9	269
Tyson Foods, Inc. (Class A)	99	2,457

		143,067

GAS UTILITIES — 0.2%
AGL Resources, Inc.	27	1,133
Atmos Energy Corp.	54	2,305
National Fuel Gas Co.	23	1,411
New Jersey Resources Corp.	6	269
Northwest Natural Gas Co.	9	394
ONEOK, Inc.	71	3,385
Piedmont Natural Gas Co., Inc.	15	493
Questar Corp.	60	1,460
South Jersey Industries, Inc.	6	334

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Southwest Gas Corp.	24	$1,139
The Laclede Group, Inc.	9	384
UGI Corp.	116	4,453
WGL Holdings, Inc.	9	397

		17,557

HEALTH CARE EQUIPMENT & SUPPLIES — 1.8%
Abaxis, Inc.	18	852
Align Technology, Inc. (a)	84	2,815
Analogic Corp.	15	1,185
Baxter International, Inc.	568	41,259
Becton, Dickinson and Co.	56	5,354
Boston Scientific Corp. (a)	226	1,765
C.R. Bard, Inc.	32	3,225
Cantel Medical Corp.	24	721
CareFusion Corp. (a)	202	7,068
CONMED Corp.	9	307
Covidien PLC	312	21,166
CryoLife, Inc.	27	162
Cyberonics, Inc. (a)	30	1,404
DENTSPLY International, Inc.	48	2,036
Edwards Lifesciences Corp. (a)	54	4,437
Greatbatch, Inc. (a)	9	269
Haemonetics Corp. (a)	48	2,000
HealthStream, Inc. (a)	24	551
Hill-Rom Holdings, Inc.	3	106
Hologic, Inc. (a)	59	1,333
ICU Medical, Inc. (a)	15	884
IDEXX Laboratories, Inc. (a)	29	2,679
Integra LifeSciences Holdings Corp. (a)	18	702
Intuitive Surgical, Inc. (a)	17	8,350
Masimo Corp.	30	589
Medtronic, Inc.	476	22,353
Meridian Bioscience, Inc.	15	342
Merit Medical Systems, Inc. (a)	15	184
Natus Medical, Inc. (a)	36	484
Neogen Corp. (a)	25	1,239
NuVasive, Inc. (a)	51	1,087
Palomar Medical Technologies, Inc. (a)	6	81
ResMed, Inc.	160	7,418
St. Jude Medical, Inc.	29	1,173
STERIS Corp.	36	1,498
Stryker Corp.	63	4,110
SurModics, Inc. (a)	15	409
Symmetry Medical, Inc. (a)	12	137
Teleflex, Inc.	38	3,211
The Cooper Cos., Inc.	51	5,502
Thoratec Corp. (a)	60	2,250
Varian Medical Systems, Inc. (a)	45	3,240
West Pharmaceutical Services, Inc.	36	2,338
Zimmer Holdings, Inc.	104	7,823

		176,098

HEALTH CARE PROVIDERS & SERVICES — 1.7%
Aetna, Inc.	137	7,003
Air Methods Corp.	36	1,737
Almost Family, Inc.	3	61
Amedisys, Inc. (a)	9	100
AmerisourceBergen Corp.	140	7,203
AMN Healthcare Services, Inc. (a)	51	807
AmSurg Corp. (a)	12	404
Bio-Reference Laboratories, Inc. (a)	27	702
Cardinal Health, Inc.	53	2,206
Centene Corp. (a)	15	661
Chemed Corp.	12	960
CIGNA Corp.	261	16,279
Community Health Systems, Inc.	112	5,308
Coventry Health Care, Inc.	164	7,713
Cross Country Healthcare, Inc. (a)	3	16
DaVita, Inc. (a)	93	11,029
Express Scripts Holding Co. (a)	282	16,257
Gentiva Health Services, Inc. (a)	36	390
Hanger, Inc. (a)	39	1,230
Health Management Associates, Inc. (Class A) (a)	297	3,822
Health Net, Inc. (a)	3	86
Healthways, Inc. (a)	39	478
Henry Schein, Inc. (a)	48	4,442
HMS Holdings Corp. (a)	3	82
Humana, Inc.	6	415
IPC The Hospitalist Co. (a)	6	267
Kindred Healthcare, Inc. (a)	9	95
Laboratory Corp. of America Holdings (a)	15	1,353
Landauer, Inc.	6	338
LHC Group, Inc. (a)	9	193
LifePoint Hospitals, Inc. (a)	18	872
Magellan Health Services, Inc. (a)	3	143
McKesson Corp.	214	23,104
MEDNAX, Inc. (a)	24	2,151
Molina Healthcare, Inc. (a)	21	648
MWI Veterinary Supply, Inc. (a)	12	1,587
Omnicare, Inc.	60	2,443
Owens & Minor, Inc.	15	488
Patterson Cos., Inc.	30	1,141
Quest Diagnostics, Inc.	45	2,540
Tenet Healthcare Corp. (a)	130	6,185
The Ensign Group, Inc.	18	601
UnitedHealth Group, Inc.	416	23,799
Universal Health Services, Inc. (Class B)	75	4,790
VCA Antech, Inc. (a)	15	352
WellCare Health Plans, Inc. (a)	2	116
WellPoint, Inc.	48	3,179

		165,776

HEALTH CARE TECHNOLOGY — 0.2%
Allscripts Healthcare Solutions, Inc. (a)	6	82
Cerner Corp. (a)	151	14,307
Computer Programs and Systems, Inc.	3	162
Medidata Solutions, Inc. (a)	27	1,565
Omnicell, Inc. (a)	3	57

		16,173

HOTELS, RESTAURANTS & LEISURE — 1.2%
Bally Technologies, Inc. (a)	14	728
Bob Evans Farms, Inc.	21	895
Boyd Gaming Corp. (a)	21	174
Brinker International, Inc.	87	3,276
Buffalo Wild Wings, Inc. (a)	15	1,313
Carnival Corp.	461	15,812
CEC Entertainment, Inc.	3	98
Chipotle Mexican Grill, Inc. (a)	3	978
Cracker Barrel Old Country Store, Inc.	27	2,183
Darden Restaurants, Inc.	29	1,499
DineEquity, Inc.	9	619

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

International Game Technology	9	$148
International Speedway Corp. (Class A)	18	588
Interval Leisure Group, Inc.	39	848
Jack in the Box, Inc. (a)	48	1,660
Life Time Fitness, Inc. (a)	12	513
Marcus Corp.	3	37
Marriott International, Inc. (Class A)	131	5,532
Marriott Vacations Worldwide Corp. (a)	36	1,545
McDonald’s Corp.	95	9,471
Multimedia Games Holding Co., Inc. (a)	33	689
Panera Bread Co. (Class A) (a)	12	1,983
Papa John’s International, Inc. (a)	21	1,298
Pinnacle Entertainment, Inc. (a)	72	1,053
Red Robin Gourmet Burgers, Inc. (a)	12	547
Ruby Tuesday, Inc. (a)	3	22
Ruth’s Hospitality Group, Inc. (a)	36	343
Scientific Games Corp. (Class A) (a)	6	53
SHFL Entertainment, Inc. (a)	63	1,044
Sonic Corp. (a)	57	734
Starbucks Corp.	490	27,910
Starwood Hotels & Resorts Worldwide, Inc.	92	5,863
Texas Roadhouse, Inc. (Class A)	42	848
The Cheesecake Factory, Inc.	42	1,622
The Wendy’s Co.	27	153
WMS Industries, Inc. (a)	3	76
Wyndham Worldwide Corp.	169	10,897
Wynn Resorts, Ltd.	32	4,005
Yum! Brands, Inc.	184	13,237

		120,294

HOUSEHOLD DURABLES — 0.9%
American Greetings Corp. (Class A)	12	193
D.R. Horton, Inc.	347	8,432
Ethan Allen Interiors, Inc.	12	395
Garmin, Ltd.	20	661
Harman International Industries, Inc.	18	803
Helen of Troy, Ltd. (a)	12	460
Jarden Corp. (a)	131	5,592
KB Home	96	2,090
La-Z-Boy, Inc.	57	1,076
Leggett & Platt, Inc.	155	5,236
Lennar Corp. (Class A)	202	8,379
M.D.C. Holdings, Inc.	48	1,759
M/I Homes, Inc. (a)	24	587
Meritage Homes Corp. (a)	39	1,827
Mohawk Industries, Inc. (a)	69	7,805
Newell Rubbermaid, Inc.	268	6,995
NVR, Inc. (a)	5	5,401
Pulte Group, Inc. (a)	419	8,481
Standard Pacific Corp. (a)	139	1,201
Tempur-Pedic International, Inc. (a)	3	149
The Ryland Group, Inc.	54	2,247
Toll Brothers, Inc. (a)	187	6,403
Tupperware Brands Corp.	9	736
Whirlpool Corp.	96	11,372

		88,280

HOUSEHOLD PRODUCTS — 2.1%
Central Garden & Pet Co. (Class A) (a)	42	345
Church & Dwight Co., Inc.	127	8,208
Colgate-Palmolive Co.	348	41,075
Energizer Holdings, Inc.	15	1,496
Kimberly-Clark Corp.	380	37,232
The Clorox Co.	69	6,109
The Procter & Gamble Co.	1,457	112,276
WD-40 Co.	12	657

		207,398

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
NRG Energy, Inc.	374	9,907
The AES Corp.	19	239

		10,146

INDUSTRIAL CONGLOMERATES — 2.3%
3M Co.	339	36,039
Carlisle Cos., Inc.	65	4,406
Danaher Corp.	237	14,730
General Electric Co.	7,516	173,770
Standex International Corp.	9	497

		229,442

INSURANCE — 4.6%
ACE, Ltd.	267	23,755
Aflac, Inc.	279	14,514
Alleghany Corp. (a)	12	4,751
American Financial Group, Inc.	24	1,137
American International Group, Inc. (a)	1,714	66,537
AMERISAFE, Inc.	15	533
Aon PLC	229	14,084
Arthur J. Gallagher & Co.	59	2,437
Aspen Insurance Holdings, Ltd.	74	2,855
Assurant, Inc.	12	540
Berkshire Hathaway, Inc. (Class B) (a)	1,201	125,144
Brown & Brown, Inc.	78	2,499
Cincinnati Financial Corp.	154	7,267
eHealth, Inc. (a)	18	322
Employers Holdings, Inc.	18	422
Everest Re Group, Ltd.	57	7,402
Fidelity National Financial, Inc. (Class A)	235	5,929
First American Financial Corp.	133	3,401
Genworth Financial, Inc. (Class A) (a)	15	150
Hartford Financial Services Group, Inc.	479	12,358
HCC Insurance Holdings, Inc.	118	4,960
Horace Mann Educators Corp.	42	876
Infinity Property & Casualty Corp.	3	169
Kemper Corp.	33	1,076
Lincoln National Corp.	266	8,674
Loews Corp.	166	7,316
Marsh & McLennan Cos., Inc.	324	12,302
Mercury General Corp.	3	114
MetLife, Inc.	169	6,425
National Financial Partners Corp. (a)	33	740
Old Republic International Corp.	115	1,462
Principal Financial Group, Inc.	130	4,424
ProAssurance Corp.	42	1,988
Protective Life Corp.	62	2,220
Prudential Financial, Inc.	72	4,247
Reinsurance Group of America, Inc.	30	1,790
RLI Corp.	3	216
Safety Insurance Group, Inc.	6	295
Selective Insurance Group, Inc.	45	1,080
StanCorp Financial Group, Inc.	3	128
Stewart Information Services Corp.	21	535

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

The Allstate Corp.	573	$28,117
The Chubb Corp.	172	15,055
The Hanover Insurance Group, Inc.	6	298
The Navigators Group, Inc. (a)	3	176
The Progressive Corp.	232	5,863
The Travelers Cos., Inc.	395	33,255
Torchmark Corp.	62	3,708
United Fire Group, Inc.	24	611
Unum Group	9	254
W.R. Berkley Corp.	72	3,195
XL Group PLC	310	9,393

		456,999

INTERNET & CATALOG RETAIL — 1.5%
Amazon.com, Inc. (a)	398	106,063
Expedia, Inc.	118	7,081
HSN, Inc.	39	2,140
Netflix, Inc. (a)	3	568
NutriSystem, Inc.	3	25
PetMed Express, Inc.	6	81
Priceline.com, Inc. (a)	39	26,829
TripAdvisor, Inc. (a)	113	5,935

		148,722

INTERNET SOFTWARE & SERVICES — 3.5%
Akamai Technologies, Inc. (a)	199	7,023
AOL, Inc.	93	3,580
Blucora, Inc. (a)	51	789
Dealertrack Technologies, Inc. (a)	36	1,058
Dice Holdings, Inc. (a)	3	30
Digital River, Inc. (a)	3	42
eBay, Inc. (a)	1,424	77,209
Equinix, Inc. (a)	60	12,979
Google, Inc. (Class A) (a)	259	205,654
j2 Global, Inc.	15	588
Liquidity Services, Inc. (a)	27	805
LivePerson, Inc. (a)	57	774
Monster Worldwide, Inc. (a)	3	15
NIC, Inc.	43	824
OpenTable, Inc. (a)	3	189
Perficient, Inc. (a)	27	315
Rackspace Hosting, Inc. (a)	127	6,411
United Online, Inc.	15	90
ValueClick, Inc. (a)	46	1,359
VeriSign, Inc. (a)	54	2,553
XO Group, Inc. (a)	3	30
Yahoo!, Inc. (a)	1,009	23,742

		346,059

IT SERVICES — 3.7%
Accenture PLC (Class A)	541	41,100
Acxiom Corp. (a)	78	1,591
Alliance Data Systems Corp. (a)	51	8,256
Automatic Data Processing, Inc.	197	12,809
Broadridge Financial Solutions, Inc.	36	894
CACI International, Inc. (Class A) (a)	3	174
Cardtronics, Inc. (a)	30	824
CIBER, Inc. (a)	12	56
Cognizant Technology Solutions Corp. (Class A) (a)	84	6,435
Computer Sciences Corp.	190	9,354
Convergys Corp.	127	2,163
CoreLogic, Inc. (a)	110	2,845
CSG Systems International, Inc. (a)	39	826
DST Systems, Inc.	32	2,281
ExlService Holdings, Inc. (a)	12	394
Fidelity National Information Services, Inc.	307	12,163
Fiserv, Inc. (a)	139	12,208
Gartner, Inc. (a)	90	4,897
Global Payments, Inc.	9	447
Heartland Payment Systems, Inc.	42	1,385
iGate Corp. (a)	30	564
International Business Machines Corp.	234	49,912
Jack Henry & Associates, Inc.	51	2,357
Lender Processing Services, Inc.	99	2,520
Mastercard, Inc. (Class A)	124	67,100
MAXIMUS, Inc.	39	3,119
NeuStar, Inc. (Class A) (a)	54	2,513
Paychex, Inc.	92	3,226
SAIC, Inc.	45	610
TeleTech Holdings, Inc. (a)	3	64
Teradata Corp. (a)	112	6,553
The Western Union Co.	18	271
Total System Services, Inc.	45	1,115
VeriFone Systems, Inc. (a)	3	62
Virtusa Corp. (a)	6	143
Visa, Inc. (Class A)	637	108,188
WEX, Inc. (a)	42	3,297

		372,716

LEISURE EQUIPMENT & PRODUCTS — 0.3%
Arctic Cat, Inc. (a)	15	656
Brunswick Corp.	102	3,490
Callaway Golf Co.	21	139
Hasbro, Inc.	46	2,021
Mattel, Inc.	332	14,538
Polaris Industries, Inc.	71	6,567
Sturm Ruger & Co, Inc.	24	1,218

		28,629

LIFE SCIENCES TOOLS & SERVICES — 0.5%
Affymetrix, Inc. (a)	3	14
Agilent Technologies, Inc.	54	2,266
Bio-Rad Laboratories, Inc. (Class A) (a)	6	756
Cambrex Corp. (a)	36	461
Charles River Laboratories International, Inc. (a)	39	1,727
Covance, Inc. (a)	60	4,459
Life Technologies Corp. (a)	48	3,102
PAREXEL International Corp. (a)	63	2,489
PerkinElmer, Inc.	127	4,272
Techne Corp.	9	611
Thermo Fisher Scientific, Inc.	350	26,772
Waters Corp. (a)	18	1,690

		48,619

MACHINERY — 1.7%
Actuant Corp. (Class A)	63	1,929
AGCO Corp.	15	782
Albany International Corp. (Class A)	6	173
Astec Industries, Inc.	3	105
Barnes Group, Inc.	15	434
Briggs & Stratton Corp.	45	1,116
Cascade Corp.	9	585

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Caterpillar, Inc.	21	$1,826
CIRCOR International, Inc.	6	255
CLARCOR, Inc.	6	314
Crane Co.	6	335
Cummins, Inc.	60	6,949
Deere & Co.	110	9,458
Donaldson Co., Inc.	12	434
Dover Corp.	63	4,591
EnPro Industries, Inc. (a)	6	307
ESCO Technologies, Inc.	24	981
Federal Signal Corp. (a)	60	488
Flowserve Corp.	54	9,056
Gardner Denver, Inc.	3	225
Graco, Inc.	39	2,263
Harsco Corp.	9	223
IDEX Corp.	57	3,045
Illinois Tool Works, Inc.	362	22,060
Ingersoll-Rand PLC	319	17,548
ITT Corp.	50	1,422
John Bean Technologies Corp.	6	125
Joy Global, Inc.	3	179
Kaydon Corp.	6	153
Kennametal, Inc.	12	468
Lincoln Electric Holdings, Inc.	54	2,926
Lindsay Corp.	9	794
Lydall, Inc. (a)	15	230
Mueller Industries, Inc.	8	426
Nordson Corp.	65	4,287
Oshkosh Corp. (a)	84	3,569
PACCAR, Inc.	143	7,230
Pall Corp.	32	2,188
Parker Hannifin Corp.	71	6,502
Pentair, Ltd.	244	12,871
Snap-On, Inc.	60	4,962
SPX Corp.	15	1,184
Stanley Black & Decker, Inc.	80	6,478
Tennant Co.	9	437
Terex Corp. (a)	109	3,752
The Toro Co.	66	3,039
Timken Co.	17	962
Trinity Industries, Inc.	55	2,493
Valmont Industries, Inc.	27	4,246
Wabtec Corp.	50	5,106
Watts Water Technologies, Inc. (Class A)	21	1,008
Woodward, Inc.	9	358
Xylem, Inc.	75	2,067

		164,944

MARINE — 0.0% (c)
Kirby Corp. (a)	3	230
Matson, Inc.	6	148

		378

MEDIA — 5.6%
AMC Networks, Inc. (Class A) (a)	38	2,401
Arbitron, Inc.	29	1,359
Cablevision Systems Corp. (Class A)	118	1,765
CBS Corp.	663	30,955
Cinemark Holdings, Inc.	119	3,503
Comcast Corp. (Class A)	3,083	129,517
DIRECTV (Class A) (a)	342	19,361
Discovery Communications, Inc. (Series A) (a)	292	22,992
DreamWorks Animation SKG, Inc. (Class A) (a)	15	284
Gannett Co., Inc.	271	5,927
John Wiley & Sons, Inc. (Class A)	6	234
Lamar Advertising Co. (Class A) (a)	66	3,208
Live Nation Entertainment, Inc. (a)	12	148
Meredith Corp.	39	1,492
News Corp. (Class A)	2,339	71,386
Omnicom Group, Inc.	160	9,424
Scholastic Corp.	18	480
Scripps Networks Interactive, Inc. (Class A)	96	6,177
The E.W. Scripps Co. (Class A) (a)	24	289
The Interpublic Group of Cos., Inc.	203	2,645
The McGraw-Hill Cos., Inc.	288	14,999
The New York Times Co. (Class A) (a)	105	1,029
The Walt Disney Co.	1,987	112,862
The Washington Post Co. (Class B)	1	447
Time Warner Cable, Inc.	350	33,621
Time Warner, Inc.	1,040	59,925
Valassis Communications, Inc.	33	986
Viacom, Inc. (Class B)	304	18,717

		556,133

METALS & MINING — 0.2%
A.M. Castle & Co. (a)	3	53
AK Steel Holding Corp.	3	10
Alcoa, Inc.	33	281
Allegheny Technologies, Inc.	3	95
AMCOL International Corp.	15	453
Carpenter Technology Corp.	3	148
Century Aluminum Co. (a)	3	23
Cliffs Natural Resources, Inc.	6	114
Commercial Metals Co.	42	666
Compass Minerals International, Inc.	6	473
Freeport-McMoRan Copper & Gold, Inc.	30	993
Globe Specialty Metals, Inc.	6	84
Kaiser Aluminum Corp.	15	970
Materion Corp.	3	86
Newmont Mining Corp.	15	628
Nucor Corp.	69	3,184
Reliance Steel & Aluminum Co.	54	3,843
Royal Gold, Inc.	30	2,131
RTI International Metals, Inc. (a)	3	95
Steel Dynamics, Inc.	21	333
SunCoke Energy, Inc. (a)	60	980
United States Steel Corp.	6	117
Worthington Industries, Inc.	45	1,394

		17,154

MULTI-UTILITIES — 1.0%
Alliant Energy Corp.	39	1,957
Ameren Corp.	69	2,416
Avista Corp.	18	493
Black Hills Corp.	15	661
CenterPoint Energy, Inc.	200	4,792
CH Energy Group, Inc.	12	785
CMS Energy Corp.	189	5,281
Consolidated Edison, Inc.	65	3,967
Dominion Resources, Inc.	270	15,709
DTE Energy Co.	136	9,294

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Integrys Energy Group, Inc.	18	$1,047
MDU Resources Group, Inc.	66	1,649
NiSource, Inc.	200	5,868
NorthWestern Corp.	12	478
PG&E Corp.	122	5,433
Public Service Enterprise Group, Inc.	175	6,009
SCANA Corp.	54	2,763
Sempra Energy	247	19,745
TECO Energy, Inc.	33	588
Vectren Corp.	24	850
Wisconsin Energy Corp.	154	6,605

		96,390

MULTILINE RETAIL — 0.7%
Big Lots, Inc. (a)	3	106
Dollar General Corp. (a)	74	3,743
Dollar Tree, Inc. (a)	36	1,743
Family Dollar Stores, Inc.	51	3,012
Fred’s, Inc. (Class A)	21	287
J.C. Penney Co., Inc.	6	91
Kohl’s Corp.	33	1,522
Macy’s, Inc.	319	13,347
Nordstrom, Inc.	90	4,971
Saks, Inc. (a)	15	172
Target Corp.	592	40,522
Tuesday Morning Corp. (a)	51	396

		69,912

OFFICE ELECTRONICS — 0.0% (c)
Xerox Corp.	124	1,066
Zebra Technologies Corp. (Class A) (a)	15	707

		1,773

OIL, GAS & CONSUMABLE FUELS — 6.0%
Alpha Natural Resources, Inc. (a)	6	49
Anadarko Petroleum Corp.	47	4,110
Apache Corp.	12	926
Approach Resources, Inc. (a)	27	664
Arch Coal, Inc.	6	33
Bill Barrett Corp. (a)	3	61
Cabot Oil & Gas Corp.	256	17,308
Chesapeake Energy Corp.	15	306
Chevron Corp.	921	109,433
Cimarex Energy Co.	9	679
Cloud Peak Energy, Inc. (a)	3	56
Comstock Resources, Inc. (a)	6	98
ConocoPhillips	876	52,648
CONSOL Energy, Inc.	6	202
Denbury Resources, Inc. (a)	36	671
Devon Energy Corp.	12	677
Energen Corp.	21	1,092
EOG Resources, Inc.	178	22,796
EQT Corp.	127	8,604
Exxon Mobil Corp.	1,549	139,580
Forest Oil Corp. (a)	3	16
Gulfport Energy Corp. (a)	42	1,925
Hess Corp.	47	3,366
HollyFrontier Corp.	247	12,708
Kinder Morgan, Inc.	377	14,582
Marathon Oil Corp.	155	5,227
Marathon Petroleum Corp.	414	37,094
Murphy Oil Corp.	75	4,780
Newfield Exploration Co. (a)	3	67
Noble Energy, Inc.	51	5,899
Northern Oil and Gas, Inc. (a)	3	43
Occidental Petroleum Corp.	26	2,038
PDC Energy, Inc. (a)	21	1,041
Peabody Energy Corp.	9	190
Penn Virginia Corp.	15	61
PetroQuest Energy, Inc. (a)	6	27
Phillips 66	766	53,597
Pioneer Natural Resources Co.	50	6,213
Plains Exploration & Production Co. (a)	134	6,361
QEP Resources, Inc.	72	2,292
Quicksilver Resources, Inc. (a)	3	7
Range Resources Corp.	87	7,050
Rosetta Resources, Inc. (a)	15	714
SM Energy Co.	3	178
Southwestern Energy Co. (a)	143	5,328
Spectra Energy Corp.	63	1,937
Stone Energy Corp. (a)	12	261
Tesoro Corp.	166	9,719
The Williams Cos., Inc.	571	21,390
Valero Energy Corp.	642	29,205
World Fuel Services Corp.	3	119
WPX Energy, Inc. (a)	6	96

		593,524

PAPER & FOREST PRODUCTS — 0.5%
Buckeye Technologies, Inc.	12	359
Clearwater Paper Corp. (a)	18	948
Deltic Timber Corp.	3	206
Domtar Corp.	6	466
International Paper Co.	482	22,452
KapStone Paper and Packaging Corp.	39	1,084
Louisiana-Pacific Corp. (a)	172	3,715
Neenah Paper, Inc.	21	646
P.H. Glatfelter Co.	44	1,029
Schweitzer-Mauduit International, Inc.	20	775
Wausau Paper Corp.	36	388
Weyerhaeuser Co.	628	19,707

		51,775

PERSONAL PRODUCTS — 0.1%
Avon Products, Inc.	42	871
Inter Parfums, Inc.	3	73
Medifast, Inc. (a)	15	344
Prestige Brands Holdings, Inc. (a)	60	1,541
The Estee Lauder Cos., Inc. (Class A)	83	5,315

		8,144

PHARMACEUTICALS — 6.2%
Abbott Laboratories	1,635	57,748
AbbVie, Inc.	264	10,766
Actavis, Inc. (a)	157	14,461
Akorn, Inc. (a)	75	1,037
Allergan, Inc.	109	12,168
Bristol-Myers Squibb Co.	588	24,220
Eli Lilly & Co.	1,099	62,412
Endo Health Solutions, Inc. (a)	18	554
Forest Laboratories, Inc. (a)	140	5,326
Hospira, Inc. (a)	15	492
Johnson & Johnson	1,494	121,806
Merck & Co., Inc.	1,811	80,101

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Mylan, Inc. (a)	448	$12,965
Perrigo Co.	42	4,987
Pfizer, Inc.	7,004	202,135
Questcor Pharmaceuticals, Inc.	3	98
Salix Pharmaceuticals, Ltd. (a)	2	102
The Medicines Co. (a)	57	1,905
ViroPharma, Inc. (a)	2	50

		613,333

PROFESSIONAL SERVICES — 0.2%
CDI Corp.	15	258
Dun & Bradstreet Corp.	8	669
Equifax, Inc.	139	8,005
Exponent, Inc.	9	486
Insperity, Inc.	3	85
Korn/Ferry International (a)	6	107
Manpower, Inc.	36	2,042
Navigant Consulting, Inc. (a)	9	118
On Assignment, Inc. (a)	54	1,367
Resources Connection, Inc.	30	381
Robert Half International, Inc.	110	4,128
The Corporate Executive Board Co.	36	2,094
Towers Watson & Co. (Class A)	3	208
TrueBlue, Inc. (a)	27	571

		20,519

REAL ESTATE INVESTMENT TRUSTS — 2.9%
Acadia Realty Trust	36	1,000
Alexandria Real Estate Equities, Inc.	14	994
American Campus Communities, Inc.	69	3,128
American Tower Corp.	408	31,383
Apartment Investment & Management Co. (Class A)	96	2,943
AvalonBay Communities, Inc.	35	4,433
BioMed Realty Trust, Inc.	54	1,166
Boston Properties, Inc.	42	4,245
BRE Properties, Inc.	21	1,022
Camden Property Trust	45	3,091
Cedar Realty Trust, Inc.	60	367
Colonial Properties Trust	24	543
Corporate Office Properties Trust	24	640
Corrections Corp. of America	118	4,610
Cousins Properties, Inc.	72	770
DiamondRock Hospitality Co.	69	642
Duke Realty Corp.	146	2,479
EastGroup Properties, Inc.	24	1,397
EPR Properties	27	1,405
Equity One, Inc.	54	1,294
Equity Residential	71	3,909
Essex Property Trust, Inc.	9	1,355
Extra Space Storage, Inc.	109	4,280
Federal Realty Investment Trust	39	4,214
Franklin Street Properties Corp.	75	1,097
Getty Realty Corp.	15	303
HCP, Inc.	274	13,662
Health Care REIT, Inc.	155	10,526
Healthcare Realty Trust, Inc.	75	2,129
Highwoods Properties, Inc.	30	1,187
Home Properties, Inc.	18	1,142
Hospitality Properties Trust	36	988
Host Hotels & Resorts, Inc.	113	1,976
Inland Real Estate Corp.	48	484
Kilroy Realty Corp.	60	3,144
Kimco Realty Corp.	217	4,861
Kite Realty Group Trust	60	404
LaSalle Hotel Properties	45	1,142
Lexington Realty Trust	136	1,605
Liberty Property Trust	78	3,101
LTC Properties, Inc.	18	733
Mack-Cali Realty Corp.	12	343
Medical Properties Trust, Inc.	131	2,101
Mid-America Apartment Communities, Inc.	12	829
National Retail Properties, Inc.	99	3,581
OMEGA Healthcare Investors, Inc.	109	3,309
Parkway Properties, Inc.	6	111
Pennsylvania Real Estate Investment Trust	63	1,222
Plum Creek Timber Co., Inc.	146	7,621
Post Properties, Inc.	36	1,696
Potlatch Corp.	44	2,018
ProLogis	390	15,592
PS Business Parks, Inc.	15	1,184
Public Storage	68	10,358
Rayonier, Inc.	90	5,370
Realty Income Corp.	115	5,215
Regency Centers Corp.	72	3,810
Sabra Healthcare REIT, Inc.	45	1,305
Saul Centers, Inc.	12	525
Senior Housing Properties Trust	93	2,495
Simon Property Group, Inc.	282	44,714
SL Green Realty Corp.	32	2,756
Sovran Self Storage, Inc.	30	1,935
Tanger Factory Outlet Centers, Inc.	78	2,822
Taubman Centers, Inc.	54	4,194
The Macerich Co.	90	5,794
UDR, Inc.	57	1,379
Universal Health Realty Income Trust	12	693
Urstadt Biddle Properties, Inc. (Class A)	15	326
Ventas, Inc.	194	14,201
Vornado Realty Trust	48	4,015
Weingarten Realty Investors	96	3,029

		284,337

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0% (c)
Alexander & Baldwin, Inc. (a)	18	644
CBRE Group, Inc. (a)	66	1,666
Forestar Group, Inc. (a)	30	656
Jones Lang LaSalle, Inc.	18	1,789

		4,755

ROAD & RAIL — 0.7%
Con-way, Inc.	6	211
CSX Corp.	99	2,438
Genesee & Wyoming, Inc. (Class A) (a)	42	3,911
Heartland Express, Inc.	6	80
J.B. Hunt Transport Services, Inc.	72	5,363
Kansas City Southern	115	12,754
Knight Transportation, Inc.	6	97
Landstar System, Inc.	12	685
Norfolk Southern Corp.	30	2,312
Old Dominion Freight Line, Inc. (a)	57	2,177
Ryder Systems, Inc.	3	179
Union Pacific Corp.	280	39,875

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Werner Enterprises, Inc.	3	$72

		70,154

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.6%
Advanced Energy Industries, Inc. (a)	33	604
Advanced Micro Devices, Inc. (a)	18	46
Altera Corp.	30	1,064
Analog Devices, Inc.	179	8,322
Applied Materials, Inc.	188	2,534
Atmel Corp. (a)	15	104
ATMI, Inc. (a)	3	67
Broadcom Corp. (Class A)	81	2,808
Brooks Automation, Inc.	3	31
Cabot Microelectronics Corp. (a)	21	730
Cirrus Logic, Inc. (a)	81	1,843
Cree, Inc. (a)	128	7,003
Cymer, Inc. (a)	38	3,652
Cypress Semiconductor Corp.	3	33
DSP Group, Inc. (a)	3	24
Entropic Communications, Inc. (a)	15	61
Exar Corp. (a)	42	441
Fairchild Semiconductor International, Inc. (a)	3	42
First Solar, Inc. (a)	3	81
GT Advanced Technologies, Inc. (a)	3	10
Hittite Microwave Corp. (a)	9	545
Integrated Device Technology, Inc. (a)	15	112
Intel Corp.	157	3,430
International Rectifier Corp. (a)	3	63
Intersil Corp. (Class A)	3	26
KLA-Tencor Corp.	26	1,371
Kopin Corp. (a)	6	22
Kulicke & Soffa Industries, Inc. (a)	21	243
Lam Research Corp. (a)	6	249
Linear Technology Corp.	95	3,645
LSI Corp. (a)	196	1,329
MEMC Electronic Materials, Inc. (a)	6	26
Micrel, Inc.	6	63
Microchip Technology, Inc.	18	662
Micron Technology, Inc. (a)	32	319
Microsemi Corp. (a)	30	695
MKS Instruments, Inc.	9	245
Monolithic Power Systems, Inc.	36	877
NVIDIA Corp.	60	769
Pericom Semiconductor Corp. (a)	6	41
RF Micro Devices, Inc. (a)	9	48
Rubicon Technology, Inc. (a)	3	20
Rudolph Technologies, Inc. (a)	36	424
Semtech Corp. (a)	15	531
Skyworks Solutions, Inc. (a)	30	661
Supertex, Inc.	3	67
Teradyne, Inc. (a)	30	487
Tessera Technologies, Inc.	9	169
Texas Instruments, Inc.	176	6,244
TriQuint Semiconductor, Inc. (a)	15	76
Ultratech, Inc. (a)	30	1,186
Veeco Instruments, Inc. (a)	37	1,418
Volterra Semiconductor Corp. (a)	3	43
Xilinx, Inc.	57	2,176

		57,782

SOFTWARE — 2.5%
ACI Worldwide, Inc. (a)	42	2,052
Adobe Systems, Inc. (a)	481	20,928
Ansys, Inc. (a)	56	4,560
Autodesk, Inc. (a)	50	2,062
BMC Software, Inc. (a)	66	3,058
Bottomline Technologies, Inc. (a)	6	171
CA, Inc.	32	805
Cadence Design Systems, Inc. (a)	289	4,026
Citrix Systems, Inc. (a)	41	2,959
CommVault Systems, Inc. (a)	45	3,689
Compuware Corp. (a)	247	3,088
Concur Technologies, Inc. (a)	54	3,708
Ebix, Inc.	33	535
Electronic Arts, Inc. (a)	9	159
EPIQ Systems, Inc.	3	42
FactSet Research Systems, Inc.	6	556
Fair Isaac Corp.	39	1,782
Informatica Corp. (a)	3	103
Interactive Intelligence Group (a)	6	266
Intuit, Inc.	113	7,418
Manhattan Associates, Inc. (a)	21	1,560
Mentor Graphics Corp.	99	1,787
MICROS Systems, Inc. (a)	12	546
Microsoft Corp.	713	20,399
MicroStrategy, Inc. (a)	3	303
Monotype Imaging Holdings, Inc.	21	499
Netscout Systems, Inc. (a)	42	1,032
Oracle Corp.	3,367	108,889
Progress Software Corp. (a)	9	205
PTC, Inc. (a)	33	841
Red Hat, Inc. (a)	127	6,421
Rovi Corp. (a)	3	64
Salesforce.com, Inc. (a)	152	27,182
SolarWinds, Inc. (a)	75	4,433
Solera Holdings, Inc.	41	2,392
Sourcefire, Inc. (a)	36	2,132
Symantec Corp. (a)	369	9,107
Synopsys, Inc. (a)	71	2,547
Take-Two Interactive Software, Inc. (a)	3	48
TIBCO Software, Inc. (a)	5	101
Tyler Technologies, Inc. (a)	27	1,654
Vasco Data Security International (a)	15	127

		254,236

SPECIALTY RETAIL — 3.3%
Aaron’s, Inc.	15	430
Abercrombie & Fitch Co. (Class A)	33	1,525
Advance Auto Parts, Inc.	21	1,736
Aeropostale, Inc. (a)	12	163
American Eagle Outfitters, Inc.	223	4,170
ANN, Inc. (a)	54	1,567
Ascena Retail Group, Inc. (a)	44	816
AutoNation, Inc. (a)	15	656
AutoZone, Inc. (a)	11	4,365
Barnes & Noble, Inc. (a)	9	148
Bed Bath & Beyond, Inc. (a)	21	1,353
Best Buy Co., Inc.	9	199
Big 5 Sporting Goods Corp.	18	281
Brown Shoe Co., Inc.	51	816
Cabela’s, Inc. (a)	57	3,464
CarMax, Inc. (a)	237	9,883

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Chico’s FAS, Inc.	184	$3,091
Christopher & Banks Corp. (a)	12	77
Dick’s Sporting Goods, Inc.	71	3,358
Foot Locker, Inc.	178	6,095
GameStop Corp. (Class A)	72	2,014
Genesco, Inc. (a)	12	721
Group 1 Automotive, Inc.	21	1,261
Guess?, Inc.	3	75
Haverty Furniture Cos., Inc.	15	308
Hibbett Sports, Inc. (a)	30	1,688
Hot Topic, Inc.	24	333
Jos. A. Bank Clothiers, Inc. (a)	3	120
L Brands, Inc.	247	11,031
Lithia Motors, Inc. (Class A)	24	1,140
Lowe’s Cos., Inc.	1,234	46,793
Lumber Liquidators Holdings, Inc. (a)	33	2,317
MarineMax, Inc. (a)	6	82
Monro Muffler Brake, Inc.	3	119
O’Reilly Automotive, Inc. (a)	62	6,358
Office Depot, Inc. (a)	118	464
OfficeMax, Inc.	102	1,184
Pep Boys-Manny, Moe & Jack (a)	3	35
PetSmart, Inc.	121	7,514
Rent-A-Center, Inc.	18	665
Ross Stores, Inc.	104	6,305
Rue21, Inc. (a)	9	265
Select Comfort Corp. (a)	20	395
Signet Jewelers, Ltd.	68	4,556
Sonic Automotive, Inc. (Class A)	33	731
Stage Stores, Inc.	33	854
Staples, Inc.	21	282
Stein Mart, Inc.	18	151
The Buckle, Inc.	6	280
The Cato Corp. (Class A)	18	435
The Children’s Place Retail Stores, Inc. (a)	2	90
The Finish Line, Inc. (Class A)	27	529
The Gap, Inc.	371	13,133
The Home Depot, Inc.	1,735	121,068
The Men’s Wearhouse, Inc.	24	802
Tiffany & Co.	3	209
TJX Cos., Inc.	755	35,296
Tractor Supply Co.	38	3,957
Urban Outfitters, Inc. (a)	133	5,152
Vitamin Shoppe, Inc. (a)	36	1,759
Williams-Sonoma, Inc.	89	4,585
Zale Corp. (a)	33	130
Zumiez, Inc. (a)	15	344

		329,723

TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Carter’s, Inc. (a)	57	3,264
Coach, Inc.	9	450
Crocs, Inc. (a)	9	133
Fifth & Pacific Cos., Inc. (a)	133	2,511
Fossil, Inc. (a)	3	290
Hanesbrands, Inc. (a)	113	5,148
Iconix Brand Group, Inc. (a)	66	1,708
Movado Group, Inc.	21	704
NIKE, Inc. (Class B)	160	9,442
Oxford Industries, Inc.	15	797
PVH Corp.	89	9,506
Quiksilver, Inc. (a)	21	128
Ralph Lauren Corp.	14	2,370
Skechers U.S.A., Inc. (a)	42	888
Steven Madden, Ltd. (a)	24	1,035
Under Armour, Inc. (Class A) (a)	72	3,686
V.F. Corp.	69	11,575
Wolverine World Wide, Inc.	30	1,331

		54,966

THRIFTS & MORTGAGE FINANCE — 0.1%
Astoria Financial Corp.	66	651
Bank Mutual Corp.	45	249
Brookline Bancorp, Inc.	24	219
Dime Community Bancshares	24	345
Hudson City Bancorp, Inc.	440	3,802
New York Community Bancorp, Inc.	238	3,415
Northwest Bancshares, Inc.	21	267
Oritani Financial Corp.	27	418
People’s United Financial, Inc.	57	766
Provident Financial Services, Inc.	42	641
TrustCo Bank Corp. NY	69	385
ViewPoint Financial Group	39	784
Washington Federal, Inc.	84	1,470

		13,412

TOBACCO — 1.9%
Alliance One International, Inc. (a)	60	233
Altria Group, Inc.	1,587	54,577
Lorillard, Inc.	256	10,330
Philip Morris International, Inc.	1,192	110,510
Reynolds American, Inc.	199	8,854
Universal Corp.	18	1,009

		185,513

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Applied Industrial Technologies, Inc.	33	1,485
Fastenal Co.	75	3,851
GATX Corp.	24	1,247
Kaman Corp.	9	319
MSC Industrial Direct Co., Inc. (Class A)	6	515
United Rentals, Inc. (a)	78	4,288
W.W. Grainger, Inc.	29	6,525
Watsco, Inc.	24	2,020

		20,250

WATER UTILITIES — 0.0% (c)
American States Water Co.	18	1,036
Aqua America, Inc.	119	3,742

		4,778

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
Crown Castle International Corp. (a)	359	25,001
MetroPCS Communications, Inc. (a)	188	2,049
Sprint Nextel Corp. (a)	3,728	23,151
Telephone & Data Systems, Inc.	9	189
USA Mobility, Inc.	3	40

		50,430

TOTAL COMMON STOCKS —
(Cost $9,191,520)		9,942,370

SPDR S&P 1500 Momentum Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.13% (d)(e) (Cost $14,522)	14,522	$14,522

TOTAL INVESTMENTS — 99.9% (f)
(Cost $9,206,042)		9,956,892
OTHER ASSETS & LIABILITIES — 0.1%		8,815

NET ASSETS — 100.0%		$9,965,707

(a)	Non-income producing security.
(b)	Affiliated issuer. (See accompanying Notes to Schedules of Investments)
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 2.4%
AAR Corp.	30	$552
Aerovironment, Inc. (a)	6	109
Alliant Techsystems, Inc.	36	2,607
American Science & Engineering, Inc.	2	122
BE Aerospace, Inc. (a)	30	1,809
Cubic Corp.	10	427
Curtiss-Wright Corp.	22	763
Esterline Technologies Corp. (a)	14	1,060
Exelis, Inc.	82	893
GenCorp, Inc. (a)	32	426
General Dynamics Corp.	178	12,551
Honeywell International, Inc.	258	19,440
Huntington Ingalls Industries, Inc.	30	1,600
L-3 Communications Holdings, Inc.	106	8,578
Lockheed Martin Corp.	196	18,918
Moog, Inc. (Class A) (a)	22	1,008
National Presto Industries, Inc.	4	322
Northrop Grumman Corp.	180	12,627
Orbital Sciences Corp. (a)	32	534
Precision Castparts Corp.	22	4,172
Raytheon Co.	216	12,699
Rockwell Collins, Inc.	46	2,904
Teledyne Technologies, Inc. (a)	14	1,098
Textron, Inc.	108	3,219
The Boeing Co.	258	22,149
Triumph Group, Inc.	18	1,413
United Technologies Corp.	308	28,776

		160,776

AIR FREIGHT & LOGISTICS — 0.6%
C.H. Robinson Worldwide, Inc.	44	2,616
Expeditors International of Washington, Inc.	44	1,571
FedEx Corp.	130	12,766
Forward Air Corp.	6	224
HUB Group, Inc. (Class A) (a)	14	538
United Parcel Service, Inc. (Class B)	222	19,070
UTI Worldwide, Inc.	50	724

		37,509

AIRLINES — 0.2%
Alaska Air Group, Inc. (a)	42	2,686
Allegiant Travel Co.	6	533
JetBlue Airways Corp. (a)	248	1,711
SkyWest, Inc.	56	899
Southwest Airlines Co.	540	7,279

		13,108

AUTO COMPONENTS — 0.3%
BorgWarner, Inc. (a)	26	2,011
Drew Industries, Inc.	8	291
Gentex Corp.	32	640
Johnson Controls, Inc.	328	11,503
Spartan Motors, Inc.	22	117
Standard Motor Products, Inc.	14	388
Superior Industries International, Inc.	16	299
The Goodyear Tire & Rubber Co. (a)	266	3,354

		18,603

AUTOMOBILES — 0.9%
Ford Motor Co.	4,301	56,558
Harley-Davidson, Inc.	58	3,092
Thor Industries, Inc.	24	883
Winnebago Industries, Inc. (a)	10	206

		60,739

BEVERAGES — 1.6%
Beam, Inc.	58	3,685
Boston Beer Co., Inc. (Class A) (a)	2	319
Brown-Forman Corp. (Class B)	46	3,284
Coca-Cola Enterprises, Inc.	110	4,061
Constellation Brands, Inc. (Class A) (a)	80	3,811
Dr. Pepper Snapple Group, Inc.	84	3,944
Molson Coors Brewing Co. (Class B)	92	4,502
Monster Beverage Corp. (a)	24	1,146
PepsiCo, Inc.	514	40,663
The Coca-Cola Co.	1,042	42,139

		107,554

BIOTECHNOLOGY — 1.1%
Amgen, Inc.	238	24,398
ArQule, Inc. (a)	8	21
Biogen Idec, Inc. (a)	54	10,417
Celgene Corp. (a)	88	10,200
Cubist Pharmaceuticals, Inc. (a)	16	749
Emergent Biosolutions, Inc. (a)	14	196
Gilead Sciences, Inc. (a)	468	22,899
Momenta Pharmaceuticals, Inc. (a)	20	267
Regeneron Pharmaceuticals, Inc. (a)	12	2,117
United Therapeutics Corp. (a)	14	852
Vertex Pharmaceuticals, Inc. (a)	34	1,869

		73,985

BUILDING PRODUCTS — 0.1%
A.O. Smith Corp.	18	1,324
AAON, Inc.	6	166
Apogee Enterprises, Inc.	18	521
Fortune Brands Home & Security, Inc. (a)	36	1,347
Gibraltar Industries, Inc. (a)	16	292
Griffon Corp.	34	405
Lennox International, Inc.	20	1,270
Masco Corp.	158	3,200
NCI Building Systems, Inc. (a)	14	243
Quanex Building Products Corp.	14	225
Simpson Manufacturing Co., Inc.	14	429
Universal Forest Products, Inc.	12	478

		9,900

CAPITAL MARKETS — 2.6%
Affiliated Managers Group, Inc. (a)	14	2,150
Ameriprise Financial, Inc.	100	7,365
Apollo Investment Corp.	224	1,873
BlackRock, Inc.	75	19,266
Calamos Asset Management, Inc. (Class A)	22	259
E*TRADE Financial Corp. (a)	186	1,992
Eaton Vance Corp.	32	1,339
Federated Investors, Inc. (Class B)	44	1,041
Financial Engines, Inc.	6	217
Franklin Resources, Inc.	52	7,842
Greenhill & Co., Inc.	10	534
Invesco, Ltd.	146	4,228
Investment Technology Group, Inc. (a)	28	309
Janus Capital Group, Inc.	82	771
Legg Mason, Inc.	88	2,829
Morgan Stanley	1,504	33,058

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Northern Trust Corp.	90	$4,910
Piper Jaffray Co., Inc. (a)	18	617
Prospect Capital Corp.	78	851
Raymond James Financial, Inc.	46	2,121
SEI Investments Co.	44	1,269
State Street Corp. (b)	176	10,400
Stifel Financial Corp. (a)	16	555
SWS Group, Inc. (a)	30	181
T. Rowe Price Group, Inc.	56	4,193
The Bank of New York Mellon Corp.	636	17,802
The Charles Schwab Corp.	362	6,404
The Goldman Sachs Group, Inc.	292	42,968
Virtus Investment Partners, Inc. (a)	2	373
Waddell & Reed Financial, Inc. (Class A)	26	1,138

		178,855

CHEMICALS — 1.7%
A. Schulman, Inc.	18	568
Air Products & Chemicals, Inc.	74	6,447
Airgas, Inc.	22	2,181
Albemarle Corp.	24	1,500
American Vanguard Corp.	6	183
Ashland, Inc.	40	2,972
Balchem Corp.	4	176
Cabot Corp.	28	958
Calgon Carbon Corp. (a)	18	326
CF Industries Holdings, Inc.	20	3,807
Cytec Industries, Inc.	20	1,482
E. I. du Pont de Nemours & Co.	326	16,026
Eastman Chemical Co.	60	4,192
Ecolab, Inc.	40	3,207
FMC Corp.	28	1,597
H.B. Fuller Co.	16	625
Hawkins, Inc.	4	160
International Flavors & Fragrances, Inc.	24	1,840
Intrepid Potash, Inc.	22	413
Koppers Holdings, Inc.	10	440
Kraton Performance Polymers, Inc. (a)	18	421
LSB Industries, Inc. (a)	8	278
Minerals Technologies, Inc.	12	498
Monsanto Co.	120	12,676
NewMarket Corp.	4	1,041
Olin Corp.	44	1,110
OM Group, Inc. (a)	24	564
PolyOne Corp.	48	1,172
PPG Industries, Inc.	60	8,036
Praxair, Inc.	76	8,477
Quaker Chemical Corp.	6	354
RPM International, Inc.	58	1,832
Sensient Technologies Corp.	20	782
Sigma-Aldrich Corp.	24	1,864
Stepan Co.	8	505
The Dow Chemical Co.	476	15,156
The Mosaic Co.	122	7,272
The Scotts Miracle-Gro Co. (Class A)	18	778
The Sherwin-Williams Co.	22	3,716
Tredegar Corp.	14	412
Valspar Corp.	24	1,494
Zep, Inc.	10	150

		117,688

COMMERCIAL BANKS — 3.2%
Associated Banc-Corp.	82	1,246
BancorpSouth, Inc.	60	978
Bank of Hawaii Corp.	20	1,016
Bank of the Ozarks, Inc.	8	355
BB&T Corp.	376	11,803
BBCN Bancorp, Inc.	18	235
Boston Private Financial Holdings, Inc.	26	257
Cathay General Bancorp	26	523
City Holding Co.	8	318
City National Corp.	20	1,178
Columbia Banking System, Inc.	12	264
Comerica, Inc.	92	3,307
Commerce Bancshares, Inc.	33	1,347
Community Bank System, Inc.	16	474
Cullen/Frost Bankers, Inc.	28	1,751
CVB Financial Corp.	42	473
East West Bancorp, Inc.	44	1,130
F.N.B. Corp.	76	920
Fifth Third Bancorp	496	8,090
First BanCorp- Puerto Rico (a)	76	473
First Commonwealth Financial Corp.	56	418
First Financial Bancorp	32	514
First Financial Bankshares, Inc.	10	486
First Horizon National Corp.	134	1,431
First Midwest Bancorp, Inc.	34	452
First Niagara Financial Group, Inc.	156	1,382
FirstMerit Corp.	52	860
Fulton Financial Corp.	88	1,030
Glacier Bancorp, Inc.	34	645
Hancock Holding Co.	22	680
Hanmi Financial Corp. (a)	16	256
Home Bancshares, Inc.	8	301
Huntington Bancshares, Inc.	462	3,414
Independent Bank Corp.-Massachusetts	8	261
International Bancshares Corp.	36	749
KeyCorp	556	5,538
M&T Bank Corp.	58	5,983
National Penn Bancshares, Inc.	54	577
NBT Bancorp, Inc.	18	399
Old National Bancorp	42	578
PacWest Bancorp	12	349
Pinnacle Financial Partners, Inc. (a)	16	374
PNC Financial Services Group, Inc.	286	19,019
PrivateBancorp, Inc.	28	529
Prosperity Bancshares, Inc.	16	758
Regions Financial Corp.	1,028	8,419
S&T Bancorp, Inc.	16	297
Signature Bank (a)	12	945
Simmons First National Corp.	8	203
Sterling Bancorp	14	142
SunTrust Banks, Inc.	392	11,294
Susquehanna Bancshares, Inc.	82	1,019
SVB Financial Group (a)	14	993
Synovus Financial Corp.	856	2,371
TCF Financial Corp.	96	1,436
Texas Capital Bancshares, Inc. (a)	10	405
Tompkins Financial Corp.	8	338
Trustmark Corp.	30	750
U.S. Bancorp	722	24,497
UMB Financial Corp.	16	785

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Umpqua Holdings Corp.	50	$663
United Bankshares, Inc.	22	585
United Community Banks, Inc. (a)	50	567
Valley National Bancorp	106	1,085
Webster Financial Corp.	34	825
Wells Fargo & Co.	2,045	75,645
Westamerica Bancorporation	10	453
Wilshire Bancorp, Inc. (a)	30	203
Wintrust Financial Corp.	16	593
Zions Bancorporation	108	2,699

		220,333

COMMERCIAL SERVICES & SUPPLIES — 0.8%
ABM Industries, Inc.	36	801
Avery Dennison Corp.	74	3,187
Cintas Corp.	48	2,118
Clean Harbors, Inc. (a)	12	697
Consolidated Graphics, Inc. (a)	10	391
Copart, Inc. (a)	34	1,166
Deluxe Corp.	32	1,325
G & K Services, Inc. (Class A)	10	455
Healthcare Services Group, Inc.	18	461
Herman Miller, Inc.	20	553
HNI Corp.	22	781
Interface, Inc.	18	346
Iron Mountain, Inc.	52	1,888
Mine Safety Appliances Co.	12	595
Mobile Mini, Inc. (a)	16	471
Pitney Bowes, Inc.	218	3,239
R.R. Donnelley & Sons Co.	196	2,362
Republic Services, Inc.	162	5,346
Rollins, Inc.	28	687
Stericycle, Inc. (a)	18	1,911
Sykes Enterprises, Inc. (a)	24	383
Tetra Tech, Inc. (a)	26	793
The Brink’s Co.	52	1,470
The Geo Group, Inc.	40	1,505
Tyco International, Ltd.	176	5,632
UniFirst Corp.	8	724
United Stationers, Inc.	30	1,160
Viad Corp.	12	332
Waste Connections, Inc.	32	1,151
Waste Management, Inc.	234	9,175

		51,105

COMMUNICATIONS EQUIPMENT — 1.0%
ADTRAN, Inc.	16	314
Arris Group, Inc. (a)	50	858
Bel Fuse, Inc. (Class B)	6	94
Black Box Corp.	12	262
Ciena Corp. (a)	22	352
Cisco Systems, Inc.	1,514	31,658
Comtech Telecommunications Corp.	10	243
Digi International, Inc. (a)	12	107
F5 Networks, Inc. (a)	12	1,069
Harmonic, Inc. (a)	42	243
Harris Corp.	54	2,502
JDS Uniphase Corp. (a)	60	802
Juniper Networks, Inc. (a)	174	3,226
Motorola Solutions, Inc.	100	6,403
Netgear, Inc. (a)	12	402
Oplink Communications, Inc. (a)	8	131
PC-Tel, Inc.	6	43
Plantronics, Inc.	10	442
Polycom, Inc. (a)	50	554
QUALCOMM, Inc.	260	17,407
Riverbed Technology, Inc. (a)	25	373
Symmetricom, Inc. (a)	16	73
Tellabs, Inc.	186	389
ViaSat, Inc. (a)	10	484

		68,431

COMPUTERS & PERIPHERALS — 2.9%
Apple, Inc.	213	94,280
Avid Technology, Inc. (a)	20	125
Dell, Inc.	1,058	15,161
Diebold, Inc.	28	849
EMC Corp. (a)	566	13,522
Hewlett-Packard Co.	2,140	51,018
Intermec, Inc. (a)	30	295
Intevac, Inc. (a)	10	47
Lexmark International, Inc. (Class A)	46	1,214
NCR Corp. (a)	66	1,819
NetApp, Inc. (a)	94	3,211
QLogic Corp. (a)	36	418
SanDisk Corp. (a)	92	5,060
Super Micro Computer, Inc. (a)	12	135
Synaptics, Inc. (a)	10	407
Western Digital Corp.	132	6,637

		194,198

CONSTRUCTION & ENGINEERING — 0.3%
Aecom Technology Corp. (a)	82	2,689
Aegion Corp. (a)	18	417
Chicago Bridge & Iron Co. NV	6	373
Comfort Systems USA, Inc.	28	394
Dycom Industries, Inc. (a)	14	276
EMCOR Group, Inc.	44	1,865
Fluor Corp.	80	5,306
Granite Construction, Inc.	20	637
Jacobs Engineering Group, Inc. (a)	70	3,937
KBR, Inc.	70	2,246
Orion Marine Group, Inc. (a)	16	159
Quanta Services, Inc. (a)	88	2,515
URS Corp.	56	2,655

		23,469

CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	10	666
Headwaters, Inc. (a)	40	436
Martin Marietta Materials, Inc.	14	1,428
Texas Industries, Inc. (a)	6	379
Vulcan Materials Co.	42	2,172

		5,081

CONSUMER FINANCE — 0.9%
American Express Co.	376	25,365
Capital One Financial Corp.	314	17,254
Cash America International, Inc.	16	840
Discover Financial Services	228	10,224
Encore Capital Group, Inc. (a)	12	361
Ezcorp, Inc. (Class A) (a)	18	383
First Cash Financial Services, Inc. (a)	4	233
Portfolio Recovery Associates, Inc. (a)	6	762
SLM Corp.	194	3,973

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

World Acceptance Corp. (a)	8	$687

		60,082

CONTAINERS & PACKAGING — 0.3%
AptarGroup, Inc.	20	1,147
Ball Corp.	54	2,569
Bemis Co., Inc.	56	2,260
Greif, Inc. (Class A)	32	1,716
MeadWestvaco Corp.	84	3,049
Myers Industries, Inc.	14	196
Owens-Illinois, Inc. (a)	88	2,345
Packaging Corp. of America	44	1,974
Rock-Tenn Co. (Class A)	24	2,227
Sealed Air Corp.	94	2,266
Silgan Holdings, Inc.	24	1,134
Sonoco Products Co.	54	1,890

		22,773

DISTRIBUTORS — 0.1%
Genuine Parts Co.	68	5,304
LKQ Corp. (a)	84	1,828
Pool Corp.	14	672
VOXX International Corp. (a)	20	214

		8,018

DIVERSIFIED CONSUMER SERVICES — 0.2%
American Public Education, Inc. (a)	4	140
Apollo Group, Inc. (Class A) (a)	60	1,044
Capella Education Co. (a)	6	187
Career Education Corp. (a)	56	133
Coinstar, Inc. (a)	12	701
Corinthian Colleges, Inc. (a)	84	176
DeVry, Inc.	32	1,016
H&R Block, Inc.	146	4,295
Hillenbrand, Inc.	26	657
ITT Educational Services, Inc. (a)	12	165
Lincoln Educational Services Corp.	24	141
Matthews International Corp. (Class A)	12	419
Regis Corp.	38	691
Service Corp. International	96	1,606
Sotheby’s	16	599
Strayer Education, Inc.	6	290
Universal Technical Institute, Inc.	10	126

		12,386

DIVERSIFIED FINANCIAL SERVICES — 5.7%
Bank of America Corp.	11,810	143,846
CBOE Holdings, Inc.	14	517
Citigroup, Inc.	2,225	98,434
CME Group, Inc.	136	8,349
Interactive Brokers Group, Inc. (Class A)	44	656
IntercontinentalExchange, Inc. (a)	18	2,935
JPMorgan Chase & Co.	2,488	118,081
Leucadia National Corp.	162	4,444
Moody’s Corp.	44	2,346
MSCI, Inc. (Class A) (a)	18	611
NYSE Euronext	132	5,100
The NASDAQ OMX Group, Inc.	86	2,778

		388,097

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.5%
AT&T, Inc.	3,595	131,901
Atlantic Tele-Network, Inc.	10	485
Cbeyond, Inc. (a)	20	149
CenturyLink, Inc.	192	6,745
Cincinnati Bell, Inc. (a)	128	417
Frontier Communications Corp.	1,086	4,322
General Communication, Inc. (Class A) (a)	36	330
Lumos Networks Corp.	4	54
Neutral Tandem, Inc.	14	46
tw telecom, Inc. (a)	50	1,259
Verizon Communications, Inc.	1,870	91,910
Windstream Corp.	346	2,751

		240,369

ELECTRIC UTILITIES — 2.6%
ALLETE, Inc.	20	980
American Electric Power Co., Inc.	316	15,367
Cleco Corp.	26	1,223
Duke Energy Corp.	414	30,052
Edison International	212	10,668
El Paso Electric Co.	18	606
Entergy Corp.	192	12,142
Exelon Corp.	460	15,861
FirstEnergy Corp.	226	9,537
Great Plains Energy, Inc.	100	2,319
Hawaiian Electric Industries, Inc.	58	1,607
IDACORP, Inc.	28	1,352
NextEra Energy, Inc.	228	17,711
Northeast Utilities	150	6,519
NV Energy, Inc.	140	2,804
OGE Energy Corp.	44	3,079
Pepco Holdings, Inc.	166	3,553
Pinnacle West Capital Corp.	64	3,705
PNM Resources, Inc.	58	1,351
PPL Corp.	314	9,831
Southern Co.	388	18,205
UIL Holdings Corp.	24	950
UNS Energy Corp.	30	1,468
Westar Energy, Inc.	56	1,858
Xcel Energy, Inc.	234	6,950

		179,698

ELECTRICAL EQUIPMENT — 0.7%
Acuity Brands, Inc.	10	693
AMETEK, Inc.	50	2,168
AZZ, Inc.	8	386
Belden, Inc.	16	826
Brady Corp. (Class A)	20	671
Eaton Corp. PLC	211	12,924
Emerson Electric Co.	266	14,861
Encore Wire Corp.	8	280
EnerSys (a)	22	1,003
Franklin Electric Co., Inc.	16	537
General Cable Corp. (a)	54	1,978
Hubbell, Inc. (Class B)	18	1,748
II-VI, Inc. (a)	16	273
Powell Industries, Inc. (a)	6	315
Regal-Beloit Corp.	16	1,305
Rockwell Automation, Inc.	36	3,109
Roper Industries, Inc.	20	2,546
Vicor Corp. (a)	22	109

		45,732

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.9%
Agilysys, Inc. (a)	10	$99
Amphenol Corp. (Class A)	34	2,538
Anixter International, Inc.	16	1,119
Arrow Electronics, Inc. (a)	118	4,793
Avnet, Inc. (a)	154	5,575
Badger Meter, Inc.	4	214
Benchmark Electronics, Inc. (a)	40	721
Checkpoint Systems, Inc. (a)	26	340
Cognex Corp.	6	253
Corning, Inc.	878	11,704
CTS Corp.	16	167
Daktronics, Inc.	20	210
DTS, Inc. (a)	4	66
Electro Scientific Industries, Inc.	8	88
FARO Technologies, Inc. (a)	2	87
FEI Co.	10	645
FLIR Systems, Inc.	38	988
Ingram Micro, Inc. (Class A) (a)	164	3,227
Insight Enterprises, Inc. (a)	48	990
Itron, Inc. (a)	18	835
Jabil Circuit, Inc.	122	2,255
Littelfuse, Inc.	6	407
Measurement Specialties, Inc. (a)	6	239
Mercury Computer Systems, Inc. (a)	12	88
Methode Electronics, Inc. (Class A)	18	232
Mettler-Toledo International, Inc. (a)	6	1,279
Molex, Inc.	66	1,932
MTS Systems Corp.	4	233
National Instruments Corp.	24	786
Newport Corp. (a)	16	271
OSI Systems, Inc. (a)	6	374
Park Electrochemical Corp.	6	152
Plexus Corp. (a)	18	438
RadiSys Corp. (a)	12	59
Rofin-Sinar Technologies, Inc. (a)	12	325
Rogers Corp. (a)	6	286
Scansource, Inc. (a)	16	451
SYNNEX Corp. (a)	28	1,036
TE Connectivity, Ltd.	178	7,463
Tech Data Corp. (a)	42	1,916
Trimble Navigation, Ltd. (a)	52	1,558
TTM Technologies, Inc. (a)	38	289
Vishay Intertechnology, Inc. (a)	96	1,307

		58,035

ENERGY EQUIPMENT & SERVICES — 1.5%
Atwood Oceanics, Inc. (a)	26	1,366
Baker Hughes, Inc.	194	9,004
Basic Energy Services, Inc. (a)	20	273
Bristow Group, Inc.	14	923
Cameron International Corp. (a)	70	4,564
CARBO Ceramics, Inc.	4	364
Diamond Offshore Drilling, Inc.	76	5,287
Dresser-Rand Group, Inc. (a)	24	1,480
Dril-Quip, Inc. (a)	10	872
Era Group, Inc. (a)	12	252
Exterran Holdings, Inc. (a)	70	1,890
FMC Technologies, Inc. (a)	48	2,611
Geospace Technologies Corp. (a)	2	216
Gulf Island Fabrication, Inc.	6	126
Halliburton Co.	340	13,739
Helix Energy Solutions Group, Inc. (a)	52	1,190
Helmerich & Payne, Inc.	36	2,185
Hornbeck Offshore Services, Inc. (a)	10	465
ION Geophysical Corp. (a)	46	313
Lufkin Industries, Inc.	6	398
Matrix Service Co. (a)	14	209
Nabors Industries, Ltd.	212	3,439
National Oilwell Varco, Inc.	122	8,631
Noble Corp.	104	3,968
Oceaneering International, Inc.	22	1,461
Oil States International, Inc. (a)	20	1,631
Patterson-UTI Energy, Inc.	98	2,336
Pioneer Energy Services Corp. (a)	36	297
Rowan Cos. PLC (a)	54	1,909
Schlumberger, Ltd.	340	25,463
SEACOR Holdings, Inc.	12	884
Superior Energy Services, Inc. (a)	54	1,402
Tetra Technologies, Inc. (a)	42	431
Tidewater, Inc.	22	1,111
Unit Corp. (a)	32	1,458

		102,148

FOOD & STAPLES RETAILING — 3.9%
Casey’s General Stores, Inc.	20	1,166
Costco Wholesale Corp.	192	20,373
CVS Caremark Corp.	608	33,434
Harris Teeter Supermarkets, Inc.	26	1,111
Nash Finch Co.	14	274
Safeway, Inc.	260	6,851
Spartan Stores, Inc.	24	421
SUPERVALU, Inc.	232	1,169
Sysco Corp.	346	12,169
The Andersons, Inc.	18	963
The Kroger Co.	557	18,459
United Natural Foods, Inc. (a)	20	984
Wal-Mart Stores, Inc.	1,833	137,164
Walgreen Co.	556	26,510
Whole Foods Market, Inc.	36	3,123

		264,171

FOOD PRODUCTS — 2.0%
Archer-Daniels-Midland Co.	716	24,151
B&G Foods, Inc.	18	549
Cal-Maine Foods, Inc.	16	681
Calavo Growers, Inc.	4	115
Campbell Soup Co.	130	5,897
ConAgra Foods, Inc.	218	7,806
Darling International, Inc. (a)	38	682
Dean Foods Co. (a)	202	3,662
Diamond Foods, Inc. (a)	10	169
Flowers Foods, Inc.	50	1,647
General Mills, Inc.	248	12,229
Green Mountain Coffee Roasters, Inc. (a)	26	1,476
H.J. Heinz Co.	118	8,528
Hain Celestial Group, Inc. (a)	12	733
Hormel Foods Corp.	98	4,049
Ingredion, Inc.	30	2,170
J&J Snack Foods Corp.	6	461
Kellogg Co.	134	8,634
Lancaster Colony Corp.	8	616
McCormick & Co., Inc.	38	2,795

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Mead Johnson Nutrition Co.	32	$2,478
Mondelez International, Inc. (Class A)	734	22,468
Post Holdings, Inc. (a)	10	429
Sanderson Farms, Inc.	10	546
Seneca Foods Corp. (a)	8	264
Smithfield Foods, Inc. (a)	146	3,866
Snyders-Lance, Inc.	20	505
The Hershey Co.	54	4,727
The J.M. Smucker Co.	38	3,768
Tootsie Roll Industries, Inc.	14	419
TreeHouse Foods, Inc. (a)	14	912
Tyson Foods, Inc. (Class A)	316	7,843

		135,275

GAS UTILITIES — 0.4%
AGL Resources, Inc.	52	2,181
Atmos Energy Corp.	66	2,818
National Fuel Gas Co.	36	2,209
New Jersey Resources Corp.	22	987
Northwest Natural Gas Co.	14	613
ONEOK, Inc.	98	4,672
Piedmont Natural Gas Co., Inc.	34	1,118
Questar Corp.	104	2,530
South Jersey Industries, Inc.	12	667
Southwest Gas Corp.	24	1,139
The Laclede Group, Inc.	16	683
UGI Corp.	82	3,148
WGL Holdings, Inc.	30	1,323

		24,088

HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Abaxis, Inc.	4	189
Align Technology, Inc. (a)	16	536
Analogic Corp.	4	316
Baxter International, Inc.	170	12,349
Becton, Dickinson and Co.	76	7,266
Boston Scientific Corp. (a)	836	6,529
C.R. Bard, Inc.	20	2,016
Cantel Medical Corp.	6	180
CareFusion Corp. (a)	98	3,429
CONMED Corp.	12	409
Covidien PLC	148	10,040
CryoLife, Inc.	12	72
Cyberonics, Inc. (a)	6	281
DENTSPLY International, Inc.	36	1,527
Edwards Lifesciences Corp. (a)	24	1,972
Greatbatch, Inc. (a)	12	359
Haemonetics Corp. (a)	16	667
Hill-Rom Holdings, Inc.	22	775
Hologic, Inc. (a)	76	1,718
ICU Medical, Inc. (a)	4	236
IDEXX Laboratories, Inc. (a)	12	1,109
Integra LifeSciences Holdings Corp. (a)	10	390
Intuitive Surgical, Inc. (a)	6	2,947
Invacare Corp.	32	418
Masimo Corp.	8	157
Medtronic, Inc.	390	18,314
Meridian Bioscience, Inc.	12	274
Merit Medical Systems, Inc. (a)	14	172
Natus Medical, Inc. (a)	10	134
Neogen Corp. (a)	4	198
NuVasive, Inc. (a)	16	341
Palomar Medical Technologies, Inc. (a)	6	81
ResMed, Inc.	40	1,854
St. Jude Medical, Inc.	80	3,235
STERIS Corp.	22	915
Stryker Corp.	96	6,263
SurModics, Inc. (a)	4	109
Symmetry Medical, Inc. (a)	24	275
Teleflex, Inc.	18	1,521
The Cooper Cos., Inc.	10	1,079
Thoratec Corp. (a)	14	525
Varian Medical Systems, Inc. (a)	28	2,016
West Pharmaceutical Services, Inc.	12	779
Zimmer Holdings, Inc.	66	4,965

		98,937

HEALTH CARE PROVIDERS & SERVICES — 2.9%
Aetna, Inc.	196	10,019
Air Methods Corp.	12	579
Almost Family, Inc.	6	123
Amedisys, Inc. (a)	34	378
AmerisourceBergen Corp.	255	13,120
AMN Healthcare Services, Inc. (a)	30	475
AmSurg Corp. (a)	18	605
Bio-Reference Laboratories, Inc. (a)	8	208
Cardinal Health, Inc.	372	15,483
Centene Corp. (a)	24	1,057
Chemed Corp.	8	640
CIGNA Corp.	138	8,607
Community Health Systems, Inc.	98	4,644
Corvel Corp. (a)	4	198
Coventry Health Care, Inc.	98	4,609
Cross Country Healthcare, Inc. (a)	34	180
DaVita, Inc. (a)	30	3,558
Express Scripts Holding Co. (a)	310	17,871
Gentiva Health Services, Inc. (a)	30	325
Hanger, Inc. (a)	16	504
Health Management Associates, Inc. (Class A) (a)	278	3,578
Health Net, Inc. (a)	60	1,717
Healthways, Inc. (a)	36	441
Henry Schein, Inc. (a)	36	3,332
HMS Holdings Corp. (a)	14	380
Humana, Inc.	96	6,635
IPC The Hospitalist Co. (a)	6	267
Kindred Healthcare, Inc. (a)	58	611
Laboratory Corp. of America Holdings (a)	34	3,067
Landauer, Inc.	4	225
LHC Group, Inc. (a)	12	258
LifePoint Hospitals, Inc. (a)	36	1,745
Magellan Health Services, Inc. (a)	20	951
McKesson Corp.	256	27,638
MEDNAX, Inc. (a)	16	1,434
Molina Healthcare, Inc. (a)	32	988
MWI Veterinary Supply, Inc. (a)	4	529
Omnicare, Inc.	54	2,199
Owens & Minor, Inc.	46	1,498
Patterson Cos., Inc.	38	1,445
PharMerica Corp. (a)	32	448
Quest Diagnostics, Inc.	56	3,161
Tenet Healthcare Corp. (a)	114	5,424
The Ensign Group, Inc.	10	334
UnitedHealth Group, Inc.	494	28,262

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Universal Health Services, Inc. (Class B)	42	$2,682
VCA Antech, Inc. (a)	34	799
WellCare Health Plans, Inc. (a)	20	1,159
WellPoint, Inc.	220	14,571

		198,961

HEALTH CARE TECHNOLOGY — 0.1%
Allscripts Healthcare Solutions, Inc. (a)	44	598
Cerner Corp. (a)	30	2,842
Computer Programs and Systems, Inc.	2	108
Medidata Solutions, Inc. (a)	4	232
Omnicell, Inc. (a)	10	189

		3,969

HOTELS, RESTAURANTS & LEISURE — 1.4%
Bally Technologies, Inc. (a)	12	624
BJ’s Restaurants, Inc. (a)	6	200
Bob Evans Farms, Inc.	16	682
Boyd Gaming Corp. (a)	62	513
Brinker International, Inc.	36	1,355
Buffalo Wild Wings, Inc. (a)	4	350
Carnival Corp.	486	16,670
CEC Entertainment, Inc.	8	262
Chipotle Mexican Grill, Inc. (a)	4	1,304
Cracker Barrel Old Country Store, Inc.	12	970
Darden Restaurants, Inc.	62	3,204
DineEquity, Inc.	6	413
International Game Technology	88	1,452
International Speedway Corp. (Class A)	18	588
Interval Leisure Group, Inc.	16	348
Jack in the Box, Inc. (a)	26	899
Life Time Fitness, Inc. (a)	14	599
Marcus Corp.	22	275
Marriott International, Inc. (Class A)	78	3,294
Marriott Vacations Worldwide Corp. (a)	20	858
McDonald’s Corp.	288	28,711
Monarch Casino & Resort, Inc. (a)	6	58
Multimedia Games Holding Co., Inc. (a)	12	250
Panera Bread Co. (Class A) (a)	6	991
Papa John’s International, Inc. (a)	10	618
Pinnacle Entertainment, Inc. (a)	34	497
Red Robin Gourmet Burgers, Inc. (a)	10	456
Ruby Tuesday, Inc. (a)	40	295
Ruth’s Hospitality Group, Inc. (a)	16	153
Scientific Games Corp. (Class A) (a)	34	298
SHFL Entertainment, Inc. (a)	12	199
Sonic Corp. (a)	26	335
Starbucks Corp.	116	6,607
Starwood Hotels & Resorts Worldwide, Inc.	44	2,804
Texas Roadhouse, Inc. (Class A)	24	485
The Cheesecake Factory, Inc.	20	772
The Wendy’s Co.	182	1,032
WMS Industries, Inc. (a)	24	605
Wyndham Worldwide Corp.	46	2,966
Wynn Resorts, Ltd.	46	5,757
Yum! Brands, Inc.	94	6,762

		95,511

HOUSEHOLD DURABLES — 0.6%
American Greetings Corp. (Class A)	34	548
Blyth, Inc.	8	139
D.R. Horton, Inc.	110	2,673
Ethan Allen Interiors, Inc.	10	329
Harman International Industries, Inc.	24	1,071
Helen of Troy, Ltd. (a)	16	614
iRobot Corp. (a)	8	205
KB Home	84	1,829
La-Z-Boy, Inc.	22	415
Leggett & Platt, Inc.	82	2,770
Lennar Corp. (Class A)	50	2,074
M.D.C. Holdings, Inc.	22	806
M/I Homes, Inc. (a)	12	294
Meritage Homes Corp. (a)	12	562
Mohawk Industries, Inc. (a)	34	3,846
Newell Rubbermaid, Inc.	120	3,132
NVR, Inc. (a)	2	2,160
Pulte Group, Inc. (a)	150	3,036
Standard Pacific Corp. (a)	80	691
The Ryland Group, Inc.	18	749
Toll Brothers, Inc. (a)	50	1,712
Tupperware Brands Corp.	18	1,471
Universal Electronics, Inc. (a)	8	186
Whirlpool Corp.	56	6,634

		37,946

HOUSEHOLD PRODUCTS — 1.7%
Central Garden & Pet Co. (Class A) (a)	44	362
Church & Dwight Co., Inc.	32	2,068
Colgate-Palmolive Co.	92	10,859
Energizer Holdings, Inc.	28	2,792
Kimberly-Clark Corp.	164	16,069
The Clorox Co.	46	4,072
The Procter & Gamble Co.	1,047	80,682
WD-40 Co.	4	219

		117,123

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
NRG Energy, Inc.	349	9,245
The AES Corp.	452	5,682

		14,927

INDUSTRIAL CONGLOMERATES — 2.0%
3M Co.	222	23,601
Carlisle Cos., Inc.	24	1,627
Danaher Corp.	158	9,820
General Electric Co.	4,354	100,664
Standex International Corp.	4	221

		135,933

INSURANCE — 6.7%
ACE, Ltd.	182	16,193
Aflac, Inc.	340	17,687
Alleghany Corp. (a)	6	2,376
American Financial Group, Inc.	86	4,075
American International Group, Inc. (a)	1,623	63,005
AMERISAFE, Inc.	8	284
Aon PLC	100	6,150
Arthur J. Gallagher & Co.	42	1,735
Aspen Insurance Holdings, Ltd.	78	3,009
Assurant, Inc.	88	3,961
Berkshire Hathaway, Inc. (Class B) (a)	1,083	112,849
Brown & Brown, Inc.	44	1,410
Cincinnati Financial Corp.	86	4,058
eHealth, Inc. (a)	6	107

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Employers Holdings, Inc.	16	$375
Everest Re Group, Ltd.	38	4,935
Fidelity National Financial, Inc. (Class A)	124	3,129
First American Financial Corp.	70	1,790
Genworth Financial, Inc. (Class A) (a)	534	5,340
Hartford Financial Services Group, Inc.	474	12,229
HCC Insurance Holdings, Inc.	60	2,522
Horace Mann Educators Corp.	28	584
Infinity Property & Casualty Corp.	8	450
Kemper Corp.	40	1,304
Lincoln National Corp.	202	6,587
Loews Corp.	228	10,048
Marsh & McLennan Cos., Inc.	190	7,214
Meadowbrook Insurance Group, Inc.	50	352
Mercury General Corp.	40	1,517
MetLife, Inc.	806	30,644
National Financial Partners Corp. (a)	22	493
Old Republic International Corp.	176	2,237
Principal Financial Group, Inc.	202	6,874
ProAssurance Corp.	20	947
Protective Life Corp.	88	3,150
Prudential Financial, Inc.	338	19,939
Reinsurance Group of America, Inc.	80	4,774
RLI Corp.	8	575
Safety Insurance Group, Inc.	10	491
Selective Insurance Group, Inc.	40	960
StanCorp Financial Group, Inc.	32	1,368
Stewart Information Services Corp.	20	509
The Allstate Corp.	528	25,909
The Chubb Corp.	144	12,604
The Hanover Insurance Group, Inc.	32	1,590
The Navigators Group, Inc. (a)	12	705
The Progressive Corp.	248	6,267
The Travelers Cos., Inc.	228	19,195
Torchmark Corp.	52	3,110
Tower Group International, Ltd.	29	535
United Fire Group, Inc.	24	611
Unum Group	204	5,763
W.R. Berkley Corp.	72	3,195
XL Group PLC	164	4,969

		452,689

INTERNET & CATALOG RETAIL — 0.5%
Amazon.com, Inc. (a)	74	19,720
Blue Nile, Inc. (a)	4	138
Expedia, Inc.	68	4,081
HSN, Inc.	18	987
Netflix, Inc. (a)	12	2,273
NutriSystem, Inc.	20	170
PetMed Express, Inc.	10	134
Priceline.com, Inc. (a)	8	5,503
TripAdvisor, Inc. (a)	32	1,681

		34,687

INTERNET SOFTWARE & SERVICES — 1.5%
Akamai Technologies, Inc. (a)	46	1,623
AOL, Inc. (a)	58	2,232
Blucora, Inc. (a)	14	217
comScore, Inc. (a)	6	101
Dealertrack Technologies, Inc. (a)	10	294
Digital River, Inc. (a)	18	254
eBay, Inc. (a)	358	19,411
Equinix, Inc. (a)	10	2,163
Google, Inc. (Class A) (a)	77	61,140
j2 Global, Inc.	12	470
Liquidity Services, Inc. (a)	4	119
LivePerson, Inc. (a)	8	109
LogMeIn, Inc. (a)	4	77
Monster Worldwide, Inc. (a)	56	284
Perficient, Inc. (a)	10	117
Rackspace Hosting, Inc. (a)	16	808
Stamps.com, Inc. (a)	4	100
United Online, Inc.	98	591
ValueClick, Inc. (a)	22	650
VeriSign, Inc. (a)	36	1,702
XO Group, Inc. (a)	8	80
Yahoo!, Inc. (a)	398	9,365

		101,907

IT SERVICES — 2.5%
Accenture PLC (Class A)	170	12,915
Acxiom Corp. (a)	30	612
Alliance Data Systems Corp. (a)	14	2,266
Automatic Data Processing, Inc.	150	9,753
Broadridge Financial Solutions, Inc.	48	1,192
CACI International, Inc. (Class A) (a)	14	810
Cardtronics, Inc. (a)	12	330
CIBER, Inc. (a)	72	338
Cognizant Technology Solutions Corp. (Class A) (a)	62	4,750
Computer Sciences Corp.	170	8,369
Convergys Corp.	74	1,260
CoreLogic, Inc. (a)	56	1,448
CSG Systems International, Inc. (a)	20	424
DST Systems, Inc.	20	1,425
Fidelity National Information Services, Inc.	110	4,358
Fiserv, Inc. (a)	44	3,865
Forrester Research, Inc.	4	127
Gartner, Inc. (a)	20	1,088
Global Payments, Inc.	22	1,093
Heartland Payment Systems, Inc.	12	396
Higher One Holdings, Inc. (a)	8	71
iGate Corp. (a)	14	263
International Business Machines Corp.	274	58,444
Jack Henry & Associates, Inc.	22	1,017
Lender Processing Services, Inc.	40	1,018
ManTech International Corp. (Class A)	26	699
Mastercard, Inc. (Class A)	16	8,658
MAXIMUS, Inc.	10	800
NCI, Inc. (Class A), (Class A) (a)	10	48
NeuStar, Inc. (Class A) (a)	18	838
Paychex, Inc.	118	4,138
SAIC, Inc.	308	4,173
TeleTech Holdings, Inc. (a)	24	509
Teradata Corp. (a)	34	1,989
The Western Union Co.	198	2,978
Total System Services, Inc.	56	1,388
VeriFone Systems, Inc. (a)	16	331
Virtusa Corp. (a)	8	190
Visa, Inc. (Class A)	134	22,759
WEX, Inc. (a)	8	628

		167,758

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

LEISURE EQUIPMENT & PRODUCTS — 0.2%
Arctic Cat, Inc. (a)	4	$175
Brunswick Corp.	24	821
Callaway Golf Co.	46	304
Hasbro, Inc.	56	2,461
JAKKS Pacific, Inc.	12	126
Mattel, Inc.	120	5,255
Polaris Industries, Inc.	14	1,295
Sturm Ruger & Co, Inc.	2	101

		10,538

LIFE SCIENCES TOOLS & SERVICES — 0.4%
Affymetrix, Inc. (a)	34	161
Agilent Technologies, Inc.	100	4,197
Bio-Rad Laboratories, Inc. (Class A) (a)	10	1,260
Cambrex Corp. (a)	12	153
Charles River Laboratories International, Inc. (a)	20	885
Covance, Inc. (a)	22	1,635
Enzo Biochem, Inc. (a)	14	35
Life Technologies Corp. (a)	58	3,749
PAREXEL International Corp. (a)	20	790
PerkinElmer, Inc.	38	1,278
Techne Corp.	8	543
Thermo Fisher Scientific, Inc.	152	11,627
Waters Corp. (a)	20	1,878

		28,191

MACHINERY — 1.8%
Actuant Corp. (Class A)	20	612
AGCO Corp.	58	3,023
Albany International Corp. (Class A)	16	462
Astec Industries, Inc.	10	349
Barnes Group, Inc.	20	579
Briggs & Stratton Corp.	34	843
Cascade Corp.	4	260
Caterpillar, Inc.	216	18,786
CIRCOR International, Inc.	6	255
CLARCOR, Inc.	12	629
Crane Co.	18	1,006
Cummins, Inc.	48	5,559
Deere & Co.	136	11,693
Donaldson Co., Inc.	28	1,013
Dover Corp.	68	4,956
EnPro Industries, Inc. (a)	10	512
ESCO Technologies, Inc.	8	327
Federal Signal Corp. (a)	36	293
Flowserve Corp.	16	2,683
Gardner Denver, Inc.	16	1,202
Graco, Inc.	12	696
Harsco Corp.	58	1,437
IDEX Corp.	26	1,389
Illinois Tool Works, Inc.	158	9,629
Ingersoll-Rand PLC	126	6,931
ITT Corp.	100	2,843
John Bean Technologies Corp.	14	291
Joy Global, Inc.	28	1,667
Kaydon Corp.	16	409
Kennametal, Inc.	26	1,015
Lincoln Electric Holdings, Inc.	24	1,300
Lindsay Corp.	2	176
Lydall, Inc. (a)	10	154
Mueller Industries, Inc.	10	533
Nordson Corp.	12	791
Oshkosh Corp. (a)	100	4,249
PACCAR, Inc.	124	6,270
Pall Corp.	26	1,778
Parker Hannifin Corp.	62	5,678
Pentair, Ltd.	64	3,376
Snap-On, Inc.	22	1,819
SPX Corp.	20	1,579
Stanley Black & Decker, Inc.	52	4,210
Tennant Co.	6	291
Terex Corp. (a)	66	2,272
The Toro Co.	18	829
Timken Co.	36	2,037
Trinity Industries, Inc.	34	1,541
Valmont Industries, Inc.	8	1,258
Wabtec Corp.	10	1,021
Watts Water Technologies, Inc. (Class A)	14	672
Woodward, Inc.	16	636
Xylem, Inc.	38	1,047

		124,866

MARINE — 0.0% (c)
Kirby Corp. (a)	18	1,382
Matson, Inc.	16	394

		1,776

MEDIA — 3.2%
AMC Networks, Inc. (Class A) (a)	12	758
Arbitron, Inc.	6	281
Cablevision Systems Corp. (Class A)	234	3,501
CBS Corp.	196	9,151
Comcast Corp. (Class A)	1,062	44,615
Digital Generation, Inc. (a)	18	116
DIRECTV (Class A) (a)	230	13,020
Discovery Communications, Inc. (Series A) (a)	82	6,457
DreamWorks Animation SKG, Inc. (Class A) (a)	38	721
Gannett Co., Inc.	168	3,674
Harte-Hanks, Inc.	48	374
John Wiley & Sons, Inc. (Class A)	20	779
Lamar Advertising Co. (Class A) (a)	20	972
Live Nation Entertainment, Inc. (a)	102	1,262
Meredith Corp.	24	918
News Corp. (Class A)	808	24,660
Omnicom Group, Inc.	110	6,479
Scholastic Corp.	20	533
Scripps Networks Interactive, Inc. (Class A)	30	1,930
The E.W. Scripps Co. (Class A) (a)	30	361
The Interpublic Group of Cos., Inc.	194	2,528
The McGraw-Hill Cos., Inc.	92	4,791
The New York Times Co. (Class A) (a)	88	862
The Walt Disney Co.	592	33,626
The Washington Post Co. (Class B)	6	2,682
Time Warner Cable, Inc.	136	13,064
Time Warner, Inc.	512	29,502
Valassis Communications, Inc.	28	836
Viacom, Inc. (Class B)	146	8,989

		217,442

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

METALS & MINING — 0.8%
A.M. Castle & Co. (a)	18	$315
AK Steel Holding Corp.	120	397
Alcoa, Inc.	776	6,611
Allegheny Technologies, Inc.	42	1,332
AMCOL International Corp.	12	362
Carpenter Technology Corp.	14	690
Century Aluminum Co. (a)	56	433
Cliffs Natural Resources, Inc.	64	1,217
Commercial Metals Co.	126	1,997
Compass Minerals International, Inc.	10	789
Freeport-McMoRan Copper & Gold, Inc.	420	13,902
Haynes International, Inc.	4	221
Kaiser Aluminum Corp.	12	776
Materion Corp.	12	342
Newmont Mining Corp.	174	7,289
Nucor Corp.	172	7,938
Olympic Steel, Inc.	10	239
Reliance Steel & Aluminum Co.	40	2,847
RTI International Metals, Inc. (a)	14	444
Steel Dynamics, Inc.	142	2,254
SunCoke Energy, Inc. (a)	32	523
United States Steel Corp.	156	3,042
Worthington Industries, Inc.	38	1,177

		55,137

MULTI-UTILITIES — 1.6%
Alliant Energy Corp.	60	3,011
Ameren Corp.	176	6,164
Avista Corp.	38	1,041
Black Hills Corp.	26	1,145
CenterPoint Energy, Inc.	252	6,038
CH Energy Group, Inc.	8	523
CMS Energy Corp.	142	3,967
Consolidated Edison, Inc.	158	9,643
Dominion Resources, Inc.	254	14,778
DTE Energy Co.	112	7,654
Integrys Energy Group, Inc.	56	3,257
MDU Resources Group, Inc.	90	2,249
NiSource, Inc.	180	5,281
NorthWestern Corp.	22	877
PG&E Corp.	252	11,222
Public Service Enterprise Group, Inc.	328	11,263
SCANA Corp.	86	4,400
Sempra Energy	122	9,753
TECO Energy, Inc.	132	2,352
Vectren Corp.	54	1,913
Wisconsin Energy Corp.	96	4,117

		110,648

MULTILINE RETAIL — 0.7%
Big Lots, Inc. (a)	32	1,129
Dollar Tree, Inc. (a)	60	2,906
Family Dollar Stores, Inc.	32	1,890
Fred’s, Inc. (Class A)	24	328
J.C. Penney Co., Inc.	154	2,327
Kohl’s Corp.	116	5,351
Macy’s, Inc.	166	6,945
Nordstrom, Inc.	68	3,756
Saks, Inc. (a)	40	459
Target Corp.	354	24,231
Tuesday Morning Corp. (a)	46	357

		49,679

OFFICE ELECTRONICS — 0.1%
Xerox Corp.	950	8,170
Zebra Technologies Corp. (Class A) (a)	16	754

		8,924

OIL, GAS & CONSUMABLE FUELS — 9.7%
Alpha Natural Resources, Inc. (a)	144	1,182
Anadarko Petroleum Corp.	128	11,194
Apache Corp.	174	13,426
Approach Resources, Inc. (a)	8	197
Arch Coal, Inc.	154	836
Bill Barrett Corp. (a)	36	730
Cabot Oil & Gas Corp.	32	2,164
Chesapeake Energy Corp.	306	6,245
Chevron Corp.	1,162	138,069
Cimarex Energy Co.	30	2,263
Cloud Peak Energy, Inc. (a)	44	826
Comstock Resources, Inc. (a)	32	520
ConocoPhillips	882	53,008
CONSOL Energy, Inc.	90	3,029
Contango Oil & Gas Co.	6	241
Denbury Resources, Inc. (a)	156	2,909
Devon Energy Corp.	202	11,397
Energen Corp.	32	1,664
EOG Resources, Inc.	70	8,965
EQT Corp.	50	3,387
Exxon Mobil Corp.	2,160	194,638
Forest Oil Corp. (a)	86	452
Gulfport Energy Corp. (a)	14	642
Hess Corp.	216	15,468
HollyFrontier Corp.	110	5,659
Marathon Oil Corp.	768	25,897
Marathon Petroleum Corp.	368	32,973
Murphy Oil Corp.	134	8,540
Newfield Exploration Co. (a)	88	1,973
Noble Energy, Inc.	48	5,552
Northern Oil and Gas, Inc. (a)	12	173
Occidental Petroleum Corp.	308	24,138
PDC Energy, Inc. (a)	14	694
Peabody Energy Corp.	144	3,046
Penn Virginia Corp.	58	234
PetroQuest Energy, Inc. (a)	30	133
Pioneer Natural Resources Co.	26	3,230
Plains Exploration & Production Co. (a)	52	2,468
QEP Resources, Inc.	74	2,356
Quicksilver Resources, Inc. (a)	130	293
Range Resources Corp.	24	1,945
SM Energy Co.	14	829
Southwestern Energy Co. (a)	122	4,546
Spectra Energy Corp.	250	7,687
Stone Energy Corp. (a)	30	653
Swift Energy Co. (a)	24	355
Tesoro Corp.	152	8,900
The Williams Cos., Inc.	246	9,215
Valero Energy Corp.	600	27,294
World Fuel Services Corp.	78	3,098
WPX Energy, Inc. (a)	70	1,121

		656,454

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

PAPER & FOREST PRODUCTS — 0.3%
Buckeye Technologies, Inc.	14	$419
Clearwater Paper Corp. (a)	16	843
Deltic Timber Corp.	2	138
Domtar Corp.	26	2,018
International Paper Co.	236	10,993
KapStone Paper and Packaging Corp.	22	612
Louisiana-Pacific Corp. (a)	42	907
Neenah Paper, Inc.	8	246
Schweitzer-Mauduit International, Inc.	10	387
Wausau Paper Corp.	24	259
Weyerhaeuser Co.	166	5,209

		22,031

PERSONAL PRODUCTS — 0.1%
Avon Products, Inc.	232	4,809
Inter Parfums, Inc.	12	293
Medifast, Inc. (a)	6	138
Prestige Brands Holdings, Inc. (a)	16	411
The Estee Lauder Cos., Inc. (Class A)	64	4,098

		9,749

PHARMACEUTICALS — 4.7%
Abbott Laboratories	548	19,355
Actavis, Inc. (a)	36	3,316
Akorn, Inc. (a)	10	138
Allergan, Inc.	48	5,358
Bristol-Myers Squibb Co.	694	28,586
Eli Lilly & Co.	602	34,188
Endo Health Solutions, Inc. (a)	38	1,169
Forest Laboratories, Inc. (a)	112	4,261
Hi-Tech Pharmacal Co., Inc.	4	132
Hospira, Inc. (a)	60	1,970
Johnson & Johnson	1,110	90,498
Merck & Co., Inc.	1,015	44,894
Mylan, Inc. (a)	126	3,646
Perrigo Co.	14	1,662
Pfizer, Inc.	2,659	76,739
Questcor Pharmaceuticals, Inc.	10	325
Salix Pharmaceuticals, Ltd. (a)	8	409
The Medicines Co. (a)	18	602
ViroPharma, Inc. (a)	22	554

		317,802

PROFESSIONAL SERVICES — 0.2%
CDI Corp.	16	275
Dun & Bradstreet Corp.	12	1,004
Equifax, Inc.	30	1,728
Exponent, Inc.	4	216
FTI Consulting, Inc. (a)	20	753
Heidrick & Struggles International, Inc.	8	120
Insperity, Inc.	14	397
Kelly Services, Inc. (Class A)	30	560
Korn/Ferry International (a)	22	393
Manpower, Inc.	86	4,878
Navigant Consulting, Inc. (a)	22	289
On Assignment, Inc. (a)	14	354
Resources Connection, Inc.	14	178
Robert Half International, Inc.	40	1,501
The Corporate Executive Board Co.	6	349
The Dolan Co. (a)	18	43
Towers Watson & Co. (Class A)	22	1,525
TrueBlue, Inc. (a)	18	381

		14,944

REAL ESTATE INVESTMENT TRUSTS — 1.8%
Acadia Realty Trust	14	389
Alexandria Real Estate Equities, Inc.	18	1,278
American Campus Communities, Inc.	18	816
American Tower Corp.	60	4,615
Apartment Investment & Management Co. (Class A)	32	981
AvalonBay Communities, Inc.	26	3,293
BioMed Realty Trust, Inc.	50	1,080
Boston Properties, Inc.	34	3,436
BRE Properties, Inc.	20	974
Camden Property Trust	22	1,511
Cedar Realty Trust, Inc.	40	244
Colonial Properties Trust	22	497
Corporate Office Properties Trust	28	747
Corrections Corp. of America	42	1,641
Cousins Properties, Inc.	34	363
DiamondRock Hospitality Co.	64	596
Duke Realty Corp.	120	2,038
EastGroup Properties, Inc.	8	466
EPR Properties	16	833
Equity One, Inc.	40	959
Equity Residential	88	4,845
Essex Property Trust, Inc.	6	903
Extra Space Storage, Inc.	20	785
Federal Realty Investment Trust	14	1,513
Franklin Street Properties Corp.	52	760
Getty Realty Corp.	30	606
HCP, Inc.	140	6,980
Health Care REIT, Inc.	78	5,297
Healthcare Realty Trust, Inc.	32	909
Highwoods Properties, Inc.	30	1,187
Home Properties, Inc.	14	888
Hospitality Properties Trust	72	1,976
Host Hotels & Resorts, Inc.	186	3,253
Inland Real Estate Corp.	34	343
Kilroy Realty Corp.	18	943
Kimco Realty Corp.	126	2,822
Kite Realty Group Trust	38	256
LaSalle Hotel Properties	22	558
Lexington Realty Trust	54	637
Liberty Property Trust	52	2,067
LTC Properties, Inc.	12	489
Mack-Cali Realty Corp.	26	744
Medical Properties Trust, Inc.	64	1,027
Mid-America Apartment Communities, Inc.	10	691
National Retail Properties, Inc.	42	1,519
OMEGA Healthcare Investors, Inc.	30	911
Parkway Properties, Inc.	24	445
Pennsylvania Real Estate Investment Trust	26	504
Plum Creek Timber Co., Inc.	54	2,819
Post Properties, Inc.	12	565
Potlatch Corp.	18	825
ProLogis	104	4,158
PS Business Parks, Inc.	8	631
Public Storage	38	5,788
Rayonier, Inc.	40	2,387
Realty Income Corp.	44	1,995
Regency Centers Corp.	28	1,482

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Saul Centers, Inc.	6	$262
Senior Housing Properties Trust	78	2,093
Simon Property Group, Inc.	46	7,294
SL Green Realty Corp.	32	2,756
Sovran Self Storage, Inc.	10	645
Tanger Factory Outlet Centers, Inc.	14	507
Taubman Centers, Inc.	12	932
The Macerich Co.	34	2,189
UDR, Inc.	56	1,355
Universal Health Realty Income Trust	6	346
Urstadt Biddle Properties, Inc. (Class A)	14	305
Ventas, Inc.	66	4,831
Vornado Realty Trust	52	4,349
Weingarten Realty Investors	38	1,199

		120,328

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc. (a)	82	2,071
Forestar Group, Inc. (a)	12	262
Jones Lang LaSalle, Inc.	12	1,193

		3,526

ROAD & RAIL — 0.8%
Arkansas Best Corp.	18	210
Con-way, Inc.	32	1,127
CSX Corp.	414	10,197
Heartland Express, Inc.	18	240
J.B. Hunt Transport Services, Inc.	28	2,085
Kansas City Southern	28	3,105
Knight Transportation, Inc.	26	419
Landstar System, Inc.	10	571
Norfolk Southern Corp.	142	10,945
Old Dominion Freight Line, Inc. (a)	24	917
Ryder Systems, Inc.	38	2,270
Union Pacific Corp.	146	20,792
Werner Enterprises, Inc.	28	676

		53,554

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.7%
Advanced Energy Industries, Inc. (a)	16	293
Advanced Micro Devices, Inc. (a)	266	678
Altera Corp.	48	1,703
Analog Devices, Inc.	92	4,277
Applied Materials, Inc.	548	7,387
Atmel Corp. (a)	118	821
ATMI, Inc. (a)	10	224
Broadcom Corp. (Class A)	116	4,022
Brooks Automation, Inc.	24	244
Cabot Microelectronics Corp. (a)	8	278
CEVA, Inc. (a)	4	62
Cirrus Logic, Inc. (a)	18	409
Cohu, Inc.	10	94
Cree, Inc. (a)	36	1,970
Cymer, Inc. (a)	10	961
Cypress Semiconductor Corp. (a)	30	331
Diodes, Inc. (a)	16	336
DSP Group, Inc. (a)	12	97
Entropic Communications, Inc. (a)	30	122
Exar Corp. (a)	12	126
Fairchild Semiconductor International, Inc. (a)	60	848
First Solar, Inc. (a)	66	1,779
GT Advanced Technologies, Inc. (a)	64	211
Hittite Microwave Corp. (a)	6	363
Integrated Device Technology, Inc. (a)	56	418
Intel Corp.	1,986	43,394
International Rectifier Corp. (a)	28	592
Intersil Corp. (Class A)	68	592
KLA-Tencor Corp.	48	2,532
Kopin Corp. (a)	20	74
Kulicke & Soffa Industries, Inc. (a)	32	370
Lam Research Corp. (a)	65	2,695
Linear Technology Corp.	62	2,379
LSI Corp. (a)	150	1,017
MEMC Electronic Materials, Inc. (a)	252	1,109
Micrel, Inc.	20	210
Microchip Technology, Inc.	64	2,353
Micron Technology, Inc. (a)	662	6,607
Microsemi Corp. (a)	24	556
MKS Instruments, Inc.	18	490
Monolithic Power Systems, Inc.	10	244
Nanometrics, Inc. (a)	8	115
NVIDIA Corp.	192	2,461
Pericom Semiconductor Corp. (a)	12	82
Power Integrations, Inc.	6	260
RF Micro Devices, Inc. (a)	106	564
Rubicon Technology, Inc. (a)	10	66
Rudolph Technologies, Inc. (a)	12	141
Semtech Corp. (a)	16	566
Sigma Designs, Inc. (a)	36	175
Silicon Laboratories, Inc. (a)	10	414
Skyworks Solutions, Inc. (a)	48	1,057
STR Holdings, Inc. (a)	28	61
Supertex, Inc.	4	89
Teradyne, Inc. (a)	72	1,168
Tessera Technologies, Inc.	20	375
Texas Instruments, Inc.	352	12,489
TriQuint Semiconductor, Inc. (a)	72	364
Ultratech, Inc. (a)	6	237
Veeco Instruments, Inc. (a)	22	843
Volterra Semiconductor Corp. (a)	4	57
Xilinx, Inc.	74	2,825

		117,677

SOFTWARE — 2.4%
ACI Worldwide, Inc. (a)	8	391
Adobe Systems, Inc. (a)	140	6,091
Advent Software, Inc. (a)	10	280
Ansys, Inc. (a)	18	1,465
Autodesk, Inc. (a)	46	1,897
Blackbaud, Inc.	6	178
BMC Software, Inc. (a)	48	2,224
Bottomline Technologies, Inc. (a)	6	171
CA, Inc.	142	3,574
Cadence Design Systems, Inc. (a)	62	864
Citrix Systems, Inc. (a)	38	2,742
CommVault Systems, Inc. (a)	6	492
Compuware Corp. (a)	82	1,025
Concur Technologies, Inc. (a)	6	412
Ebix, Inc.	8	130
Electronic Arts, Inc. (a)	98	1,735
EPIQ Systems, Inc.	14	196
FactSet Research Systems, Inc.	6	556

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Fair Isaac Corp.	8	$365
Informatica Corp. (a)	16	551
Interactive Intelligence Group (a)	4	177
Intuit, Inc.	42	2,757
Manhattan Associates, Inc. (a)	6	446
Mentor Graphics Corp.	32	578
MICROS Systems, Inc. (a)	18	819
Microsoft Corp.	2,805	80,251
MicroStrategy, Inc. (a)	2	202
Monotype Imaging Holdings, Inc.	10	237
Netscout Systems, Inc. (a)	12	295
Oracle Corp.	1,090	35,251
Progress Software Corp. (a)	20	456
PTC, Inc. (a)	26	663
Quality Systems, Inc.	8	146
Red Hat, Inc. (a)	30	1,517
Rovi Corp. (a)	28	599
Salesforce.com, Inc. (a)	20	3,577
Solera Holdings, Inc.	10	583
Sourcefire, Inc. (a)	4	237
Symantec Corp. (a)	268	6,614
Synchronoss Technologies, Inc. (a)	6	186
Synopsys, Inc. (a)	50	1,794
Take-Two Interactive Software, Inc. (a)	24	388
TIBCO Software, Inc. (a)	24	485
Tyler Technologies, Inc. (a)	6	368
Websense, Inc. (a)	10	150

		164,115

SPECIALTY RETAIL — 2.3%
Aaron’s, Inc.	26	746
Abercrombie & Fitch Co. (Class A)	28	1,294
Advance Auto Parts, Inc.	22	1,818
Aeropostale, Inc. (a)	38	517
American Eagle Outfitters, Inc.	80	1,496
ANN, Inc. (a)	20	580
Ascena Retail Group, Inc. (a)	46	853
AutoNation, Inc. (a)	42	1,838
AutoZone, Inc. (a)	14	5,555
Barnes & Noble, Inc. (a)	42	691
Bed Bath & Beyond, Inc. (a)	72	4,638
Best Buy Co., Inc.	290	6,423
Big 5 Sporting Goods Corp.	18	281
Brown Shoe Co., Inc.	44	704
Cabela’s, Inc. (a)	30	1,823
CarMax, Inc. (a)	76	3,169
Chico’s FAS, Inc.	52	874
Christopher & Banks Corp. (a)	40	257
Coldwater Creek, Inc. (a)	22	70
Dick’s Sporting Goods, Inc.	30	1,419
Foot Locker, Inc.	62	2,123
GameStop Corp. (Class A)	134	3,748
Genesco, Inc. (a)	10	601
Group 1 Automotive, Inc.	16	961
Guess?, Inc.	40	993
Haverty Furniture Cos., Inc.	14	288
Hibbett Sports, Inc. (a)	6	338
Hot Topic, Inc.	18	250
Jos. A. Bank Clothiers, Inc. (a)	10	399
Kirkland’s, Inc. (a)	8	92
L Brands, Inc.	84	3,751
Lithia Motors, Inc. (Class A)	16	760
Lowe’s Cos., Inc.	504	19,112
Lumber Liquidators Holdings, Inc. (a)	8	562
MarineMax, Inc. (a)	26	353
Monro Muffler Brake, Inc.	6	238
O’Reilly Automotive, Inc. (a)	34	3,487
Office Depot, Inc. (a)	310	1,218
OfficeMax, Inc.	94	1,091
Pep Boys-Manny, Moe & Jack (a)	28	330
PetSmart, Inc.	30	1,863
Rent-A-Center, Inc.	28	1,034
Ross Stores, Inc.	46	2,789
Rue21, Inc. (a)	6	176
Select Comfort Corp. (a)	12	237
Signet Jewelers, Ltd.	28	1,876
Sonic Automotive, Inc. (Class A)	40	886
Stage Stores, Inc.	34	880
Staples, Inc.	496	6,661
Stein Mart, Inc.	30	251
The Buckle, Inc.	14	653
The Cato Corp. (Class A)	12	290
The Children’s Place Retail Stores, Inc. (a)	12	538
The Finish Line, Inc. (Class A)	20	392
The Gap, Inc.	216	7,646
The Home Depot, Inc.	526	36,704
The Men’s Wearhouse, Inc.	18	602
Tiffany & Co.	26	1,808
TJX Cos., Inc.	188	8,789
Tractor Supply Co.	10	1,041
Urban Outfitters, Inc. (a)	44	1,705
Vitamin Shoppe, Inc. (a)	8	391
Williams-Sonoma, Inc.	30	1,546
Zale Corp. (a)	28	110
Zumiez, Inc. (a)	6	137

		154,746

TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Carter’s, Inc. (a)	16	916
Coach, Inc.	44	2,200
Crocs, Inc. (a)	24	356
Deckers Outdoor Corp. (a)	12	668
Fifth & Pacific Cos., Inc. (a)	30	566
Fossil, Inc. (a)	12	1,159
Hanesbrands, Inc. (a)	40	1,823
Iconix Brand Group, Inc. (a)	30	776
K-Swiss, Inc. (Class A) (a)	18	85
Maidenform Brands, Inc. (a)	8	140
Movado Group, Inc.	8	268
NIKE, Inc. (Class B)	152	8,970
Oxford Industries, Inc.	4	212
Perry Ellis International, Inc.	12	218
PVH Corp.	18	1,923
Quiksilver, Inc. (a)	136	826
Ralph Lauren Corp.	16	2,709
Skechers U.S.A., Inc. (a)	42	888
Steven Madden, Ltd. (a)	10	431
True Religion Apparel, Inc.	8	209
Under Armour, Inc. (Class A) (a)	16	819
V.F. Corp.	30	5,033
Wolverine World Wide, Inc.	16	710

		31,905

SPDR S&P 1500 Value Tilt ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

THRIFTS & MORTGAGE FINANCE — 0.2%
Astoria Financial Corp.	88	$868
Bank Mutual Corp.	32	177
Brookline Bancorp, Inc.	28	256
Dime Community Bancshares	18	258
Hudson City Bancorp, Inc.	346	2,989
New York Community Bancorp, Inc.	286	4,104
Northwest Bancshares, Inc.	44	558
Oritani Financial Corp.	12	186
People’s United Financial, Inc.	190	2,554
Provident Financial Services, Inc.	32	489
TrustCo Bank Corp. NY	50	279
ViewPoint Financial Group	10	201
Washington Federal, Inc.	48	840

		13,759

TOBACCO — 1.3%
Alliance One International, Inc. (a)	90	350
Altria Group, Inc.	808	27,787
Lorillard, Inc.	138	5,568
Philip Morris International, Inc.	454	42,091
Reynolds American, Inc.	238	10,589
Universal Corp.	26	1,457

		87,842

TRADING COMPANIES & DISTRIBUTORS — 0.2%
Applied Industrial Technologies, Inc.	16	720
Fastenal Co.	42	2,157
GATX Corp.	22	1,143
Kaman Corp.	10	355
MSC Industrial Direct Co., Inc. (Class A)	12	1,029
United Rentals, Inc. (a)	36	1,979
W.W. Grainger, Inc.	16	3,600
Watsco, Inc.	14	1,178

		12,161

WATER UTILITIES — 0.0% (c)
American States Water Co.	8	461
Aqua America, Inc.	48	1,509

		1,970

WIRELESS TELECOMMUNICATION SERVICES — 0.4%
Crown Castle International Corp. (a)	44	3,064
MetroPCS Communications, Inc. (a)	344	3,750
NTELOS Holdings Corp.	16	205
Sprint Nextel Corp. (a)	3,264	20,269
Telephone & Data Systems, Inc.	110	2,318
USA Mobility, Inc.	24	318

		29,924

TOTAL COMMON STOCKS —
(Cost $5,975,230)		6,762,242

SHORT TERM INVESTMENT — 0.3%
MONEY MARKET FUND — 0.3%
State Street Institutional Liquid Reserves Fund 0.13% (d)(e) (Cost $22,328)	22,328	22,328

TOTAL INVESTMENTS — 99.9% (f)
(Cost $5,997,558)		6,784,570
OTHER ASSETS & LIABILITIES — 0.1%		7,849

NET ASSETS — 100.0%		$6,792,419

(a)	Non-income producing security.
(b)	Affiliated issuer. (See accompanying Notes to Schedules of Investments)
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Russell 1000 Low Volatility ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 2.0%
United Technologies Corp.	1,313	$122,674

AIR FREIGHT & LOGISTICS — 1.9%
United Parcel Service, Inc. (Class B)	1,358	116,652

AUTO COMPONENTS — 1.9%
BorgWarner, Inc. (a)	1,516	117,247

BEVERAGES — 3.8%
PepsiCo, Inc.	1,570	124,203
The Coca-Cola Co.	2,767	111,897

		236,100

CAPITAL MARKETS — 4.7%
Franklin Resources, Inc.	165	24,884
Invesco, Ltd.	4,181	121,082
State Street Corp. (b)	1,337	79,003
Waddell & Reed Financial, Inc. (Class A)	1,638	71,711

		296,680

CHEMICALS — 1.3%
Air Products & Chemicals, Inc.	268	23,348
Eastman Chemical Co.	552	38,568
Sigma-Aldrich Corp.	275	21,362

		83,278

COMMERCIAL BANKS — 0.9%
Wells Fargo & Co.	1,488	55,041

COMMERCIAL SERVICES & SUPPLIES — 0.8%
Cintas Corp.	1,205	53,177

DISTRIBUTORS — 1.0%
Genuine Parts Co.	801	62,478

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.6%
AT&T, Inc.	2,983	109,446
Verizon Communications, Inc.	2,143	105,328
Windstream Corp.	1,067	8,483

		223,257

ELECTRIC UTILITIES — 7.7%
American Electric Power Co., Inc.	1,771	86,124
Duke Energy Corp.	1,549	112,442
Edison International	193	9,712
Pepco Holdings, Inc.	2,634	56,367
Southern Co.	2,239	105,054
Xcel Energy, Inc.	3,742	111,137

		480,836

FOOD & STAPLES RETAILING — 0.4%
Costco Wholesale Corp.	99	10,505
Sysco Corp.	464	16,319

		26,824

FOOD PRODUCTS — 7.7%
General Mills, Inc.	2,565	126,480
H.J. Heinz Co.	1,457	105,297
Kellogg Co.	1,948	125,510
Mondelez International, Inc. (Class A)	4,011	122,777

		480,064

GAS UTILITIES — 1.1%
ONEOK, Inc.	1,388	66,166

HEALTH CARE EQUIPMENT & SUPPLIES — 5.8%
Becton, Dickinson and Co.	1,000	95,610
C.R. Bard, Inc.	436	43,940
Covidien PLC	1,853	125,708
DENTSPLY International, Inc.	1,927	81,743
Stryker Corp.	187	12,200
The Cooper Cos., Inc.	31	3,344

		362,545

HEALTH CARE PROVIDERS & SERVICES — 1.6%
Henry Schein, Inc. (a)	1,092	101,065

HOTELS, RESTAURANTS & LEISURE — 2.5%
Marriott International, Inc. (Class A)	1,217	51,394
McDonald’s Corp.	1,039	103,578

		154,972

HOUSEHOLD PRODUCTS — 5.4%
Colgate-Palmolive Co.	455	53,704
Kimberly-Clark Corp.	1,278	125,218
The Clorox Co.	481	42,583
The Procter & Gamble Co.	1,559	120,137

		341,642

INDUSTRIAL CONGLOMERATES — 2.4%
3M Co.	1,122	119,280
General Electric Co.	1,429	33,038

		152,318

INSURANCE — 4.6%
Aon PLC	575	35,362
Aspen Insurance Holdings, Ltd.	312	12,037
Berkshire Hathaway, Inc. (Class B) (a)	838	87,320
Hartford Financial Services Group, Inc.	994	25,645
MetLife, Inc.	3,216	122,272
Prudential Financial, Inc.	125	7,374

		290,010

INTERNET SOFTWARE & SERVICES — 0.1%
Rackspace Hosting, Inc. (a)	113	5,704

IT SERVICES — 4.3%
Accenture PLC (Class A)	92	6,989
Amdocs, Ltd.	1,954	70,833
Automatic Data Processing, Inc.	1,059	68,856
International Business Machines Corp.	521	111,129
Paychex, Inc.	404	14,168

		271,975

MACHINERY — 1.7%
Caterpillar, Inc.	917	79,751
Flowserve Corp.	51	8,553
The Manitowoc Co., Inc.	1,017	20,910

		109,214

MEDIA — 2.8%
News Corp. (Class A)	1,511	46,116
The Walt Disney Co.	1,935	109,908
Time Warner, Inc.	300	17,286

		173,310

MULTI-UTILITIES — 4.2%
Consolidated Edison, Inc.	1,072	65,424
Dominion Resources, Inc.	1,496	87,037
MDU Resources Group, Inc.	1,475	36,860
Public Service Enterprise Group, Inc.	110	3,778
SCANA Corp.	254	12,995
Sempra Energy	273	21,824

SPDR Russell 1000 Low Volatility ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Wisconsin Energy Corp.	906	$38,858

		266,776

OIL, GAS & CONSUMABLE FUELS — 5.3%
Apache Corp.	439	33,873
Chevron Corp.	963	114,424
Exxon Mobil Corp.	1,284	115,701
Marathon Oil Corp.	432	14,567
Occidental Petroleum Corp.	676	52,978
Spectra Energy Corp.	88	2,706
The Williams Cos., Inc.	26	974

		335,223

PHARMACEUTICALS — 7.0%
Abbott Laboratories	3,342	118,039
Bristol-Myers Squibb Co.	2,425	99,886
Johnson & Johnson	1,549	126,290
Merck & Co., Inc.	556	24,592
Mylan, Inc. (a)	1,639	47,433
Pfizer, Inc.	844	24,358

		440,598

REAL ESTATE INVESTMENT TRUSTS — 9.1%
American Capital Agency Corp.	3,816	125,088
DDR Corp.	565	9,842
Duke Realty Corp.	7,308	124,090
Essex Property Trust, Inc.	196	29,514
Hospitality Properties Trust	2,887	79,219
Host Hotels & Resorts, Inc.	5,346	93,502
Tanger Factory Outlet Centers, Inc.	2,132	77,136
Taubman Centers, Inc.	63	4,893
Weingarten Realty Investors	862	27,196

		570,480

SOFTWARE — 1.0%
Microsoft Corp.	2,265	64,802

TOBACCO — 3.1%
Altria Group, Inc.	2,332	80,198
Philip Morris International, Inc.	1,224	113,477

		193,675

WIRELESS TELECOMMUNICATION SERVICES — 0.1%
SBA Communications Corp. (Class A) (a)	46	3,313

TOTAL COMMON STOCKS —
(Cost $6,010,121)		6,258,096

SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.13% (c)(d) (Cost $7,710)	7,710	7,710

TOTAL INVESTMENTS — 99.9% (e)
(Cost $6,017,831)		6,265,806
OTHER ASSETS & LIABILITIES — 0.1%		6,575

NET ASSETS — 100.0%		$6,272,381

(a)	Non-income producing security.
(b)	Affiliated issuer. (See accompanying Notes to Schedules of Investments)
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company

SPDR Russell 2000 Low Volatility ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AEROSPACE & DEFENSE — 0.7%
Esterline Technologies Corp. (a)	353	$26,722
Moog, Inc. (Class A) (a)	20	917
Orbital Sciences Corp. (a)	274	4,573
Teledyne Technologies, Inc. (a)	132	10,354

		42,566

AIR FREIGHT & LOGISTICS — 0.0% (b)
Forward Air Corp.	40	1,492

AUTO COMPONENTS — 2.5%
Dana Holding Corp.	1,200	21,396
Federal-Mogul Corp. (Class A) (a)	1,794	10,818
Fuel Systems Solutions, Inc. (a)	1,123	18,496
Tenneco, Inc. (a)	2,711	106,569

		157,279

BEVERAGES — 0.1%
Boston Beer Co., Inc. (Class A) (a)	52	8,301

BUILDING PRODUCTS — 0.5%
Griffon Corp.	2,888	34,425

CAPITAL MARKETS — 2.9%
BGC Partners, Inc. (Class A)	6,089	25,330
Cohen & Steers, Inc.	2,452	88,444
Evercore Partners, Inc. (Class A)	460	19,136
PennantPark Investment Corp.	1,703	19,227
Prospect Capital Corp.	1,234	13,463
Solar Senior Capital, Ltd.	837	16,070

		181,670

CHEMICALS — 2.3%
H.B. Fuller Co.	122	4,768
Innospec, Inc.	1,263	55,926
Koppers Holdings, Inc.	624	27,443
Kraton Performance Polymers, Inc. (a)	382	8,939
Minerals Technologies, Inc.	997	41,385
Olin Corp.	54	1,362
Sensient Technologies Corp.	88	3,440

		143,263

COMMERCIAL BANKS — 5.8%
Arrow Financial Corp.	1,093	26,932
City Holding Co.	323	12,852
Community Trust Bancorp, Inc.	2,247	76,465
First Commonwealth Financial Corp.	13,446	100,307
First Financial Bancorp	2,072	33,256
First Merchants Corp.	1,596	24,690
Prosperity Bancshares, Inc.	46	2,180
Simmons First National Corp.	1,422	36,005
The First of Long Island Corp.	1,661	49,249

		361,936

COMMERCIAL SERVICES & SUPPLIES — 2.3%
Acorn Energy, Inc.	4,378	32,178
UniFirst Corp.	272	24,616
United Stationers, Inc.	2,172	83,948

		140,742

COMMUNICATIONS EQUIPMENT — 0.1%
Arris Group, Inc. (a)	196	3,365

CONSTRUCTION & ENGINEERING — 0.2%
EMCOR Group, Inc.	272	11,530

CONSUMER FINANCE — 0.9%
Cash America International, Inc.	1,082	56,773

CONTAINERS & PACKAGING — 1.2%
Boise, Inc.	4,030	34,900
Graphic Packaging Holding Co. (a)	5,491	41,127

		76,027

DISTRIBUTORS — 2.0%
Pool Corp.	2,542	122,016

DIVERSIFIED CONSUMER SERVICES — 2.0%
Matthews International Corp. (Class A)	134	4,675
Sotheby’s	3,146	117,692

		122,367

ELECTRIC UTILITIES — 11.1%
Cleco Corp.	2,415	113,577
IDACORP, Inc.	2,337	112,807
PNM Resources, Inc.	80	1,863
Portland General Electric Co.	4,130	125,263
The Empire District Electric Co.	3,175	71,120
UIL Holdings Corp.	2,035	80,566
Unitil Corp.	2,245	63,152
UNS Energy Corp.	2,561	125,335

		693,683

ELECTRICAL EQUIPMENT — 1.8%
Acuity Brands, Inc.	1,533	106,314
II-VI, Inc. (a)	180	3,067

		109,381

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Anixter International, Inc.	80	5,593
Cognex Corp.	146	6,154
Coherent, Inc.	286	16,228

		27,975

ENERGY EQUIPMENT & SERVICES — 0.1%
Gulfmark Offshore, Inc. (Class A)	16	623
Pioneer Energy Services Corp. (a)	755	6,229

		6,852

FOOD & STAPLES RETAILING — 0.8%
Harris Teeter Supermarkets, Inc.	913	38,994
Weis Markets, Inc.	242	9,850

		48,844

FOOD PRODUCTS — 1.7%
Cal-Maine Foods, Inc.	1,180	50,221
Hain Celestial Group, Inc. (a)	122	7,452
Lancaster Colony Corp.	591	45,507
Snyders-Lance, Inc.	116	2,930
Tootsie Roll Industries, Inc.	35	1,047

		107,157

GAS UTILITIES — 4.0%
New Jersey Resources Corp.	1,718	77,052
Northwest Natural Gas Co.	2,052	89,919
South Jersey Industries, Inc.	797	44,305
The Laclede Group, Inc.	905	38,644

		249,920

HEALTH CARE EQUIPMENT & SUPPLIES — 4.4%
Abaxis, Inc.	58	2,744

SPDR Russell 2000 Low Volatility ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Analogic Corp.	658	$51,995
CONMED Corp.	2,774	94,482
Greatbatch, Inc. (a)	364	10,873
Haemonetics Corp. (a)	914	38,077
Integra LifeSciences Holdings Corp. (a)	382	14,902
STERIS Corp.	198	8,239
West Pharmaceutical Services, Inc.	836	54,290

		275,602

HEALTH CARE PROVIDERS & SERVICES — 2.3%
AmSurg Corp. (a)	762	25,634
Chemed Corp.	415	33,192
HealthSouth Corp. (a)	282	7,436
Owens & Minor, Inc.	2,351	76,548

		142,810

HOTELS, RESTAURANTS & LEISURE — 0.4%
CEC Entertainment, Inc.	26	851
Jack in the Box, Inc. (a)	112	3,874
The Cheesecake Factory, Inc.	452	17,452

		22,177

INSURANCE — 2.8%
Platinum Underwriters Holdings, Ltd.	8	446
Primerica, Inc.	1,993	65,330
RLI Corp.	975	70,054
The Navigators Group, Inc. (a)	621	36,484

		172,314

INTERNET SOFTWARE & SERVICES — 0.8%
CoStar Group, Inc. (a)	443	48,491

IT SERVICES — 4.2%
CACI International, Inc. (Class A) (a)	893	51,678
Euronet Worldwide, Inc. (a)	484	12,749
MAXIMUS, Inc.	905	72,373
Syntel, Inc.	1,396	94,258
WEX, Inc. (a)	403	31,635

		262,693

MACHINERY — 2.1%
Commercial Vehicle Group, Inc. (a)	4,096	31,949
Kaydon Corp.	1,050	26,859
Meritor, Inc. (a)	10,631	50,285
Middleby Corp. (a)	126	19,171
Woodward, Inc.	136	5,407

		133,671

MEDIA — 0.3%
Belo Corp. (Class A)	1,642	16,141

METALS & MINING — 0.4%
AMCOL International Corp.	360	10,868
Century Aluminum Co. (a)	1,458	11,285
Worthington Industries, Inc.	162	5,019

		27,172

MULTI-UTILITIES — 5.1%
Avista Corp.	4,615	126,451
Black Hills Corp.	677	29,815
CH Energy Group, Inc.	1,732	113,255
NorthWestern Corp.	1,273	50,742

		320,263

OIL, GAS & CONSUMABLE FUELS — 0.4%
Energy XXI Bermuda, Ltd.	644	17,530
PDC Energy, Inc. (a)	36	1,784
Triangle Petroleum Corp. (a)	1,280	8,448

		27,762

PAPER & FOREST PRODUCTS — 0.5%
Buckeye Technologies, Inc.	1,096	32,825

REAL ESTATE INVESTMENT TRUSTS — 20.2%
Agree Realty Corp.	180	5,418
Apollo Commercial Real Estate Finance, Inc.	1,246	21,917
Apollo Residential Mortgage, Inc.	455	10,142
ARMOUR Residential REIT, Inc.	6,685	43,653
Ashford Hospitality Trust, Inc.	4,979	61,540
Colony Financial, Inc.	1,741	38,650
CubeSmart	628	9,922
DiamondRock Hospitality Co.	2,052	19,104
Dynex Capital, Inc.	414	4,422
EPR Properties	538	28,003
FelCor Lodging Trust, Inc. (a)	9,550	56,822
First Industrial Realty Trust, Inc.	336	5,756
Glimcher Realty Trust	1,626	18,862
Healthcare Realty Trust, Inc.	676	19,192
LaSalle Hotel Properties	1,439	36,522
Medical Properties Trust, Inc.	774	12,415
Pebblebrook Hotel Trust	2,775	71,567
Pennsylvania Real Estate Investment Trust	3,576	69,339
PennyMac Mortgage Investment Trust	3,146	81,450
PS Business Parks, Inc.	430	33,936
Resource Capital Corp.	11,071	73,179
Retail Opportunity Investments Corp.	8,935	125,179
RLJ Lodging Trust	80	1,821
Rouse Properties, Inc.	2,496	45,178
Ryman Hospitality Properties	2,674	122,335
Starwood Property Trust, Inc.	3,399	94,356
Strategic Hotels & Resorts, Inc. (a)	5,503	45,950
Sunstone Hotel Investors, Inc. (a)	8,167	100,536
Universal Health Realty Income Trust	38	2,193

		1,259,359

ROAD & RAIL — 0.4%
Avis Budget Group, Inc. (a)	292	8,127
Genesee & Wyoming, Inc. (Class A) (a)	130	12,104
Werner Enterprises, Inc.	188	4,538

		24,769

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.0%
ATMI, Inc. (a)	88	1,974
Hittite Microwave Corp. (a)	1,142	69,159
Microsemi Corp. (a)	2,280	52,828

		123,961

SOFTWARE — 1.1%
Blackbaud, Inc.	250	7,407
Progress Software Corp. (a)	2,729	62,167

		69,574

SPECIALTY RETAIL — 0.3%
Pier 1 Imports, Inc.	780	17,940

TEXTILES, APPAREL & LUXURY GOODS — 0.0% (b)
The Jones Group, Inc.	180	2,290

THRIFTS & MORTGAGE FINANCE — 2.2%
BofI Holding, Inc. (a)	1,365	48,976

SPDR Russell 2000 Low Volatility ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

Brookline Bancorp, Inc.	9,819	$89,746

		138,722

TOBACCO — 3.9%
Universal Corp.	2,089	117,068
Vector Group, Ltd.	7,702	124,156

		241,224

TRADING COMPANIES & DISTRIBUTORS — 2.3%
Aircastle, Ltd.	1,672	22,873
Applied Industrial Technologies, Inc.	1,597	71,865
Kaman Corp.	617	21,885
Watsco, Inc.	321	27,022

		143,645

WATER UTILITIES — 0.1%
Middlesex Water Co.	326	6,363

TOTAL COMMON STOCKS —
(Cost $5,991,167)		6,217,332

SHORT TERM INVESTMENT — 0.7%
MONEY MARKET FUND — 0.7%
State Street Institutional Liquid Reserves Fund 0.13% (c)(d) (Cost $41,838)	41,838	41,838

TOTAL INVESTMENTS — 100.3% (e)
(Cost $6,033,005)		6,259,170
OTHER ASSETS & LIABILITIES — (0.3)%		(17,104)

NET ASSETS — 100.0%		$6,242,066

(a)	Non-income producing security.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
REIT = Real Estate Investment Trust

SPDR Wells Fargo Preferred Stock ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Description	Shares	Value

PREFERRED STOCKS — 99.5%
CAPITAL MARKETS — 5.1%
State Street Corp., 5.25% (a)(b)	104,109	$2,634,999
The Bank of New York Mellon Corp., 5.20% (a)	121,287	3,067,348
The Charles Schwab Corp., 6.00%	100,986	2,668,050
The Goldman Sachs Group, Inc., 6.50% (a)	119,725	3,321,171
The Goldman Sachs Group, Inc., 6.13% (a)	275,889	7,404,861

		19,096,429

COMMERCIAL BANKS — 28.2%
Barclays Bank PLC Series 2, 6.63% (a)	93,059	2,374,866
Barclays Bank PLC Series 3, 7.10% (a)	170,609	4,348,823
Barclays Bank PLC Series 4, 7.75% (a)	142,691	3,660,024
Barclays Bank PLC Series 5, 8.13% (a)	328,809	8,404,358
BB&T Corp., 5.85% (a)	119,725	3,139,190
BB&T Corp., 5.63% (a)	239,450	6,115,553
BB&T Corp., 5.20% (a)	93,374	2,345,555
HSBC Holdings PLC, 8.13% (a)	167,748	4,297,704
HSBC Holdings PLC, 8.00% (a)	289,747	8,141,891
HSBC Holdings PLC, Series A, 6.20% (a)	110,561	2,797,193
HSBC USA, Inc. Series F, 3.50% (a)	39,459	879,936
HSBC USA, Inc. Series G, 4.00% (a)	28,498	693,356
Lloyds Banking Group PLC, 7.75% (a)	179,588	4,956,629
M&T Capital Trust IV, 8.50% (a)	72,687	1,869,510
PNC Financial Services Group, Inc., 6.13%	312,327	8,642,088
PNC Financial Services Group, Inc., 5.38% (a)	99,595	2,536,685
UBS Preferred Funding Trust IV Series D, 0.91% (a)	61,451	983,216
US Bancorp Series B, 3.50% (a)	208,218	4,955,588
US Bancorp Series D, 7.88% (a)	104,109	2,659,985
US Bancorp Series F, 6.50% (a)	229,040	6,839,134
US Bancorp Series G, 6.00% (a)	225,916	6,289,501
Wells Fargo & Co., 5.25%	101,920	2,568,384
Wells Fargo & Co., 5.20% (a)	122,304	3,117,529
Wells Fargo & Co., 5.13% (a)	105,997	2,650,985
Wells Fargo & Co. Series J, 8.00% (a)	350,667	10,495,463

		105,763,146

COMMERCIAL SERVICES & SUPPLIES — 0.6%
Pitney Bowes, Inc., 6.70%	88,493	2,277,810

CONSUMER FINANCE — 0.5%
HSBC Finance Corp., 6.36% (a)	43,843	1,103,967
HSBC USA, Inc. Series H, 6.50% (a)	28,498	725,274

		1,829,241

DIVERSIFIED FINANCIAL SERVICES — 18.3%
Deutsche Bank Capital Funding Trust IX, 6.63% (a)	118,574	2,999,922
Deutsche Bank Capital Funding Trust VIII, 6.38% (a)	61,865	1,565,185
Deutsche Bank Capital Funding Trust X, 7.35%	83,002	2,112,401
Deutsche Bank Contingent Capital Trust II, 6.55% (a)	82,486	2,183,404
Deutsche Bank Contingent Capital Trust III, 7.60% (a)	203,638	5,630,591
Deutsche Bank Contingent Capital Trust V, 8.05% (a)	142,804	4,055,634
General Electric Capital Corp., 6.50% (a)	52,002	1,377,533
General Electric Capital Corp., 4.88% (a)	131,698	3,341,178
General Electric Capital Corp., 4.88% (a)	171,780	4,418,182
ING Groep NV, 8.50% (a)	192,063	5,003,241
ING Groep NV, 7.38% (a)	144,047	3,658,794
ING Groep NV, 7.20% (a)	105,635	2,686,298
ING Groep NV, 7.05% (a)	76,825	1,956,733
ING Groep NV, 6.38% (a)	100,353	2,498,790
ING Groep NV, 6.20% (a)	48,016	1,186,475
ING Groep NV, 6.13% (a)	67,222	1,649,628
JP Morgan Chase & Co., 8.63% (a)	127,690	3,317,386
JP Morgan Chase & Co., 5.50% (a)	89,206	2,256,912
JP Morgan Chase & Co. Series P, 5.45%	63,845	1,601,871
JP Morgan Chase Capital X, 7.00% (a)	70,939	1,823,132
JP Morgan Chase Capital XI Series K, 5.88% (a)	76,260	1,914,889
JP Morgan Chase Capital XII, 6.25%	28,376	726,993
JP Morgan Chase Capital XIV, 6.20% (a)	42,563	1,085,357
JP Morgan Chase Capital XIX Series S, 6.63% (a)	39,903	1,011,142
JP Morgan Chase Capital XVI, 6.35% (a)	35,470	900,583
JP Morgan Chase Capital XXIV Series X, 6.88% (a)	49,657	1,269,729
JP Morgan Chase Capital XXIX, 6.70% (a)	106,409	2,750,673
KKR Financial Holdings LLC, 8.38%	53,745	1,555,380
Raymond James Financial, Inc., 6.90%	72,672	2,021,008

		68,559,044

DIVERSIFIED TELECOMMUNICATION SERVICES — 3.6%
Qwest Corp., 7.50% (a)	119,725	3,250,534
Qwest Corp., 7.38% (a)	137,684	3,656,887
Qwest Corp., 7.00% (a)	109,314	2,931,801
Qwest Corp., 7.00% (a)	83,023	2,226,677
Telephone & Data Systems, 7.00%	62,339	1,648,867

		13,714,766

ELECTRIC UTILITIES — 6.7%
BGE Capital Trust II, 6.20% (a)	52,012	1,332,547
Constellation Energy Group, Inc. Series A, 8.63%	93,367	2,370,588
Duke Energy Corp., 5.13% (a)	104,109	2,643,328
FPL Group Capital Trust I, 5.88% (a)	62,345	1,604,137
NextEra Energy Capital Holdings, Inc., 8.75%	77,798	2,063,203
NextEra Energy Capital Holdings, Inc., 5.70%	83,024	2,179,380
NextEra Energy Capital Holdings, Inc., 5.63%	72,681	1,890,433
NextEra Energy Capital Holdings, Inc., 5.13%	104,109	2,611,054
NextEra Energy Capital Holdings, Inc., 5.00% (a)	93,378	2,312,973
SCE Trust I, 5.63% (a)	98,903	2,600,160

SPDR Wells Fargo Preferred Stock ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value

SCE Trust II, 5.10% (a)	83,287	$2,081,342
Tennessee Valley Authority Series A, 4.15% (a)	56,846	1,517,788

		25,206,933

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.5%
Tennessee Valley Authority Series D, 4.06%	68,624	1,852,848

INSURANCE — 19.5%
Aegon NV, 8.00%	96,992	2,783,670
Aegon NV, 7.25% (a)	193,983	4,991,183
Aegon NV, 6.88%	101,610	2,567,685
Aegon NV, 6.50% (a)	92,373	2,324,105
Aegon NV, 6.38% (a)	184,746	4,873,599
Aegon NV Series 1, 4.00% (a)	46,187	1,152,366
Aflac, Inc., 5.50% (a)	104,109	2,738,067
American International Group, Inc. Series A-4, 6.45% (a)	156,163	3,939,992
Arch Capital Group, Ltd., 6.75% (a)	67,456	1,878,650
Aviva PLC, 8.25% (a)	83,011	2,360,833
Axis Capital Holdings Series C, 6.88%	83,016	2,246,413
Everest RE Capital Trust II Series B, 6.20% (a)	66,466	1,666,303
MetLife, Inc. Series A, 4.00% (a)	124,931	3,145,762
MetLife, Inc. Series B, 6.50%	312,327	7,914,366
PartnerRe Ltd., 5.88%	52,000	1,300,520
PartnerRe, Ltd. Series E, 7.25% (a)	77,541	2,137,030
Principal Financial Group, Inc. Series B, 6.52%	51,997	1,374,801
Protective Life Corp., 6.25% (a)	59,738	1,568,720
Prudential Financial, Inc., 9.00% (a)	191,561	4,877,143
Prudential Financial, Inc., 5.75% (a)	119,725	3,037,423
Prudential Financial, Inc., 0.00%	147,835	3,710,658
Prudential PLC, 6.75% (a)	52,010	1,333,016
Prudential PLC, 6.50% (a)	62,346	1,601,045
Reinsurance Group of America, Inc., 6.20% (a)	83,019	2,260,607
RenaissanceRe Holdings, Ltd. Series C, 6.08% (a)	52,013	1,316,969
The Allstate Corp., 5.10% (a)	104,109	2,725,574
W.R. Berkley Capital Trust II, 6.75% (a)	52,012	1,325,266

		73,151,766

MACHINERY — 1.1%
Stanley Black & Decker, Inc., 5.75% (a)	156,163	4,122,703

MEDIA — 0.4%
Comcast Corp., 5.00%	59,745	1,524,692

MULTI-UTILITIES — 2.0%
Dominion Resources, Inc. Series A, 8.38% (a)	142,629	3,816,752
DTE Energy Co., 6.50%	58,219	1,603,934
Xcel Energy, Inc., 7.60% (a)	83,031	2,100,684

		7,521,370

REAL ESTATE INVESTMENT TRUSTS — 12.5%
Digital Realty Trust, Inc. Series E, 7.00% (a)	59,729	1,616,864
Harris Preferred Capital Corp. Series A, 7.38% (a)	52,009	1,351,714
Health Care REIT, Inc. Series J, 6.50% (a)	59,730	1,600,167
Hospitality Properties Trust Series J, 7.13% (a)	60,230	1,619,585
Kimco Realty Corp. Series I, 6.00% (a)	83,023	2,160,258
National Retail Properties, Inc. Series D, 6.63%	59,733	1,585,911
PS Business Parks, Inc., 6.00% (a)	72,686	1,872,391
Public Storage, 5.90% (a)	95,468	2,506,035
Public Storage, 5.63% (a)	59,738	1,539,448
Public Storage, 5.38%	103,068	2,613,805
Public Storage, 5.20% (a)	104,109	2,604,807
Public Storage Series Q, 6.50% (a)	77,795	2,134,695
Public Storage Series R, 6.35% (a)	101,506	2,719,346
Public Storage Series T, 5.75% (a)	95,972	2,471,279
Realty Income Corp. Series F, 6.63% (a)	84,778	2,261,029
Regency Centers Corp. Series 6, 6.63% (a)	52,004	1,376,546
Senior Housing Properties Trust, 5.63% (a)	72,696	1,821,035
Vornado Realty LP, 7.88%	95,780	2,597,554
Vornado Realty Trust, 5.70% (a)	62,350	1,587,431
Vornado Realty Trust, 5.40%	62,376	1,541,311
Vornado Realty Trust Series I, 6.63% (a)	56,126	1,414,375
Wachovia Preferred Funding Corp. Series A, 7.25% (a)	156,163	4,277,305
Weingarten Realty Investors Series F, 6.50%	72,688	1,839,006

		47,111,897

WIRELESS TELECOMMUNICATION SERVICES — 0.5%
US Cellular Corp., 6.95%	70,973	1,883,623

TOTAL PREFERRED STOCKS —
(Cost $366,574,513)		373,616,268

SHORT TERM INVESTMENTS — 14.7%
MONEY MARKET FUNDS — 14.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	53,804,354	53,804,354
State Street Institutional Liquid Reserves Fund 0.13% (d)(e)	1,199,342	1,199,342

TOTAL SHORT TERM INVESTMENTS —
(Cost $55,003,696)		55,003,696

TOTAL INVESTMENTS — 114.2% (f)
(Cost $421,578,209)		428,619,964
OTHER ASSETS & LIABILITIES — (14.2)%		(53,284,195)

NET ASSETS — 100.0%		$375,335,769

SPDR Wells Fargo Preferred Stock ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

(a)	A portion of the security was on loan at March 31, 2013.
(b)	Affiliated issuer. (See accompanying Notes to Schedules of Investments)
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Barclays 1-3 Month T-Bill ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 100.6%
Treasury Bills*
0.07%, 5/2/2013	$156,957,000	$156,950,246
0.07%, 6/6/2013	116,826,000	116,814,217
0.07%, 6/13/2013	116,826,000	116,812,969
0.07%, 6/20/2013	116,826,000	116,809,128
0.09%, 6/27/2013	163,185,000	163,158,580
0.10%, 5/9/2013	109,503,000	109,497,795
0.11%, 5/16/2013	114,978,000	114,970,097
0.11%, 5/23/2013	114,978,000	114,968,035
0.11%, 5/30/2013	160,605,000	160,587,894

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $1,170,525,305)		1,170,568,961

	Shares
SHORT TERM INVESTMENT — 0.0% (a)
MONEY MARKET FUND — 0.0% (a)
State Street Institutional Liquid Reserves Fund 0.13% (b)(c)(d) (Cost $391,615)	391,615	391,615

TOTAL INVESTMENTS — 100.6% (e)
(Cost $1,170,916,920)		1,170,960,576
OTHER ASSETS & LIABILITIES — (0.6)%		(7,459,161)

NET ASSETS — 100.0%		$1,163,501,415

*	Rate shown is the discount rate at time of purchase, not a coupon rate.
(a)	Amount shown represents less than 0.05% of net assets.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Barclays TIPS ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.6%
Treasury Inflation Protected Indexed Bonds
0.13%, 4/15/2017	$33,669,281	$36,331,174
0.13%, 1/15/2022	31,393,741	34,194,691
0.13%, 7/15/2022	30,687,184	33,477,877
0.63%, 7/15/2021	27,370,454	31,339,170
0.63%, 2/15/2043	6,737,149	6,763,492
0.75%, 2/15/2042	17,616,792	18,412,366
1.75%, 1/15/2028	12,846,262	16,354,962
2.00%, 1/15/2026	17,343,766	22,609,160
2.13%, 2/15/2040	12,080,712	17,037,550
2.13%, 2/15/2041	18,852,472	26,714,518
2.38%, 1/15/2025	25,568,226	34,369,321
2.38%, 1/15/2027	14,066,833	19,170,420
2.50%, 1/15/2029	11,343,500	15,866,720
3.38%, 4/15/2032	4,859,417	7,824,439
3.63%, 4/15/2028	17,859,438	27,924,839
3.88%, 4/15/2029	20,413,073	33,200,026
Treasury Inflation Protected Indexed Notes
0.13%, 4/15/2016	29,917,030	31,800,906
0.13%, 1/15/2023	20,962,596	22,626,397
0.50%, 4/15/2015	16,865,198	17,724,311
1.13%, 1/15/2021	28,859,093	34,058,347
1.25%, 4/15/2014	11,826,659	12,223,916
1.25%, 7/15/2020 (a)	25,555,032	30,550,274
1.38%, 7/15/2018 (a)	11,952,825	14,010,981
1.38%, 1/15/2020	15,103,101	18,003,350
1.63%, 1/15/2015	17,126,027	18,276,724
1.63%, 1/15/2018 (a)	13,483,739	15,733,905
1.88%, 7/15/2015	15,043,583	16,512,739
1.88%, 7/15/2019	12,244,137	14,999,068
2.00%, 7/15/2014	17,349,649	18,371,717
2.00%, 1/15/2016	14,742,784	16,440,563
2.13%, 1/15/2019	11,831,473	14,441,850
2.38%, 1/15/2017 (a)	14,722,219	17,181,272
2.50%, 7/15/2016	17,045,367	19,732,740
2.63%, 7/15/2017 (a)	11,626,389	13,991,661

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $663,887,586)		728,271,446

	Shares
SHORT TERM INVESTMENTS — 3.7%
MONEY MARKET FUNDS — 3.7%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	26,094,801	26,094,801
State Street Institutional Liquid Reserves Fund 0.13% (c)(d)	641,776	641,776

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $26,736,577)		26,736,577

TOTAL INVESTMENTS — 103.3% (f)
(Cost $690,624,163)		755,008,023
OTHER ASSETS & LIABILITIES — (3.3)%		(23,920,945)

NET ASSETS — 100.0%		$731,087,078

(a)	A portion of the security was on loan at March 31, 2013.
(b)	Investments of cash collateral for securities loaned.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Barclays Short Term Treasury ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.2%
Treasury Bonds
7.25%, 5/15/2016	$26,000	$31,516
7.50%, 11/15/2016	20,000	25,022
8.75%, 5/15/2017	10,000	13,331
8.88%, 8/15/2017	10,000	13,563
9.25%, 2/15/2016	6,000	7,527
9.88%, 11/15/2015	6,000	7,494
10.63%, 8/15/2015	4,000	4,977
11.25%, 2/15/2015	12,000	14,466
Treasury Notes
0.13%, 7/31/2014	50,000	49,946
0.13%, 12/31/2014 (a)	50,000	49,916
0.25%, 4/30/2014	50,000	50,039
0.25%, 5/31/2014 (a)	50,000	50,034
0.25%, 6/30/2014	50,000	50,036
0.25%, 8/31/2014	40,000	40,020
0.25%, 9/15/2014	52,000	52,027
0.25%, 9/30/2014	50,000	50,024
0.25%, 10/31/2014	50,000	50,022
0.25%, 11/30/2014	40,000	40,016
0.25%, 12/15/2014	56,000	56,021
0.25%, 1/15/2015	46,000	46,010
0.25%, 1/31/2015	40,000	40,009
0.25%, 2/15/2015	50,000	49,998
0.25%, 2/28/2015	50,000	50,004
0.25%, 3/31/2015	50,000	49,998
0.25%, 5/15/2015	40,000	39,980
0.25%, 7/15/2015	50,000	49,959
0.25%, 8/15/2015	30,000	29,965
0.25%, 9/15/2015	50,000	49,928
0.25%, 10/15/2015	30,000	29,949
0.25%, 12/15/2015	50,000	49,893
0.38%, 11/15/2014	62,000	62,146
0.38%, 3/15/2015	50,000	50,121
0.38%, 4/15/2015	50,000	50,111
0.38%, 6/15/2015	46,000	46,096
0.38%, 11/15/2015	40,000	40,059
0.38%, 1/15/2016	50,000	50,052
0.38%, 2/15/2016	40,000	40,025
0.38%, 3/15/2016	45,000	45,023
0.50%, 8/15/2014	56,000	56,225
0.50%, 10/15/2014	52,000	52,218
0.50%, 7/31/2017	50,000	49,713
0.63%, 7/15/2014	42,000	42,226
0.63%, 5/31/2017	50,000	50,064
0.63%, 8/31/2017	50,000	49,949
0.63%, 9/30/2017	40,000	39,922
0.63%, 11/30/2017	50,000	49,834
0.75%, 6/15/2014	47,000	47,313
0.75%, 6/30/2017	50,000	50,284
0.75%, 10/31/2017	50,000	50,145
0.75%, 12/31/2017	60,000	60,085
0.75%, 2/28/2018 (a)	50,000	49,991
0.75%, 3/31/2018	50,000	49,957
0.88%, 11/30/2016	52,000	52,718
0.88%, 12/31/2016	54,000	54,727
0.88%, 1/31/2017	50,000	50,661
0.88%, 2/28/2017	56,000	56,721
0.88%, 4/30/2017	40,000	40,479
0.88%, 1/31/2018 (a)	40,000	40,259
1.00%, 5/15/2014	44,000	44,399
1.00%, 8/31/2016	48,000	48,898
1.00%, 9/30/2016	48,000	48,898
1.00%, 10/31/2016	58,000	59,076
1.00%, 3/31/2017	60,000	61,048
1.25%, 4/15/2014	40,000	40,445
1.25%, 8/31/2015	50,000	51,150
1.25%, 9/30/2015	60,000	61,414
1.25%, 10/31/2015	50,000	51,194
1.38%, 11/30/2015	50,000	51,381
1.50%, 6/30/2016	52,000	53,824
1.50%, 7/31/2016	48,000	49,696
1.75%, 7/31/2015	54,000	55,830
1.75%, 5/31/2016	44,000	45,874
1.88%, 4/30/2014	54,000	54,987
1.88%, 6/30/2015	46,000	47,645
1.88%, 8/31/2017 (a)	50,000	52,684
1.88%, 9/30/2017	40,000	42,150
1.88%, 10/31/2017	30,000	31,617
2.00%, 1/31/2016	48,000	50,229
2.00%, 4/30/2016	44,000	46,177
2.13%, 11/30/2014	66,000	68,071
2.13%, 5/31/2015	54,000	56,152
2.13%, 12/31/2015	28,000	29,367
2.13%, 2/29/2016	30,000	31,536
2.25%, 5/31/2014	54,000	55,291
2.25%, 1/31/2015 (a)	68,000	70,507
2.25%, 3/31/2016 (a)	30,000	31,690
2.25%, 11/30/2017	30,000	32,147
2.38%, 8/31/2014	66,000	68,011
2.38%, 9/30/2014	70,000	72,262
2.38%, 10/31/2014	64,000	66,168
2.38%, 2/28/2015	76,000	79,081
2.38%, 3/31/2016	30,000	31,793
2.38%, 7/31/2017	30,000	32,238
2.50%, 3/31/2015	63,000	65,822
2.50%, 4/30/2015	60,000	62,780
2.50%, 6/30/2017	40,000	43,174
2.63%, 6/30/2014	62,000	63,870
2.63%, 7/31/2014	64,000	66,063
2.63%, 12/31/2014	70,000	72,908
2.63%, 2/29/2016	24,000	25,575
2.63%, 4/30/2016	26,000	27,778
2.63%, 1/31/2018	20,000	21,811
2.75%, 11/30/2016	42,000	45,433
2.75%, 5/31/2017	20,000	21,777
2.75%, 12/31/2017	24,000	26,295
2.75%, 2/28/2018	20,000	21,946
2.88%, 3/31/2018	20,000	22,077
3.00%, 8/31/2016	44,000	47,807
3.00%, 9/30/2016	36,000	39,167
3.00%, 2/28/2017	30,000	32,846
3.13%, 10/31/2016	50,000	54,703
3.13%, 1/31/2017	46,000	50,534
3.13%, 4/30/2017	40,000	44,098
3.25%, 5/31/2016	22,000	23,974
3.25%, 6/30/2016	32,000	34,926
3.25%, 7/31/2016	44,000	48,126
3.25%, 12/31/2016	36,000	39,662
3.25%, 3/31/2017	40,000	44,257
3.50%, 2/15/2018	40,000	45,292

SPDR Barclays Short Term Treasury ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

4.00%, 2/15/2015	$50,000	$53,499
4.13%, 5/15/2015	42,000	45,415
4.25%, 8/15/2014	40,000	42,220
4.25%, 11/15/2014	42,000	44,735
4.25%, 8/15/2015	48,000	52,484
4.25%, 11/15/2017	30,000	34,872
4.50%, 11/15/2015	40,000	44,352
4.50%, 2/15/2016	38,000	42,507
4.50%, 5/15/2017	26,000	30,140
4.63%, 11/15/2016	36,000	41,333
4.63%, 2/15/2017	26,000	30,073
4.75%, 5/15/2014	46,000	48,345
4.75%, 8/15/2017	20,000	23,564
4.88%, 8/15/2016	32,000	36,752
5.13%, 5/15/2016	28,000	32,099

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $5,966,358)		5,986,835

	Shares
SHORT TERM INVESTMENTS — 3.2%
MONEY MARKET FUNDS — 3.2%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	176,393	176,393
State Street Institutional Liquid Reserves Fund 0.13% (c)(d)	17,594	17,594

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $193,987)		193,987

TOTAL INVESTMENTS — 102.4% (f)
(Cost $6,160,345)		6,180,822
OTHER ASSETS & LIABILITIES — (2.4)%		(144,774)

NET ASSETS — 100.0%		$6,036,048

(a)	A portion of the security was on loan at March 31, 2013.
(b)	Investments of cash collateral for securities loaned.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Barclays Intermediate Term Treasury ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.3%
Treasury Bonds
7.13%, 2/15/2023	$241,000	$358,654
7.25%, 5/15/2016	465,000	563,650
7.25%, 8/15/2022	226,000	335,795
7.50%, 11/15/2016	301,000	376,578
7.63%, 11/15/2022 (a)	200,000	305,442
7.88%, 2/15/2021	154,000	228,987
8.00%, 11/15/2021	382,000	582,218
8.13%, 8/15/2019	347,000	499,305
8.13%, 5/15/2021	70,000	106,146
8.13%, 8/15/2021	70,000	106,823
8.50%, 2/15/2020	154,000	229,130
8.75%, 5/15/2017	238,000	317,273
8.75%, 5/15/2020 (a)	130,000	197,248
8.75%, 8/15/2020	235,000	359,496
8.88%, 8/15/2017 (a)	158,000	214,287
8.88%, 2/15/2019	238,000	346,485
9.00%, 11/15/2018	186,000	269,107
9.13%, 5/15/2018	253,000	359,263
9.25%, 2/15/2016	183,000	229,584
9.88%, 11/15/2015	215,000	268,546
10.63%, 8/15/2015	133,000	165,496
11.25%, 2/15/2015	410,000	494,255
Treasury Notes
0.13%, 7/31/2014	1,174,000	1,172,720
0.13%, 12/31/2014 (a)	1,000,000	998,310
0.25%, 4/30/2014	1,020,000	1,020,796
0.25%, 5/31/2014 (a)	1,045,000	1,045,711
0.25%, 6/30/2014	1,322,000	1,322,952
0.25%, 8/31/2014	1,356,000	1,356,691
0.25%, 9/15/2014	1,203,000	1,203,613
0.25%, 9/30/2014	1,200,000	1,200,576
0.25%, 10/31/2014	1,000,000	1,000,440
0.25%, 11/30/2014	1,150,000	1,150,471
0.25%, 12/15/2014	778,000	778,288
0.25%, 1/15/2015	799,000	799,176
0.25%, 1/31/2015	1,448,000	1,448,319
0.25%, 2/15/2015	1,236,000	1,235,938
0.25%, 2/28/2015	966,000	966,068
0.25%, 3/31/2015	1,000,000	999,964
0.25%, 5/15/2015	1,276,000	1,275,362
0.25%, 7/15/2015	631,000	630,476
0.25%, 8/15/2015	678,000	677,214
0.25%, 9/15/2015	1,000,000	998,560
0.25%, 10/15/2015	1,000,000	998,310
0.25%, 12/15/2015	1,000,000	997,850
0.38%, 11/15/2014	793,000	794,871
0.38%, 3/15/2015	1,118,000	1,120,706
0.38%, 4/15/2015	850,000	851,887
0.38%, 6/15/2015	1,055,000	1,057,194
0.38%, 11/15/2015	1,000,000	1,001,480
0.38%, 1/15/2016	966,000	966,995
0.38%, 2/15/2016	966,000	966,599
0.38%, 3/15/2016	1,000,000	1,000,511
0.50%, 8/15/2014 (a)	1,021,000	1,025,094
0.50%, 10/15/2014	793,000	796,323
0.50%, 7/31/2017	752,000	747,676
0.63%, 7/15/2014	1,021,000	1,026,503
0.63%, 5/31/2017	850,000	851,088
0.63%, 8/31/2017	678,000	677,302
0.63%, 9/30/2017 (a)	1,224,000	1,221,601
0.63%, 11/30/2017	700,000	697,676
0.75%, 6/15/2014	1,167,000	1,174,772
0.75%, 6/30/2017	1,052,000	1,057,986
0.75%, 10/31/2017	750,000	752,168
0.75%, 12/31/2017 (a)	850,000	851,207
0.75%, 2/28/2018 (a)	966,000	965,826
0.75%, 3/31/2018	1,000,000	999,144
0.88%, 11/30/2016	1,171,000	1,187,171
0.88%, 12/31/2016	891,000	903,002
0.88%, 1/31/2017	1,042,000	1,055,786
0.88%, 2/28/2017	826,000	836,639
0.88%, 4/30/2017	850,000	860,175
0.88%, 1/31/2018 (a)	821,000	826,320
0.88%, 7/31/2019	452,000	446,201
1.00%, 5/15/2014	1,162,000	1,172,528
1.00%, 8/31/2016	1,171,000	1,192,909
1.00%, 9/30/2016	795,000	809,874
1.00%, 10/31/2016	795,000	809,755
1.00%, 3/31/2017	1,081,000	1,099,874
1.00%, 6/30/2019	676,000	673,391
1.00%, 8/31/2019	678,000	673,451
1.00%, 9/30/2019 (a)	700,000	694,757
1.00%, 11/30/2019 (a)	700,000	692,874
1.13%, 5/31/2019	550,000	552,860
1.13%, 12/31/2019	900,000	896,832
1.13%, 3/31/2020	800,000	794,017
1.25%, 4/15/2014	778,000	786,659
1.25%, 8/31/2015	837,000	856,251
1.25%, 9/30/2015	1,123,000	1,149,458
1.25%, 10/31/2015	1,144,000	1,171,330
1.25%, 1/31/2019	640,000	650,656
1.25%, 4/30/2019	425,000	430,759
1.25%, 10/31/2019 (a)	407,000	410,024
1.25%, 2/29/2020 (a)	772,000	773,235
1.38%, 11/30/2015	1,180,000	1,212,592
1.38%, 9/30/2018	789,000	810,327
1.38%, 11/30/2018 (a)	789,000	808,977
1.38%, 12/31/2018 (a)	547,000	560,505
1.38%, 2/28/2019	410,000	419,315
1.38%, 1/31/2020	724,000	732,319
1.50%, 6/30/2016	1,136,000	1,175,840
1.50%, 7/31/2016	1,171,000	1,212,383
1.50%, 8/31/2018	650,000	672,087
1.50%, 3/31/2019	410,000	422,042
1.63%, 8/15/2022	1,452,000	1,433,385
1.63%, 11/15/2022 (a)	1,725,000	1,694,502
1.75%, 7/31/2015	979,000	1,012,169
1.75%, 5/31/2016	875,000	912,275
1.75%, 10/31/2018	489,000	511,900
1.75%, 5/15/2022	1,297,000	1,300,969
1.88%, 4/30/2014	1,248,000	1,270,813
1.88%, 6/30/2015	974,000	1,008,830
1.88%, 8/31/2017 (a)	1,024,000	1,078,968
1.88%, 9/30/2017	866,000	912,539
1.88%, 10/31/2017	869,000	915,830
2.00%, 1/31/2016	1,029,000	1,076,787
2.00%, 4/30/2016	782,000	820,685
2.00%, 11/15/2021	1,343,000	1,385,170
2.00%, 2/15/2022 (a)	1,322,000	1,359,214
2.00%, 2/15/2023 (a)	1,272,000	1,288,053

SPDR Barclays Intermediate Term Treasury ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

2.13%, 11/30/2014	$1,482,000	$1,528,505
2.13%, 5/31/2015	1,240,000	1,289,414
2.13%, 12/31/2015	1,104,000	1,157,908
2.13%, 2/29/2016	547,000	575,012
2.13%, 8/15/2021	1,536,000	1,605,320
2.25%, 5/31/2014	981,000	1,004,456
2.25%, 1/31/2015 (a)	1,052,000	1,090,787
2.25%, 3/31/2016 (a)	780,000	823,945
2.25%, 11/30/2017	665,000	712,581
2.25%, 7/31/2018	357,000	383,300
2.38%, 8/31/2014	1,421,000	1,464,298
2.38%, 9/30/2014	1,436,000	1,482,397
2.38%, 10/31/2014	1,396,000	1,443,296
2.38%, 2/28/2015	1,574,000	1,637,810
2.38%, 3/31/2016	678,000	718,517
2.38%, 7/31/2017	883,000	948,881
2.38%, 5/31/2018	522,000	563,598
2.38%, 6/30/2018	780,000	842,158
2.50%, 3/31/2015	1,576,000	1,646,605
2.50%, 4/30/2015	1,290,000	1,349,766
2.50%, 6/30/2017	631,000	681,064
2.63%, 6/30/2014	1,248,000	1,285,640
2.63%, 7/31/2014	1,341,000	1,384,220
2.63%, 12/31/2014	1,357,000	1,413,383
2.63%, 2/29/2016	391,000	416,665
2.63%, 4/30/2016	395,000	422,018
2.63%, 1/31/2018	456,000	497,295
2.63%, 4/30/2018	621,000	678,101
2.63%, 8/15/2020	1,568,000	1,712,711
2.63%, 11/15/2020	1,889,000	2,060,956
2.75%, 11/30/2016	1,013,000	1,095,793
2.75%, 5/31/2017	705,000	767,639
2.75%, 12/31/2017	660,000	723,116
2.75%, 2/28/2018 (a)	566,000	621,083
2.75%, 2/15/2019	933,000	1,028,651
2.88%, 3/31/2018	562,000	620,369
3.00%, 8/31/2016	845,000	918,109
3.00%, 9/30/2016	614,000	668,014
3.00%, 2/28/2017	529,000	579,192
3.13%, 10/31/2016	634,000	693,640
3.13%, 1/31/2017	1,012,000	1,111,753
3.13%, 4/30/2017	704,000	776,125
3.13%, 5/15/2019	935,000	1,053,455
3.13%, 5/15/2021	1,112,000	1,252,423
3.25%, 5/31/2016	362,000	394,486
3.25%, 6/30/2016	746,000	814,207
3.25%, 7/31/2016	679,000	742,670
3.25%, 12/31/2016	708,000	780,025
3.25%, 3/31/2017	617,000	682,661
3.38%, 11/15/2019 (a)	1,190,000	1,362,372
3.50%, 2/15/2018 (a)	793,000	897,914
3.50%, 5/15/2020 (a)	1,213,000	1,400,797
3.63%, 8/15/2019	907,000	1,050,614
3.63%, 2/15/2020	1,359,000	1,579,375
3.63%, 2/15/2021	1,400,000	1,631,364
3.75%, 11/15/2018	949,000	1,098,648
3.88%, 5/15/2018	463,000	534,946
4.00%, 2/15/2015	1,052,000	1,125,619
4.00%, 8/15/2018	347,000	405,084
4.13%, 5/15/2015	714,000	772,055
4.25%, 8/15/2014	704,000	743,079
4.25%, 11/15/2014	560,000	596,462
4.25%, 8/15/2015	1,019,000	1,114,185
4.25%, 11/15/2017	496,000	576,545
4.50%, 11/15/2015	771,000	854,885
4.50%, 2/15/2016	676,000	756,180
4.50%, 5/15/2017	500,000	579,620
4.63%, 11/15/2016	775,000	889,801
4.63%, 2/15/2017	418,000	483,484
4.75%, 5/15/2014	968,000	1,017,349
4.75%, 8/15/2017	771,000	908,400
4.88%, 8/15/2016	603,000	692,539
5.13%, 5/15/2016	451,000	517,031

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $162,949,002)		168,943,812

	Shares
SHORT TERM INVESTMENTS — 6.4%
MONEY MARKET FUNDS — 6.4%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	10,716,563	10,716,563
State Street Institutional Liquid Reserves Fund 0.13% (c)(d)	234,916	234,916

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $10,951,479)		10,951,479

TOTAL INVESTMENTS — 105.7% (f)
(Cost $173,900,481)		179,895,291
OTHER ASSETS & LIABILITIES — (5.7)%		(9,780,402)

NET ASSETS — 100.0%		$170,114,889

(a)	A portion of the security was on loan at March 31, 2013.
(b)	Investments of cash collateral for securities loaned.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedule of Investments)

SPDR Barclays Long Term Treasury ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. TREASURY OBLIGATIONS — 99.1%
Treasury Bonds
2.75%, 8/15/2042	$2,478,000	$2,298,271
2.75%, 11/15/2042 (a)	2,487,000	2,304,330
3.00%, 5/15/2042 (a)	1,948,000	1,906,839
3.13%, 11/15/2041	2,287,000	2,300,265
3.13%, 2/15/2042	2,134,000	2,144,414
3.13%, 2/15/2043	1,834,000	1,836,934
3.50%, 2/15/2039	1,313,000	1,428,032
3.75%, 8/15/2041	1,619,000	1,830,425
3.88%, 8/15/2040	1,592,000	1,841,148
4.25%, 5/15/2039	1,200,000	1,474,848
4.25%, 11/15/2040	1,690,000	2,077,466
4.38%, 2/15/2038	669,000	836,511
4.38%, 11/15/2039	1,585,000	1,986,100
4.38%, 5/15/2040	1,684,000	2,110,658
4.38%, 5/15/2041	1,273,000	1,596,558
4.50%, 2/15/2036	1,025,000	1,301,770
4.50%, 5/15/2038	1,050,000	1,337,522
4.50%, 8/15/2039	959,000	1,224,662
4.63%, 2/15/2040	1,472,000	1,916,411
4.75%, 2/15/2037	400,000	526,472
4.75%, 2/15/2041 (a)	1,300,000	1,725,997
5.00%, 5/15/2037	415,000	565,056
5.25%, 11/15/2028	495,000	670,507
5.25%, 2/15/2029	496,000	672,864
5.38%, 2/15/2031 (a)	907,000	1,261,818
5.50%, 8/15/2028 (a)	421,000	583,738
6.00%, 2/15/2026	510,000	726,189
6.13%, 11/15/2027 (a)	744,000	1,085,898
6.13%, 8/15/2029 (a)	351,000	520,333
6.25%, 8/15/2023	900,000	1,274,166
6.25%, 5/15/2030	598,000	903,040
6.38%, 8/15/2027	316,000	470,334
6.50%, 11/15/2026	330,000	492,634
6.63%, 2/15/2027 (a)	292,000	441,571
6.75%, 8/15/2026	258,000	391,987
6.88%, 8/15/2025	324,000	491,336
7.50%, 11/15/2024 (a)	367,000	575,636
7.63%, 2/15/2025	300,000	476,559

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $49,906,475)		47,609,299

	Shares
SHORT TERM INVESTMENTS — 11.7%
MONEY MARKET FUNDS — 11.7%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	5,587,604	5,587,604
State Street Institutional Liquid Reserves Fund 0.13% (c)(d)	11,194	11,194

TOTAL SHORT TERM INVESTMENTS — (e)
(Cost $5,598,798)		5,598,798

TOTAL INVESTMENTS — 110.8% (f)
(Cost $55,505,273)		53,208,097
OTHER ASSETS & LIABILITIES — (10.8)%		(5,175,297)

NET ASSETS — 100.0%		$48,032,800

(a)	A portion of the security was on loan at March 31, 2013.
(b)	Investments of cash collateral for securities loaned.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.4%
AEROSPACE & DEFENSE — 0.8%
General Dynamics Corp. 1.38%, 1/15/2015	$2,013,000	$2,044,458
Northrop Grumman Corp.:
1.85%, 11/15/2015	835,000	853,401
3.70%, 8/1/2014	1,850,000	1,922,348
Precision Castparts Corp. 0.70%, 12/20/2015	1,500,000	1,502,165
Textron, Inc. 6.20%, 3/15/2015	1,000,000	1,085,247
The Boeing Co. 3.50%, 2/15/2015	1,500,000	1,582,408
United Technologies Corp.:
1.20%, 6/1/2015	2,000,000	2,030,289
4.88%, 5/1/2015	4,675,000	5,093,616

		16,113,932

AIR FREIGHT & LOGISTICS — 0.2%
United Parcel Service, Inc. 3.88%, 4/1/2014	3,825,000	3,955,710

AIRLINES — 0.1%
Southwest Airlines Co. 5.25%, 10/1/2014	1,620,000	1,711,606

AUTO COMPONENTS — 0.1%
Johnson Controls, Inc. 5.50%, 1/15/2016	2,173,000	2,421,733

AUTOMOBILES — 0.2%
Harley-Davidson, Inc. 15.00%, 2/1/2014	50,000	55,533
PACCAR Financial Corp.:
0.75%, 8/14/2015	1,010,000	1,013,646
0.80%, 2/8/2016	1,000,000	999,822
1.05%, 6/5/2015	1,000,000	1,002,011
1.55%, 9/29/2014	1,500,000	1,523,504

		4,594,516

BEVERAGES — 2.7%
Anheuser-Busch InBev Finance, Inc. 0.80%, 1/15/2016	3,900,000	3,910,072
Anheuser-Busch InBev Worldwide, Inc.:
0.80%, 7/15/2015	6,500,000	6,512,315
1.50%, 7/14/2014	2,600,000	2,630,386
3.63%, 4/15/2015	1,000,000	1,058,977
4.13%, 1/15/2015	3,800,000	4,031,196
5.38%, 11/15/2014	4,875,000	5,242,246
Beam, Inc. 5.38%, 1/15/2016	1,250,000	1,386,998
Brown-Forman Corp. 2.50%, 1/15/2016	750,000	785,595
Coca-Cola Enterprises, Inc. 2.13%, 9/15/2015	1,425,000	1,462,165
Coca-Cola HBC Finance BV 5.50%, 9/17/2015	2,935,000	3,191,829
Coca-Cola Refreshments USA, Inc. 4.25%, 3/1/2015	3,600,000	3,843,136
Diageo Finance BV:
3.25%, 1/15/2015	1,600,000	1,673,380
5.30%, 10/28/2015	550,000	610,470
Dr Pepper Snapple Group, Inc. 2.90%, 1/15/2016	1,500,000	1,577,914
PepsiCo, Inc.:
0.70%, 8/13/2015	2,975,000	2,978,741
0.70%, 2/26/2016	2,437,000	2,435,163
0.75%, 3/5/2015	2,500,000	2,509,270
0.80%, 8/25/2014	1,500,000	1,506,346
3.10%, 1/15/2015	3,125,000	3,269,715
The Coca-Cola Co. 0.75%, 3/13/2015	3,500,000	3,517,208

		54,133,122

BIOTECHNOLOGY — 0.9%
Amgen, Inc.:
1.88%, 11/15/2014	2,388,000	2,429,039
4.85%, 11/18/2014	3,500,000	3,725,818
Celgene Corp. 2.45%, 10/15/2015	1,250,000	1,297,040
Genentech, Inc. 4.75%, 7/15/2015	3,000,000	3,270,614
Genzyme Corp. 3.63%, 6/15/2015	1,500,000	1,595,973
Gilead Sciences, Inc. 2.40%, 12/1/2014	3,000,000	3,079,481
Life Technologies Corp.:
3.50%, 1/15/2016	1,160,000	1,213,181
4.40%, 3/1/2015	1,500,000	1,579,057

		18,190,203

CAPITAL MARKETS — 7.7%
BlackRock, Inc.:
1.38%, 6/1/2015	2,000,000	2,031,301
3.50%, 12/10/2014	2,800,000	2,939,057
Deutsche Bank Financial LLC 5.38%, 3/2/2015	2,000,000	2,107,212
HSBC Finance Capital Trust IX 5.91%, 11/30/2035	2,870,000	2,884,350
Jefferies Group LLC:
3.88%, 11/9/2015	1,000,000	1,042,268
5.50%, 3/15/2016	1,500,000	1,642,695
5.88%, 6/8/2014	1,000,000	1,051,262
Morgan Stanley:
1.75%, 2/25/2016	4,409,000	4,439,359
2.88%, 7/28/2014	1,635,000	1,670,957
3.45%, 11/2/2015	3,500,000	3,654,624
3.80%, 4/29/2016	1,000,000	1,059,417
4.00%, 7/24/2015	1,650,000	1,739,715
4.10%, 1/26/2015	7,162,000	7,482,167
4.20%, 11/20/2014	5,500,000	5,743,931
4.75%, 4/1/2014	9,725,000	10,037,905
5.38%, 10/15/2015	5,500,000	6,000,663
6.00%, 5/13/2014	3,600,000	3,793,269
6.00%, 4/28/2015	8,400,000	9,151,913
Northern Trust Corp. 4.63%, 5/1/2014	801,000	836,683
TD Ameritrade Holding Corp. 4.15%, 12/1/2014	1,570,000	1,659,142
The Bank of New York Mellon Corp.:
0.70%, 10/23/2015	1,750,000	1,747,946
0.70%, 3/4/2016	3,250,000	3,249,410
1.20%, 2/20/2015	3,270,000	3,304,165
3.10%, 1/15/2015	900,000	940,031

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

4.30%, 5/15/2014	$2,800,000	$2,920,642
4.95%, 3/15/2015	500,000	537,681
The Bear Stearns Cos. LLC 5.70%, 11/15/2014	5,500,000	5,933,788
The Charles Schwab Corp. 0.85%, 12/4/2015	1,000,000	1,002,739
The Goldman Sachs Group, Inc.:
1.60%, 11/23/2015	5,790,000	5,835,534
3.30%, 5/3/2015	10,000,000	10,422,083
3.63%, 2/7/2016	11,350,000	12,050,949
3.70%, 8/1/2015	6,465,000	6,828,609
5.00%, 10/1/2014	4,050,000	4,287,695
5.13%, 1/15/2015	6,350,000	6,784,261
5.35%, 1/15/2016	7,000,000	7,731,974
5.50%, 11/15/2014	2,550,000	2,730,031
6.00%, 5/1/2014	6,438,000	6,791,386

		154,066,814

CHEMICALS — 1.6%
Airgas, Inc.:
3.25%, 10/1/2015	750,000	788,976
4.50%, 9/15/2014	1,124,000	1,183,280
Albemarle Corp. 5.10%, 2/1/2015	1,500,000	1,602,728
E.I. du Pont de Nemours & Co.:
1.95%, 1/15/2016	1,500,000	1,550,581
3.25%, 1/15/2015	2,350,000	2,464,233
4.75%, 3/15/2015	1,034,000	1,115,899
4.88%, 4/30/2014	191,000	200,214
Eastman Chemical Co. 3.00%, 12/15/2015	655,000	687,786
Ecolab, Inc.:
1.00%, 8/9/2015	2,293,000	2,297,456
2.38%, 12/8/2014	2,500,000	2,565,957
Potash Corp. of Saskatchewan, Inc.:
3.75%, 9/30/2015	500,000	533,491
5.25%, 5/15/2014	2,350,000	2,465,861
Praxair, Inc.:
0.75%, 2/21/2016	2,600,000	2,599,533
3.25%, 9/15/2015	660,000	701,462
4.63%, 3/30/2015	2,100,000	2,266,844
The Dow Chemical Co.:
2.50%, 2/15/2016	2,000,000	2,080,309
5.90%, 2/15/2015	5,000,000	5,461,438
The Sherwin-Williams Co. 3.13%, 12/15/2014	1,250,000	1,301,375

		31,867,423

COMMERCIAL BANKS — 16.0%
Abbey National Treasury Services PLC 4.00%, 4/27/2016	100,000	105,880
Abbey National Treasury Services PLC/London 2.88%, 4/25/2014	1,475,000	1,495,017
American Express Centurion Bank 0.88%, 11/13/2015	2,750,000	2,748,482
Associated Banc-Corp. 5.13%, 3/28/2016	300,000	327,643
Australia & New Zealand Banking Group, Ltd. 0.90%, 2/12/2016	4,695,000	4,704,770
Bancolombia SA 4.25%, 1/12/2016	1,500,000	1,575,000
Bank of Montreal:
0.80%, 11/6/2015	2,700,000	2,696,790
1.75%, 4/29/2014	2,250,000	2,281,500
Bank of Nova Scotia:
0.75%, 10/9/2015	3,900,000	3,890,644
0.95%, 3/15/2016	1,500,000	1,507,599
1.85%, 1/12/2015	2,300,000	2,348,924
2.05%, 10/7/2015	3,000,000	3,093,525
3.40%, 1/22/2015	7,875,000	8,256,892
Bank One Corp. 4.90%, 4/30/2015	2,000,000	2,153,893
Barclays Bank PLC:
2.75%, 2/23/2015	5,300,000	5,477,010
3.90%, 4/7/2015	5,500,000	5,815,791
5.20%, 7/10/2014	5,000,000	5,274,092
BB&T Corp.:
2.05%, 4/28/2014	3,800,000	3,862,133
3.20%, 3/15/2016	2,500,000	2,651,377
5.20%, 12/23/2015	2,500,000	2,764,229
5.70%, 4/30/2014	1,250,000	1,320,706
BBVA US Senior SAU:
3.25%, 5/16/2014	3,550,000	3,550,056
4.66%, 10/9/2015	5,631,000	5,774,685
BNP Paribas:
3.25%, 3/11/2015	8,460,000	8,774,651
3.60%, 2/23/2016	6,000,000	6,345,671
Canadian Imperial Bank of Commerce/Canada:
0.90%, 10/1/2015	3,250,000	3,250,295
2.35%, 12/11/2015	4,106,000	4,264,524
Capital One Financial Corp. 1.00%, 11/6/2015	1,500,000	1,494,396
Comerica, Inc.:
3.00%, 9/16/2015	1,275,000	1,340,069
4.80%, 5/1/2015	60,000	64,178
Commonwealth Bank of Australia/New York, NY:
1.25%, 9/18/2015	5,000,000	5,041,772
1.95%, 3/16/2015	3,750,000	3,830,210
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 2.13%, 10/13/2015	4,500,000	4,638,179
Credit Suisse of New York, NY:
3.50%, 3/23/2015	5,750,000	6,054,450
5.50%, 5/1/2014	9,540,000	10,023,005
Deutsche Bank AG London:
3.25%, 1/11/2016	6,500,000	6,880,071
3.45%, 3/30/2015	4,450,000	4,669,913
3.88%, 8/18/2014	2,150,000	2,240,686
Fifth Third Bancorp 3.63%, 1/25/2016	3,600,000	3,845,556
Fifth Third Bank:
0.90%, 2/26/2016	1,900,000	1,899,670
4.75%, 2/1/2015	1,000,000	1,065,178
HSBC Bank USA NA 4.63%, 4/1/2014	3,000,000	3,088,269
HSBC USA, Inc. 2.38%, 2/13/2015	8,425,000	8,666,152

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Intesa Sanpaolo SpA 3.13%, 1/15/2016	$5,541,000	$5,406,012
KeyBank NA:
5.80%, 7/1/2014	1,050,000	1,115,203
7.41%, 5/6/2015	1,000,000	1,128,360
KeyCorp 3.75%, 8/13/2015	4,460,000	4,751,928
Lloyds TSB Bank PLC 4.88%, 1/21/2016	3,265,000	3,583,949
M&I Marshall & Ilsley Bank 4.85%, 6/16/2015	550,000	593,407
National Australia Bank/New York:
0.90%, 1/20/2016	2,250,000	2,246,502
1.60%, 8/7/2015	4,500,000	4,572,402
2.00%, 3/9/2015	3,000,000	3,065,245
National Bank of Canada 1.50%, 6/26/2015	4,000,000	4,053,323
National City Corp. 4.90%, 1/15/2015	1,500,000	1,607,709
PNC Bank NA 0.80%, 1/28/2016	1,000,000	1,002,616
PNC Funding Corp.:
3.00%, 5/19/2014	200,000	205,421
3.63%, 2/8/2015	5,000,000	5,264,318
4.25%, 9/21/2015	1,500,000	1,628,496
5.25%, 11/15/2015	2,000,000	2,219,630
5.40%, 6/10/2014	750,000	792,710
Regions Financial Corp.:
5.75%, 6/15/2015	1,500,000	1,616,250
7.75%, 11/10/2014	1,500,000	1,642,500
Royal Bank of Canada:
0.80%, 10/30/2015	2,500,000	2,498,958
0.85%, 3/8/2016	3,000,000	3,004,667
1.15%, 3/13/2015	3,350,000	3,379,383
1.45%, 10/30/2014	4,575,000	4,632,719
2.63%, 12/15/2015	3,900,000	4,082,994
SouthTrust Corp. 5.80%, 6/15/2014	1,750,000	1,855,921
Sumitomo Mitsui Banking Corp.:
0.90%, 1/18/2016	2,650,000	2,642,245
1.35%, 7/18/2015	2,750,000	2,775,157
SunTrust Bank/Atlanta GA 5.00%, 9/1/2015	175,000	189,497
SunTrust Banks, Inc. 3.60%, 4/15/2016	1,000,000	1,067,795
The Bank of New York Mellon Corp.:
1.70%, 11/24/2014	3,000,000	3,049,191
2.95%, 6/18/2015	3,500,000	3,672,969
The Toronto-Dominion Bank 1.38%, 7/14/2014	1,650,000	1,669,626
US Bancorp:
2.45%, 7/27/2015	3,200,000	3,321,500
2.88%, 11/20/2014	2,000,000	2,074,083
3.13%, 4/1/2015	1,250,000	1,311,470
4.20%, 5/15/2014	4,325,000	4,506,513
US Bank NA:
3.78%, 4/29/2020	3,000,000	3,157,821
4.95%, 10/30/2014	1,450,000	1,546,776
Wachovia Bank NA:
4.80%, 11/1/2014	1,737,000	1,844,772
4.88%, 2/1/2015	2,000,000	2,138,660
Wachovia Corp. 5.25%, 8/1/2014	6,450,000	6,830,163
Wells Fargo & Co.:
1.25%, 2/13/2015	7,250,000	7,331,063
1.50%, 7/1/2015	11,000,000	11,172,230
3.63%, 4/15/2015	2,000,000	2,114,186
3.75%, 10/1/2014	6,950,000	7,282,167
5.00%, 11/15/2014	1,017,000	1,084,907
Wells Fargo Bank NA 4.75%, 2/9/2015	300,000	320,075
Westpac Banking Corp.:
0.95%, 1/12/2016	3,750,000	3,751,401
1.13%, 9/25/2015	5,450,000	5,487,243
3.00%, 8/4/2015	5,536,000	5,811,828
3.00%, 12/9/2015	1,040,000	1,097,419
4.20%, 2/27/2015	4,925,000	5,248,144
Zions Bancorporation 7.75%, 9/23/2014	1,500,000	1,627,500

		321,230,557

COMMERCIAL SERVICES & SUPPLIES — 0.2%
Pitney Bowes, Inc. 4.75%, 1/15/2016	1,500,000	1,577,629
The Board Of Trustees Of The Leland Stanford Junior University 3.63%, 5/1/2014	680,000	702,956
The Western Union Co. 2.38%, 12/10/2015	650,000	651,655
Waste Management, Inc. 6.38%, 3/11/2015	1,070,000	1,181,645

		4,113,885

COMMUNICATIONS EQUIPMENT — 0.6%
Cisco Systems, Inc.:
2.90%, 11/17/2014	1,400,000	1,456,813
5.50%, 2/22/2016	9,050,000	10,272,780
Harris Corp. 5.00%, 10/1/2015	1,250,000	1,360,294

		13,089,887

COMPUTERS & PERIPHERALS — 1.8%
Computer Sciences Corp. 2.50%, 9/15/2015	1,446,000	1,482,622
Dell, Inc.:
2.10%, 4/1/2014	1,000,000	1,007,461
2.30%, 9/10/2015	2,269,000	2,269,000
5.63%, 4/15/2014	1,500,000	1,564,389
Hewlett-Packard Co.:
1.55%, 5/30/2014	2,250,000	2,260,460
2.13%, 9/13/2015	3,000,000	3,037,948
2.35%, 3/15/2015	5,100,000	5,163,838
2.63%, 12/9/2014	1,000,000	1,013,711
4.75%, 6/2/2014	4,150,000	4,323,171
International Business Machines Corp.:
0.75%, 5/11/2015	2,000,000	2,010,640
0.88%, 10/31/2014	5,500,000	5,537,090
1.25%, 5/12/2014	3,273,000	3,306,584
2.00%, 1/5/2016	2,500,000	2,581,316

		35,558,230

CONSUMER FINANCE — 1.6%
Caterpillar Financial Services Corp.:
0.70%, 11/6/2015	1,250,000	1,251,081

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

1.05%, 3/26/2015	$1,000,000	$1,008,548
1.10%, 5/29/2015	2,500,000	2,528,613
1.38%, 5/20/2014	3,313,000	3,348,579
1.65%, 4/1/2014	540,000	546,750
4.63%, 6/1/2015	80,000	86,566
John Deere Capital Corp.:
0.70%, 9/4/2015	2,500,000	2,502,020
0.88%, 4/17/2015	2,500,000	2,514,135
0.95%, 6/29/2015	1,000,000	1,006,084
1.25%, 12/2/2014	2,175,000	2,200,396
2.95%, 3/9/2015	2,500,000	2,613,257
SLM Corp.:
3.88%, 9/10/2015	4,500,000	4,680,000
5.05%, 11/14/2014	1,100,000	1,160,500
5.38%, 5/15/2014	1,600,000	1,677,600
6.25%, 1/25/2016	5,000,000	5,450,000

		32,574,129

CONTAINERS & PACKAGING — 0.1%
Bemis Co., Inc. 5.65%, 8/1/2014	1,000,000	1,060,782

DIVERSIFIED CONSUMER SERVICES — 0.1%
Yale University 2.90%, 10/15/2014	2,062,000	2,139,505

DIVERSIFIED FINANCIAL SERVICES — 21.6%
American Express Co. 7.25%, 5/20/2014	3,943,000	4,232,523
American Express Credit Corp.:
1.75%, 6/12/2015	6,519,000	6,654,121
2.75%, 9/15/2015	4,750,000	4,966,914
5.13%, 8/25/2014	4,350,000	4,617,901
5.30%, 12/2/2015	1,182,000	1,321,313
Ameriprise Financial, Inc. 5.65%, 11/15/2015	1,135,000	1,272,933
Aon Corp. 3.50%, 9/30/2015	1,698,000	1,785,365
Bank of America Corp.:
1.25%, 1/11/2016	2,750,000	2,739,809
1.50%, 10/9/2015	4,500,000	4,513,746
3.63%, 3/17/2016	4,500,000	4,761,652
3.70%, 9/1/2015	5,000,000	5,260,517
4.50%, 4/1/2015	18,500,000	19,621,046
4.75%, 8/1/2015	3,500,000	3,760,108
5.25%, 12/1/2015	1,750,000	1,880,553
5.38%, 6/15/2014	600,000	630,651
7.38%, 5/15/2014	8,925,000	9,553,372
7.75%, 8/15/2015	1,144,000	1,285,783
Boeing Capital Corp. 3.25%, 10/27/2014	1,500,000	1,565,812
BP Capital Markets PLC:
3.13%, 10/1/2015	6,065,000	6,401,519
3.20%, 3/11/2016	4,500,000	4,788,385
3.63%, 5/8/2014	5,650,000	5,847,330
3.88%, 3/10/2015	5,500,000	5,827,780
Capital One Financial Corp.:
2.13%, 7/15/2014	450,000	456,776
2.15%, 3/23/2015	7,100,000	7,250,175
7.38%, 5/23/2014	3,400,000	3,650,189
Citigroup, Inc.:
1.25%, 1/15/2016	6,000,000	5,990,751
1.30%, 4/1/2016	2,900,000	2,901,166
2.25%, 8/7/2015	3,125,000	3,193,737
2.65%, 3/2/2015	3,500,000	3,592,876
4.59%, 12/15/2015	5,500,000	5,948,968
4.70%, 5/29/2015	2,000,000	2,144,578
4.75%, 5/19/2015	6,250,000	6,702,642
4.88%, 5/7/2015	2,855,000	3,041,401
5.00%, 9/15/2014	12,700,000	13,413,881
5.13%, 5/5/2014	784,000	819,579
5.30%, 1/7/2016	2,500,000	2,759,589
5.50%, 10/15/2014	8,250,000	8,789,743
6.01%, 1/15/2015	5,250,000	5,686,150
6.38%, 8/12/2014	7,125,000	7,637,700
Credit Suisse USA, Inc.:
4.88%, 1/15/2015	4,250,000	4,537,568
5.13%, 8/15/2015	5,000,000	5,479,003
5.38%, 3/2/2016	2,500,000	2,778,993
Ford Motor Credit Co. LLC:
2.50%, 1/15/2016	1,000,000	1,017,404
2.75%, 5/15/2015	3,200,000	3,265,920
3.88%, 1/15/2015	7,500,000	7,791,970
4.21%, 4/15/2016	1,000,000	1,063,950
5.63%, 9/15/2015	3,350,000	3,647,435
7.00%, 4/15/2015	5,900,000	6,504,376
8.00%, 6/1/2014	3,500,000	3,766,436
8.70%, 10/1/2014	3,800,000	4,197,931
Franklin Resources, Inc. 3.13%, 5/20/2015	750,000	787,732
General Electric Capital Corp.:
1.00%, 12/11/2015	2,500,000	2,515,544
1.00%, 1/8/2016	3,250,000	3,249,436
1.63%, 7/2/2015	11,000,000	11,178,314
2.15%, 1/9/2015	7,750,000	7,945,283
2.25%, 11/9/2015	6,400,000	6,614,210
2.38%, 6/30/2015	500,000	515,843
2.95%, 5/9/2016	1,500,000	1,584,190
3.50%, 6/29/2015	850,000	899,059
3.75%, 11/14/2014	6,100,000	6,404,479
4.38%, 9/21/2015	1,102,000	1,192,698
4.75%, 9/15/2014	3,397,000	3,598,621
4.88%, 3/4/2015	1,500,000	1,616,634
5.00%, 1/8/2016	4,000,000	4,377,583
5.50%, 6/4/2014	3,125,000	3,306,800
5.65%, 6/9/2014	1,125,000	1,193,216
5.90%, 5/13/2014	4,775,000	5,060,836
HSBC Finance Corp.:
5.00%, 6/30/2015	4,183,000	4,520,103
5.25%, 4/15/2015	1,440,000	1,554,186
5.50%, 1/19/2016	5,600,000	6,210,809
JPMorgan Chase & Co.:
1.10%, 10/15/2015	7,740,000	7,760,062
1.13%, 2/26/2016	2,300,000	2,304,503
1.88%, 3/20/2015	7,500,000	7,628,198
2.60%, 1/15/2016	6,500,000	6,756,754
3.40%, 6/24/2015	5,500,000	5,784,612
3.45%, 3/1/2016	8,800,000	9,351,106
3.70%, 1/20/2015	5,700,000	5,979,848
4.65%, 6/1/2014	9,100,000	9,528,166
5.13%, 9/15/2014	5,188,000	5,500,627
5.15%, 10/1/2015	4,000,000	4,367,632
5.25%, 5/1/2015	1,250,000	1,344,536

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Lazard Group LLC 7.13%, 5/15/2015	$331,000	$364,272
Mellon Funding Corp.:
5.00%, 12/1/2014	625,000	668,947
5.20%, 5/15/2014	549,000	577,860
Merrill Lynch & Co., Inc.:
5.00%, 1/15/2015	3,000,000	3,190,283
5.45%, 7/15/2014	3,600,000	3,797,592
National Rural Utilities Cooperative Finance Corp.:
1.00%, 2/2/2015	1,115,000	1,123,410
1.90%, 11/1/2015	500,000	515,381
3.88%, 9/16/2015	1,500,000	1,616,012
Nomura Holdings, Inc.:
4.13%, 1/19/2016	3,500,000	3,666,692
5.00%, 3/4/2015	4,200,000	4,441,108
ORIX Corp. 4.71%, 4/27/2015	2,000,000	2,124,305
PACCAR Financial Corp. 0.70%, 11/16/2015	450,000	449,459
Royal Bank of Scotland Group PLC:
2.55%, 9/18/2015	7,639,000	7,857,326
4.38%, 3/16/2016	3,200,000	3,479,172
4.88%, 3/16/2015	4,500,000	4,819,447
The Nasdaq OMX Group, Inc. 4.00%, 1/15/2015	1,000,000	1,035,911
Toyota Motor Credit Corp.:
0.88%, 7/17/2015	4,500,000	4,527,501
1.00%, 2/17/2015	5,000,000	5,042,314
1.25%, 11/17/2014	1,445,000	1,462,632
2.80%, 1/11/2016	2,040,000	2,151,487
3.20%, 6/17/2015	3,800,000	4,012,675
UBS AG of Stamford, CT 3.88%, 1/15/2015	3,500,000	3,690,983

		432,566,409

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.3%
AT&T, Inc.:
0.80%, 12/1/2015	3,850,000	3,840,244
0.88%, 2/13/2015	3,850,000	3,857,021
0.90%, 2/12/2016	3,000,000	2,995,237
2.50%, 8/15/2015	8,250,000	8,565,743
5.10%, 9/15/2014	7,335,000	7,807,484
British Telecommunications PLC 2.00%, 6/22/2015	3,500,000	3,579,428
Qwest Corp. 7.50%, 10/1/2014	3,100,000	3,367,776
Verizon Communications, Inc.:
0.70%, 11/2/2015	4,000,000	3,976,915
1.25%, 11/3/2014	3,132,000	3,165,818
3.00%, 4/1/2016	540,000	570,915
4.90%, 9/15/2015	250,000	274,255
5.55%, 2/15/2016	3,450,000	3,882,190

		45,883,026

ELECTRIC UTILITIES — 3.1%
Alabama Power Co. 0.55%, 10/15/2015	1,891,000	1,886,420
Arizona Public Service Co.:
4.65%, 5/15/2015	50,000	53,903
5.80%, 6/30/2014	1,240,000	1,317,634
Carolina Power & Light Co.:
5.15%, 4/1/2015	100,000	108,914
5.25%, 12/15/2015	1,654,000	1,852,183
CMS Energy Corp. 4.25%, 9/30/2015	1,500,000	1,610,211
Commonwealth Edison Co. 4.70%, 4/15/2015	375,000	404,149
Consolidated Edison Co. of New York, Inc.:
5.38%, 12/15/2015	1,053,000	1,178,767
5.55%, 4/1/2014	1,000,000	1,049,316
Dominion Resources, Inc.:
2.25%, 9/1/2015	1,150,000	1,190,493
5.15%, 7/15/2015	1,700,000	1,864,258
Duke Energy Carolinas LLC 5.30%, 10/1/2015	1,500,000	1,672,834
Duke Energy Corp.:
3.35%, 4/1/2015	1,500,000	1,574,935
3.95%, 9/15/2014	2,000,000	2,092,580
Duke Energy Indiana, Inc. 6.05%, 6/15/2016	720,000	824,177
Entergy Corp. 3.63%, 9/15/2015	1,500,000	1,565,227
Entergy Louisiana LLC 1.88%, 12/15/2014	1,225,000	1,247,754
Exelon Corp. 4.90%, 6/15/2015	2,400,000	2,596,707
FirstEnergy Solutions Corp. 4.80%, 2/15/2015	2,400,000	2,558,697
Florida Power Corp.:
0.65%, 11/15/2015	35,000	34,940
5.10%, 12/1/2015	1,000,000	1,113,321
Georgia Power Co.:
0.63%, 11/15/2015	1,250,000	1,247,039
0.75%, 8/10/2015	2,400,000	2,405,812
Kentucky Utilities Co. 1.63%, 11/1/2015	1,000,000	1,024,512
Louisville Gas & Electric Co. 1.63%, 11/15/2015	200,000	204,449
Nevada Power Co. 5.88%, 1/15/2015	1,000,000	1,089,828
NextEra Energy Capital Holdings, Inc.:
1.20%, 6/1/2015	4,817,000	4,852,449
2.60%, 9/1/2015	500,000	518,366
Nisource Finance Corp. 5.40%, 7/15/2014	2,475,000	2,614,195
Northern States Power Co. 1.95%, 8/15/2015	500,000	515,319
NSTAR Electric Co. 4.88%, 4/15/2014	1,020,000	1,063,497
Oncor Electric Delivery Co. LLC 6.38%, 1/15/2015	1,450,000	1,583,833
Peco Energy Co. 5.00%, 10/1/2014	550,000	585,858
PG&E Corp. 5.75%, 4/1/2014	2,400,000	2,519,420
PPL Energy Supply LLC 5.40%, 8/15/2014	350,000	370,454
PSEG Power LLC 5.50%, 12/1/2015	1,100,000	1,222,329

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Public Service Co. of Colorado 5.50%, 4/1/2014	$1,000,000	$1,049,335
Public Service Electric & Gas Co.:
0.85%, 8/15/2014	1,554,000	1,560,016
2.70%, 5/1/2015	52,000	54,195
5.00%, 8/15/2014	1,000,000	1,060,085
San Diego Gas & Electric Co. 5.30%, 11/15/2015	135,000	151,308
Scottish Power, Ltd. 5.38%, 3/15/2015	2,709,000	2,880,968
Southern California Edison Co. 4.15%, 9/15/2014	300,000	315,202
Southern Power Co. 4.88%, 7/15/2015	100,000	109,112
The Southern Co. 2.38%, 9/15/2015	2,500,000	2,592,677
Virginia Electric and Power Co. 5.40%, 1/15/2016	1,000,000	1,128,791
Westar Energy, Inc. 6.00%, 7/1/2014	1,200,000	1,275,161
Wisconsin Electric Power Co.:
6.00%, 4/1/2014	786,000	827,470
6.25%, 12/1/2015	133,000	152,480

		62,771,580

ELECTRICAL EQUIPMENT — 0.1%
Agilent Technologies, Inc. 5.50%, 9/14/2015	2,000,000	2,209,991

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Amphenol Corp. 4.75%, 11/15/2014	1,800,000	1,905,436
Emerson Electric Co.:
4.13%, 4/15/2015	300,000	320,471
5.00%, 12/15/2014	250,000	268,430

		2,494,337

FOOD & STAPLES RETAILING — 1.2%
CVS Caremark Corp.:
3.25%, 5/18/2015	250,000	262,497
4.88%, 9/15/2014	3,125,000	3,318,482
Safeway, Inc. 5.63%, 8/15/2014	1,500,000	1,589,062
Sysco Corp. 0.55%, 6/12/2015	250,000	250,020
Target Corp. 1.13%, 7/18/2014	1,685,000	1,701,527
Wal-Mart Stores, Inc.:
1.63%, 4/15/2014	2,710,000	2,746,754
2.25%, 7/8/2015	1,725,000	1,794,373
2.80%, 4/15/2016	500,000	531,574
2.88%, 4/1/2015	2,250,000	2,354,079
3.20%, 5/15/2014	5,938,000	6,128,975
4.50%, 7/1/2015	540,000	587,675
Walgreen Co. 1.00%, 3/13/2015	3,209,000	3,224,105

		24,489,123

FOOD PRODUCTS — 1.6%
Bunge Ltd. Finance Corp. 5.35%, 4/15/2014	2,700,000	2,818,303
Campbell Soup Co. 3.38%, 8/15/2014	930,000	965,911
ConAgra Foods, Inc.:
1.30%, 1/25/2016	2,737,000	2,759,261
1.35%, 9/10/2015	750,000	753,666
5.88%, 4/15/2014	850,000	892,749
General Mills, Inc.:
0.88%, 1/29/2016	720,000	722,185
1.55%, 5/16/2014	750,000	758,430
5.20%, 3/17/2015	2,250,000	2,444,719
Kellogg Co. 1.13%, 5/15/2015	1,750,000	1,763,924
Kraft Foods Group, Inc. 1.63%, 6/4/2015	3,750,000	3,812,784
Mead Johnson Nutrition Co. 3.50%, 11/1/2014	1,281,000	1,335,379
Mondelez International, Inc. 4.13%, 2/9/2016	5,133,000	5,594,606
Sara Lee Corp. 2.75%, 9/15/2015	1,500,000	1,543,334
The Hershey Co. 4.85%, 8/15/2015	750,000	823,162
The Kroger Co. 3.90%, 10/1/2015	2,100,000	2,253,972
Unilever Capital Corp.:
0.45%, 7/30/2015	1,700,000	1,696,212
2.75%, 2/10/2016	900,000	949,328

		31,887,925

GAS UTILITIES — 0.1%
Atmos Energy Corp. 4.95%, 10/15/2014	1,500,000	1,591,528

HEALTH CARE EQUIPMENT & SUPPLIES — 1.2%
Baxter International, Inc. 4.63%, 3/15/2015	1,000,000	1,074,751
Boston Scientific Corp.:
4.50%, 1/15/2015	3,340,000	3,528,551
5.45%, 6/15/2014	996,000	1,048,391
6.25%, 11/15/2015	1,000,000	1,119,024
C.R. Bard, Inc. 2.88%, 1/15/2016	475,000	499,750
CareFusion Corp. 5.13%, 8/1/2014	1,002,000	1,056,645
Covidien International Finance SA:
1.35%, 5/29/2015	2,000,000	2,019,371
2.80%, 6/15/2015	1,250,000	1,299,889
Hospira, Inc. 5.90%, 6/15/2014	2,600,000	2,747,504
Medtronic, Inc.:
2.63%, 3/15/2016	100,000	104,315
3.00%, 3/15/2015	4,860,000	5,086,774
4.75%, 9/15/2015	350,000	384,032
St Jude Medical, Inc.:
2.50%, 1/15/2016	60,000	61,955
3.75%, 7/15/2014	2,327,000	2,419,534
Stryker Corp. 3.00%, 1/15/2015	1,510,000	1,571,450
Zimmer Holdings, Inc. 1.40%, 11/30/2014	700,000	706,388

		24,728,324

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

HEALTH CARE PROVIDERS & SERVICES — 1.2%
AmerisourceBergen Corp. 5.88%, 9/15/2015	$1,416,000	$1,581,323
Cardinal Health, Inc. 4.00%, 6/15/2015	1,425,000	1,515,870
Coventry Health Care, Inc. 6.30%, 8/15/2014	1,350,000	1,444,434
Howard Hughes Medical Institute 3.45%, 9/1/2014	1,490,000	1,553,129
Laboratory Corp. of America Holdings 5.63%, 12/15/2015	1,000,000	1,117,536
Quest Diagnostics, Inc. 5.45%, 11/1/2015	900,000	988,623
UnitedHealth Group, Inc.:
0.85%, 10/15/2015	715,000	718,120
4.88%, 3/15/2015	1,775,000	1,918,809
5.00%, 8/15/2014	2,350,000	2,491,201
5.38%, 3/15/2016	2,500,000	2,815,688
WellPoint, Inc.:
1.25%, 9/10/2015	2,000,000	2,014,622
5.00%, 12/15/2014	1,900,000	2,036,695
5.25%, 1/15/2016	3,150,000	3,507,441

		23,703,491

HOTELS, RESTAURANTS & LEISURE — 0.2%
Carnival Corp. 1.20%, 2/5/2016	1,500,000	1,499,733
Marriott International, Inc. 5.81%, 11/10/2015	500,000	551,578
Starwood Hotels & Resorts Worldwide, Inc. 7.38%, 11/15/2015	745,000	859,275
Yum! Brands, Inc. 4.25%, 9/15/2015	861,000	924,432

		3,835,018

HOUSEHOLD DURABLES — 0.4%
MDC Holdings, Inc. 5.38%, 7/1/2015 (a)	2,000,000	2,150,000
Mohawk Industries, Inc. 6.38%, 1/15/2016	2,250,000	2,532,375
Newell Rubbermaid, Inc. 2.00%, 6/15/2015	1,000,000	1,016,339
Whirlpool Corp. 8.60%, 5/1/2014	1,658,000	1,793,481

		7,492,195

HOUSEHOLD PRODUCTS — 0.8%
Colgate-Palmolive Co.:
0.60%, 11/15/2014	500,000	501,240
1.25%, 5/1/2014	1,350,000	1,363,179
Fortune Brands, Inc. 6.38%, 6/15/2014	1,162,000	1,237,417
The Clorox Co.:
3.55%, 11/1/2015	500,000	530,503
5.00%, 1/15/2015	1,250,000	1,337,340
The Procter & Gamble Co.:
0.70%, 8/15/2014	3,600,000	3,618,402
1.80%, 11/15/2015	2,750,000	2,835,990
3.50%, 2/15/2015	2,000,000	2,109,877
4.95%, 8/15/2014	1,850,000	1,967,013

		15,500,961

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
Constellation Energy Group, Inc. 4.55%, 6/15/2015	1,850,000	1,986,723
TransAlta Corp. 4.75%, 1/15/2015	2,016,000	2,125,807

		4,112,530

INDUSTRIAL CONGLOMERATES — 0.6%
Cooper US, Inc.:
2.38%, 1/15/2016	750,000	775,427
5.45%, 4/1/2015	500,000	543,987
Eaton Corp. 0.95%, 11/2/2015 (b)	2,000,000	2,004,269
General Electric Co. 0.85%, 10/9/2015	5,500,000	5,516,969
Pentair Finance SA 1.35%, 12/1/2015 (b)	1,000,000	1,002,706
Tyco Electronics Group SA 1.60%, 2/3/2015	695,000	703,005
Tyco International Finance SA 3.38%, 10/15/2015	845,000	890,900

		11,437,263

INSURANCE — 3.3%
ACE INA Holdings, Inc.:
2.60%, 11/23/2015	2,605,000	2,729,797
5.60%, 5/15/2015	1,600,000	1,763,194
5.88%, 6/15/2014	715,000	759,814
Aegon NV 4.63%, 12/1/2015	1,540,000	1,676,030
Aflac, Inc. 3.45%, 8/15/2015	1,000,000	1,061,015
American International Group, Inc.:
2.38%, 8/24/2015	1,000,000	1,024,180
3.00%, 3/20/2015	2,050,000	2,125,009
4.25%, 9/15/2014	4,400,000	4,609,622
5.05%, 10/1/2015	2,500,000	2,736,593
Berkshire Hathaway Finance Corp.:
2.45%, 12/15/2015	500,000	524,147
4.85%, 1/15/2015	2,944,000	3,169,219
5.10%, 7/15/2014	1,125,000	1,193,408
Berkshire Hathaway, Inc.:
0.80%, 2/11/2016	1,000,000	1,002,649
3.20%, 2/11/2015	6,250,000	6,560,245
CNA Financial Corp. 5.85%, 12/15/2014	1,500,000	1,612,964
Everest Reinsurance Holdings, Inc. 5.40%, 10/15/2014	100,000	105,602
Genworth Financial, Inc.:
4.95%, 10/1/2015 (a)	847,000	902,055
5.75%, 6/15/2014	1,600,000	1,682,400
Hartford Financial Services Group, Inc. 4.00%, 3/30/2015	920,000	974,511
Lincoln National Corp. 4.30%, 6/15/2015	35,000	37,516
Marsh & McLennan Cos., Inc.:
5.38%, 7/15/2014	850,000	899,229
5.75%, 9/15/2015	1,500,000	1,667,111
MetLife, Inc.:
5.00%, 6/15/2015	3,200,000	3,489,790

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

5.50%, 6/15/2014	$750,000	$794,575
Principal Life Income Funding Trusts:
5.10%, 4/15/2014	1,500,000	1,569,858
5.55%, 4/27/2015	500,000	548,532
Prudential Financial, Inc.:
3.00%, 5/12/2016	200,000	211,560
3.88%, 1/14/2015	3,080,000	3,241,040
4.75%, 4/1/2014	1,670,000	1,737,345
4.75%, 9/17/2015	3,740,000	4,078,541
5.10%, 9/20/2014	1,858,000	1,971,758
Reinsurance Group of America, Inc. 6.75%, 12/15/2065	1,000,000	1,025,000
The Allstate Corp.:
5.00%, 8/15/2014	2,490,000	2,634,310
6.20%, 5/16/2014	700,000	743,090
The Travelers Cos., Inc. 5.50%, 12/1/2015	1,130,000	1,266,761
Transatlantic Holdings, Inc. 5.75%, 12/14/2015	865,000	958,437
Willis Group Holdings PLC 4.13%, 3/15/2016	500,000	530,249
Willis North America, Inc. 5.63%, 7/15/2015	1,750,000	1,899,539
XL Group PLC 5.25%, 9/15/2014	1,600,000	1,689,717

		67,206,412

INTERNET SOFTWARE & SERVICES — 0.3%
Amazon.com, Inc. 0.65%, 11/27/2015	2,700,000	2,694,587
eBay, Inc.:
0.70%, 7/15/2015	1,288,000	1,290,737
1.63%, 10/15/2015	525,000	537,917
Google, Inc.:
1.25%, 5/19/2014	2,125,000	2,147,426
2.13%, 5/19/2016	200,000	208,587

		6,879,254

IT SERVICES — 0.2%
International Business Machines Corp. 0.55%, 2/6/2015	3,350,000	3,355,148

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc. 6.13%, 5/15/2014	1,350,000	1,428,625

LIFE SCIENCES TOOLS & SERVICES — 0.3%
Thermo Fisher Scientific, Inc.:
3.20%, 5/1/2015	2,000,000	2,091,063
3.20%, 3/1/2016	2,500,000	2,649,068
3.25%, 11/20/2014	500,000	520,066
5.00%, 6/1/2015	500,000	543,360

		5,803,557

MACHINERY — 0.8%
Caterpillar, Inc.:
0.95%, 6/26/2015	3,000,000	3,023,528
1.38%, 5/27/2014	3,560,000	3,598,884
Danaher Corp. 1.30%, 6/23/2014	1,355,000	1,368,310
Deere & Co. 6.95%, 4/25/2014	160,000	171,150
Harsco Corp. 2.70%, 10/15/2015	1,750,000	1,767,317
Illinois Tool Works, Inc. 5.15%, 4/1/2014	3,500,000	3,656,868
Ingersoll-Rand Global Holding Co., Ltd. 9.50%, 4/15/2014	2,520,000	2,739,526

		16,325,583

MEDIA — 3.3%
Comcast Corp.:
5.85%, 11/15/2015	2,000,000	2,252,277
5.90%, 3/15/2016	3,800,000	4,352,154
6.50%, 1/15/2015	3,800,000	4,189,906
Cox Communications, Inc.:
5.45%, 12/15/2014	1,280,000	1,383,885
5.50%, 10/1/2015	500,000	556,780
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.13%, 2/15/2016	2,000,000	2,098,145
3.50%, 3/1/2016	4,500,000	4,777,583
3.55%, 3/15/2015	2,250,000	2,355,621
4.75%, 10/1/2014	4,403,000	4,651,855
Discovery Communications LLC 3.70%, 6/1/2015	2,500,000	2,647,270
NBCUniversal Media LLC:
2.10%, 4/1/2014	2,625,000	2,665,617
3.65%, 4/30/2015	3,000,000	3,180,775
News America, Inc. 5.30%, 12/15/2014	3,312,000	3,567,086
TCI Communications, Inc. 8.75%, 8/1/2015	715,000	842,169
The Interpublic Group of Cos., Inc. 6.25%, 11/15/2014	500,000	540,000
The Walt Disney Co.:
0.45%, 12/1/2015	1,233,000	1,229,859
0.88%, 12/1/2014	5,150,000	5,184,039
1.35%, 8/16/2016	200,000	203,815
Thomson Reuters Corp. 5.70%, 10/1/2014	1,915,000	2,051,758
Time Warner Cable, Inc.:
3.50%, 2/1/2015	1,000,000	1,047,230
7.50%, 4/1/2014	2,838,000	3,027,713
Time Warner, Inc. 3.15%, 7/15/2015	3,500,000	3,682,364
Viacom, Inc.:
1.25%, 2/27/2015	2,100,000	2,112,011
4.25%, 9/15/2015	500,000	539,745
4.38%, 9/15/2014	2,150,000	2,261,119
WPP Finance UK:
5.88%, 6/15/2014	750,000	791,859
8.00%, 9/15/2014	3,100,000	3,391,548

		65,584,183

METALS & MINING — 1.9%
Barrick Gold Corp. 1.75%, 5/30/2014	2,650,000	2,680,756
Barrick Gold Finance Co. 4.88%, 11/15/2014	700,000	745,333
BHP Billiton Finance USA, Ltd.:
1.00%, 2/24/2015	3,500,000	3,532,580
1.13%, 11/21/2014	2,875,000	2,905,878
5.25%, 12/15/2015	1,500,000	1,682,742
5.50%, 4/1/2014	5,750,000	6,039,616

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Freeport-McMoRan Copper & Gold, Inc. 1.40%, 2/13/2015	$800,000	$805,214
Rio Tinto Alcan, Inc. 5.00%, 6/1/2015	500,000	544,489
Rio Tinto Finance USA PLC 1.13%, 3/20/2015	2,500,000	2,515,045
Rio Tinto Finance USA, Ltd.:
1.88%, 11/2/2015	500,000	512,739
8.95%, 5/1/2014	7,950,000	8,647,735
Teck Resources, Ltd. 5.38%, 10/1/2015	1,500,000	1,650,021
Vale Canada, Ltd. 5.70%, 10/15/2015	975,000	1,071,595
Vale Overseas, Ltd. 6.25%, 1/11/2016	2,500,000	2,785,158
Xstrata Canada Corp.:
5.38%, 6/1/2015	1,150,000	1,246,520
6.00%, 10/15/2015	650,000	720,938

		38,086,359

MULTI-UTILITIES — 0.2%
Alliant Energy Corp. 4.00%, 10/15/2014	1,075,000	1,123,005
Ameren Corp. 8.88%, 5/15/2014	1,300,000	1,404,023
DTE Energy Co. 7.63%, 5/15/2014	1,310,000	1,408,954
MidAmerican Energy Co. 4.65%, 10/1/2014	866,000	919,555

		4,855,537

MULTILINE RETAIL — 0.2%
Macy’s Retail Holdings, Inc.:
5.75%, 7/15/2014	619,000	657,405
7.88%, 7/15/2015	1,500,000	1,725,483
Nordstrom, Inc. 6.75%, 6/1/2014	1,542,000	1,651,198

		4,034,086

OFFICE ELECTRONICS — 0.4%
Xerox Corp.:
4.25%, 2/15/2015	4,600,000	4,828,567
8.25%, 5/15/2014	2,375,000	2,562,535

		7,391,102

OIL, GAS & CONSUMABLE FUELS — 5.6%
Anadarko Petroleum Corp. 5.75%, 6/15/2014	775,000	819,026
Apache Finance Canada Corp. 4.38%, 5/15/2015	1,941,000	2,086,872
BP Capital Markets PLC:
0.70%, 11/6/2015	1,650,000	1,645,921
1.70%, 12/5/2014	3,350,000	3,409,927
Buckeye Partners LP 5.30%, 10/15/2014	750,000	792,880
Cameron International Corp. 1.60%, 4/30/2015	480,000	484,196
Canadian Natural Resources, Ltd.:
1.45%, 11/14/2014	2,150,000	2,171,868
4.90%, 12/1/2014	950,000	1,013,261
Cenovus Energy, Inc. 4.50%, 9/15/2014	2,500,000	2,631,851
Colorado Interstate Gas Co. LLC 6.80%, 11/15/2015	1,000,000	1,151,240
ConocoPhillips 4.60%, 1/15/2015	4,850,000	5,193,163
Consolidated Natural Gas Co. 5.00%, 12/1/2014	1,335,000	1,430,026
DCP Midstream Operating LP 3.25%, 10/1/2015	565,000	584,570
Diamond Offshore Drilling, Inc. 5.15%, 9/1/2014	125,000	132,925
El Paso Pipeline Partners Operating Co. LLC 4.10%, 11/15/2015	430,000	460,978
Enbridge, Inc. 5.80%, 6/15/2014	2,985,000	3,163,804
EnCana Holdings Finance Corp. 5.80%, 5/1/2014	3,050,000	3,209,151
Energy Transfer Partners LP:
5.95%, 2/1/2015	1,100,000	1,192,424
8.50%, 4/15/2014	2,031,000	2,185,891
Ensco PLC 3.25%, 3/15/2016	3,000,000	3,183,782
Enterprise Products Operating LLC:
1.25%, 8/13/2015	2,319,000	2,340,338
3.20%, 2/1/2016	2,323,000	2,464,977
3.70%, 6/1/2015	1,000,000	1,060,018
Series I 5.00%, 3/1/2015	500,000	538,901
Series G 5.60%, 10/15/2014	2,700,000	2,904,468
EOG Resources, Inc.:
2.50%, 2/1/2016	1,000,000	1,043,044
2.95%, 6/1/2015	1,000,000	1,047,269
Husky Energy, Inc. 5.90%, 6/15/2014	2,640,000	2,798,989
Kinder Morgan Energy Partners LP:
3.50%, 3/1/2016	500,000	534,255
5.13%, 11/15/2014	1,300,000	1,390,947
5.63%, 2/15/2015	1,067,000	1,161,499
Magellan Midstream Partners LP 6.45%, 6/1/2014	250,000	266,074
Marathon Oil Corp. 0.90%, 11/1/2015	2,800,000	2,796,694
Marathon Petroleum Corp. 3.50%, 3/1/2016	500,000	534,404
Noble Holding International, Ltd. 3.45%, 8/1/2015	1,093,000	1,144,341
Occidental Petroleum Corp. 2.50%, 2/1/2016	2,000,000	2,106,228
ONEOK Partners LP 3.25%, 2/1/2016	2,417,000	2,552,774
ONEOK, Inc. 5.20%, 6/15/2015	1,125,000	1,222,733
PC Financial Partnership 5.00%, 11/15/2014	1,876,000	2,000,633
Petrohawk Energy Corp. 10.50%, 8/1/2014	500,000	529,375
Phillips 66 1.95%, 3/5/2015	2,150,000	2,199,019
Plains All American Pipeline LP/PAA Finance Corp. 3.95%, 9/15/2015	1,750,000	1,881,714

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Shell International Finance BV:
0.63%, 12/4/2015	$2,000,000	$2,005,234
3.10%, 6/28/2015	5,000,000	5,278,313
3.25%, 9/22/2015	3,000,000	3,191,475
Spectra Energy Capital LLC 5.67%, 8/15/2014	1,700,000	1,806,742
Talisman Energy, Inc. 5.13%, 5/15/2015	1,000,000	1,072,891
Total Capital International SA 0.75%, 1/25/2016	1,950,000	1,952,372
Total Capital SA:
2.30%, 3/15/2016	3,629,000	3,776,168
3.00%, 6/24/2015	3,450,000	3,621,654
3.13%, 10/2/2015	3,500,000	3,701,569
TransCanada PipeLines, Ltd.:
0.75%, 1/15/2016	1,900,000	1,894,966
0.88%, 3/2/2015	1,850,000	1,854,526
3.40%, 6/1/2015	1,271,000	1,340,528
4.88%, 1/15/2015	1,000,000	1,073,220
Transocean, Inc. 4.95%, 11/15/2015	3,000,000	3,249,257
Valero Energy Corp. 4.50%, 2/1/2015	1,850,000	1,970,937
Williams Partners LP 3.80%, 2/15/2015	2,750,000	2,897,901

		112,150,203

PAPER & FOREST PRODUCTS — 0.2%
Celulosa Arauco y Constitucion SA 5.63%, 4/20/2015	500,000	537,475
Georgia-Pacific LLC 7.70%, 6/15/2015	750,000	854,957
International Paper Co.:
5.30%, 4/1/2015	1,000,000	1,072,619
7.40%, 6/15/2014	750,000	805,504

		3,270,555

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc. 2.38%, 3/15/2016	525,000	532,794
The Procter & Gamble Co.:
3.15%, 9/1/2015	2,000,000	2,120,865
4.85%, 12/15/2015	2,000,000	2,225,109

		4,878,768

PHARMACEUTICALS — 3.6%
AbbVie, Inc. 1.20%, 11/6/2015 (b)	12,000,000	12,087,148
AstraZeneca PLC 5.40%, 6/1/2014	2,050,000	2,166,781
Express Scripts Holding Co.:
2.10%, 2/12/2015	2,500,000	2,554,552
2.75%, 11/21/2014	3,500,000	3,605,297
3.13%, 5/15/2016	800,000	846,383
GlaxoSmithKline Capital PLC 0.75%, 5/8/2015	2,500,000	2,510,106
GlaxoSmithKline Capital, Inc.:
0.70%, 3/18/2016	4,100,000	4,102,849
4.38%, 4/15/2014	4,375,000	4,555,280
Johnson & Johnson 1.20%, 5/15/2014	2,275,000	2,298,015
McKesson Corp.:
0.95%, 12/4/2015	1,000,000	1,003,263
3.25%, 3/1/2016	1,000,000	1,065,816
Medco Health Solutions, Inc. 2.75%, 9/15/2015	480,000	499,773
Merck & Co., Inc. 2.25%, 1/15/2016	2,500,000	2,611,335
Merck Sharp & Dohme Corp.:
4.00%, 6/30/2015	2,000,000	2,154,987
4.75%, 3/1/2015	4,000,000	4,324,153
Novartis Capital Corp. 2.90%, 4/24/2015	5,700,000	5,976,154
Pfizer, Inc. 5.35%, 3/15/2015	7,850,000	8,561,515
Sanofi 1.20%, 9/30/2014	2,525,000	2,552,608
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC 3.00%, 6/15/2015	2,750,000	2,883,448
Watson Pharmaceuticals, Inc. 5.00%, 8/15/2014	1,500,000	1,580,571
Wyeth LLC 5.50%, 2/15/2016	3,000,000	3,405,399
Zoetis, Inc. 1.15%, 2/1/2016 (b)	900,000	904,860

		72,250,293

PROFESSIONAL SERVICES — 0.1%
The Dun & Bradstreet Corp. 2.88%, 11/15/2015	1,000,000	1,030,094

REAL ESTATE INVESTMENT TRUSTS — 1.2%
Boston Properties LP 5.63%, 4/15/2015	1,250,000	1,366,484
Digital Realty Trust LP 4.50%, 7/15/2015	1,000,000	1,068,488
Duke Realty LP:
5.40%, 8/15/2014	200,000	211,265
7.38%, 2/15/2015	1,000,000	1,109,095
ERP Operating LP:
5.13%, 3/15/2016	500,000	556,719
5.25%, 9/15/2014	500,000	532,537
6.58%, 4/13/2015	2,000,000	2,222,235
HCP, Inc. 3.75%, 2/1/2016	1,500,000	1,603,780
Health Care REIT, Inc. 5.88%, 5/15/2015	2,000,000	2,182,220
Hospitality Properties Trust 7.88%, 8/15/2014	1,350,000	1,421,266
Kilroy Realty LP 5.00%, 11/3/2015	1,000,000	1,084,643
Liberty Property LP 5.13%, 3/2/2015	775,000	830,308
ProLogis LP 7.63%, 8/15/2014	650,000	706,222
Simon Property Group LP:
4.20%, 2/1/2015	1,600,000	1,686,819
5.10%, 6/15/2015	2,360,000	2,581,590
5.75%, 12/1/2015	1,150,000	1,283,300
6.75%, 5/15/2014	1,000,000	1,052,554

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

UDR, Inc. 5.25%, 1/15/2015	$425,000	$452,657
Ventas Realty LP/Ventas Capital Corp. 3.13%, 11/30/2015	560,000	588,229
Vornado Realty LP 4.25%, 4/1/2015	2,300,000	2,409,040

		24,949,451

ROAD & RAIL — 0.4%
Burlington Northern Santa Fe LLC 4.88%, 1/15/2015	1,125,000	1,206,327
CSX Corp. 6.25%, 4/1/2015	3,210,000	3,549,890
Norfolk Southern Corp.:
5.26%, 9/17/2014	2,100,000	2,240,573
5.75%, 1/15/2016	1,500,000	1,695,178

		8,691,968

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%
Analog Devices, Inc.:
3.00%, 4/15/2016	500,000	531,308
5.00%, 7/1/2014	853,000	898,601
Broadcom Corp. 2.38%, 11/1/2015	1,250,000	1,301,989
Texas Instruments, Inc.:
0.45%, 8/3/2015	3,400,000	3,384,528
1.38%, 5/15/2014	2,446,000	2,474,155

		8,590,581

SOFTWARE — 1.5%
Adobe Systems, Inc. 3.25%, 2/1/2015	3,000,000	3,125,291
CA, Inc. 6.13%, 12/1/2014	1,000,000	1,081,071
Fiserv, Inc. 3.13%, 10/1/2015	1,000,000	1,049,894
Microsoft Corp.:
1.63%, 9/25/2015	5,700,000	5,862,874
2.50%, 2/8/2016	2,000,000	2,092,442
2.95%, 6/1/2014	4,900,000	5,050,150
Oracle Corp.:
3.75%, 7/8/2014	3,838,000	3,999,306
5.25%, 1/15/2016	6,050,000	6,793,439
Symantec Corp. 2.75%, 9/15/2015	1,000,000	1,033,789

		30,088,256

SPECIALTY RETAIL — 1.2%
AutoZone, Inc.:
5.50%, 11/15/2015	2,000,000	2,224,267
5.75%, 1/15/2015	1,500,000	1,626,930
Costco Wholesale Corp. 0.65%, 12/7/2015	4,250,000	4,258,322
Lowe’s Cos., Inc. 5.00%, 10/15/2015	1,000,000	1,108,116
McDonald’s Corp. 0.75%, 5/29/2015	1,000,000	1,004,799
The Home Depot, Inc. 5.40%, 3/1/2016	9,050,000	10,245,960
Wal-Mart Stores, Inc. 1.50%, 10/25/2015	3,250,000	3,328,887

		23,797,281

THRIFTS & MORTGAGE FINANCE — 0.1%
Santander Holdings USA, Inc. 3.00%, 9/24/2015	1,760,000	1,798,254

TOBACCO — 0.3%
Altria Group, Inc. 4.13%, 9/11/2015	3,600,000	3,880,397
Reynolds American, Inc. 1.05%, 10/30/2015	1,933,000	1,932,686

		5,813,083

TRADING COMPANIES & DISTRIBUTORS — 0.1%
GATX Corp. 8.75%, 5/15/2014	1,250,000	1,357,129

WIRELESS TELECOMMUNICATION SERVICES — 3.1%
America Movil SAB de CV:
3.63%, 3/30/2015	1,500,000	1,569,864
5.75%, 1/15/2015	3,000,000	3,240,455
American Tower Corp. 4.63%, 4/1/2015	1,075,000	1,145,203
BellSouth Corp. 5.20%, 9/15/2014	2,249,000	2,396,443
Deutsche Telekom International Finance BV:
4.88%, 7/8/2014	1,670,000	1,754,750
5.75%, 3/23/2016	3,500,000	3,940,739
France Telecom SA:
2.13%, 9/16/2015	4,500,000	4,611,965
4.38%, 7/8/2014	2,025,000	2,112,380
Rogers Communications, Inc. 7.50%, 3/15/2015	1,473,000	1,654,685
Telecom Italia Capital SA:
4.95%, 9/30/2014	5,900,000	6,113,875
5.25%, 10/1/2015 (a)	3,000,000	3,150,000
6.18%, 6/18/2014	2,000,000	2,090,000
Telefonica Emisiones SAU:
3.73%, 4/27/2015	1,750,000	1,802,500
3.99%, 2/16/2016	3,347,000	3,464,145
4.95%, 1/15/2015	3,375,000	3,526,875
6.42%, 6/20/2016	300,000	331,500
Telefonos de Mexico SAB de CV 5.50%, 1/27/2015	1,300,000	1,399,177
Vodafone Group PLC:
0.90%, 2/19/2016	2,600,000	2,592,899
2.88%, 3/16/2016	3,300,000	3,474,347
3.38%, 11/24/2015	1,000,000	1,066,050
4.15%, 6/10/2014	8,088,000	8,413,920
5.00%, 9/15/2015	2,000,000	2,198,885
5.38%, 1/30/2015	500,000	541,038

		62,591,695

TOTAL CORPORATE BONDS & NOTES —
(Cost $1,962,212,870)		1,973,733,192

SPDR Barclays Short Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value
SHORT TERM INVESTMENT — 1.3%
MONEY MARKET FUND — 1.3%
State Street Institutional Liquid Reserves Fund 0.13% (c)(d)(e) (Cost $24,940,971)	24,940,971	$24,940,971

TOTAL INVESTMENTS — 99.7% (f)
(Cost $1,987,153,841)		1,998,674,163
OTHER ASSETS & LIABILITIES — 0.3%		6,780,150

NET ASSETS — 100.0%		$2,005,454,313

(a)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. (See accompanying Notes to Schedules of Investments)
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.8% of net assets as of March 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedule of Investments.)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 96.9%
AEROSPACE & DEFENSE — 1.6%
Embraer SA 5.15%, 6/15/2022 (a)	$250,000	$273,125
General Dynamics Corp.:
1.00%, 11/15/2017	150,000	148,831
2.25%, 7/15/2016	500,000	522,549
Honeywell International, Inc. 5.00%, 2/15/2019	440,000	522,064
L-3 Communications Corp.:
3.95%, 11/15/2016	50,000	53,924
4.75%, 7/15/2020	250,000	275,013
Lockheed Martin Corp.:
3.35%, 9/15/2021	150,000	156,869
4.25%, 11/15/2019	145,000	162,617
Northrop Grumman Corp. 1.85%, 11/15/2015	250,000	255,509
Precision Castparts Corp.:
1.25%, 1/15/2018	250,000	249,839
2.50%, 1/15/2023	300,000	295,127
Raytheon Co. 3.13%, 10/15/2020	600,000	634,956
Textron, Inc. 4.63%, 9/21/2016	100,000	107,868
The Boeing Co.:
3.50%, 2/15/2015	500,000	527,469
4.88%, 2/15/2020	375,000	443,382
United Technologies Corp.:
1.20%, 6/1/2015	310,000	314,695
1.80%, 6/1/2017	633,000	652,205
3.10%, 6/1/2022	500,000	522,782
4.50%, 4/15/2020 (a)	250,000	288,901
5.38%, 12/15/2017	320,000	380,073

		6,787,798

AIR FREIGHT & LOGISTICS — 0.3%
FedEx Corp. 8.00%, 1/15/2019	150,000	194,633
United Parcel Service of America, Inc. 8.38%, 4/1/2020	100,000	137,828
United Parcel Service, Inc.:
2.45%, 10/1/2022	250,000	247,706
3.13%, 1/15/2021	250,000	265,370
5.13%, 4/1/2019	250,000	299,375

		1,144,912

AIRLINES — 0.2%
American Airlines 2011-2 Pass Through Trust, Class A 8.63%, 4/15/2023	376,053	393,915
Delta Air Lines 2010-2 Pass Through Trust, Class A 4.95%, 11/23/2020	130,400	142,462
Delta Air Lines 2012-1 Pass Through Trust, Class A 4.75%, 5/7/2020	200,000	217,250
United Air Lines, Inc. Pass Through Trust, Class A 9.75%, 7/15/2018	185,618	215,316

		968,943

AUTO COMPONENTS — 0.1%
Johnson Controls, Inc.:
4.25%, 3/1/2021	250,000	273,541
5.00%, 3/30/2020	150,000	170,741

		444,282

AUTOMOBILES — 0.0% (b)
PACCAR Financial Corp. 1.55%, 9/29/2014	150,000	152,350

BEVERAGES — 3.0%
Anheuser-Busch InBev Finance, Inc.:
0.80%, 1/15/2016	500,000	501,291
2.63%, 1/17/2023 (a)	250,000	246,704
Anheuser-Busch InBev Worldwide, Inc.:
0.80%, 7/15/2015	150,000	150,284
1.38%, 7/15/2017	738,000	744,501
1.50%, 7/14/2014	100,000	101,169
2.50%, 7/15/2022	500,000	490,230
2.88%, 2/15/2016	45,000	47,651
3.63%, 4/15/2015	300,000	317,693
4.13%, 1/15/2015	195,000	206,864
5.38%, 1/15/2020	615,000	740,096
7.75%, 1/15/2019	700,000	919,238
Coca-Cola Enterprises, Inc. 3.50%, 9/15/2020	150,000	158,475
Diageo Capital PLC:
4.83%, 7/15/2020	250,000	290,552
5.75%, 10/23/2017	575,000	683,634
Diageo Finance BV 3.25%, 1/15/2015	390,000	407,886
Dr. Pepper Snapple Group, Inc.:
2.00%, 1/15/2020 (a)	44,000	43,421
2.60%, 1/15/2019	200,000	207,373
3.20%, 11/15/2021	200,000	208,067
6.82%, 5/1/2018	400,000	501,904
PepsiCo, Inc.:
0.70%, 8/13/2015	450,000	450,566
1.25%, 8/13/2017 (a)	500,000	500,980
2.50%, 5/10/2016	1,250,000	1,313,673
2.75%, 3/1/2023 (a)	150,000	150,524
3.00%, 8/25/2021	320,000	334,289
3.10%, 1/15/2015	160,000	167,409
3.13%, 11/1/2020	250,000	266,799
5.00%, 6/1/2018	285,000	334,349
The Coca-Cola Co.:
0.75%, 3/13/2015 (a)	100,000	100,492
1.50%, 11/15/2015	500,000	511,079
1.65%, 3/14/2018	250,000	255,591
1.80%, 9/1/2016	200,000	206,753
3.15%, 11/15/2020	270,000	291,659
3.30%, 9/1/2021	300,000	324,280

		12,175,476

BIOTECHNOLOGY — 0.9%
Amgen, Inc.:
2.13%, 5/15/2017	350,000	361,640
2.30%, 6/15/2016	600,000	625,002
3.63%, 5/15/2022	350,000	374,277
4.10%, 6/15/2021	350,000	388,301
5.70%, 2/1/2019	250,000	297,592
5.85%, 6/1/2017	100,000	117,931
6.15%, 6/1/2018	350,000	421,834

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Biogen Idec, Inc. 6.88%, 3/1/2018	$150,000	$183,653
Celgene Corp.:
1.90%, 8/15/2017	350,000	355,102
3.25%, 8/15/2022	100,000	100,727
Genentech, Inc. 4.75%, 7/15/2015	150,000	163,531
Gilead Sciences, Inc. 4.50%, 4/1/2021	375,000	423,063

		3,812,653

BUILDING MATERIALS — 0.1%
CRH America, Inc. 6.00%, 9/30/2016	359,000	406,540

BUILDING PRODUCTS — 0.0% (b)
Owens Corning 9.00%, 6/15/2019	45,000	56,930

CAPITAL MARKETS — 6.1%
Ameriprise Financial, Inc. 5.30%, 3/15/2020	150,000	178,140
BlackRock, Inc.:
3.38%, 6/1/2022	350,000	368,206
5.00%, 12/10/2019	356,000	421,255
HSBC Finance Capital Trust IX 5.91%, 11/30/2035 (a)(c)	200,000	201,000
HSBC USA, Inc. 1.63%, 1/16/2018	100,000	99,867
Jefferies Group, Inc. 5.13%, 4/13/2018 (a)	350,000	383,582
Morgan Stanley:
2.88%, 7/28/2014	40,000	40,880
3.45%, 11/2/2015	1,500,000	1,566,268
3.75%, 2/25/2023	250,000	250,827
3.80%, 4/29/2016	1,750,000	1,853,979
4.75%, 4/1/2014	1,245,000	1,285,058
5.50%, 1/26/2020	250,000	287,287
5.50%, 7/28/2021	450,000	514,158
5.55%, 4/27/2017	500,000	562,738
5.63%, 9/23/2019	1,235,000	1,424,269
5.75%, 1/25/2021	1,050,000	1,213,436
6.00%, 4/28/2015	150,000	163,427
7.30%, 5/13/2019	500,000	620,772
Northern Trust Corp.:
3.38%, 8/23/2021	150,000	159,770
3.45%, 11/4/2020	100,000	108,262
TD Ameritrade Holding Corp. 5.60%, 12/1/2019	145,000	174,079
The Bank of New York Mellon Corp.:
0.70%, 10/23/2015	120,000	119,859
1.97%, 6/20/2017	150,000	154,708
2.30%, 7/28/2016	70,000	73,188
3.10%, 1/15/2015	640,000	668,466
3.55%, 9/23/2021	375,000	404,374
4.15%, 2/1/2021 (a)	250,000	279,940
The Bear Stearns Cos. LLC:
4.65%, 7/2/2018	250,000	281,492
5.55%, 1/22/2017	500,000	564,687
7.25%, 2/1/2018	1,045,000	1,293,595
The Goldman Sachs Group, Inc.:
2.38%, 1/22/2018	350,000	354,315
3.63%, 2/7/2016 (a)	750,000	796,318
3.63%, 1/22/2023 (a)	250,000	250,310
3.70%, 8/1/2015	1,250,000	1,320,303
5.13%, 1/15/2015	500,000	534,194
5.25%, 7/27/2021	1,150,000	1,297,746
5.38%, 3/15/2020	400,000	454,945
5.63%, 1/15/2017	350,000	391,257
5.75%, 1/24/2022	400,000	464,126
5.95%, 1/18/2018	1,300,000	1,514,064
6.00%, 5/1/2014	910,000	959,951
6.00%, 6/15/2020	550,000	648,006
6.15%, 4/1/2018	60,000	70,685
7.50%, 2/15/2019	150,000	187,889

		24,961,678

CHEMICALS — 2.0%
Air Products & Chemicals, Inc.:
2.00%, 8/2/2016	55,000	56,843
4.38%, 8/21/2019	100,000	114,345
Airgas, Inc. 1.65%, 2/15/2018	250,000	249,842
CF Industries, Inc. 7.13%, 5/1/2020	350,000	432,950
E.I. du Pont de Nemours & Co.:
2.80%, 2/15/2023 (a)	350,000	353,937
3.25%, 1/15/2015	150,000	157,291
4.25%, 4/1/2021 (a)	50,000	57,011
4.63%, 1/15/2020	350,000	405,168
5.25%, 12/15/2016	250,000	288,787
6.00%, 7/15/2018	250,000	307,222
Eastman Chemical Co.:
3.00%, 12/15/2015	150,000	157,508
3.60%, 8/15/2022 (a)	350,000	364,726
Ecolab, Inc.:
1.00%, 8/9/2015	94,000	94,183
2.38%, 12/8/2014	250,000	256,596
4.35%, 12/8/2021	300,000	331,011
Lubrizol Corp. 8.88%, 2/1/2019	150,000	207,469
Methanex Corp. 3.25%, 12/15/2019	100,000	101,058
Monsanto Co.:
2.20%, 7/15/2022	150,000	147,274
2.75%, 4/15/2016	100,000	105,576
NewMarket Corp. 4.10%, 12/15/2022 (d)	50,000	50,883
Potash Corp. of Saskatchewan, Inc. 3.75%, 9/30/2015	360,000	384,114
PPG Industries, Inc.:
2.70%, 8/15/2022 (a)	250,000	244,520
6.65%, 3/15/2018	100,000	123,302
Praxair, Inc.:
2.20%, 8/15/2022	150,000	145,164
2.45%, 2/15/2022	250,000	248,279
3.25%, 9/15/2015	250,000	265,705
4.05%, 3/15/2021	100,000	111,505
The Dow Chemical Co.:
2.50%, 2/15/2016	350,000	364,054
3.00%, 11/15/2022 (a)	150,000	147,048
4.13%, 11/15/2021	500,000	537,178
4.25%, 11/15/2020	40,000	43,674
8.55%, 5/15/2019	560,000	751,056

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

The Mosaic Co. 3.75%, 11/15/2021	$150,000	$157,261
The Sherwin-Williams Co. 1.35%, 12/15/2017	250,000	250,183
Valspar Corp. 4.20%, 1/15/2022	50,000	54,453
Westlake Chemical Corp. 3.60%, 7/15/2022	29,000	29,381

		8,096,557

COMMERCIAL BANKS — 9.8%
Abbey National Treasury Services PLC 4.00%, 4/27/2016	250,000	264,699
Australia & New Zealand Banking Group, Ltd. 1.88%, 10/6/2017 (a)	250,000	255,136
Bank of Montreal:
2.50%, 1/11/2017	500,000	521,974
2.55%, 11/6/2022	250,000	244,574
Bank of Nova Scotia:
1.85%, 1/12/2015	500,000	510,636
2.55%, 1/12/2017	250,000	261,927
2.90%, 3/29/2016	250,000	263,551
3.40%, 1/22/2015	250,000	262,124
4.38%, 1/13/2021	450,000	511,392
Barclays Bank PLC:
5.00%, 9/22/2016	650,000	730,126
5.13%, 1/8/2020 (a)	500,000	574,222
5.14%, 10/14/2020 (a)	500,000	533,097
5.20%, 7/10/2014	355,000	374,461
BB&T Corp.:
2.05%, 4/28/2014	100,000	101,635
3.20%, 3/15/2016	250,000	265,138
3.95%, 4/29/2016	125,000	136,721
4.90%, 6/30/2017	250,000	280,416
5.25%, 11/1/2019	250,000	288,149
BB&T Corp., Series C 1.60%, 8/15/2017	150,000	151,220
BBVA US Senior SAU 3.25%, 5/16/2014	250,000	250,004
BNP Paribas:
2.38%, 9/14/2017	300,000	304,721
3.25%, 3/11/2015 (a)	550,000	570,456
3.60%, 2/23/2016	500,000	528,806
5.00%, 1/15/2021	250,000	282,460
Canadian Imperial Bank of Commerce/Canada:
0.90%, 10/1/2015	250,000	250,023
2.35%, 12/11/2015	250,000	259,652
Comerica Bank 5.20%, 8/22/2017	250,000	284,556
Commonwealth Bank of Australia/New York, NY:
1.90%, 9/18/2017 (a)	500,000	510,481
1.95%, 3/16/2015	250,000	255,347
Compass Bank 5.50%, 4/1/2020	250,000	260,159
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
2.13%, 10/13/2015	500,000	515,353
3.95%, 11/9/2022	250,000	249,805
4.50%, 1/11/2021	350,000	391,069
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Utrect:
3.38%, 1/19/2017	350,000	374,499
3.88%, 2/8/2022	100,000	105,485
Credit Suisse of New York, NY:
4.38%, 8/5/2020	400,000	451,187
5.30%, 8/13/2019	370,000	436,491
5.50%, 5/1/2014	800,000	840,504
6.00%, 2/15/2018	250,000	287,990
Deutsche Bank AG London:
3.45%, 3/30/2015 (a)	250,000	262,355
3.88%, 8/18/2014	670,000	698,260
6.00%, 9/1/2017	370,000	439,084
Fifth Third Bancorp:
3.50%, 3/15/2022	100,000	104,224
3.63%, 1/25/2016	150,000	160,232
4.50%, 6/1/2018	125,000	137,019
Fifth Third Bank 1.45%, 2/28/2018	250,000	249,955
First Tennessee Bank 5.65%, 4/1/2016	250,000	272,200
HSBC Bank USA NA 6.00%, 8/9/2017	250,000	288,078
HSBC Holdings PLC:
4.00%, 3/30/2022	400,000	429,396
4.88%, 1/14/2022	150,000	171,457
5.10%, 4/5/2021	775,000	901,551
HSBC USA, Inc. 2.38%, 2/13/2015	90,000	92,576
Huntington BancShares, Inc. 7.00%, 12/15/2020 (a)	25,000	30,845
Intesa Sanpaolo SpA:
3.13%, 1/15/2016	500,000	487,819
3.88%, 1/16/2018	200,000	192,122
JPMorgan Chase Bank NA 6.00%, 7/5/2017	650,000	758,458
KeyBank NA 4.95%, 9/15/2015	200,000	218,367
KeyCorp 5.10%, 3/24/2021	340,000	395,329
Lloyds TSB Bank PLC:
4.20%, 3/28/2017 (a)	650,000	714,999
6.38%, 1/21/2021	150,000	185,467
Manufacturers & Traders Trust Co. 5.63%, 12/1/2021 (c)	250,000	254,718
National Australia Bank/New York:
1.60%, 8/7/2015	100,000	101,609
2.75%, 3/9/2017 (a)	300,000	315,187
3.00%, 1/20/2023	300,000	295,987
National Bank of Canada 1.50%, 6/26/2015	500,000	506,665
PNC Funding Corp.:
2.70%, 9/19/2016	250,000	263,623
5.13%, 2/8/2020	360,000	421,404
5.25%, 11/15/2015	250,000	277,454
5.40%, 6/10/2014	350,000	369,931
5.63%, 2/1/2017	350,000	400,011
6.70%, 6/10/2019	250,000	317,203
Regions Financial Corp. 7.75%, 11/10/2014	350,000	383,250

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Royal Bank of Canada:
1.15%, 3/13/2015	$250,000	$252,193
1.45%, 10/30/2014	100,000	101,262
1.50%, 1/16/2018 (a)	500,000	502,220
2.30%, 7/20/2016	100,000	103,860
2.63%, 12/15/2015	250,000	261,730
Societe Generale SA 2.75%, 10/12/2017 (a)	150,000	154,168
Sumitomo Mitsui Banking Corp.:
1.50%, 1/18/2018 (a)	250,000	249,955
1.80%, 7/18/2017	250,000	253,801
3.00%, 1/18/2023	250,000	250,005
3.20%, 7/18/2022	250,000	251,809
SunTrust Banks, Inc.:
3.50%, 1/20/2017	150,000	159,878
3.60%, 4/15/2016	55,000	58,729
7.25%, 3/15/2018	150,000	186,545
Svenska Handelsbanken AB 3.13%, 7/12/2016 (a)	250,000	266,630
The Bank of New York Mellon Corp. 1.30%, 1/25/2018 (a)	500,000	499,907
The Toronto-Dominion Bank 2.38%, 10/19/2016	500,000	522,023
Union Bank NA 5.95%, 5/11/2016	255,000	290,563
US Bancorp:
3.15%, 3/4/2015	640,000	671,233
4.13%, 5/24/2021	650,000	723,691
4.20%, 5/15/2014	200,000	208,394
US Bank NA 4.80%, 4/15/2015	150,000	161,328
Wachovia Bank NA:
4.80%, 11/1/2014	168,000	178,424
6.00%, 11/15/2017	335,000	399,528
Wachovia Corp.:
5.63%, 10/15/2016	750,000	860,254
5.75%, 2/1/2018	750,000	892,127
Wells Fargo & Co.:
1.25%, 2/13/2015	400,000	404,472
1.50%, 7/1/2015	250,000	253,914
1.50%, 1/16/2018	100,000	99,844
2.63%, 12/15/2016	250,000	263,746
3.45%, 2/13/2023	1,250,000	1,261,502
3.63%, 4/15/2015	780,000	824,532
3.68%, 6/15/2016	500,000	540,360
5.63%, 12/11/2017	950,000	1,124,427
Westpac Banking Corp.:
0.95%, 1/12/2016	350,000	350,131
1.60%, 1/12/2018 (a)	350,000	351,869
2.00%, 8/14/2017 (a)	100,000	102,732
3.00%, 12/9/2015	500,000	527,605
4.20%, 2/27/2015	250,000	266,403
4.88%, 11/19/2019	300,000	350,204

		40,219,079

COMMERCIAL SERVICES & SUPPLIES — 0.6%
Cintas Corp.:
4.30%, 6/1/2021	250,000	275,673
6.13%, 12/1/2017	100,000	118,761
Pitney Bowes, Inc. 6.25%, 3/15/2019 (a)	135,000	149,418
Republic Services, Inc.:
3.55%, 6/1/2022	250,000	260,499
5.50%, 9/15/2019	305,000	361,555
The ADT Corp.:
2.25%, 7/15/2017 (d)	100,000	99,983
3.50%, 7/15/2022 (d)	100,000	99,530
The Western Union Co.:
5.25%, 4/1/2020	135,000	145,929
5.93%, 10/1/2016	150,000	165,253
Waste Management, Inc.:
4.60%, 3/1/2021	210,000	237,315
6.38%, 3/11/2015	200,000	220,868
7.38%, 3/11/2019	400,000	501,963

		2,636,747

COMMUNICATIONS EQUIPMENT — 0.5%
Cisco Systems, Inc.:
2.90%, 11/17/2014	150,000	156,087
3.15%, 3/14/2017 (a)	350,000	377,625
4.45%, 1/15/2020	250,000	285,973
4.95%, 2/15/2019	320,000	376,830
5.50%, 2/22/2016	300,000	340,534
Juniper Networks, Inc.:
3.10%, 3/15/2016	35,000	36,555
4.60%, 3/15/2021	100,000	106,795
Motorola Solutions, Inc. 3.75%, 5/15/2022	250,000	254,653
Telefonaktiebolaget LM Ericsson 4.13%, 5/15/2022 (a)	250,000	259,343

		2,194,395

COMPUTERS & PERIPHERALS — 1.4%
Computer Sciences Corp.:
4.45%, 9/15/2022	100,000	105,044
6.50%, 3/15/2018 (a)	150,000	171,527
Dell, Inc.:
5.65%, 4/15/2018 (a)	200,000	208,000
5.88%, 6/15/2019 (a)	165,000	171,600
Hewlett-Packard Co.:
2.60%, 9/15/2017 (a)	200,000	201,648
2.65%, 6/1/2016	250,000	254,910
3.00%, 9/15/2016	250,000	257,830
3.30%, 12/9/2016	350,000	363,483
3.75%, 12/1/2020	500,000	497,035
4.38%, 9/15/2021	350,000	355,326
4.75%, 6/2/2014	690,000	718,792
International Business Machines Corp.:
1.25%, 5/12/2014	655,000	661,721
1.88%, 8/1/2022	100,000	94,990
1.95%, 7/22/2016	350,000	363,274
2.00%, 1/5/2016 (a)	250,000	258,132
2.90%, 11/1/2021	500,000	515,771
7.63%, 10/15/2018	250,000	330,722
Lexmark International, Inc. 5.13%, 3/15/2020	100,000	102,171

		5,631,976

CONSTRUCTION & ENGINEERING — 0.2%
ABB Finance USA, Inc.:
1.63%, 5/8/2017	250,000	252,997
2.88%, 5/8/2022	100,000	101,165

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Fluor Corp. 3.38%, 9/15/2021	$250,000	$263,464
URS Corp. 5.25%, 4/1/2022 (d)	150,000	158,123

		775,749

CONSUMER FINANCE — 1.2%
Caterpillar Financial Services Corp.:
1.38%, 5/20/2014	280,000	283,007
1.63%, 6/1/2017 (a)	100,000	101,829
2.05%, 8/1/2016	500,000	518,733
7.15%, 2/15/2019	250,000	322,214
Discover Financial Services:
3.85%, 11/21/2022	350,000	359,665
5.20%, 4/27/2022	100,000	113,451
John Deere Capital Corp.:
1.20%, 10/10/2017	250,000	250,289
1.25%, 12/2/2014	500,000	505,838
1.70%, 1/15/2020	150,000	147,536
1.85%, 9/15/2016	250,000	258,008
2.80%, 9/18/2017	250,000	267,293
3.90%, 7/12/2021	150,000	166,095
SLM Corp.:
3.88%, 9/10/2015	250,000	260,000
6.00%, 1/25/2017	250,000	271,250
6.25%, 1/25/2016	150,000	163,500
8.00%, 3/25/2020	250,000	291,875
8.45%, 6/15/2018	505,000	598,425

		4,879,008

CONTAINERS & PACKAGING — 0.0% (b)
Bemis Co., Inc. 4.50%, 10/15/2021	150,000	162,292

DIVERSIFIED CONSUMER SERVICES — 0.1%
Stanford University 4.75%, 5/1/2019	250,000	297,008
Yale University 2.90%, 10/15/2014	229,000	237,608

		534,616

DIVERSIFIED FINANCIAL SERVICES — 15.3%
American Express Co.:
7.00%, 3/19/2018	300,000	374,871
7.25%, 5/20/2014	1,240,000	1,331,049
8.13%, 5/20/2019	305,000	410,189
American Express Credit Corp.:
2.75%, 9/15/2015	400,000	418,266
2.80%, 9/19/2016	950,000	1,006,241
Bank of America Corp.:
2.00%, 1/11/2018	350,000	348,354
3.30%, 1/11/2023	250,000	245,689
3.63%, 3/17/2016	1,000,000	1,058,145
3.75%, 7/12/2016	600,000	638,949
4.50%, 4/1/2015	755,000	800,751
5.00%, 5/13/2021	350,000	391,803
5.25%, 12/1/2015 (a)	1,000,000	1,074,601
5.38%, 6/15/2014	350,000	367,880
5.63%, 7/1/2020	1,000,000	1,165,637
5.65%, 5/1/2018	600,000	692,665
5.70%, 1/24/2022	250,000	292,228
5.75%, 12/1/2017	250,000	288,504
6.00%, 9/1/2017	500,000	579,456
6.50%, 8/1/2016	600,000	690,688
Bank of America NA 5.30%, 3/15/2017	500,000	560,347
Boeing Capital Corp.:
2.13%, 8/15/2016	100,000	103,940
2.90%, 8/15/2018	50,000	53,143
4.70%, 10/27/2019	250,000	289,643
BP Capital Markets PLC:
3.20%, 3/11/2016	650,000	691,656
3.88%, 3/10/2015	300,000	317,879
4.50%, 10/1/2020	450,000	514,197
Capital One Bank USA NA 8.80%, 7/15/2019	395,000	537,482
Capital One Financial Corp.:
2.15%, 3/23/2015	200,000	204,230
3.15%, 7/15/2016	60,000	63,809
6.15%, 9/1/2016	500,000	574,329
7.38%, 5/23/2014	185,000	198,613
Citigroup, Inc.:
1.25%, 1/15/2016	750,000	748,844
3.38%, 3/1/2023	105,000	105,663
4.50%, 1/14/2022 (a)	510,000	566,207
4.59%, 12/15/2015	1,100,000	1,189,793
4.75%, 5/19/2015	400,000	428,969
5.00%, 9/15/2014	500,000	528,106
5.38%, 8/9/2020 (a)	400,000	467,753
5.50%, 2/15/2017 (a)	1,115,000	1,246,269
5.85%, 8/2/2016	500,000	568,644
6.01%, 1/15/2015	350,000	379,077
6.13%, 11/21/2017	250,000	294,809
6.13%, 5/15/2018	250,000	297,231
6.38%, 8/12/2014	600,000	643,175
8.50%, 5/22/2019	815,000	1,086,078
Credit Suisse USA, Inc.:
4.88%, 1/15/2015	5,000	5,338
5.38%, 3/2/2016 (a)	300,000	333,479
5.85%, 8/16/2016	250,000	284,712
Ford Motor Credit Co. LLC:
2.38%, 1/16/2018 (a)	250,000	248,662
2.75%, 5/15/2015	500,000	510,300
3.00%, 6/12/2017	400,000	410,427
5.88%, 8/2/2021	650,000	743,089
6.63%, 8/15/2017	1,000,000	1,165,127
7.00%, 4/15/2015	1,000,000	1,102,437
Franklin Resources, Inc. 2.80%, 9/15/2022	150,000	150,876
General Electric Capital Corp.:
1.00%, 1/8/2016	250,000	249,957
2.30%, 4/27/2017	600,000	621,210
2.90%, 1/9/2017	600,000	635,137
3.10%, 1/9/2023	1,000,000	985,893
3.50%, 6/29/2015	500,000	528,858
3.75%, 11/14/2014	350,000	367,470
4.38%, 9/16/2020 (a)	450,000	500,303
4.63%, 1/7/2021 (a)	550,000	619,221
4.65%, 10/17/2021	250,000	279,099
5.30%, 2/11/2021 (a)	495,000	565,267
5.40%, 2/15/2017	750,000	859,509
5.50%, 1/8/2020	500,000	590,832
5.63%, 9/15/2017	250,000	292,709
5.63%, 5/1/2018	770,000	908,192

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

5.65%, 6/9/2014	$500,000	$530,318
5.90%, 5/13/2014	750,000	794,896
6.00%, 8/7/2019 (a)	750,000	910,399
6.38%, 11/15/2067 (c)	150,000	159,000
HSBC Finance Corp.:
5.00%, 6/30/2015	810,000	875,277
5.25%, 4/15/2015	150,000	161,894
6.68%, 1/15/2021	500,000	597,640
Jefferies Group LLC 5.13%, 1/20/2023 (a)	367,000	389,194
JPMorgan Chase & Co.:
1.13%, 2/26/2016	250,000	250,489
2.00%, 8/15/2017 (a)	250,000	254,697
2.60%, 1/15/2016	600,000	623,700
3.15%, 7/5/2016	700,000	741,065
3.20%, 1/25/2023	1,250,000	1,245,846
3.25%, 9/23/2022	500,000	498,403
3.40%, 6/24/2015	500,000	525,874
3.45%, 3/1/2016	1,000,000	1,062,626
4.25%, 10/15/2020	800,000	872,122
4.35%, 8/15/2021	150,000	164,780
4.40%, 7/22/2020	500,000	553,938
4.50%, 1/24/2022	500,000	553,222
4.63%, 5/10/2021	150,000	167,889
4.65%, 6/1/2014	1,020,000	1,067,992
6.13%, 6/27/2017	250,000	292,216
6.30%, 4/23/2019	600,000	731,114
Lazard Group LLC 6.85%, 6/15/2017	145,000	167,181
Merrill Lynch & Co., Inc.:
6.40%, 8/28/2017	250,000	292,739
6.88%, 4/25/2018	1,667,000	2,011,685
Moody’s Corp. 4.50%, 9/1/2022 (a)	250,000	254,527
National Rural Utilities Cooperative Finance Corp.:
1.00%, 2/2/2015	150,000	151,131
5.45%, 2/1/2018	250,000	296,206
10.38%, 11/1/2018	185,000	270,954
Nomura Holdings, Inc.:
2.00%, 9/13/2016	200,000	199,626
4.13%, 1/19/2016 (a)	202,000	211,620
5.00%, 3/4/2015 (a)	170,000	179,759
6.70%, 3/4/2020	155,000	184,116
ORIX Corp. 3.75%, 3/9/2017	150,000	157,718
PACCAR Financial Corp. 0.70%, 11/16/2015	150,000	149,820
Royal Bank of Scotland Group PLC:
2.55%, 9/18/2015	126,000	129,601
4.38%, 3/16/2016	500,000	543,621
4.88%, 3/16/2015	250,000	267,747
5.63%, 8/24/2020	700,000	818,059
The Charles Schwab Corp. 4.45%, 7/22/2020	250,000	286,696
The Nasdaq OMX Group, Inc.:
5.25%, 1/16/2018	60,000	65,411
5.55%, 1/15/2020	246,000	266,036
Toyota Motor Credit Corp.:
0.88%, 7/17/2015	250,000	251,528
1.00%, 2/17/2015	250,000	252,116
1.25%, 10/5/2017 (a)	100,000	99,984
1.38%, 1/10/2018 (a)	250,000	251,052
1.75%, 5/22/2017	250,000	255,500
2.00%, 9/15/2016	350,000	362,387
2.80%, 1/11/2016	150,000	158,197
3.20%, 6/17/2015 (a)	150,000	158,395
3.30%, 1/12/2022	300,000	317,364
3.40%, 9/15/2021	150,000	161,066
4.25%, 1/11/2021	150,000	169,811
UBS AG of Stamford, CT:
3.88%, 1/15/2015	250,000	263,642
4.88%, 8/4/2020	22,000	25,389
5.75%, 4/25/2018	571,000	676,590
5.88%, 7/15/2016	500,000	557,024
5.88%, 12/20/2017	233,000	276,654

		62,959,499

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.3%
America Movil SAB de CV 5.00%, 10/16/2019	350,000	399,014
AT&T, Inc.:
0.88%, 2/13/2015	500,000	500,912
2.63%, 12/1/2022	450,000	435,575
3.88%, 8/15/2021	350,000	379,002
5.10%, 9/15/2014	200,000	212,883
British Telecommunications PLC 5.95%, 1/15/2018	300,000	357,269
Harris Corp. 6.38%, 6/15/2019	100,000	117,283
Qwest Corp. 7.50%, 10/1/2014	250,000	271,595
Telecom Italia Capital SA 7.00%, 6/4/2018 (a)	250,000	281,875
Verizon Communications, Inc.:
3.00%, 4/1/2016	250,000	264,312
3.50%, 11/1/2021	850,000	887,213
4.60%, 4/1/2021	350,000	393,289
5.55%, 2/15/2016	350,000	393,845
8.75%, 11/1/2018	313,000	418,133

		5,312,200

ELECTRIC UTILITIES — 3.9%
Alabama Power Co. 0.55%, 10/15/2015	350,000	349,152
Arizona Public Service Co. 6.25%, 8/1/2016	205,000	239,044
Baltimore Gas & Electric Co. 5.90%, 10/1/2016	150,000	173,723
Carolina Power & Light Co.:
5.25%, 12/15/2015	320,000	358,342
5.30%, 1/15/2019	100,000	119,134
Commonwealth Edison Co.:
3.40%, 9/1/2021	100,000	107,346
4.00%, 8/1/2020	60,000	67,149
5.80%, 3/15/2018 (a)	520,000	625,746
Consolidated Edison Co. of New York, Inc.:
5.85%, 4/1/2018	358,000	430,761
6.65%, 4/1/2019	155,000	197,131
Consumers Energy Co. 5.65%, 9/15/2018	100,000	121,638

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Consumers Energy Co., Series M 5.50%, 8/15/2016	$250,000	$287,604
Duke Energy Carolinas LLC:
1.75%, 12/15/2016 (a)	350,000	357,258
3.90%, 6/15/2021	150,000	168,058
Duke Energy Corp.:
3.55%, 9/15/2021	200,000	212,315
3.95%, 9/15/2014	670,000	701,014
Duke Energy Ohio, Inc. 5.45%, 4/1/2019	250,000	302,409
Edison International 3.75%, 9/15/2017	350,000	380,131
Entergy Corp. 5.13%, 9/15/2020	300,000	327,636
Entergy Louisiana LLC 1.88%, 12/15/2014	90,000	91,672
Exelon Generation Co. LLC:
4.00%, 10/1/2020	100,000	105,478
4.25%, 6/15/2022	100,000	104,942
FirstEnergy Solutions Corp. 4.80%, 2/15/2015	155,000	165,249
Florida Power Corp. 3.10%, 8/15/2021 (a)	210,000	220,932
FPL Group Capital, Inc. 6.00%, 3/1/2019 (a)	470,000	555,581
Georgia Power Co.:
0.75%, 8/10/2015 (a)	100,000	100,242
4.25%, 12/1/2019	360,000	412,641
Great Plains Energy, Inc.:
4.85%, 6/1/2021	75,000	84,061
5.29%, 6/15/2022	250,000	283,990
Indiana Michigan Power Co., Series I 7.00%, 3/15/2019	165,000	206,846
Kentucky Utilities Co. 1.63%, 11/1/2015	250,000	256,128
LG&E and KU Energy LLC 3.75%, 11/15/2020	300,000	317,647
Mississippi Power Co. 2.35%, 10/15/2016	250,000	262,542
Nevada Power Co. 6.50%, 8/1/2018	305,000	379,269
Nisource Finance Corp. 6.40%, 3/15/2018	450,000	540,525
NSTAR Electric Co. 2.38%, 10/15/2022	150,000	147,671
Ohio Edison Co. 6.40%, 7/15/2016	350,000	406,464
Ohio Power Co.:
5.38%, 10/1/2021 (a)	250,000	298,616
6.05%, 5/1/2018	250,000	301,338
Oncor Electric Delivery Co. LLC 6.38%, 1/15/2015	350,000	382,305
Pacific Gas & Electric Co.:
2.45%, 8/15/2022 (a)	300,000	294,814
3.50%, 10/1/2020 (a)	250,000	270,638
8.25%, 10/15/2018	150,000	202,351
Peco Energy Co. 2.38%, 9/15/2022	100,000	99,041
PG&E Corp. 5.75%, 4/1/2014	105,000	110,225
PPL Capital Funding, Inc. 3.50%, 12/1/2022	150,000	151,225
PPL Electric Utilities Corp.:
2.50%, 9/1/2022	100,000	100,087
3.00%, 9/15/2021	100,000	105,119
Progress Energy, Inc. 7.05%, 3/15/2019	256,000	323,253
PSEG Power LLC 5.13%, 4/15/2020	280,000	316,372
Public Service Co. of Colorado 5.13%, 6/1/2019	200,000	239,889
Public Service Electric & Gas Co.:
0.85%, 8/15/2014	20,000	20,077
2.70%, 5/1/2015	150,000	156,332
Scottish Power, Ltd. 5.38%, 3/15/2015	150,000	159,522
South Carolina Electric & Gas Co. 5.25%, 11/1/2018	200,000	238,207
Southern California Edison Co. 3.88%, 6/1/2021 (a)	35,000	39,132
Southwestern Electric Power Co. 3.55%, 2/15/2022	250,000	259,811
Tampa Electric Co. 2.60%, 9/15/2022	150,000	150,866
TECO Finance, Inc. 5.15%, 3/15/2020 (a)	150,000	173,373
The Cleveland Electric Illuminating Co. 5.70%, 4/1/2017	250,000	283,291
The Detroit Edison Co.:
2.65%, 6/15/2022	350,000	355,331
3.45%, 10/1/2020	100,000	108,690
Union Electric Co. 6.40%, 6/15/2017	250,000	301,968
Virginia Electric and Power Co. 5.40%, 4/30/2018	155,000	185,691
Westar Energy, Inc. 5.10%, 7/15/2020	250,000	297,839
Wisconsin Electric Power Co. 4.25%, 12/15/2019	150,000	172,563

		16,265,437

ELECTRICAL EQUIPMENT — 0.2%
Emerson Electric Co.:
2.63%, 2/15/2023	100,000	100,742
5.00%, 4/15/2019	400,000	470,335
5.25%, 10/15/2018	60,000	71,621
Jabil Circuit, Inc. 4.70%, 9/15/2022	250,000	251,750
Roper Industries, Inc. 1.85%, 11/15/2017	80,000	79,634

		974,082

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Agilent Technologies, Inc.:
5.00%, 7/15/2020	200,000	228,687
6.50%, 11/1/2017	400,000	480,320
Amphenol Corp. 4.00%, 2/1/2022	150,000	156,543
Arrow Electronics, Inc. 5.13%, 3/1/2021	150,000	158,642

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Avnet, Inc. 6.63%, 9/15/2016	$160,000	$182,251
Corning, Inc. 1.45%, 11/15/2017	200,000	198,634
Energizer Holdings, Inc. 4.70%, 5/24/2022	100,000	104,849
Tech Data Corp. 3.75%, 9/21/2017	100,000	103,312

		1,613,238

ENERGY EQUIPMENT & SERVICES — 0.5%
Cameron International Corp. 4.50%, 6/1/2021 (a)	50,000	55,858
FMC Technologies, Inc. 3.45%, 10/1/2022	100,000	100,876
Halliburton Co.:
3.25%, 11/15/2021 (a)	250,000	265,262
6.15%, 9/15/2019	125,000	157,531
Nabors Industries, Inc.:
4.63%, 9/15/2021	150,000	156,018
9.25%, 1/15/2019 (a)	595,000	765,471
National Oilwell Varco, Inc.:
1.35%, 12/1/2017	150,000	150,584
2.60%, 12/1/2022	250,000	247,892

		1,899,492

FOOD & STAPLES RETAILING — 1.7%
Costco Wholesale Corp.:
1.13%, 12/15/2017	250,000	250,586
1.70%, 12/15/2019	250,000	250,255
5.50%, 3/15/2017	300,000	349,640
CVS Caremark Corp.:
4.13%, 5/15/2021	250,000	278,533
4.75%, 5/18/2020	300,000	346,168
5.75%, 6/1/2017	465,000	550,652
Safeway, Inc. 5.00%, 8/15/2019 (a)	190,000	210,679
Sysco Corp. 5.38%, 3/17/2019	200,000	239,570
Target Corp.:
5.38%, 5/1/2017	250,000	291,428
6.00%, 1/15/2018	310,000	375,761
The Kroger Co.:
3.40%, 4/15/2022 (a)	450,000	461,739
6.40%, 8/15/2017	250,000	296,936
Wal-Mart Stores, Inc.:
1.63%, 4/15/2014 (a)	250,000	253,391
2.80%, 4/15/2016	250,000	265,787
3.20%, 5/15/2014	100,000	103,216
3.25%, 10/25/2020	300,000	322,072
3.63%, 7/8/2020 (a)	500,000	550,811
4.25%, 4/15/2021	400,000	456,649
5.38%, 4/5/2017 (a)	350,000	410,755
5.80%, 2/15/2018	250,000	304,213
Walgreen Co.:
1.80%, 9/15/2017	150,000	152,233
3.10%, 9/15/2022	100,000	98,952
5.25%, 1/15/2019	250,000	289,696

		7,109,722

FOOD PRODUCTS — 1.9%
Archer-Daniels-Midland Co.:
4.48%, 3/1/2021 (a)	150,000	169,938
5.45%, 3/15/2018	300,000	356,645
Bunge Ltd. Finance Corp. 3.20%, 6/15/2017	350,000	361,360
Bunge, Ltd. 8.50%, 6/15/2019	150,000	193,106
Campbell Soup Co.:
3.05%, 7/15/2017	100,000	106,184
4.25%, 4/15/2021	150,000	164,884
ConAgra Foods, Inc.:
1.35%, 9/10/2015	150,000	150,733
2.10%, 3/15/2018	150,000	152,455
3.20%, 1/25/2023	250,000	249,169
7.00%, 4/15/2019	250,000	309,470
Delhaize Group SA 4.13%, 4/10/2019	100,000	105,168
General Mills, Inc.:
0.88%, 1/29/2016	80,000	80,243
3.15%, 12/15/2021 (a)	350,000	366,984
5.70%, 2/15/2017	500,000	581,703
H.J. Heinz Co. 3.13%, 9/12/2021	150,000	151,500
Ingredion, Inc. 1.80%, 9/25/2017	150,000	150,169
Kellogg Co.:
1.75%, 5/17/2017 (a)	200,000	203,818
1.88%, 11/17/2016 (a)	200,000	205,307
3.25%, 5/21/2018	35,000	37,885
4.15%, 11/15/2019	150,000	168,189
Kraft Foods Group, Inc.:
2.25%, 6/5/2017	750,000	777,829
3.50%, 6/6/2022	250,000	261,197
Mondelez International, Inc.:
4.13%, 2/9/2016	860,000	937,339
5.38%, 2/10/2020	410,000	486,428
Sara Lee Corp. 2.75%, 9/15/2015 (a)	200,000	205,778
The Hershey Co. 1.50%, 11/1/2016 (a)	250,000	254,333
Tyson Foods, Inc. 4.50%, 6/15/2022	200,000	216,278
Unilever Capital Corp.:
0.85%, 8/2/2017	350,000	347,722
4.25%, 2/10/2021	150,000	171,966

		7,923,780

GAS UTILITIES — 0.1%
AGL Capital Corp. 3.50%, 9/15/2021	140,000	150,336
Atmos Energy Corp. 8.50%, 3/15/2019	150,000	201,942
National Grid PLC 6.30%, 8/1/2016	100,000	115,702

		467,980

HEALTH CARE EQUIPMENT & SUPPLIES — 1.1%
Becton Dickinson and Co. 3.25%, 11/12/2020	250,000	266,328
Boston Scientific Corp.:
5.45%, 6/15/2014	150,000	157,890

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

6.00%, 1/15/2020	$250,000	$291,411
6.40%, 6/15/2016	350,000	399,845
C.R. Bard, Inc. 2.88%, 1/15/2016	75,000	78,908
CareFusion Corp.:
3.30%, 3/1/2023 (d)	100,000	101,834
5.13%, 8/1/2014	150,000	158,180
Covidien International Finance SA:
2.80%, 6/15/2015	350,000	363,969
6.00%, 10/15/2017	250,000	298,774
CR Bard, Inc. 1.38%, 1/15/2018	100,000	99,774
DENTSPLY International, Inc. 4.13%, 8/15/2021	100,000	105,767
Hospira, Inc. 5.90%, 6/15/2014	250,000	264,183
Johnson & Johnson 2.95%, 9/1/2020	250,000	267,908
Medtronic, Inc.:
2.63%, 3/15/2016	250,000	260,787
3.00%, 3/15/2015	300,000	313,998
3.13%, 3/15/2022	250,000	262,273
4.45%, 3/15/2020	185,000	212,230
St. Jude Medical, Inc. 2.50%, 1/15/2016	250,000	258,145
Stryker Corp. 2.00%, 9/30/2016	300,000	310,954
Zimmer Holdings, Inc. 3.38%, 11/30/2021	150,000	154,612

		4,627,770

HEALTH CARE PROVIDERS & SERVICES — 2.0%
Aetna, Inc.:
2.75%, 11/15/2022	250,000	244,611
6.00%, 6/15/2016	350,000	401,997
AmerisourceBergen Corp. 4.88%, 11/15/2019	250,000	288,436
Cardinal Health, Inc. 5.80%, 10/15/2016	250,000	286,391
CIGNA Corp.:
4.50%, 3/15/2021	150,000	167,398
5.13%, 6/15/2020	350,000	403,752
Coventry Health Care, Inc. 5.45%, 6/15/2021	190,000	223,323
Express Scripts Holding Co.:
2.10%, 2/12/2015	750,000	766,366
3.90%, 2/15/2022	600,000	641,319
4.75%, 11/15/2021	250,000	282,822
Humana, Inc. 7.20%, 6/15/2018	260,000	319,233
Laboratory Corp. of America Holdings:
2.20%, 8/23/2017	67,000	68,344
3.13%, 5/15/2016	250,000	261,592
McKesson Corp. 7.50%, 2/15/2019 (a)	135,000	176,782
Quest Diagnostics, Inc. 4.70%, 4/1/2021	150,000	163,455
UnitedHealth Group, Inc.:
1.40%, 10/15/2017	67,000	67,401
1.88%, 11/15/2016	250,000	257,705
3.38%, 11/15/2021	500,000	528,623
3.88%, 10/15/2020 (a)	250,000	273,487
4.70%, 2/15/2021	200,000	229,476
4.88%, 3/15/2015	150,000	162,153
6.00%, 2/15/2018	250,000	302,221
WellPoint, Inc.:
3.13%, 5/15/2022	450,000	454,112
3.30%, 1/15/2023	800,000	809,298
5.25%, 1/15/2016	200,000	222,695
5.88%, 6/15/2017	300,000	353,242
7.00%, 2/15/2019	45,000	55,568

		8,411,802

HOTELS, RESTAURANTS & LEISURE — 0.7%
Carnival Corp. 1.88%, 12/15/2017	250,000	250,797
Darden Restaurants, Inc. 6.20%, 10/15/2017 (a)	150,000	173,089
International Game Technology 5.50%, 6/15/2020 (a)	100,000	106,981
Marriott International, Inc. 6.38%, 6/15/2017	150,000	174,665
McDonald’s Corp.:
2.63%, 1/15/2022	350,000	355,381
3.50%, 7/15/2020	55,000	59,292
3.63%, 5/20/2021	50,000	54,853
5.35%, 3/1/2018	390,000	462,866
Starwood Hotels & Resorts Worldwide, Inc. 6.75%, 5/15/2018	250,000	303,408
Wyndham Worldwide Corp.:
2.50%, 3/1/2018	100,000	100,573
5.63%, 3/1/2021	250,000	281,671
Yum! Brands, Inc.:
3.75%, 11/1/2021 (a)	30,000	31,469
5.30%, 9/15/2019	150,000	173,406
6.25%, 3/15/2018	250,000	298,406

		2,826,857

HOUSEHOLD DURABLES — 0.1%
Leggett & Platt, Inc. 3.40%, 8/15/2022	100,000	100,708
Mohawk Industries, Inc. 3.85%, 2/1/2023	150,000	152,900
Whirlpool Corp.:
4.85%, 6/15/2021 (a)	50,000	55,683
6.50%, 6/15/2016	250,000	280,148

		589,439

HOUSEHOLD PRODUCTS — 0.7%
Colgate-Palmolive Co.:
0.60%, 11/15/2014	100,000	100,248
2.95%, 11/1/2020	250,000	264,653
Fortune Brands, Inc. 6.38%, 6/15/2014	265,000	282,199
Kimberly-Clark Corp.:
3.63%, 8/1/2020	85,000	93,103
7.50%, 11/1/2018	495,000	652,754
Newell Rubbermaid, Inc. 6.25%, 4/15/2018	150,000	178,400
The Clorox Co. 3.80%, 11/15/2021	250,000	266,864
The Procter & Gamble Co.:
1.80%, 11/15/2015	750,000	773,452

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

2.30%, 2/6/2022	$250,000	$250,806
Tupperware Brands Corp. 4.75%, 6/1/2021	100,000	105,466

		2,967,945

INDUSTRIAL CONGLOMERATES — 0.7%
3M Co. 1.00%, 6/26/2017 (a)	420,000	421,152
Cooper US, Inc.:
2.38%, 1/15/2016 (a)	100,000	103,390
3.88%, 12/15/2020	150,000	161,730
General Electric Co.:
0.85%, 10/9/2015	100,000	100,309
2.70%, 10/9/2022 (a)	250,000	249,802
5.25%, 12/6/2017	1,010,000	1,183,366
Koninklijke Philips Electronics NV:
3.75%, 3/15/2022 (a)	200,000	215,294
5.75%, 3/11/2018	100,000	119,108
Pentair Finance SA 5.00%, 5/15/2021 (d)	150,000	166,352
Tyco Electronics Group SA 6.55%, 10/1/2017	210,000	249,890

		2,970,393

INSURANCE — 3.8%
ACE INA Holdings, Inc.:
2.60%, 11/23/2015	250,000	261,977
5.90%, 6/15/2019	155,000	192,113
AEGON Funding Co. LLC 5.75%, 12/15/2020	100,000	117,590
Aflac, Inc.:
2.65%, 2/15/2017	250,000	261,701
8.50%, 5/15/2019 (a)	145,000	196,023
Alleghany Corp. 4.95%, 6/27/2022	100,000	111,278
Allied World Assurance Co., Ltd. 7.50%, 8/1/2016	100,000	118,872
American International Group, Inc.:
4.88%, 6/1/2022	350,000	396,259
5.85%, 1/16/2018	1,400,000	1,639,216
6.40%, 12/15/2020	250,000	309,836
8.25%, 8/15/2018	600,000	777,526
AON Corp. 5.00%, 9/30/2020	225,000	257,620
Axis Specialty Finance LLC 5.88%, 6/1/2020	100,000	114,528
Berkshire Hathaway Finance Corp.:
4.25%, 1/15/2021 (a)	100,000	112,845
5.40%, 5/15/2018 (a)	145,000	172,986
Berkshire Hathaway, Inc.:
1.55%, 2/9/2018	150,000	152,087
1.90%, 1/31/2017	500,000	515,461
2.20%, 8/15/2016	250,000	261,994
3.00%, 2/11/2023	500,000	507,283
3.20%, 2/11/2015	350,000	367,374
3.40%, 1/31/2022	150,000	158,083
Chubb Corp. 6.38%, 3/29/2067 (c)	195,000	214,500
CNA Financial Corp.:
5.88%, 8/15/2020	150,000	176,920
6.50%, 8/15/2016	150,000	172,133
Fidelity National Financial, Inc. 5.50%, 9/1/2022	100,000	113,523
First American Financial Corp. 4.30%, 2/1/2023	100,000	103,821
Genworth Financial, Inc.:
5.75%, 6/15/2014 (a)	45,000	47,317
7.20%, 2/15/2021	150,000	175,500
7.63%, 9/24/2021	100,000	120,250
8.63%, 12/15/2016 (a)	150,000	181,125
Hartford Financial Services Group, Inc.:
4.00%, 3/30/2015	100,000	105,925
5.13%, 4/15/2022	250,000	289,437
Infinity Property & Casualty Corp. 5.00%, 9/19/2022	100,000	104,924
ING US, Inc.:
2.90%, 2/15/2018 (d)	100,000	101,117
5.50%, 7/15/2022 (d)	100,000	111,049
Lincoln National Corp. 8.75%, 7/1/2019	300,000	405,288
Manulife Financial Corp. 3.40%, 9/17/2015	100,000	104,707
Markel Corp. 3.63%, 3/30/2023	150,000	152,078
Marsh & McLennan Cos., Inc.:
4.80%, 7/15/2021	50,000	56,732
5.75%, 9/15/2015	185,000	205,610
MetLife, Inc.:
4.75%, 2/8/2021	250,000	286,812
6.75%, 6/1/2016	515,000	605,191
Montpelier Re Holdings, Ltd. 4.70%, 10/15/2022	100,000	101,462
OneBeacon US Holdings, Inc. 4.60%, 11/9/2022	100,000	104,261
PartnerRe, Ltd. 5.50%, 6/1/2020 (a)	100,000	113,392
Principal Financial Group, Inc. 8.88%, 5/15/2019	250,000	338,691
Prudential Financial, Inc.:
3.88%, 1/14/2015	125,000	131,536
4.50%, 11/16/2021 (a)	350,000	389,361
4.75%, 4/1/2014	300,000	312,098
4.75%, 9/17/2015	320,000	348,966
7.38%, 6/15/2019	200,000	256,060
Reinsurance Group of America, Inc. 6.45%, 11/15/2019	250,000	301,380
StanCorp Financial Group, Inc. 5.00%, 8/15/2022	100,000	103,325
The Allstate Corp. 5.00%, 8/15/2014	500,000	528,978
The Progressive Corp. 3.75%, 8/23/2021	150,000	163,410
The Travelers Cos., Inc.:
5.80%, 5/15/2018	355,000	432,851
6.25%, 6/20/2016	320,000	372,465
Torchmark Corp. 3.80%, 9/15/2022	75,000	77,044
Transatlantic Holdings, Inc. 5.75%, 12/14/2015	100,000	110,802
Unum Group 7.13%, 9/30/2016 (a)	100,000	117,761

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Willis North America, Inc. 7.00%, 9/29/2019	$250,000	$299,254
WR Berkley Corp. 4.63%, 3/15/2022 (a)	150,000	162,522
XL Group PLC 5.25%, 9/15/2014	250,000	264,018

		15,866,248

INTERNET & CATALOG RETAIL — 0.1%
Expedia, Inc. 5.95%, 8/15/2020 (e)	200,000	220,500

INTERNET SOFTWARE & SERVICES — 0.4%
Amazon.com, Inc. 2.50%, 11/29/2022	300,000	289,960
Baidu, Inc.:
2.25%, 11/28/2017 (a)	350,000	353,811
3.50%, 11/28/2022	150,000	150,124
eBay, Inc.:
0.70%, 7/15/2015 (a)	288,000	288,612
2.60%, 7/15/2022 (a)	150,000	147,807
3.25%, 10/15/2020	150,000	158,384
Google, Inc.:
1.25%, 5/19/2014 (a)	250,000	252,639
3.63%, 5/19/2021	150,000	165,725

		1,807,062

IT SERVICES — 0.3%
Fiserv, Inc.:
3.50%, 10/1/2022	250,000	247,816
6.80%, 11/20/2017	150,000	180,957
International Business Machines Corp. 5.70%, 9/14/2017	645,000	771,293

		1,200,066

LEISURE EQUIPMENT & PRODUCTS — 0.0% (b)
Mattel, Inc. 3.15%, 3/15/2023	150,000	152,397

LIFE SCIENCES TOOLS & SERVICES — 0.4%
Life Technologies Corp. 5.00%, 1/15/2021 (a)	250,000	270,000
Thermo Fisher Scientific, Inc.:
2.25%, 8/15/2016	400,000	414,157
3.20%, 5/1/2015	250,000	261,383
3.20%, 3/1/2016	40,000	42,385
4.50%, 3/1/2021	500,000	548,448

		1,536,373

MACHINERY — 1.0%
Caterpillar, Inc.:
1.38%, 5/27/2014	50,000	50,546
1.50%, 6/26/2017	750,000	760,703
2.60%, 6/26/2022	100,000	100,323
3.90%, 5/27/2021	250,000	277,436
Danaher Corp. 5.40%, 3/1/2019	250,000	301,483
Deere & Co. 2.60%, 6/8/2022	500,000	501,610
Eaton Corp.:
2.75%, 11/2/2022 (d)	500,000	491,310
6.95%, 3/20/2019	150,000	186,483
Illinois Tool Works, Inc.:
3.38%, 9/15/2021	45,000	48,566
6.25%, 4/1/2019	250,000	308,143
Ingersoll-Rand Global Holding Co., Ltd. 9.50%, 4/15/2014	180,000	195,681
Joy Global, Inc. 5.13%, 10/15/2021	80,000	89,464
Kennametal, Inc. 2.65%, 11/1/2019	100,000	99,378
Stanley Black & Decker, Inc.:
2.90%, 11/1/2022	450,000	451,515
3.40%, 12/1/2021 (a)	100,000	104,512

		3,967,153

MEDIA — 4.1%
CBS Corp.:
1.95%, 7/1/2017	100,000	101,623
3.38%, 3/1/2022	150,000	152,208
4.30%, 2/15/2021	100,000	108,837
8.88%, 5/15/2019	145,000	193,236
CC Holdings GS V LLC 2.38%, 12/15/2017 (d)	100,000	100,787
Comcast Corp.:
3.13%, 7/15/2022 (a)	600,000	616,856
5.15%, 3/1/2020	250,000	293,928
5.70%, 5/15/2018	1,015,000	1,221,423
6.50%, 1/15/2015	500,000	551,303
Cox Communications, Inc. 5.45%, 12/15/2014	160,000	172,986
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
3.13%, 2/15/2016	250,000	262,268
3.50%, 3/1/2016	250,000	265,421
3.55%, 3/15/2015	395,000	413,542
Series WI 3.80%, 3/15/2022 (a)	250,000	255,538
5.00%, 3/1/2021	150,000	167,752
5.20%, 3/15/2020	350,000	401,335
Discovery Communications LLC:
3.30%, 5/15/2022	300,000	305,700
4.38%, 6/15/2021	100,000	110,242
5.05%, 6/1/2020	200,000	230,721
5.63%, 8/15/2019 (a)	100,000	118,275
NBCUniversal Media LLC:
3.65%, 4/30/2015	500,000	530,129
4.38%, 4/1/2021	500,000	562,599
5.15%, 4/30/2020	210,000	247,703
News America, Inc.:
4.50%, 2/15/2021	200,000	225,986
6.90%, 3/1/2019	260,000	325,412
Omnicom Group, Inc.:
4.45%, 8/15/2020	250,000	274,860
6.25%, 7/15/2019	500,000	605,753
Reed Elsevier Capital, Inc.:
3.13%, 10/15/2022 (a)(d)	100,000	96,905
8.63%, 1/15/2019	150,000	194,950
The Interpublic Group of Cos., Inc.:
2.25%, 11/15/2017	100,000	99,547
6.25%, 11/15/2014	100,000	108,000
The Walt Disney Co.:
0.88%, 12/1/2014	200,000	201,322
1.13%, 2/15/2017 (a)	500,000	501,158
3.75%, 6/1/2021	200,000	220,544
5.50%, 3/15/2019	500,000	602,346

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

The Washington Post Co. 7.25%, 2/1/2019	$100,000	$118,733
Thomson Reuters Corp. 6.50%, 7/15/2018 (a)	405,000	497,077
Time Warner Cable, Inc.:
4.00%, 9/1/2021 (a)	250,000	265,419
5.00%, 2/1/2020	750,000	850,476
5.85%, 5/1/2017	500,000	580,574
8.25%, 4/1/2019	200,000	259,770
8.75%, 2/14/2019	500,000	665,279
Time Warner, Inc.:
4.88%, 3/15/2020	350,000	401,335
5.88%, 11/15/2016	740,000	859,218
Viacom, Inc.:
3.25%, 3/15/2023	100,000	101,591
3.50%, 4/1/2017	100,000	107,319
4.50%, 3/1/2021	450,000	504,332
6.25%, 4/30/2016	400,000	458,205
Virgin Media Secured Finance PLC 5.25%, 1/15/2021	125,000	130,000
WPP Finance UK 5.88%, 6/15/2014	250,000	263,953

		16,904,476

METALS & MINING — 3.2%
Alcoa, Inc.:
5.40%, 4/15/2021 (a)	500,000	516,715
6.15%, 8/15/2020	200,000	218,017
6.75%, 7/15/2018	205,000	233,149
AngloGold Ashanti Holdings PLC 5.13%, 8/1/2022 (a)	250,000	253,979
Barrick Gold Corp.:
1.75%, 5/30/2014	45,000	45,522
2.90%, 5/30/2016	250,000	263,104
3.85%, 4/1/2022	250,000	254,779
6.95%, 4/1/2019	650,000	801,927
Barrick North America Finance LLC 4.40%, 5/30/2021	50,000	53,208
BHP Billiton Finance USA, Ltd.:
1.88%, 11/21/2016	500,000	515,661
2.88%, 2/24/2022 (a)	550,000	559,330
3.25%, 11/21/2021	250,000	263,300
5.25%, 12/15/2015	500,000	560,914
5.50%, 4/1/2014	715,000	751,013
Carpenter Technology Corp. 4.45%, 3/1/2023	40,000	40,935
Cliffs Natural Resources, Inc.:
3.95%, 1/15/2018 (a)	250,000	249,938
4.88%, 4/1/2021 (a)	100,000	98,476
Freeport-McMoRan Copper & Gold, Inc.:
2.38%, 3/15/2018 (d)	500,000	501,655
3.55%, 3/1/2022	800,000	790,972
Newmont Mining Corp. 3.50%, 3/15/2022	500,000	500,779
Nucor Corp. 5.75%, 12/1/2017	250,000	297,663
Rio Tinto Finance USA PLC 2.88%, 8/21/2022 (a)	500,000	487,718
Rio Tinto Finance USA, Ltd.:
2.25%, 9/20/2016	150,000	155,667
3.50%, 11/2/2020	400,000	420,144
3.75%, 9/20/2021	150,000	157,676
6.50%, 7/15/2018	725,000	889,830
8.95%, 5/1/2014	250,000	271,941
9.00%, 5/1/2019	300,000	414,030
Southern Copper Corp. 3.50%, 11/8/2022 (a)	89,000	88,204
Teck Resources, Ltd.:
3.75%, 2/1/2023 (a)	500,000	487,538
4.50%, 1/15/2021	600,000	631,804
Vale Overseas, Ltd.:
4.38%, 1/11/2022 (a)	100,000	102,305
5.63%, 9/15/2019 (a)	360,000	405,989
6.25%, 1/23/2017	500,000	568,247
Xstrata Canada Corp. 6.00%, 10/15/2015	150,000	166,370

		13,018,499

MULTI-UTILITIES — 0.8%
Dominion Resources, Inc.:
4.45%, 3/15/2021 (a)	250,000	284,208
5.60%, 11/15/2016	300,000	346,575
MidAmerican Energy Holdings Co. 5.75%, 4/1/2018	490,000	588,027
NSTAR 4.50%, 11/15/2019	150,000	171,311
Sempra Energy:
6.15%, 6/15/2018	400,000	489,340
6.50%, 6/1/2016	395,000	459,767
Xcel Energy, Inc. 4.70%, 5/15/2020	650,000	759,863

		3,099,091

MULTILINE RETAIL — 0.3%
Kohl’s Corp. 4.00%, 11/1/2021 (a)	150,000	154,288
Macy’s Retail Holdings, Inc.:
3.88%, 1/15/2022	100,000	104,403
5.75%, 7/15/2014	200,000	212,409
7.88%, 7/15/2015	250,000	287,580
Nordstrom, Inc. 6.75%, 6/1/2014	450,000	481,867
Target Corp. 2.90%, 1/15/2022	100,000	103,461

		1,344,008

OFFICE ELECTRONICS — 0.3%
Xerox Corp.:
4.25%, 2/15/2015	395,000	414,627
4.50%, 5/15/2021 (a)	250,000	265,544
5.63%, 12/15/2019 (a)	350,000	398,490
6.35%, 5/15/2018	150,000	174,434

		1,253,095

OIL, GAS & CONSUMABLE FUELS — 8.5%
Anadarko Petroleum Corp.:
5.95%, 9/15/2016	550,000	632,592
6.95%, 6/15/2019	155,000	195,493
Apache Corp.:
3.25%, 4/15/2022 (a)	500,000	517,847
6.90%, 9/15/2018	300,000	383,039
Baker Hughes, Inc. 7.50%, 11/15/2018	185,000	241,674

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Boardwalk Pipelines LP 5.75%, 9/15/2019	$150,000	$174,295
BP Capital Markets PLC:
1.85%, 5/5/2017 (a)	250,000	255,588
2.25%, 11/1/2016	250,000	259,731
2.50%, 11/6/2022	350,000	339,215
4.74%, 3/11/2021 (a)	500,000	577,994
4.75%, 3/10/2019	375,000	432,868
Buckeye Partners LP 4.88%, 2/1/2021 (a)	250,000	268,058
Canadian Natural Resources, Ltd.:
3.45%, 11/15/2021	250,000	264,343
5.70%, 5/15/2017	355,000	414,011
Cenovus Energy, Inc.:
3.00%, 8/15/2022 (a)	250,000	250,011
4.50%, 9/15/2014	250,000	263,185
CenterPoint Energy Resources Corp.:
4.50%, 1/15/2021	65,000	74,100
6.15%, 5/1/2016	250,000	285,252
Chevron Corp.:
1.10%, 12/5/2017	250,000	250,686
2.36%, 12/5/2022	500,000	495,093
4.95%, 3/3/2019	205,000	242,970
ConocoPhillips:
4.60%, 1/15/2015	150,000	160,613
5.75%, 2/1/2019	510,000	622,528
6.00%, 1/15/2020	450,000	562,119
ConocoPhillips Canada Funding Co. 5.63%, 10/15/2016	250,000	288,816
DCP Midstream Operating LP 2.50%, 12/1/2017	250,000	252,709
Devon Energy Corp. 2.40%, 7/15/2016 (a)	750,000	775,667
Diamond Offshore Drilling, Inc. 5.88%, 5/1/2019	145,000	177,461
El Paso Natural Gas Co. 5.95%, 4/15/2017	150,000	172,855
Enbridge Energy Partners LP 5.20%, 3/15/2020	250,000	278,326
Enbridge, Inc. 5.60%, 4/1/2017	250,000	286,467
EnCana Corp. 6.50%, 5/15/2019	310,000	375,202
Energy Transfer Partners LP:
5.20%, 2/1/2022	250,000	281,088
6.70%, 7/1/2018	250,000	301,981
8.50%, 4/15/2014	257,000	276,600
Ensco PLC:
3.25%, 3/15/2016	400,000	424,504
4.70%, 3/15/2021	125,000	139,382
Enterprise Products Operating LLC:
1.25%, 8/13/2015	399,000	402,671
3.20%, 2/1/2016	100,000	106,112
5.25%, 1/31/2020	100,000	117,101
Series G 5.60%, 10/15/2014	150,000	161,359
6.30%, 9/15/2017	360,000	433,277
EOG Resources, Inc.:
2.95%, 6/1/2015	350,000	366,544
4.40%, 6/1/2020	500,000	571,503
EQT Corp. 8.13%, 6/1/2019	150,000	185,785
Hess Corp. 8.13%, 2/15/2019	100,000	128,935
Husky Energy, Inc. 7.25%, 12/15/2019	250,000	321,033
Kinder Morgan Energy Partners LP:
3.45%, 2/15/2023	200,000	202,795
3.95%, 9/1/2022	150,000	159,465
4.15%, 3/1/2022	250,000	268,705
5.30%, 9/15/2020	200,000	233,293
6.00%, 2/1/2017	505,000	587,209
Magellan Midstream Partners LP 6.55%, 7/15/2019	150,000	185,107
Marathon Oil Corp.:
0.90%, 11/1/2015	150,000	149,823
6.00%, 10/1/2017	300,000	356,608
Marathon Petroleum Corp. 5.13%, 3/1/2021	150,000	174,497
Murphy Oil Corp. 2.50%, 12/1/2017	200,000	200,402
Nexen, Inc. 6.20%, 7/30/2019	155,000	192,547
Noble Energy, Inc. 8.25%, 3/1/2019	150,000	195,201
Noble Holding International, Ltd.:
3.95%, 3/15/2022 (a)	250,000	257,041
4.90%, 8/1/2020	200,000	220,966
Occidental Petroleum Corp.:
1.75%, 2/15/2017 (a)	450,000	462,721
2.50%, 2/1/2016	300,000	315,934
2.70%, 2/15/2023	250,000	250,655
4.10%, 2/1/2021	250,000	281,532
ONEOK Partners LP:
3.25%, 2/1/2016	50,000	52,809
3.38%, 10/1/2022	250,000	247,903
6.15%, 10/1/2016	150,000	173,384
ONEOK, Inc. 4.25%, 2/1/2022	150,000	159,316
Panhandle Eastern Pipeline Co. LP 6.20%, 11/1/2017	150,000	178,663
PC Financial Partnership 5.00%, 11/15/2014	250,000	266,609
Phillips 66:
2.95%, 5/1/2017	350,000	371,402
4.30%, 4/1/2022	500,000	549,304
Pioneer Natural Resources Co. 7.50%, 1/15/2020	250,000	317,046
Plains All American Pipeline LP/PAA Finance Corp.:
2.85%, 1/31/2023	200,000	196,454
5.00%, 2/1/2021	250,000	289,972
5.75%, 1/15/2020	250,000	300,270
Rowan Cos., Inc. 7.88%, 8/1/2019	150,000	187,620
Shell International Finance BV:
1.13%, 8/21/2017	500,000	501,524
2.25%, 1/6/2023	300,000	292,016
2.38%, 8/21/2022	300,000	296,641
3.10%, 6/28/2015	150,000	158,349
4.30%, 9/22/2019	350,000	404,787
Southern Natural Gas Co.:
4.40%, 6/15/2021 (a)	250,000	275,101

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

5.90%, 4/1/2017 (d)	$250,000	$289,874
Southwestern Energy Co. 4.10%, 3/15/2022	250,000	262,915
Spectra Energy Capital LLC 5.67%, 8/15/2014	250,000	265,697
Suncor Energy, Inc. 6.10%, 6/1/2018	150,000	181,404
Sunoco Logistics Partners Operations LP 3.45%, 1/15/2023	150,000	148,158
Talisman Energy, Inc.:
3.75%, 2/1/2021	200,000	207,498
7.75%, 6/1/2019	150,000	190,377
Texas Gas Transmission LLC 4.60%, 6/1/2015	250,000	264,550
The Williams Cos., Inc. 3.70%, 1/15/2023	200,000	199,832
Total Capital International SA:
1.55%, 6/28/2017 (a)	100,000	101,510
2.70%, 1/25/2023 (a)	200,000	200,349
2.88%, 2/17/2022 (a)	150,000	154,096
Total Capital SA:
2.30%, 3/15/2016	500,000	520,277
3.00%, 6/24/2015	250,000	262,439
3.13%, 10/2/2015	300,000	317,277
4.13%, 1/28/2021	250,000	281,173
4.45%, 6/24/2020	300,000	345,548
TransCanada PipeLines, Ltd.:
0.88%, 3/2/2015	150,000	150,367
2.50%, 8/1/2022	250,000	243,683
3.80%, 10/1/2020	950,000	1,040,147
7.13%, 1/15/2019	150,000	189,907
Transocean, Inc.:
2.50%, 10/15/2017 (a)	250,000	252,209
4.95%, 11/15/2015	350,000	379,080
6.38%, 12/15/2021	550,000	638,632
Valero Energy Corp.:
6.13%, 6/15/2017	250,000	297,468
6.13%, 2/1/2020 (a)	145,000	174,996
Weatherford International, Ltd.:
4.50%, 4/15/2022	250,000	257,520
5.13%, 9/15/2020	500,000	539,977
Western Gas Partners LP 4.00%, 7/1/2022	67,000	69,151
Williams Partners LP:
3.80%, 2/15/2015	265,000	279,252
4.00%, 11/15/2021	150,000	158,287
4.13%, 11/15/2020	150,000	160,990
5.25%, 3/15/2020	450,000	512,240
XTO Energy, Inc.:
5.50%, 6/15/2018	250,000	305,447
6.50%, 12/15/2018	250,000	323,592

		35,068,273

PAPER & FOREST PRODUCTS — 0.4%
Celulosa Arauco y Constitucion SA 5.63%, 4/20/2015	250,000	268,738
International Paper Co.:
4.75%, 2/15/2022 (a)	110,000	123,380
7.50%, 8/15/2021	500,000	652,098
7.95%, 6/15/2018	250,000	320,700
9.38%, 5/15/2019	130,000	178,625

		1,543,541

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc.:
4.20%, 7/15/2018	200,000	208,625
4.60%, 3/15/2020	71,000	74,328
The Procter & Gamble Co.:
1.45%, 8/15/2016	250,000	256,185
4.70%, 2/15/2019	250,000	293,977

		833,115

PHARMACEUTICALS — 3.4%
Abbott Laboratories 4.13%, 5/27/2020	350,000	396,618
AbbVie, Inc.:
1.20%, 11/6/2015 (d)	500,000	503,631
1.75%, 11/6/2017 (d)	1,000,000	1,011,341
2.90%, 11/6/2022 (d)	500,000	499,600
Allergan, Inc. 5.75%, 4/1/2016	200,000	227,331
AstraZeneca PLC:
5.40%, 6/1/2014	250,000	264,242
5.90%, 9/15/2017	500,000	600,602
Bristol-Myers Squibb Co.:
2.00%, 8/1/2022	100,000	94,979
5.45%, 5/1/2018 (a)	350,000	416,402
Eli Lilly & Co. 5.20%, 3/15/2017	350,000	404,898
GlaxoSmithKline Capital PLC:
1.50%, 5/8/2017	350,000	355,547
2.85%, 5/8/2022	350,000	356,208
GlaxoSmithKline Capital, Inc.:
4.38%, 4/15/2014	200,000	208,241
5.65%, 5/15/2018	310,000	375,005
Johnson & Johnson:
5.15%, 7/15/2018	358,000	431,806
5.55%, 8/15/2017	350,000	418,725
McKesson Corp. 3.25%, 3/1/2016	250,000	266,454
Mead Johnson Nutrition Co. 4.90%, 11/1/2019	150,000	168,492
Medco Health Solutions, Inc. 7.13%, 3/15/2018	265,000	330,275
Merck & Co., Inc.:
2.40%, 9/15/2022	500,000	493,340
5.00%, 6/30/2019	310,000	369,698
Novartis Capital Corp. 2.40%, 9/21/2022	500,000	495,828
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	750,000	892,471
Pfizer, Inc.:
5.35%, 3/15/2015	350,000	381,724
6.20%, 3/15/2019	710,000	890,060
Sanofi:
1.20%, 9/30/2014	250,000	252,733
2.63%, 3/29/2016	300,000	315,472
4.00%, 3/29/2021	250,000	277,606
Schering-Plough Corp. 6.00%, 9/15/2017	250,000	302,469
Teva Pharmaceutical Finance Co. BV:
2.40%, 11/10/2016	250,000	261,499

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

3.65%, 11/10/2021	$300,000	$318,449
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical Finance III LLC 3.00%, 6/15/2015	250,000	262,132
Watson Pharmaceuticals, Inc. 1.88%, 10/1/2017	500,000	505,866
Wyeth 5.45%, 4/1/2017	350,000	410,114
Zoetis, Inc.:
1.15%, 2/1/2016 (d)	30,000	30,162
1.88%, 2/1/2018 (d)	150,000	151,046
3.25%, 2/1/2023 (d)	213,000	215,111

		14,156,177

REAL ESTATE INVESTMENT TRUSTS — 2.7%
American Tower Corp. 3.50%, 1/31/2023	300,000	296,550
AvalonBay Communities, Inc. 5.75%, 9/15/2016	100,000	115,885
BioMed Realty LP 4.25%, 7/15/2022	250,000	265,227
Boston Properties LP:
3.70%, 11/15/2018	100,000	109,254
3.85%, 2/1/2023	500,000	530,481
5.63%, 4/15/2015	250,000	273,297
5.63%, 11/15/2020	150,000	175,228
Brandywine Operating Partnership LP 4.95%, 4/15/2018	200,000	221,196
Camden Property Trust 4.63%, 6/15/2021	50,000	55,864
CommonWealth REIT 6.25%, 6/15/2017	100,000	110,007
Digital Realty Trust LP:
3.63%, 10/1/2022	250,000	249,337
5.25%, 3/15/2021	100,000	112,358
Duke Realty LP 7.38%, 2/15/2015	300,000	332,728
EPR Properties 5.75%, 8/15/2022	100,000	108,804
ERP Operating LP:
4.63%, 12/15/2021	550,000	620,273
5.75%, 6/15/2017	110,000	128,232
6.58%, 4/13/2015	250,000	277,779
Federal Realty Investment Trust 3.00%, 8/1/2022	100,000	99,518
HCP, Inc.:
3.15%, 8/1/2022	100,000	99,123
3.75%, 2/1/2016	55,000	58,805
5.38%, 2/1/2021	250,000	290,409
6.30%, 9/15/2016	150,000	174,674
Health Care REIT, Inc.:
2.25%, 3/15/2018 (a)	250,000	250,758
4.95%, 1/15/2021	350,000	389,124
6.20%, 6/1/2016	100,000	113,793
Healthcare Realty Trust, Inc. 6.50%, 1/17/2017	150,000	170,397
Hospitality Properties Trust:
6.30%, 6/15/2016	200,000	220,548
7.88%, 8/15/2014	100,000	105,279
Host Hotels & Resorts LP 4.75%, 3/1/2023	150,000	160,875
Jones Lang LaSalle, Inc. 4.40%, 11/15/2022	100,000	101,887
Kilroy Realty LP 4.80%, 7/15/2018	250,000	281,563
Kimco Realty Corp. 6.88%, 10/1/2019	100,000	126,758
Liberty Property LP 5.50%, 12/15/2016	250,000	282,467
Mack-Cali Realty LP 2.50%, 12/15/2017 (a)	150,000	151,282
National Retail Properties, Inc. 3.80%, 10/15/2022	100,000	101,524
ProLogis LP 6.25%, 3/15/2017 (a)	400,000	463,452
Realty Income Corp. 5.95%, 9/15/2016	250,000	288,639
Regency Centers LP 5.88%, 6/15/2017	150,000	171,349
Simon Property Group LP:
2.15%, 9/15/2017	500,000	514,156
4.38%, 3/1/2021	150,000	168,259
5.10%, 6/15/2015	200,000	218,779
5.65%, 2/1/2020	550,000	657,903
5.88%, 3/1/2017	200,000	231,853
UDR, Inc.:
4.25%, 6/1/2018	200,000	219,877
4.63%, 1/10/2022	50,000	54,851
Ventas Realty LP/Ventas Capital Corp.:
2.00%, 2/15/2018	250,000	250,520
4.25%, 3/1/2022	150,000	161,141
4.75%, 6/1/2021	100,000	111,367
Vornado Realty LP 5.00%, 1/15/2022	150,000	166,178
Washington Real Estate Investment Trust 3.95%, 10/15/2022	100,000	101,877
Weingarten Realty Investors 3.38%, 10/15/2022	250,000	243,335

		11,184,820

ROAD & RAIL — 1.1%
Burlington Northern Santa Fe LLC:
3.05%, 3/15/2022	550,000	564,877
3.45%, 9/15/2021	200,000	212,805
5.75%, 3/15/2018	400,000	480,815
Canadian National Railway Co.:
2.25%, 11/15/2022	100,000	98,214
5.55%, 3/1/2019	250,000	302,644
Canadian Pacific Railway, Ltd. 4.50%, 1/15/2022 (a)	150,000	165,684
CSX Corp.:
6.25%, 4/1/2015	250,000	276,471
7.38%, 2/1/2019	205,000	261,433
Norfolk Southern Corp.:
3.00%, 4/1/2022	250,000	257,787
3.25%, 12/1/2021	250,000	261,068
5.75%, 1/15/2016	150,000	169,518
5.90%, 6/15/2019 (a)	250,000	305,748
Ryder System, Inc.:
2.35%, 2/26/2019	150,000	150,620
3.15%, 3/2/2015	250,000	257,264

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Union Pacific Corp.:
2.95%, 1/15/2023	$250,000	$256,083
4.16%, 7/15/2022	250,000	280,878
5.70%, 8/15/2018	250,000	301,790

		4,603,699

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.5%
Applied Materials, Inc. 4.30%, 6/15/2021	100,000	110,852
Broadcom Corp. 2.70%, 11/1/2018	150,000	159,990
Intel Corp.:
1.35%, 12/15/2017	350,000	350,576
1.95%, 10/1/2016	150,000	155,171
2.70%, 12/15/2022 (a)	250,000	245,594
3.30%, 10/1/2021	227,000	238,350
KLA-Tencor Corp. 6.90%, 5/1/2018	100,000	118,653
National Semiconductor Corp. 3.95%, 4/15/2015	150,000	159,863
Texas Instruments, Inc.:
0.45%, 8/3/2015	100,000	99,545
1.65%, 8/3/2019 (a)	350,000	348,872

		1,987,466

SOFTWARE — 1.2%
Adobe Systems, Inc. 3.25%, 2/1/2015	200,000	208,353
BMC Software, Inc. 4.25%, 2/15/2022 (a)	150,000	150,440
CA, Inc. 6.13%, 12/1/2014 (a)	150,000	162,161
Intuit, Inc. 5.75%, 3/15/2017	150,000	171,750
Microsoft Corp.:
2.50%, 2/8/2016 (a)	250,000	261,555
2.95%, 6/1/2014	250,000	257,661
4.20%, 6/1/2019	435,000	496,113
Oracle Corp.:
1.20%, 10/15/2017	250,000	250,179
2.50%, 10/15/2022	500,000	490,420
3.75%, 7/8/2014	505,000	526,224
5.00%, 7/8/2019	1,000,000	1,185,386
5.75%, 4/15/2018	250,000	300,654
Symantec Corp.:
2.75%, 9/15/2015 (a)	125,000	129,224
4.20%, 9/15/2020	350,000	365,964

		4,956,084

SPECIALTY RETAIL — 0.7%
Advance Auto Parts, Inc. 4.50%, 1/15/2022	50,000	51,213
AutoZone, Inc. 5.75%, 1/15/2015	300,000	325,386
Lowe’s Cos., Inc.:
2.13%, 4/15/2016	250,000	259,983
3.12%, 4/15/2022 (a)	250,000	256,996
4.63%, 4/15/2020	125,000	144,142
O’Reilly Automotive, Inc. 4.63%, 9/15/2021	100,000	109,787
QVC, Inc. 4.38%, 3/15/2023 (d)	150,000	151,393
The Gap, Inc. 5.95%, 4/12/2021	250,000	284,309
The Home Depot, Inc.:
3.95%, 9/15/2020	250,000	277,037
5.40%, 3/1/2016	750,000	849,113
TJX Cos., Inc. 4.20%, 8/15/2015	150,000	160,323

		2,869,682

THRIFTS & MORTGAGE FINANCE — 0.2%
Murray Street Investment Trust I 4.65%, 3/9/2017	500,000	545,849
People’s United Financial, Inc. 3.65%, 12/6/2022	150,000	151,920
Santander Holdings USA, Inc. 4.63%, 4/19/2016	250,000	265,457

		963,226

TOBACCO — 1.0%
Altria Group, Inc.:
2.85%, 8/9/2022	500,000	489,927
4.13%, 9/11/2015	400,000	431,155
4.75%, 5/5/2021	400,000	449,065
9.70%, 11/10/2018	299,000	414,712
Lorillard Tobacco Co.:
2.30%, 8/21/2017 (a)	100,000	100,818
3.50%, 8/4/2016	45,000	47,385
6.88%, 5/1/2020 (a)	150,000	180,786
Philip Morris International, Inc.:
1.13%, 8/21/2017	350,000	348,230
2.50%, 8/22/2022	250,000	245,681
2.90%, 11/15/2021	250,000	255,572
5.65%, 5/16/2018	500,000	598,876
Reynolds American, Inc.:
1.05%, 10/30/2015	33,000	32,995
3.25%, 11/1/2022 (a)	250,000	246,961
7.63%, 6/1/2016	155,000	184,747

		4,026,910

TRADING COMPANIES & DISTRIBUTORS — 0.1%
GATX Corp. 4.75%, 5/15/2015	175,000	185,336

WIRELESS TELECOMMUNICATION SERVICES — 3.5%
America Movil SAB de CV:
2.38%, 9/8/2016	250,000	257,670
3.13%, 7/16/2022	250,000	244,370
5.00%, 3/30/2020	350,000	394,134
American Tower Corp.:
4.50%, 1/15/2018	350,000	384,655
4.63%, 4/1/2015	250,000	266,326
5.05%, 9/1/2020	100,000	110,737
AT&T, Inc.:
1.70%, 6/1/2017	250,000	252,783
2.95%, 5/15/2016	250,000	262,923
4.45%, 5/15/2021	650,000	734,499
5.50%, 2/1/2018	1,048,000	1,229,685
BellSouth Corp. 5.20%, 9/15/2014	1,150,000	1,225,393

SPDR Barclays Intermediate Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Cellco Partnership/Verizon Wireless Capital LLC 8.50%, 11/15/2018	$460,000	$609,480
Deutsche Telekom International Finance BV:
6.00%, 7/8/2019 (a)	250,000	302,835
6.75%, 8/20/2018	150,000	185,310
Deutsche Telekom International Finance BV 4.88%, 7/8/2014	115,000	120,836
France Telecom SA:
2.75%, 9/14/2016	500,000	521,704
4.13%, 9/14/2021 (a)	250,000	266,253
4.38%, 7/8/2014	205,000	213,846
5.38%, 7/8/2019	200,000	231,862
Rogers Communications, Inc. 6.80%, 8/15/2018	430,000	534,533
Telecom Italia Capital SA:
6.18%, 6/18/2014	450,000	470,250
7.18%, 6/18/2019	375,000	425,625
Telefonica Emisiones SAU:
3.99%, 2/16/2016	105,000	108,675
4.95%, 1/15/2015	500,000	522,500
5.13%, 4/27/2020	255,000	267,112
6.22%, 7/3/2017	250,000	278,125
Verizon Communications, Inc. 6.35%, 4/1/2019	800,000	977,919
Vodafone Group PLC:
1.25%, 9/26/2017	250,000	247,365
1.50%, 2/19/2018	250,000	249,019
2.50%, 9/26/2022	250,000	240,158
2.95%, 2/19/2023	1,000,000	995,779
4.15%, 6/10/2014	455,000	473,335
4.38%, 3/16/2021	250,000	281,150
5.63%, 2/27/2017	450,000	520,825

		14,407,671

TOTAL CORPORATE BONDS & NOTES —
(Cost $384,100,721)		400,116,585

	Shares
SHORT TERM INVESTMENTS — 6.4%
MONEY MARKET FUNDS — 6.4%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	18,594,133	18,594,133
State Street Institutional Liquid Reserves Fund 0.13% (g)(h)	7,759,446	7,759,446

TOTAL SHORT TERM INVESTMENTS — (i)
(Cost $26,353,579)		26,353,579

TOTAL INVESTMENTS — 103.3% (j)
(Cost $410,454,300)		426,470,164
OTHER ASSETS & LIABILITIES — (3.3)%		(13,793,747)

NET ASSETS — 100.0%		$412,676,417

(a)	A portion of the security was on loan at March 31, 2013.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Variable rate security. Rate shown is rate in effect at March 31, 2013. Maturity date disclosed is the ultimate maturity.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.2% of net assets as of March 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. (See accompanying Notes to Schedules of Investments)
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(j)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.6%
AEROSPACE & DEFENSE — 2.1%
General Dynamics Corp. 3.60%, 11/15/2042	$100,000	$91,270
Honeywell International, Inc.:
5.38%, 3/1/2041	150,000	183,557
5.70%, 3/15/2036	100,000	125,686
Lockheed Martin Corp.:
4.07%, 12/15/2042 (a)	260,000	237,789
4.85%, 9/15/2041	100,000	102,621
6.15%, 9/1/2036	130,000	158,012
Northrop Grumman Systems Corp. 7.75%, 2/15/2031	150,000	213,314
Precision Castparts Corp. 3.90%, 1/15/2043	100,000	97,881
Raytheon Co.:
4.70%, 12/15/2041	150,000	160,806
7.20%, 8/15/2027	50,000	68,964
The Boeing Co.:
6.63%, 2/15/2038	115,000	158,170
6.88%, 3/15/2039	100,000	140,783
United Technologies Corp.:
4.50%, 6/1/2042	497,000	527,791
5.40%, 5/1/2035	150,000	176,161
5.70%, 4/15/2040 (b)	100,000	124,438
6.05%, 6/1/2036	100,000	127,534
6.13%, 7/15/2038	230,000	297,176

		2,991,953

AIR FREIGHT & LOGISTICS — 0.3%
FedEx Corp. 3.88%, 8/1/2042 (b)	41,000	38,354
United Parcel Service, Inc.:
4.88%, 11/15/2040	100,000	112,925
6.20%, 1/15/2038	225,000	300,981

		452,260

AIRLINES — 0.2%
Continental Airlines 2012-1 Pass Through Trust, Class A 4.15%, 4/11/2024	150,000	156,937
US Airways 2012-2 Pass Through Trust, Class A 4.63%, 6/3/2025	100,000	104,500

		261,437

AUTO COMPONENTS — 0.1%
Johnson Controls, Inc.:
5.25%, 12/1/2041	50,000	54,829
5.70%, 3/1/2041	50,000	57,880

		112,709

AUTOMOBILES — 0.8%
Daimler Finance North America LLC 8.50%, 1/18/2031	177,000	272,534
Ford Motor Co.:
4.75%, 1/15/2043	350,000	325,633
7.45%, 7/16/2031	400,000	504,682

		1,102,849

BEVERAGES — 1.7%
Anheuser-Busch Cos. LLC 6.45%, 9/1/2037	200,000	263,426
Anheuser-Busch InBev Worldwide, Inc.:
3.75%, 7/15/2042	274,000	256,734
6.38%, 1/15/2040	190,000	251,155
8.00%, 11/15/2039	200,000	310,863
Brown-Forman Corp. 3.75%, 1/15/2043	90,000	86,365
Diageo Investment Corp.:
4.25%, 5/11/2042	35,000	35,278
7.45%, 4/15/2035	150,000	214,609
Molson Coors Brewing Co. 5.00%, 5/1/2042	100,000	105,509
PepsiAmericas, Inc. 5.50%, 5/15/2035	100,000	121,345
PepsiCo, Inc.:
4.00%, 3/5/2042	100,000	97,778
4.88%, 11/1/2040	150,000	166,909
5.50%, 1/15/2040	200,000	240,386
The Coca-Cola Co. 2.50%, 4/1/2023	100,000	100,621
The Pepsi Bottling Group, Inc. 7.00%, 3/1/2029	150,000	206,221

		2,457,199

BIOTECHNOLOGY — 1.1%
Amgen, Inc.:
5.15%, 11/15/2041	475,000	505,913
5.38%, 5/15/2043	375,000	413,169
6.38%, 6/1/2037	150,000	185,243
6.40%, 2/1/2039	150,000	185,763
Genentech, Inc. 5.25%, 7/15/2035	100,000	115,853
Gilead Sciences, Inc. 5.65%, 12/1/2041	100,000	120,391

		1,526,332

BUILDING PRODUCTS — 0.2%
Owens Corning 7.00%, 12/1/2036	191,000	216,739

CAPITAL MARKETS — 2.2%
Jefferies Group, Inc.:
6.25%, 1/15/2036	50,000	51,649
6.45%, 6/8/2027	100,000	109,683
Morgan Stanley:
6.25%, 8/9/2026	100,000	118,981
6.38%, 7/24/2042	300,000	361,374
7.25%, 4/1/2032	100,000	127,648
The Goldman Sachs Group, Inc.:
5.95%, 1/15/2027	250,000	277,145
6.13%, 2/15/2033 (b)	400,000	457,215
6.25%, 2/1/2041	330,000	389,805
6.45%, 5/1/2036	550,000	592,768
6.75%, 10/1/2037	522,000	580,400

		3,066,668

CHEMICALS — 1.4%
Agrium, Inc. 6.13%, 1/15/2041	125,000	139,854
E.I. du Pont de Nemours & Co.:
4.15%, 2/15/2043	100,000	100,471
4.90%, 1/15/2041	100,000	112,255
5.60%, 12/15/2036	100,000	121,185

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Eastman Chemical Co. 4.80%, 9/1/2042 (b)	$100,000	$103,331
Ecolab, Inc. 5.50%, 12/8/2041	100,000	115,088
Monsanto Co.:
3.60%, 7/15/2042	37,000	34,995
5.88%, 4/15/2038	100,000	129,254
Potash Corp. of Saskatchewan, Inc.:
5.63%, 12/1/2040	100,000	116,601
5.88%, 12/1/2036	100,000	118,874
Rohm & Haas Co. 7.85%, 7/15/2029	200,000	271,620
The Dow Chemical Co.:
4.38%, 11/15/2042	150,000	142,649
5.25%, 11/15/2041	100,000	107,348
9.40%, 5/15/2039	205,000	321,809
The Sherwin-Williams Co. 4.00%, 12/15/2042	100,000	97,576

		2,032,910

COMMERCIAL BANKS — 3.1%
Bank One Corp. 7.63%, 10/15/2026	200,000	268,710
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 5.25%, 5/24/2041	250,000	283,557
Fifth Third Bancorp 8.25%, 3/1/2038	100,000	138,220
HSBC Bank USA NA 5.88%, 11/1/2034	250,000	288,360
HSBC Holdings PLC:
6.10%, 1/14/2042	350,000	444,385
6.50%, 5/2/2036	300,000	366,747
6.50%, 9/15/2037	270,000	331,957
6.80%, 6/1/2038	150,000	190,123
7.63%, 5/17/2032	100,000	136,133
JPMorgan Chase & Co. 5.60%, 7/15/2041	250,000	296,791
NBD Bank NA/Michigan 8.25%, 11/1/2024	100,000	139,548
Wachovia Bank NA:
5.85%, 2/1/2037	200,000	243,133
6.60%, 1/15/2038	350,000	460,226
Wachovia Corp.:
5.50%, 8/1/2035	250,000	278,114
7.50%, 4/15/2035	200,000	258,907
Wells Fargo & Co. 5.38%, 2/7/2035	100,000	116,970
Wells Fargo Capital X 5.95%, 12/15/2036	100,000	101,000

		4,342,881

COMMERCIAL SERVICES & SUPPLIES — 0.8%
Republic Services, Inc.:
4.75%, 5/15/2023	300,000	338,281
5.70%, 5/15/2041	150,000	173,724
The ADT Corp.:
4.13%, 6/15/2023 (a)	100,000	103,502
4.88%, 7/15/2042 (a)	100,000	95,389
Waste Management, Inc. 7.75%, 5/15/2032	300,000	415,413

		1,126,309

COMMUNICATIONS EQUIPMENT — 0.6%
Cisco Systems, Inc.:
5.50%, 1/15/2040 (b)	250,000	295,993
5.90%, 2/15/2039	295,000	361,248
Harris Corp. 6.15%, 12/15/2040	50,000	58,299
Juniper Networks, Inc. 5.95%, 3/15/2041	100,000	108,922
Motorola Solutions, Inc. 7.50%, 5/15/2025	50,000	63,304

		887,766

COMPUTERS & PERIPHERALS — 0.3%
Dell, Inc.:
6.50%, 4/15/2038 (b)	150,000	142,875
7.10%, 4/15/2028	50,000	52,000
Hewlett-Packard Co. 6.00%, 9/15/2041 (b)	175,000	177,824

		372,699

CONSTRUCTION & ENGINEERING — 0.1%
ABB Finance USA, Inc. 4.38%, 5/8/2042	160,000	167,370

CONSUMER FINANCE — 0.1%
SLM Corp. 5.63%, 8/1/2033	100,000	94,000

DIVERSIFIED CONSUMER SERVICES — 0.2%
Johns Hopkins University 4.08%, 7/1/2053	100,000	101,970
Massachusetts Institute of Technology 5.60%, 7/1/2111	100,000	131,783

		233,753

DIVERSIFIED FINANCIAL SERVICES — 6.3%
American Express Co. 4.05%, 12/3/2042	135,000	129,755
Aon Corp. 6.25%, 9/30/2040	50,000	63,891
Bank of America Corp. 5.88%, 2/7/2042	275,000	326,604
Citigroup, Inc.:
5.85%, 12/11/2034	71,000	82,748
5.88%, 2/22/2033	150,000	164,767
5.88%, 5/29/2037	100,000	117,948
5.88%, 1/30/2042	100,000	118,759
6.00%, 10/31/2033	200,000	221,888
6.13%, 8/25/2036	150,000	170,142
6.63%, 6/15/2032	150,000	174,106
6.88%, 3/5/2038	605,000	798,922
8.13%, 7/15/2039	300,000	437,304
Credit Suisse USA, Inc. 7.13%, 7/15/2032	125,000	173,976
General Electric Capital Corp.:
5.88%, 1/14/2038	810,000	944,172
6.75%, 3/15/2032	780,000	992,641
6.88%, 1/10/2039	580,000	756,608
General Electric Capital Corp., Series A 6.15%, 8/7/2037	300,000	361,079

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

General Electric Capital Services, Inc. 7.50%, 8/21/2035	$100,000	$139,695
Goldman Sachs Capital I 6.35%, 2/15/2034 (b)	200,000	209,000
HJ Heinz Finance Co. 6.75%, 3/15/2032 (b)	50,000	55,500
JPMorgan Chase & Co.:
5.40%, 1/6/2042	100,000	115,640
5.50%, 10/15/2040	200,000	233,770
6.40%, 5/15/2038	385,000	492,172
Merrill Lynch & Co., Inc.:
6.11%, 1/29/2037	615,000	687,983
6.75%, 6/1/2028	150,000	175,345
7.75%, 5/14/2038	120,000	159,892
National Rural Utilities Cooperative Finance Corp. 8.00%, 3/1/2032	125,000	184,196
Raymond James Financial, Inc. 5.63%, 4/1/2024	100,000	114,737
The Western Union Co. 6.20%, 11/17/2036 (b)	100,000	98,141
UBS AG of Stamford, CT 7.75%, 9/1/2026	100,000	128,819

		8,830,200

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.5%
AT&T, Inc.:
5.55%, 8/15/2041	300,000	331,558
6.40%, 5/15/2038	100,000	119,697
6.50%, 9/1/2037	100,000	122,925
British Telecommunications PLC 9.63%, 12/15/2030	350,000	539,088
Qwest Corp.:
7.25%, 9/15/2025	100,000	113,117
7.25%, 10/15/2035 (b)	100,000	103,900
Verizon Communications, Inc.:
3.85%, 11/1/2042	100,000	86,027
4.75%, 11/1/2041	300,000	298,490
5.85%, 9/15/2035	200,000	228,598
6.00%, 4/1/2041	250,000	293,261
6.25%, 4/1/2037	250,000	298,031
6.90%, 4/15/2038	200,000	257,258
7.75%, 12/1/2030	320,000	441,828
Verizon Maryland, Inc. 5.13%, 6/15/2033	150,000	147,996
Verizon New York, Inc., Series A 7.38%, 4/1/2032	100,000	123,528

		3,505,302

ELECTRIC UTILITIES — 11.3%
Alabama Power Co.:
5.20%, 6/1/2041	100,000	117,113
6.00%, 3/1/2039	100,000	127,657
6.13%, 5/15/2038	170,000	219,470
Appalachian Power Co.:
5.80%, 10/1/2035	50,000	58,338
6.70%, 8/15/2037	100,000	129,138
Arizona Public Service Co. 4.50%, 4/1/2042	100,000	104,920
CenterPoint Energy Houston Electric LLC 3.55%, 8/1/2042	200,000	186,095
CMS Energy Corp. 4.70%, 3/31/2043	29,000	29,127
Commonwealth Edison Co. 3.80%, 10/1/2042	100,000	95,682
Commonwealth Edison Co., Series 1 5.90%, 3/15/2036	100,000	125,703
Consolidated Edison Co. of New York, Inc.:
3.95%, 3/1/2043	100,000	98,064
4.20%, 3/15/2042	75,000	77,007
5.50%, 12/1/2039	75,000	91,203
5.70%, 12/1/2036	230,000	284,101
5.70%, 6/15/2040	50,000	62,257
6.30%, 8/15/2037	200,000	264,331
Dominion Resources, Inc:
5.95%, 6/15/2035	100,000	122,918
7.00%, 6/15/2038	100,000	137,408
Duke Energy Carolinas LLC:
4.00%, 9/30/2042	200,000	196,184
4.25%, 12/15/2041	225,000	232,043
6.00%, 1/15/2038	150,000	189,647
6.10%, 6/1/2037	100,000	125,094
6.45%, 10/15/2032	100,000	128,499
Duke Energy Indiana, Inc. 6.45%, 4/1/2039	180,000	235,063
Entergy Louisiana LLC 5.40%, 11/1/2024	100,000	119,550
Exelon Corp. 5.63%, 6/15/2035	200,000	219,986
Exelon Generation Co. LLC:
5.60%, 6/15/2042	160,000	172,012
6.25%, 10/1/2039 (b)	170,000	197,358
FirstEnergy Corp. 7.38%, 11/15/2031	250,000	291,865
FirstEnergy Solutions Corp. 6.80%, 8/15/2039	100,000	116,392
Florida Power & Light Co.:
3.80%, 12/15/2042	100,000	96,669
4.05%, 6/1/2042	100,000	100,465
4.13%, 2/1/2042	100,000	101,724
5.25%, 2/1/2041	100,000	118,568
5.40%, 9/1/2035	150,000	179,834
5.69%, 3/1/2040	115,000	143,496
5.85%, 5/1/2037	150,000	189,867
6.20%, 6/1/2036	150,000	195,149
Florida Power Corp.:
6.35%, 9/15/2037	100,000	130,244
6.40%, 6/15/2038	80,000	105,066
Georgia Power Co.:
4.30%, 3/15/2042 (b)	100,000	100,291
4.75%, 9/1/2040	275,000	291,037
Iberdrola International BV 6.75%, 7/15/2036	100,000	106,947
Interstate Power & Light Co. 6.25%, 7/15/2039	50,000	64,862
John Sevier Combined Cycle Generation LLC 4.63%, 1/15/2042	987	1,105
Kansas City Power & Light Co.:
5.30%, 10/1/2041	50,000	55,714
6.05%, 11/15/2035	100,000	120,851

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Kentucky Utilities Co. 5.13%, 11/1/2040	$75,000	$88,429
MidAmerican Energy Holdings Co.:
5.75%, 11/1/2035	100,000	122,762
8.48%, 9/15/2028	125,000	182,478
Mississippi Power Co. 4.25%, 3/15/2042	100,000	97,841
Nevada Power Co.:
5.38%, 9/15/2040	175,000	206,332
6.65%, 4/1/2036	100,000	133,007
Nisource Finance Corp.:
5.25%, 2/15/2043	100,000	105,057
5.95%, 6/15/2041	100,000	113,740
Northern States Power Co.:
3.40%, 8/15/2042	150,000	136,161
5.35%, 11/1/2039	50,000	60,964
Oglethorpe Power Corp.:
4.20%, 12/1/2042	100,000	95,547
5.38%, 11/1/2040	65,000	73,130
5.95%, 11/1/2039	50,000	60,098
Ohio Edison Co.:
6.88%, 7/15/2036	100,000	127,534
8.25%, 10/15/2038	100,000	151,819
Ohio Power Co.:
6.60%, 2/15/2033	102,000	129,900
6.60%, 3/1/2033	100,000	127,393
Oncor Electric Delivery Co. LLC:
5.30%, 6/1/2042	100,000	111,212
7.00%, 5/1/2032	150,000	195,572
7.50%, 9/1/2038	125,000	171,889
Pacific Gas & Electric Co.:
5.40%, 1/15/2040	250,000	292,935
5.80%, 3/1/2037	150,000	182,581
6.05%, 3/1/2034	550,000	687,828
PacifiCorp:
4.10%, 2/1/2042	125,000	126,859
6.00%, 1/15/2039	100,000	128,697
Potomac Electric Power Co.:
4.15%, 3/15/2043	50,000	51,009
7.90%, 12/15/2038	100,000	154,978
PPL Electric Utilities Corp.:
5.20%, 7/15/2041	105,000	125,173
6.25%, 5/15/2039	50,000	66,819
Progress Energy, Inc.:
6.00%, 12/1/2039	100,000	121,689
7.00%, 10/30/2031	200,000	258,563
7.75%, 3/1/2031	40,000	54,769
Public Service Co. of Colorado:
6.25%, 9/1/2037	100,000	133,867
6.50%, 8/1/2038	120,000	166,005
Public Service Electric & Gas Co.:
3.65%, 9/1/2042	100,000	95,271
3.95%, 5/1/2042	100,000	99,959
5.50%, 3/1/2040	100,000	123,968
5.80%, 5/1/2037	100,000	127,619
Puget Sound Energy, Inc.:
4.43%, 11/15/2041	100,000	105,502
5.48%, 6/1/2035	125,000	148,742
5.64%, 4/15/2041	100,000	123,483
5.80%, 3/15/2040	55,000	69,154
San Diego Gas & Electric Co.:
3.95%, 11/15/2041	25,000	25,290
4.30%, 4/1/2042 (b)	100,000	106,689
5.35%, 5/15/2035	100,000	120,316
San Diego Gas & Electric Co., Series D 6.00%, 6/1/2026	100,000	129,770
South Carolina Electric & Gas Co.:
4.35%, 2/1/2042	50,000	50,964
5.30%, 5/15/2033	50,000	57,923
5.45%, 2/1/2041 (b)	150,000	179,413
Southern California Edison Co.:
3.90%, 3/15/2043	150,000	148,367
4.05%, 3/15/2042	250,000	252,014
5.95%, 2/1/2038	100,000	128,605
6.00%, 1/15/2034	200,000	255,025
Southern California Edison Co., Series G 5.75%, 4/1/2035	150,000	186,846
Southwestern Electric Power Co. 6.20%, 3/15/2040	130,000	159,345
Southwestern Public Service Co., Series F 6.00%, 10/1/2036	100,000	121,088
System Energy Resources, Inc. 4.10%, 4/1/2023	100,000	103,340
Tampa Electric Co.:
4.10%, 6/15/2042	100,000	101,141
6.55%, 5/15/2036	50,000	67,889
The Connecticut Light & Power Co. 6.35%, 6/1/2036	50,000	66,158
The Detroit Edison Co.:
3.95%, 6/15/2042	75,000	74,458
5.70%, 10/1/2037	50,000	62,273
The Toledo Edison Co. 6.15%, 5/15/2037	100,000	121,076
Union Electric Co. 8.45%, 3/15/2039	100,000	162,249
Virginia Electric and Power Co. 6.00%, 5/15/2037	89,000	114,708
Westar Energy, Inc. 4.13%, 3/1/2042	100,000	101,917
Wisconsin Electric Power Co. 3.65%, 12/15/2042	150,000	142,613
Xcel Energy, Inc.:
4.80%, 9/15/2041	100,000	109,867
6.50%, 7/1/2036	100,000	131,204

		15,872,997

ELECTRICAL EQUIPMENT — 0.1%
Emerson Electric Co. 6.00%, 8/15/2032	150,000	194,171

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Corning, Inc.:
4.75%, 3/15/2042	50,000	50,933
5.75%, 8/15/2040	75,000	87,024
7.25%, 8/15/2036	50,000	61,522

		199,479

ENERGY EQUIPMENT & SERVICES — 0.8%
Cameron International Corp. 5.95%, 6/1/2041	100,000	120,968
Halliburton Co.:
4.50%, 11/15/2041	100,000	106,771

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

6.70%, 9/15/2038	$200,000	$270,685
National Oilwell Varco, Inc. 3.95%, 12/1/2042	150,000	143,610
Weatherford International, Inc. 6.80%, 6/15/2037	100,000	111,756
Weatherford International, Ltd./Bermuda:
5.95%, 4/15/2042	150,000	153,493
6.50%, 8/1/2036	125,000	133,563
6.75%, 9/15/2040	100,000	109,567

		1,150,413

FOOD & STAPLES RETAILING — 2.9%
CVS Caremark Corp.:
5.75%, 5/15/2041	200,000	237,414
6.13%, 9/15/2039	200,000	245,959
6.25%, 6/1/2027	100,000	127,793
Delhaize America LLC 9.00%, 4/15/2031	50,000	61,438
Safeway, Inc. 7.25%, 2/1/2031	150,000	170,660
Sysco Corp. 6.63%, 3/17/2039	100,000	131,748
The Kroger Co.:
5.40%, 7/15/2040	100,000	104,655
6.90%, 4/15/2038	100,000	125,917
7.50%, 4/1/2031	65,000	82,497
Wal-Mart Stores, Inc.:
4.88%, 7/8/2040 (b)	175,000	197,684
5.00%, 10/25/2040	250,000	286,843
5.25%, 9/1/2035	280,000	329,080
5.63%, 4/1/2040	200,000	249,439
5.63%, 4/15/2041	200,000	249,296
5.88%, 4/5/2027	250,000	326,378
6.20%, 4/15/2038	250,000	329,228
6.50%, 8/15/2037	375,000	509,134
7.55%, 2/15/2030	150,000	213,665
Walgreen Co. 4.40%, 9/15/2042 (b)	50,000	47,756

		4,026,584

FOOD PRODUCTS — 2.4%
Ahold Finance USA LLC 6.88%, 5/1/2029	100,000	128,552
Archer-Daniels-Midland Co.:
4.02%, 4/16/2043	250,000	236,783
5.38%, 9/15/2035	100,000	114,874
Campbell Soup Co. 3.80%, 8/2/2042 (b)	58,000	51,574
ConAgra Foods, Inc.:
6.63%, 8/15/2039 (a)	150,000	187,219
7.13%, 10/1/2026	150,000	191,109
Delhaize Group SA 5.70%, 10/1/2040	100,000	96,870
General Mills, Inc.:
4.15%, 2/15/2043	100,000	99,451
5.40%, 6/15/2040	100,000	118,755
Kellogg Co., Series B 7.45%, 4/1/2031	225,000	301,844
Kraft Foods Group, Inc.:
5.00%, 6/4/2042	300,000	320,038
6.50%, 2/9/2040	150,000	188,724
6.88%, 1/26/2039	100,000	130,835
Kraft Foods, Inc.:
6.50%, 2/9/2040	315,000	407,761
6.88%, 1/26/2039 (b)	145,000	193,670
7.00%, 8/11/2037	250,000	335,889
The Hershey Co. 7.20%, 8/15/2027	50,000	68,291
Unilever Capital Corp. 5.90%, 11/15/2032	160,000	212,748

		3,384,987

GAS UTILITIES — 0.3%
AGL Capital Corp. 5.88%, 3/15/2041	70,000	87,140
Atmos Energy Corp.:
4.15%, 1/15/2043	100,000	99,956
5.50%, 6/15/2041	100,000	120,009
Southern California Gas Co. 3.75%, 9/15/2042	50,000	48,845
Southern Union Co. 7.60%, 2/1/2024	100,000	128,942

		484,892

HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
Baxter International, Inc. 3.65%, 8/15/2042	100,000	91,837
Becton Dickinson and Co. 6.00%, 5/15/2039	100,000	127,776
Boston Scientific Corp. 7.38%, 1/15/2040	101,000	133,769
Covidien International Finance SA 6.55%, 10/15/2037	100,000	135,166
Medtronic, Inc.:
4.00%, 4/1/2043	100,000	97,737
5.55%, 3/15/2040	100,000	122,915
St. Jude Medical, Inc.:
3.25%, 4/15/2023	150,000	151,390
4.75%, 4/15/2043	75,000	77,024

		937,614

HEALTH CARE PROVIDERS & SERVICES — 2.3%
Aetna, Inc.:
4.50%, 5/15/2042	190,000	190,537
6.63%, 6/15/2036	200,000	259,690
Cardinal Health, Inc. 4.60%, 3/15/2043	60,000	58,264
CIGNA Corp. 5.88%, 3/15/2041	250,000	296,216
Humana, Inc. 4.63%, 12/1/2042	107,000	101,900
Kaiser Foundation Hospitals 4.88%, 4/1/2042	100,000	108,914
Mayo Clinic 4.00%, 11/15/2047	100,000	98,501
McKesson Corp. 6.00%, 3/1/2041	50,000	63,778
Quest Diagnostics, Inc.:
5.75%, 1/30/2040	100,000	105,181
6.95%, 7/1/2037	75,000	90,234
UnitedHealth Group, Inc.:
4.25%, 3/15/2043	200,000	196,256
4.38%, 3/15/2042	50,000	49,940
5.80%, 3/15/2036	150,000	176,957

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

5.95%, 2/15/2041	$100,000	$123,008
6.63%, 11/15/2037	200,000	259,924
6.88%, 2/15/2038	215,000	285,754
WellPoint, Inc.:
4.63%, 5/15/2042	100,000	99,880
4.65%, 1/15/2043	100,000	99,457
5.85%, 1/15/2036	150,000	174,369
5.95%, 12/15/2034	150,000	176,867
6.38%, 6/15/2037	130,000	158,426

		3,174,053

HOTELS, RESTAURANTS & LEISURE — 0.5%
Darden Restaurants, Inc. 6.80%, 10/15/2037	100,000	115,425
McDonald’s Corp.:
3.70%, 2/15/2042	100,000	96,849
4.88%, 7/15/2040	75,000	86,077
6.30%, 10/15/2037	100,000	135,698
6.30%, 3/1/2038	125,000	170,023
Yum! Brands, Inc. 6.88%, 11/15/2037	100,000	129,565

		733,637

HOUSEHOLD DURABLES — 0.0% (c)
Whirlpool Corp. 5.15%, 3/1/2043	50,000	50,515

HOUSEHOLD PRODUCTS — 0.5%
Colgate-Palmolive Co. 1.95%, 2/1/2023	50,000	47,575
Kimberly-Clark Corp. 5.30%, 3/1/2041	150,000	183,122
The Procter & Gamble Co.:
5.50%, 2/1/2034	100,000	125,437
5.55%, 3/5/2037	250,000	316,868

		673,002

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.1%
TransAlta Corp. 6.50%, 3/15/2040	100,000	102,152

INDUSTRIAL CONGLOMERATES — 0.5%
3M Co. 5.70%, 3/15/2037	150,000	193,658
General Electric Co. 4.13%, 10/9/2042 (b)	250,000	248,845
Koninklijke Philips Electronics NV:
5.00%, 3/15/2042	50,000	55,744
6.88%, 3/11/2038 (b)	100,000	134,419
Tyco Electronics Group SA 7.13%, 10/1/2037	100,000	125,161

		757,827

INSURANCE — 5.1%
ACE INA Holdings, Inc.:
4.15%, 3/13/2043	100,000	101,163
6.70%, 5/15/2036	100,000	137,076
Aflac, Inc.:
6.45%, 8/15/2040	50,000	62,651
6.90%, 12/17/2039	18,000	23,648
American International Group, Inc.:
6.25%, 5/1/2036	225,000	281,081
8.18%, 5/15/2058 (d)	650,000	879,125
Aon PLC 4.25%, 12/12/2042 (a)	20,000	19,240
Assurant, Inc. 6.75%, 2/15/2034	50,000	55,493
AXA SA 8.60%, 12/15/2030	215,000	275,200
Berkshire Hathaway Finance Corp.:
4.40%, 5/15/2042	150,000	147,998
5.75%, 1/15/2040	100,000	119,298
Berkshire Hathaway, Inc. 4.50%, 2/11/2043 (b)	100,000	100,780
Chubb Corp. 6.50%, 5/15/2038	170,000	230,245
Cincinnati Financial Corp. 6.92%, 5/15/2028	100,000	128,781
Endurance Specialty Holdings, Ltd. 7.00%, 7/15/2034	50,000	56,730
Genworth Financial, Inc. 6.50%, 6/15/2034	100,000	105,500
Hartford Financial Services Group, Inc.:
6.63%, 3/30/2040	100,000	129,599
6.63%, 4/15/2042 (b)	100,000	130,668
Lincoln National Corp.:
6.30%, 10/9/2037	100,000	121,446
7.00%, 6/15/2040	100,000	132,242
Markel Corp. 5.00%, 3/30/2043	33,000	33,242
Marsh & McLennan Cos., Inc. 5.88%, 8/1/2033 (b)	50,000	58,634
MetLife, Inc.:
4.13%, 8/13/2042	150,000	141,994
5.70%, 6/15/2035	350,000	409,529
6.38%, 6/15/2034	100,000	127,006
6.40%, 12/15/2036	200,000	220,500
Principal Financial Group, Inc.:
3.13%, 5/15/2023	100,000	100,132
4.63%, 9/15/2042	100,000	102,818
6.05%, 10/15/2036 (b)	50,000	61,746
Protective Life Corp. 8.45%, 10/15/2039	100,000	128,600
Prudential Financial, Inc.:
5.20%, 3/15/2044 (d)	150,000	150,375
5.40%, 6/13/2035	150,000	162,579
5.63%, 5/12/2041	125,000	141,187
5.75%, 7/15/2033	75,000	84,668
6.63%, 12/1/2037	195,000	245,049
Prudential Financial, Inc., Series D 5.70%, 12/14/2036	150,000	170,076
Swiss Re Solutions Holding Corp. 7.00%, 2/15/2026	85,000	109,366
The Allstate Corp.:
5.20%, 1/15/2042	50,000	57,822
5.55%, 5/9/2035	125,000	148,895
5.95%, 4/1/2036	130,000	162,627
6.13%, 12/15/2032	100,000	125,431
6.90%, 5/15/2038	100,000	140,429
The Progressive Corp.:
6.25%, 12/1/2032	50,000	63,374
6.63%, 3/1/2029	100,000	127,503
The Travelers Cos., Inc. 6.25%, 6/15/2037	230,000	304,059

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Travelers Property Casualty Corp. 6.38%, 3/15/2033	$150,000	$195,416
Unum Group 5.75%, 8/15/2042	100,000	108,511
XL Group PLC 6.25%, 5/15/2027	100,000	120,956

		7,240,488

INTERNET SOFTWARE & SERVICES — 0.1%
eBay, Inc. 4.00%, 7/15/2042	100,000	90,659

IT SERVICES — 0.6%
International Business Machines Corp.:
4.00%, 6/20/2042	125,000	125,376
5.60%, 11/30/2039	187,000	232,845
5.88%, 11/29/2032	150,000	192,040
6.50%, 1/15/2028	50,000	65,750
7.00%, 10/30/2025	100,000	140,890
SAIC, Inc. 5.95%, 12/1/2040	100,000	102,994

		859,895

LEISURE EQUIPMENT & PRODUCTS — 0.1%
Hasbro, Inc. 6.35%, 3/15/2040	50,000	57,626
Mattel, Inc. 5.45%, 11/1/2041	100,000	107,821

		165,447

MACHINERY — 1.2%
Caterpillar, Inc.:
3.80%, 8/15/2042	239,000	225,677
5.20%, 5/27/2041 (b)	115,000	135,315
6.05%, 8/15/2036	100,000	127,680
Deere & Co.:
3.90%, 6/9/2042	250,000	244,347
5.38%, 10/16/2029	150,000	183,342
Dover Corp. 5.38%, 3/1/2041	200,000	240,747
Eaton Corp.:
4.00%, 11/2/2032 (a)	100,000	98,234
4.15%, 11/2/2042 (a)	150,000	144,252
Illinois Tool Works, Inc.:
3.90%, 9/1/2042 (b)	200,000	192,129
4.88%, 9/15/2041	25,000	27,619
Stanley Black & Decker, Inc. 5.20%, 9/1/2040	50,000	55,799

		1,675,141

MEDIA — 7.4%
CBS Corp.:
4.85%, 7/1/2042	100,000	96,771
5.50%, 5/15/2033	150,000	155,903
7.88%, 7/30/2030	125,000	165,759
CC Holdings GS V LLC 3.85%, 4/15/2023 (a)	100,000	100,743
Comcast Corp.:
4.25%, 1/15/2033	200,000	200,462
4.50%, 1/15/2043	100,000	100,613
4.65%, 7/15/2042	98,000	101,148
5.65%, 6/15/2035	100,000	116,310
6.40%, 5/15/2038	150,000	189,116
6.40%, 3/1/2040	250,000	317,580
6.45%, 3/15/2037	100,000	126,647
6.50%, 11/15/2035	150,000	192,743
6.55%, 7/1/2039	150,000	196,173
6.95%, 8/15/2037 (b)	410,000	546,456
7.05%, 3/15/2033	150,000	200,447
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
5.15%, 3/15/2042	200,000	193,219
6.00%, 8/15/2040	250,000	267,047
6.38%, 3/1/2041	150,000	167,171
Discovery Communications LLC:
4.88%, 4/1/2043	100,000	102,596
4.95%, 5/15/2042 (b)	175,000	178,194
6.35%, 6/1/2040	50,000	60,543
Grupo Televisa SA 6.63%, 3/18/2025	150,000	191,107
NBCUniversal Media LLC:
4.45%, 1/15/2043	150,000	148,713
5.95%, 4/1/2041	200,000	244,726
6.40%, 4/30/2040	50,000	63,284
News America, Inc.:
6.15%, 3/1/2037	350,000	414,963
6.15%, 2/15/2041	300,000	358,608
6.20%, 12/15/2034	150,000	178,060
6.40%, 12/15/2035	250,000	302,872
6.65%, 11/15/2037	140,000	174,058
The Walt Disney Co.:
4.13%, 12/1/2041	50,000	50,867
4.38%, 8/16/2041	50,000	53,496
7.00%, 3/1/2032	100,000	140,830
Thomson Reuters Corp. 5.85%, 4/15/2040	200,000	235,605
Time Warner Cable, Inc.:
4.50%, 9/15/2042	200,000	180,056
5.50%, 9/1/2041	125,000	129,878
5.88%, 11/15/2040	150,000	159,358
6.55%, 5/1/2037	500,000	578,263
7.30%, 7/1/2038	305,000	379,307
Time Warner Cos., Inc. 6.95%, 1/15/2028	100,000	127,091
Time Warner Entertainment Co. LP 8.38%, 3/15/2023	150,000	205,546
Time Warner, Inc.:
4.90%, 6/15/2042 (b)	75,000	74,969
6.10%, 7/15/2040	150,000	173,122
6.20%, 3/15/2040	150,000	176,430
6.25%, 3/29/2041	100,000	117,339
6.50%, 11/15/2036	100,000	119,055
7.63%, 4/15/2031	240,000	318,341
7.70%, 5/1/2032	650,000	882,609
Viacom, Inc.:
4.38%, 3/15/2043 (a)	212,000	192,685
4.88%, 6/15/2043 (b)	50,000	51,135
6.88%, 4/30/2036	150,000	187,477
WPP Finance UK 5.13%, 9/7/2042	50,000	48,685

		10,434,176

METALS & MINING — 3.5%
Alcoa, Inc.:
5.90%, 2/1/2027	100,000	103,738

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

5.95%, 2/1/2037 (b)	$50,000	$48,255
6.75%, 1/15/2028 (b)	50,000	53,589
Barrick Gold Corp. 5.25%, 4/1/2042	200,000	199,638
Barrick North America Finance LLC 5.70%, 5/30/2041	50,000	52,661
Barrick PD Australia Finance Pty Ltd. 5.95%, 10/15/2039	200,000	217,432
BHP Billiton Finance USA, Ltd. 4.13%, 2/24/2042 (b)	225,000	224,719
Cliffs Natural Resources, Inc. 6.25%, 10/1/2040 (b)	200,000	186,812
Freeport-McMoRan Copper & Gold, Inc.:
3.88%, 3/15/2023 (a)	300,000	299,653
5.45%, 3/15/2043 (a)	320,000	317,541
Newmont Mining Corp.:
4.88%, 3/15/2042	150,000	143,775
6.25%, 10/1/2039	190,000	216,958
Nucor Corp. 6.40%, 12/1/2037	50,000	65,206
Rio Tinto Alcan, Inc.:
6.13%, 12/15/2033	165,000	203,862
7.25%, 3/15/2031	200,000	267,775
Rio Tinto Finance USA, Ltd. 5.20%, 11/2/2040 (b)	250,000	277,390
Southern Copper Corp.:
5.25%, 11/8/2042	150,000	142,191
6.75%, 4/16/2040 (b)	275,000	313,226
Teck Resources, Ltd.:
3.75%, 2/1/2023	200,000	195,015
6.13%, 10/1/2035	50,000	51,821
6.25%, 7/15/2041	350,000	364,039
Vale Overseas, Ltd.:
6.88%, 11/21/2036	620,000	704,914
6.88%, 11/10/2039	100,000	113,998
Vale SA 5.63%, 9/11/2042	200,000	197,520

		4,961,728

MULTI-UTILITIES — 1.5%
Dominion Resources, Inc.:
4.05%, 9/15/2042	150,000	144,441
4.90%, 8/1/2041	100,000	109,729
5.25%, 8/1/2033	150,000	169,787
Dominion Resources, Inc., Series E 6.30%, 3/15/2033	150,000	188,929
DTE Energy Co. 6.38%, 4/15/2033	100,000	125,930
MidAmerican Energy Holdings Co.:
5.95%, 5/15/2037	100,000	122,174
6.13%, 4/1/2036	530,000	655,924
6.50%, 9/15/2037	230,000	297,291
Nisource Finance Corp. 3.85%, 2/15/2023	100,000	103,173
Sempra Energy 6.00%, 10/15/2039	200,000	244,340

		2,161,718

MULTILINE RETAIL — 1.3%
Kohl’s Corp.:
6.00%, 1/15/2033	75,000	77,351
6.88%, 12/15/2037	50,000	57,132
Macy’s Retail Holdings, Inc.:
5.13%, 1/15/2042	100,000	103,694
6.65%, 7/15/2024	125,000	152,179
6.70%, 7/15/2034	100,000	118,700
Nordstrom, Inc. 6.95%, 3/15/2028	150,000	191,352
Target Corp.:
4.00%, 7/1/2042	250,000	244,406
6.35%, 11/1/2032	125,000	161,967
6.50%, 10/15/2037	200,000	268,815
7.00%, 1/15/2038	265,000	379,525

		1,755,121

OIL, GAS & CONSUMABLE FUELS — 12.5%
Alberta Energy Co., Ltd. 7.38%, 11/1/2031	10,000	12,458
Anadarko Petroleum Corp.:
6.20%, 3/15/2040	125,000	150,824
6.45%, 9/15/2036	350,000	429,495
Apache Corp.:
4.25%, 1/15/2044	100,000	94,377
4.75%, 4/15/2043	250,000	254,303
5.10%, 9/1/2040	150,000	160,244
5.25%, 2/1/2042	50,000	54,509
6.00%, 1/15/2037	225,000	268,337
Baker Hughes, Inc. 5.13%, 9/15/2040	200,000	230,609
Canadian Natural Resources, Ltd.:
5.85%, 2/1/2035	100,000	113,775
6.25%, 3/15/2038	355,000	428,094
7.20%, 1/15/2032	100,000	129,743
Cenovus Energy, Inc.:
4.45%, 9/15/2042	100,000	97,242
6.75%, 11/15/2039	200,000	257,812
CenterPoint Energy Resources Corp. 5.85%, 1/15/2041	35,000	43,387
Conoco Funding Co. 7.25%, 10/15/2031	165,000	234,122
Conoco, Inc. 6.95%, 4/15/2029	265,000	356,045
ConocoPhillips 6.50%, 2/1/2039	375,000	504,184
Devon Energy Corp.:
4.75%, 5/15/2042 (b)	250,000	244,877
5.60%, 7/15/2041	100,000	108,439
7.95%, 4/15/2032	100,000	136,224
Devon Financing Corp. ULC 7.88%, 9/30/2031	215,000	289,598
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	100,000	142,407
El Paso Pipeline Partners Operating Co. LLC 4.70%, 11/1/2042	100,000	94,912
Enbridge Energy Partners LP, Series B 7.50%, 4/15/2038	100,000	127,139
EnCana Corp.:
6.50%, 8/15/2034	150,000	172,800
6.50%, 2/1/2038 (b)	150,000	175,093
6.63%, 8/15/2037	150,000	176,727
Energy Transfer Partners LP:
5.15%, 2/1/2043	100,000	99,209
6.05%, 6/1/2041	75,000	81,067

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

6.50%, 2/1/2042	$230,000	$262,725
6.63%, 10/15/2036	50,000	57,358
ENI USA, Inc. 7.30%, 11/15/2027	100,000	136,403
Enterprise Products Operating LLC:
4.45%, 2/15/2043	250,000	240,700
4.85%, 3/15/2044	150,000	153,585
6.13%, 10/15/2039	350,000	411,404
6.65%, 10/15/2034	100,000	124,629
7.55%, 4/15/2038	115,000	156,161
EOG Resources, Inc. 2.63%, 3/15/2023	200,000	197,672
Hess Corp.:
5.60%, 2/15/2041 (b)	100,000	107,510
6.00%, 1/15/2040	125,000	139,314
7.13%, 3/15/2033	100,000	122,416
7.30%, 8/15/2031	165,000	204,499
7.88%, 10/1/2029	100,000	128,838
Husky Energy, Inc. 6.80%, 9/15/2037	50,000	63,686
Kerr-McGee Corp.:
6.95%, 7/1/2024	100,000	125,580
7.88%, 9/15/2031	150,000	195,915
Kinder Morgan Energy Partners LP:
3.45%, 2/15/2023 (b)	100,000	101,398
5.00%, 3/1/2043	150,000	151,563
5.63%, 9/1/2041	100,000	109,710
6.38%, 3/1/2041	150,000	178,748
6.95%, 1/15/2038	225,000	281,976
7.40%, 3/15/2031	300,000	384,150
Marathon Oil Corp.:
6.60%, 10/1/2037	50,000	62,950
6.80%, 3/15/2032	150,000	189,623
Marathon Petroleum Corp. 6.50%, 3/1/2041 (b)	150,000	185,172
Murphy Oil Corp. 5.13%, 12/1/2042	100,000	92,449
Nexen, Inc.:
5.88%, 3/10/2035	200,000	241,485
6.40%, 5/15/2037	100,000	128,794
7.50%, 7/30/2039	165,000	240,495
Noble Energy, Inc. 6.00%, 3/1/2041	150,000	179,288
Noble Holding International, Ltd.:
5.25%, 3/15/2042	150,000	149,946
6.05%, 3/1/2041 (b)	50,000	55,413
Occidental Petroleum Corp. 2.70%, 2/15/2023	125,000	125,328
ONEOK Partners LP:
6.13%, 2/1/2041 (b)	150,000	174,187
6.85%, 10/15/2037	100,000	124,793
Petro-Canada:
5.35%, 7/15/2033	100,000	108,678
5.95%, 5/15/2035	100,000	117,497
6.80%, 5/15/2038	320,000	415,492
Phillips 66 5.88%, 5/1/2042	250,000	293,542
Plains All American Pipeline LP/PAA Finance Corp.:
2.85%, 1/31/2023	100,000	98,227
4.30%, 1/31/2043 (b)	100,000	95,421
5.15%, 6/1/2042	100,000	108,163
6.65%, 1/15/2037	50,000	63,598
Shell International Finance BV:
3.63%, 8/21/2042 (b)	150,000	144,286
5.50%, 3/25/2040	150,000	187,152
6.38%, 12/15/2038	390,000	534,584
Southern Natural Gas Co. 8.00%, 3/1/2032	15,000	21,152
Suncor Energy, Inc. 6.85%, 6/1/2039	200,000	262,435
Sunoco Logistics Partners Operations LP 6.10%, 2/15/2042	150,000	169,024
Talisman Energy, Inc.:
5.50%, 5/15/2042	100,000	103,668
6.25%, 2/1/2038	100,000	111,654
Tennessee Gas Pipeline Co. 7.00%, 3/15/2027	100,000	133,640
Texas Eastern Transmission LP 7.00%, 7/15/2032	100,000	133,053
Tosco Corp.:
7.80%, 1/1/2027	150,000	215,609
8.13%, 2/15/2030	150,000	217,588
Total Capital Canada, Ltd. 2.75%, 7/15/2023	150,000	150,540
TransCanada Pipelines, Ltd.:
5.85%, 3/15/2036	100,000	120,618
6.10%, 6/1/2040 (b)	100,000	125,629
6.20%, 10/15/2037	120,000	150,489
7.63%, 1/15/2039	265,000	377,963
Transcontinental Gas Pipe Line Co. LLC:
4.45%, 8/1/2042	22,000	21,777
5.40%, 8/15/2041	50,000	56,453
Transocean, Inc.:
6.80%, 3/15/2038	100,000	110,804
7.35%, 12/15/2041	100,000	119,424
7.50%, 4/15/2031 (b)	130,000	150,799
Valero Energy Corp.:
7.50%, 4/15/2032	225,000	289,564
10.50%, 3/15/2039	100,000	158,221
Williams Cos., Inc. 8.75%, 3/15/2032	200,000	272,070
Williams Partners LP 6.30%, 4/15/2040	200,000	232,316

		17,525,045

PAPER & FOREST PRODUCTS — 0.5%
Georgia-Pacific LLC 8.88%, 5/15/2031	200,000	295,615
International Paper Co.:
6.00%, 11/15/2041	100,000	116,104
7.30%, 11/15/2039	100,000	130,741
8.70%, 6/15/2038	50,000	72,552
Westvaco Corp. 7.95%, 2/15/2031	100,000	121,412

		736,424

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc. 6.95%, 3/15/2043	50,000	51,589
The Estee Lauder Cos., Inc.:
3.70%, 8/15/2042	50,000	45,548

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

6.00%, 5/15/2037	$100,000	$124,800

		221,937

PHARMACEUTICALS — 4.9%
Abbott Laboratories:
5.30%, 5/27/2040 (b)	50,000	60,872
6.00%, 4/1/2039	175,000	228,463
AbbVie, Inc. 4.40%, 11/6/2042 (a)	350,000	351,013
Actavis, Inc. 4.63%, 10/1/2042	100,000	99,884
AstraZeneca PLC:
4.00%, 9/18/2042	200,000	193,199
6.45%, 9/15/2037	400,000	519,043
Bristol-Myers Squibb Co.:
3.25%, 8/1/2042 (b)	71,000	61,494
5.88%, 11/15/2036	324,000	402,982
Eli Lilly & Co.:
5.50%, 3/15/2027	165,000	206,185
5.95%, 11/15/2037	100,000	126,109
6.77%, 1/1/2036	100,000	136,828
Express Scripts Holding Co. 6.13%, 11/15/2041 (b)	175,000	217,799
GlaxoSmithKline Capital, Inc.:
4.20%, 3/18/2043	45,000	45,754
6.38%, 5/15/2038	430,000	565,238
Hospira, Inc. 5.60%, 9/15/2040	100,000	100,948
Johnson & Johnson:
4.50%, 9/1/2040	150,000	168,271
5.95%, 8/15/2037	75,000	99,293
6.73%, 11/15/2023	250,000	345,021
Merck & Co, Inc.:
5.85%, 6/30/2039	200,000	256,608
5.95%, 12/1/2028	100,000	127,816
6.30%, 1/1/2026	150,000	198,186
6.50%, 12/1/2033	200,000	277,448
6.55%, 9/15/2037	100,000	137,948
Novartis Capital Corp. 3.70%, 9/21/2042	100,000	95,968
Pfizer, Inc. 7.20%, 3/15/2039	410,000	600,541
Teva Pharmaceutical Finance Co. LLC 6.15%, 2/1/2036	100,000	126,522
Wyeth:
5.95%, 4/1/2037	250,000	316,539
6.45%, 2/1/2024	250,000	330,363
6.50%, 2/1/2034	225,000	302,743
Zoetis, Inc.:
3.25%, 2/1/2023 (a)	100,000	100,991
4.70%, 2/1/2043 (a)	126,000	127,980

		6,928,049

REAL ESTATE INVESTMENT TRUSTS — 0.5%
Boston Properties LP 3.85%, 2/1/2023	200,000	212,193
HCP, Inc. 6.75%, 2/1/2041	100,000	128,012
Health Care REIT, Inc. 6.50%, 3/15/2041	86,000	101,788
Simon Property Group LP 6.75%, 2/1/2040	165,000	221,470

		663,463

ROAD & RAIL — 2.5%
Burlington Northern Santa Fe LLC:
4.38%, 9/1/2042	100,000	99,069
4.40%, 3/15/2042	75,000	74,610
4.95%, 9/15/2041	150,000	160,712
5.40%, 6/1/2041	150,000	171,174
5.75%, 5/1/2040	150,000	178,052
6.15%, 5/1/2037	100,000	124,580
7.95%, 8/15/2030	50,000	69,793
Canadian National Railway Co.:
3.50%, 11/15/2042	100,000	91,490
6.38%, 11/15/2037 (b)	100,000	138,105
6.90%, 7/15/2028	95,000	127,684
Canadian Pacific Railway Co. 4.45%, 3/15/2023	100,000	110,320
Canadian Pacific Railway, Ltd. 5.75%, 1/15/2042	100,000	118,381
Con-way, Inc. 6.70%, 5/1/2034	50,000	52,419
CSX Corp.:
4.10%, 3/15/2044	111,000	104,998
4.40%, 3/1/2043	200,000	197,966
4.75%, 5/30/2042	115,000	119,404
6.22%, 4/30/2040	120,000	149,225
Norfolk Southern Corp.:
2.90%, 2/15/2023 (a)	347,000	345,947
4.84%, 10/1/2041	350,000	384,853
6.00%, 3/15/2105	100,000	121,401
Union Pacific Corp.:
2.75%, 4/15/2023	150,000	151,583
4.30%, 6/15/2042	50,000	50,976
4.75%, 9/15/2041	75,000	82,045
5.78%, 7/15/2040	200,000	244,965

		3,469,752

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.4%
Applied Materials, Inc. 5.85%, 6/15/2041	100,000	117,297
Intel Corp.:
4.00%, 12/15/2032	100,000	97,960
4.25%, 12/15/2042 (b)	100,000	96,201
4.80%, 10/1/2041	289,000	305,139

		616,597

SOFTWARE — 1.0%
Microsoft Corp.:
4.50%, 10/1/2040	300,000	325,817
5.20%, 6/1/2039	100,000	118,766
5.30%, 2/8/2041	100,000	121,094
Oracle Corp.:
5.38%, 7/15/2040	300,000	351,371
6.13%, 7/8/2039	205,000	262,300
6.50%, 4/15/2038 (b)	200,000	265,852

		1,445,200

SPECIALTY RETAIL — 1.0%
Lowe’s Cos., Inc.:
4.65%, 4/15/2042	100,000	103,505

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

5.80%, 10/15/2036	$100,000	$118,230
5.80%, 4/15/2040	100,000	119,644
6.65%, 9/15/2037	150,000	194,014
QVC, Inc. 5.95%, 3/15/2043 (a)	100,000	100,947
The Home Depot, Inc.:
5.40%, 9/15/2040	100,000	117,046
5.88%, 12/16/2036	415,000	516,373
5.95%, 4/1/2041	125,000	160,030

		1,429,789

TEXTILES, APPAREL & LUXURY GOODS — 0.1%
V.F. Corp. 6.45%, 11/1/2037	100,000	126,506

TOBACCO — 1.3%
Altria Group, Inc.:
4.25%, 8/9/2042	250,000	232,840
9.95%, 11/10/2038	165,000	270,741
10.20%, 2/6/2039	200,000	334,455
Lorillard Tobacco Co. 8.13%, 5/1/2040 (b)	50,000	65,094
Philip Morris International, Inc.:
2.63%, 3/6/2023	100,000	98,240
3.88%, 8/21/2042	200,000	184,562
4.13%, 3/4/2043	50,000	48,027
4.38%, 11/15/2041	100,000	99,073
4.50%, 3/20/2042	150,000	151,647
6.38%, 5/16/2038	150,000	190,933
Reynolds American, Inc. 4.75%, 11/1/2042	225,000	216,276

		1,891,888

WIRELESS TELECOMMUNICATION SERVICES — 6.3%
Alltel Corp. 7.88%, 7/1/2032	100,000	145,427
America Movil SAB de CV:
4.38%, 7/16/2042 (b)	250,000	230,699
6.13%, 3/30/2040	300,000	349,595
6.38%, 3/1/2035	140,000	165,819
AT&T Corp. 8.00%, 11/15/2031	419,000	614,013
AT&T, Inc.:
4.30%, 12/15/2042 (a)	242,000	225,391
4.35%, 6/15/2045 (a)	498,000	465,107
5.35%, 9/1/2040	495,000	535,275
6.15%, 9/15/2034	400,000	471,099
6.30%, 1/15/2038	265,000	320,824
6.55%, 2/15/2039	250,000	308,735
BellSouth Corp.:
6.00%, 11/15/2034	100,000	110,831
6.88%, 10/15/2031	325,000	390,032
BellSouth Telecommunications, Inc. 6.38%, 6/1/2028	200,000	243,128
Deutsche Telekom International Finance BV:
8.75%, 6/15/2030	580,000	817,806
9.25%, 6/1/2032	50,000	75,572
Embarq Corp. 8.00%, 6/1/2036	250,000	262,549
France Telecom SA:
5.38%, 1/13/2042	100,000	103,163
8.50%, 3/1/2031	400,000	562,471
GTE Corp. 6.94%, 4/15/2028	160,000	202,077
Koninklijke KPN NV 8.38%, 10/1/2030	100,000	129,613
Rogers Communications, Inc.:
3.00%, 3/15/2023	100,000	100,340
4.50%, 3/15/2043 (b)	50,000	49,737
7.50%, 8/15/2038	100,000	137,841
Telecom Italia Capital SA:
6.00%, 9/30/2034	100,000	91,500
6.38%, 11/15/2033	200,000	192,000
7.20%, 7/18/2036	150,000	149,250
7.72%, 6/4/2038	100,000	103,750
Telefonica Emisiones SAU 7.05%, 6/20/2036	200,000	214,000
Telefonica Europe BV 8.25%, 9/15/2030 (b)	195,000	229,125
US Cellular Corp. 6.70%, 12/15/2033	100,000	103,845
Vodafone Group PLC:
4.38%, 2/19/2043 (b)	250,000	236,545
6.15%, 2/27/2037	215,000	253,194
6.25%, 11/30/2032	200,000	242,617

		8,832,970

TOTAL CORPORATE BONDS & NOTES —
(Cost $136,007,234)		138,755,652

	Shares
SHORT TERM INVESTMENTS — 4.2%
MONEY MARKET FUNDS — 4.2%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	4,138,665	4,138,665
State Street Institutional Liquid Reserves Fund 0.13% (f)(g)	1,707,968	1,707,968

TOTAL SHORT TERM INVESTMENTS — (h)
(Cost $5,846,633)		5,846,633

TOTAL INVESTMENTS — 102.8% (i)
(Cost $141,853,867)		144,602,285
OTHER ASSETS & LIABILITIES — (2.8)%		(3,934,901)

NET ASSETS — 100.0%		$140,667,384

SPDR Barclays Long Term Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.5% of net assets as of March 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	A portion of the security was on loan at March 31, 2013.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Variable rate security. Rate shown is rate in effect at March 31, 2013. Maturity date disclosed is the ultimate maturity.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(g)	The rate shown is the annualized seven-day yield at period end.
(h)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(i)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company
REIT = Real Estate Investment Trust
ULC = Unlimited Liability Corporation

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.9%
AEROSPACE & DEFENSE — 1.7%
Embraer Overseas, Ltd. 6.38%, 1/15/2020	$125,000	$144,608
Exelis, Inc. 5.55%, 10/1/2021	50,000	53,204
Honeywell International, Inc. 4.25%, 3/1/2021	50,000	57,568
L-3 Communications Corp.:
3.95%, 11/15/2016	25,000	26,962
4.75%, 7/15/2020	25,000	27,501
Lockheed Martin Corp. 2.13%, 9/15/2016	50,000	51,808
Northrop Grumman Corp. 1.85%, 11/15/2015	50,000	51,102
Raytheon Co.:
3.13%, 10/15/2020	50,000	52,913
4.88%, 10/15/2040	15,000	16,404
Textron, Inc. 6.20%, 3/15/2015	60,000	65,115
The Boeing Co. 5.88%, 2/15/2040	20,000	25,432
United Technologies Corp. 6.13%, 7/15/2038	25,000	32,302

		604,919

AIR FREIGHT & LOGISTICS — 0.3%
FedEx Corp. 2.63%, 8/1/2022	75,000	73,870
United Parcel Service, Inc. 4.88%, 11/15/2040	25,000	28,231

		102,101

AIRLINES — 1.2%
Continental Airlines, Inc. 5.98%, 4/19/2022	44,730	50,656
Delta Air Lines 2012-1 Pass Through Trust, Class A 4.75%, 5/7/2020	200,000	217,250
US Airways 2012-2 Pass Through Trust, Class A 4.63%, 6/3/2025	150,000	156,750

		424,656

AUTO COMPONENTS — 0.3%
BorgWarner, Inc. 4.63%, 9/15/2020	50,000	54,211
Johnson Controls, Inc. 4.25%, 3/1/2021	50,000	54,708

		108,919

AUTOMOBILES — 0.4%
Daimler Finance North America LLC:
6.50%, 11/15/2013	50,000	51,846
8.50%, 1/18/2031	25,000	38,494
PACCAR Financial Corp. 1.55%, 9/29/2014	50,000	50,783

		141,123

BEVERAGES — 1.6%
Anheuser-Busch InBev Worldwide, Inc. 8.00%, 11/15/2039	50,000	77,716
Beam, Inc.:
5.38%, 1/15/2016	100,000	110,960
5.88%, 1/15/2036	25,000	28,765
Coca-Cola Enterprises, Inc. 2.13%, 9/15/2015	50,000	51,304
Coca-Cola HBC Finance BV 5.50%, 9/17/2015	125,000	135,938
Dr Pepper Snapple Group, Inc. 2.90%, 1/15/2016	50,000	52,597
PepsiCo, Inc. 3.13%, 11/1/2020	50,000	53,360
The Coca-Cola Co. 4.88%, 3/15/2019	50,000	58,788

		569,428

BIOTECHNOLOGY — 1.7%
Amgen, Inc. 6.38%, 6/1/2037	25,000	30,874
Biogen Idec, Inc. 6.88%, 3/1/2018	125,000	153,044
Celgene Corp. 3.95%, 10/15/2020	50,000	53,850
Genentech, Inc. 4.75%, 7/15/2015	185,000	201,688
Genzyme Corp. 3.63%, 6/15/2015	50,000	53,199
Gilead Sciences, Inc. 4.50%, 4/1/2021	50,000	56,409
Life Technologies Corp. 4.40%, 3/1/2015	50,000	52,635

		601,699

BUILDING MATERIALS — 0.2%
CRH America, Inc. 6.00%, 9/30/2016	50,000	56,621

BUILDING PRODUCTS — 0.3%
Martin Marietta Materials, Inc. 6.60%, 4/15/2018	75,000	85,158
Owens Corning 7.00%, 12/1/2036	25,000	28,369

		113,527

CAPITAL MARKETS — 2.2%
Ameriprise Financial, Inc. 7.30%, 6/28/2019	25,000	32,560
BlackRock, Inc. 3.50%, 12/10/2014	60,000	62,980
HSBC USA, Inc. 1.63%, 1/16/2018	50,000	49,933
Janus Capital Group, Inc. 6.70%, 6/15/2017	25,000	28,571
Jefferies Group LLC 3.88%, 11/9/2015	50,000	52,113
Morgan Stanley:
5.45%, 1/9/2017	100,000	111,685
6.25%, 8/9/2026	25,000	29,745
Northern Trust Corp. 2.38%, 8/2/2022	100,000	98,067
Raymond James Financial, Inc. 8.60%, 8/15/2019	50,000	63,292
TD Ameritrade Holding Corp. 4.15%, 12/1/2014	50,000	52,839

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

The Bank of New York Mellon Corp.:
4.30%, 5/15/2014	$55,000	$57,370
5.45%, 5/15/2019	65,000	77,226
The Goldman Sachs Group, Inc.:
5.50%, 11/15/2014	25,000	26,765
6.00%, 5/1/2014	50,000	52,745

		795,891

CHEMICALS — 4.1%
Agrium, Inc.:
3.15%, 10/1/2022	50,000	48,088
6.13%, 1/15/2041	75,000	83,912
Air Products & Chemicals, Inc.:
2.00%, 8/2/2016	15,000	15,503
4.38%, 8/21/2019	50,000	57,173
Airgas, Inc. 3.25%, 10/1/2015	100,000	105,197
CF Industries, Inc. 6.88%, 5/1/2018	150,000	179,684
E.I. du Pont de Nemours & Co. 6.00%, 7/15/2018	50,000	61,444
Eastman Chemical Co. 3.00%, 12/15/2015	25,000	26,251
Ecolab, Inc. 5.50%, 12/8/2041	50,000	57,544
FMC Corp. 3.95%, 2/1/2022	50,000	52,759
ICI Wilmington, Inc. 5.63%, 12/1/2013	—	—
Monsanto Co.:
2.75%, 4/15/2016	25,000	26,394
3.60%, 7/15/2042	80,000	75,665
Potash Corp. of Saskatchewan, Inc. 4.88%, 3/30/2020	50,000	57,099
Praxair, Inc. 5.25%, 11/15/2014	50,000	53,793
RPM International, Inc.:
3.45%, 11/15/2022	50,000	49,315
6.13%, 10/15/2019	25,000	29,358
Sigma-Aldrich Corp. 3.38%, 11/1/2020	50,000	53,055
Syngenta Finance NV 3.13%, 3/28/2022	50,000	51,406
The Dow Chemical Co. 7.38%, 11/1/2029	50,000	66,095
The Mosaic Co.:
3.75%, 11/15/2021	25,000	26,210
4.88%, 11/15/2041	25,000	26,109
The Sherwin-Williams Co.:
1.35%, 12/15/2017	100,000	100,073
3.13%, 12/15/2014	50,000	52,055
Valspar Corp. 4.20%, 1/15/2022	100,000	108,888

		1,463,070

COMMERCIAL BANKS — 4.9%
Abbey National Treasury Services PLC 4.00%, 4/27/2016	50,000	52,940
American Express Bank FSB 6.00%, 9/13/2017	25,000	29,821
Associated Banc-Corp. 5.13%, 3/28/2016	85,000	92,832
Bank of Montreal 2.13%, 6/28/2013	50,000	50,224
Bank of Nova Scotia 3.40%, 1/22/2015	50,000	52,425
BB&T Corp. 3.20%, 3/15/2016	50,000	53,028
BB&T Corp., Series C 2.15%, 3/22/2017	50,000	51,505
BBVA US Senior SAU 3.25%, 5/16/2014	50,000	50,001
BNP Paribas 5.00%, 1/15/2021	50,000	56,492
Canadian Imperial Bank of Commerce/Canada 1.45%, 9/13/2013	60,000	60,308
Credit Suisse of New York, NY 5.00%, 5/15/2013	50,000	50,291
Deutsche Bank AG 4.88%, 5/20/2013	50,000	50,283
Discover Bank/Greenwood DE 7.00%, 4/15/2020	50,000	61,856
First Horizon National Corp. 5.38%, 12/15/2015	95,000	103,541
HSBC Holdings PLC 4.00%, 3/30/2022	50,000	53,674
KeyCorp:
5.10%, 3/24/2021	50,000	58,137
6.50%, 5/14/2013	75,000	75,516
PNC Funding Corp.:
2.70%, 9/19/2016	100,000	105,449
3.63%, 2/8/2015	20,000	21,057
Regions Financial Corp. 5.75%, 6/15/2015	75,000	80,812
Royal Bank of Canada 1.13%, 1/15/2014	50,000	50,313
Royal Bank of Scotland Group PLC 6.40%, 10/21/2019	75,000	89,561
SVB Financial Group 5.38%, 9/15/2020	50,000	56,773
The Toronto-Dominion Bank 2.38%, 10/19/2016	50,000	52,202
UnionBanCal Corp. 3.50%, 6/18/2022	50,000	52,164
US Bancorp 4.20%, 5/15/2014	50,000	52,098
Wells Fargo & Co. 5.63%, 12/11/2017	50,000	59,180
Westpac Banking Corp.:
2.10%, 8/2/2013	75,000	75,456
3.00%, 8/4/2015	25,000	26,246
Zions Bancorporation 7.75%, 9/23/2014	25,000	27,125

		1,751,310

COMMERCIAL SERVICES & SUPPLIES — 1.1%
Avery Dennison Corp. 5.38%, 4/15/2020	35,000	38,242
Equifax, Inc. 3.30%, 12/15/2022	100,000	97,883
Republic Services, Inc.:
3.80%, 5/15/2018	50,000	54,990
5.25%, 11/15/2021	20,000	23,330

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

The ADT Corp. 2.25%, 7/15/2017 (a)	$50,000	$49,992
The Western Union Co.:
2.88%, 12/10/2017	100,000	100,748
5.25%, 4/1/2020	25,000	27,024

		392,209

COMMUNICATIONS EQUIPMENT — 1.0%
Cisco Systems, Inc.:
3.15%, 3/14/2017	150,000	161,839
5.90%, 2/15/2039	25,000	30,614
Harris Corp. 5.00%, 10/1/2015	50,000	54,412
Juniper Networks, Inc. 4.60%, 3/15/2021	50,000	53,398
Motorola Solutions, Inc. 6.00%, 11/15/2017	50,000	58,297

		358,560

COMPUTERS & PERIPHERALS — 0.4%
Dell, Inc. 5.40%, 9/10/2040	25,000	21,063
Hewlett-Packard Co.:
3.00%, 9/15/2016	50,000	51,566
4.75%, 6/2/2014	25,000	26,043
Lexmark International, Inc. 5.90%, 6/1/2013	50,000	50,419

		149,091

CONSTRUCTION & ENGINEERING — 0.3%
ABB Finance USA, Inc. 4.38%, 5/8/2042	50,000	52,303
Fluor Corp. 3.38%, 9/15/2021	50,000	52,693

		104,996

CONSUMER FINANCE — 0.5%
John Deere Capital Corp. 2.25%, 4/17/2019	100,000	103,241
SLM Corp.:
5.00%, 4/15/2015	25,000	26,438
8.00%, 3/25/2020	50,000	58,375

		188,054

CONTAINERS & PACKAGING — 0.4%
Bemis Co., Inc. 4.50%, 10/15/2021	50,000	54,097
Packaging Corp. of America 3.90%, 6/15/2022	50,000	50,911
Sonoco Products Co. 5.75%, 11/1/2040	40,000	45,511

		150,519

DIVERSIFIED FINANCIAL SERVICES — 4.2%
Alterra Finance LLC 6.25%, 9/30/2020	50,000	58,605
American Express Credit Corp. 1.75%, 6/12/2015	50,000	51,036
AXA Financial, Inc. 7.00%, 4/1/2028	35,000	42,495
Bank of America Corp. 3.88%, 3/22/2017	125,000	134,639
Boeing Capital Corp. 2.90%, 8/15/2018	15,000	15,943
BP Capital Markets PLC 3.13%, 10/1/2015	50,000	52,774
Capital One Financial Corp.:
4.75%, 7/15/2021	50,000	56,615
6.75%, 9/15/2017	17,000	20,560
Citigroup, Inc.:
3.95%, 6/15/2016	50,000	53,814
5.50%, 10/15/2014	60,000	63,926
CME Group, Inc. 5.40%, 8/1/2013	50,000	50,799
Ford Motor Credit Co. LLC 4.25%, 9/20/2022	200,000	206,626
Franklin Resources, Inc. 3.13%, 5/20/2015	100,000	105,031
General Electric Capital Corp. 3.50%, 6/29/2015	50,000	52,886
JPMorgan Chase & Co.:
4.75%, 5/1/2013	25,000	25,087
5.50%, 10/15/2040	25,000	29,221
Lazard Group LLC 6.85%, 6/15/2017	95,000	109,532
Moody’s Corp. 5.50%, 9/1/2020	50,000	54,571
Nomura Holdings, Inc. 5.00%, 3/4/2015	50,000	52,870
ORIX Corp. 5.00%, 1/12/2016	60,000	64,663
The Charles Schwab Corp. 3.23%, 9/1/2022	50,000	51,499
The Nasdaq OMX Group, Inc. 5.25%, 1/16/2018	30,000	32,705
Toyota Motor Credit Corp. 1.38%, 8/12/2013	50,000	50,208
UBS AG of Stamford, CT 2.25%, 8/12/2013	50,000	50,236

		1,486,341

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
AT&T, Inc. 2.50%, 8/15/2015	50,000	51,913
British Telecommunications PLC 5.95%, 1/15/2018	100,000	119,090
Verizon New York, Inc., Series A 7.38%, 4/1/2032	50,000	61,764

		232,767

ELECTRIC UTILITIES — 4.0%
Appalachian Power Co. 5.80%, 10/1/2035	25,000	29,169
Arizona Public Service Co. 8.75%, 3/1/2019	50,000	67,566
Cleco Power LLC 6.00%, 12/1/2040	75,000	87,139
Consolidated Edison Co. of New York, Inc. 5.38%, 12/15/2015	50,000	55,972
Constellation Energy Group, Inc. 5.15%, 12/1/2020	50,000	56,818
Duke Energy Carolinas LLC 6.10%, 6/1/2037	25,000	31,274
Entergy Gulf States Louisiana LLC 5.59%, 10/1/2024	25,000	30,045

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Entergy Louisiana LLC 1.88%, 12/15/2014	$15,000	$15,279
Exelon Generation Co. LLC 6.20%, 10/1/2017	50,000	58,656
Florida Power & Light Co. 4.13%, 2/1/2042	25,000	25,431
Georgia Power Co. 5.65%, 3/1/2037	25,000	30,086
Great Plains Energy, Inc. 4.85%, 6/1/2021	25,000	28,020
Kentucky Utilities Co. 5.13%, 11/1/2040	25,000	29,476
Nevada Power Co. 6.65%, 4/1/2036	100,000	133,007
NextEra Energy Capital Holdings, Inc. 2.55%, 11/15/2013	50,000	50,605
Nisource Finance Corp. 5.95%, 6/15/2041	25,000	28,435
Oklahoma Gas & Electric Co. 5.25%, 5/15/2041	25,000	28,985
Pacific Gas & Electric Co. 5.80%, 3/1/2037	35,000	42,602
Potomac Electric Power Co. 7.90%, 12/15/2038	35,000	54,242
Progress Energy, Inc. 4.40%, 1/15/2021	50,000	55,490
Public Service Electric & Gas Co.:
0.85%, 8/15/2014	20,000	20,077
5.50%, 3/1/2040	15,000	18,595
Scottish Power, Ltd. 5.38%, 3/15/2015	25,000	26,587
South Carolina Electric & Gas Co. 6.05%, 1/15/2038	50,000	63,326
Southern California Edison Co. 3.88%, 6/1/2021	20,000	22,361
TECO Finance, Inc. 5.15%, 3/15/2020	50,000	57,791
The Cleveland Electric Illuminating Co. 5.70%, 4/1/2017	50,000	56,658
The Dayton Power & Light Co. 5.13%, 10/1/2013	—	—
The Detroit Edison Co. 5.60%, 6/15/2018	50,000	59,912
UIL Holdings Corp. 4.63%, 10/1/2020	34,000	36,366
Westar Energy, Inc. 4.13%, 3/1/2042	50,000	50,958
Wisconsin Electric Power Co. 5.70%, 12/1/2036	25,000	31,452
Wisconsin Power & Light Co. 5.00%, 7/15/2019	50,000	59,690

		1,442,070

ELECTRICAL EQUIPMENT — 0.6%
Emerson Electric Co. 4.25%, 11/15/2020	50,000	56,932
Hubbell, Inc. 3.63%, 11/15/2022	100,000	106,398
Roper Industries, Inc. 6.25%, 9/1/2019	50,000	60,216

		223,546

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.7%
Agilent Technologies, Inc. 6.50%, 11/1/2017	50,000	60,040
Amphenol Corp. 4.00%, 2/1/2022	35,000	36,527
Arrow Electronics, Inc. 3.38%, 11/1/2015	50,000	51,855
Avnet, Inc. 6.63%, 9/15/2016	50,000	56,953
Corning, Inc. 5.75%, 8/15/2040	30,000	34,810

		240,185

ENERGY EQUIPMENT & SERVICES — 0.7%
Cameron International Corp. 5.95%, 6/1/2041	25,000	30,242
Halliburton Co.:
3.25%, 11/15/2021	50,000	53,052
4.50%, 11/15/2041	50,000	53,386
6.70%, 9/15/2038	25,000	33,836
Nabors Industries, Inc. 9.25%, 1/15/2019	50,000	64,325

		234,841

FOOD & STAPLES RETAILING — 1.7%
Costco Wholesale Corp.:
1.70%, 12/15/2019	150,000	150,153
5.50%, 3/15/2017	25,000	29,137
CVS Caremark Corp.:
2.75%, 12/1/2022	100,000	98,248
6.13%, 8/15/2016	20,000	23,349
Safeway, Inc. 6.25%, 3/15/2014	50,000	52,418
Sysco Corp. 6.63%, 3/17/2039	25,000	32,937
The Kroger Co. 6.15%, 1/15/2020	50,000	60,085
Wal-Mart Stores, Inc. 6.20%, 4/15/2038	20,000	26,338
Walgreen Co.:
4.88%, 8/1/2013	25,000	25,350
5.25%, 1/15/2019	100,000	115,878

		613,893

FOOD PRODUCTS — 2.1%
Bunge Ltd. Finance Corp. 5.35%, 4/15/2014	50,000	52,191
Campbell Soup Co. 4.25%, 4/15/2021	25,000	27,481
ConAgra Foods, Inc.:
6.63%, 8/15/2039 (a)	25,000	31,203
7.00%, 4/15/2019	50,000	61,894
Corn Products International, Inc. 4.63%, 11/1/2020	50,000	55,439
Delhaize Group SA 5.70%, 10/1/2040	25,000	24,217
General Mills, Inc. 5.70%, 2/15/2017	50,000	58,170
HJ Heinz Finance Co. 6.75%, 3/15/2032	27,000	29,970

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Hormel Foods Corp. 4.13%, 4/15/2021	$100,000	$110,926
Kellogg Co. 4.15%, 11/15/2019	50,000	56,063
Kraft Foods, Inc. 6.13%, 2/1/2018	35,000	42,005
Sara Lee Corp. 2.75%, 9/15/2015	50,000	51,445
The Hershey Co. 4.13%, 12/1/2020	50,000	56,720
The JM Smucker Co. 3.50%, 10/15/2021	50,000	52,411
Unilever Capital Corp. 2.75%, 2/10/2016	50,000	52,740

		762,875

GAS UTILITIES — 1.0%
AGL Capital Corp. 5.25%, 8/15/2019	50,000	59,400
Atmos Energy Corp. 6.35%, 6/15/2017	50,000	59,613
Energen Corp. 4.63%, 9/1/2021	50,000	51,354
National Grid PLC 6.30%, 8/1/2016	25,000	28,926
Southern California Gas Co. 5.45%, 4/15/2018	35,000	42,055
Southwest Gas Corp. 3.88%, 4/1/2022	100,000	108,622

		349,970

HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Baxter International, Inc. 6.25%, 12/1/2037	25,000	32,675
Becton Dickinson and Co. 3.25%, 11/12/2020	25,000	26,633
Boston Scientific Corp. 7.38%, 1/15/2040	35,000	46,356
C.R. Bard, Inc. 4.40%, 1/15/2021	25,000	27,774
CareFusion Corp. 6.38%, 8/1/2019	50,000	60,294
Covidien International Finance SA 4.20%, 6/15/2020	50,000	56,064
DENTSPLY International, Inc. 4.13%, 8/15/2021	50,000	52,884
Medtronic, Inc.:
3.00%, 3/15/2015	25,000	26,166
3.13%, 3/15/2022	50,000	52,454
4.50%, 3/15/2042	50,000	53,059
St. Jude Medical, Inc. 2.50%, 1/15/2016	35,000	36,140
Stryker Corp. 2.00%, 9/30/2016	50,000	51,826
Zimmer Holdings, Inc. 5.75%, 11/30/2039	25,000	29,252

		551,577

HEALTH CARE PROVIDERS & SERVICES — 1.8%
Aetna, Inc.:
3.95%, 9/1/2020	50,000	54,669
6.63%, 6/15/2036	50,000	64,923
AmerisourceBergen Corp. 4.88%, 11/15/2019	50,000	57,687
Cardinal Health, Inc.:
3.20%, 3/15/2023	50,000	49,537
5.80%, 10/15/2016	50,000	57,278
CIGNA Corp. 8.50%, 5/1/2019	50,000	66,221
Coventry Health Care, Inc. 6.30%, 8/15/2014	30,000	32,098
Express Scripts, Inc. 3.13%, 5/15/2016	20,000	21,160
Humana, Inc. 8.15%, 6/15/2038	25,000	35,371
Laboratory Corp. of America Holdings 4.63%, 11/15/2020	35,000	38,202
McKesson Corp. 4.75%, 3/1/2021	50,000	57,581
Quest Diagnostics, Inc. 6.40%, 7/1/2017	15,000	17,593
UnitedHealth Group, Inc. 3.88%, 10/15/2020	50,000	54,697
WellPoint, Inc. 3.13%, 5/15/2022	50,000	50,457

		657,474

HOTELS, RESTAURANTS & LEISURE — 1.8%
Darden Restaurants, Inc. 6.80%, 10/15/2037	25,000	28,856
Hyatt Hotels Corp. 5.38%, 8/15/2021	100,000	110,996
International Game Technology 5.50%, 6/15/2020	35,000	37,443
Marriott International, Inc. 6.38%, 6/15/2017	50,000	58,222
McDonald’s Corp. 5.35%, 3/1/2018	20,000	23,737
Starbucks Corp. 6.25%, 8/15/2017	35,000	41,839
Starwood Hotels & Resorts Worldwide, Inc. 6.75%, 5/15/2018	75,000	91,022
Wyndham Worldwide Corp.:
2.50%, 3/1/2018	50,000	50,287
4.25%, 3/1/2022	50,000	52,252
Yum! Brands, Inc.:
3.88%, 11/1/2020	25,000	26,579
6.25%, 3/15/2018	50,000	59,681
6.88%, 11/15/2037	50,000	64,783

		645,697

HOUSEHOLD DURABLES — 1.5%
MDC Holdings, Inc. 5.38%, 7/1/2015	200,000	215,000
Mohawk Industries, Inc. 3.85%, 2/1/2023	100,000	101,933
Newell Rubbermaid, Inc. 4.70%, 8/15/2020	50,000	55,202
NVR, Inc. 3.95%, 9/15/2022	89,000	91,358
Whirlpool Corp. 4.85%, 6/15/2021	50,000	55,683

		519,176

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

HOUSEHOLD PRODUCTS — 1.1%
Church & Dwight Co., Inc.:
2.88%, 10/1/2022	$75,000	$74,479
3.35%, 12/15/2015	25,000	26,170
Colgate-Palmolive Co. 3.15%, 8/5/2015	25,000	26,454
Energizer Holdings, Inc. 4.70%, 5/19/2021	50,000	52,908
Kimberly-Clark Corp. 6.25%, 7/15/2018	25,000	31,082
The Clorox Co. 3.80%, 11/15/2021	50,000	53,373
The Procter & Gamble Co. 1.80%, 11/15/2015	50,000	51,563
Tupperware Brands Corp. 4.75%, 6/1/2021	75,000	79,099

		395,128

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
TransAlta Corp. 6.65%, 5/15/2018	50,000	58,078

INDUSTRIAL CONGLOMERATES — 0.7%
3M Co. 1.38%, 9/29/2016	50,000	51,170
Cooper US, Inc. 2.38%, 1/15/2016	50,000	51,695
Koninklijke Philips Electronics NV 6.88%, 3/11/2038	25,000	33,605
Pentair Finance SA 5.00%, 5/15/2021 (a)	50,000	55,450
Tyco Electronics Group SA 4.88%, 1/15/2021	50,000	54,509

		246,429

INSURANCE — 7.1%
ACE INA Holdings, Inc. 2.60%, 11/23/2015	50,000	52,395
AEGON Funding Co. LLC 5.75%, 12/15/2020	35,000	41,156
Aflac, Inc. 6.45%, 8/15/2040	50,000	62,651
Alleghany Corp. 5.63%, 9/15/2020	50,000	57,415
Allied World Assurance Co., Ltd. 7.50%, 8/1/2016	25,000	29,718
American Financial Group, Inc. 9.88%, 6/15/2019	30,000	40,575
American International Group, Inc.:
5.05%, 10/1/2015	50,000	54,732
5.45%, 5/18/2017	35,000	39,907
6.40%, 12/15/2020	20,000	24,787
AON Corp. 3.13%, 5/27/2016	35,000	36,806
Assurant, Inc. 6.75%, 2/15/2034	50,000	55,493
Axis Capital Holdings, Ltd. 5.75%, 12/1/2014	50,000	53,316
Cincinnati Financial Corp. 6.13%, 11/1/2034	50,000	56,429
CNA Financial Corp. 5.75%, 8/15/2021	25,000	29,529
Endurance Specialty Holdings, Ltd. 7.00%, 7/15/2034	50,000	56,730
Fidelity National Financial, Inc. 6.60%, 5/15/2017	30,000	34,090
Genworth Financial, Inc. 6.52%, 5/22/2018 (b)	100,000	114,000
HCC Insurance Holdings, Inc. 6.30%, 11/15/2019	50,000	58,422
Lincoln National Corp. 6.25%, 2/15/2020	25,000	30,081
Loews Corp. 6.00%, 2/1/2035	25,000	29,664
Manulife Financial Corp. 4.90%, 9/17/2020	120,000	134,633
Markel Corp. 7.13%, 9/30/2019	50,000	61,915
Marsh & McLennan Cos., Inc.:
4.80%, 7/15/2021	25,000	28,366
5.75%, 9/15/2015	24,000	26,674
MetLife, Inc. 6.82%, 8/15/2018	100,000	124,975
PartnerRe, Ltd. 5.50%, 6/1/2020	50,000	56,696
Principal Financial Group, Inc. 8.88%, 5/15/2019	50,000	67,738
Protective Life Corp. 7.38%, 10/15/2019	50,000	60,411
Prudential Financial, Inc. 4.50%, 7/15/2013	50,000	50,571
Reinsurance Group of America, Inc. 6.45%, 11/15/2019	50,000	60,276
Swiss Re Solutions Holding Corp. 6.45%, 3/1/2019	50,000	59,724
The Allstate Corp. 5.20%, 1/15/2042	50,000	57,822
The Hanover Insurance Group, Inc. 6.38%, 6/15/2021	50,000	57,819
The Progressive Corp. 3.75%, 8/23/2021	50,000	54,470
Torchmark Corp. 9.25%, 6/15/2019	75,000	101,084
Transatlantic Holdings, Inc. 8.00%, 11/30/2039	50,000	69,771
Travelers Property Casualty Corp. 6.38%, 3/15/2033	25,000	32,569
Unitrin, Inc. 6.00%, 5/15/2017	50,000	54,649
Unum Group 7.13%, 9/30/2016	50,000	58,880
Validus Holdings, Ltd. 8.88%, 1/26/2040	125,000	167,765
W.R. Berkley Corp. 6.25%, 2/15/2037	50,000	59,575
Willis North America, Inc. 7.00%, 9/29/2019	50,000	59,851
XL Group PLC 6.38%, 11/15/2024	50,000	60,382

		2,524,512

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

INTERNET & CATALOG RETAIL — 0.1%
Expedia, Inc. 5.95%, 8/15/2020 (b)	$35,000	$38,588

INTERNET SOFTWARE & SERVICES — 0.3%
Google, Inc.:
2.13%, 5/19/2016	50,000	52,147
3.63%, 5/19/2021	50,000	55,241

		107,388

IT SERVICES — 0.7%
Fiserv, Inc.:
3.13%, 6/15/2016	35,000	36,822
4.63%, 10/1/2020	100,000	107,985
International Business Machines Corp. 5.70%, 9/14/2017	50,000	59,790
SAIC, Inc. 4.45%, 12/1/2020	50,000	53,384

		257,981

LEISURE EQUIPMENT & PRODUCTS — 0.7%
Hasbro, Inc. 6.35%, 3/15/2040	50,000	57,626
Mattel, Inc.:
2.50%, 11/1/2016	170,000	177,385
6.20%, 10/1/2040	10,000	11,813

		246,824

LIFE SCIENCES TOOLS & SERVICES — 0.2%
Bio-Rad Laboratories, Inc. 4.88%, 12/15/2020	25,000	26,167
Thermo Fisher Scientific, Inc. 2.25%, 8/15/2016	50,000	51,770

		77,937

MACHINERY — 2.9%
Caterpillar, Inc. 3.90%, 5/27/2021	50,000	55,487
Cummins, Inc. 7.13%, 3/1/2028	25,000	32,514
Danaher Corp. 5.40%, 3/1/2019	50,000	60,297
Deere & Co. 5.38%, 10/16/2029	25,000	30,557
Dover Corp. 5.38%, 3/1/2041	35,000	42,131
Eaton Corp.:
2.75%, 11/2/2022 (a)	50,000	49,131
4.15%, 11/2/2042 (a)	50,000	48,084
6.95%, 3/20/2019	50,000	62,161
Harsco Corp. 2.70%, 10/15/2015	50,000	50,495
IDEX Corp. 4.50%, 12/15/2020	50,000	54,550
Illinois Tool Works, Inc. 4.88%, 9/15/2041	25,000	27,619
Ingersoll-Rand Global Holding Co., Ltd. 6.88%, 8/15/2018	35,000	42,253
Joy Global, Inc. 5.13%, 10/15/2021	20,000	22,366
Kennametal, Inc.:
2.65%, 11/1/2019	50,000	49,689
3.88%, 2/15/2022	50,000	51,962
Parker Hannifin Corp.:
5.50%, 5/15/2018	50,000	59,137
6.25%, 5/15/2038	25,000	32,756
Snap-On, Inc. 6.13%, 9/1/2021	25,000	30,544
Stanley Black & Decker, Inc. 5.20%, 9/1/2040	35,000	39,060
Timken Co. 6.00%, 9/15/2014	50,000	53,230
Valmont Industries, Inc. 6.63%, 4/20/2020	25,000	29,401
Xylem, Inc. 3.55%, 9/20/2016	115,000	122,313

		1,045,737

MEDIA — 3.1%
CBS Corp. 7.88%, 7/30/2030	75,000	99,455
Comcast Cable Communications LLC 7.13%, 6/15/2013	25,000	25,347
Comcast Corp. 4.65%, 7/15/2042	100,000	103,213
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
5.20%, 3/15/2020	25,000	28,667
6.38%, 3/1/2041	25,000	27,862
Discovery Communications LLC 5.63%, 8/15/2019	35,000	41,396
Grupo Televisa SAB 8.50%, 3/11/2032	50,000	70,516
NBCUniversal Media LLC 5.15%, 4/30/2020	75,000	88,465
News America, Inc. 6.20%, 12/15/2034	50,000	59,354
Omnicom Group, Inc. 6.25%, 7/15/2019	50,000	60,575
The Interpublic Group of Cos., Inc.:
2.25%, 11/15/2017	100,000	99,547
4.00%, 3/15/2022	50,000	50,527
The McGraw-Hill Cos., Inc. 6.55%, 11/15/2037	25,000	25,991
The Walt Disney Co. 2.75%, 8/16/2021	25,000	25,680
Time Warner Cable, Inc. 6.55%, 5/1/2037	50,000	57,826
Time Warner, Inc. 4.70%, 1/15/2021	50,000	56,013
Viacom, Inc.:
1.25%, 2/27/2015	50,000	50,286
4.25%, 9/15/2015	25,000	26,987
Virgin Media Secured Finance PLC 5.25%, 1/15/2021	50,000	52,000
WPP Finance UK 8.00%, 9/15/2014	50,000	54,702

		1,104,409

METALS & MINING — 3.3%
Alcoa, Inc.:
5.40%, 4/15/2021	75,000	77,507
5.95%, 2/1/2037	50,000	48,255
Allegheny Technologies, Inc. 9.38%, 6/1/2019	50,000	63,913

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

AngloGold Ashanti Holdings PLC:
5.13%, 8/1/2022	$100,000	$101,592
5.38%, 4/15/2020	50,000	52,739
Barrick North America Finance LLC 6.80%, 9/15/2018	50,000	61,463
BHP Billiton Finance USA, Ltd. 6.50%, 4/1/2019	35,000	44,262
Carpenter Technology Corp. 4.45%, 3/1/2023	60,000	61,402
Cliffs Natural Resources, Inc. 4.80%, 10/1/2020	50,000	49,046
Freeport-McMoRan Copper & Gold, Inc. 3.55%, 3/1/2022	50,000	49,436
Newmont Mining Corp. 5.88%, 4/1/2035	25,000	27,362
Nucor Corp. 6.40%, 12/1/2037	75,000	97,809
Reliance Steel & Aluminum Co. 6.85%, 11/15/2036	150,000	161,365
Rio Tinto Finance USA, Ltd. 8.95%, 5/1/2014	50,000	54,388
Southern Copper Corp. 7.50%, 7/27/2035	25,000	30,523
Teck Resources, Ltd. 4.75%, 1/15/2022	28,000	29,694
Vale Overseas, Ltd.:
4.38%, 1/11/2022	40,000	40,922
6.88%, 11/10/2039	25,000	28,500
Xstrata Canada Corp.:
5.38%, 6/1/2015	50,000	54,197
6.20%, 6/15/2035	25,000	26,619

		1,160,994

MULTI-UTILITIES — 1.3%
American Water Capital Corp. 6.09%, 10/15/2017	35,000	41,805
CenterPoint Energy Resources Corp. 7.88%, 4/1/2013	35,000	35,000
Dominion Resources, Inc. 5.60%, 11/15/2016	50,000	57,763
Integrys Energy Group, Inc. 4.17%, 11/1/2020	50,000	55,083
MidAmerican Energy Holdings Co. 6.13%, 4/1/2036	50,000	61,880
NSTAR 4.50%, 11/15/2019	25,000	28,552
Sempra Energy 6.00%, 10/15/2039	25,000	30,542
United Utilities PLC 6.88%, 8/15/2028	50,000	56,886
Veolia Environnement SA 6.75%, 6/1/2038	25,000	29,877
Xcel Energy, Inc. 4.70%, 5/15/2020	50,000	58,451

		455,839

MULTILINE RETAIL — 0.5%
Kohl’s Corp. 6.88%, 12/15/2037	25,000	28,566
Macy’s Retail Holdings, Inc.:
3.88%, 1/15/2022	25,000	26,101
6.70%, 7/15/2034	25,000	29,675
Nordstrom, Inc. 4.00%, 10/15/2021	50,000	55,412
Target Corp. 7.00%, 1/15/2038	25,000	35,804

		175,558

OFFICE ELECTRONICS — 0.3%
Xerox Corp. 4.50%, 5/15/2021	95,000	100,907

OIL, GAS & CONSUMABLE FUELS — 10.4%
Alberta Energy Co., Ltd. 7.38%, 11/1/2031	45,000	56,059
Anadarko Petroleum Corp. 5.95%, 9/15/2016	25,000	28,754
Apache Corp. 6.00%, 9/15/2013	25,000	25,611
Baker Hughes, Inc. 3.20%, 8/15/2021	50,000	52,674
Boardwalk Pipelines LP 5.88%, 11/15/2016	25,000	27,944
BP Capital Markets PLC 3.25%, 5/6/2022	50,000	51,534
Buckeye Partners LP 4.88%, 2/1/2021	50,000	53,612
Canadian Natural Resources, Ltd. 6.50%, 2/15/2037	100,000	122,977
Cenovus Energy, Inc.:
5.70%, 10/15/2019	50,000	60,118
6.75%, 11/15/2039	75,000	96,679
Chevron Corp. 4.95%, 3/3/2019	35,000	41,483
ConocoPhillips 4.60%, 1/15/2015	50,000	53,538
DCP Midstream Operating LP 3.25%, 10/1/2015	50,000	51,732
Devon Financing Corp. ULC 7.88%, 9/30/2031	25,000	33,674
Diamond Offshore Drilling, Inc. 5.88%, 5/1/2019	50,000	61,193
El Paso Natural Gas Co. LLC 8.38%, 6/15/2032	100,000	142,407
Enbridge Energy Partners LP 4.20%, 9/15/2021	100,000	105,163
Enbridge, Inc. 5.60%, 4/1/2017	50,000	57,293
Energy Transfer Partners LP 9.00%, 4/15/2019	25,000	33,028
ENI USA, Inc. 7.30%, 11/15/2027	110,000	150,043
Ensco PLC 4.70%, 3/15/2021	50,000	55,753
Enterprise Products Operating LLC Series G 5.60%, 10/15/2014	35,000	37,651
EOG Resources, Inc. 4.40%, 6/1/2020	50,000	57,150
EQT Corp. 6.50%, 4/1/2018	50,000	58,237
Hess Corp. 7.88%, 10/1/2029	25,000	32,210
Husky Energy, Inc. 5.90%, 6/15/2014	25,000	26,506

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Kinder Morgan Energy Partners LP 6.50%, 9/1/2039	$35,000	$41,995
Magellan Midstream Partners LP 6.55%, 7/15/2019	50,000	61,702
Marathon Petroleum Corp. 5.13%, 3/1/2021	50,000	58,166
Murphy Oil Corp. 7.05%, 5/1/2029	50,000	56,973
Nexen, Inc. 6.40%, 5/15/2037	105,000	135,233
Noble Energy, Inc. 8.25%, 3/1/2019	25,000	32,533
Noble Holding International, Ltd. 4.63%, 3/1/2021	50,000	54,185
Northern Border Pipeline Co. 7.50%, 9/15/2021	25,000	31,004
Occidental Petroleum Corp. 4.10%, 2/1/2021	50,000	56,306
ONEOK Partners LP:
3.25%, 2/1/2016	30,000	31,685
6.13%, 2/1/2041	65,000	75,481
ONEOK, Inc. 5.20%, 6/15/2015	50,000	54,344
Panhandle Eastern Pipeline Co. LP 6.20%, 11/1/2017	25,000	29,777
Petro-Canada:
6.05%, 5/15/2018	75,000	90,350
6.80%, 5/15/2038	50,000	64,921
Pioneer Natural Resources Co. 3.95%, 7/15/2022	200,000	207,558
Plains All American Pipeline LP/PAA Finance Corp. 5.75%, 1/15/2020	50,000	60,054
Rowan Cos., Inc. 7.88%, 8/1/2019	35,000	43,778
Shell International Finance BV 4.30%, 9/22/2019	25,000	28,913
Southern Natural Gas Co. 8.00%, 3/1/2032	25,000	35,253
Spectra Energy Capital LLC:
4.60%, 6/15/2021	60,000	64,078
8.00%, 10/1/2019	50,000	65,688
Sunoco Logistics Partners Operations LP 4.65%, 2/15/2022	15,000	16,223
Talisman Energy, Inc.:
3.75%, 2/1/2021	100,000	103,749
5.50%, 5/15/2042	50,000	51,834
5.85%, 2/1/2037	25,000	26,803
TC Pipelines LP 4.65%, 6/15/2021	50,000	53,570
The Williams Cos., Inc. 7.50%, 1/15/2031	50,000	61,365
Total Capital SA 4.25%, 12/15/2021	25,000	28,467
TransCanada Pipelines, Ltd. 6.20%, 10/15/2037	25,000	31,352
Transocean, Inc.:
6.38%, 12/15/2021	50,000	58,365
6.80%, 3/15/2038	50,000	56,042
Valero Energy Corp.:
6.63%, 6/15/2037	25,000	30,374
9.38%, 3/15/2019	35,000	47,787
Weatherford International, Inc. 6.35%, 6/15/2017	50,000	57,371
Williams Partners LP 4.13%, 11/15/2020	75,000	80,495
XTO Energy, Inc. 6.25%, 8/1/2017	50,000	61,095

		3,717,892

PAPER & FOREST PRODUCTS — 0.9%
Domtar Corp. 4.40%, 4/1/2022	50,000	49,599
International Paper Co. 9.38%, 5/15/2019	50,000	68,702
Plum Creek Timberlands LP 3.25%, 3/15/2023	100,000	97,015
Rayonier, Inc. 3.75%, 4/1/2022	100,000	100,825

		316,141

PERSONAL PRODUCTS — 0.2%
Avon Products, Inc. 4.20%, 7/15/2018	25,000	26,078
The Estee Lauder Cos., Inc. 6.00%, 5/15/2037	50,000	62,400

		88,478

PHARMACEUTICALS — 2.3%
Abbott Laboratories 6.15%, 11/30/2037	25,000	33,461
AbbVie, Inc. 4.40%, 11/6/2042 (a)	50,000	50,145
Allergan, Inc. 5.75%, 4/1/2016	100,000	113,665
Allergan, Inc./United States 3.38%, 9/15/2020	25,000	26,903
AstraZeneca PLC:
4.00%, 9/18/2042	50,000	48,300
5.90%, 9/15/2017	25,000	30,030
Bristol-Myers Squibb Co. 6.13%, 5/1/2038	25,000	32,500
Eli Lilly & Co. 5.20%, 3/15/2017	50,000	57,842
Express Scripts Holding Co. 6.13%, 11/15/2041	25,000	31,114
GlaxoSmithKline Capital PLC 1.50%, 5/8/2017	100,000	101,585
GlaxoSmithKline Capital, Inc. 5.38%, 4/15/2034	25,000	28,650
Hospira, Inc. 6.05%, 3/30/2017	50,000	56,705
Johnson & Johnson 5.85%, 7/15/2038	25,000	32,878
Mead Johnson Nutrition Co. 4.90%, 11/1/2019	50,000	56,164
Merck & Co, Inc. 3.88%, 1/15/2021	50,000	55,738
Novartis Capital Corp. 2.90%, 4/24/2015	25,000	26,211
Watson Pharmaceuticals, Inc. 6.13%, 8/15/2019	25,000	30,301

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Wyeth 5.50%, 2/1/2014	$25,000	$26,058

		838,250

PROFESSIONAL SERVICES — 0.1%
The Dun & Bradstreet Corp. 2.88%, 11/15/2015	50,000	51,505

REAL ESTATE INVESTMENT TRUSTS — 8.2%
Alexandria Real Estate Equities, Inc. 4.60%, 4/1/2022	100,000	106,222
AvalonBay Communities, Inc. 5.70%, 3/15/2017	50,000	57,923
BioMed Realty LP 3.85%, 4/15/2016	50,000	53,003
Boston Properties LP 4.13%, 5/15/2021	50,000	53,805
Brandywine Operating Partnership LP 4.95%, 4/15/2018	50,000	55,299
BRE Properties, Inc. 5.50%, 3/15/2017	50,000	56,109
Camden Property Trust 4.63%, 6/15/2021	175,000	195,525
Digital Realty Trust LP 3.63%, 10/1/2022	150,000	149,602
Duke Realty LP 6.75%, 3/15/2020	25,000	30,391
EPR Properties 5.75%, 8/15/2022	100,000	108,804
Equity One, Inc. 3.75%, 11/15/2022	100,000	99,521
ERP Operating LP 5.25%, 9/15/2014	50,000	53,254
Essex Portfolio LP 3.63%, 8/15/2022 (a)	200,000	199,470
HCP, Inc. 5.65%, 12/15/2013	50,000	51,726
Health Care REIT, Inc. 6.13%, 4/15/2020	150,000	176,323
Healthcare Realty Trust, Inc. 6.50%, 1/17/2017	50,000	56,799
Highwoods Realty LP 5.85%, 3/15/2017	30,000	33,458
Hospitality Properties Trust 5.00%, 8/15/2022	100,000	106,944
Host Hotels & Resorts LP:
3.75%, 10/15/2023	50,000	50,246
6.00%, 10/1/2021	75,000	87,112
Kilroy Realty LP 5.00%, 11/3/2015	50,000	54,232
Kimco Realty Corp. 4.30%, 2/1/2018	50,000	54,660
Liberty Property LP:
4.75%, 10/1/2020	70,000	76,406
6.63%, 10/1/2017	25,000	29,593
Mack-Cali Realty LP 7.75%, 8/15/2019	50,000	63,170
National Retail Properties, Inc. 3.80%, 10/15/2022	150,000	152,286
Omega Healthcare Investors, Inc. 6.75%, 10/15/2022	125,000	138,520
Realty Income Corp. 6.75%, 8/15/2019	50,000	61,603
Regency Centers LP 5.25%, 8/1/2015	50,000	54,047
Senior Housing Properties Trust 4.30%, 1/15/2016	50,000	51,756
Simon Property Group LP 6.13%, 5/30/2018	50,000	61,159
Tanger Properties LP 6.15%, 11/15/2015	60,000	66,906
UDR, Inc. 5.25%, 1/15/2015	50,000	53,254
Ventas Realty LP/Ventas Capital Corp.:
3.13%, 11/30/2015	15,000	15,756
4.75%, 6/1/2021	25,000	27,842
Vornado Realty LP 4.25%, 4/1/2015	85,000	89,030
Washington Real Estate Investment Trust 4.95%, 10/1/2020	50,000	54,275
Weingarten Realty Investors 3.50%, 4/15/2023	50,000	49,959

		2,935,990

ROAD & RAIL — 2.3%
Burlington Northern Santa Fe LLC:
3.00%, 3/15/2023	50,000	50,496
4.45%, 3/15/2043	50,000	50,791
Canadian National Railway Co.:
2.85%, 12/15/2021	100,000	103,662
6.20%, 6/1/2036	25,000	33,290
Canadian Pacific Railway Co. 4.45%, 3/15/2023	50,000	55,160
Con-way, Inc.:
6.70%, 5/1/2034	75,000	78,628
7.25%, 1/15/2018	75,000	88,005
CSX Corp. 3.70%, 10/30/2020	50,000	53,929
JB Hunt Transport Services, Inc. 3.38%, 9/15/2015	50,000	51,220
Norfolk Southern Corp.:
2.90%, 2/15/2023 (a)	32,000	31,903
3.25%, 12/1/2021	25,000	26,107
Ryder System, Inc.:
2.35%, 2/26/2019	50,000	50,207
3.15%, 3/2/2015	50,000	51,453
Union Pacific Corp.:
4.16%, 7/15/2022	50,000	56,176
4.30%, 6/15/2042	25,000	25,488
5.13%, 2/15/2014	25,000	25,950

		832,465

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.7%
Analog Devices, Inc. 3.00%, 4/15/2016	50,000	53,131
Applied Materials, Inc. 5.85%, 6/15/2041	30,000	35,189
Intel Corp.:
1.95%, 10/1/2016	50,000	51,724
4.80%, 10/1/2041	35,000	36,954
KLA-Tencor Corp. 6.90%, 5/1/2018	30,000	35,596

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Texas Instruments, Inc. 1.38%, 5/15/2014	$50,000	$50,576

		263,170

SOFTWARE — 1.5%
Adobe Systems, Inc. 3.25%, 2/1/2015	25,000	26,044
BMC Software, Inc. 4.25%, 2/15/2022	75,000	75,220
CA, Inc. 5.38%, 12/1/2019	50,000	56,468
Intuit, Inc. 5.75%, 3/15/2017	50,000	57,250
Microsoft Corp. 1.63%, 9/25/2015	50,000	51,429
Oracle Corp.:
1.20%, 10/15/2017	100,000	100,072
6.13%, 7/8/2039	25,000	31,988
Symantec Corp.:
2.75%, 9/15/2015	50,000	51,689
3.95%, 6/15/2022	100,000	101,665

		551,825

SPECIALTY RETAIL — 1.9%
Advance Auto Parts, Inc. 5.75%, 5/1/2020	50,000	54,995
AutoZone, Inc.:
2.88%, 1/15/2023	50,000	47,990
5.75%, 1/15/2015	96,000	104,123
Family Dollar Stores, Inc. 5.00%, 2/1/2021	50,000	53,472
Lowe’s Cos., Inc. 3.75%, 4/15/2021	50,000	53,632
O’Reilly Automotive, Inc. 4.63%, 9/15/2021	25,000	27,447
Staples, Inc.:
2.75%, 1/12/2018	100,000	101,236
4.38%, 1/12/2023	50,000	50,526
The Gap, Inc. 5.95%, 4/12/2021	50,000	56,862
The Home Depot, Inc. 5.40%, 9/15/2040	25,000	29,262
TJX Cos., Inc. 6.95%, 4/15/2019	75,000	93,438

		672,983

TEXTILES, APPAREL & LUXURY GOODS — 0.1%
V.F. Corp. 6.45%, 11/1/2037	25,000	31,627

THRIFTS & MORTGAGE FINANCE — 0.2%
First Niagara Financial Group, Inc. 6.75%, 3/19/2020	60,000	71,924

TOBACCO — 0.8%
Altria Group, Inc. 9.25%, 8/6/2019	25,000	34,715
Lorillard Tobacco Co. 3.50%, 8/4/2016	25,000	26,325
Philip Morris International, Inc.:
1.13%, 8/21/2017	50,000	49,747
3.88%, 8/21/2042	50,000	46,140
6.38%, 5/16/2038	25,000	31,822
Reynolds American, Inc.:
3.25%, 11/1/2022	50,000	49,392
7.75%, 6/1/2018	25,000	31,554

		269,695

TRADING COMPANIES & DISTRIBUTORS — 0.2%
GATX Corp.:
2.38%, 7/30/2018	23,000	23,138
8.75%, 5/15/2014	50,000	54,285

		77,423

WIRELESS TELECOMMUNICATION SERVICES — 1.7%
America Movil SAB de CV 6.13%, 3/30/2040	100,000	116,532
American Tower Corp. 4.50%, 1/15/2018	50,000	54,951
Cellco Partnership/Verizon Wireless Capital LLC 8.50%, 11/15/2018	25,000	33,124
Deutsche Telekom International Finance BV 8.75%, 6/15/2030	20,000	28,200
France Telecom SA 4.38%, 7/8/2014	50,000	52,158
Koninklijke KPN NV 8.38%, 10/1/2030	35,000	45,364
Rogers Communications, Inc. 6.38%, 3/1/2014	50,000	52,566
Telecom Italia Capital SA 7.18%, 6/18/2019	50,000	56,750
Telefonica Emisiones SAU 3.99%, 2/16/2016	50,000	51,750
US Cellular Corp. 6.70%, 12/15/2033	50,000	51,922
Vodafone Group PLC:
4.15%, 6/10/2014	50,000	52,015
6.15%, 2/27/2037	25,000	29,441

		624,773

TOTAL CORPORATE BONDS & NOTES —
(Cost $34,198,844)		35,377,555

	Shares
SHORT TERM INVESTMENT — 1.3%
MONEY MARKET FUND — 1.3%
State Street Institutional Liquid Reserves Fund 0.13% (c)(d)(e) (Cost $458,073)	458,073	458,073

TOTAL INVESTMENTS — 100.2% (f)
(Cost $34,656,917)		35,835,628
OTHER ASSETS & LIABILITIES — (0.2)%		(88,881)

NET ASSETS — 100.0%		$35,746,747

SPDR Barclays Issuer Scored Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.4% of net assets as of March 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company
REIT = Real Estate Investment Trust
ULC = Unlimited Liability Corporation

SPDR Barclays Convertible Securities ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

CONVERTIBLE CORPORATE BONDS & NOTES — 70.4%
AEROSPACE & DEFENSE — 0.6%
L-3 Communications Holdings, Inc. 3.00%, 8/1/2035	$6,546,000	$6,620,363

AUTOMOBILES — 1.8%
Ford Motor Co. 4.25%, 11/15/2016	8,263,000	13,256,248
Navistar International Corp. 3.00%, 10/15/2014 (a)	5,772,000	5,900,716

		19,156,964

BEVERAGES — 0.5%
Molson Coors Brewing Co. 2.50%, 7/30/2013 (a)	5,794,000	5,984,159

BIOTECHNOLOGY — 6.2%
Dendreon Corp. 2.88%, 1/15/2016	5,870,000	4,666,492
Gilead Sciences, Inc.:
1.00%, 5/1/2014 (a)	12,403,000	26,947,502
1.63%, 5/1/2016	12,282,000	26,679,206
Illumina, Inc. 0.25%, 3/15/2016 (b)	9,000,000	8,675,820

		66,969,020

BUILDING PRODUCTS — 2.7%
Cemex SAB de CV:
3.25%, 3/15/2016	9,587,000	12,693,188
3.75%, 3/15/2018 (a)	6,288,000	8,526,528
4.88%, 3/15/2015 (a)	6,680,000	8,216,400

		29,436,116

CAPITAL MARKETS — 0.6%
Ares Capital Corp. 5.75%, 2/1/2016	5,648,000	6,145,589

COMMUNICATIONS EQUIPMENT — 1.1%
Alcatel-Lucent USA, Inc. Series B, 2.88%, 6/15/2025 (a)	7,348,000	7,379,156
Ciena Corp. 0.88%, 6/15/2017 (a)	4,800,000	4,317,840

		11,696,996

COMPUTERS & PERIPHERALS — 5.4%
EMC Corp. 1.75%, 12/1/2013	16,350,000	24,363,135
NetApp, Inc. 1.75%, 6/1/2013	12,549,000	13,683,429
SanDisk Corp.:
1.00%, 5/15/2013	8,758,000	8,751,204
1.50%, 8/15/2017 (a)	9,144,000	11,767,414

		58,565,182

CONTAINERS & PACKAGING — 0.6%
Owens-Brockway Glass Container, Inc. 3.00%, 6/1/2015 (b)	6,403,000	6,442,443

FOOD PRODUCTS — 1.1%
Archer-Daniels-Midland Co. 0.88%, 2/15/2014	11,517,000	11,657,507

HEALTH CARE EQUIPMENT & SUPPLIES — 0.5%
Hologic, Inc. 2.00%, 3/1/2042 (a)(c)	5,250,000	5,506,200

HEALTH CARE PROVIDERS & SERVICES — 2.5%
LifePoint Hospitals, Inc. 3.50%, 5/15/2014 (a)	5,588,000	6,107,237
Molina Healthcare, Inc. 1.13%, 1/15/2020 (b)	5,000,000	5,017,600
WellPoint, Inc. 2.75%, 10/15/2042 (b)	14,750,000	16,120,422

		27,245,259

HOTELS, RESTAURANTS & LEISURE — 1.9%
International Game Technology 3.25%, 5/1/2014 (a)	7,948,000	8,565,162
MGM Resorts International 4.25%, 4/15/2015	11,164,000	12,114,615

		20,679,777

HOUSEHOLD DURABLES — 1.4%
D.R. Horton, Inc. 2.00%, 5/15/2014	4,954,000	9,311,538
Jarden Corp. 1.88%, 9/15/2018 (b)	4,750,000	5,417,850

		14,729,388

INSURANCE — 0.5%
Old Republic International Corp. 3.75%, 3/15/2018 (a)	4,911,000	5,504,396

INTERNET & CATALOG RETAIL — 2.1%
priceline.com, Inc.:
1.00%, 3/15/2018 (a)	9,850,000	10,890,554
1.25%, 3/15/2015 (b)	5,170,000	11,750,531

		22,641,085

INTERNET SOFTWARE & SERVICES — 2.1%
TIBCO Software, Inc. 2.25%, 5/1/2032 (a)(b)	6,350,000	6,151,601
VeriSign, Inc. 3.25%, 8/15/2037	11,498,000	17,014,740

		23,166,341

IT SERVICES — 1.5%
Alliance Data Systems Corp. 1.75%, 8/1/2013	7,976,000	16,335,965

MARINE — 0.6%
DryShips, Inc. 5.00%, 12/1/2014	7,078,000	6,063,482

MEDIA — 4.8%
Liberty Media LLC 3.13%, 3/30/2023	10,841,990	17,669,516
Virgin Media, Inc. 6.50%, 11/15/2016	9,797,000	25,648,546
XM Satellite Radio, Inc. 7.00%, 12/1/2014 (b)	5,365,000	9,453,130

		52,771,192

METALS & MINING — 5.1%
Alcoa, Inc. 5.25%, 3/15/2014 (a)	5,418,000	7,516,391
AngloGold Ashanti, Holdings Finance PLC 3.50%, 5/22/2014 (b)	6,124,000	6,104,036
ArcelorMittal 5.00%, 5/15/2014 (a)	7,431,000	7,631,637

SPDR Barclays Convertible Securities ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Goldcorp, Inc. 2.00%, 8/1/2014	$8,437,000	$8,804,347
Newmont Mining Corp.:
1.25%, 7/15/2014 (a)	5,873,000	6,602,662
1.63%, 7/15/2017 (a)	5,271,000	6,487,072
Sterlite Industries India, Ltd. 4.00%, 10/30/2014	4,450,000	4,363,492
United States Steel Corp. 4.00%, 5/15/2014	7,982,000	8,318,441

		55,828,078

OIL, GAS & CONSUMABLE FUELS — 4.5%
Chesapeake Energy Corp. 2.50%, 5/15/2037 (a)	20,623,000	19,811,485
Cobalt International Energy, Inc. 2.63%, 12/1/2019	13,450,000	15,012,890
Massey Energy Co. 3.25%, 8/1/2015 (a)	6,300,000	6,079,708
Peabody Energy Corp. 4.75%, 12/15/2066 (a)	7,323,000	5,978,006
USEC, Inc. 3.00%, 10/1/2014	6,325,000	2,182,125

		49,064,214

PHARMACEUTICALS — 2.3%
Mylan, Inc. 3.75%, 9/15/2015	5,605,000	12,391,422
Salix Pharmaceuticals, Ltd. 1.50%, 3/15/2019	7,000,000	7,279,111
Teva Pharmaceutical Finance Co. LLC Series C 0.25%, 2/1/2026	4,750,000	4,941,805

		24,612,338

REAL ESTATE INVESTMENT TRUSTS — 2.0%
Annaly Capital Management, Inc. 5.00%, 5/15/2015 (a)	8,000,000	8,302,560
Boston Properties LP 3.63%, 2/15/2014 (a)(b)	6,827,000	7,059,118
Starwood Property Trust, Inc. 4.55%, 3/1/2018	6,000,000	6,596,940

		21,958,618

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 10.3%
Advanced Micro Devices, Inc. 6.00%, 5/1/2015	6,474,000	6,433,117
Intel Corp.:
2.95%, 12/15/2035 (a)	15,869,000	16,829,074
3.25%, 8/1/2039 (a)	18,470,000	22,260,783
Linear Technology Corp. Series A 3.00%, 5/1/2027	8,630,000	9,247,045
Microchip Technology, Inc. 2.13%, 12/15/2037 (a)	11,010,000	15,637,833
Micron Technology, Inc.:
1.88%, 6/1/2014 (a)	9,285,000	9,500,133
2.38%, 5/1/2032 (a)(b)	5,250,000	6,492,938
Novellus Systems, Inc. 2.63%, 5/15/2041	7,200,000	9,794,160
Xilinx, Inc.:
2.63%, 6/15/2017 (a)	5,590,000	7,925,502
3.13%, 3/15/2037	6,223,000	8,341,309

		112,461,894

SOFTWARE — 5.4%
Electronic Arts, Inc. 0.75%, 7/15/2016	5,750,000	5,569,479
Microsoft Corp. Zero Coupon, 6/15/2013 (b)(d)	11,643,000	11,663,259
Nuance Communications, Inc. 2.75%, 11/1/2031 (a)	6,950,000	7,170,106
Salesforce.com, Inc.:
0.25%, 4/1/2018 (b)	11,000,000	10,951,875
0.75%, 1/15/2015	5,668,000	11,905,464
Symantec Corp. 1.00%, 6/15/2013	9,152,000	11,792,718

		59,052,901

THRIFTS & MORTGAGE FINANCE — 0.5%
MGIC Investment Corp. 2.00%, 4/1/2020 (a)	5,000,000	5,011,000

WIRELESS TELECOMMUNICATION SERVICES — 1.8%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25%, 12/1/2040 (a)(b)	6,773,000	7,488,229
SBA Communications Corp. 4.00%, 10/1/2014	5,185,000	12,387,483

		19,875,712

TOTAL CONVERTIBLE CORPORATE BONDS & NOTES —
(Cost $713,710,771)		765,182,179

	Shares
CONVERTIBLE PREFERRED STOCKS — 26.5%
AEROSPACE & DEFENSE — 1.2%
United Technologies Corp. 7.50%, 8/1/2015 (a)	220,000	13,167,000

AUTO COMPONENTS — 0.4%
The Goodyear Tire & Rubber Co. 5.88%, 4/1/2014 (a)	111,500	4,851,365

AUTOMOBILES — 3.8%
General Motors Co. 4.75%, 12/1/2013	962,227	41,318,027

COMMERCIAL BANKS — 4.6%
Wells Fargo & Co. Series L 7.50%, 12/31/2049	38,643	49,801,166

DIVERSIFIED FINANCIAL SERVICES — 3.3%
Bank of America Corp. Series L 7.25%, 12/31/2049 (a)	29,458	35,884,557

ELECTRIC UTILITIES — 3.8%
AES Trust III 6.75%, 10/15/2029 (a)	109,978	5,535,193
NextEra Energy, Inc.:
5.60%, 6/1/2015	105,000	5,748,278
5.89%, 9/1/2015	133,500	7,282,425
PPL Corp.:
8.75%, 5/1/2014	203,500	11,345,125
9.50%, 7/1/2013	207,474	11,369,575

		41,280,596

SPDR Barclays Convertible Securities ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value
FOOD PRODUCTS — 0.6%
Bunge, Ltd. 4.88%, 12/31/2049	63,500	$6,762,750

HEALTH CARE EQUIPMENT & SUPPLIES — 0.5%
Alere, Inc. Series B 3.00%, 12/31/2049 (a)	20,461	4,905,116

INSURANCE — 1.7%
MetLife, Inc. 5.00%, 9/11/2013	380,800	18,811,520

MACHINERY — 0.7%
Stanley Black & Decker, Inc. 4.75%, 11/17/2015 (a)	60,632	7,675,405

METALS & MINING — 2.6%
Cliffs Natural Resources, Inc. 7.00%, 2/1/2016 (a)	280,000	5,227,600
ArcelorMittal 6.00%, 1/15/2016	865,000	18,121,750
AngloGold Ashanti, Holdings Finance PLC 6.00%, 9/15/2013	178,112	5,072,630

		28,421,980

OIL, GAS & CONSUMABLE FUELS — 1.8%
Apache Corp. 6.00%, 8/1/2013	246,000	10,956,840
CenterPoint Energy, Inc. 0.31%, 9/15/2029 (e)	125,921	5,839,712
Chesapeake Energy Corp. 5.75%, 12/31/2049 (b)	2,500	2,568,800

		19,365,352

REAL ESTATE INVESTMENT TRUST — 0.8%
Health Care REIT, Inc. Series I 6.50%, 12/31/2049 (a)	141,145	8,766,516

WIRELESS TELECOMMUNICATION SERVICES — 0.7%
Lucent Technologies Capital Trust I 7.75%, 3/15/2017 (a)	8,355	7,745,085

TOTAL CONVERTIBLE PREFERRED STOCKS —
(Cost $288,515,645) (f)		288,756,435

COMMON STOCKS — 2.0%
AUTO COMPONENTS — 0.6%
Dana Holding Corp. (a)	371,500	6,623,845

BIOTECHNOLOGY — 1.4%
Gilead Sciences, Inc. (a)(d)	299,000	14,630,070

THRIFTS & MORTGAGE FINANCE — 0.0% (g)
Federal National Mortgage Association (a)(d)	100,000	68,500

TOTAL COMMON STOCKS —
(Cost $20,197,344) (f)		21,322,415

SHORT TERM INVESTMENTS — 11.1%
MONEY MARKET FUNDS — 11.1%
State Street Navigator Securities Lending Prime Portfolio (h)(i)	116,201,913	116,201,913
State Street Institutional Liquid Reserves Fund 0.13% (i)(j)	4,351,157	4,351,157

TOTAL SHORT TERM INVESTMENTS — (f)
(Cost $120,553,070)		120,553,070

TOTAL INVESTMENTS — 110.0% (k)
(Cost $1,142,976,830)		1,195,814,099
OTHER ASSETS & LIABILITIES — (10.0)%		(108,352,744)

NET ASSETS — 100.0%		$1,087,461,355

(a)	A portion of the security was on loan at March 31, 2013.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 11.2% of net assets as of March 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Step-up Bond. Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2013. Maturity date disclosed is the ultimate maturity.
(d)	Non-income producing security.
(e)	Variable rate security. Rate shown is rate in effect at March 31, 2013. Maturity date disclosed is the ultimate maturity.
(f)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(g)	Amount shown represents less than 0.05% of net assets.
(h)	Investments of cash collateral for securities loaned.
(i)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(j)	The rate shown is the annualized seven-day yield at period end.
(k)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR Barclays Mortgage Backed Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

U.S. GOVERNMENT AGENCY MBS TBA — 99.6%
Fannie Mae
3.00%, 15yr TBA (a)	$1,900,000	$1,998,266
3.50%, 15yr TBA (a)	1,000,000	1,060,313
3.50%, 30yr TBA (a)	2,250,000	2,375,508
4.00%, 15yr TBA (a)	500,000	535,000
4.00%, 30yr TBA (a)	4,000,000	4,264,375
4.50%, 15yr TBA (a)	500,000	538,359
4.50%, 30yr TBA (a)	1,850,000	1,993,086
5.00%, 15yr TBA (a)	350,000	377,234
5.00%, 30yr TBA (a)	1,850,000	2,004,359
5.50%, 15yr TBA (a)(b)	250,000	267,500
5.50%, 30yr TBA (a)	2,500,000	2,726,953
6.00%, 30yr TBA (a)	2,000,000	2,191,250
Freddie Mac
3.00%, 15yr TBA (a)	1,000,000	1,047,969
3.00%, 30yr TBA (a)	2,000,000	2,053,125
3.50%, 30yr TBA (a)	1,500,000	1,578,750
4.00%, 15yr TBA (a)	500,000	530,938
4.50%, 30yr TBA (a)	2,250,000	2,407,676
5.00%, 30yr TBA (a)	2,000,000	2,151,250
Ginnie Mae
3.00%, 30yr TBA (a)	1,000,000	1,045,078
3.50%, 30yr TBA (a)	2,300,000	2,473,937
4.00%, 30yr TBA (a)	1,500,000	1,635,234
4.50%, 30yr TBA (a)	2,750,000	3,007,383
5.00%, 30yr TBA (a)	1,500,000	1,633,594
5.50%, 30yr TBA (a)	750,000	820,898

TOTAL U.S. GOVERNMENT AGENCY MBS TBA —
(Cost $40,608,121)		40,718,035

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 0.2%
Ginnie Mae 4.00%, 2/15/2040 30yr (a) (Cost $72,508)	72,384	79,315

	Shares
SHORT TERM INVESTMENT — 99.6%
MONEY MARKET FUND — 99.6%
State Street Institutional Liquid Reserves Fund 0.13% (c)(d)(e)(f) (Cost $40,719,777)	40,719,777	40,719,777

TOTAL INVESTMENTS — 199.4% (g)
(Cost $81,400,406)		81,517,127
OTHER ASSETS & LIABILITIES — (99.4)%		(40,632,466)

NET ASSETS — 100.0%		$40,884,661

(a)	When-issued security.
(b)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. (See accompanying Notes to Schedules of Investments)
(c)	Security, or a portion of the security has been designated as collateral for TBA securities.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
TBA = To Be Announced

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 24.0%
AEROSPACE & DEFENSE — 0.3%
Honeywell International, Inc.:
4.25%, 3/1/2021 (a)	$50,000	$57,568
5.38%, 3/1/2041	100,000	122,372
L-3 Communications Corp. 3.95%, 11/15/2016	100,000	107,847
Lockheed Martin Corp. 3.35%, 9/15/2021	250,000	261,449
Northrop Grumman Corp.:
3.70%, 8/1/2014	250,000	259,777
5.05%, 11/15/2040	20,000	21,654
Precision Castparts Corp. 2.50%, 1/15/2023	100,000	98,376
Raytheon Co. 2.50%, 12/15/2022	125,000	121,731
The Boeing Co.:
3.50%, 2/15/2015	250,000	263,735
6.13%, 2/15/2033	165,000	207,965
United Technologies Corp.:
4.50%, 4/15/2020 (a)	60,000	69,336
4.88%, 5/1/2015	100,000	108,954
5.38%, 12/15/2017	250,000	296,932
5.70%, 4/15/2040 (a)	210,000	261,320
6.05%, 6/1/2036	100,000	127,534

		2,386,550

AIR FREIGHT & LOGISTICS — 0.1%
FedEx Corp. 2.63%, 8/1/2022 (a)	100,000	98,493
United Parcel Service, Inc.:
3.88%, 4/1/2014	250,000	258,543
6.20%, 1/15/2038	100,000	133,769

		490,805

AIRLINES — 0.0% (b)
Continental Airlines 2012-1 Pass Through Trust, Class A 4.15%, 10/11/2025	100,000	104,625
Continental Airlines 2012-2 Pass Through Trust, Class A 4.00%, 4/29/2026 (a)	20,000	20,825
Delta Air Lines 2010-2 Pass Through Trust, Class A 4.95%, 11/23/2020	86,933	94,974
US Airways 2012-2 Pass Through Trust, Class A 4.63%, 12/3/2026	100,000	104,500

		324,924

AUTO COMPONENTS — 0.1%
Johnson Controls, Inc.:
4.25%, 3/1/2021 (a)	60,000	65,650
5.50%, 1/15/2016 (a)	250,000	278,616

		344,266

AUTOMOBILES — 0.0% (b)
Daimler Finance North America LLC 8.50%, 1/18/2031	125,000	192,468

BEVERAGES — 0.5%
Anheuser-Busch InBev Worldwide, Inc.:
5.38%, 1/15/2020	335,000	403,142
6.38%, 1/15/2040	250,000	330,467
7.75%, 1/15/2019	250,000	328,299
8.20%, 1/15/2039	100,000	157,552
Diageo Capital PLC 5.75%, 10/23/2017	250,000	297,232
Dr. Pepper Snapple Group, Inc. 3.20%, 11/15/2021 (a)	150,000	156,050
Molson Coors Brewing Co. 5.00%, 5/1/2042	50,000	52,755
PepsiCo, Inc.:
0.75%, 3/5/2015	500,000	501,854
2.75%, 3/5/2022 (a)	350,000	355,290
3.60%, 8/13/2042 (a)	100,000	91,789
4.50%, 1/15/2020	100,000	115,044
The Coca-Cola Co.:
1.50%, 11/15/2015	600,000	613,295
3.15%, 11/15/2020	70,000	75,615

		3,478,384

BIOTECHNOLOGY — 0.2%
Amgen, Inc.:
1.88%, 11/15/2014	350,000	356,015
3.88%, 11/15/2021	100,000	109,070
4.10%, 6/15/2021	100,000	110,943
4.50%, 3/15/2020 (a)	50,000	56,657
5.15%, 11/15/2041	324,000	345,086
5.75%, 3/15/2040	55,000	63,474
Genentech, Inc. 4.75%, 7/15/2015	100,000	109,020
Gilead Sciences, Inc. 4.50%, 4/1/2021 (a)	200,000	225,634
Life Technologies Corp. 6.00%, 3/1/2020	100,000	112,000

		1,487,899

BUILDING MATERIALS — 0.0% (b)
CRH America, Inc. 6.00%, 9/30/2016	100,000	113,242

BUILDING PRODUCTS — 0.0% (b)
Owens Corning 4.20%, 12/15/2022	138,000	140,640

CAPITAL MARKETS — 1.1%
BlackRock, Inc. 3.50%, 12/10/2014	300,000	314,899
HSBC USA, Inc. 1.63%, 1/16/2018	150,000	149,800
Jefferies Group, Inc.:
5.13%, 4/13/2018 (a)	300,000	328,785
6.25%, 1/15/2036	60,000	61,978
6.45%, 6/8/2027	20,000	21,937
Morgan Stanley:
1.75%, 2/25/2016 (a)	100,000	100,689
3.75%, 2/25/2023	100,000	100,331
3.80%, 4/29/2016	500,000	529,708
4.75%, 3/22/2017	100,000	110,241
4.88%, 11/1/2022 (a)	63,000	66,531
5.63%, 9/23/2019	150,000	172,988

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

5.75%, 1/25/2021	$500,000	$577,827
6.00%, 5/13/2014	560,000	590,064
6.63%, 4/1/2018	390,000	466,110
Svensk Exportkredit AB 5.13%, 3/1/2017	205,000	237,675
The Bank of New York Mellon Corp.:
1.20%, 2/20/2015	200,000	202,090
2.30%, 7/28/2016 (a)	100,000	104,554
3.55%, 9/23/2021	100,000	107,833
4.30%, 5/15/2014	300,000	312,926
The Charles Schwab Corp. 0.85%, 12/4/2015	100,000	100,274
The Goldman Sachs Group, Inc.:
3.63%, 1/22/2023	100,000	100,124
3.70%, 8/1/2015	500,000	528,121
5.35%, 1/15/2016	555,000	613,035
5.95%, 1/15/2027	595,000	659,605
6.13%, 2/15/2033 (a)	400,000	457,214
6.15%, 4/1/2018	500,000	589,043

		7,604,382

CHEMICALS — 0.4%
Agrium, Inc.:
3.15%, 10/1/2022	150,000	144,265
6.13%, 1/15/2041	20,000	22,377
E.I. du Pont de Nemours & Co.:
5.25%, 12/15/2016	255,000	294,563
5.75%, 3/15/2019	250,000	304,682
Eastman Chemical Co. 3.60%, 8/15/2022	100,000	104,207
Ecolab, Inc.:
4.35%, 12/8/2021	100,000	110,337
5.50%, 12/8/2041	76,000	87,467
Monsanto Co. 2.20%, 7/15/2022	100,000	98,183
Potash Corp. of Saskatchewan, Inc. 5.88%, 12/1/2036	100,000	118,874
PPG Industries, Inc.:
2.70%, 8/15/2022 (a)	200,000	195,616
6.65%, 3/15/2018	100,000	123,302
Praxair, Inc. 3.00%, 9/1/2021	250,000	259,442
RPM International, Inc. 3.45%, 11/15/2022	100,000	98,630
The Dow Chemical Co.:
4.13%, 11/15/2021	125,000	134,294
5.25%, 11/15/2041	250,000	268,370
8.55%, 5/15/2019	330,000	442,586
The Sherwin-Williams Co. 4.00%, 12/15/2042	88,000	85,867

		2,893,062

COMMERCIAL BANKS — 3.7%
African Development Bank 1.25%, 9/2/2016	200,000	204,491
Asian Development Bank:
1.75%, 3/21/2019	500,000	515,546
2.50%, 3/15/2016	200,000	211,781
2.63%, 2/9/2015	200,000	208,325
2.75%, 5/21/2014	205,000	210,714
Bank of Montreal 2.50%, 1/11/2017 (a)	225,000	234,888
Bank of Nova Scotia:
1.38%, 12/18/2017	50,000	49,821
2.90%, 3/29/2016 (a)	100,000	105,420
3.40%, 1/22/2015	250,000	262,124
Barclays Bank PLC 3.90%, 4/7/2015	600,000	634,450
BB&T Corp.:
2.05%, 4/28/2014	200,000	203,270
3.95%, 4/29/2016	100,000	109,377
BNP Paribas:
3.25%, 3/3/2023	100,000	97,594
5.00%, 1/15/2021 (a)	350,000	395,445
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
1.70%, 3/19/2018	250,000	249,837
4.50%, 1/11/2021	100,000	111,734
5.25%, 5/24/2041	250,000	283,557
Corp. Andina de Fomento 3.75%, 1/15/2016 (a)	100,000	106,104
Council Of Europe Development Bank 1.25%, 9/22/2016	350,000	356,518
Credit Suisse of New York, NY:
4.38%, 8/5/2020 (a)	600,000	676,781
5.40%, 1/14/2020	100,000	112,285
5.50%, 5/1/2014	300,000	315,189
Deutsche Bank AG London 6.00%, 9/1/2017	250,000	296,678
European Bank for Reconstruction & Development 2.50%, 3/15/2016	450,000	476,234
European Investment Bank:
1.00%, 3/15/2018	125,000	124,218
1.13%, 4/15/2015 (a)	1,000,000	1,014,659
2.50%, 5/16/2016 (a)	950,000	1,005,633
2.75%, 3/23/2015 (a)	300,000	313,806
4.00%, 2/16/2021 (a)	650,000	751,259
Export-Import Bank of Korea:
4.13%, 9/9/2015	200,000	214,036
5.88%, 1/14/2015	205,000	222,467
Fifth Third Bancorp 3.63%, 1/25/2016	100,000	106,821
HSBC Bank USA NA 4.63%, 4/1/2014	220,000	226,473
HSBC Holdings PLC:
4.00%, 3/30/2022 (a)	500,000	536,744
6.10%, 1/14/2042	35,000	44,439
6.50%, 9/15/2037	250,000	307,368
6.80%, 6/1/2038	100,000	126,749
Inter-American Development Bank:
1.75%, 8/24/2018	500,000	518,474
3.88%, 10/28/2041	35,000	36,963
5.13%, 9/13/2016	405,000	467,524
International Bank for Reconstruction & Development:
1.00%, 9/15/2016	600,000	609,385
2.13%, 3/15/2016	200,000	209,707
2.38%, 5/26/2015	300,000	312,999
4.75%, 2/15/2035	80,000	97,776
International Finance Corp. 2.25%, 4/11/2016	650,000	684,708

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Intesa Sanpaolo SpA 3.88%, 1/16/2018	$200,000	$192,122
KeyBank NA 5.80%, 7/1/2014	205,000	217,730
Korea Development Bank 4.00%, 9/9/2016	100,000	108,782
Kreditanstalt fuer Wiederaufbau:
1.00%, 1/12/2015	200,000	202,188
1.25%, 2/15/2017 (a)	225,000	229,321
2.00%, 10/4/2022 (a)	125,000	123,169
2.38%, 8/25/2021	700,000	723,826
2.63%, 2/16/2016 (a)	1,950,000	2,068,760
2.75%, 9/8/2020 (a)	100,000	107,734
4.50%, 7/16/2018 (a)	215,000	252,238
Landwirtschaftliche Rentenbank:
1.88%, 9/17/2018	400,000	415,485
3.13%, 7/15/2015	200,000	212,075
Lloyds TSB Bank PLC 4.20%, 3/28/2017 (a)	125,000	137,500
National Australia Bank/New York 2.75%, 3/9/2017	150,000	157,593
Nordic Investment Bank 2.50%, 7/15/2015	350,000	366,495
Oesterreichische Kontrollbank AG 2.00%, 6/3/2016 (a)	200,000	207,931
PNC Funding Corp.:
5.13%, 2/8/2020	150,000	175,585
5.25%, 11/15/2015	350,000	388,435
Royal Bank of Canada:
0.63%, 12/5/2016	100,000	99,977
1.20%, 9/19/2017	100,000	100,386
2.30%, 7/20/2016	305,000	316,774
SunTrust Bank/Atlanta GA 5.00%, 9/1/2015	16,000	17,325
SunTrust Banks, Inc. 7.25%, 3/15/2018	60,000	74,618
The Korea Development Bank 3.50%, 8/22/2017	250,000	268,044
The Toronto-Dominion Bank 2.38%, 10/19/2016	100,000	104,405
Union Bank NA 5.95%, 5/11/2016	100,000	113,946
US Bancorp 2.45%, 7/27/2015 (a)	100,000	103,797
US Bank NA 4.95%, 10/30/2014	500,000	533,371
Wachovia Bank NA 5.85%, 2/1/2037	200,000	243,134
Wachovia Corp.:
5.63%, 10/15/2016	200,000	229,401
5.75%, 2/1/2018	125,000	148,688
Wells Fargo & Co.:
1.25%, 2/13/2015	750,000	758,386
3.45%, 2/13/2023	100,000	100,920
3.50%, 3/8/2022 (a)	500,000	525,093
5.63%, 12/11/2017 (a)	250,000	295,902
Westpac Banking Corp.:
3.00%, 12/9/2015 (a)	350,000	369,324
4.88%, 11/19/2019	300,000	350,204

		25,401,035

COMMERCIAL SERVICES & SUPPLIES — 0.1%
Pitney Bowes, Inc. 5.25%, 1/15/2037 (a)	100,000	101,600
Republic Services, Inc.:
4.75%, 5/15/2023	250,000	281,901
5.00%, 3/1/2020	100,000	115,379
The ADT Corp. 3.50%, 7/15/2022 (c)	150,000	149,294
The Western Union Co.:
2.88%, 12/10/2017	100,000	100,748
5.93%, 10/1/2016	100,000	110,169
Waste Management, Inc. 7.38%, 3/11/2019	100,000	125,491

		984,582

COMMUNICATIONS EQUIPMENT — 0.1%
Cisco Systems, Inc.:
4.45%, 1/15/2020 (a)	500,000	571,947
5.50%, 2/22/2016	240,000	272,427
Juniper Networks, Inc. 5.95%, 3/15/2041	20,000	21,784

		866,158

COMPUTERS & PERIPHERALS — 0.2%
Dell, Inc.:
2.30%, 9/10/2015 (a)	100,000	100,000
6.50%, 4/15/2038 (a)	250,000	238,125
Hewlett-Packard Co.:
3.00%, 9/15/2016	350,000	360,962
4.05%, 9/15/2022	250,000	252,752
4.30%, 6/1/2021 (a)	100,000	101,167

		1,053,006

CONSTRUCTION & ENGINEERING — 0.0% (b)
ABB Finance USA, Inc. 2.88%, 5/8/2022 (a)	150,000	151,747
URS Corp. 5.25%, 4/1/2022 (c)	100,000	105,415

		257,162

CONSUMER FINANCE — 0.3%
Caterpillar Financial Services Corp.:
1.65%, 4/1/2014	250,000	253,125
2.05%, 8/1/2016 (a)	300,000	311,240
7.15%, 2/15/2019	70,000	90,220
John Deere Capital Corp.:
1.25%, 12/2/2014	150,000	151,751
2.25%, 6/7/2016	200,000	208,734
2.80%, 9/18/2017 (a)	400,000	427,668
SLM Corp. 6.25%, 1/25/2016	700,000	763,000

		2,205,738

CONTAINERS & PACKAGING — 0.0% (b)
Bemis Co., Inc. 4.50%, 10/15/2021	100,000	108,195

DIVERSIFIED CONSUMER SERVICES — 0.1% (b)
Cornell University 5.45%, 2/1/2019	150,000	182,937
Massachusetts Institute of Technology 5.60%, 7/1/2111	100,000	131,783

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Stanford University 4.75%, 5/1/2019	$110,000	$130,683

		445,403

DIVERSIFIED FINANCIAL SERVICES — 3.0%
American Express Co.:
2.65%, 12/2/2022 (a)	86,000	84,701
7.25%, 5/20/2014	250,000	268,357
8.13%, 5/20/2019	75,000	100,866
American Express Credit Corp. 2.38%, 3/24/2017	500,000	520,711
Ameriprise Financial, Inc. 5.65%, 11/15/2015	100,000	112,153
Bank of America Corp.:
2.00%, 1/11/2018	100,000	99,530
3.30%, 1/11/2023	150,000	147,413
4.50%, 4/1/2015	1,000,000	1,060,597
5.00%, 5/13/2021	500,000	559,719
5.65%, 5/1/2018	150,000	173,166
Bank of America NA 5.30%, 3/15/2017	385,000	431,467
Capital One Bank USA NA 8.80%, 7/15/2019	100,000	136,071
Capital One Financial Corp. 2.15%, 3/23/2015	500,000	510,576
Citigroup, Inc.:
1.25%, 1/15/2016	100,000	99,846
3.38%, 3/1/2023	100,000	100,631
4.45%, 1/10/2017	750,000	824,980
4.50%, 1/14/2022 (a)	250,000	277,553
4.59%, 12/15/2015	200,000	216,326
5.38%, 8/9/2020	100,000	116,938
5.50%, 2/15/2017	150,000	167,660
5.88%, 1/30/2042	150,000	178,138
6.00%, 10/31/2033	100,000	110,944
6.13%, 11/21/2017	350,000	412,733
6.13%, 5/15/2018	150,000	178,338
6.63%, 6/15/2032	100,000	116,071
8.13%, 7/15/2039	150,000	218,652
Ford Motor Credit Co. LLC:
2.38%, 1/16/2018	100,000	99,465
5.88%, 8/2/2021	500,000	571,607
7.00%, 4/15/2015	650,000	716,584
General Electric Capital Corp.:
1.00%, 1/8/2016	100,000	99,983
1.63%, 4/2/2018	250,000	249,418
2.25%, 11/9/2015	200,000	206,694
2.90%, 1/9/2017	500,000	529,280
3.10%, 1/9/2023 (a)	100,000	98,589
3.15%, 9/7/2022	200,000	199,359
4.63%, 1/7/2021	100,000	112,586
4.75%, 9/15/2014	200,000	211,870
5.63%, 5/1/2018	585,000	689,990
6.75%, 3/15/2032	340,000	432,690
6.88%, 1/10/2039	500,000	652,248
General Electric Capital Corp., Series A 6.15%, 8/7/2037	80,000	96,288
JPMorgan Chase & Co.:
3.15%, 7/5/2016	150,000	158,800
3.20%, 1/25/2023	100,000	99,668
3.25%, 9/23/2022	250,000	249,201
3.45%, 3/1/2016	500,000	531,313
3.70%, 1/20/2015 (a)	600,000	629,458
4.25%, 10/15/2020	750,000	817,614
5.13%, 9/15/2014	250,000	265,065
6.00%, 1/15/2018	150,000	178,370
6.40%, 5/15/2038	355,000	453,821
JPMorgan Chase Bank NA 6.00%, 10/1/2017	405,000	477,180
Merrill Lynch & Co., Inc.:
6.05%, 5/16/2016	200,000	222,764
6.11%, 1/29/2037	350,000	391,535
6.88%, 4/25/2018	580,000	699,926
Moody’s Corp. 4.50%, 9/1/2022 (a)	100,000	101,811
National Rural Utilities Cooperative Finance Corp. 8.00%, 3/1/2032	210,000	309,450
Nomura Holdings, Inc.:
4.13%, 1/19/2016 (a)	300,000	314,288
5.00%, 3/4/2015	70,000	74,018
6.70%, 3/4/2020	21,000	24,945
ORIX Corp. 5.00%, 1/12/2016	100,000	107,772
Private Export Funding Corp.:
1.38%, 2/15/2017	225,000	230,182
2.45%, 7/15/2024	200,000	201,398
Raymond James Financial, Inc. 5.63%, 4/1/2024	100,000	114,737
Royal Bank of Scotland Group PLC 4.38%, 3/16/2016	600,000	652,345
The Nasdaq OMX Group, Inc. 5.55%, 1/15/2020	200,000	216,289
Toyota Motor Credit Corp.:
1.25%, 10/5/2017 (a)	250,000	249,959
1.38%, 1/10/2018 (a)	150,000	150,631
2.63%, 1/10/2023 (a)	100,000	99,277
3.30%, 1/12/2022	150,000	158,682
UBS AG of Stamford, CT:
5.75%, 4/25/2018	122,000	144,560
5.88%, 12/20/2017	146,000	173,354

		20,689,201

DIVERSIFIED TELECOMMUNICATION SERVICES — 0.3%
British Telecommunications PLC 9.63%, 12/15/2030	250,000	385,063
Telefonica Emisiones SAU 5.46%, 2/16/2021 (a)	350,000	374,500
Verizon Communications, Inc.:
2.00%, 11/1/2016	500,000	513,875
6.40%, 2/15/2038	300,000	362,682
7.75%, 12/1/2030	400,000	552,285
8.75%, 11/1/2018	130,000	173,665

		2,362,070

ELECTRIC UTILITIES — 1.5%
Appalachian Power Co. 7.00%, 4/1/2038	26,000	34,590
CenterPoint Energy Houston Electric LLC 2.25%, 8/1/2022	100,000	98,015
Commonwealth Edison Co. 4.70%, 4/15/2015	125,000	134,716

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Commonwealth Edison Co., Series 1 5.90%, 3/15/2036	$100,000	$125,703
Consolidated Edison Co. of New York, Inc.:
4.20%, 3/15/2042	100,000	102,676
4.45%, 6/15/2020	100,000	115,062
5.50%, 12/1/2039	125,000	152,005
Consumers Energy Co. 5.65%, 9/15/2018	100,000	121,639
Duke Energy Carolinas LLC:
4.25%, 12/15/2041	250,000	257,826
7.00%, 11/15/2018	220,000	285,225
Duke Energy Corp. 2.15%, 11/15/2016	250,000	258,066
Edison International 3.75%, 9/15/2017	50,000	54,305
Entergy Corp. 4.70%, 1/15/2017	250,000	272,552
Entergy Texas, Inc. 7.13%, 2/1/2019	25,000	31,187
Exelon Generation Co. LLC 4.00%, 10/1/2020 (a)	500,000	527,390
FirstEnergy Corp. 7.38%, 11/15/2031	200,000	233,492
Florida Power & Light Co.:
4.05%, 6/1/2042	25,000	25,116
5.63%, 4/1/2034	15,000	18,171
5.69%, 3/1/2040	65,000	81,106
Georgia Power Co.:
0.75%, 8/10/2015 (a)	250,000	250,605
4.75%, 9/1/2040	100,000	105,832
Great Plains Energy, Inc. 4.85%, 6/1/2021	50,000	56,041
Hydro Quebec:
2.00%, 6/30/2016	350,000	364,393
8.05%, 7/7/2024	15,000	21,818
Indiana Michigan Power Co. 3.20%, 3/15/2023	100,000	101,595
Jersey Central Power & Light Co. 5.63%, 5/1/2016	250,000	280,905
Kentucky Utilities Co. 1.63%, 11/1/2015	100,000	102,451
LG&E and KU Energy LLC 3.75%, 11/15/2020 (a)	100,000	105,882
National Fuel Gas Co. 3.75%, 3/1/2023	63,000	63,665
Nevada Power Co.:
5.45%, 5/15/2041 (a)	60,000	71,833
6.75%, 7/1/2037	15,000	20,326
NextEra Energy Capital Holdings, Inc.:
1.20%, 6/1/2015	50,000	50,368
4.50%, 6/1/2021	200,000	220,416
Nisource Finance Corp. 6.40%, 3/15/2018 (a)	100,000	120,117
Northern States Power Co.:
1.95%, 8/15/2015	100,000	103,064
4.85%, 8/15/2040	100,000	114,746
6.25%, 6/1/2036 (a)	150,000	197,061
Oncor Electric Delivery Co. LLC:
5.30%, 6/1/2042	30,000	33,364
6.80%, 9/1/2018	100,000	123,633
Pacific Gas & Electric Co.:
4.50%, 12/15/2041	25,000	26,179
6.05%, 3/1/2034	150,000	187,590
PacifiCorp:
3.85%, 6/15/2021	250,000	277,448
4.10%, 2/1/2042 (a)	50,000	50,744
PPL Electric Utilities Corp.:
2.50%, 9/1/2022	100,000	100,087
5.20%, 7/15/2041 (a)	50,000	59,606
Progress Energy, Inc. 7.75%, 3/1/2031	505,000	691,453
PSEG Power LLC 5.13%, 4/15/2020 (a)	80,000	90,392
Public Service Co. of Oklahoma 4.40%, 2/1/2021 (a)	100,000	111,857
Public Service Electric & Gas Co. 3.95%, 5/1/2042	25,000	24,990
Puget Sound Energy, Inc. 5.64%, 4/15/2041	106,000	130,892
San Diego Gas & Electric Co.:
4.30%, 4/1/2042 (a)	250,000	266,723
6.13%, 9/15/2037	115,000	151,553
Scottish Power, Ltd. 5.38%, 3/15/2015	100,000	106,348
South Carolina Electric & Gas Co. 5.45%, 2/1/2041	100,000	119,608
Southern California Edison Co.:
3.88%, 6/1/2021 (a)	70,000	78,263
5.50%, 3/15/2040 (a)	600,000	738,258
Southwestern Electric Power Co., Series G 6.45%, 1/15/2019	100,000	120,540
Tampa Electric Co. 2.60%, 9/15/2022 (a)	100,000	100,577
The Cleveland Electric Illuminating Co. 7.88%, 11/1/2017	100,000	124,367
The Southern Co. 1.95%, 9/1/2016	350,000	360,707
Virginia Electric and Power Co. 2.75%, 3/15/2023	100,000	101,802
Westar Energy, Inc. 4.10%, 4/1/2043	100,000	101,173
Western Massachusetts Electric Co. 3.50%, 9/15/2021	150,000	159,584
Wisconsin Electric Power Co. 2.95%, 9/15/2021 (a)	250,000	263,827

		9,981,525

ELECTRICAL EQUIPMENT — 0.1%
Agilent Technologies, Inc. 5.50%, 9/14/2015	250,000	276,249
Emerson Electric Co.:
2.63%, 2/15/2023	100,000	100,742
4.88%, 10/15/2019	100,000	117,180
Honeywell International, Inc. 5.30%, 3/1/2018	250,000	297,821

		791,992

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.1%
Arrow Electronics, Inc. 3.00%, 3/1/2018	$75,000	$75,498
Avnet, Inc. 4.88%, 12/1/2022 (a)	100,000	103,228
Corning, Inc. 1.45%, 11/15/2017	100,000	99,317
Ingram Micro, Inc. 5.00%, 8/10/2022	100,000	101,572

		379,615

ENERGY EQUIPMENT & SERVICES — 0.1%
Nabors Industries, Inc. 4.63%, 9/15/2021	150,000	156,018
Weatherford International, Inc. 6.80%, 6/15/2037 (a)	239,000	267,096
Weatherford International, Ltd./Bermuda 6.50%, 8/1/2036	20,000	21,370

		444,484

FOOD & STAPLES RETAILING — 0.5%
Costco Wholesale Corp. 1.13%, 12/15/2017	200,000	200,469
CVS Caremark Corp.:
5.75%, 6/1/2017	350,000	414,469
6.25%, 6/1/2027	150,000	191,689
Safeway, Inc. 5.63%, 8/15/2014 (a)	215,000	227,765
Sysco Corp. 2.60%, 6/12/2022 (a)	100,000	99,516
The Kroger Co.:
5.40%, 7/15/2040	250,000	261,637
6.15%, 1/15/2020	100,000	120,169
6.90%, 4/15/2038	26,000	32,739
Wal-Mart Stores, Inc.:
2.80%, 4/15/2016	650,000	691,046
5.00%, 10/25/2040	100,000	114,737
5.88%, 4/5/2027	200,000	261,103
6.50%, 8/15/2037	250,000	339,423
Walgreen Co.:
4.40%, 9/15/2042 (a)	100,000	95,512
5.25%, 1/15/2019	100,000	115,878

		3,166,152

FOOD PRODUCTS — 0.5%
Archer-Daniels-Midland Co. 5.38%, 9/15/2035	240,000	275,697
Campbell Soup Co. 3.80%, 8/2/2042	100,000	88,921
ConAgra Foods, Inc. 5.88%, 4/15/2014	250,000	262,573
Delhaize Group SA 5.70%, 10/1/2040	15,000	14,530
General Mills, Inc. 5.70%, 2/15/2017	305,000	354,839
Kellogg Co.:
2.75%, 3/1/2023 (a)	100,000	99,916
3.13%, 5/17/2022 (a)	100,000	103,339
3.25%, 5/21/2018	65,000	70,358
Kraft Foods Group, Inc.:
2.25%, 6/5/2017 (a)	300,000	311,131
6.88%, 1/26/2039	100,000	130,835
Kraft Foods, Inc. 6.50%, 2/9/2040	200,000	258,896
Mondelez International, Inc.:
4.13%, 2/9/2016	500,000	544,965
5.38%, 2/10/2020	150,000	177,961
Unilever Capital Corp.:
0.45%, 7/30/2015	100,000	99,777
0.85%, 8/2/2017 (a)	100,000	99,349
4.25%, 2/10/2021 (a)	250,000	286,611

		3,179,698

GAS UTILITIES — 0.0% (b)
Atmos Energy Corp. 5.50%, 6/15/2041	100,000	120,009
National Grid PLC 6.30%, 8/1/2016	100,000	115,702

		235,711

HEALTH CARE EQUIPMENT & SUPPLIES — 0.2%
Baxter International, Inc.:
2.40%, 8/15/2022 (a)	200,000	194,905
6.25%, 12/1/2037	155,000	202,585
Boston Scientific Corp.:
6.00%, 1/15/2020	100,000	116,565
6.40%, 6/15/2016	100,000	114,241
CareFusion Corp. 3.30%, 3/1/2023 (c)	50,000	50,917
Covidien International Finance SA 2.80%, 6/15/2015	100,000	103,991
CR Bard, Inc. 1.38%, 1/15/2018	100,000	99,773
Medtronic, Inc.:
2.63%, 3/15/2016 (a)	100,000	104,315
3.13%, 3/15/2022 (a)	300,000	314,727
Stryker Corp.:
1.30%, 4/1/2018	100,000	99,741
4.10%, 4/1/2043	100,000	99,791

		1,501,551

HEALTH CARE PROVIDERS & SERVICES — 0.4%
Aetna, Inc.:
3.95%, 9/1/2020 (a)	150,000	164,007
4.50%, 5/15/2042	150,000	150,424
Cardinal Health, Inc. 1.70%, 3/15/2018	57,000	56,720
CIGNA Corp.:
2.75%, 11/15/2016	50,000	52,636
4.00%, 2/15/2022	50,000	53,934
5.38%, 2/15/2042 (a)	70,000	77,567
Express Scripts Holding Co. 3.90%, 2/15/2022 (a)	250,000	267,216
Humana, Inc. 4.63%, 12/1/2042	100,000	95,233
Laboratory Corp. of America Holdings 2.20%, 8/23/2017	200,000	204,013
McKesson Corp. 4.75%, 3/1/2021	100,000	115,163
Quest Diagnostics, Inc. 6.95%, 7/1/2037	100,000	120,312

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

UnitedHealth Group, Inc.:
4.63%, 11/15/2041	$250,000	$257,692
5.95%, 2/15/2041	20,000	24,602
6.00%, 2/15/2018	200,000	241,777
6.88%, 2/15/2038	56,000	74,429
WellPoint, Inc.:
3.30%, 1/15/2023	50,000	50,581
5.80%, 8/15/2040	55,000	63,491
5.95%, 12/15/2034	350,000	412,689

		2,482,486

HOTELS, RESTAURANTS & LEISURE — 0.2%
Darden Restaurants, Inc. 3.35%, 11/1/2022 (a)	100,000	94,792
McDonald’s Corp.:
5.35%, 3/1/2018	210,000	249,236
6.30%, 10/15/2037	100,000	135,698
Starwood Hotels & Resorts Worldwide, Inc. 3.13%, 2/15/2023	78,000	76,790
Wyndham Worldwide Corp. 2.95%, 3/1/2017	200,000	204,347
Yum! Brands, Inc. 3.75%, 11/1/2021 (a)	250,000	262,241

		1,023,104

HOUSEHOLD DURABLES — 0.0% (b)
Newell Rubbermaid, Inc. 4.70%, 8/15/2020	100,000	110,404

HOUSEHOLD PRODUCTS — 0.2%
Colgate-Palmolive Co.:
1.30%, 1/15/2017	100,000	101,585
1.95%, 2/1/2023	100,000	95,151
Fortune Brands, Inc. 6.38%, 6/15/2014	100,000	106,490
Kimberly-Clark Corp.:
2.40%, 3/1/2022 (a)	100,000	99,924
5.30%, 3/1/2041	45,000	54,936
6.63%, 8/1/2037	100,000	139,953
The Procter & Gamble Co.:
1.80%, 11/15/2015	350,000	360,944
5.55%, 3/5/2037	100,000	126,747

		1,085,730

INDUSTRIAL CONGLOMERATES — 0.1%
Cooper US, Inc. 3.88%, 12/15/2020	50,000	53,910
General Electric Co.:
0.85%, 10/9/2015	75,000	75,231
2.70%, 10/9/2022 (a)	125,000	124,901
4.13%, 10/9/2042	125,000	124,423
5.25%, 12/6/2017	250,000	292,912
Koninklijke Philips Electronics NV 3.75%, 3/15/2022 (a)	100,000	107,647
Tyco Electronics Group SA 4.88%, 1/15/2021	100,000	109,018

		888,042

INSURANCE — 1.0%
ACE INA Holdings, Inc.:
2.70%, 3/13/2023	100,000	99,744
5.70%, 2/15/2017 (a)	100,000	116,753
Aflac, Inc. 3.45%, 8/15/2015	100,000	106,102
American International Group, Inc.:
5.45%, 5/18/2017	490,000	558,700
8.18%, 5/15/2058 (d)	106,000	143,365
8.25%, 8/15/2018	250,000	323,969
AON Corp. 3.13%, 5/27/2016	100,000	105,159
Assurant, Inc. 4.00%, 3/15/2023	100,000	99,114
AXA SA 8.60%, 12/15/2030	100,000	128,000
Berkshire Hathaway, Inc.:
1.90%, 1/31/2017	500,000	515,461
3.00%, 2/11/2023 (a)	50,000	50,728
3.75%, 8/15/2021 (a)	100,000	108,135
CNA Financial Corp. 7.35%, 11/15/2019	100,000	126,263
Genworth Financial, Inc. 7.70%, 6/15/2020	100,000	119,000
Hartford Financial Services Group, Inc.:
4.00%, 3/30/2015	100,000	105,925
6.63%, 3/30/2040	100,000	129,598
ING US, Inc. 2.90%, 2/15/2018 (c)	100,000	101,117
Lincoln National Corp. 6.30%, 10/9/2037 (a)	100,000	121,446
Markel Corp. 3.63%, 3/30/2023	100,000	101,385
Marsh & McLennan Cos., Inc. 5.75%, 9/15/2015	100,000	111,141
MetLife, Inc.:
5.70%, 6/15/2035	305,000	356,875
6.75%, 6/1/2016	500,000	587,564
Principal Financial Group, Inc. 1.85%, 11/15/2017	150,000	151,304
Prudential Financial, Inc.:
3.88%, 1/14/2015	135,000	142,059
4.50%, 11/16/2021 (a)	600,000	667,476
5.80%, 11/16/2041 (a)	50,000	57,887
The Allstate Corp.:
5.20%, 1/15/2042 (a)	250,000	289,111
5.95%, 4/1/2036	165,000	206,411
The Chubb Corp.:
5.75%, 5/15/2018	100,000	121,407
6.00%, 5/11/2037	100,000	127,437
The Travelers Cos., Inc.:
3.90%, 11/1/2020 (a)	100,000	111,743
5.75%, 12/15/2017	250,000	300,568
Willis Group Holdings PLC 5.75%, 3/15/2021	100,000	112,479
WR Berkley Corp. 4.63%, 3/15/2022 (a)	100,000	108,348
XLIT, Ltd. 5.75%, 10/1/2021 (a)	100,000	118,769

		6,730,543

INTERNET SOFTWARE & SERVICES — 0.0% (b)
Amazon.com, Inc. 1.20%, 11/29/2017	125,000	124,359

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

eBay, Inc. 0.70%, 7/15/2015 (a)	$38,000	$38,081
Google, Inc. 2.13%, 5/19/2016	100,000	104,293

		266,733

IT SERVICES — 0.2%
Fiserv, Inc. 3.13%, 6/15/2016	100,000	105,207
International Business Machines Corp.:
0.55%, 2/6/2015	500,000	500,768
5.70%, 9/14/2017	210,000	251,119
5.88%, 11/29/2032	165,000	211,244

		1,068,338

LEISURE EQUIPMENT & PRODUCTS — 0.0% (b)
Mattel, Inc. 2.50%, 11/1/2016	100,000	104,344

LIFE SCIENCES TOOLS & SERVICES — 0.1%
Thermo Fisher Scientific, Inc.:
2.25%, 8/15/2016	350,000	362,387
3.15%, 1/15/2023 (a)	100,000	99,501

		461,888

MACHINERY — 0.2%
Caterpillar, Inc.:
2.60%, 6/26/2022	125,000	125,404
3.80%, 8/15/2042 (a)	100,000	94,425
6.05%, 8/15/2036	165,000	210,672
Danaher Corp. 2.30%, 6/23/2016	100,000	104,749
Deere & Co. 3.90%, 6/9/2042	150,000	146,608
Eaton Corp. 4.00%, 11/2/2032 (c)	165,000	162,086
Illinois Tool Works, Inc.:
3.90%, 9/1/2042	100,000	96,065
4.88%, 9/15/2041	100,000	110,476
Ingersoll-Rand Global Holding Co., Ltd. 6.88%, 8/15/2018	100,000	120,723
Snap-On, Inc. 4.25%, 1/15/2018	100,000	108,632
Stanley Black & Decker, Inc. 3.40%, 12/1/2021 (a)	60,000	62,707
Xylem, Inc. 3.55%, 9/20/2016	150,000	159,539

		1,502,086

MEDIA — 1.1%
CBS Corp. 8.88%, 5/15/2019	200,000	266,532
Comcast Corp.:
4.25%, 1/15/2033	100,000	100,231
5.15%, 3/1/2020 (a)	250,000	293,928
6.40%, 5/15/2038	310,000	390,840
6.50%, 1/15/2017	330,000	394,943
Cox Communications, Inc. 5.45%, 12/15/2014	32,000	34,597
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
5.20%, 3/15/2020	515,000	590,536
6.38%, 3/1/2041	150,000	167,171
Discovery Communications LLC:
4.38%, 6/15/2021	100,000	110,242
6.35%, 6/1/2040	250,000	302,714
NBCUniversal Media LLC:
2.88%, 4/1/2016	100,000	105,539
3.65%, 4/30/2015	75,000	79,519
5.15%, 4/30/2020	335,000	395,145
News America, Inc.:
4.50%, 2/15/2021 (a)	250,000	282,482
6.15%, 3/1/2037	240,000	284,546
Omnicom Group, Inc. 4.45%, 8/15/2020	285,000	313,340
The Walt Disney Co.:
0.88%, 12/1/2014 (a)	250,000	251,652
2.75%, 8/16/2021 (a)	100,000	102,721
3.75%, 6/1/2021	100,000	110,272
4.38%, 8/16/2041	100,000	106,992
Thomson Reuters Corp. 4.70%, 10/15/2019	100,000	114,012
Time Warner Cable, Inc.:
4.00%, 9/1/2021 (a)	100,000	106,168
5.50%, 9/1/2041	250,000	259,756
5.85%, 5/1/2017	330,000	383,179
6.55%, 5/1/2037	350,000	404,784
Time Warner, Inc.:
4.88%, 3/15/2020	600,000	688,002
7.70%, 5/1/2032	240,000	325,887
Viacom, Inc.:
3.50%, 4/1/2017	100,000	107,319
3.88%, 12/15/2021 (a)	350,000	376,372

		7,449,421

METALS & MINING — 0.6%
Alcoa, Inc. 5.40%, 4/15/2021 (a)	150,000	155,015
Barrick Gold Corp. 2.90%, 5/30/2016 (a)	250,000	263,103
Barrick North America Finance LLC 5.70%, 5/30/2041	100,000	105,322
Barrick PD Australia Finance Pty Ltd. 4.95%, 1/15/2020 (a)	100,000	110,409
BHP Billiton Finance USA, Ltd.:
2.88%, 2/24/2022 (a)	250,000	254,241
5.50%, 4/1/2014	350,000	367,629
6.50%, 4/1/2019	100,000	126,463
Cliffs Natural Resources, Inc. 4.88%, 4/1/2021 (a)	200,000	196,953
Freeport-McMoRan Copper & Gold, Inc.:
1.40%, 2/13/2015	250,000	251,629
2.38%, 3/15/2018 (c)	100,000	100,331
3.88%, 3/15/2023 (c)	100,000	99,884
5.45%, 3/15/2043 (c)	100,000	99,232
Newmont Mining Corp. 6.25%, 10/1/2039	100,000	114,188
Nucor Corp. 5.75%, 12/1/2017 (a)	250,000	297,663

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Rio Tinto Finance USA PLC:
3.50%, 3/22/2022 (a)	$250,000	$257,001
4.75%, 3/22/2042	250,000	258,731
Rio Tinto Finance USA, Ltd.:
1.88%, 11/2/2015	300,000	307,644
3.75%, 9/20/2021	100,000	105,117
8.95%, 5/1/2014	100,000	108,777
Teck Resources, Ltd.:
2.50%, 2/1/2018	100,000	100,754
3.75%, 2/1/2023	100,000	97,508
6.25%, 7/15/2041	200,000	208,022
Vale Overseas, Ltd.:
6.88%, 11/21/2036	330,000	375,196
6.88%, 11/10/2039	15,000	17,100

		4,377,912

MULTI-UTILITIES — 0.2%
Dominion Resources, Inc.:
4.90%, 8/1/2041	250,000	274,322
6.40%, 6/15/2018	250,000	308,380
DTE Energy Co. 6.38%, 4/15/2033	150,000	188,895
MidAmerican Energy Holdings Co. 6.13%, 4/1/2036	255,000	315,586
Sempra Energy 2.30%, 4/1/2017	150,000	155,628

		1,242,811

MULTILINE RETAIL — 0.1%
Macy’s Retail Holdings, Inc.:
2.88%, 2/15/2023 (a)	114,000	109,204
5.75%, 7/15/2014 (a)	60,000	63,723
6.70%, 7/15/2034	50,000	59,350
Nordstrom, Inc. 4.00%, 10/15/2021 (a)	100,000	110,824
Target Corp.:
2.90%, 1/15/2022	250,000	258,652
7.00%, 1/15/2038	220,000	315,078

		916,831

OFFICE ELECTRONICS — 0.0% (b)
Xerox Corp. 2.95%, 3/15/2017 (a)	300,000	309,010

OIL, GAS & CONSUMABLE FUELS — 2.5%
Anadarko Petroleum Corp.:
5.95%, 9/15/2016	380,000	437,064
6.45%, 9/15/2036	100,000	122,713
Apache Corp.:
5.10%, 9/1/2040	100,000	106,830
5.63%, 1/15/2017	250,000	290,814
Baker Hughes, Inc. 3.20%, 8/15/2021	150,000	158,020
BP Capital Markets PLC:
1.70%, 12/5/2014	500,000	508,944
3.56%, 11/1/2021	100,000	106,481
4.74%, 3/11/2021	200,000	231,198
Canadian Natural Resources, Ltd.:
6.25%, 3/15/2038	105,000	126,619
6.50%, 2/15/2037	250,000	307,442
Cenovus Energy, Inc.:
4.45%, 9/15/2042	100,000	97,242
4.50%, 9/15/2014	100,000	105,274
6.75%, 11/15/2039	100,000	128,906
CenterPoint Energy Resources Corp. 6.13%, 11/1/2017	100,000	119,168
Chevron Corp. 2.36%, 12/5/2022	225,000	222,792
Conoco, Inc. 6.95%, 4/15/2029	100,000	134,357
ConocoPhillips:
5.90%, 10/15/2032	250,000	312,713
6.50%, 2/1/2039	100,000	134,449
ConocoPhillips Canada Funding Co. 5.63%, 10/15/2016	580,000	670,052
DCP Midstream Operating LP 3.88%, 3/15/2023	50,000	50,641
Devon Energy Corp.:
6.30%, 1/15/2019	100,000	120,037
7.95%, 4/15/2032	200,000	272,447
Encana Corp.:
5.15%, 11/15/2041 (a)	206,000	205,616
5.90%, 12/1/2017	100,000	117,419
Energy Transfer Partners LP:
6.50%, 2/1/2042	250,000	285,571
6.70%, 7/1/2018	100,000	120,792
Ensco PLC 4.70%, 3/15/2021	100,000	111,506
Enterprise Products Operating LLC:
3.20%, 2/1/2016	500,000	530,559
4.85%, 8/15/2042	250,000	254,200
5.20%, 9/1/2020 (a)	200,000	234,727
6.30%, 9/15/2017	50,000	60,177
EOG Resources, Inc. 4.10%, 2/1/2021 (a)	100,000	112,608
FMC Technologies, Inc. 2.00%, 10/1/2017	100,000	100,975
Halliburton Co. 7.45%, 9/15/2039	100,000	145,511
Hess Corp. 5.60%, 2/15/2041 (a)	350,000	376,284
Husky Energy, Inc. 3.95%, 4/15/2022 (a)	250,000	265,859
Kinder Morgan Energy Partners LP:
3.95%, 9/1/2022 (a)	500,000	531,550
5.63%, 9/1/2041	50,000	54,855
5.80%, 3/15/2035	175,000	194,468
Marathon Oil Corp. 6.80%, 3/15/2032	100,000	126,416
Marathon Petroleum Corp.:
3.50%, 3/1/2016	55,000	58,784
6.50%, 3/1/2041 (a)	49,000	60,489
Nexen, Inc. 5.88%, 3/10/2035	100,000	120,743
Noble Holding International, Ltd.:
3.05%, 3/1/2016 (a)	100,000	104,242
3.95%, 3/15/2022 (a)	100,000	102,817
Occidental Petroleum Corp.:
1.50%, 2/15/2018 (a)	400,000	405,498
2.50%, 2/1/2016	100,000	105,311
ONEOK Partners LP 6.13%, 2/1/2041 (a)	100,000	116,125
ONEOK, Inc. 4.25%, 2/1/2022	250,000	265,527

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Pemex Project Funding Master Trust:
5.75%, 3/1/2018 (a)(e)	$100,000	$115,000
6.63%, 6/15/2035 (e)	215,000	256,925
Petro-Canada 5.95%, 5/15/2035	100,000	117,497
Petrobras International Finance Co.:
3.50%, 2/6/2017	600,000	617,775
3.88%, 1/27/2016	100,000	104,483
5.75%, 1/20/2020	105,000	115,649
6.88%, 1/20/2040	105,000	119,896
Petroleos Mexicanos:
4.88%, 1/24/2022	500,000	552,500
5.50%, 6/27/2044 (a)	125,000	129,375
Phillips 66 5.88%, 5/1/2042	250,000	293,542
Plains All American Pipeline LP/PAA Finance Corp.:
2.85%, 1/31/2023	100,000	98,227
4.30%, 1/31/2043 (a)	100,000	95,421
6.50%, 5/1/2018 (a)	100,000	123,259
Rowan Cos., Inc. 5.40%, 12/1/2042	100,000	99,090
Shell International Finance BV:
1.13%, 8/21/2017	100,000	100,305
3.10%, 6/28/2015	300,000	316,699
6.38%, 12/15/2038	220,000	301,560
Southern Natural Gas Co. 5.90%, 4/1/2017 (c)	580,000	672,506
Spectra Energy Capital LLC 8.00%, 10/1/2019	100,000	131,377
Statoil ASA:
2.90%, 10/15/2014	100,000	103,602
3.13%, 8/17/2017	100,000	108,570
3.15%, 1/23/2022	50,000	52,800
4.25%, 11/23/2041 (a)	50,000	51,924
5.10%, 8/17/2040	225,000	262,121
Suncor Energy, Inc. 6.10%, 6/1/2018	200,000	241,872
Talisman Energy, Inc. 3.75%, 2/1/2021	150,000	155,624
Total Capital International SA 2.88%, 2/17/2022 (a)	350,000	359,558
TransCanada PipeLines, Ltd.:
2.50%, 8/1/2022	100,000	97,473
6.10%, 6/1/2040	100,000	125,629
6.50%, 8/15/2018	250,000	310,575
Transocean, Inc.:
6.00%, 3/15/2018	55,000	62,183
6.80%, 3/15/2038	250,000	277,010
Valero Energy Corp.:
6.13%, 2/1/2020 (a)	65,000	78,446
6.63%, 6/15/2037 (a)	100,000	121,497
Williams Cos., Inc. 8.75%, 3/15/2032	25,000	34,009
Williams Partners LP:
3.35%, 8/15/2022 (a)	100,000	98,733
5.25%, 3/15/2020 (a)	110,000	125,214
6.30%, 4/15/2040	35,000	40,655

		17,001,413

PAPER & FOREST PRODUCTS — 0.1%
Domtar Corp. 6.25%, 9/1/2042	100,000	100,231
Georgia-Pacific LLC 7.25%, 6/1/2028	190,000	248,469
International Paper Co.:
6.00%, 11/15/2041	20,000	23,221
7.50%, 8/15/2021	250,000	326,049
Plum Creek Timberlands LP 3.25%, 3/15/2023	100,000	97,015

		794,985

PERSONAL PRODUCTS — 0.0% (b)
The Estee Lauder Cos., Inc. 3.70%, 8/15/2042	100,000	91,096

PHARMACEUTICALS — 0.9%
Abbott Laboratories:
5.13%, 4/1/2019	99,000	117,619
6.00%, 4/1/2039 (a)	125,000	163,188
AbbVie, Inc.:
1.75%, 11/6/2017 (c)	250,000	252,835
4.40%, 11/6/2042 (c)	250,000	250,724
Allergan, Inc. 2.80%, 3/15/2023	100,000	101,798
AstraZeneca PLC:
5.90%, 9/15/2017	150,000	180,181
6.45%, 9/15/2037 (a)	75,000	97,321
Bristol-Myers Squibb Co. 6.13%, 5/1/2038	250,000	325,001
Eli Lilly & Co. 5.20%, 3/15/2017 (a)	225,000	260,291
Express Scripts Holding Co. 2.65%, 2/15/2017	200,000	209,515
GlaxoSmithKline Capital PLC 1.50%, 5/8/2017	200,000	203,170
GlaxoSmithKline Capital, Inc.:
5.65%, 5/15/2018	150,000	181,454
6.38%, 5/15/2038	355,000	466,650
Johnson & Johnson:
2.15%, 5/15/2016	100,000	104,767
3.55%, 5/15/2021 (a)	250,000	276,749
4.85%, 5/15/2041	100,000	116,469
McKesson Corp. 2.85%, 3/15/2023	100,000	101,193
Merck & Co, Inc. 6.55%, 9/15/2037	200,000	275,895
Novartis Securities Investment, Ltd. 5.13%, 2/10/2019	300,000	356,989
Pfizer, Inc.:
5.35%, 3/15/2015	200,000	218,128
6.20%, 3/15/2019	135,000	169,237
Sanofi:
2.63%, 3/29/2016	100,000	105,157
4.00%, 3/29/2021	125,000	138,803
Schering-Plough Corp. 6.00%, 9/15/2017	305,000	369,012
Teva Pharmaceutical Finance IV BV 3.65%, 11/10/2021	200,000	212,299
Teva Pharmaceutical Finance IV LLC 2.25%, 3/18/2020	150,000	150,716

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Watson Pharmaceuticals, Inc. 3.25%, 10/1/2022	$200,000	$201,477
Wyeth 5.95%, 4/1/2037	240,000	303,877
Zoetis, Inc.:
3.25%, 2/1/2023 (c)	42,000	42,416
4.70%, 2/1/2043 (c)	60,000	60,943

		6,013,874

REAL ESTATE INVESTMENT TRUSTS — 0.5%
BioMed Realty LP 3.85%, 4/15/2016	25,000	26,501
Boston Properties LP 4.13%, 5/15/2021	200,000	215,218
Camden Property Trust 4.88%, 6/15/2023	250,000	282,964
Digital Realty Trust LP 3.63%, 10/1/2022 (a)	100,000	99,735
Duke Realty LP 6.75%, 3/15/2020	25,000	30,391
ERP Operating LP:
5.13%, 3/15/2016	250,000	278,360
5.75%, 6/15/2017	100,000	116,574
HCP, Inc. 5.38%, 2/1/2021	100,000	116,163
Health Care REIT, Inc.:
4.13%, 4/1/2019	500,000	544,573
5.25%, 1/15/2022	100,000	112,353
6.20%, 6/1/2016	150,000	170,689
Host Hotels & Resorts LP 4.75%, 3/1/2023	50,000	53,625
Kilroy Realty LP 3.80%, 1/15/2023	100,000	102,804
Liberty Property LP 3.38%, 6/15/2023	50,000	49,426
ProLogis LP:
4.50%, 8/15/2017	20,000	21,991
7.63%, 8/15/2014	100,000	108,650
Realty Income Corp. 5.88%, 3/15/2035	50,000	55,560
Simon Property Group LP:
2.15%, 9/15/2017	500,000	514,156
4.20%, 2/1/2015	300,000	316,279
Ventas Realty LP/Ventas Capital Corp.:
2.00%, 2/15/2018	100,000	100,208
2.70%, 4/1/2020	100,000	100,982
Vornado Realty LP 4.25%, 4/1/2015 (a)	100,000	104,741

		3,521,943

ROAD & RAIL — 0.3%
Burlington Northern Santa Fe LLC:
3.45%, 9/15/2021	350,000	372,409
4.38%, 9/1/2042	100,000	99,069
4.95%, 9/15/2041	100,000	107,142
Canadian National Railway Co.:
2.25%, 11/15/2022	100,000	98,214
2.85%, 12/15/2021	100,000	103,662
Canadian Pacific Railway, Ltd. 4.50%, 1/15/2022	100,000	110,456
CSX Corp.:
6.15%, 5/1/2037	165,000	201,659
6.25%, 4/1/2015	250,000	276,471
Norfolk Southern Corp.:
2.90%, 2/15/2023 (c)	35,000	34,894
7.70%, 5/15/2017	230,000	287,799
Ryder System, Inc. 2.50%, 3/1/2018	100,000	102,601
Union Pacific Corp.:
5.78%, 7/15/2040	200,000	244,965
6.13%, 2/15/2020	100,000	124,115
United Parcel Service, Inc. 1.13%, 10/1/2017	50,000	50,156

		2,213,612

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.1%
Applied Materials, Inc. 5.85%, 6/15/2041	100,000	117,297
Broadcom Corp. 2.50%, 8/15/2022 (a)(c)	100,000	97,868
Intel Corp.:
4.25%, 12/15/2042 (a)	150,000	144,302
4.80%, 10/1/2041	185,000	195,331
Texas Instruments, Inc.:
0.45%, 8/3/2015	100,000	99,545
2.38%, 5/16/2016	100,000	104,673

		759,016

SOFTWARE — 0.2%
Microsoft Corp. 3.00%, 10/1/2020	400,000	426,022
Oracle Corp.:
2.50%, 10/15/2022	100,000	98,084
5.75%, 4/15/2018	200,000	240,524
6.13%, 7/8/2039	350,000	447,829

		1,212,459

SPECIALTY RETAIL — 0.2%
Kohl’s Corp. 3.25%, 2/1/2023 (a)	100,000	96,240
Lowe’s Cos., Inc.:
2.13%, 4/15/2016	100,000	103,993
5.50%, 10/15/2035 (a)	250,000	283,936
The Gap, Inc. 5.95%, 4/12/2021	100,000	113,724
The Home Depot, Inc.:
5.40%, 3/1/2016	255,000	288,699
5.95%, 4/1/2041	250,000	320,060

		1,206,652

THRIFTS & MORTGAGE FINANCE — 0.1%
Murray Street Investment Trust I 4.65%, 3/9/2017	500,000	545,849
Santander Holdings USA, Inc. 3.00%, 9/24/2015	30,000	30,652

		576,501

TOBACCO — 0.2%
Altria Group, Inc.:
4.13%, 9/11/2015	250,000	269,472
4.75%, 5/5/2021	60,000	67,360
9.70%, 11/10/2018	68,000	94,316

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

9.95%, 11/10/2038	$100,000	$164,086
Lorillard Tobacco Co.:
2.30%, 8/21/2017	100,000	100,818
3.50%, 8/4/2016	45,000	47,385
Philip Morris International, Inc.:
2.90%, 11/15/2021	500,000	511,144
5.65%, 5/16/2018	150,000	179,662
Reynolds American, Inc.:
4.75%, 11/1/2042	100,000	96,122
7.63%, 6/1/2016	100,000	119,192

		1,649,557

TRADING COMPANIES & DISTRIBUTORS — 0.0%
GATX Corp. 2.38%, 7/30/2018	46,000	46,275

WATER UTILITIES — 0.0% (b)
American Water Capital Corp. 4.30%, 12/1/2042	100,000	101,645

WIRELESS TELECOMMUNICATION SERVICES — 1.0%
America Movil SAB de CV:
2.38%, 9/8/2016	500,000	515,339
5.00%, 3/30/2020	100,000	112,610
6.13%, 3/30/2040	175,000	203,930
American Tower Corp. 5.90%, 11/1/2021 (a)	100,000	116,774
AT&T Corp. 8.00%, 11/15/2031	16,000	23,447
AT&T, Inc.:
1.60%, 2/15/2017 (a)	100,000	101,001
2.40%, 8/15/2016	150,000	156,405
2.95%, 5/15/2016	200,000	210,338
4.35%, 6/15/2045 (c)	658,000	614,539
4.45%, 5/15/2021	700,000	790,999
5.35%, 9/1/2040	320,000	346,037
5.63%, 6/15/2016	200,000	228,178
6.55%, 2/15/2039	100,000	123,494
Deutsche Telekom International Finance BV 6.75%, 8/20/2018	410,000	506,513
Embarq Corp. 8.00%, 6/1/2036	200,000	210,039
France Telecom SA:
2.13%, 9/16/2015	100,000	102,488
4.13%, 9/14/2021 (a)	350,000	372,754
Koninklijke KPN NV 8.38%, 10/1/2030	75,000	97,210
Rogers Communications, Inc. 6.80%, 8/15/2018	150,000	186,465
Telecom Italia Capital SA:
5.25%, 10/1/2015 (e)	200,000	210,000
7.72%, 6/4/2038	350,000	363,125
Telefonica Emisiones SAU 4.95%, 1/15/2015	210,000	219,450
US Cellular Corp. 6.70%, 12/15/2033	200,000	207,690
Vodafone Group PLC:
2.95%, 2/19/2023	200,000	199,156
5.63%, 2/27/2017	490,000	567,120

		6,785,101

TOTAL CORPORATE BONDS & NOTES —
(Cost $157,619,810)		165,503,712

FOREIGN GOVERNMENT OBLIGATIONS — 1.8%
Brazilian Government International Bond:
4.88%, 1/22/2021	850,000	986,000
7.88%, 3/7/2015 (e)	100,000	113,250
11.00%, 8/17/2040 (e)	150,000	184,500
Canada Government International Bond 0.88%, 2/14/2017	250,000	251,812
Chile Government International Bond 3.25%, 9/14/2021	100,000	104,588
China Development Bank Corp. 5.00%, 10/15/2015	100,000	109,483
Colombia Government International Bond:
7.38%, 3/18/2019	200,000	257,200
7.38%, 9/18/2037	250,000	357,500
Export Development Canada 2.25%, 5/28/2015	200,000	208,102
Federal Republic of Brazil 8.25%, 1/20/2034	360,000	549,540
Israel Government International Bond:
4.00%, 6/30/2022	100,000	107,750
5.13%, 3/26/2019	100,000	116,500
Italy Government International Bond 5.25%, 9/20/2016	500,000	534,799
Japan Bank for International Cooperation 1.13%, 7/19/2017	200,000	201,051
Japan Finance Corp. 2.25%, 7/13/2016	250,000	262,701
Japan Finance Organization for Municipalities 4.00%, 1/13/2021	100,000	114,776
Mexico Government International Bond:
3.63%, 3/15/2022	934,000	992,375
4.75%, 3/8/2044	200,000	206,500
5.75%, 10/12/2110	300,000	329,250
6.75%, 9/27/2034	50,000	66,500
Panama Government International Bond:
5.20%, 1/30/2020 (e)	50,000	58,000
6.70%, 1/26/2036 (e)	200,000	264,500
Poland Government International Bond:
5.00%, 3/23/2022	200,000	228,936
5.13%, 4/21/2021	450,000	519,750
Province of British Columbia Canada 2.10%, 5/18/2016	350,000	366,529
Province of Manitoba Canada 1.38%, 4/28/2014	350,000	353,931
Province of New Brunswick Canada 2.75%, 6/15/2018	200,000	215,111

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Province of Nova Scotia Canada 5.13%, 1/26/2017	$100,000	$115,811
Province of Ontario Canada:
2.30%, 5/10/2016	300,000	314,900
2.70%, 6/16/2015	300,000	314,334
3.00%, 7/16/2018	1,000,000	1,084,619
4.10%, 6/16/2014	600,000	627,039
Province of Quebec Canada 7.50%, 9/15/2029	455,000	681,884
Republic of Italy 6.88%, 9/27/2023	200,000	229,516
Republic of Korea 5.75%, 4/16/2014	100,000	105,042
Republic of Peru:
7.13%, 3/30/2019 (e)	100,000	127,700
8.75%, 11/21/2033	250,000	409,375
Republic of South Africa 5.50%, 3/9/2020	100,000	114,375
South Africa Government International Bond 4.67%, 1/17/2024	250,000	267,500
Uruguay Government International Bond 7.63%, 3/21/2036	200,000	287,600

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $12,270,263)		12,740,629

U.S. GOVERNMENT AGENCY MBS TBA — 25.9%
Fannie Mae
3.00%, 30yr TBA (f)	5,500,000	5,671,016
3.00%, 15yr TBA (f)	3,550,000	3,733,602
3.50%, 15yr TBA (f)	3,750,000	3,976,172
3.50%, 30yr TBA (f)	10,200,000	10,768,969
4.00%, 30yr TBA (f)	11,800,000	12,579,906
4.00%, 15yr TBA (f)	3,000,000	3,210,000
4.50%, 30yr TBA (f)	15,000,000	16,160,156
5.00%, 30yr TBA (f)	9,500,000	10,292,656
5.50%, 30yr TBA (f)	10,000,000	10,907,812
6.00%, 30yr TBA (f)	5,750,000	6,299,844
6.50%, 30yr TBA (f)	1,500,000	1,667,812
Freddie Mac
3.00%, 15yr TBA (f)	4,000,000	4,191,875
3.00%, 30yr TBA (f)	2,000,000	2,053,125
3.50%, 15yr TBA (f)	1,500,000	1,582,500
3.50%, 30yr TBA (f)	3,750,000	3,946,875
4.00%, 30yr TBA (f)	7,500,000	7,972,852
4.50%, 30yr TBA (f)	9,250,000	9,898,223
5.00%, 30yr TBA (f)	7,000,000	7,529,375
5.50%, 30yr TBA (f)	4,000,000	4,336,875
6.00%, 30yr TBA (f)	3,750,000	4,098,047
6.50%, 30yr TBA (f)	2,000,000	2,230,000
Ginnie Mae
3.00%, 30yr TBA (f)	3,000,000	3,132,422
3.50%, 30yr TBA (f)	6,600,000	7,099,125
4.00%, 30yr TBA (f)	7,350,000	8,012,648
4.50%, 30yr TBA (f)	11,000,000	12,029,531
5.00%, 30yr TBA (f)	8,000,000	8,712,500
5.50%, 30yr TBA (f)	4,000,000	4,378,125
6.00%, 30yr TBA (f)	2,000,000	2,258,750

TOTAL U.S. GOVERNMENT AGENCY MBS TBA —
(Cost $178,248,951)		178,730,793

U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.0%
Federal Farm Credit Bank 4.88%, 12/16/2015	750,000	840,035
Federal Home Loan Bank
0.58%, 7/29/2016	250,000	249,719
1.38%, 5/28/2014	750,000	760,082
4.75%, 12/16/2016	500,000	576,312
4.88%, 5/17/2017	1,200,000	1,405,911
5.00%, 11/17/2017	300,000	357,013
5.38%, 5/18/2016	1,250,000	1,440,683
5.50%, 7/15/2036	250,000	335,827
Federal Home Loan Mortgage Corp.
0.63%, 12/29/2014	1,000,000	1,006,053
0.80%, 1/13/2015	100,000	100,551
0.88%, 3/7/2018	750,000	748,822
1.00%, 7/30/2014 (a)	2,000,000	2,020,375
1.00%, 6/30/2015	100,000	100,488
1.00%, 2/24/2016	100,000	100,576
1.00%, 3/8/2017	1,000,000	1,011,771
1.00%, 7/28/2017	750,000	757,902
2.25%, 1/23/2017	100,000	101,667
2.38%, 1/13/2022 (a)	1,050,000	1,092,740
2.50%, 4/23/2014	500,000	512,170
2.50%, 4/17/2023	150,000	150,027
4.00%, 11/1/2014	93,500	99,201
4.00%, 4/1/2019	80,000	84,855
4.00%, 4/1/2024	434,649	461,027
4.00%, 5/1/2025	266,539	282,976
4.00%, 6/1/2025	485,447	515,383
4.00%, 8/1/2025	131,079	139,163
4.00%, 9/1/2025	52,736	55,988
4.00%, 6/1/2026	1,956,144	2,080,830
4.38%, 7/17/2015	500,000	545,775
4.50%, 4/1/2014	102,932	109,688
4.50%, 4/2/2014	500,000	521,527
4.50%, 6/1/2014	238,466	254,118
4.50%, 5/1/2019	722,632	770,061
4.50%, 9/1/2024	27,369	29,165
4.50%, 10/1/2024	658,602	701,826
5.00%, 4/18/2017 (a)	723,000	847,025
5.00%, 3/1/2018	500,000	535,747
5.00%, 11/1/2035	78,124	83,859
5.00%, 12/1/2036	13,176	14,138
5.00%, 12/1/2036	13,649	14,646
5.00%, 2/1/2038	2,694	2,889
5.00%, 2/1/2038	983,707	1,055,085
5.00%, 2/1/2039	908,685	977,367
5.50%, 6/1/2020	753,764	817,478
5.50%, 4/1/2021	61,659	66,690
5.50%, 2/1/2022	26,436	28,664
5.50%, 4/1/2022	184,606	199,669
5.50%, 6/1/2027	73,395	79,558
5.50%, 11/1/2037	58,980	63,772
5.50%, 4/1/2038	1,802,752	1,949,566
5.50%, 10/1/2038	38,437	41,567
6.75%, 3/15/2031	450,000	677,276

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Federal National Mortgage Association
0.50%, 7/2/2015 (a)	$500,000	$501,893
0.65%, 5/29/2015	350,000	350,253
0.75%, 12/19/2014 (a)	2,500,000	2,520,291
0.75%, 2/1/2016	150,000	150,240
0.88%, 8/28/2017	750,000	753,278
0.88%, 12/20/2017 (a)	250,000	250,224
1.10%, 4/17/2018	100,000	100,326
1.13%, 4/27/2017	1,000,000	1,016,760
1.25%, 4/23/2015	250,000	250,188
1.75%, 1/30/2019	100,000	100,725
2.00%, 9/21/2015	250,000	259,743
2.25%, 3/15/2016	300,000	315,321
2.38%, 4/11/2016	250,000	264,491
2.50%, 5/15/2014 (a)	1,235,000	1,266,648
2.63%, 11/20/2014	300,000	311,444
4.38%, 10/15/2015	250,000	275,076
4.50%, 4/1/2023	7,248	7,791
4.50%, 4/1/2023	1,239,061	1,331,790
4.50%, 8/1/2023	3,690	3,966
4.50%, 10/1/2040	1,047,333	1,128,443
5.00%, 11/1/2014	62,997	68,084
5.00%, 5/1/2015	836,619	902,856
5.00%, 10/1/2015	84,950	91,676
5.00%, 12/1/2015	744,893	805,112
5.00%, 2/1/2016	100,384	108,500
5.00%, 5/11/2017 (a)	510,000	598,106
5.00%, 6/1/2018	170,157	183,912
5.38%, 6/12/2017 (a)	1,000,000	1,192,600
6.00%, 6/1/2017	24,129	24,349
6.63%, 11/15/2030	150,000	223,825
7.13%, 1/15/2030	525,000	807,480
Government National Mortgage Association
3.00%, 12/15/2042	1,493,810	1,562,811
4.00%, 6/15/2040	202,641	222,044
4.50%, 7/15/2039	766,124	836,769
6.00%, 6/15/2041	740,188	834,793
Tennessee Valley Authority
3.88%, 2/15/2021	65,000	75,406
4.63%, 9/15/2060	14,000	15,973
5.25%, 9/15/2039	450,000	579,097
7.13%, 5/1/2030	66,000	99,242

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS —
(Cost $47,264,336)		48,166,829

U.S. TREASURY OBLIGATIONS — 36.3%
Treasury Bonds
2.75%, 8/15/2042	1,825,000	1,692,633
2.75%, 11/15/2042 (a)	1,600,000	1,482,480
3.13%, 11/15/2041	3,150,000	3,168,270
3.13%, 2/15/2042	2,250,000	2,260,980
3.88%, 8/15/2040	2,500,000	2,891,250
4.38%, 5/15/2040	3,050,000	3,822,748
4.38%, 5/15/2041	1,600,000	2,006,672
4.50%, 8/15/2039	2,300,000	2,937,146
4.75%, 2/15/2037	2,250,000	2,961,405
4.75%, 2/15/2041 (a)	500,000	663,845
5.25%, 11/15/2028	500,000	677,280
5.38%, 2/15/2031	200,000	278,240
6.13%, 11/15/2027 (a)	2,000,000	2,919,080
6.25%, 8/15/2023	1,000,000	1,415,740
6.50%, 11/15/2026	800,000	1,194,264
6.88%, 8/15/2025	750,000	1,137,353
7.13%, 2/15/2023	1,000,000	1,488,190
7.25%, 5/15/2016	1,000,000	1,212,150
7.25%, 8/15/2022	500,000	742,910
7.50%, 11/15/2016	1,015,000	1,269,856
8.75%, 8/15/2020	1,130,000	1,728,640
8.88%, 8/15/2017 (a)	713,000	967,006
9.13%, 5/15/2018	500,000	710,005
Treasury Notes
0.25%, 9/30/2014	2,500,000	2,501,200
0.25%, 12/15/2014	2,200,000	2,200,814
0.25%, 1/15/2015	2,500,000	2,500,550
0.25%, 2/15/2015	3,750,000	3,749,813
0.25%, 5/15/2015	2,000,000	1,999,000
0.25%, 7/15/2015	1,500,000	1,498,755
0.38%, 3/15/2015	2,500,000	2,506,050
0.50%, 8/15/2014 (a)	8,000,000	8,032,079
0.50%, 7/31/2017	500,000	497,125
0.75%, 10/31/2017	2,500,000	2,507,225
0.75%, 12/31/2017 (a)	5,000,000	5,007,100
0.88%, 12/31/2016	3,000,000	3,040,410
0.88%, 2/28/2017	2,250,000	2,278,980
0.88%, 4/30/2017	2,500,000	2,529,925
0.88%, 1/31/2018	1,000,000	1,006,480
0.88%, 7/31/2019	500,000	493,585
1.00%, 5/15/2014	3,000,000	3,027,180
1.00%, 3/31/2017	2,750,000	2,798,015
1.25%, 4/15/2014	2,000,000	2,022,260
1.25%, 8/31/2015	5,000,000	5,115,000
1.38%, 11/30/2018 (a)	250,000	256,330
1.38%, 12/31/2018 (a)	300,000	307,407
1.38%, 2/28/2019	3,300,000	3,374,976
1.50%, 6/30/2016	10,000,000	10,350,700
1.50%, 8/31/2018	6,000,000	6,203,880
1.50%, 3/31/2019	2,250,000	2,316,082
1.63%, 8/15/2022	2,000,000	1,974,360
1.63%, 11/15/2022	3,500,000	3,438,120
1.75%, 5/15/2022	500,000	501,530
1.88%, 6/30/2015	1,750,000	1,812,580
1.88%, 9/30/2017	2,000,000	2,107,480
2.00%, 11/15/2021	900,000	928,260
2.00%, 2/15/2022 (a)	1,000,000	1,028,150
2.00%, 2/15/2023 (a)	1,250,000	1,265,775
2.13%, 5/31/2015	2,000,000	2,079,700
2.13%, 12/31/2015	1,800,000	1,887,894
2.13%, 8/15/2021	3,250,000	3,396,673
2.25%, 1/31/2015 (a)	7,500,000	7,776,525
2.25%, 11/30/2017	2,500,000	2,678,875
2.25%, 7/31/2018	1,000,000	1,073,670
2.38%, 10/31/2014	13,555,000	14,014,243
2.38%, 2/28/2015	5,000,000	5,202,700
2.38%, 7/31/2017	5,000,000	5,373,050
2.50%, 3/31/2015	2,000,000	2,089,600
2.63%, 6/30/2014	4,000,000	4,120,640
2.63%, 12/31/2014	2,000,000	2,083,100
2.63%, 2/29/2016	1,500,000	1,598,460
2.63%, 4/30/2018	1,000,000	1,091,950
2.63%, 8/15/2020	3,500,000	3,823,015

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

2.63%, 11/15/2020	$1,500,000	$1,636,545
2.75%, 11/30/2016	4,380,000	4,737,978
2.75%, 2/28/2018 (a)	2,000,000	2,194,640
2.75%, 2/15/2019	500,000	551,260
3.00%, 8/31/2016	2,750,000	2,987,930
3.00%, 2/28/2017	2,000,000	2,189,760
3.13%, 10/31/2016	2,750,000	3,008,692
3.13%, 1/31/2017	750,000	823,928
3.13%, 5/15/2019 (g)	5,500,000	6,196,795
3.13%, 5/15/2021	1,000,000	1,126,280
3.38%, 11/15/2019 (a)	2,500,000	2,862,125
3.50%, 2/15/2018 (a)	2,250,000	2,547,675
3.50%, 5/15/2020 (a)	3,000,000	3,464,460
3.63%, 8/15/2019	500,000	579,170
3.63%, 2/15/2020	500,000	581,080
3.63%, 2/15/2021	3,000,000	3,495,780
3.75%, 11/15/2018	1,000,000	1,157,690
4.00%, 2/15/2015	2,000,000	2,139,960
4.13%, 5/15/2015	3,000,000	3,243,930
4.25%, 11/15/2014	4,000,000	4,260,440
4.25%, 8/15/2015	2,500,000	2,733,525
4.50%, 11/15/2015	1,000,000	1,108,800
4.50%, 2/15/2016	500,000	559,305
4.63%, 11/15/2016	2,500,000	2,870,325
4.75%, 8/15/2017 (a)	2,425,000	2,857,159
5.13%, 5/15/2016	810,000	928,592

TOTAL U.S. TREASURY OBLIGATIONS —
(Cost $243,474,438)		249,939,238

COMMERCIAL MORTGAGE BACKED SECURITIES — 0.8%
Bank of America Commercial Mortgage, Inc. 5.62%, 6/10/2049 (d)	780,000	895,194
Bear Stearns Commercial Mortgage Securities 4.75%, 2/13/2046 (d)	550,000	576,122
GE Capital Commercial Mortgage Corp. 5.54%, 12/10/2049	400,000	454,025
Greenwich Capital Commercial Funding Corp. 4.80%, 8/10/2042 (d)	250,000	263,892
GS Mortgage Securities Corp. II:
5.40%, 8/10/2038 (d)	250,000	260,795
5.55%, 4/10/2038 (d)	250,000	275,926
JPMorgan Chase Commercial Mortgage Securities Corp.:
3.14%, 5/15/2045	250,000	266,415
4.87%, 3/15/2046	250,000	252,189
5.44%, 6/12/2047	510,000	578,852
5.81%, 6/12/2043 (d)	500,000	560,696
Merrill Lynch/Countrywide Commercial Mortgage Trust 5.38%, 8/12/2048	400,000	450,611
Morgan Stanley Capital I:
5.51%, 11/12/2049 (d)	475,000	540,716
5.61%, 4/15/2049	72,334	73,111
Wachovia Bank Commercial Mortgage Trust 5.24%, 10/15/2044 (d)	263,021	286,707

TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES —
(Cost $4,477,202)		5,735,251

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.8%
THRIFTS & MORTGAGE FINANCE — 0.8%
Commercial Mortgage Pass Through Certificates 4.06%, 12/10/2044	1,500,000	1,642,416
Commercial Mortgage Pass-Through Certificates, Series 2006-C1, Class A3 5.41%, 2/15/2039 (d)	764,839	769,811
Greenwich Capital Commercial Funding Corp. 5.87%, 7/10/2038 (d)	840,000	949,541
LB-UBS Commercial Mortgage Trust 5.66%, 3/15/2039 (d)	500,000	556,753
Merrill Lynch Mortgage Trust 5.85%, 6/12/2050 (d)	614,474	654,138
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class A3 5.68%, 10/15/2048	568,000	603,793

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS —
(Cost $5,112,071)		5,176,452

ASSET BACKED — 0.3%
AUTOMOBILES — 0.1%
Ford Credit Auto Owner Trust 0.84%, 8/15/2016	500,000	501,897
Honda Auto Receivables Owner Trust 0.91%, 5/15/2018	172,000	173,455
Hyundai Auto Receivables Trust 0.81%, 3/15/2018	250,000	251,329

		926,681

CREDIT CARD RECEIVABLES — 0.1%
Citibank Credit Card Issuance Trust:
4.90%, 6/23/2016	200,000	210,797
5.35%, 2/7/2020	295,000	352,156
6.15%, 6/15/2039	250,000	319,740

		882,693

MULTI-UTILITIES — 0.1%
CenterPoint Energy Transition Bond Co. LLC 5.17%, 8/1/2019	250,000	279,825

TOTAL ASSET BACKED —
(Cost $2,053,302)		2,089,199

MUNICIPAL BONDS & NOTES — 0.8%
CALIFORNIA — 0.2%
California, State General Obligation:
5.95%, 4/1/2016	35,000	40,087
7.30%, 10/1/2039	500,000	693,540
7.55%, 4/1/2039	225,000	324,826
7.60%, 11/1/2040	150,000	219,448

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Los Angeles, CA, Unified School District, General Obligation 6.76%, 7/1/2034	$150,000	$202,697
San Francisco, CA, City & County Public Utilities Commission, Water Revenue 6.00%, 11/1/2040	50,000	62,360
University of California 4.86%, 5/15/2112	150,000	154,185

		1,697,143

CONNECTICUT — 0.0% (b)
Connecticut, State General Obligation 5.09%, 10/1/2030	100,000	115,656

GEORGIA — 0.1%
Georgia, Municipal Electric Authority Revenue 7.06%, 4/1/2057	250,000	282,842
Georgia, State General Obligation 4.50%, 11/1/2025	200,000	233,784

		516,626

ILLINOIS — 0.1%
Illinois, State General Obligation:
5.10%, 6/1/2033	200,000	196,950
7.35%, 7/1/2035	250,000	299,792

		496,742

MASSACHUSETTS — 0.0% (b)
Massachusetts, State General Obligation 4.91%, 5/1/2029	100,000	117,528

NEW JERSEY — 0.1%
New Jersey, State Transportation Trust Revenue 6.10%, 12/15/2028	100,000	116,969
New Jersey, State Turnpike Authority Revenue 7.10%, 1/1/2041	250,000	352,813
Rutgers University, Revenue 5.67%, 5/1/2040	80,000	98,898

		568,680

NEW YORK — 0.2%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue 5.72%, 6/15/2042	215,000	277,397
New York, NY, City Transitional Finance Authority Revenue 5.51%, 8/1/2037	100,000	124,003
New York, NY, General Obligation 5.52%, 10/1/2037	85,000	102,496
New York, NY, Metropolitan Transportation Authority Revenue 6.67%, 11/15/2039	250,000	325,178
Port Authority of New York & New Jersey 5.86%, 12/1/2024	250,000	321,628

		1,150,702

OHIO — 0.1%
Ohio State University 4.91%, 6/1/2040	100,000	114,523
Ohio, American Municipal Power, Inc., Revenue 6.45%, 2/15/2044	200,000	241,580

		356,103

PENNSYLVANIA — 0.0% (b)
Pennsylvania, Public School Building Authority Revenue 5.00%, 9/15/2027	100,000	117,601
Pennsylvania, Turnpike Commission Revenue 5.51%, 12/1/2045	75,000	89,781

		207,382

PUERTO RICO — 0.0% (b)
Government Development Bank for Puerto Rico 4.38%, 2/1/2019	150,000	144,036

TEXAS — 0.0% (b)
Texas, State Transportation Commission, Revenue, Series B 5.18%, 4/1/2030	110,000	134,415

WASHINGTON — 0.0% (b)
Washington, State General Obligation 5.14%, 8/1/2040	150,000	183,897

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $5,248,036)		5,688,910

	Shares
SHORT TERM INVESTMENTS — 34.4%
MONEY MARKET FUNDS — 34.4%
State Street Institutional Liquid Reserves Fund 0.13% (h)(i)	195,186,269	195,186,269
State Street Navigator Securities Lending Prime Portfolio (i)(j)	41,816,580	41,816,580

TOTAL SHORT TERM INVESTMENTS — (k)
(Cost $237,002,849)		237,002,849

TOTAL INVESTMENTS — 132.1% (l)
(Cost $892,771,258)		910,773,862
OTHER ASSETS & LIABILITIES — (32.1)%		(221,494,092)

NET ASSETS — 100.0%		$689,279,770

SPDR Barclays Aggregate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

(a)	A portion of the security was on loan at March 31, 2013.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.4% of net assets as of March 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Variable rate security. Rate shown is rate in effect at March 31, 2013. Maturity date disclosed is the ultimate maturity.
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. (See accompanying Notes to Schedules of Investments)
(f)	When-issued security.
(g)	Security, or a portion of the security has been designated as collateral for TBA securities.
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(j)	Investments of cash collateral for securities loaned.
(k)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(l)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company
REIT = Real Estate Investment Trust
TBA = To Be Announced

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 98.8%
ALABAMA — 0.2%
Alabama, Auburn University, General Fee Revenue Series A 5.00%, 6/1/2036	$890,000	$1,002,861
Alabama, Federal Aid Highway Finance Authority Revenue 5.00%, 3/1/2015	1,650,000	1,773,964

		2,776,825

ALASKA — 0.3%
Alaska, State General Obligation Series A 5.00%, 8/1/2024	2,580,000	3,119,659

ARIZONA — 2.9%
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue:
Series A 5.00%, 1/1/2016	500,000	559,790
Series A 5.00%, 12/1/2026	800,000	956,232
Series A 5.00%, 1/1/2027	500,000	569,015
Series A 5.00%, 12/1/2031	12,000,000	14,014,200
Series A 5.00%, 1/1/2033	5,000,000	5,667,700
Series A 5.00%, 1/1/2033	2,305,000	2,600,847
Chandler, AZ, General Obligation 4.25%, 7/1/2026	5,000,000	5,602,350
Mesa, AZ, Highway Revenue Series A 5.00%, 7/1/2020	1,800,000	1,966,122
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, Senior Lien 5.50%, 7/1/2019	1,000,000	1,219,620
Pima County, AZ, Industrial Development Authority, Lease Revenue 5.00%, 9/1/2039	2,000,000	2,094,660

		35,250,536

ARKANSAS — 0.3%
Arkansas, State Highway Grant Anticipation & Tax Revenue 5.00%, 10/1/2019	2,460,000	3,038,912
Fort Smith, AR, Sales & Use Tax Revenue 3.60%, 5/1/2026	565,000	579,085

		3,617,997

CALIFORNIA — 12.1%
California, Bay Area Toll Authority Revenue 5.00%, 4/1/2026	9,135,000	10,802,868
California, East Bay Municipal Utility District, Water System Revenue Series B 5.00%, 6/1/2023	215,000	273,583
California, State Department of Water Resources, Revenue:
Series L 5.00%, 5/1/2020	10,000,000	12,334,300
Series AE 5.00%, 12/1/2020	320,000	382,800
California, State Educational Facilities Authority Revenue 5.25%, 4/1/2040	500,000	685,475
California, State University Revenue Series A 5.00%, 11/1/2033 (a)	3,500,000	3,921,855
Eastern Municipal Water District, CA, Water & Sewer Revenue Series H 5.00%, 7/1/2033	6,035,000	6,864,269
Long Beach, CA, Community College District, General Obligation Series B 5.00%, 8/1/2039	2,000,000	2,238,580
Los Angeles, CA, Community College District, General Obligation Series E-1 5.00%, 8/1/2026	1,000,000	1,150,320
Los Angeles, CA, Department of Airports Revenue Series B 5.00%, 5/15/2035	4,500,000	5,166,630
Los Angeles, CA, Department of Water & Power Revenue:
Series C 5.00%, 1/1/2016	2,000,000	2,224,420
Series A 5.00%, 7/1/2020	7,400,000	9,114,358
Los Angeles, CA, General Obligation Series B 5.00%, 9/1/2022	10,000,000	12,259,700
Los Angeles, CA, Unified School District, General Obligation:
Series A 2.00%, 7/1/2022	790,000	780,101
Series A-1 4.00%, 7/1/2016	1,250,000	1,385,487
Series KRY 5.00%, 7/1/2018	330,000	396,340
Series D 5.00%, 1/1/2034	575,000	650,860
Series F 5.00%, 1/1/2034	815,000	922,523
Los Angeles, CA, Wastewater System Revenue:
Series A 5.00%, 6/1/2029	1,000,000	1,133,350
5.00%, 6/1/2039	1,845,000	2,037,987
Los Rios, CA, Community College District Election of 2008 Series A 5.00%, 8/1/2035	5,000,000	5,597,400
Metropolitan Water District of Southern California Series C 5.00%, 10/1/2027	4,120,000	5,360,038
Metropolitan Water District of Southern California, Waterworks Revenue Series A 5.00%, 1/1/2029	4,900,000	5,571,202
Oakland, CA, Joint Powers Financing Authority Lease Revenue Series B 5.00%, 8/1/2022 (a)	2,105,000	2,391,785
Orange County, CA, Sanitation District Wastewater Revenue Series A 3.00%, 2/1/2031	400,000	399,988
Pasadena, CA, Unified School District, General Obligation 5.00%, 5/1/2034	500,000	572,525
Sacramento, CA, Sanitation Districts Financing Authority Revenue 5.00%, 12/1/2024	3,500,000	4,174,520
San Diego, CA, Community College District 5.00%, 8/1/2041	1,030,000	1,158,142
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue:
Series B 5.00%, 5/15/2021	1,000,000	1,204,460
Series A 5.25%, 5/15/2039	1,000,000	1,152,600

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

San Diego, CA, Unified School District Election of 2008 Series A Zero Coupon, 7/1/2028 (b)	$2,000,000	$1,056,580
San Francisco, CA, Bay Area Rapid Transit District Revenue:
Series A 5.00%, 7/1/2029	500,000	586,805
Series A 5.00%, 7/1/2030	500,000	584,145
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue 5.13%, 4/1/2047	655,000	717,841
San Francisco, CA, Public Utilities Commission, Water Revenue:
Series B 5.00%, 9/1/2018	9,755,000	11,450,907
Subseries A 5.00%, 11/1/2024	6,750,000	8,190,585
5.00%, 6/15/2027	500,000	537,610
Series A 5.00%, 11/1/2030	6,000,000	6,970,440
San Francisco, CA, Unified School District, General Obligation 4.00%, 6/15/2025	900,000	966,303
San Joaquin County, CA, Transportation Authority, Sales Tax Revenue Series A 5.50%, 3/1/2041	4,700,000	5,471,552
University of California, Revenue:
Series AF 5.00%, 5/15/2019	3,335,000	4,075,804
Series S 5.00%, 5/15/2040	1,000,000	1,124,560
Series Q 5.25%, 5/15/2028	2,855,000	3,271,830

		147,313,428

COLORADO — 3.4%
Adams & Arapahoe, CO, Joint School District 28J Aurora 5.00%, 12/1/2023	5,000,000	6,207,450
Colorado Springs, CO, Utilities System Revenue Series C-1 4.00%, 11/15/2030	9,000,000	9,668,880
Colorado, Regional Transportation District, Sales Tax Revenue Series A 5.00%, 11/1/2027	12,095,000	14,439,979
Colorado, State Higher Education Capital Construction Lease Purchase Program, Certificates of Participation 5.50%, 11/1/2027	500,000	624,535
Denver, CO, City & County General Obligation 5.25%, 8/1/2018	325,000	393,851
Denver, CO, City & County, School District No. 1 General Obligation Series C 5.00%, 12/1/2023	1,175,000	1,478,467
Metropolitan Wastewater Reclamation District, CO, Sewer Revenue:
Series A 3.00%, 4/1/2028	5,415,000	5,395,560
Series A 3.00%, 4/1/2029	650,000	642,662
Platte River, CO, Power Authority Revenue:
Series HH 5.00%, 6/1/2024	1,255,000	1,488,982
Series HH 5.00%, 6/1/2029	1,000,000	1,170,530

		41,510,896

CONNECTICUT — 1.9%
Connecticut, State General Obligation:
Series A 5.00%, 1/1/2016	500,000	559,790
Series B 5.00%, 12/1/2016	1,575,000	1,819,361
Series B 5.00%, 4/15/2019	905,000	1,074,425
5.00%, 12/1/2020	7,500,000	9,222,075
5.00%, 12/1/2021	7,500,000	9,189,975
Series C 5.50%, 11/1/2016	1,505,000	1,760,384

		23,626,010

DELAWARE — 1.1%
Delaware, State General Obligation:
5.00%, 7/1/2017	2,755,000	3,255,887
Series B 5.00%, 7/1/2017	150,000	177,271
Delaware, State Transportation Authority, Transportation System Revenue 5.00%, 7/1/2022	5,280,000	6,661,565
New Castle County, DE, General Obligation Series A 5.00%, 7/15/2039	2,500,000	2,808,750

		12,903,473

DISTRICT OF COLUMBIA — 1.9%
District of Columbia, Income Tax Secured Revenue:
Series C 4.00%, 12/1/2035	7,000,000	7,432,040
Series C 5.00%, 12/1/2020	1,050,000	1,304,709
Series A 5.00%, 12/1/2023	1,235,000	1,536,884
District of Columbia, Water & Sewer Authority, Public Utility Revenue Series A 5.50%, 10/1/2039	5,000,000	5,810,200
Metropolitan Washington, DC, Airport Authority System Revenue:
Zero Coupon, 10/1/2033 (a)(b)	1,785,000	659,218
Series C 5.00%, 10/1/2028	5,000,000	5,665,450
Series C 5.13%, 10/1/2039	520,000	585,972

		22,994,473

FLORIDA — 5.7%
Broward County, FL, Water & Sewer Utility Revenue Series A 5.00%, 10/1/2037	450,000	520,259
Citizens Property Insurance Corp., FL Series A-1 4.50%, 6/1/2020 (a)	1,000,000	1,159,490
Florida, State Board of Education, Capital Outlay:
Series A 4.00%, 6/1/2021	750,000	874,703
Series C 4.00%, 6/1/2027	620,000	674,870
Series B 5.00%, 6/1/2015	2,600,000	2,860,052
Series A 5.00%, 6/1/2018	4,000,000	4,791,680
Series D 5.00%, 6/1/2021	500,000	601,925
Series D 5.00%, 6/1/2024	7,550,000	8,986,312
Florida, State Board of Education, General Obligation 5.00%, 6/1/2037	1,000,000	1,128,820
Florida, State Hurricane Catastrophe Fund Revenue Series A 5.00%, 7/1/2014	6,045,000	6,393,736
Florida, State, Department of Transportation General Obligation:
3.25%, 7/1/2030	1,000,000	1,005,010

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Series A 5.00%, 7/1/2016	$275,000	$313,437
5.00%, 7/1/2021	500,000	621,200
Florida, Water Pollution Control Financing Revenue Series A 5.00%, 7/15/2014	1,375,000	1,458,806
Jacksonville, FL, Transit Revenue Series A 5.00%, 10/1/2026	1,950,000	2,294,818
JEA, FL, Bulk Power Supply System Revenue, Scherer 4 Project Series A 5.63%, 10/1/2033	5,000,000	5,218,050
Miami-Dade County, FL, General Obligation:
4.75%, 7/1/2034	1,675,000	1,847,307
5.00%, 10/1/2023 (a)	500,000	583,345
5.00%, 7/1/2031	1,980,000	2,222,332
6.00%, 10/1/2023	1,270,000	1,560,551
Miami-Dade County, FL, School Board Certificates of Participation Series B 4.00%, 5/1/2017 (a)	1,000,000	1,114,480
Miami-Dade County, FL, Transit System Sales Surtax Revenue 4.00%, 7/1/2042	500,000	495,715
Orlando, FL, Utilities Commission, Utility System Revenue:
Series A 5.00%, 10/1/2023	2,500,000	3,118,250
5.00%, 10/1/2029	1,400,000	1,623,286
Palm Beach County, FL, Public Improvement Revenue:
5.00%, 6/1/2025	9,040,000	10,962,356
5.00%, 5/1/2038	5,000,000	5,590,000
Tohopekaliga, FL, Water Authority Utility System Revenue 5.75%, 10/1/2029	750,000	905,520

		68,926,310

GEORGIA — 2.8%
Douglas County, GA, General Obligation 5.00%, 8/1/2016	4,000,000	4,577,560
Fulton County, GA, Water & Sewer Revenue 5.00%, 1/1/2017	1,430,000	1,648,819
Georgia, State Environmental Loan Acquisition Corp. Revenue 5.13%, 3/15/2031	5,070,000	5,861,832
Georgia, State General Obligation:
Series F 5.00%, 12/1/2016	500,000	580,335
Series E 5.00%, 7/1/2018	700,000	847,889
Series B 5.00%, 7/1/2022	4,500,000	5,296,365
Series I 5.00%, 7/1/2022	1,100,000	1,337,435
Series B 5.00%, 7/1/2024	1,145,000	1,329,414
Georgia, State Road & Tollway Authority Revenue Series B 5.00%, 10/1/2022	4,500,000	5,738,085
Gwinnett County, GA, School District, General Obligation 5.00%, 2/1/2019	5,380,000	6,595,288
Gwinnett County, GA, Water & Sewerage Authority Revenue 5.00%, 8/1/2023	500,000	616,685

		34,429,707

HAWAII — 1.1%
City & County of Honolulu, HI, General Obligation:
Series A 5.25%, 8/1/2031	2,620,000	3,125,974
Series A 5.25%, 8/1/2034	1,500,000	1,772,460
City & County of Honolulu, HI, Wastewater System Revenue Series A 5.00%, 7/1/2041	7,000,000	7,841,750
Hawaii, State General Obligation Series EA 5.00%, 12/1/2016	955,000	1,102,796

		13,842,980

IDAHO — 0.5%
Idaho, Housing & Financing Association, Unemployment Compensation Revenue 5.00%, 8/15/2015	5,000,000	5,477,700

ILLINOIS — 4.0%
Chicago, IL, General Obligation:
Series C Zero Coupon, 1/1/2031 (b)	600,000	257,250
Series C 5.00%, 1/1/2023	3,785,000	4,363,272
Series A 5.25%, 1/1/2037	5,000,000	5,385,950
Chicago, IL, Park District, General Obligation Series C 5.25%, 1/1/2040	500,000	567,225
Cook County, IL, General Obligation:
Series A 5.00%, 11/15/2019	2,000,000	2,418,300
Series A 5.25%, 11/15/2033	8,520,000	9,502,952
Illinois, State Finance Authority Revenue Series A 5.00%, 10/1/2051	3,020,000	3,308,531
Illinois, State General Obligation:
5.00%, 1/1/2015 (a)	1,055,000	1,128,164
5.00%, 1/1/2018 (a)	595,000	677,419
Illinois, State Sales Tax Revenue:
Series A 4.75%, 6/15/2034	1,070,000	1,153,193
Series B 5.25%, 6/15/2034	5,000,000	5,644,000
Illinois, State Toll Highway Authority Revenue 5.00%, 1/1/2028	1,825,000	2,068,930
Illinois, State Unemployment Insurance Fund, Building Receipts Revenue Series A 5.00%, 6/15/2016	4,060,000	4,616,991
Illinois, University of Chicago, Finance Authority Revenue:
Series A 4.00%, 10/1/2032	955,000	1,006,341
Series B 6.25%, 7/1/2038	5,000,000	6,038,950

		48,137,468

INDIANA — 0.5%
Indiana, State Finance Authority, Lease Revenue Series A-1 5.00%, 11/1/2015	3,000,000	3,319,200
Indianapolis, IN, Public Improvement Revenue Series B 5.00%, 2/1/2019	1,995,000	2,411,696

		5,730,896

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

IOWA — 0.2%
Iowa, State Finance Authority Revenue:
5.00%, 8/1/2020	$700,000	$863,527
5.00%, 8/1/2030	1,000,000	1,161,570

		2,025,097

KANSAS — 0.5%
Kansas, State Department of Transportation, Highway Revenue Series B 5.00%, 9/1/2019	3,500,000	4,315,885
Wichita, KS, Water & Sewer Utility Revenue Series A 5.00%, 10/1/2039	1,975,000	2,174,673

		6,490,558

KENTUCKY — 0.7%
Kentucky, State Asset/Liability Commission Agency Revenue Series A 5.00%, 9/1/2021	795,000	962,777
Kentucky, State Economic Development Finance Authority Revenue Series A-1 6.00%, 12/1/2033 (a)	1,045,000	1,147,650
Kentucky, State Infrastructure Authority Revenue Series A 5.00%, 2/1/2016	200,000	224,336
Kentucky, State Property & Buildings Commission Revenue:
Series A 3.00%, 8/1/2014	1,600,000	1,655,248
5.00%, 11/1/2017 (a)	450,000	531,450
Series A 5.00%, 11/1/2017	375,000	442,875
5.00%, 11/1/2018	1,000,000	1,203,220
Kentucky, State Turnpike Authority, Economic Development Road Revenue Series A 5.00%, 7/1/2028	1,475,000	1,691,058

		7,858,614

LOUISIANA — 0.1%
Louisiana, State Gas & Fuels Tax Revenue Series B 5.00%, 5/1/2025	1,000,000	1,198,520
Louisiana, State General Obligation Series A 5.00%, 11/15/2018	200,000	242,126

		1,440,646

MARYLAND — 2.5%
Anne Arundel County, MD, General Obligation 5.00%, 4/1/2019	1,410,000	1,721,751
Baltimore, MD, General Obligation Series B 5.00%, 10/15/2019	280,000	341,356
Howard County, MD, General Obligation Series B 5.00%, 8/15/2023	1,000,000	1,240,480
Maryland, State Department of Transportation, Consolidated Transportation Revenue 5.00%, 2/15/2016	250,000	282,363
Maryland, State Economic Development Corp. Lease Revenue 3.25%, 6/1/2025	480,000	503,520
Maryland, State General Obligation:
Series B 4.00%, 8/1/2022	550,000	637,208
Series C 4.00%, 8/15/2022	1,000,000	1,185,050
Series C 5.00%, 3/1/2017	3,110,000	3,634,222
Series B 5.00%, 8/1/2017	540,000	639,063
Series C 5.00%, 11/1/2018	4,325,000	5,269,104
Maryland, State Health & Higher Educational Facilities Authority Revenue Series A 5.00%, 7/1/2018	400,000	485,192
Maryland, State Transportation Authority, Grant & Revenue Anticipation 5.25%, 3/1/2017	1,575,000	1,850,987
Montgomery County, MD, General Obligation:
Series A 3.00%, 11/1/2026	3,210,000	3,268,936
Series A 3.00%, 11/1/2029	715,000	712,211
Series A 4.00%, 7/1/2030	5,000,000	5,449,100
Series A 5.00%, 11/1/2020	1,000,000	1,260,420
Washington, MD, Suburban Sanitation District, General Obligation 5.00%, 6/1/2017	2,000,000	2,351,160

		30,832,123

MASSACHUSETTS — 3.1%
Boston, MA, General Obigation 4.00%, 4/1/2018	450,000	518,220
Massachusetts, State General Obligation:
Series B 3.00%, 6/1/2027	160,000	159,446
Series D 4.25%, 10/1/2027	2,750,000	3,071,613
Series A 4.50%, 6/1/2027	455,000	523,964
Series B 5.00%, 7/1/2019	590,000	723,293
Series A 5.00%, 3/1/2025	965,000	1,148,138
Series B 5.00%, 8/1/2025	5,100,000	6,172,734
Massachusetts, State Health & Educational Facilities Authority, Revenue Series A 5.50%, 11/15/2036	2,510,000	2,995,083
Massachusetts, State Port Authority Revenue 5.00%, 7/1/2040	405,000	457,091
Massachusetts, State School Building Authority Revenue:
Series 2009-1 5.00%, 5/1/2019	815,000	990,135
Series B 5.00%, 10/15/2035	500,000	572,765
Series B 5.00%, 10/15/2041	1,500,000	1,689,480
Massachusetts, State School Building Authority, Sales Tax Revenue Series B 5.00%, 8/15/2018	5,000,000	6,042,450
Massachusetts, State Water Pollution Abatement Trust Revenue:
5.00%, 8/1/2024	500,000	597,585
5.00%, 8/1/2024	480,000	579,504
Massachusetts, State Water Resources Authority Revenue:
Series B 5.00%, 8/1/2026	5,830,000	7,068,175
Series B 5.00%, 8/1/2030	2,775,000	3,226,715
Series A 5.00%, 8/1/2042	1,500,000	1,704,525

		38,240,916

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

MICHIGAN — 0.7%
Detroit, MI, General Obligation:
5.00%, 11/1/2030	$500,000	$539,855
5.25%, 11/1/2035	550,000	593,796
Michigan, Municipal Bond Authority Revenue:
5.00%, 10/1/2023	1,000,000	1,195,980
5.00%, 10/1/2029	2,905,000	3,448,729
Michigan, State Finance Authority Revenue:
Series A 5.00%, 7/1/2018	1,000,000	1,206,130
5.00%, 10/1/2022	1,000,000	1,233,290

		8,217,780

MINNESOTA — 1.5%
Metropolitan Council Series I 4.00%, 3/1/2022	500,000	588,385
Minnesota, State General Obligation:
Series B 5.00%, 8/1/2018	1,700,000	2,060,774
Series D 5.00%, 8/1/2018	2,000,000	2,424,440
Series A 5.00%, 10/1/2018	3,320,000	4,042,133
Series D 5.00%, 8/1/2019	2,275,000	2,808,033
Series D 5.00%, 8/1/2020	450,000	562,442
Series D 5.00%, 8/1/2021	1,020,000	1,263,647
Series D 5.00%, 8/1/2022	855,000	1,045,964
University of Minnesota, Revenue Series A 5.00%, 12/1/2018	2,750,000	3,353,927

		18,149,745

MISSISSIPPI — 0.3%
Mississippi, State General Obligation Series A 5.00%, 10/1/2036	3,000,000	3,439,710

MISSOURI — 0.1%
Missouri, State Board of Public Buildings, Special Obligation Series A 1.00%, 10/1/2026	965,000	746,582
Missouri, State Environmental Improvement & Energy Resources Authority Series A 5.00%, 1/1/2022	125,000	150,646
Missouri, State Health & Educational Facilities Authority Revenue Series A 5.25%, 3/15/2018	500,000	605,875
Missouri, State Highway & Transportation Commission, State Road Revenue Series A 5.00%, 5/1/2016	150,000	170,145

		1,673,248

NEBRASKA — 0.2%
Omaha, NE, Public Power District Electric Revenue Series C 5.00%, 2/1/2019	1,250,000	1,518,925
University of Nebraska, Revenue 5.00%, 7/1/2038	1,000,000	1,143,010

		2,661,935

NEVADA — 0.8%
Clark County, NV, School District, General Obligation Series A 5.00%, 6/15/2022	3,000,000	3,445,500
Clark County, NV, Water Reclamation District, General Obligation Series A 5.25%, 7/1/2038	500,000	584,055
Las Vegas Valley, NV, Water District, General Obligation Series A 5.00%, 2/1/2033	350,000	390,561
Las Vegas, NV, General Obligation 6.00%, 4/1/2039	4,265,000	4,842,012

		9,262,128

NEW JERSEY — 1.5%
New Jersey, Environmental Infrastructure Trust Revenue:
Series A 4.00%, 9/1/2022	50,000	57,996
Series A 4.00%, 9/1/2022	3,135,000	3,490,760
Series A 4.00%, 9/1/2022	15,000	17,399
Series A 4.00%, 9/1/2027	40,000	46,397
Series A 4.00%, 9/1/2027	2,450,000	2,646,465
Series A 4.00%, 9/1/2027	30,000	34,798
New Jersey, State General Obligation 5.00%, 6/1/2019	8,825,000	10,722,993
New Jersey, State Higher Education Assistance Authority Revenue Series 1A 5.00%, 12/1/2017	1,410,000	1,603,381

		18,620,189

NEW MEXICO — 1.1%
Albuquerque, NM, Municipal School District, General Obligation Series A 4.00%, 8/1/2022	6,650,000	7,424,127
New Mexico, State Finance Authority Revenue Series A 5.00%, 6/1/2038	2,550,000	2,891,139
New Mexico, State Finance Authority Transportation Revenue 5.00%, 6/15/2017	3,000,000	3,527,520

		13,842,786

NEW YORK — 19.8%
Erie County, NY, Fiscal Stability Authority Sales Tax Revenue Series A 5.00%, 5/15/2020	1,000,000	1,230,850
Erie County, NY, Industrial Development Agency Revenue:
Series A 5.25%, 5/1/2023	400,000	473,792
Series A 5.25%, 5/1/2029	1,390,000	1,586,073
Series A 5.75%, 5/1/2019 (a)	1,500,000	1,845,195
Nassau County, NY, Sewer & Storm Water Finance Authority System, Revenue Series A 5.38%, 11/1/2028	1,275,000	1,472,612
New York & New Jersey, Port Authority Revenue:
4.00%, 12/1/2027	2,600,000	2,817,672
4.25%, 7/15/2040	1,000,000	1,043,230
156th Series 4.75%, 11/1/2036	7,000,000	7,655,480
5.00%, 7/15/2039	4,500,000	4,997,610
New York, NY, City Municipal Water Finance Authority:
4.25%, 6/15/2031	3,000,000	3,257,070
4.50%, 6/15/2032	1,000,000	1,101,030
Series DD 4.50%, 6/15/2038	2,310,000	2,464,123

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Series DD 4.63%, 6/15/2031	$1,030,000	$1,138,191
5.00%, 6/15/2026	3,000,000	3,560,160
5.00%, 6/15/2027	545,000	632,304
5.00%, 6/15/2043	3,500,000	3,845,065
Series GG-2 5.25%, 6/15/2040	625,000	713,100
Series A 5.50%, 6/15/2021	1,150,000	1,386,935
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
Series FF 4.00%, 6/15/2045	1,000,000	1,023,170
Series CC 5.00%, 6/15/2045	325,000	358,709
New York, NY, City Transitional Finance Authority:
Series E-1 5.00%, 2/1/2018	500,000	594,285
5.00%, 11/1/2020	1,250,000	1,534,475
Series C 5.00%, 11/1/2028	2,000,000	2,343,400
5.50%, 11/1/2035	4,545,000	5,446,137
New York, NY, City Transitional Finance Authority Revenue Series B 5.00%, 11/1/2018	3,605,000	4,363,564
New York, NY, City Transitional Finance Authority, Building Aid Revenue Seres S-1 5.00%, 7/15/2030	4,675,000	5,402,898
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
Series B 5.00%, 11/1/2016	510,000	589,897
Series B 5.00%, 11/1/2016	490,000	565,632
Series D 5.00%, 11/1/2016	1,690,000	1,950,852
Series C 5.00%, 11/1/2020	645,000	797,278
Series F-1 5.00%, 5/1/2021	500,000	620,205
Series D-1 5.00%, 11/1/2022	100,000	123,626
Series A-1 5.00%, 5/1/2023	20,000	24,534
Series A-1 5.00%, 5/1/2023	845,000	1,014,549
New York, NY, General Obligation:
Series A 4.25%, 2/15/2029	940,000	1,032,129
Series C 5.00%, 8/1/2015	5,200,000	5,745,948
Series I 5.00%, 8/1/2015	1,220,000	1,348,088
Series C 5.00%, 8/1/2017	2,000,000	2,351,920
Series A-1 5.00%, 10/1/2018	5,000,000	5,998,500
Series A-1 5.00%, 10/1/2019	5,000,000	6,089,450
Series I 5.00%, 8/1/2021	1,320,000	1,631,480
Series H-1 5.00%, 3/1/2023	500,000	591,795
Series C 5.00%, 8/1/2024	500,000	595,275
Series I 5.00%, 8/1/2029	4,025,000	4,693,392
Series C 5.25%, 8/1/2017	550,000	652,608
Series B-1 5.25%, 9/1/2021	1,975,000	2,361,922
Series B-1 5.25%, 9/1/2023	7,180,000	8,545,492
New York, NY, Liberty Development Corp. Revenue:
5.13%, 1/15/2044	5,975,000	6,556,427
5.63%, 1/15/2046	1,000,000	1,141,530
New York, NY, Municipal Bond Bank Agency, Special School Purpose Revenue 5.00%, 12/1/2016	2,375,000	2,743,481
New York, NY, Triborough Bridge & Tunnel Authority Revenue:
Series B Zero Coupon, 11/15/2027 (b)	1,850,000	1,123,727
Series B Zero Coupon, 11/15/2029 (b)	735,000	406,925
Series C 5.00%, 11/15/2016	5,000,000	5,780,050
Series A 5.00%, 1/1/2023	11,525,000	14,058,425
Series B 5.00%, 11/15/2025	600,000	729,216
Series B 5.00%, 11/15/2027	5,550,000	6,624,647
Series A-2 5.00%, 11/15/2029	12,620,000	14,549,219
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue Series A 5.00%, 8/1/2033	2,000,000	2,352,900
New York, State Bridge Authority General Obligation 4.00%, 1/1/2027	1,000,000	1,080,370
New York, State Dormitory Authority Revenue:
Series B 5.00%, 7/1/2017	3,000,000	3,515,160
Series A 5.00%, 7/1/2038	3,350,000	3,613,645
5.25%, 7/1/2048	3,065,000	3,468,722
New York, State Dormitory Authority Revenue, State Supported Debt:
Series A 4.00%, 5/15/2028	1,455,000	1,547,553
Series A 4.75%, 7/1/2029	2,500,000	2,885,750
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A 4.00%, 3/15/2028	500,000	541,010
Series E 4.00%, 8/15/2031	655,000	697,634
Series E 5.00%, 8/15/2018	400,000	482,000
Series A 5.00%, 3/15/2020	1,000,000	1,225,730
Series A 5.00%, 12/15/2020	500,000	619,415
Series C 5.00%, 3/15/2025	4,550,000	5,358,262
Series B 5.25%, 2/15/2022	500,000	612,155
New York, State Dormitory Authority, State Income Tax Revenue:
Series E 4.50%, 3/15/2036	790,000	847,236
Series A 5.00%, 2/15/2020	7,850,000	9,607,537
5.00%, 7/1/2021	700,000	848,295
5.00%, 2/15/2029	750,000	862,740
New York, State Environmental Facilities Corp., Clean Water & Drinking Revenue:
Series A 5.00%, 6/15/2022	500,000	631,700
Series A 5.13%, 6/15/2038	1,000,000	1,156,080
New York, State General Obligation:
3.00%, 3/1/2017	4,255,000	4,637,056
4.00%, 3/1/2018	1,030,000	1,180,380
Series E 5.00%, 8/1/2018	635,000	758,800
Series A-1 5.25%, 8/15/2028	760,000	889,724
New York, State Housing Finance Agency, Personal Income Tax Revenue Series A 5.00%, 3/15/2039	2,760,000	3,077,814
New York, State Thruway Authority, Personal Income Tax Revenue:
5.00%, 3/15/2022	6,510,000	7,961,339
Series A 5.00%, 3/15/2023	4,185,000	5,076,865
Series A 5.00%, 3/15/2026	405,000	489,017
Series A 5.00%, 3/15/2028	2,150,000	2,506,836
Series A 5.00%, 3/15/2029	2,000,000	2,304,660

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

New York, State Thruway Authority, Second General Highway & Bridge Trust Fund:
Series A 5.00%, 4/1/2021	$500,000	$584,170
Series B 5.00%, 4/1/2024	570,000	665,338
New York, State Urban Development Corp. Revenue:
Series A 4.00%, 3/15/2025	500,000	549,225
Series A 4.00%, 3/15/2041	1,470,000	1,507,250
Series A-1 5.00%, 12/15/2016	2,630,000	3,050,695
Series B-1 5.00%, 3/15/2036	1,000,000	1,119,790

		241,638,202

NORTH CAROLINA — 2.6%
Charlotte, NC, General Obligation Series B 5.00%, 6/1/2022	475,000	569,696
Fayetteville, NC, Public Works Commission Revenue Series A 5.00%, 3/1/2019	500,000	615,160
North Carolina, State Capital Improvement Revenue:
Series A 4.50%, 5/1/2026	5,240,000	6,031,449
Series A 5.00%, 5/1/2016	3,000,000	3,406,860
Series A 5.00%, 5/1/2017	2,125,000	2,491,690
Series C 5.00%, 5/1/2028	905,000	1,064,479
North Carolina, State General Obligation:
Series B 5.00%, 6/1/2020	1,320,000	1,651,888
5.00%, 3/1/2021	500,000	595,825
North Carolina, State Grant Anticipation Revenue:
5.00%, 3/1/2018	1,455,000	1,727,085
5.00%, 3/1/2019	1,930,000	2,332,579
North Carolina, University of North Carolina-Chapel Hill, Revenue 5.00%, 12/1/2031	3,640,000	4,207,840
Wake County, NC, General Obligation:
Series C 5.00%, 3/1/2021	1,100,000	1,387,111
Series C 5.00%, 3/1/2023	4,695,000	5,994,341

		32,076,003

OHIO — 0.6%
Ohio, State Common Schools, General Obligation Series C 5.00%, 9/15/2015	5,000,000	5,556,300
Ohio, State General Obligation:
Series A 5.00%, 9/15/2019	500,000	613,060
Series B 5.00%, 8/1/2021	450,000	561,285

		6,730,645

OKLAHOMA — 0.3%
Oklahoma, State Turnpike Authority Revenue Series A 5.00%, 1/1/2023	2,000,000	2,430,020
Tulsa County, OK, Educational Facilities Lease Revenue 5.50%, 9/1/2016	635,000	732,441

		3,162,461

OREGON — 0.8%
Oregon, State Department of Transportation Revenue Series A 5.00%, 11/15/2033	1,500,000	1,689,675
Portland, OR, Sewer System Revenue 5.00%, 3/1/2035	4,550,000	5,193,324
Salem, OR, General Obligation:
5.00%, 6/1/2028	1,450,000	1,670,951
5.00%, 6/1/2029	1,480,000	1,700,032

		10,253,982

PENNSYLVANIA — 2.7%
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue:
Series A 5.00%, 7/1/2018	5,000,000	6,033,500
Series B 5.00%, 7/1/2021	5,000,000	5,893,850
Pennsylvania, State General Obligation:
5.00%, 7/1/2015	5,000,000	5,513,350
5.00%, 3/15/2017	2,630,000	3,066,449
5.00%, 4/15/2021	4,000,000	4,858,720
Series A 5.00%, 5/1/2021	1,500,000	1,827,645
5.00%, 7/1/2021	1,000,000	1,246,740
5.00%, 11/15/2022	1,000,000	1,231,010
5.00%, 11/15/2023	895,000	1,100,957
5.13%, 2/15/2023	500,000	595,530
Pennsylvania, State University Revenue 5.00%, 3/1/2040	500,000	547,280
Pennsylvania, Turnpike Commission Revenue:
4.50%, 12/1/2038	300,000	314,946
Series C 6.00%, 6/1/2023 (a)	755,000	924,792

		33,154,769

PUERTO RICO — 0.6%
Commonwealth of Puerto Rico 5.00%, 7/1/2016 (a)	3,250,000	3,519,523
Puerto Rico, Sales Tax Financing Revenue:
Series C Zero Coupon, 8/1/2037 (b)	12,000,000	3,093,960
Series C Zero Coupon, 8/1/2038 (b)	5,000,000	1,195,500

		7,808,983

RHODE ISLAND — 0.0% (c)
Rhode Island, State & Providence Plantations, Consolidated Capital Development Revenue Series A 4.00%, 10/1/2018	475,000	541,172

SOUTH CAROLINA — 1.6%
Charleston, SC, General Obligation:
4.00%, 11/1/2028	1,000,000	1,102,150
5.00%, 11/1/2023	1,035,000	1,292,487
South Carolina, State Education Assistance Authority Series I 5.00%, 10/1/2024	950,000	1,017,716
South Carolina, State General Obligation Series A 2.00%, 4/1/2024	3,000,000	2,842,680

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

South Carolina, State Public Service Authority:
Series E 5.00%, 1/1/2017	$2,500,000	$2,888,550
Series D 5.00%, 12/1/2043	7,950,000	8,778,947
Series A 5.50%, 1/1/2038	1,130,000	1,300,517

		19,223,047

SOUTH DAKOTA — 0.0% (c)
Sioux Falls, SD, Sales Tax Revenue Series A 3.38%, 11/15/2032	500,000	487,700

TENNESSEE — 1.3%
Memphis, TN, Electric System Revenue 5.00%, 12/1/2018	1,500,000	1,822,950
Memphis, TN, General Obligation 5.00%, 5/1/2022	1,120,000	1,385,463
Metropolitan Government of Nashville & Davidson County, TN, General Obligation:
5.00%, 1/1/2019	500,000	595,510
5.00%, 7/1/2020	1,000,000	1,239,390
Series D 5.00%, 7/1/2020	4,000,000	4,957,560
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue Series A 5.00%, 1/1/2016 (a)	475,000	532,076
Nashville & Davidson County, TN, Health & Educational Facilities Board Revenue Series B 5.00%, 10/1/2039	1,000,000	1,120,350
Shelby County, TN, General Obligation:
Series A 5.00%, 4/1/2019	705,000	858,591
Series A 5.00%, 3/1/2022	1,000,000	1,259,540
Tennessee, State General Obligation Series C 5.00%, 5/1/2027	1,095,000	1,274,120
Tennessee, State School Bond Authority Series A 5.00%, 5/1/2027	500,000	598,255

		15,643,805

TEXAS — 7.7%
Austin, TX, General Obligation 5.00%, 9/1/2022	570,000	717,693
Austin, TX, Water & Wastewater System Revenue:
5.00%, 11/15/2041	1,500,000	1,688,640
5.00%, 11/15/2042	2,800,000	3,179,512
Canadian River, TX, Municipal Water Authority Corp. 5.00%, 2/15/2031	3,810,000	4,320,311
Comal, TX, Independent School District, General Obligation Series A 5.00%, 2/1/2021 (a)	650,000	809,270
Corpus Christi, TX, Independent School District, General Obligation 5.00%, 8/15/2020	400,000	490,696
Crowley, TX, Independent School District, General Obligation 5.00%, 8/1/2036 (a)	400,000	451,924
Cypress-Fairbanks, TX, Independent School District, General Obligation 5.00%, 2/15/2025 (a)	500,000	607,860
Dallas, TX, Civic Center Convention Complex Revenue:
5.00%, 8/15/2028 (a)	700,000	773,731
5.25%, 8/15/2038 (a)	510,000	562,969
Dallas, TX, General Obligation:
Series A 5.00%, 2/15/2019	1,375,000	1,667,517
5.00%, 2/15/2021	425,000	500,238
Dallas, TX, Waterworks & Sewer System Revenue:
5.00%, 10/1/2020	500,000	620,810
5.00%, 10/1/2036	705,000	813,464
Fort Worth, TX, General Obligation 5.00%, 3/1/2023	500,000	617,275
Garland, TX, General Obligation 5.00%, 2/15/2023	400,000	474,932
Harris County, TX, Metropolitan Transit Authority, Sales & Use Tax Revenue Series A 5.00%, 11/1/2031	5,395,000	6,192,381
Harris County, TX, Flood Control District Series A 5.00%, 10/1/2039	1,585,000	1,770,413
Harris County, TX, General Obligation:
Series A 4.75%, 3/1/2020	600,000	709,158
5.00%, 10/1/2021	500,000	614,460
5.00%, 10/1/2024	7,000,000	8,331,400
5.00%, 10/1/2025	400,000	475,776
Harris County, TX, Revenue Series C 5.00%, 8/15/2049	500,000	550,545
Harris County, TX, Road Revenue Series B 5.25%, 8/15/2047	3,000,000	3,354,270
Houston, TX, Airport System Revenue, Senior Lien Series A 5.50%, 7/1/2034	1,850,000	2,104,560
Houston, TX, General Obligation:
5.00%, 3/1/2018	210,000	250,490
Series A 5.00%, 3/1/2022	2,000,000	2,391,160
Houston, TX, Utility System Revenue Series A 5.25%, 11/15/2031 (a)	4,600,000	5,271,094
Hurst-Euless-Bedford, TX, Independent School District, General Obligation 5.00%, 8/15/2021	2,500,000	3,020,800
La Joya, TX, Independent School District, General Obligation 5.00%, 2/15/2034 (a)	3,300,000	3,954,984
Leander, TX, Independent School District, General Obligation Series A Zero Coupon, 8/15/2034 (a)(b)	10,000,000	4,237,400
Liberty Hill, TX, Independent School District 5.00%, 8/1/2035 (a)	1,000,000	1,155,570
Midland County, TX, Fresh Water Supply District No. 1 Revenue Series A Zero Coupon, 9/15/2033 (b)	1,530,000	632,043

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

North Texas, TX, Municipal Water District, Water System Revenue:
3.13%, 9/1/2027	$500,000	$496,260
5.00%, 9/1/2026	500,000	596,205
Port of Houston, TX, General Obligation:
Series D-1 5.00%, 10/1/2029	500,000	587,560
Series D-1 5.00%, 10/1/2030	785,000	918,952
San Antonio, TX, Electric & Gas Revenue:
5.00%, 2/1/2017	180,000	209,182
5.00%, 2/1/2023	2,500,000	3,105,550
5.25%, 2/1/2024	5,000,000	6,340,600
5.25%, 2/1/2025	4,000,000	5,110,760
San Antonio, TX, General Obligation 5.00%, 2/1/2019	3,000,000	3,634,110
San Antonio, TX, Independent School District, General Obligation 5.00%, 8/15/2025 (a)	2,000,000	2,370,700
Texas, A&M Permanent University Fund Revenue Series A 5.00%, 7/1/2025	935,000	1,203,036
Texas, State General Obligation Series A 5.00%, 10/1/2029	450,000	526,451
Texas, State Public Finance Authority:
Series A 5.00%, 1/1/2017	1,100,000	1,228,018
Series B 5.00%, 1/1/2018	500,000	550,745
Series B 5.00%, 7/1/2018	1,480,000	1,630,205
University of Texas, Revenue:
Series A 4.00%, 8/15/2021	500,000	590,180
Series B 5.00%, 8/15/2017	500,000	591,590
Williamson, TX, General Obligation 5.00%, 2/15/2032	625,000	706,475

		93,709,925

UTAH — 0.6%
Central Utah, Water Conservancy District, General Obligation Series A 5.00%, 4/1/2028	550,000	643,428
Utah, State General Obligation:
Series C 5.00%, 7/1/2016	500,000	572,320
Series A 5.00%, 7/1/2022	1,035,000	1,293,978
Utah, Transport Authority Sales Tax Revenue:
Series A 5.00%, 6/15/2028	410,000	468,704
Series A 5.00%, 6/15/2036 (a)	4,000,000	4,549,480

		7,527,910

VIRGINIA — 2.5%
Fairfax County, VA, General Obligation:
Series A 3.00%, 4/1/2026	3,180,000	3,273,206
Series B 4.00%, 10/1/2020	1,015,000	1,200,552
Series B 5.00%, 4/1/2024	900,000	1,164,267
Series A 5.00%, 4/1/2030	450,000	528,926
Montgomery County, VA, Industrial Development Authority Revenue 5.00%, 2/1/2024	445,000	498,293
Virginia, College Building Authority, Educational Facilities Revenue:
Series A 5.00%, 2/1/2021	400,000	475,380
5.00%, 9/1/2022	5,945,000	7,052,375
5.00%, 2/1/2027	3,620,000	4,259,654
Virginia, State Public Building Authority, Public Facilities Revenue:
Series B 5.00%, 8/1/2017	3,030,000	3,557,523
Series A 5.00%, 8/1/2025	500,000	602,610
Series B 5.25%, 8/1/2027	2,000,000	2,331,280
Virginia, State Public School Authority Revenue:
Series B-1 5.00%, 8/1/2017	1,000,000	1,176,430
Series C 5.00%, 8/1/2017	215,000	252,932
Virginia, State Resources Authority, Revenue Series B 5.00%, 11/1/2028	3,540,000	4,083,673
Virginia, State Transportation Board Revenue 5.00%, 5/15/2014	500,000	526,525

		30,983,626

WASHINGTON — 4.5%
Central Puget Sound, WA, Regional Transit Authority, Sales & Use Tax Revenue Series S-1 5.00%, 11/1/2026	500,000	602,095
Energy Northwest, WA, Electricity Revenue Series A 5.00%, 7/1/2014	1,000,000	1,058,980
King County, WA, General Obligation 5.00%, 12/1/2020	600,000	754,398
King County, WA, School District No. 403 Renton, General Obligation 5.00%, 12/1/2022	1,540,000	1,913,281
Pierce County, WA, School District No. 3 Puyallup, General Obligation Series A 5.00%, 12/1/2025	2,250,000	2,738,700
Seattle, WA, Municipal Light & Power Revenue Series B 5.00%, 2/1/2015	1,000,000	1,083,870
Snohomish County, WA, School District No. 15, General Obligation 5.00%, 12/1/2018	2,250,000	2,724,795
Snohomish County, WA, School District No. 201, General Obligation 5.25%, 12/1/2024	2,825,000	3,365,705
Washington, State General Obligation:
Series D 4.00%, 2/1/2030	1,000,000	1,065,820
Series D 4.00%, 2/1/2037	12,500,000	12,980,250
Series R 5.00%, 7/1/2016	10,000,000	11,411,600
5.00%, 7/1/2025	440,000	533,513
Series R-2012C 5.00%, 7/1/2025	5,265,000	6,383,970
Series C 5.00%, 6/1/2041	7,200,000	8,036,424

		54,653,401

WISCONSIN — 1.2%
Milwaukee, WI, General Obligation, Promissory Notes Series N1 5.00%, 2/1/2019	11,020,000	13,287,365

SPDR Nuveen Barclays Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Wisconsin, State General Obligation 4.00%, 11/1/2016	$1,300,000	$1,452,776

		14,740,141

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $1,148,462,308)		1,204,749,605

	Shares
SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Tax Free Money Market Fund 0.00% (d)(e)(f) (Cost $965,272)	965,272	965,272

TOTAL INVESTMENTS — 98.9% (g)
(Cost $1,149,427,580)		1,205,714,877
OTHER ASSETS & LIABILITIES — 1.1%		13,646,223

NET ASSETS — 100.0%		$1,219,361,100

(a)	Bond is insured by one of these companies:

As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Corp.	1.39%
	Assured Guaranty Municipal Corp.	1.18%
	Permanent School Fund Guaranteed	1.11%

(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Nuveen Barclays California Municipal Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 96.5%
CALIFORNIA — 95.8%
Alameda County, CA, Joint Powers Authority, Lease Revenue 5.00%, 12/1/2034 (a)	$1,760,000	$1,896,101
California Educational Facilities Authority Series A 5.25%, 10/1/2038	100,000	115,536
California, Bay Area Toll Authority Revenue:
3.00%, 4/1/2027	500,000	496,040
5.00%, 4/1/2024	250,000	302,077
5.00%, 4/1/2026	1,000,000	1,182,580
5.00%, 4/1/2028	750,000	873,907
5.13%, 4/1/2039	125,000	140,715
California, Bay Area Water Supply & Conservation Agency Revenue Series A 2.00%, 10/1/2015	500,000	519,455
California, East Bay Municipal Utility District, Water System Revenue:
Series B 5.00%, 6/1/2020	1,000,000	1,242,160
Series B 5.00%, 6/1/2023	1,000,000	1,272,480
California, Infrastructure & Economic Development Bank Revenue Series A 5.00%, 6/1/2021	700,000	870,492
California, State Department of Water Resources:
Series M 4.00%, 5/1/2016	500,000	551,600
Series M 4.00%, 5/1/2019	2,000,000	2,319,640
Series L 5.00%, 5/1/2016	200,000	226,730
Series L 5.00%, 5/1/2019	1,540,000	1,875,951
Series AJ 5.00%, 12/1/2021	400,000	506,988
Series AE 5.00%, 12/1/2022	1,000,000	1,186,300
Series AF 5.00%, 12/1/2026	660,000	772,867
California, State Department of Water Resources Revenue:
Series M 5.00%, 5/1/2016	1,525,000	1,728,816
Series L 5.00%, 5/1/2017	500,000	585,180
California, State Public Works Board, Lease Revenue:
Series F 5.00%, 10/1/2018	1,060,000	1,275,434
5.00%, 4/1/2034	340,000	379,624
California, State University Revenue Series A 5.00%, 11/1/2033 (a)	1,500,000	1,680,795
California, William S. Hart Union High School District, Election of 2008 Series C 4.00%, 8/1/2027	1,000,000	1,069,850
Contra Costa County, CA, Transportation Authority Sales Tax Revenue:
Series B 5.00%, 3/1/2023	600,000	725,106
Series B 5.00%, 3/1/2025	1,000,000	1,192,020
Eastern Municipal Water District, CA, Water & Sewer Revenue:
Series H 5.00%, 7/1/2033	160,000	181,986
Series H 5.00%, 7/1/2035	1,000,000	1,134,760
Grossmont, CA, Union High School District, Election of 2004 5.00%, 8/1/2033	1,780,000	2,029,218
Long Beach, CA, Community College District, General Obligation Series B 5.00%, 8/1/2039	1,000,000	1,119,290
Long Beach, CA, Unified School District, General Obligation 5.00%, 8/1/2029	1,000,000	1,153,720
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue:
5.00%, 6/1/2020	1,900,000	2,360,104
5.00%, 7/1/2026	1,450,000	1,705,983
Los Angeles, CA, Community College District, General Obligation Series F-1 5.00%, 8/1/2026	100,000	115,142
Los Angeles, CA, Department of Airports Revenue:
Series A 5.00%, 5/15/2021	1,000,000	1,195,410
Series A 5.00%, 5/15/2034	100,000	114,768
Series B 5.00%, 5/15/2035	2,000,000	2,296,280
Series D 5.00%, 5/15/2040	1,000,000	1,114,390
Series C 5.25%, 5/15/2038	145,000	158,065
Los Angeles, CA, Department of Water & Power:
Series A 5.00%, 7/1/2041	1,500,000	1,663,200
Series B 5.00%, 7/1/2043	1,000,000	1,122,590
Los Angeles, CA, Department of Water & Power Revenue Series C 5.00%, 1/1/2016	2,000,000	2,224,420
Los Angeles, CA, General Obligation Series A 5.00%, 9/1/2019	500,000	609,655
Los Angeles, CA, Harbor Department Revenue:
Series A 5.00%, 8/1/2029	1,515,000	1,765,233
Series C 5.25%, 8/1/2023	700,000	841,484
Los Angeles, CA, Solid Waste Resources Revenue Series B 5.00%, 2/1/2018	1,000,000	1,191,170
Los Angeles, CA, Unified School District, General Obligation:
Series A-1 4.00%, 7/1/2016	250,000	277,098
Series KY 5.00%, 7/1/2015	2,325,000	2,559,848
Series KRY 5.00%, 7/1/2018	935,000	1,122,963
Series F 5.00%, 1/1/2034	1,000,000	1,131,930
Series D 5.25%, 7/1/2025	1,500,000	1,765,515
Los Angeles, CA, Wastewater System Revenue:
Series B 5.00%, 6/1/2030	1,000,000	1,150,480
5.00%, 6/1/2039	500,000	552,300
Los Angeles, CA, Water Utility, General Obligation Series A 4.00%, 9/1/2018	1,000,000	1,153,640
Los Rios, CA, Community College District Election of 2008:
Series A 4.75%, 8/1/2032	175,000	193,671
Series A 5.00%, 8/1/2035	340,000	380,623
Marin, CA, Water District Financing Authority Series A 5.00%, 7/1/2044	1,000,000	1,120,060
Metropolitan Water District of Southern California:
Series C 4.00%, 10/1/2017	250,000	286,677
Series C 5.00%, 10/1/2027	1,500,000	1,951,470
Series A 5.00%, 1/1/2031	850,000	961,078

SPDR Nuveen Barclays California Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Newport Mesa, CA, Unified School District Election of 2005 Zero Coupon, 8/1/2041 (b)	$4,000,000	$738,560
Ohlone, CA, Community College District 5.00%, 8/1/2028	500,000	588,385
Pasadena, CA, Unified School District, General Obligation 5.00%, 5/1/2034	1,000,000	1,145,050
Poway, CA, Unified School District, General Obligation Zero Coupon, 8/1/2046 (b)	3,000,000	595,710
Riverside, CA, Electric Revenue Series D 5.00%, 10/1/2027 (a)	835,000	933,363
San Diego County, CA, Regional Transportation Commission Revenue Series A 5.00%, 4/1/2042	1,000,000	1,120,620
San Diego County, CA, Water Authority Revenue, Certificates of Participation:
Series 2008-A 5.00%, 5/1/2015 (a)	200,000	218,536
Series 2008-A 5.00%, 5/1/2018 (a)	200,000	237,546
5.00%, 5/1/2024	1,000,000	1,231,860
San Diego, CA, Community College District:
5.00%, 8/1/2028	500,000	594,250
5.00%, 8/1/2041	1,000,000	1,124,410
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue:
Series B 5.00%, 5/15/2021	1,000,000	1,204,460
Series A 5.25%, 5/15/2039	500,000	576,300
San Diego, CA, Public Facilities Financing Authority, Water Revenue:
Series A 5.00%, 8/1/2024	1,000,000	1,205,020
Series A 5.00%, 8/1/2028	330,000	388,631
San Francisco, CA, Bay Area Rapid Transit District 5.00%, 7/1/2032	1,000,000	1,159,500
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
Series A 4.25%, 11/1/2031	535,000	572,273
Series A 5.00%, 11/1/2032	1,110,000	1,280,407
Series A 5.00%, 11/1/2041	1,000,000	1,123,690
San Francisco, CA, City & County Unified School District 4.00%, 6/15/2023	2,000,000	2,244,120
San Francisco, CA, City & County Unified School District Election of 2006 Series B 5.25%, 6/15/2022	800,000	967,472
San Francisco, CA, City & County, Earthquake Safety & Emergency, General Obligation 4.00%, 6/15/2028	500,000	531,145
San Joaquin County, CA, Transportation Authority, Sales Tax Revenue:
Series A 5.00%, 3/1/2027	1,000,000	1,153,590
5.25%, 3/1/2031	1,000,000	1,161,200
Series A 5.50%, 3/1/2041	300,000	349,248
San Marcos, CA, Unified School District Election of 2010 Series A 5.00%, 8/1/2038	1,000,000	1,099,920
San Ramon Valley, CA, Unified School District 5.00%, 8/1/2028	1,000,000	1,158,110
Southern California Public Power Authority:
5.00%, 7/1/2022	1,000,000	1,214,130
5.00%, 7/1/2030	1,500,000	1,720,260
5.25%, 7/1/2030	1,000,000	1,175,190
University of California, Revenue:
Series E 4.00%, 5/15/2019	2,010,000	2,329,369
Series AF 5.00%, 5/15/2019	665,000	812,716
5.00%, 5/15/2037	1,875,000	2,100,600
Series Q 5.25%, 5/15/2023	1,000,000	1,166,420
University of Southern California, Educational Facilities Authority Revenue Series A 5.00%, 10/1/2039	500,000	569,580
Yosemite, CA, Community College District, General Obligation:
Zero Coupon, 8/1/2042 (b)	500,000	191,705
Series C 5.00%, 8/1/2032 (a)	1,690,000	1,870,120

		101,546,131

PUERTO RICO — 0.7%
Puerto Rico, Sales Tax Financing Revenue:
Series C Zero Coupon, 8/1/2037 (b)	2,000,000	515,660
Series C Zero Coupon, 8/1/2038 (b)	1,000,000	239,100

		754,760

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $97,598,503)		102,300,891

	Shares
SHORT TERM INVESTMENT — 2.4%
MONEY MARKET FUND — 2.4%
State Street Institutional Tax Free Money Market Fund 0.00% (c)(d)(e) (Cost $2,488,523)	2,488,523	2,488,523

TOTAL INVESTMENTS — 98.9% (f)
(Cost $100,087,026)		104,789,414
OTHER ASSETS & LIABILITIES — 1.1%		1,217,427

NET ASSETS — 100.0%		$106,006,841

SPDR Nuveen Barclays California Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

(a)	Bond is insured by one of these companies:

As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	6.45%

(b)	Non-income producing security.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Nuveen Barclays New York Municipal Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 97.8%
NEW YORK — 96.7%
Erie County, NY, Industrial Development Agency Revenue Series A 5.75%, 5/1/2024 (a)	$500,000	$579,660
Nassau County, NY, Interim Finance Authority Revenue:
Series A 3.00%, 11/15/2014	400,000	417,336
Series A 5.00%, 11/15/2014	100,000	107,557
Nassau County, NY, Sewer & Storm Water Finance Authority System, Revenue Series A 5.38%, 11/1/2028	400,000	461,996
New York & New Jersey, Port Authority Revenue:
3.00%, 12/1/2030	430,000	415,066
4.00%, 12/1/2022	300,000	345,114
5.00%, 7/15/2022	100,000	116,991
5.00%, 12/1/2025	250,000	303,340
5.00%, 7/15/2039	500,000	555,290
New York, NY, City Transitional Finance Authority Revenue:
Series D 3.20%, 11/1/2018	140,000	155,862
Series E 5.00%, 11/1/2017	500,000	593,710
Series B 5.00%, 11/1/2018	200,000	242,084
Series S-5 5.00%, 1/15/2026	200,000	229,196
Series S-1A 5.25%, 7/15/2037	500,000	572,085
Series S-4 5.50%, 1/15/2033	500,000	580,285
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
5.00%, 11/1/2015	145,000	161,929
Series B 5.00%, 11/1/2017	500,000	593,710
Series A 5.00%, 11/1/2018	35,000	42,725
Series A 5.00%, 11/1/2018	65,000	78,677
5.00%, 11/1/2020	500,000	618,045
New York, NY, Cultural Resource Revenue, Museum of Modern Art Series A-1 5.00%, 4/1/2031	300,000	347,286
New York, NY, General Obligation:
Series A 3.00%, 8/1/2017	200,000	218,232
Series E 4.00%, 8/1/2022	250,000	285,275
Series C 5.00%, 8/1/2017	825,000	970,167
Series C 5.00%, 8/1/2024	950,000	1,131,022
Series E 5.00%, 8/1/2025	775,000	919,111
New York, NY, Liberty Development Corp. Revenue:
5.13%, 1/15/2044	500,000	548,655
5.25%, 12/15/2043	500,000	565,915
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue:
Series A 5.00%, 11/15/2015	225,000	251,476
Series A 5.00%, 11/15/2031	700,000	815,542
New York, NY, Municipal Bond Bank Agency, Special School Purpose Revenue 5.00%, 12/1/2016	1,000,000	1,155,150
New York, NY, Municipal Water Finance Authority Revenue:
Series EE 4.00%, 6/15/2045	255,000	260,908
Series HH 5.00%, 6/15/2032	1,000,000	1,147,520
Series GG-2 5.00%, 6/15/2035	100,000	113,351
Series AA 5.00%, 6/15/2044	500,000	549,295
Series DD 5.25%, 6/15/2024	200,000	235,732
Series EE 5.38%, 6/15/2043	370,000	427,798
New York, NY, Triborough Bridge & Tunnel Authority Revenue:
Series A 5.00%, 1/1/2023	500,000	609,910
Series B 5.00%, 11/15/2023	500,000	617,320
New York, NY, Trust for Cultural Resources, Wildlife Conservation Society Revenue Series A 5.00%, 8/1/2033	1,000,000	1,176,450
New York, State Bridge Authority General Obligation 4.00%, 1/1/2027	500,000	540,185
New York, State Dormitory Authority Revenue 4.00%, 1/15/2022	500,000	540,995
New York, State Dormitory Authority Revenue, Columbia University 5.00%, 7/1/2038	250,000	284,485
New York, State Dormitory Authority Revenue, Cornell University:
Series A 5.00%, 7/1/2034	355,000	412,688
Series A 5.00%, 7/1/2039	300,000	343,287
New York, State Dormitory Authority Revenue, New York University Series A 5.00%, 7/1/2029	240,000	276,317
New York, State Dormitory Authority Revenue, Non State Supported Debt:
Series E 5.00%, 1/1/2019	250,000	293,765
Series A 5.25%, 7/1/2028	500,000	601,765
Series A 5.25%, 7/1/2034	240,000	281,717
New York, State Dormitory Authority, State Personal Income Tax Revenue:
4.00%, 3/15/2019	100,000	115,845
Series B 5.00%, 2/15/2018	125,000	148,758
Series E 5.00%, 2/15/2027	350,000	415,810
Series E 5.00%, 2/15/2040	500,000	554,745
New York, State Environmental Facilities Corp. Revenue:
Series A 5.00%, 6/15/2018	250,000	300,825
5.00%, 6/15/2036	500,000	572,195
5.00%, 6/15/2041	250,000	281,643
Series A 5.25%, 12/15/2026	200,000	238,530
New York, State Environmental Facilities Corp., Clean Water & Drinking Revenue Series A 4.00%, 6/15/2027	275,000	302,764
New York, State General Obligation Series C 4.50%, 2/1/2020	200,000	240,234
New York, State Housing Finance Agency, Personal Income Tax Revenue Series A 5.00%, 3/15/2039	550,000	613,332
New York, State Local Government Assistance Corp. Revenue:
Series C 5.00%, 4/1/2018	200,000	240,068
Series A 5.00%, 4/1/2020	435,000	514,435
New York, State Municipal Bond Bank Agency Series C-1 5.00%, 2/15/2016 (a)	200,000	224,182

SPDR Nuveen Barclays New York Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

New York, State Power Authority Revenue Series C 5.00%, 11/15/2020 (a)	$250,000	$292,908
New York, State Thruway Authority, Personal Income Tax Revenue 5.00%, 3/15/2021	450,000	556,591
New York, State Thruway Authority, Second General Highway & Bridge Trust:
Series A-1 5.00%, 4/1/2021	300,000	368,676
Series B 5.00%, 4/1/2029	300,000	335,310
New York, State Urban Development Corp. Revenue:
Series A 4.00%, 3/15/2024	500,000	553,765
Series A 4.00%, 3/15/2025	500,000	549,225
Series A 5.00%, 3/15/2016	250,000	282,588
5.00%, 12/15/2017	200,000	238,668
Suffolk County, NY, Water Authority 5.00%, 6/1/2021	500,000	617,505
Westchester County, NY, General Obligation Series B 3.00%, 6/1/2017	610,000	667,700

		32,318,279

PUERTO RICO — 1.1%
Puerto Rico, Sales Tax Financing Revenue:
Series C Zero Coupon, 8/1/2037 (b)	1,000,000	257,830
Series C Zero Coupon, 8/1/2038 (b)	500,000	119,550

		377,380

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $31,314,614)		32,695,659

	Shares
SHORT TERM INVESTMENT — 1.8%
MONEY MARKET FUND — 1.8%
State Street Institutional Tax Free Money Market Fund 0.00% (c)(d)(e) (Cost $595,385)	595,385	595,385

TOTAL INVESTMENTS — 99.6% (f)
(Cost $31,909,999)		33,291,044
OTHER ASSETS & LIABILITIES — 0.4%		141,534

NET ASSETS — 100.0%		$33,432,578

(a)	Bond is insured by one of these companies:

		As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	1.73%
	National Public Finance Guarantee Corp.	0.88%
	Assured Guaranty Corp.	0.67%

(b)	Non-income producing security.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 98.9%
ALABAMA — 0.7%
Alabama, Federal Aid Highway Finance Authority 4.00%, 3/1/2016	$5,000,000	$5,439,800
Alabama, Public School & College Authority Revenue:
5.00%, 5/1/2014	850,000	893,053
Series A 5.00%, 5/1/2014	1,500,000	1,575,975
Series A 5.00%, 5/1/2016	4,335,000	4,915,803
Series A 5.00%, 3/1/2017	1,000,000	1,162,240

		13,986,871

ALASKA — 0.1%
Alaska, State Municipal Bond Bank Authority Revenue 5.00%, 9/1/2016	1,000,000	1,143,950

ARIZONA — 0.8%
Arizona, Phoenix Civic Improvement Corp., Water System Revenue:
5.00%, 7/1/2017	300,000	351,789
Series A 5.00%, 7/1/2017	1,775,000	2,081,418
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue Series A 4.00%, 12/1/2017	1,310,000	1,498,182
Arizona, State Certificates of Participation 5.00%, 10/1/2014 (a)	10,375,000	11,033,916

		14,965,305

ARKANSAS — 0.9%
Arkansas, State Highway Grant Anticipation & Tax Revenue 4.00%, 8/1/2014	17,000,000	17,839,800

CALIFORNIA — 10.0%
California, State Department of Water Resources Revenue:
Series L 4.00%, 5/1/2015	7,630,000	8,197,748
Series M 4.00%, 5/1/2015	6,000,000	6,446,460
Series L 5.00%, 5/1/2014	5,075,000	5,334,840
Series M 5.00%, 5/1/2014	550,000	578,160
Series L 5.00%, 5/1/2015	6,000,000	6,570,480
Series M 5.00%, 5/1/2016	6,925,000	7,850,526
Series L 5.00%, 5/1/2017	1,510,000	1,767,244
California, State Public Works Board, Lease Revenue Series F 5.00%, 10/1/2016	4,505,000	5,159,081
Contra Costa, CA, Water District Revenue 3.00%, 10/1/2015	11,750,000	12,441,135
Contra Costa, CA, Transportation Authority Sales Tax Revenue Series B 5.00%, 3/1/2018	2,290,000	2,740,054
East Bay, CA, Municipal Utility District, Water System Revenue Series B 5.00%, 6/1/2017	10,000,000	11,778,400
Los Angeles, CA, Department of Water & Power Revenue:
Series A 3.00%, 7/1/2018	1,530,000	1,685,953
Series A 5.00%, 7/1/2015	1,540,000	1,697,758
Series C 5.00%, 1/1/2016	4,000,000	4,448,840
Series A 5.00%, 7/1/2018	2,580,000	3,105,959
Los Angeles, CA, General Obligation:
Series A 2.50%, 9/1/2014	8,825,000	9,100,693
Series A 5.00%, 9/1/2016	10,000,000	11,465,100
Series A 5.00%, 9/1/2017	13,230,000	15,620,925
Los Angeles, CA, Solid Waste Resources Revenue Series B 5.00%, 2/1/2018	6,370,000	7,587,753
Los Angeles, CA, Unified School District, General Obligation:
Series A-1 4.00%, 7/1/2016	2,500,000	2,770,975
Series I 5.00%, 7/1/2014	2,000,000	2,117,180
5.00%, 7/1/2017	1,000,000	1,175,830
Northern California Power Agency Revenue, Hydroelectric No. 1, Revenue Series C 5.00%, 7/1/2014 (a)	1,500,000	1,582,275
Orange County, CA, Sanitation District Wastewater Revenue Series A 5.00%, 8/1/2015	500,000	553,235
San Diego, CA, County Water Authority Revenue 5.00%, 7/1/2016	10,000,000	11,368,900
San Diego, CA, Public Facilities Financing Authority, Sewer Revenue:
5.00%, 5/15/2014	750,000	789,525
5.00%, 5/15/2015	2,165,000	2,367,925
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
Series A 4.00%, 10/1/2015	875,000	953,794
Series D 5.00%, 11/1/2015	5,360,000	5,980,798
Series A 5.00%, 10/1/2017	1,000,000	1,188,460
San Francisco, CA, City & County, Certificates of Participation:
Series B 4.00%, 9/1/2015	5,000,000	5,367,600
Series B 5.00%, 9/1/2016	5,260,000	5,935,436
San Francisco, CA, City & County, General Obligation Series A 5.00%, 6/15/2014	10,075,000	10,630,435
San Francisco, CA, Unified School District, General Obliagtion 5.00%, 6/15/2017	8,170,000	9,543,785
Southern California, Metropolitan Water District Revenue Series C 4.00%, 10/1/2015	1,040,000	1,134,193
Southern California, State Public Power Authority Revenue 5.00%, 7/1/2016	725,000	825,579
University of California, Revenue 5.00%, 5/15/2018	3,500,000	4,204,340

		192,067,374

COLORADO — 1.0%
Colorado, State Department of Transportation Revenue 5.00%, 12/15/2016	10,000,000	11,547,900

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Colorado, State Higher Education Capital Construction Lease Program, Certificates of Participation 5.00%, 11/1/2016	$2,085,000	$2,362,430
Denver, CO, City & County General Obligation 5.50%, 8/1/2016	1,900,000	2,201,492
Denver, CO, City & County School District No. 1, General Obligation Series B 4.00%, 12/1/2017	3,600,000	4,115,340

		20,227,162

CONNECTICUT — 3.7%
Connecticut, State General Obligation:
Series D 3.00%, 11/1/2016	3,500,000	3,785,215
Series D 5.00%, 1/1/2014	450,000	465,989
Series B 5.00%, 12/1/2014	975,000	1,050,533
Series F 5.00%, 12/1/2014	13,750,000	14,815,212
Series A 5.00%, 1/1/2015	12,750,000	13,777,777
Series D 5.00%, 12/1/2016	500,000	577,575
Series A 5.00%, 4/1/2017	950,000	1,107,776
Connecticut, State Health & Educational Facility Authority Revenue:
Series A-3 0.88%, 7/1/2049 (b)	4,865,000	4,850,016
Series A-4 5.00%, 7/1/2049 (b)	5,000,000	5,428,300
Connecticut, State Special Tax Obligation Revenue:
Series B 3.00%, 12/1/2013	300,000	305,547
Series A 5.00%, 12/1/2014	3,750,000	4,040,513
5.00%, 11/1/2015	500,000	556,190
Series 1 5.00%, 2/1/2016	3,100,000	3,474,418
Series A 5.00%, 11/1/2016	2,650,000	3,044,824
Series 1 5.00%, 2/1/2017	1,000,000	1,157,190
Series B 5.00%, 1/1/2018	9,650,000	11,409,484
University of Connecticut, Revenue Series A 3.00%, 2/15/2014	415,000	424,873

		70,271,432

DELAWARE — 1.2%
Delaware, State General Obligation:
Series 2009C 2.00%, 10/1/2014	225,000	230,837
Series A 5.00%, 7/1/2015	4,000,000	4,415,440
Delaware, State Transportation Authority System Revenue 5.00%, 7/1/2017	15,500,000	18,218,390

		22,864,667

DISTRICT OF COLUMBIA — 0.2%
District of Columbia, Income Tax Revenue:
Series A 5.00%, 12/1/2016	2,000,000	2,310,300
Series D 5.00%, 12/1/2016	1,000,000	1,155,150

		3,465,450

FLORIDA — 4.7%
Florida, State Board of Education, General Obligation:
Series B 5.00%, 6/1/2014	500,000	527,580
Series C 5.00%, 6/1/2014	9,585,000	10,113,709
Series D 5.00%, 6/1/2017	8,210,000	9,625,732
Florida, State General Obligation Series B 5.00%, 7/1/2014	8,070,000	8,545,969
Florida, State Hurricane Catastrophe Fund Revenue:
Series A 5.00%, 7/1/2014	2,000,000	2,115,380
Series A 5.00%, 7/1/2015	5,000,000	5,494,400
Series A 5.00%, 7/1/2016	19,340,000	21,989,580
Jacksonville, FL, Special Tax Revenue:
5.00%, 10/1/2014	9,120,000	9,760,133
Series B 5.00%, 10/1/2015	7,705,000	8,551,240
JEA, FL, Electric System Revenue Series A 5.00%, 10/1/2015	1,000,000	1,111,940
Lakeland, FL, Energy Systems Revenue 5.00%, 10/1/2015 (a)	7,510,000	8,263,929
Miami-Dade County, FL, Water & Sewer Revenue:
4.00%, 10/1/2013	150,000	152,815
Series B 5.00%, 10/1/2014 (a)	3,250,000	3,478,117

		89,730,524

GEORGIA — 3.8%
Fulton County, GA, Water & Sewer Revenue 5.00%, 1/1/2017	2,430,000	2,801,839
Georgia, State General Obligation:
Series A 3.00%, 1/1/2014	200,000	204,178
Series B 4.00%, 1/1/2015	1,000,000	1,064,140
Series E-2 4.00%, 9/1/2016	4,400,000	4,913,832
Series B 4.00%, 1/1/2017	500,000	563,245
Series J-1 4.00%, 7/1/2017	500,000	570,230
Series J-2 4.00%, 11/1/2017	1,700,000	1,952,297
Series C 5.00%, 7/1/2014	5,000,000	5,295,550
Series G 5.00%, 11/1/2014	6,535,000	7,022,380
5.00%, 12/1/2014	500,000	539,170
Series A 5.00%, 1/1/2015	2,000,000	2,163,060
Series D 5.00%, 5/1/2015	600,000	657,840
Series E 5.00%, 7/1/2016	2,990,000	3,420,381
Series I 5.00%, 11/1/2016	7,480,000	8,657,651
Series F 5.00%, 12/1/2016	4,790,000	5,559,609
Series A 5.00%, 7/1/2017	5,000,000	5,911,350
Series A 5.00%, 1/1/2018	5,000,000	5,975,700
Georgia, State Road & Tollway Authority Revenue:
Series A 5.00%, 3/1/2014	500,000	521,835
Series A 5.00%, 3/1/2016	4,590,000	5,169,074
Series A 5.00%, 6/1/2016	2,000,000	2,258,320
Series A 5.00%, 6/1/2017	1,040,000	1,210,050
Gwinnett Country, GA, Water & Sewer Authority Revenue 5.00%, 8/1/2016	4,000,000	4,583,280
Gwinnett County, GA, School District, General Obligation:
Series A 4.00%, 10/1/2015	1,325,000	1,446,052
Series A 4.50%, 10/1/2017	1,150,000	1,344,132

		73,805,195

HAWAII — 0.8%
Hawaii, State General Obligation:
2.25%, 11/1/2013	250,000	252,958
Series DT 4.00%, 11/1/2014	2,000,000	2,116,720
Series DK 5.00%, 5/1/2014	1,000,000	1,051,090
Series DY 5.00%, 2/1/2015	1,000,000	1,083,870
Series EA 5.00%, 12/1/2016	1,965,000	2,269,103

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Honolulu, HI, City & County General Obligation:
Series A 2.75%, 4/1/2014	$1,750,000	$1,793,067
Series B 5.25%, 7/1/2014 (a)	3,875,000	4,115,560
5.25%, 7/1/2016 (a)	2,250,000	2,580,165

		15,262,533

ILLINOIS — 1.6%
Chicago, IL, Water Revenue 5.00%, 11/1/2014 (a)	1,500,000	1,606,935
Cook County, IL, General Obligation Series A 5.00%, 11/15/2016	1,755,000	1,999,700
Illinois, State Sales Tax Revenue:
Series B 3.00%, 6/15/2014	1,675,000	1,729,337
3.00%, 6/15/2016	2,000,000	2,144,640
5.00%, 6/15/2015	2,575,000	2,834,174
Illinois, State Unemployment Insurance Fund, Building Receipts Revenue:
Series A 5.00%, 6/15/2016	1,125,000	1,279,339
Series B 5.00%, 6/15/2017	10,000,000	11,583,700
Illinois, University of Chicago, Educational Facilities Authority Revenue Series B 1.88%, 7/1/2036 (b)	5,000,000	5,104,550
University of Illinois, Certificates of Participation Sereis B 5.00%, 10/1/2015 (a)	2,420,000	2,655,998

		30,938,373

INDIANA — 0.5%
Indiana, State Finance Authority Revenue Series A 5.00%, 2/1/2015	1,250,000	1,355,563
Indiana, State Finance Authority, Lease Revenue Series A-1 5.00%, 11/1/2014	5,000,000	5,341,650
Indianapolis, IN, Public Improvement Bond Bank Revenue Series B 5.00%, 2/1/2016	2,000,000	2,243,960
Purdue University, Revenue Series Z-1 5.00%, 7/1/2014	500,000	529,100

		9,470,273

IOWA — 0.2%
Iowa, State General Obligation:
Series A 5.00%, 6/1/2015	1,000,000	1,098,420
Series A 5.00%, 6/1/2017	2,585,000	3,036,548

		4,134,968

KANSAS — 0.1%
Kansas, State Department of Transportation, Highway Revenue Series A 5.00%, 9/1/2016	1,200,000	1,378,440

KENTUCKY — 0.7%
Kentucky, State Infrastructure Authority Revenue:
Series A 5.00%, 2/1/2016	1,700,000	1,906,856
Series A 5.00%, 2/1/2017	2,145,000	2,488,329
Kentucky, State Property & Buildings Commission Revenue:
5.00%, 8/1/2014	225,000	238,723
Series A 5.00%, 11/1/2014	1,000,000	1,072,110
Series A 5.00%, 8/1/2016	4,690,000	5,332,202
Kentucky, State Turnpike Authority Revenue:
Series A 4.00%, 7/1/2017	1,150,000	1,291,990
5.00%, 7/1/2016	1,865,000	2,116,644

		14,446,854

LOUISIANA — 0.3%
Louisiana, State General Obligation Series A 5.00%, 5/1/2014	5,000,000	5,252,650

MARYLAND — 6.1%
Anne Arundel County, MD, General Obligation 5.00%, 4/1/2016	1,000,000	1,131,660
Baltimore County, MD, General Obligation:
5.00%, 2/1/2016	2,000,000	2,252,980
5.00%, 8/1/2017	4,000,000	4,735,680
Series B 5.00%, 10/15/2017	1,000,000	1,176,850
Howard County, MD, General Obligation Series B 5.00%, 8/15/2017	4,745,000	5,623,157
Maryland, State Department of Transportation, Revenue 5.00%, 5/1/2016	2,000,000	2,275,840
Maryland, State General Obligation:
Series A 3.50%, 3/15/2016	1,610,000	1,748,782
Series B 5.00%, 8/1/2015	285,000	315,626
Series C 5.00%, 3/1/2016	2,240,000	2,532,342
Series B 5.00%, 8/1/2016	4,875,000	5,592,844
Series E 5.00%, 8/1/2016	14,500,000	16,635,125
Series C 5.00%, 11/1/2016	1,025,000	1,186,376
Series A 5.00%, 3/1/2018	20,000,000	23,962,600
Series B 5.25%, 8/15/2014	200,000	213,662
Maryland, State Transportation Authority, Grant & Revenue Anticipation 5.25%, 3/1/2015	1,025,000	1,120,786
Montgomery County, MD, General Obligation:
Series A 5.00%, 7/1/2015	525,000	579,527
Series A 5.00%, 8/1/2015	16,250,000	18,000,125
Series A 5.00%, 7/1/2016	3,835,000	4,385,668
Series A 5.00%, 7/1/2016	5,000,000	5,717,950
Series A 5.00%, 7/1/2017	5,000,000	5,906,750
Prince George’s County, MD, General Obligation Series B 5.00%, 9/15/2014	500,000	534,355
Washington, MD, Suburban Sanitation District, General Obligation:
4.00%, 6/1/2016	2,700,000	2,987,010
5.00%, 6/1/2017	7,150,000	8,405,397

		117,021,092

MASSACHUSETTS — 2.9%
Boston, MA, General Obligation Series A 5.00%, 4/1/2016	7,115,000	8,067,698
Boston, MA, Water & Sewer Commission, Water Revenue Series B 5.00%, 11/1/2014	4,545,000	4,883,239

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Massachusetts Bay Transportation Authority, Sales Tax Revenue:
Series A 5.00%, 7/1/2015	$1,000,000	$1,104,100
Series B 5.00%, 7/1/2017	940,000	1,107,875
Massachusetts, State General Obligation:
Series C 4.00%, 12/1/2015	2,915,000	3,193,295
Series A 5.00%, 9/1/2014	1,500,000	1,600,080
Series C 5.00%, 1/1/2015	1,000,000	1,081,340
Series B 5.00%, 7/1/2016	1,000,000	1,142,200
Series B 5.00%, 8/1/2016	10,000,000	11,454,600
Series A 5.00%, 3/1/2017	1,305,000	1,522,217
Massachusetts, State School Building Authority, Sales Tax Revenue:
Series A 5.00%, 8/15/2013 (a)	160,000	162,826
Series B 5.00%, 8/15/2017	5,000,000	5,915,900
Massachusetts, State Special Obligation Revenue Series A 5.00%, 6/15/2015	2,100,000	2,310,882
Massachusetts, State Transportation Fund Revenue 5.00%, 6/1/2017	9,840,000	11,594,374
Massachusetts, State Water Pollution Abatement Trust Revenue 5.00%, 8/1/2016	1,000,000	1,146,530

		56,287,156

MICHIGAN — 2.3%
Michigan, State Finance Authority Revenue:
Series A 5.00%, 7/1/2015	1,000,000	1,103,620
Series A 5.00%, 7/1/2017	10,000,000	11,781,300
5.00%, 10/1/2017	1,800,000	2,139,228
Michigan, State General Obligation 5.00%, 11/1/2017	20,415,000	24,140,329
University of Michigan, Revenue Series C 3.00%, 4/1/2014	5,920,000	6,082,800

		45,247,277

MINNESOTA — 3.1%
Minnesota, State General Obligation:
Series F 4.00%, 8/1/2015	600,000	650,580
Series F 4.00%, 8/1/2016	1,475,000	1,643,607
Series A 5.00%, 6/1/2014	1,675,000	1,766,572
Series D 5.00%, 8/1/2014	2,825,000	3,002,749
Series A 5.00%, 6/1/2015	1,685,000	1,853,921
Series D 5.00%, 8/1/2015	7,675,000	8,499,756
Series A 5.00%, 10/1/2015	1,570,000	1,749,906
Series A 5.00%, 8/1/2016	400,000	458,900
Series D 5.00%, 8/1/2016	1,000,000	1,147,250
Series E 5.00%, 8/1/2016	1,550,000	1,778,238
Series A 5.00%, 10/1/2016	5,000,000	5,770,900
Series A 5.00%, 6/1/2017	1,000,000	1,179,190
Series A 5.00%, 8/1/2017	3,000,000	3,554,580
Series D 5.00%, 8/1/2017	5,340,000	6,327,152
Series E 5.00%, 8/1/2017	1,000,000	1,184,860
Series B 5.00%, 3/1/2018	10,000,000	11,880,500
University of Minnesota, Revenue Series A 5.00%, 12/1/2015	7,000,000	7,847,490

		60,296,151

MISSOURI — 0.7%
Missouri, State Environmental Improvement & Energy Resources Authority Series A 5.00%, 1/1/2018	1,975,000	2,356,333
Missouri, State Highways & Transportation Commission, State Road Revenue:
Series A 5.00%, 5/1/2014	7,350,000	7,725,511
Series A 5.00%, 5/1/2017	2,990,000	3,502,008

		13,583,852

NEBRASKA — 0.2%
Omaha, NE, Public Power District Electric Revenue:
Series A 5.00%, 2/1/2016	2,000,000	2,249,980
Series C 5.00%, 2/1/2018	1,000,000	1,192,220

		3,442,200

NEVADA — 0.4%
Clark County, NV, Highway Improvement Revenue 5.00%, 7/1/2016	2,685,000	3,020,544
Clark County, NV, Sales and Excise Tax Revenue Series B 3.00%, 7/1/2015	2,985,000	3,130,071
Nevada, State General Obligation Series D-1 4.00%, 3/1/2016	1,500,000	1,642,395

		7,793,010

NEW HAMPSHIRE — 0.1%
New Hampshire, State Municipal Bond Bank Revenue Series A 5.00%, 8/15/2017	1,265,000	1,490,157

NEW JERSEY — 1.2%
New Jersey, State General Obligation:
5.00%, 8/1/2014	13,000,000	13,803,660
Series A 5.00%, 6/15/2015	220,000	240,159
5.00%, 8/1/2015	2,445,000	2,698,693
Series Q 5.00%, 8/15/2016	4,850,000	5,540,931
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue Series A 5.00%, 12/1/2014	250,000	267,630

		22,551,073

NEW MEXICO — 2.3%
Albuquerque, NM, Municipal School District No. 12, General Obligation Series A 3.00%, 8/1/2015	8,250,000	8,734,605
New Mexico, State Finance Authority Transportation Revenue:
Series A-1 5.00%, 12/15/2013	500,000	516,850
5.00%, 6/15/2017	2,000,000	2,351,680
5.00%, 6/15/2018	10,430,000	12,556,364
New Mexico, State General Obligation:
2.00%, 3/1/2016	5,625,000	5,861,869
5.00%, 3/1/2017	2,500,000	2,916,125
5.00%, 3/1/2018	1,000,000	1,196,000

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

New Mexico, State Severance Tax Revenue:
Series B 5.00%, 7/1/2014	$8,230,000	$8,713,265
Series A-2 5.00%, 7/1/2015	1,000,000	1,101,490

		43,948,248

NEW YORK — 15.5%
Nassau County, NY, Interim Finance Authority Revenue Series A 5.00%, 11/15/2017	2,000,000	2,375,960
New York, NY, City Transitional Finance Authority Revenue:
5.00%, 11/1/2014	4,605,000	4,947,704
Series B 5.00%, 11/1/2014	6,450,000	6,930,009
Series C 5.00%, 11/1/2015	9,865,000	11,016,739
Series E 5.00%, 11/1/2015	5,000,000	5,583,750
Series A 5.00%, 11/1/2016	1,500,000	1,731,525
Series E 5.00%, 11/1/2017	500,000	593,710
New York, NY, City Transitional Finance Authority, Future Tax Secured Revenue:
Series B 5.00%, 11/1/2014	285,000	306,304
5.00%, 11/1/2015	4,180,000	4,668,015
Series C 5.00%, 11/1/2016	925,000	1,067,774
Series D 5.00%, 11/1/2016	5,000,000	5,773,650
Series B 5.00%, 11/1/2017	3,060,000	3,633,505
Series B 5.00%, 11/1/2017	15,000,000	17,811,300
New York, NY, General Obligation:
Series F-1 3.00%, 3/1/2015	9,490,000	9,968,581
Series C 4.00%, 8/1/2014	4,000,000	4,199,800
Series B 4.00%, 8/1/2015	1,000,000	1,081,860
Series E 4.00%, 8/1/2015	450,000	486,837
Series A-1 5.00%, 8/1/2014	100,000	106,320
Series B 5.00%, 8/1/2014	115,000	122,268
5.00%, 6/1/2015	6,110,000	6,707,191
5.00%, 8/1/2015	3,000,000	3,314,970
Series B 5.00%, 8/1/2015	7,500,000	8,287,425
Series E 5.00%, 8/1/2015	3,250,000	3,591,217
Series I-1 5.00%, 8/1/2015	6,300,000	6,961,437
Series B 5.00%, 8/1/2016	4,295,000	4,902,914
Series B 5.00%, 8/1/2016	5,000,000	5,707,700
Series F 5.00%, 8/1/2016	1,455,000	1,660,941
5.00%, 3/1/2017	5,000,000	5,807,000
Series F-1 5.00%, 3/1/2017	3,500,000	4,064,900
Series H-1 5.00%, 3/1/2017	3,910,000	4,541,074
Series C 5.00%, 8/1/2017	425,000	499,783
Series D 5.00%, 8/1/2017	2,675,000	3,145,693
Series E 5.00%, 8/1/2017	2,950,000	3,469,082
Series E 5.00%, 8/1/2017	2,050,000	2,410,718
Series G 5.00%, 8/1/2017	2,320,000	2,728,227
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund Revenue Series A 5.00%, 11/15/2015	6,525,000	7,292,797
New York, NY, Municipal Bond Bank Agency, Special School Purpose Revenue 5.00%, 12/1/2016	5,375,000	6,208,931
New York, State Dormitory Authority:
4.00%, 5/15/2015	950,000	1,017,412
5.00%, 2/15/2014	1,000,000	1,041,540
5.00%, 3/15/2014	320,000	334,570
Series E 5.00%, 2/15/2015	250,000	271,610
Series A 5.00%, 7/1/2015	1,000,000	1,101,490
Series A 5.00%, 2/15/2016	5,025,000	5,663,175
Series A 5.00%, 4/1/2016	3,190,000	3,605,912
5.00%, 6/15/2016	2,300,000	2,622,621
New York, State Dormitory Authority, State Personal Income Tax Revenue:
Series D 5.00%, 2/15/2014	2,000,000	2,083,080
Series C 5.00%, 3/15/2017	370,000	431,720
New York, State Environmental Facilities Revenue:
4.00%, 8/15/2015	1,400,000	1,519,630
Series A 5.00%, 6/15/2015	825,000	908,804
5.00%, 6/15/2016	3,690,000	4,207,596
Series A 5.00%, 8/15/2016	1,595,000	1,832,575
Series A 5.00%, 12/15/2016	765,000	888,899
Series A 5.00%, 6/15/2017	8,000,000	9,403,040
New York, State General Obligation:
Series A 3.00%, 3/1/2015	13,245,000	13,912,945
Series I 5.00%, 8/1/2017	4,025,000	4,733,239
Series A-1 5.00%, 10/1/2017	5,175,000	6,115,039
Series C 5.00%, 4/15/2018	6,150,000	7,371,328
New York, State Local Government Assistance Corp. Revenue Series A 5.00%, 4/1/2015	3,200,000	3,494,144
New York, State Thruway Authority Personal Income Tax Revenue:
Series A 5.00%, 3/15/2017	3,490,000	4,072,167
Series A 5.00%, 3/15/2017	2,950,000	3,442,090
New York, State Urban Development Corp. Revenue:
Series A 5.00%, 3/15/2014	655,000	684,757
Series A-1 5.00%, 1/1/2015	7,390,000	7,974,918
Series A-2 5.00%, 1/1/2015	2,610,000	2,816,582
Series C 5.00%, 12/15/2015	390,000	437,564
Series B 5.00%, 1/1/2016	10,000,000	11,198,700
Series D 5.00%, 1/1/2016	2,075,000	2,323,730
Series A 5.00%, 3/15/2016	11,100,000	12,546,885
5.00%, 12/15/2017	475,000	566,837
Series C 5.00%, 1/1/2018	450,000	529,763
Series D 5.25%, 1/1/2017	2,340,000	2,719,571
New York, Triborough Bridge & Tunnel Authority Revenue:
Series B 4.00%, 11/15/2016	2,000,000	2,240,620
Series A 4.00%, 11/15/2017	2,300,000	2,625,059
Series B 5.00%, 11/15/2016	2,000,000	2,312,020
Series B 5.00%, 11/15/2017	3,350,000	3,974,708
Suffolk County, NY, General Obligation Series C 4.00%, 10/15/2013	500,000	509,280
Westchester County, NY, General Obligation 5.00%, 11/1/2016	600,000	694,692

		297,937,923

NORTH CAROLINA — 3.2%
Charlotte, NC, Certificates of Participation 5.00%, 6/1/2014	5,455,000	5,749,297
Charlotte, NC, General Obligation 5.00%, 8/1/2015	550,000	608,289

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Guilford County, NC, General Obligation Series A 5.00%, 3/1/2017	$9,220,000	$10,715,853
Mecklenburg County, NC, General Obligation:
Series C 5.00%, 12/1/2016	4,000,000	4,634,760
Series A 5.00%, 12/1/2017	2,200,000	2,629,704
Mecklenburg County, NC, Public Facilities Corp. 5.00%, 3/1/2017	4,400,000	5,132,380
North Carolina, State Annual Appropriation Revenue Series A 5.00%, 5/1/2016	1,190,000	1,351,388
North Carolina, State Capital Improvement Revenue:
Series A 4.50%, 5/1/2014	1,745,000	1,823,804
Series A 5.00%, 5/1/2016	6,000,000	6,813,720
North Carolina, State General Obligation:
Series B 5.00%, 6/1/2015	1,125,000	1,237,522
Series A 5.00%, 3/1/2016	5,500,000	6,214,395
Series A 5.00%, 5/1/2016	4,745,000	5,388,517
Series A 5.00%, 3/1/2018	2,165,000	2,595,099
North Carolina, State Grant & Anticipation Revenue 4.00%, 3/1/2016	1,030,000	1,124,956
Wake County, NC, General Obligation:
Series D 4.00%, 2/1/2016	705,000	774,196
5.00%, 3/1/2015	1,000,000	1,089,090
5.00%, 3/1/2016	3,100,000	3,502,659

		61,385,629

OHIO — 3.0%
Ohio, State Building Authority Revenue:
Series C 4.00%, 10/1/2015	3,145,000	3,410,155
Series C 4.00%, 10/1/2016	3,000,000	3,322,500
Series B 5.00%, 10/1/2017	2,150,000	2,526,013
Ohio, State General Obligation:
Series C 5.00%, 9/15/2015	10,000,000	11,112,600
5.00%, 7/1/2016	3,225,000	3,684,724
Series A 5.00%, 9/15/2016	1,000,000	1,149,640
Series B 5.00%, 9/15/2016	1,080,000	1,241,611
Series C 5.00%, 9/15/2016	2,000,000	2,299,280
Series A 5.00%, 12/1/2016	2,830,000	3,266,839
Series A 5.00%, 9/15/2017	5,000,000	5,913,850
Ohio, State Infrastructure Project Revenue:
Series 1 4.00%, 12/15/2015	1,000,000	1,091,760
5.00%, 6/15/2015	475,000	520,937
Series 3 5.00%, 12/15/2016	12,930,000	14,916,048
Series 2008-1 6.00%, 6/15/2017	1,445,000	1,744,072
Ohio, State Water Development Authority Revenue 5.00%, 12/1/2015	715,000	800,957

		57,000,986

OKLAHOMA — 0.4%
Oklahoma, Capital Improvement Authority, State Highway Capital Improvement Revenue Series A 4.00%, 7/1/2017	1,010,000	1,139,189
Oklahoma, Grand River Dam Authority Revenue Series A 4.00%, 6/1/2016	880,000	967,428
Oklahoma, State Turnpike Authority Revenue Series A 5.00%, 1/1/2017	5,000,000	5,765,100

		7,871,717

OREGON — 0.7%
Oregon, State Department of Transportation, Highway User Tax Revenue Series A 5.00%, 11/15/2017	1,405,000	1,669,112
Oregon, State General Obligation Series J 5.00%, 5/1/2016	1,000,000	1,134,630
Portland, OR, Sewer System Revenue Series A 5.00%, 3/1/2015	8,690,000	9,455,502
Salem-Keizer, OR, School District No. 24J, General Obligation Series A 4.00%, 6/15/2015	1,250,000	1,345,313

		13,604,557

PENNSYLVANIA — 4.7%
Pennsylvania, Intergovernmental Cooperative Authority, Special Tax Revenue:
5.00%, 6/15/2014	2,000,000	2,113,000
5.00%, 6/15/2015	5,000,000	5,482,350
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue:
Series A 4.00%, 1/1/2017	5,220,000	5,851,359
Series A 5.00%, 7/1/2015	500,000	550,980
Pennsylvania, State General Obligation:
5.00%, 3/15/2014	8,920,000	9,323,541
Series A 5.00%, 2/15/2015	1,000,000	1,085,070
5.00%, 7/1/2016	1,700,000	1,939,972
Series A 5.00%, 5/1/2017	2,000,000	2,340,720
5.00%, 6/1/2017	18,565,000	21,783,057
5.00%, 7/1/2017	4,000,000	4,705,160
5.00%, 7/1/2017	21,000,000	24,702,090
Pennsylvania, State Higher Educational Facilities Authority Revenue:
5.00%, 6/15/2015	7,110,000	7,795,902
5.00%, 8/1/2017	2,000,000	2,347,260

		90,020,461

RHODE ISLAND — 0.3%
Rhode Island, State & Providence Plantations, Consolidated Capital Development, General Obligation Series A 5.00%, 10/1/2014	4,995,000	5,337,807

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

SOUTH CAROLINA — 1.4%
South Carolina, State General Obligation:
Series A 4.00%, 6/1/2015	$15,120,000	$16,296,790
5.00%, 3/1/2015	1,050,000	1,143,544
5.00%, 3/1/2016	5,000,000	5,649,450
South Carolina, State Public Service Authority Revenue Series B 5.00%, 12/1/2016	3,500,000	4,021,080

		27,110,864

TENNESSEE — 2.0%
Memphis, TN, Electric System Revenue:
5.00%, 12/1/2014	3,500,000	3,772,370
5.00%, 12/1/2017	7,475,000	8,923,655
Murfreesboro, TN, General Obligation 5.00%, 6/1/2014	1,605,000	1,693,130
Nashville & Davidson County, TN, Health & Educational Facilities Board Revenue 5.00%, 10/1/2014	1,000,000	1,070,190
Nashville & Davidson County, TN, Metropolitan Government General Obligation:
5.00%, 7/1/2016	2,800,000	3,188,444
Series D 5.00%, 7/1/2017	5,700,000	6,702,231
Sevierville, TN, Public Building Authority Revenue 5.00%, 6/1/2014	1,000,000	1,054,550
Shelby County, TN, General Obligation Series A 5.00%, 4/1/2017	5,360,000	6,261,713
Tennessee, State General Obligation Series A 4.00%, 5/1/2013	150,000	150,448
Tennessee, State School Bond Authority:
3.00%, 5/1/2014	1,950,000	2,007,681
4.00%, 5/1/2015	2,000,000	2,147,960
5.00%, 5/1/2013 (a)	60,000	60,226
Series C 5.00%, 5/1/2017	1,050,000	1,216,488

		38,249,086

TEXAS — 6.1%
Austin, TX, Electric Utility System Revenue 4.00%, 11/15/2017	1,000,000	1,141,330
Conroe, TX, Independent School District, General Obligation 5.00%, 2/15/2018 (a)	695,000	825,994
Dallas County, TX, Community College District, General Obligation 5.00%, 2/15/2014	1,340,000	1,395,061
Dallas, TX, General Obligation 5.00%, 2/15/2017	4,190,000	4,876,112
Dallas, TX, Independent School District, General Obligation:
4.00%, 2/15/2016 (a)	2,000,000	2,197,780
5.00%, 8/15/2017 (a)	4,000,000	4,730,840
Frisco, TX, Refunding Improvement, General Obligation 5.00%, 2/15/2016	4,000,000	4,503,120
Houston, TX, General Obligation:
Series A 4.00%, 3/1/2017	4,000,000	4,501,760
Series A 5.00%, 3/1/2016	5,000,000	5,633,900
Series A 5.00%, 3/1/2017	530,000	616,878
Series A 5.00%, 3/1/2017	1,035,000	1,204,657
Houston, TX, Utilities System Revenue:
Series C 5.00%, 11/15/2015	4,685,000	5,227,148
Series E 5.00%, 11/15/2016	13,775,000	15,859,846
Northside, TX, Tollway Authority Revenue Series A 5.00%, 9/1/2016	1,100,000	1,244,023
San Antonio, TX, Electric and Gas Revenue:
Series A 5.00%, 2/1/2014	200,000	207,868
Series D 5.00%, 2/1/2017	2,755,000	3,201,641
San Antonio, TX, General Obligation 5.00%, 2/1/2018	2,475,000	2,949,457
Texas A&M, State University Revenue:
Series D 4.00%, 5/15/2016	750,000	829,845
Series B 5.00%, 5/15/2016	1,000,000	1,137,320
Texas Tech, State University Revenue:
Series A 3.00%, 8/15/2016	1,500,000	1,617,195
5.00%, 2/15/2017	2,695,000	3,126,200
Texas, North East Independent School District, General Obligation 5.00%, 8/1/2018 (a)	10,000,000	12,047,100
Texas, State General Obligation:
5.00%, 10/1/2015	3,495,000	3,892,731
Series A 5.00%, 10/1/2015	8,000,000	8,910,400
Series B 5.00%, 4/1/2016	1,700,000	1,925,454
5.00%, 10/1/2016	4,000,000	4,610,720
Series A 5.00%, 10/1/2016	2,110,000	2,432,155
Series A 5.00%, 10/1/2017	1,550,000	1,841,353
Series B 5.00%, 10/1/2017	3,535,000	4,199,474
Texas, State Public Finance Authority:
Series A 5.00%, 1/1/2017	1,100,000	1,228,018
Series A 5.00%, 7/1/2017	2,855,000	3,187,265
Texas, State University Revenue:
5.00%, 3/15/2015	500,000	544,630
5.00%, 3/15/2016	1,000,000	1,129,410
University of Texas, Revenue Series A 5.00%, 8/15/2015	3,100,000	3,433,994

		116,410,679

UTAH — 1.7%
Utah, State General Obligation:
Series A 4.00%, 7/1/2017	680,000	775,513
Series A 5.00%, 7/1/2015	6,900,000	7,616,634
Series C 5.00%, 7/1/2015	800,000	883,088
Series A 5.00%, 7/1/2016	5,050,000	5,780,432
Series C 5.00%, 7/1/2018	15,425,000	18,666,101

		33,721,768

VIRGINIA — 2.4%
Fairfax County, VA, General Obligation Series A 5.00%, 10/1/2016	10,320,000	11,926,721
Richmond, VA, General Obligation Series C 5.00%, 7/15/2016	2,000,000	2,282,160

SPDR Nuveen Barclays Short Term Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Virginia, State College Building Authority, Educational Facilities Revenue:
Series B 5.00%, 2/1/2015	$3,450,000	$3,742,008
Series A 5.00%, 9/1/2016	1,000,000	1,144,680
5.00%, 2/1/2017	1,000,000	1,158,420
Virginia, State Public Building Authority, Building Revenue:
Series B 5.00%, 8/1/2014	1,500,000	1,594,170
Series B 5.00%, 8/1/2016	5,600,000	6,390,664
Virginia, State Transportation Board Revenue:
Series A 5.00%, 9/15/2015	500,000	554,590
5.00%, 5/15/2016	16,170,000	18,320,448

		47,113,861

WASHINGTON — 4.7%
Central Puget Sound, WA, Regional Transit Authority Series P-1 5.00%, 2/1/2017	4,500,000	5,199,975
Energy Northwest Washington, Electricity Revenue:
Series A 4.00%, 7/1/2014	1,375,000	1,439,020
Series D 5.00%, 7/1/2014	850,000	900,133
5.00%, 7/1/2015	500,000	550,745
Series A 5.00%, 7/1/2017	13,700,000	16,096,404
Series A 5.00%, 7/1/2017	4,195,000	4,928,790
Series A 5.25%, 7/1/2016	1,960,000	2,252,393
Energy Northwest, WA, Electricity Revenue Series A 5.00%, 7/1/2014	1,485,000	1,572,585
King County, WA, Water & Sewer Revenue Series B 5.00%, 1/1/2016	4,500,000	5,038,110
Seattle, WA, Municipal Light & Power Revenue:
Series B 5.00%, 2/1/2015	7,540,000	8,172,380
Series B 5.00%, 2/1/2018	1,000,000	1,186,490
Seattle, WA, Water System Revenue 5.00%, 9/1/2017	845,000	997,708
Snohomish County, WA, Public Utility Revenue 5.00%, 12/1/2016	425,000	489,770
Snohomish County, WA, School District No. 15, General Obligation 4.00%, 12/1/2017	2,400,000	2,743,560
Washington, Federal Highway Grant Anticipation Revenue Series F 5.00%, 9/1/2016	1,110,000	1,269,785
Washington, State General Obligation:
Series R 5.00%, 1/1/2015	10,500,000	11,344,515
Series R 5.00%, 7/1/2015	3,000,000	3,305,160
Series A 5.00%, 8/1/2015	4,110,000	4,542,536
5.00%, 7/1/2016	1,240,000	1,415,038
5.00%, 7/1/2017	15,000,000	17,658,150

		91,103,247

WISCONSIN — 2.2%
Milwaukee, WI, General Obligation:
5.00%, 2/1/2015	8,825,000	9,573,625
Series N3 5.00%, 5/15/2016	2,590,000	2,942,188
Series N2 5.00%, 5/1/2017	10,000,000	11,664,100
Wisconsin, State General Obligation:
4.00%, 11/1/2016	1,950,000	2,179,164
Series A 5.00%, 5/1/2015	3,380,000	3,699,174
Series C 5.00%, 5/1/2015	10,000,000	10,944,300
Series C 5.00%, 5/1/2017	470,000	551,103

		41,553,654

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $1,877,554,661)		1,901,334,276

	Shares
SHORT TERM INVESTMENT — 0.5%
MONEY MARKET FUND — 0.5%
State Street Institutional Tax Free Money Market Fund 0.00% (c)(d)(e) (Cost $10,147,032)	10,147,032	10,147,032

TOTAL INVESTMENTS — 99.4% (f)
(Cost $1,887,701,693)		1,911,481,308
OTHER ASSETS & LIABILITIES — 0.6%		11,160,742

NET ASSETS — 100.0%		$1,922,642,050

(a)	Bond is insured by one of these companies:

		As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	1.76%
	Permanent School Fund Guaranteed	1.03%
	Assured Guaranty Corp.	0.08%
	National Public Finance Guarantee Corp.	0.00%

(b)	Variable rate security. Rate shown is rate in effect at March 31, 2013. Maturity date disclosed is the ultimate maturity.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Nuveen S&P VRDO Municipal Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 96.6%
ALASKA — 4.2%
Alaska, State Housing Finance Corp. Revenue Series A 0.12%, 12/1/2030 (a)	$500,000	$500,000

ARIZONA — 0.8%
Arizona, Health Facilities Authority Revenue Series E 0.13%, 1/1/2029 (a)	100,000	100,000

CALIFORNIA — 11.9%
California, Statewide Communities Development Authority Revenue 0.24%, 7/1/2036 (a)	200,000	200,000
Pasadena, CA, Certificates Participation Series A 0.14%, 2/1/2035 (a)	400,000	400,000
Riverside, CA, Electric Revenue Series C 0.11%, 10/1/2035 (a)	150,000	150,000
Sacramento, CA, Transportation Authority 0.12%, 10/1/2038 (a)	500,000	500,000
Santa Clara, CA, Financing Authority Revenue Series M 0.13%, 5/15/2035 (a)	185,000	185,000

		1,435,000

COLORADO — 4.2%
Broomfield, CO, Urban Renewal Authority, Tax Revenue 0.41%, 12/1/2030 (a)	400,000	400,000
Colorado, Educational & Cultural Facilities Authority 0.12%, 7/1/2033 (a)	100,000	100,000

		500,000

FLORIDA — 4.2%
Charlotte, FL, Utility System Revenue Series A 0.35%, 10/1/2021 (a)(b)	500,000	500,000

ILLINOIS — 4.2%
Illinois, State Finance Authority Revenue 0.49%, 11/15/2037 (a)(b)	500,000	500,000

LOUISIANA — 4.2%
St. James Parish, LA, Revenue Series A-1 0.28%, 11/1/2040 (a)	500,000	500,000

MASSACHUSETTS — 4.2%
Massachusetts Bay Transportation Authority Sales Tax Revenue Series A-1 0.12%, 7/1/2021 (a)	500,000	500,000

NEBRASKA — 0.8%
Nebraska, Central Plains Energy Project Revenue 0.12%, 8/1/2039 (a)	100,000	100,000

NEW MEXICO — 0.8%
New Mexico, State Municipal Energy Acquisition Authority, Gas Supply Revenue 0.12%, 11/1/2039 (a)	100,000	100,000

NEW YORK — 18.9%
New York, NY, City Municipal Water Finance Authority Revenue Series F-2 0.12%, 6/15/2033 (a)	400,000	400,000
New York, NY, City Transitional Finance Authority Revenue Series 3 0.31%, 11/1/2022 (a)	525,000	525,000
New York, NY, Metropolitan Transportation Authority Revenue 0.13%, 11/1/2035 (a)	100,000	100,000
New York, NY, Triborough Bridge & Tunnel Authority Revenue Series B-3 0.15%, 1/1/2032 (a)	390,000	390,000
New York, State Housing Finance Agency:
Series A 0.14%, 11/1/2036 (a)	350,000	350,000
Series A 0.14%, 11/1/2037 (a)	500,000	500,000

		2,265,000

NORTH CAROLINA — 9.8%
Charlotte, NC, Water & Sewer System Revenue Series C 0.13%, 6/1/2025 (a)	500,000	500,000
New Hanover, NC, Hospital Revenue 0.43%, 10/1/2026 (a)(b)	580,000	580,000
North Carolina, Medical Care Commission, Health Care Facilities Revenue 0.13%, 12/1/2028 (a)	100,000	100,000

		1,180,000

OHIO — 3.2%
Ohio State University, Revenue 1.25%, 12/1/2026 (a)(b)	380,000	380,000

PENNSYLVANIA — 8.3%
Pennsylvania, Delaware Valley Regional Financing Authority Revenue Series B 0.17%, 6/1/2042 (a)	500,000	500,000
Pittsburgh, PA, Water & Sewer Authority 0.31%, 9/1/2033 (a)(b)	500,000	500,000

		1,000,000

SOUTH CAROLINA — 4.8%
Rock Hill, SC, Combined Utility System Revenue Series B 0.42%, 1/1/2033 (a)(b)	580,000	580,000

TENNESSEE — 8.2%
Clarksville, TN, Public Building Authority Revenue:
0.17%, 6/1/2024 (a)	100,000	100,000
0.17%, 6/1/2029 (a)	100,000	100,000
Montgomery County, TN, Public Building Authority Revenue 0.17%, 9/1/2029 (a)	500,000	500,000
Nashville & Davidson County, TN, Industrial Development Board Revenue 0.15%, 12/1/2031 (a)	287,000	287,000

		987,000

VIRGINIA — 1.6%
Norfolk Redevelopment & Housing Authority Revenue 0.19%, 7/1/2034 (a)	195,000	195,000

SPDR Nuveen S&P VRDO Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

WASHINGTON — 2.3%
Washington, Health Care Facilities Authority Revenue Series C 0.14%, 10/1/2042 (a)	$280,000	$280,000

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $11,602,000)		11,602,000

	Shares
SHORT TERM INVESTMENT — 3.4%
MONEY MARKET FUND — 3.4%
State Street Institutional Tax Free Money Market Fund 0.00% (c)(d)(e) (Cost $401,610)	401,610	401,610

TOTAL INVESTMENTS — 100.0% (f)
(Cost $12,003,610)		12,003,610
OTHER ASSETS & LIABILITIES — 0.0% (g)		1,391

NET ASSETS — 100.0%		$12,005,001

(a)	Variable rate security. Rate shown is rate in effect at March 31, 2013. Maturity date disclosed is the ultimate maturity.
(b)	Bond is insured by one of these companies:

As a % of
	Insurance Coverage	Net Assets

	Assured Guaranty Municipal Corp.	25.32%

(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
(g)	Amount shown represents less than 0.05% of net assets.

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 98.4%
ALABAMA — 1.3%
Jefferson County, AL, School Warrant Revenue Series A 5.00%, 1/1/2024	$1,000,000	$969,980
Phenix, AL, Industrial Development Board, Environmental Improvement Revenue 4.13%, 5/15/2035	2,000,000	1,925,360

		2,895,340

ALASKA — 0.4%
Northern Alaska, Tobacco Securitization Corp., Tobacco Settlement Revenue Asset Backed Bonds:
Series A 5.00%, 6/1/2032	500,000	461,100
Series A 5.00%, 6/1/2046	500,000	444,015

		905,115

ARIZONA — 3.8%
Arizona, AZ, Health Facilities Authority, Hospital Revenue Series A 5.00%, 2/1/2042	1,000,000	1,057,010
Arizona, AZ, School Facilities Board Revenue 5.00%, 7/1/2018 (a)	1,000,000	1,149,000
Downtown Phoenix, AZ, Hotel Corp. Revenue Series A 5.25%, 7/1/2023	1,010,000	1,044,997
Phoenix, AZ, Industrial Development Authority Education Revenue:
7.50%, 7/1/2042	500,000	525,430
Series A 7.50%, 7/1/2042	1,000,000	1,052,270
Pima County, AZ, Industrial Development Authority Education Revenue 6.00%, 7/1/2048	2,000,000	2,000,000
Quechan Indian Tribe, AZ, Fort Yuma Indian Reservation Revenue Series A 9.75%, 5/1/2025	1,000,000	1,071,510
Salt Verde, AZ, Financial Corp. Senior Gas Revenue 5.00%, 12/1/2037 (b)	530,000	592,137

		8,492,354

CALIFORNIA — 18.6%
California County, CA, Tobacco Securitization Agency, Tobacco Settlement Revenue 5.45%, 6/1/2028	990,000	968,933
California, Golden State Tobacco Securitization Corp., Revenue:
Series A-1 5.00%, 6/1/2033	2,000,000	1,849,060
Series A 5.00%, 6/1/2045	1,000,000	1,043,490
Series A-1 5.13%, 6/1/2047	1,860,000	1,624,561
Series A-1 5.75%, 6/1/2047	4,085,000	3,908,446
California, Health Facilities Financing Authority Revenue:
Series A 5.00%, 11/15/2034	500,000	539,200
Series A 5.00%, 4/1/2037 (a)	1,000,000	1,041,580
California, Pollution Control Financing Authority, Water Furnishing Sacramento Revenue 5.00%, 11/21/2045	2,000,000	2,030,820
California, State Municipal Finance Authority, Mobile Home Park Revenue Series A 5.50%, 8/15/2047	435,000	460,791
California, State Public Works Board, Lease Revenue:
4.00%, 6/1/2027	965,000	1,002,548
Series C 5.00%, 9/1/2036	500,000	555,940
Series G 5.00%, 11/1/2037	1,000,000	1,083,950
California, State School Finance Authority, Charter School Revenue Series A 5.00%, 10/1/2042	750,000	745,418
California, Statewide Communities Development Authority Revenue:
Series A 4.88%, 11/15/2036	550,000	553,421
5.00%, 8/15/2047	330,000	342,857
Series A 5.13%, 7/15/2031	500,000	512,210
Series A 5.25%, 7/1/2030	795,000	835,521
Series A 6.00%, 10/1/2047	2,000,000	2,154,580
Carlsbad, CA, Improvement Bond Act 1915, Special Assessment 5.00%, 9/2/2035	510,000	539,442
Chino, CA, Public Financing Authority, Special Tax Revenue 5.00%, 9/1/2034	100,000	102,874
Daly City, CA, Housing Development Finance Agency, Mobile Home Park Revenue Series A 5.00%, 12/15/2047	490,000	499,227
Hesperia, CA, Public Financing Authority, Tax Allocation:
Series A 5.50%, 9/1/2022	1,000,000	1,036,030
Series A 5.50%, 9/1/2032	465,000	469,152
Independent Cities, CA, Finance Authority, Mobile Home Park Revenue Series A 5.00%, 5/15/2039	250,000	261,165
Los Angeles, CA, Regional Airports Improvement Corp., Lease Revenue Series A 7.13%, 12/1/2024 (c)	500,000	509,290
March, CA, Joint Powers Redevelopment Agency, Tax Allocation Series B 7.50%, 8/1/2041	1,000,000	1,179,190
Murrieta, CA, Public Financing Authority Special Tax 4.00%, 9/1/2034	235,000	227,588
Oakley, CA, Public Finance Authority Revenue, Special Assessment 5.30%, 9/2/2034	170,000	178,801
Palomar Pomerado, CA, Health Care District, Certificates of Participation 6.00%, 11/1/2041	2,000,000	2,166,960
Pittsburg, CA, Redevelopment Agency, Tax Allocation:
Zero Coupon, 8/1/2020 (a)(d)	500,000	386,000
6.50%, 9/1/2028	1,000,000	1,088,760
Rancho Mirage, CA, Joint Powers Financing Authority Revenue Series A 5.00%, 7/1/2027	1,000,000	1,041,520

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Riverside County, CA, Redevelopment Agency, Tax Allocation Series A 6.00%, 10/1/2039	$430,000	$468,141
San Benito, CA, Health Care District Revenue 5.40%, 10/1/2020	1,000,000	1,000,400
Temecula, CA, Public Financing Authority, Special Tax Revenue:
5.00%, 9/1/2030	500,000	519,015
5.00%, 9/1/2034	1,000,000	1,044,280
Tobacco Securitization Authority of Northern California, Tobacco Settlement Revenue Series A1 5.50%, 6/1/2045	1,605,000	1,438,834
Tobacco Securitization Authority of Southern California, Tobacco Settlement Revenue:
Series A1 5.00%, 6/1/2037	1,000,000	901,410
Series A1 5.13%, 6/1/2046	2,690,000	2,366,608
Tulare, CA, Local Health Care District Revenue 5.10%, 11/1/2027	1,000,000	941,230
Vernon, CA, Electric System Revenue Series A 5.13%, 8/1/2021	1,125,000	1,271,093
West Contra Costa, CA, Healthcare District, Certificates of Participation 5.75%, 7/1/2037	515,000	583,629

		41,473,965

COLORADO — 6.4%
Colorado, Health Facilities Authority Revenue:
Series B 4.00%, 12/1/2026	1,000,000	1,004,980
Series A 5.90%, 8/1/2037	1,000,000	1,011,180
Series A 7.75%, 8/1/2039	485,000	539,417
Colorado, State Educational & Cultural Facilities Authority Revenue 5.13%, 12/1/2039	350,000	366,993
Denver, CO, City & County Special Facilities, Airport Revenue Series A 5.25%, 10/1/2032	1,000,000	1,020,070
Granby Ranch, CO, Metropolitan District, General Obligation 6.75%, 12/1/2036	500,000	508,590
Great Western, CO, Metropolitan District, General Obligation Series A1 9.00%, 8/1/2039	1,000,000	1,045,510
Harvest Junction, CO, Metropolitan District, General Obligation 5.00%, 12/1/2030	770,000	784,745
Metropolitan District, CO, Compark Business Campus, General Obligation:
Series A 5.75%, 12/1/2027	1,000,000	1,005,600
Series A 6.75%, 12/1/2039	1,000,000	1,025,560
Plaza, CO, Metropolitan District No. 1, Revenue, Tax Allocation 5.00%, 12/1/2040	500,000	516,155
Prairie Center, CO, Metropolitan District No. 3, General Obligation Series A 5.40%, 12/15/2031	1,000,000	999,910
Public Authority for Colorado, State Natural Gas Purchase Revenue:
6.25%, 11/15/2028 (b)	1,145,000	1,469,138
6.50%, 11/15/2038 (b)	1,035,000	1,420,786
Regional, CO, Transportation District, Private Activity Revenue 6.00%, 1/15/2034	1,300,000	1,482,468

		14,201,102

CONNECTICUT — 0.7%
Harbor Point, CT, Special Obligation Revenue Series A 7.88%, 4/1/2039	1,000,000	1,136,580
Mohegan Tribe of Indians, CT, Gaming Authority Revenue 5.13%, 1/1/2023 (e)	500,000	500,105

		1,636,685

DISTRICT OF COLUMBIA — 1.0%
District of Columbia, Student Dorm Revenue 5.00%, 10/1/2045	1,000,000	1,043,840
Tobacco Settlement Financing Corp., DC, Revenue 6.50%, 5/15/2033	1,000,000	1,179,030

		2,222,870

FLORIDA — 6.6%
Ave Maria, FL, Stewardship Community District, Special Assessment 6.70%, 5/1/2042	1,000,000	1,013,490
Escambia County, FL, Health Facilities Authority Revenue Series A 5.75%, 8/15/2029	1,000,000	1,128,550
Florida Development Finance Corp., Educational Facilities Revenue:
Series A 6.13%, 6/15/2043	500,000	491,500
Series A 7.50%, 6/15/2033	500,000	594,065
Fort Pierce, FL, Redevelopment Agency Revenue, Tax Allocation 5.00%, 5/1/2031	1,000,000	1,032,010
Guam Power Authority Revenue Series A 7.38%, 11/15/2019	300,000	304,359
Hillsborough County, FL, Industrial Development Authority, Hospital Revenue 5.25%, 10/1/2026	1,000,000	1,065,470
Lake County, FL, Industrial Development Revenue Series A 7.13%, 11/1/2042	500,000	499,955
Lakeland, FL, Educational Facilities Revenue Series A 5.00%, 9/1/2037	170,000	181,994
Lakes by the Bay, FL, Community Development District, Special Assessment 5.75%, 11/1/2042	500,000	511,100
Lee County, FL, Industrial Development Authority, Revenue Series A 5.38%, 6/15/2037	1,000,000	1,003,090
Madison County, FL, Revenue Series A 6.00%, 7/1/2025	720,000	707,681

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Martin County, FL, Health Facilities Authority, Revenue Series B 5.00%, 11/15/2028	$2,000,000	$2,175,140
Northern Palm Beach County, FL, Improvement District, Special Assesment 5.13%, 8/1/2022	1,000,000	1,039,440
Pinellas County, FL, Educational Facilities Authority Revenue 5.25%, 10/1/2030	1,000,000	1,098,890
Renaissance Community Development District, FL, Special Assessment 5.55%, 5/1/2033	500,000	504,485
Seven Oaks, FL, Community Development District, Special Assessment Series A-2 6.50%, 5/1/2033	750,000	800,010
Tolomato, FL, Community Development District, Special Assessment:
Series A-2 Zero Coupon, 5/1/2039 (d)	65,000	46,580
Series A-3 Zero Coupon, 5/1/2040 (d)	195,000	112,263
Series A-4 Zero Coupon, 5/1/2040 (d)	85,000	35,999
Series 1 6.65%, 5/1/2040	15,000	8,026
Series 2 6.65%, 5/1/2040	470,000	213,272
Series 3 6.65%, 5/1/2040 (b)	120,000	1
Series A-1 6.65%, 5/1/2040	200,000	195,980

		14,763,350

GEORGIA — 0.9%
Georgia, State Local Government, Certificates of Participation Series A 4.75%, 6/1/2028 (a)	2,000,000	2,030,200

GUAM — 1.1%
Guam, Government General Obligation Series A 6.75%, 11/15/2029	1,000,000	1,120,390
Guam, Government Waterworks Authority, Water & Wastewater System Revenue 5.63%, 7/1/2040	1,000,000	1,058,960
Guam, Power Authority Revenue Series A 5.00%, 10/1/2034	160,000	175,698

		2,355,048

HAWAII — 0.7%
Hawaii, Pacific Health Special Purpose Revenue Series B 5.75%, 7/1/2040	1,000,000	1,119,250
Hawaii, State Department of Budget & Finance, Special Purpose Revenue Series A 4.65%, 3/1/2037	480,000	490,253

		1,609,503

ILLINOIS — 4.6%
Chicago, IL, Board of Education, General Obligation Series A 5.50%, 12/1/2026 (a)	1,500,000	1,833,285
Cook County, IL, Revenue 6.50%, 10/15/2040	1,000,000	1,080,590
Illinois, State Finance Authority Revenue:
5.00%, 5/15/2043	675,000	713,468
5.75%, 5/15/2046	2,000,000	2,089,360
6.13%, 5/15/2027	1,000,000	1,107,950
7.13%, 2/1/2034	1,000,000	1,103,220
7.13%, 2/15/2039	1,100,000	1,206,634
Illinois, State Finance Authority, Student Housing Revenue Series A 5.00%, 6/1/2024 (c)	500,000	429,920
Railsplitter, IL, Tobacco Settlement Authority Revenue 5.50%, 6/1/2023	500,000	601,130

		10,165,557

INDIANA — 2.6%
Indiana, State Finance Authority, Environmental Revenue:
6.00%, 12/1/2019	1,000,000	1,094,330
6.00%, 12/1/2026	500,000	528,100
Indiana, State Finance Authority, Hospital Revenue 5.50%, 8/15/2040	2,000,000	2,168,720
Indiana, State Finance Authority, Midwestern Disaster Relief Revenue Series A 5.00%, 6/1/2039	1,000,000	1,058,380
Vigo County, IN, Hospital Authority Revenue 5.75%, 9/1/2042 (e)	1,000,000	1,039,450

		5,888,980

IOWA — 1.5%
Iowa Finance Authority, Midwestern Disaster Area Revenue 4.75%, 8/1/2042	1,950,000	1,957,195
Tobacco Settlement Authority, IA, Tobacco Settlement Revenue Series C 5.50%, 6/1/2042	1,355,000	1,305,380

		3,262,575

KANSAS — 1.4%
Burlington, KS, Environment Improvement Revenue 4.65%, 9/1/2035 (f)	1,000,000	1,029,680
Lenexa, KS, Health Facility Revenue 5.25%, 5/15/2022	1,000,000	1,041,890
Overland Park, KS, Development Corp., Revenue 5.25%, 1/1/2032 (a)	1,000,000	1,022,990

		3,094,560

LOUISIANA — 2.5%
Jefferson Parish, LA, Hospital Service District No. 2, Hospital Revenue 6.38%, 7/1/2041	1,060,000	1,237,115
Louisiana, Public Facilities Authority, Hospital Revenue:
4.00%, 7/1/2042	500,000	493,180
5.00%, 7/1/2042	465,000	508,185
Louisiana, St. John the Baptist Parish, Revenue Series A 5.13%, 6/1/2037	2,000,000	2,117,160

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Louisiana, State Environmental Facilities & Community Development Authority Revenue 6.75%, 11/1/2032	$500,000	$564,395
New Orleans, LA, General Obligation 5.00%, 12/1/2033	500,000	549,445

		5,469,480

MAINE — 0.2%
Rumford, ME, Solid Waste Disposal Revenue 6.88%, 10/1/2026 (b)	525,000	527,594

MARYLAND — 0.2%
Maryland, State Economic Development Corp., Student Housing Revenue 5.00%, 6/1/2030	350,000	377,755

MASSACHUSETTS — 1.0%
Massachusetts, Development Finance Agency, Resource Recovery Revenue Series B 4.88%, 11/1/2042	1,000,000	1,008,340
Massachusetts, Port Authority Facilities Revenue:
Series A 5.00%, 1/1/2027 (a)	995,000	990,035
Series A 5.50%, 1/1/2016 (a)(b)	250,000	250,192

		2,248,567

MICHIGAN — 2.7%
Conner Creek Academy, MI, Public School Revenue 5.00%, 11/1/2026	1,000,000	877,410
Detroit, MI, Water and Sewerage Department System Revenue Series A 5.25%, 7/1/2039	980,000	1,058,194
Kent County, MI, Hospital Finance Authority Revenue Series A 5.25%, 7/1/2030	865,000	912,783
Michigan Finance Authority Ltd., Miscellaneous Revenue 8.13%, 4/1/2041	500,000	571,735
Michigan, State Public Power Agency Revenue Series A 5.00%, 1/1/2043	1,000,000	1,066,360
Michigan, State Tobacco Settlement Finance Authority Revenue Series A 6.88%, 6/1/2042	590,000	611,287
Saline, MI, Economic Development Corp., Revenue 5.50%, 6/1/2047	1,000,000	1,002,770

		6,100,539

MINNESOTA — 0.8%
Oakdale, MN, Oak Meadows Project, Revenue 5.00%, 4/1/2034	1,000,000	1,010,510
St. Paul, MN, Housing & Redevelopment Authority, Lease Revenue Series A 6.63%, 12/1/2023	835,000	863,958

		1,874,468

MISSISSIPPI — 0.5%
D’Iberville, MS, Tax Increment Limited Obligation, Tax Allocation 5.00%, 4/1/2033	1,000,000	1,063,190

MISSOURI — 0.5%
Lees Summit, MO, Industrial Development Authority, Special Assessment & Sales Tax Revenue:
5.00%, 5/1/2035	265,000	264,285
6.00%, 5/1/2042	435,000	435,217
University Place, MO, Transportation Development District, Special Assessment & Sales Tax Revenue 5.00%, 3/1/2032	500,000	442,830

		1,142,332

NEBRASKA — 0.5%
Central Plains Energy Project, NE, Natural Gas Revenue:
5.00%, 9/1/2032 (b)	500,000	555,740
5.00%, 9/1/2042 (b)	500,000	541,730

		1,097,470

NEVADA — 1.0%
Clark County, NV, Industrial Development Revenue Series A 4.85%, 10/1/2035 (a)	1,000,000	1,028,420
Las Vegas, NV, Local Improvement, Special Assessment 6.25%, 6/1/2024	200,000	205,178
Sparks, NV, Tourism Improvement District No. 1, Sales Tax Revenue Series A 6.75%, 6/15/2028 (e)	1,000,000	1,028,090

		2,261,688

NEW JERSEY — 6.6%
Bayonne, NJ, Redevelopment Agency Revenue Series A 5.38%, 11/1/2035	535,000	536,252
New Jersey, Economic Development Authority, Revenue:
4.25%, 6/15/2027	500,000	521,720
5.00%, 9/1/2017	400,000	469,900
5.00%, 3/1/2026	900,000	1,048,293
5.00%, 6/15/2028	500,000	557,360
5.00%, 6/1/2032	1,000,000	1,138,680
5.25%, 9/15/2029	1,050,000	1,081,741
7.10%, 11/1/2031 (b)(c)	1,000,000	980,000
New Jersey, Educational Facilities Authority, Revenue:
Series A 3.50%, 7/1/2025	540,000	555,336
Series B 4.00%, 7/1/2023	500,000	553,565
New Jersey, Health Care Facilities Financing Authority, Revenue 4.00%, 7/1/2026	1,175,000	1,245,888
Tobacco Settlement Financing Corp., NJ, Revenue:
Series 1A 4.63%, 6/1/2026	1,000,000	967,810
Series 1A 4.75%, 6/1/2034	1,000,000	883,960
Series 1A 5.00%, 6/1/2029	1,020,000	983,739

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Series 1A 5.00%, 6/1/2041	$3,500,000	$3,158,120

		14,682,364

NEW MEXICO — 1.1%
Mariposa, NM, Public Improvement District, General Obligation 6.00%, 9/1/2032	500,000	423,215
New Mexico Hospital Equipment Loan Council, First Mortgage Revenue 5.00%, 7/1/2042	2,000,000	1,978,620

		2,401,835

NEW YORK — 3.3%
Buffalo & Erie County, NY, Industrial Land Development Corp., Revenue 5.25%, 4/1/2035	135,000	138,619
Chautauqua County, NY, Industrial Development Agency, Exempt Facility Revenue 5.88%, 4/1/2042	1,000,000	1,112,460
Hudson, NY, Yards Infrastructure Corp., Revenue Series A 5.75%, 2/15/2047	500,000	585,395
New York, NY, Industrial Development Agency Revenue:
4.00%, 1/1/2015 (a)	100,000	103,824
5.00%, 1/1/2031 (a)	1,000,000	1,028,880
5.00%, 9/1/2035	1,000,000	1,042,610
5.75%, 10/1/2037	1,000,000	420,400
Series A 8.50%, 8/1/2028 (b)(c)	500,000	552,500
Syracuse, NY, Industrial Development Agency Revenue Series A 5.00%, 1/1/2036	1,000,000	1,013,940
TSASC, Inc., NY, Revenue:
Series 1 5.00%, 6/1/2034	530,000	478,039
Series 1 5.13%, 6/1/2042	1,000,000	878,830

		7,355,497

NORTH CAROLINA — 0.2%
North Carolina, Capital Facilities Finance Agency, Educational Facilities Revenue 5.00%, 5/1/2032	500,000	537,475

OHIO — 6.6%
Buckeye, OH, Tobacco Settlement Financing Authority:
Series A-2 5.13%, 6/1/2024	1,150,000	1,057,379
Series A-2 5.38%, 6/1/2024	1,000,000	937,930
Series A-2 5.75%, 6/1/2034	2,000,000	1,778,200
Series A-2 5.88%, 6/1/2030	2,000,000	1,802,760
Series A-2 5.88%, 6/1/2047	1,500,000	1,329,105
Series A-2 6.00%, 6/1/2042	2,110,000	1,896,806
Series A-3 6.25%, 6/1/2037 (f)	1,000,000	935,060
Series A-2 6.50%, 6/1/2047	2,000,000	1,938,520
Ohio, State Air Quality Development Authority Revenue:
Series E 5.63%, 10/1/2019	790,000	932,239
6.75%, 6/1/2024	1,000,000	1,031,750
Ohio, State Hospital Facilities Authority Revenue 6.00%, 12/1/2042	1,000,000	1,101,690

		14,741,439

OKLAHOMA — 1.0%
Tulsa County, OK, Industrial Authority, Senior Living Community Revenue Series A 7.13%, 11/1/2030	1,025,000	1,164,779
Tulsa, OK, Municipal Airport Trust Trustees, Revenue 6.25%, 6/1/2020 (b)	1,000,000	1,002,400

		2,167,179

PENNSYLVANIA — 2.5%
Allegheny County, PA, Hospital Development Authority Revenue Series A 5.38%, 11/15/2040	680,000	584,800
Erie, PA, Higher Education Building Authority Revenue 5.35%, 3/15/2028	540,000	581,877
Lancaster County, PA, Hospital Authority 5.00%, 4/1/2027	420,000	432,277
Montgomery County, PA, Industrial Development Authority Revenue 6.00%, 2/1/2021	1,015,000	1,035,340
Pennsylvania, State Economic Development Financing Authority Revenue 6.00%, 6/1/2031	515,000	517,019
Pennsylvania, State Higher Educational Facilities Authority Revenue 5.00%, 10/1/2044	180,000	194,119
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue Series A 5.63%, 7/1/2042	1,080,000	1,186,531
Susquehanna, PA, Area Regional Airport Authority System Revenue Series B 4.00%, 1/1/2033	1,000,000	971,310

		5,503,273

PUERTO RICO — 3.5%
Puerto Rico Commonwealth, General Obligation:
Series A 5.00%, 7/1/2022	1,000,000	1,012,120
Series A 5.75%, 7/1/2041	1,725,000	1,729,313
Puerto Rico, Electric Power Authority Revenue Series XX 5.25%, 7/1/2040	1,000,000	956,660
Puerto Rico, Industrial Tourist Educational, Medical & Environmental Revenue:
5.00%, 10/1/2042	1,040,000	1,048,611
5.38%, 4/1/2042	1,000,000	1,006,020
Puerto Rico, Sales Tax Financing Corp. Revenue Series A 5.38%, 8/1/2039	1,000,000	1,020,270
The Children’s Trust Fund, PR, Tobacco Settlement Revenue 5.63%, 5/15/2043 (b)	1,000,000	1,011,260

		7,784,254

TENNESSEE — 0.4%
Tennessee, State Energy Acquisition Corp., Gas Revenue Series A 5.25%, 9/1/2019	725,000	837,991

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

TEXAS — 4.9%
Austin, TX, Convention Center Revenue Series A 5.00%, 1/1/2034	$875,000	$910,621
Central Texas, Regional Mobility Authority Revenue 5.75%, 1/1/2025	1,000,000	1,150,210
Dallas-Fort Worth, TX, International Airport Facilities Improvement Corp., Revenue 6.00%, 11/1/2014 (c)	1,000,000	1,072,500
Gulf Coast, TX, Industrial Development Authority Revenue 4.88%, 5/1/2025	750,000	767,070
Houston, TX, Airport System Revenue Series A 5.00%, 7/1/2028	1,000,000	1,123,590
Love Field, TX, Airport Modernization Corp. Revenue 5.25%, 11/1/2040	225,000	244,787
North Texas, Tollway Authority Revenue Series B 5.25%, 1/1/2052	500,000	553,160
Northpointe, TX, Water Control & Improvement District, General Obligation:
Series A 3.70%, 9/1/2034	580,000	574,055
Series A 3.70%, 9/1/2037	710,000	695,424
Texas, Brazos River Authority, Pollution Control Revenue Series D 5.40%, 10/1/2029 (b)(f)	1,000,000	170,010
Texas, Municipal Gas Acquisition & Supply Corp. III, Revenue 5.00%, 12/15/2030	1,000,000	1,067,320
Texas, State Transportation Commission, Turnpike System Revenue:
Series A 4.00%, 8/15/2038	1,000,000	976,560
Series A 5.00%, 8/15/2041	475,000	511,057
Travis County, TX, Health Facilities Development Corp., Revenue 7.13%, 11/1/2040	1,000,000	1,184,480

		11,000,844

UTAH — 0.5%
Utah, State Charter School Finance Authority Revenue Series A 5.80%, 6/15/2038	1,000,000	1,028,920

VIRGIN ISLANDS — 0.6%
Virgin Islands, Public Finance Authority Revenue:
5.00%, 10/1/2025	500,000	546,385
5.00%, 10/1/2031	800,000	828,472

		1,374,857

VIRGINIA — 2.7%
Chesapeake, VA, Expressway Toll Road Revenue Series A 5.00%, 7/15/2047	2,000,000	2,103,420
Tobacco Settlement Financing Corp., VA, Revenue Series B1 5.00%, 6/1/2047	1,490,000	1,253,790
Virginia, Small Business Financing Authority Revenue:
5.00%, 7/1/2034	500,000	514,250
5.00%, 1/1/2040	900,000	922,383
5.50%, 1/1/2042	1,250,000	1,344,688

		6,138,531

WASHINGTON — 1.2%
Port of Seattle, WA, Industrial Development Corp. 5.00%, 4/1/2030	700,000	712,131
Washington, Health Care Facilities Authority Revenue:
4.75%, 12/1/2031	1,000,000	999,940
5.00%, 12/1/2042	320,000	333,936
Washington, State Higher Education Facilities Authority Revenue 5.25%, 10/1/2046	500,000	537,330

		2,583,337

WISCONSIN — 1.8%
Platteville Redevelopment Authority, WI, Revenue 5.00%, 7/1/2042	1,000,000	1,047,480
Public Finance Authority, WI, Public Facilities Revenue:
5.00%, 4/1/2022	625,000	644,194
5.00%, 7/1/2042	1,000,000	1,028,220
Series A 6.20%, 10/1/2042	325,000	333,203
Wisconsin, State Public Finance Authority Revenue Series A 8.63%, 6/1/2047	1,000,000	1,076,580

		4,129,677

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $207,853,894)		219,427,760

	Shares
SHORT TERM INVESTMENT — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Tax Free Money Market Fund 0.00% (g)(h)(i) (Cost $198,615)	198,615	198,615

TOTAL INVESTMENTS — 98.5% (j)
(Cost $208,052,509)		219,626,375
OTHER ASSETS & LIABILITIES — 1.5%		3,423,652

NET ASSETS — 100.0%		$223,050,027

SPDR Nuveen S&P High Yield Municipal Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

(a)	Bond is insured by one of these companies:

As a % of
	Insurance Coverage	Net Assets

	Ambac Financial Group	3.14%
	National Public Finance Guarantee Corp.	1.73%

(b)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. (See accompanying Notes to Schedules of Investments)
(c)	Security is currently in default and/or issuer is in bankruptcy.
(d)	Non-income producing security.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.2% of net assets as of March 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Variable rate security. Rate shown is rate in effect at March 31, 2013. Maturity date disclosed is the ultimate maturity.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(h)	The rate shown is the annualized seven-day yield at period end.
(i)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(j)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR Nuveen Barclays Build America Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

MUNICIPAL BONDS & NOTES — 98.5%
ARIZONA — 0.6%
Arizona, Salt River Project, Agricultural Improvement & Power District Revenue 4.84%, 1/1/2041	$440,000	$507,852
Phoenix, AZ, General Obligation 5.27%, 7/1/2034	190,000	225,471

		733,323

CALIFORNIA — 35.9%
California, Bay Area Toll Authority, Toll Bridge Revenue 7.04%, 4/1/2050	1,000,000	1,435,690
California, State General Obligation:
5.70%, 11/1/2021	220,000	266,816
6.65%, 3/1/2022	370,000	466,526
7.30%, 10/1/2039	2,095,000	2,905,933
7.35%, 11/1/2039	1,110,000	1,549,027
7.50%, 4/1/2034	2,365,000	3,291,702
7.55%, 4/1/2039	3,245,000	4,684,709
7.60%, 11/1/2040	2,335,000	3,416,082
7.63%, 3/1/2040	1,285,000	1,858,367
7.70%, 11/1/2030	595,000	749,510
7.95%, 3/1/2036	930,000	1,163,607
California, State Public Works Board, Lease Revenue 8.36%, 10/1/2034	290,000	391,903
East Bay, CA, Municipal Utility District, Water System Revenue 5.87%, 6/1/2040	445,000	578,994
Los Angeles County, CA, Metropolitan Transportation Authority, Sales Tax Revenue 5.74%, 6/1/2039	420,000	520,031
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue:
7.49%, 8/1/2033	170,000	220,850
7.62%, 8/1/2040	445,000	596,469
Los Angeles, CA, Community College District, General Obligation:
6.60%, 8/1/2042	405,000	554,465
6.75%, 8/1/2049	615,000	867,544
Los Angeles, CA, Department of Airports Revenue 6.58%, 5/15/2039	200,000	257,960
Los Angeles, CA, Department of Water & Power Revenue:
5.72%, 7/1/2039	620,000	761,819
6.17%, 7/1/2040	115,000	134,258
6.57%, 7/1/2045	580,000	819,360
6.60%, 7/1/2050	500,000	724,445
Los Angeles, CA, Department of Water & Power Waterworks Revenue 6.01%, 7/1/2039	335,000	425,758
Los Angeles, CA, Unified School District, General Obligation:
5.75%, 7/1/2034	1,100,000	1,345,905
5.76%, 7/1/2029	340,000	410,169
6.76%, 7/1/2034	1,575,000	2,128,313
Orange County, CA, Local Transportation Authority, Sales Tax Revenue Series A 6.91%, 2/15/2041	350,000	486,378
Sacramento, CA, Municipal Utility District, Electricity Revenue 6.16%, 5/15/2036	365,000	442,913
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue 5.91%, 4/1/2048	370,000	487,801
San Diego County, CA, Water Authority Revenue 6.14%, 5/1/2049	650,000	862,790
San Francisco, CA, Bay Area Toll Authority, Toll Bridge Revenue:
6.26%, 4/1/2049	1,420,000	1,938,754
6.79%, 4/1/2030	445,000	570,356
6.91%, 10/1/2050	530,000	748,424
6.92%, 4/1/2040	405,000	552,392
San Francisco, CA, City & County Public Utilities Commission, Water Revenue:
6.00%, 11/1/2040	430,000	537,092
6.00%, 11/1/2040	150,000	187,080
6.95%, 11/1/2050	460,000	646,613
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue 5.88%, 4/1/2032	390,000	472,976
Southern California, Metropolitan Water District Revenue 6.95%, 7/1/2040	400,000	497,856
University of California, Revenue:
5.77%, 5/15/2043	1,010,000	1,242,522
5.95%, 5/15/2045	480,000	581,750
6.27%, 5/15/2031	155,000	178,571
6.55%, 5/15/2048	560,000	739,519
6.58%, 5/15/2049	465,000	610,131

		44,310,130

COLORADO — 1.2%
Colorado, Regional Transportation District, Sales Tax Revenue 5.84%, 11/1/2050	255,000	339,492
Colorado, State Bridge Enterprise Revenue Series A 6.08%, 12/1/2040	345,000	440,534
Denver, CO, City & County School District No 1, General Obligation 5.66%, 12/1/2033	365,000	453,680
Denver, CO, General Obligation 5.65%, 8/1/2030	235,000	284,040

		1,517,746

CONNECTICUT — 0.8%
Connecticut, State General Obligation:
5.09%, 10/1/2030	315,000	364,316
5.63%, 12/1/2029	225,000	281,729
Connecticut, State Special Tax Revenue 5.46%, 11/1/2030	280,000	340,094

		986,139

SPDR Nuveen Barclays Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

DISTRICT OF COLUMBIA — 0.9%
District of Columbia, Income Tax Revenue:
5.58%, 12/1/2035	$145,000	$180,142
5.59%, 12/1/2034	205,000	256,316
District of Columbia, Water & Sewer Authority Revenue 5.52%, 10/1/2044	110,000	135,703
Metropolitan Washington, DC, Airport Authority, Dules Road Revenue 7.46%, 10/1/2046	405,000	514,544

		1,086,705

GEORGIA — 3.1%
Georgia, Municipal Electric Authority Revenue:
6.64%, 4/1/2057	1,345,000	1,590,193
6.66%, 4/1/2057	1,095,000	1,278,664
7.06%, 4/1/2057	605,000	684,479
Georgia, State General Obligation 4.50%, 11/1/2025	255,000	298,075

		3,851,411

ILLINOIS — 5.8%
Chicago, IL, Board of Education, General Obligation 6.14%, 12/1/2039	530,000	580,048
Chicago, IL, Metropolitan Water Reclamation District, General Obligation 5.72%, 12/1/2038	805,000	1,032,863
Chicago, IL, O’Hare International Airport Revenue:
6.40%, 1/1/2040	310,000	401,100
6.85%, 1/1/2038	350,000	405,954
Chicago, IL, Transit Authority, Sales Tax Revenue 6.20%, 12/1/2040	555,000	638,239
Chicago, IL, Waste Water Transmission Revenue 6.90%, 1/1/2040	165,000	210,347
Chicago, IL, Water Revenue 6.74%, 11/1/2040	460,000	629,289
Cook County, IL, General Obligation 6.23%, 11/15/2034	360,000	412,992
Illinois, State General Obligation:
6.63%, 2/1/2035	755,000	848,703
6.73%, 4/1/2035	435,000	493,760
7.35%, 7/1/2035	565,000	677,531
Illinois, State Toll Highway Authority Revenue:
5.85%, 12/1/2034	250,000	306,848
6.18%, 1/1/2034	385,000	488,007

		7,125,681

INDIANA — 0.2%
Indianapolis, IN, Public Improvement Revenue 6.12%, 1/15/2040	170,000	221,738

KANSAS — 0.2%
Kansas, State Department of Transportation, Highway Revenue 4.60%, 9/1/2035	175,000	197,732

KENTUCKY — 0.3%
Louisville & Jefferson County, KY, Metropolitan Sewer District Revenue 6.25%, 5/15/2043	250,000	336,962

LOUISIANA — 0.2%
East Baton Rouge, LA, Sewer Commission Revenue 6.09%, 2/1/2045	180,000	204,593

MARYLAND — 0.6%
Maryland, State Transportation Authority Revenue 5.89%, 7/1/2043	520,000	679,136

MASSACHUSETTS — 2.9%
Massachusetts, State General Obligation:
Series E 4.20%, 12/1/2021	580,000	658,706
Series D 4.50%, 8/1/2031	315,000	345,164
4.91%, 5/1/2029	200,000	235,056
5.46%, 12/1/2039	860,000	1,061,275
Massachusetts, State School Building Authority Revenue:
5.45%, 11/1/2040	320,000	389,101
5.72%, 8/15/2039	540,000	678,272
Massachusetts, State Water Pollution Abatement Trust 5.19%, 8/1/2040	230,000	267,978

		3,635,552

MICHIGAN — 0.2%
Michigan, State General Obligation Series B 7.63%, 9/15/2027	200,000	256,540

MISSISSIPPI — 0.1%
Mississippi, State General Obligation 5.25%, 11/1/2034	135,000	160,063

MISSOURI — 1.1%
Missouri, State Highways & Transportation Commission, State Road Revenue 5.45%, 5/1/2033	550,000	667,672
University of Missouri, Revenue:
5.79%, 11/1/2041	100,000	132,096
5.96%, 11/1/2039	385,000	494,371

		1,294,139

NEVADA — 1.2%
Clark County, NV, Airport Revenue:
6.82%, 7/1/2045	515,000	722,972
6.88%, 7/1/2042	345,000	397,630
Las Vegas Valley, NV, Water District, General Obligation 7.01%, 6/1/2039	255,000	327,820

		1,448,422

NEW JERSEY — 6.5%
New Jersey, State Transportation Trust Revenue:
5.75%, 12/15/2028	735,000	892,275
6.10%, 12/15/2028	485,000	567,300

SPDR Nuveen Barclays Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

6.56%, 12/15/2040	$435,000	$577,367
6.88%, 12/15/2039	215,000	247,140
New Jersey, State Turnpike Authority Revenue:
7.10%, 1/1/2041	2,190,000	3,090,638
7.41%, 1/1/2040	1,565,000	2,282,474
Rutgers University, Revenue 5.67%, 5/1/2040	325,000	401,775

		8,058,969

NEW YORK — 14.6%
New York, NY, City Municipal Water Finance Authority, Water & Sewer System Revenue:
5.44%, 6/15/2043	550,000	684,173
5.72%, 6/15/2042	365,000	470,930
5.75%, 6/15/2041	565,000	729,539
5.79%, 6/15/2041	345,000	399,051
5.88%, 6/15/2044	530,000	700,665
5.95%, 6/15/2042	405,000	537,508
6.01%, 6/15/2042	420,000	562,061
6.28%, 6/15/2042	135,000	160,014
New York, NY, City Transitional Finance Authority Revenue:
5.51%, 8/1/2037	510,000	632,415
5.57%, 11/1/2038	500,000	614,020
5.77%, 8/1/2036	315,000	387,765
6.83%, 7/15/2040	265,000	357,098
New York, NY, General Obligation:
5.21%, 10/1/2031	395,000	459,278
5.52%, 10/1/2037	355,000	428,073
5.85%, 6/1/2040	275,000	347,259
Series G-1 5.97%, 3/1/2036	330,000	416,279
5.99%, 12/1/2036	615,000	765,583
6.25%, 6/1/2035	335,000	400,439
6.27%, 12/1/2037	435,000	569,245
6.65%, 12/1/2031	105,000	129,864
New York, NY, Metropolitan Transportation Authority Revenue:
5.87%, 11/15/2039	290,000	340,802
6.09%, 11/15/2040	300,000	379,287
6.55%, 11/15/2031	240,000	305,194
6.65%, 11/15/2039	245,000	315,352
6.67%, 11/15/2039	550,000	715,391
6.69%, 11/15/2040	315,000	408,272
6.81%, 11/15/2040	570,000	750,399
New York, NY, Metropolitan Transportation Authority, Dedicated Tax Fund 7.34%, 11/15/2039	890,000	1,302,479
New York, State Dormitory Authority, State Personal Income Tax Revenue:
5.29%, 3/15/2033	75,000	90,393
5.39%, 3/15/2040	190,000	236,820
5.43%, 3/15/2039	525,000	624,755
5.50%, 3/15/2030	370,000	447,959
5.60%, 3/15/2040	435,000	540,653
5.63%, 3/15/2039	710,000	865,135
New York, State Urban Development Corp. Revenue:
5.77%, 3/15/2039	545,000	668,573
Series C 5.84%, 3/15/2040	250,000	313,558

		18,056,281

NORTH CAROLINA — 0.2%
North Carolina, Turnkpike Authority Revenue Series B 6.70%, 1/1/2039	250,000	292,882

OHIO — 4.4%
Ohio State University, General Receipts Revenue 4.91%, 6/1/2040	695,000	795,935
Ohio, American Municipal Power, Inc. Revenue:
5.94%, 2/15/2047	370,000	428,127
6.05%, 2/15/2043	370,000	438,783
Series E 6.27%, 2/15/2050	285,000	340,447
7.50%, 2/15/2050	245,000	332,492
7.83%, 2/15/2041	425,000	592,777
8.08%, 2/15/2050	1,030,000	1,531,847
Ohio, American Municipal Power, Inc., Revenue 6.45%, 2/15/2044	230,000	277,817
Ohio, Northeast Regional Sewer District, Wastewater Revenue 6.04%, 11/15/2040	205,000	238,415
Ohio, State Water Development Authority, Water Quality Loan Fund 4.88%, 12/1/2034	415,000	477,059

		5,453,699

OREGON — 0.3%
Oregon, State Department of Transportation Revenue 5.83%, 11/15/2034	265,000	341,789

PENNSYLVANIA — 2.3%
Pennsylvania, Commonwealth Financing Authority Revenue 6.22%, 6/1/2039	420,000	513,740
Pennsylvania, State General Obligation:
4.65%, 2/15/2026	315,000	366,150
5.35%, 5/1/2030	385,000	440,067
5.45%, 2/15/2030	240,000	292,303
5.85%, 7/15/2030	150,000	180,126
Pennsylvania, Turnpike Commission Revenue:
5.51%, 12/1/2045	395,000	472,847
5.56%, 12/1/2049	385,000	465,018
6.11%, 12/1/2039	115,000	144,243

		2,874,494

PUERTO RICO — 0.4%
Puerto Rico, Electric Power Authority Revenue 6.13%, 7/1/2040	440,000	433,488

SOUTH CAROLINA — 0.4%
South Carolina, State Public Service Authority Revenue Series C 6.45%, 1/1/2050	405,000	525,743

SPDR Nuveen Barclays Build America Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

TENNESSEE — 0.5%
Nashville & Davidson County, TN, Convention Center Authority Revenue 6.73%, 7/1/2043	$255,000	$320,591
Nashville & Davidson County, TN, Metropolitan Government General Obligation 5.71%, 7/1/2034	195,000	239,772

		560,363

TEXAS — 10.2%
Dallas County, TX, Hospital District General Obligation 5.62%, 8/15/2044	325,000	406,777
Dallas, TX, Area Rapid Transit, Sales Tax Revenue:
4.92%, 12/1/2041	405,000	472,153
5.02%, 12/1/2048	685,000	812,944
6.00%, 12/1/2044	535,000	706,377
6.25%, 12/1/2034	170,000	199,427
Dallas, TX, Convention Center Hotel Development Corp. Revenue 7.09%, 1/1/2042	485,000	618,084
Dallas, TX, Independent School District, General Obligation 6.45%, 2/15/2035 (a)	570,000	705,842
North Texas, Tollway Authority Revenue:
6.72%, 1/1/2049	865,000	1,174,938
8.91%, 2/1/2030	300,000	363,909
San Antonio, TX, Electric & Gas Revenue:
5.72%, 2/1/2041	150,000	192,855
5.81%, 2/1/2041	50,000	64,578
5.99%, 2/1/2039	620,000	806,632
Texas, State General Obligation:
4.63%, 4/1/2033	210,000	240,755
4.68%, 4/1/2040	395,000	453,989
5.52%, 4/1/2039	1,250,000	1,593,287
Texas, State Transportation Commission, Revenue 5.03%, 4/1/2026	530,000	646,335
Texas, State Transportation Commission, Revenue, Series B 5.18%, 4/1/2030	1,070,000	1,307,486
University of Texas, Revenue:
4.79%, 8/15/2046	555,000	638,822
5.13%, 8/15/2042	310,000	373,014
5.26%, 7/1/2039	235,000	291,931
Series B 6.28%, 8/15/2041	425,000	500,391

		12,570,526

UTAH — 1.2%
Utah, State General Obligation:
3.54%, 7/1/2025	405,000	433,893
4.55%, 7/1/2024	355,000	416,731
Utah, Transport Authority Sales Tax Revenue 5.94%, 6/15/2039	510,000	669,579

		1,520,203

VIRGINIA — 0.6%
University of Virginia, Revenue 6.20%, 9/1/2039	245,000	345,332
Virginia, Commonwealth Transportation Board Revenue 5.35%, 5/15/2035	360,000	431,939

		777,271

WASHINGTON — 1.6%
Central Puget Sound, WA, Regional Transit Authority, Sales & Use Tax Revenue 5.49%, 11/1/2039	335,000	417,065
Washington, State Convention Center, Public Facilities Revenue 6.79%, 7/1/2040	275,000	337,749
Washington, State General Obligation:
5.09%, 8/1/2033	280,000	334,787
5.14%, 8/1/2040	410,000	502,652
Series D 5.48%, 8/1/2039	260,000	322,494

		1,914,747

TOTAL MUNICIPAL BONDS & NOTES —
(Cost $113,772,856)		121,426,467

	Shares
SHORT TERM INVESTMENT — 0.0% (b)
MONEY MARKET FUND — 0.0% (b)
State Street Institutional Liquid Reserves Fund 0.13% (c)(d)(e) (Cost $29,106)	29,106	29,106

TOTAL INVESTMENTS — 98.5% (f)
(Cost $113,801,962)		121,455,573
OTHER ASSETS & LIABILITIES — 1.5%		1,895,173

NET ASSETS — 100.0%		$123,350,746

(a)	Bond is insured by one of these companies:

As a % of
	Insurance Coverage	Net Assets

	Permanent School Fund Guaranteed	0.57%

(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

SPDR DB International Government Inflation-Protected Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 98.6%
AUSTRALIA — 4.5%
Commonwealth of Australia:
1.25%, 2/21/2022	AUD	19,454,100	$21,200,904
2.50%, 9/20/2030	AUD	9,048,319	11,437,485
3.00%, 9/20/2025	AUD	10,480,213	13,648,409
4.00%, 8/20/2015	AUD	8,927,754	10,039,091
4.00%, 8/20/2020	AUD	15,647,654	20,263,062

			76,588,951

BRAZIL — 4.3%
Federal Republic of Brazil:
6.00%, 8/15/2014	BRL	567,232	293,533
6.00%, 5/15/2017	BRL	48,466,528	26,323,915
6.00%, 8/15/2022	BRL	20,420,334	11,800,720
6.00%, 8/15/2024	BRL	37,096,940	21,722,243
6.00%, 5/15/2035	BRL	20,007,389	12,416,401

			72,556,812

CANADA — 4.5%
Government of Canada:
1.50%, 12/1/2044	CAD	12,853,680	16,270,827
2.00%, 12/1/2041	CAD	9,302,989	12,817,420
3.00%, 12/1/2036	CAD	9,882,332	15,410,972
4.00%, 12/1/2031	CAD	6,165,541	10,262,429
4.25%, 12/1/2021	CAD	6,906,037	9,581,578
4.25%, 12/1/2026	CAD	7,750,789	12,197,413

			76,540,639

CHILE — 4.6%
Republic of Chile:
3.00%, 5/1/2017	CLP	3,270,321,342	7,048,627
3.00%, 7/1/2017	CLP	3,430,407,000	7,399,177
3.00%, 1/1/2018	CLP	11,183,126,819	24,200,836
3.00%, 3/1/2028	CLP	3,590,492,660	7,892,799
3.00%, 1/1/2030	CLP	8,232,976,803	18,105,635
3.00%, 2/1/2031	CLP	3,659,100,800	8,102,640
5.00%, 1/1/2016	CLP	2,286,938,000	5,165,648

			77,915,362

FRANCE — 15.7%
Republic of France:
0.10%, 7/25/2021	EUR	14,956,200	19,618,926
0.25%, 7/25/2018	EUR	16,191,409	21,972,430
1.00%, 7/25/2017	EUR	30,989,652	43,462,776
1.10%, 7/25/2022	EUR	5,061,315	7,127,707
1.60%, 7/25/2015	EUR	26,861,730	37,107,706
1.80%, 7/25/2040	EUR	10,720,964	16,834,021
1.85%, 7/25/2027	EUR	7,140,340	10,741,373
2.25%, 7/25/2020	EUR	37,666,948	57,882,105
3.15%, 7/25/2032	EUR	15,756,274	28,886,112
3.40%, 7/25/2029	EUR	11,572,610	21,644,144

			265,277,300

GERMANY — 4.5%
Federal Republic of Germany:
0.10%, 4/15/2023	EUR	14,747,805	20,168,365
1.50%, 4/15/2016	EUR	23,837,026	33,366,987
1.75%, 4/15/2020	EUR	14,511,343	22,256,456

			75,791,808

ISRAEL — 4.7%
State of Israel:
1.00%, 5/30/2017	ILS	47,684,932	13,639,062
2.75%, 8/30/2041	ILS	7,891,358	2,206,986
4.00%, 7/30/2021	ILS	74,818,954	25,208,274
4.00%, 7/31/2024	ILS	62,061,878	21,125,549
4.00%, 5/30/2036	ILS	5,843,670	2,057,436
5.00%, 4/30/2015	ILS	46,633,601	14,291,811

			78,529,118

ITALY — 4.4%
Republic of Italy:
2.10%, 9/15/2016	EUR	9,464,130	12,346,478
2.10%, 9/15/2017	EUR	7,705,935	9,925,366
2.10%, 9/15/2021	EUR	6,289,481	7,484,324
2.15%, 9/15/2014	EUR	4,795,160	6,336,644
2.35%, 9/15/2019	EUR	3,213,178	4,063,324
2.35%, 9/15/2035	EUR	8,648,351	9,384,013
2.55%, 9/15/2041	EUR	6,403,380	6,891,957
2.60%, 9/15/2023	EUR	7,031,492	8,454,880
3.10%, 9/15/2026	EUR	8,073,253	10,030,453

			74,917,439

JAPAN — 4.5%
Japanese Government CPI Linked Bond:
1.10%, 12/10/2016	JPY	4,065,354,300	47,736,132
1.40%, 6/10/2018	JPY	2,255,985,000	27,425,982

			75,162,114

MEXICO — 4.8%
United Mexican States:
2.00%, 6/9/2022	MXN	234,417,155	20,092,706
2.50%, 12/10/2020	MXN	49,350,980	4,401,346
4.50%, 11/22/2035	MXN	289,734,668	33,436,369
5.00%, 6/16/2016	MXN	258,327,705	23,578,947

			81,509,368

POLAND — 3.9%
Republic of Poland:
2.75%, 8/25/2023	PLN	106,426,911	35,493,307
3.00%, 8/24/2016	PLN	91,364,442	29,326,962

			64,820,269

SOUTH AFRICA — 4.5%
Republic of South Africa:
2.00%, 1/31/2025	ZAR	38,219,335	4,619,668
2.50%, 1/31/2017	ZAR	226,881,745	27,549,215
2.50%, 12/31/2050	ZAR	110,424,535	13,579,963
3.45%, 12/7/2033	ZAR	210,882,371	30,303,993

			76,052,839

SOUTH KOREA — 4.1%
Republic of South Korea:
1.50%, 6/10/2021	KRW	29,166,760,000	28,429,635
2.75%, 3/10/2017	KRW	19,953,195,344	19,547,584
2.75%, 6/10/2020	KRW	19,817,616,000	20,712,663

			68,689,882

SWEDEN — 5.5%
Kingdom of Sweden:
0.25%, 6/1/2022	SEK	130,838,387	20,517,934
0.50%, 6/1/2017	SEK	81,377,268	12,938,664
3.50%, 12/1/2015	SEK	110,393,756	18,789,888

SPDR DB International Government Inflation-Protected Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount		Value

3.50%, 12/1/2028	SEK	105,624,746	$24,239,411
4.00%, 12/1/2020	SEK	76,773,925	15,502,021

			91,987,918

TURKEY — 4.5%
Republic of Turkey:
3.00%, 2/23/2022	TRY	25,857,048	16,333,024
4.00%, 4/1/2020	TRY	38,418,769	25,053,411
9.00%, 5/21/2014	TRY	57,056,546	34,448,343

			75,834,778

UNITED KINGDOM — 19.6%
United Kingdom Treasury Bond:
0.13%, 3/22/2024	GBP	11,256,288	19,821,439
0.13%, 3/22/2044	GBP	9,126,630	15,143,657
0.25%, 3/22/2052	GBP	9,140,670	15,893,345
0.38%, 3/22/2062	GBP	5,759,371	11,083,950
0.50%, 3/22/2050	GBP	7,718,266	14,551,218
0.63%, 3/22/2040	GBP	1,135,370	2,144,450
0.63%, 11/22/2042	GBP	6,103,439	11,740,069
0.75%, 11/22/2047	GBP	6,631,892	13,375,704
1.13%, 11/22/2037	GBP	7,001,453	14,619,121
1.25%, 11/22/2017	GBP	14,812,804	26,716,606
1.25%, 11/22/2027	GBP	25,322,133	51,098,172
1.25%, 11/22/2032	GBP	5,004,236	10,431,657
1.25%, 11/22/2055	GBP	6,177,763	15,161,910
1.88%, 11/22/2022	GBP	16,955,898	34,949,079
2.00%, 1/26/2035	GBP	8,509,703	19,915,562
2.50%, 7/26/2016	GBP	5,235,627	9,328,211
2.50%, 4/16/2020	GBP	4,920,582	9,990,471
4.13%, 7/22/2030	GBP	12,123,662	34,516,344

			330,480,965

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $1,547,461,368)			1,662,655,562

	Shares
SHORT TERM INVESTMENT — 0.4%
MONEY MARKET FUND — 0.4%
State Street Institutional Liquid Reserves Fund 0.13% (a)(b)(c) (Cost $6,961,854)		6,961,854	6,961,854

TOTAL INVESTMENTS — 99.0% (d)
(Cost $1,554,423,222)			1,669,617,416
OTHER ASSETS & LIABILITIES — 1.0%			17,441,388

NET ASSETS — 100.0%			$1,687,058,804

(a)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(d)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

At March 31, 2013, Open Forward Foreign Currency Exchange Contracts were as follows:

Forward Foreign Currency Contracts to Buy:

					Net Unrealized
			Value at	In Exchange	Appreciation/
Settlement Date	Contracts to Deliver		March 31, 2013	for U.S. $	(Depreciation)	Counterparty

4/15/2013	4,000,000	BRL	$1,981,228	$2,040,088	$(58,860)	Barclays Bank PLC

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CLP — Chilean Peso
EUR — Euro Currency
GBP — Great British Pound
ILS — Israeli Shekel
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
PLN — Polish Zloty
SEK — Swedish Krona
TRY — Turkish Lira
ZAR — South African Rand

SPDR Barclays Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 97.6%
AUSTRALIA — 3.5%
Commonwealth of Australia:
4.50%, 10/21/2014	AUD	1,300,000	$1,390,038
4.75%, 10/21/2015	AUD	1,300,000	1,418,309
6.25%, 6/15/2014	AUD	1,475,000	1,600,532
6.25%, 4/15/2015	AUD	2,400,000	2,671,287

			7,080,166

AUSTRIA — 3.4%
Republic of Austria:
3.40%, 10/20/2014 (a)	EUR	2,500,000	3,371,403
3.50%, 7/15/2015 (a)	EUR	1,475,000	2,036,861
4.30%, 7/15/2014 (a)	EUR	1,000,000	1,353,402

			6,761,666

BELGIUM — 4.2%
Kingdom of Belgium:
3.50%, 3/28/2015	EUR	2,500,000	3,419,653
3.75%, 9/28/2015	EUR	1,300,000	1,812,360
4.25%, 9/28/2014	EUR	2,350,000	3,200,279

			8,432,292

CANADA — 4.4%
Government of Canada:
1.00%, 11/1/2014	CAD	1,350,000	1,328,872
1.00%, 2/1/2015	CAD	1,000,000	984,517
1.25%, 2/1/2016	CAD	500,000	494,202
1.50%, 8/1/2015	CAD	2,350,000	2,337,833
2.25%, 8/1/2014	CAD	1,450,000	1,450,599
3.00%, 6/1/2014	CAD	1,250,000	1,258,502
4.50%, 6/1/2015	CAD	1,000,000	1,057,641

			8,912,166

DENMARK — 2.9%
Kingdom of Denmark:
2.00%, 11/15/2014	DKK	11,800,000	2,101,601
4.00%, 11/15/2015	DKK	20,000,000	3,805,206

			5,906,807

FRANCE — 4.5%
French Treasury Note:
0.75%, 9/25/2014	EUR	1,000,000	1,296,106
2.00%, 7/12/2015	EUR	1,000,000	1,336,529
2.25%, 2/25/2016	EUR	600,000	812,440
Republic of France:
2.50%, 1/15/2015	EUR	900,000	1,203,939
3.00%, 7/12/2014	EUR	500,000	665,552
3.00%, 10/25/2015	EUR	1,100,000	1,510,961
4.00%, 4/25/2014	EUR	500,000	668,438
4.00%, 10/25/2014	EUR	1,200,000	1,633,612

			9,127,577

GERMANY — 10.2%
Bundesobligation:
1.75%, 10/9/2015	EUR	850,000	1,139,529
2.00%, 2/26/2016	EUR	600,000	814,592
Bundesschatzanweisungen:
Zero Coupon, 12/12/2014 (b)	EUR	1,500,000	1,926,053
0.25%, 3/13/2015	EUR	900,000	1,161,930
Federal Republic of Germany:
Zero Coupon, 6/13/2014 (b)	EUR	1,100,000	1,412,382
Zero Coupon, 9/12/2014 (b)	EUR	300,000	385,157
2.25%, 4/11/2014	EUR	900,000	1,182,085
2.25%, 4/10/2015	EUR	800,000	1,074,503
2.50%, 10/10/2014	EUR	1,300,000	1,732,358
2.50%, 2/27/2015	EUR	1,300,000	1,749,290
3.25%, 7/4/2015	EUR	1,500,000	2,067,509
3.50%, 1/4/2016	EUR	1,300,000	1,829,301
3.75%, 1/4/2015	EUR	1,250,000	1,711,094
4.25%, 7/4/2014	EUR	1,750,000	2,366,274

			20,552,057

ITALY — 10.4%
Republic of Italy:
Zero Coupon, 5/30/2014 (b)	EUR	600,000	756,437
Zero Coupon, 9/30/2014 (b)	EUR	1,000,000	1,249,043
Zero Coupon, 12/31/2014 (b)	EUR	800,000	992,044
2.50%, 3/1/2015	EUR	800,000	1,034,154
2.75%, 12/1/2015	EUR	470,000	605,512
3.00%, 4/1/2014	EUR	300,000	391,310
3.00%, 4/15/2015	EUR	1,500,000	1,953,885
3.00%, 6/15/2015	EUR	1,300,000	1,689,528
3.00%, 11/1/2015	EUR	1,500,000	1,949,313
3.50%, 6/1/2014	EUR	1,850,000	2,426,160
3.75%, 8/1/2015	EUR	1,100,000	1,451,918
4.25%, 7/1/2014	EUR	300,000	396,710
4.25%, 8/1/2014	EUR	1,500,000	1,988,109
4.25%, 2/1/2015	EUR	600,000	800,446
4.50%, 7/15/2015	EUR	1,300,000	1,742,948
6.00%, 11/15/2014	EUR	1,100,000	1,503,503

			20,931,020

JAPAN — 22.8%
Government of Japan 2 Year Bond:
0.10%, 4/15/2014	JPY	70,000,000	744,892
0.10%, 5/15/2014	JPY	80,000,000	851,338
0.10%, 6/15/2014	JPY	80,000,000	851,371
0.10%, 9/15/2014	JPY	200,000,000	2,128,677
0.10%, 11/15/2014	JPY	300,000,000	3,193,255
0.10%, 1/15/2015	JPY	230,000,000	2,448,348
0.10%, 3/15/2015	JPY	400,000,000	4,257,885
Government of Japan 5 Year Bond:
0.30%, 6/20/2015	JPY	230,000,000	2,459,358
0.40%, 6/20/2015	JPY	160,000,000	1,714,626
0.40%, 9/20/2015	JPY	650,000,000	6,970,527
0.50%, 12/20/2014	JPY	140,000,000	1,500,470
0.50%, 3/20/2015	JPY	125,000,000	1,341,196
0.60%, 12/20/2015	JPY	350,000,000	3,776,017
0.70%, 6/20/2014	JPY	284,250,000	3,047,104
0.70%, 9/20/2014	JPY	165,000,000	1,771,625
Government of Japan 10 Year Bond:
1.30%, 3/20/2015	JPY	330,000,000	3,595,993
1.50%, 9/20/2014	JPY	200,000,000	2,172,402
1.80%, 3/20/2016	JPY	290,000,000	3,244,379

			46,069,463

SPDR Barclays Short Term International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount		Value

MEXICO — 3.0%
Mexican Bonos:
6.00%, 6/18/2015	MXN	22,500,000	$1,889,915
8.00%, 12/17/2015	MXN	22,500,000	1,990,463
9.50%, 12/18/2014	MXN	25,000,000	2,204,580

			6,084,958

NETHERLANDS — 4.3%
Kingdom of the Netherlands:
0.75%, 4/15/2015 (a)	EUR	1,250,000	1,624,747
2.75%, 1/15/2015 (a)	EUR	1,100,000	1,479,321
3.25%, 7/15/2015 (a)	EUR	2,650,000	3,642,492
3.75%, 7/15/2014 (a)	EUR	1,450,000	1,950,278

			8,696,838

POLAND — 3.0%
Republic of Poland:
Zero Coupon, 7/25/2014 (b)	PLN	4,000,000	1,182,001
5.50%, 4/25/2015	PLN	4,300,000	1,382,103
5.75%, 4/25/2014	PLN	5,000,000	1,578,579
6.25%, 10/24/2015	PLN	5,500,000	1,815,493

			5,958,176

SINGAPORE — 2.6%
Government of Singapore:
0.25%, 2/1/2015	SGD	1,000,000	806,302
1.38%, 10/1/2014	SGD	1,700,000	1,394,145
2.88%, 7/1/2015	SGD	1,900,000	1,622,642
3.63%, 7/1/2014	SGD	1,600,000	1,344,902

			5,167,991

SOUTH AFRICA — 2.4%
Republic of South Africa:
8.75%, 12/21/2014	ZAR	7,150,000	822,825
13.50%, 9/15/2015	ZAR	31,000,000	3,988,850

			4,811,675

SOUTH KOREA — 4.4%
Korea Treasury Bond:
2.84%, 12/2/2014	KRW	1,500,000,000	1,355,503
3.25%, 12/10/2014	KRW	1,690,000,000	1,538,016
3.25%, 6/10/2015	KRW	4,000,000,000	3,654,981
3.50%, 6/10/2014	KRW	1,500,000,000	1,363,769
5.00%, 9/10/2014	KRW	1,100,000,000	1,023,333

			8,935,602

SPAIN — 4.5%
Kingdom of Spain:
2.75%, 3/31/2015	EUR	1,000,000	1,291,681
3.00%, 4/30/2015	EUR	1,100,000	1,425,312
3.30%, 10/31/2014	EUR	1,300,000	1,696,956
3.75%, 10/31/2015	EUR	350,000	458,423
4.00%, 7/30/2015	EUR	1,200,000	1,583,526
4.40%, 1/31/2015	EUR	1,000,000	1,332,125
4.75%, 7/30/2014	EUR	1,000,000	1,331,611

			9,119,634

SWEDEN — 2.8%
Kingdom of Sweden:
4.50%, 8/12/2015	SEK	17,000,000	2,824,970
6.75%, 5/5/2014	SEK	17,000,000	2,778,107

			5,603,077

UNITED KINGDOM — 4.3%
United Kingdom Treasury Bond:
2.00%, 1/22/2016	GBP	1,650,000	2,624,628
2.75%, 1/22/2015	GBP	1,500,000	2,381,834
4.75%, 9/7/2015	GBP	1,350,000	2,275,070
5.00%, 9/7/2014	GBP	650,000	1,054,523
8.00%, 12/7/2015	GBP	185,000	339,512

			8,675,567

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $203,509,383)			196,826,732

	Shares
SHORT TERM INVESTMENT — 0.5%
MONEY MARKET FUND — 0.5%
State Street Institutional Liquid Reserves Fund 0.13% (c)(d)(e) (Cost $910,048)		910,048	910,048

TOTAL INVESTMENTS — 98.1% (f)
(Cost $204,419,431)			197,736,780
OTHER ASSETS & LIABILITIES — 1.9%			3,893,539

NET ASSETS — 100.0%			$201,630,319

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 7.7% of net assets as of March 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

AUD — Australian Dollar
CAD — Canadian Dollar
DKK — Danish Krone
EUR — Euro Currency
GBP — Great British Pound
JPY — Japanese Yen
KRW — South Korean Won
MXN — Mexican Peso
PLN — Polish Zloty
SEK — Swedish Krona
SGD — Singapore Dollar
ZAR — South African Rand

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 98.6%
AUSTRALIA — 4.2%
Commonwealth of Australia:
2.75%, 4/21/2024	AUD	2,500,000	$2,422,572
3.25%, 4/21/2029	AUD	1,000,000	956,331
4.25%, 7/21/2017	AUD	3,300,000	3,617,870
4.50%, 10/21/2014	AUD	4,500,000	4,811,669
4.50%, 4/15/2020	AUD	6,250,000	7,032,779
4.75%, 10/21/2015	AUD	2,000,000	2,182,015
4.75%, 6/15/2016	AUD	6,050,000	6,668,083
4.75%, 4/21/2027 (a)	AUD	2,400,000	2,763,515
5.25%, 3/15/2019	AUD	6,285,000	7,303,791
5.50%, 1/21/2018	AUD	5,025,000	5,814,557
5.50%, 4/21/2023	AUD	3,500,000	4,288,069
5.75%, 5/15/2021	AUD	6,350,000	7,756,943
5.75%, 7/15/2022	AUD	3,500,000	4,331,564
5.75%, 7/15/2022	AUD	2,100,000	2,598,938
6.00%, 2/15/2017	AUD	4,300,000	4,989,672
6.25%, 6/15/2014	AUD	4,000,000	4,340,426
6.25%, 4/15/2015	AUD	5,250,000	5,843,441

			77,722,235

AUSTRIA — 4.4%
Republic of Austria:
1.95%, 6/18/2019 (b)	EUR	1,200,000	1,624,366
3.15%, 6/20/2044 (b)	EUR	1,200,000	1,708,950
3.20%, 2/20/2017 (b)	EUR	4,200,000	5,938,363
3.40%, 10/20/2014 (b)	EUR	4,000,000	5,394,244
3.40%, 11/22/2022 (b)	EUR	2,950,000	4,360,065
3.50%, 7/15/2015 (b)	EUR	3,500,000	4,833,230
3.50%, 9/15/2021 (b)	EUR	5,250,000	7,811,266
3.65%, 4/20/2022 (b)	EUR	1,500,000	2,257,581
3.65%, 4/20/2022 (b)	EUR	375,000	564,395
3.80%, 1/26/2062 (b)	EUR	1,000,000	1,655,332
3.90%, 7/15/2020 (b)	EUR	4,600,000	6,980,133
4.00%, 9/15/2016 (b)	EUR	4,200,000	6,048,870
4.15%, 3/15/2037 (b)	EUR	3,925,000	6,469,560
4.30%, 7/15/2014 (b)	EUR	2,200,000	2,977,485
4.30%, 9/15/2017 (b)	EUR	4,000,000	5,953,146
4.65%, 1/15/2018 (b)	EUR	5,545,000	8,431,183
4.85%, 3/15/2026 (b)	EUR	1,700,000	2,867,229
6.25%, 7/15/2027	EUR	2,915,000	5,617,906

			81,493,304

BELGIUM — 4.5%
Kingdom of Belgium:
1.25%, 6/22/2018	EUR	1,000,000	1,295,787
2.25%, 6/22/2023	EUR	1,000,000	1,285,580
2.75%, 3/28/2016	EUR	1,600,000	2,195,313
3.00%, 9/28/2019	EUR	1,300,000	1,842,272
3.25%, 9/28/2016	EUR	2,925,000	4,104,922
3.50%, 3/28/2015	EUR	2,650,000	3,624,832
3.50%, 6/28/2017	EUR	5,900,000	8,424,718
3.75%, 9/28/2015	EUR	3,675,000	5,123,404
4.00%, 3/28/2017 (b)	EUR	500,000	724,580
4.00%, 3/28/2019	EUR	3,380,000	5,042,943
4.00%, 3/28/2022	EUR	5,500,000	8,256,116
4.00%, 3/28/2032	EUR	1,750,000	2,590,528
4.25%, 9/28/2014	EUR	3,000,000	4,085,462
4.25%, 9/28/2021	EUR	3,750,000	5,731,545
4.25%, 9/28/2022	EUR	3,000,000	4,567,015
4.25%, 3/28/2041	EUR	2,400,000	3,682,180
4.50%, 3/28/2026	EUR	1,550,000	2,409,920
5.00%, 3/28/2035	EUR	3,975,000	6,681,317
5.50%, 9/28/2017	EUR	4,700,000	7,276,238
5.50%, 3/28/2028	EUR	3,020,000	5,215,107

			84,159,779

CANADA — 4.3%
Government of Canada:
0.75%, 5/1/2014	CAD	2,500,000	2,453,738
1.00%, 11/1/2014	CAD	1,000,000	984,350
1.00%, 2/1/2015	CAD	650,000	639,936
1.25%, 3/1/2018	CAD	1,000,000	981,741
1.50%, 8/1/2015	CAD	3,000,000	2,984,468
1.50%, 3/1/2017	CAD	3,900,000	3,876,468
1.50%, 9/1/2017	CAD	3,300,000	3,279,049
1.50%, 6/1/2023	CAD	900,000	855,219
2.00%, 12/1/2014	CAD	4,500,000	4,502,481
2.75%, 9/1/2016	CAD	2,800,000	2,900,623
2.75%, 6/1/2022	CAD	3,600,000	3,837,661
3.00%, 6/1/2014	CAD	5,250,000	5,285,708
3.25%, 6/1/2021	CAD	3,000,000	3,312,387
3.50%, 6/1/2020	CAD	3,000,000	3,338,048
3.50%, 12/1/2045	CAD	900,000	1,082,746
3.75%, 6/1/2019	CAD	3,575,000	3,989,418
4.00%, 6/1/2016	CAD	7,530,000	8,068,911
4.00%, 6/1/2041	CAD	4,475,000	5,732,334
4.25%, 6/1/2018	CAD	1,500,000	1,690,447
4.50%, 6/1/2015	CAD	4,750,000	5,023,793
5.00%, 6/1/2037	CAD	4,100,000	5,841,980
5.75%, 6/1/2029	CAD	3,490,000	5,032,409
5.75%, 6/1/2033	CAD	1,500,000	2,252,163
8.00%, 6/1/2027	CAD	1,000,000	1,688,361

			79,634,439

DENMARK — 3.5%
Kingdom of Denmark:
1.50%, 11/15/2023	DKK	9,000,000	1,551,775
2.00%, 11/15/2014	DKK	30,000,000	5,343,054
2.50%, 11/15/2016	DKK	11,000,000	2,054,919
3.00%, 11/15/2021	DKK	50,950,000	10,157,125
4.00%, 11/15/2015	DKK	47,900,000	9,113,467
4.00%, 11/15/2017	DKK	33,580,000	6,759,381
4.00%, 11/15/2019	DKK	45,100,000	9,435,754
4.50%, 11/15/2039	DKK	65,985,000	16,911,334
7.00%, 11/10/2024	DKK	14,300,000	3,943,800

			65,270,609

FRANCE — 4.5%
French Treasury Note:
0.75%, 9/25/2014	EUR	2,750,000	3,564,290
1.00%, 7/25/2017	EUR	3,600,000	4,679,321
1.75%, 2/25/2017	EUR	2,900,000	3,889,623
2.00%, 7/12/2015	EUR	3,275,000	4,377,133
2.25%, 2/25/2016	EUR	4,000,000	5,416,269
Republic of France:
2.50%, 1/15/2015	EUR	3,030,000	4,053,263
2.50%, 10/25/2020	EUR	4,600,000	6,334,513
2.75%, 10/25/2027	EUR	2,000,000	2,596,757
3.25%, 10/25/2021	EUR	4,500,000	6,459,726
3.50%, 4/25/2020	EUR	5,000,000	7,349,131
3.75%, 10/25/2019	EUR	4,030,000	6,001,200
3.75%, 4/25/2021	EUR	3,000,000	4,467,887

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount		Value

4.00%, 4/25/2014	EUR	3,600,000	$4,812,753
4.00%, 10/25/2038	EUR	1,500,000	2,228,654
4.00%, 4/25/2060	EUR	1,150,000	1,719,267
4.25%, 10/25/2018	EUR	3,200,000	4,840,409
4.50%, 4/25/2041	EUR	2,950,000	4,741,101
5.00%, 10/25/2016	EUR	270,000	401,633
5.50%, 4/25/2029	EUR	3,250,000	5,674,671
6.00%, 10/25/2025	EUR	100,000	178,042

			83,785,643

GERMANY — 4.5%
Federal Republic of Germany:
Zero Coupon, 6/13/2014 (c)	EUR	1,300,000	1,669,179
Zero Coupon, 9/12/2014 (c)	EUR	1,200,000	1,540,629
0.50%, 4/7/2017	EUR	1,450,000	1,888,086
0.50%, 10/13/2017	EUR	1,700,000	2,209,273
0.50%, 2/23/2018	EUR	300,000	388,647
0.75%, 2/24/2017	EUR	1,000,000	1,314,661
1.25%, 10/14/2016	EUR	750,000	1,002,743
1.50%, 9/4/2022	EUR	1,300,000	1,710,475
1.50%, 2/15/2023	EUR	400,000	523,912
1.75%, 7/4/2022	EUR	2,200,000	2,967,682
2.25%, 4/11/2014	EUR	1,700,000	2,232,828
2.25%, 4/10/2015	EUR	3,130,000	4,203,995
2.50%, 10/10/2014	EUR	2,375,000	3,164,885
2.50%, 1/4/2021	EUR	2,000,000	2,887,323
2.50%, 7/4/2044	EUR	700,000	954,977
2.75%, 4/8/2016	EUR	600,000	833,483
3.00%, 7/4/2020	EUR	2,150,000	3,203,372
3.25%, 7/4/2021	EUR	2,650,000	4,021,742
3.25%, 7/4/2042	EUR	1,400,000	2,210,379
3.50%, 1/4/2016	EUR	3,900,000	5,487,902
3.50%, 7/4/2019	EUR	5,725,000	8,697,522
3.75%, 1/4/2015	EUR	2,700,000	3,695,964
4.00%, 7/4/2016	EUR	4,150,000	6,009,953
4.00%, 1/4/2037	EUR	2,800,000	4,828,367
4.25%, 7/4/2017	EUR	2,090,000	3,146,181
4.25%, 7/4/2018	EUR	200,000	308,800
4.25%, 7/4/2039	EUR	800,000	1,452,881
4.75%, 7/4/2034	EUR	200,000	372,440
4.75%, 7/4/2040	EUR	200,000	392,515
5.50%, 1/4/2031	EUR	2,350,000	4,577,448
5.63%, 1/4/2028	EUR	3,115,000	5,956,754

			83,854,998

ITALY — 10.7%
Republic of Italy:
Zero Coupon, 5/30/2014 (c)	EUR	400,000	504,291
Zero Coupon, 9/30/2014 (c)	EUR	1,100,000	1,373,948
Zero Coupon, 12/31/2014 (c)	EUR	5,000,000	6,200,273
2.50%, 3/1/2015	EUR	5,000,000	6,463,462
2.75%, 12/1/2015	EUR	2,750,000	3,542,891
3.00%, 4/1/2014	EUR	1,000,000	1,304,365
3.00%, 6/15/2015	EUR	4,600,000	5,978,329
3.00%, 11/1/2015	EUR	2,100,000	2,729,038
3.50%, 6/1/2014	EUR	1,300,000	1,704,869
3.50%, 11/1/2017	EUR	7,500,000	9,634,366
3.75%, 4/15/2016	EUR	4,000,000	5,290,129
3.75%, 8/1/2016	EUR	5,000,000	6,602,004
3.75%, 3/1/2021	EUR	1,980,000	2,489,337
3.75%, 8/1/2021	EUR	2,600,000	3,271,284
4.00%, 2/1/2017	EUR	4,000,000	5,291,598
4.00%, 9/1/2020	EUR	2,250,000	2,886,941
4.00%, 2/1/2037	EUR	2,765,000	3,064,807
4.25%, 7/1/2014	EUR	500,000	661,183
4.25%, 2/1/2015	EUR	4,050,000	5,403,009
4.25%, 2/1/2019	EUR	1,750,000	2,294,589
4.25%, 9/1/2019	EUR	2,350,000	3,075,077
4.25%, 3/1/2020	EUR	1,500,000	1,946,913
4.50%, 7/15/2015	EUR	5,000,000	6,703,647
4.50%, 2/1/2018	EUR	1,000,000	1,336,837
4.50%, 8/1/2018	EUR	1,475,000	1,965,831
4.50%, 3/1/2019	EUR	1,500,000	1,988,363
4.50%, 2/1/2020	EUR	1,750,000	2,302,634
4.50%, 5/1/2023	EUR	1,000,000	1,265,159
4.50%, 3/1/2026	EUR	5,000,000	6,294,976
4.75%, 9/15/2016	EUR	5,000,000	6,798,663
4.75%, 5/1/2017	EUR	5,000,000	6,747,171
4.75%, 6/1/2017	EUR	5,000,000	6,748,070
4.75%, 9/1/2021	EUR	2,400,000	3,176,913
4.75%, 8/1/2023	EUR	1,475,000	1,912,419
4.75%, 9/1/2028 (b)	EUR	4,500,000	5,677,902
5.00%, 3/1/2022	EUR	5,000,000	6,663,833
5.00%, 3/1/2025 (b)	EUR	5,000,000	6,550,062
5.00%, 8/1/2034	EUR	4,000,000	5,086,266
5.00%, 8/1/2039	EUR	1,400,000	1,758,933
5.00%, 9/1/2040	EUR	4,000,000	4,995,814
5.25%, 8/1/2017	EUR	6,000,000	8,270,883
5.25%, 11/1/2029	EUR	1,750,000	2,298,949
5.50%, 9/1/2022	EUR	4,250,000	5,800,039
5.50%, 11/1/2022	EUR	7,000,000	9,547,342
5.75%, 2/1/2033	EUR	4,000,000	5,503,136
6.00%, 5/1/2031	EUR	1,250,000	1,763,116
6.50%, 11/1/2027	EUR	2,885,000	4,237,426

			197,107,087

JAPAN — 22.9%
Government of Japan 2 Year Bond:
0.10%, 5/15/2014	JPY	30,000,000	319,252
0.10%, 6/15/2014	JPY	475,000,000	5,055,016
0.10%, 7/15/2014	JPY	300,000,000	3,192,766
0.10%, 10/15/2014	JPY	300,000,000	3,193,133
0.10%, 12/15/2014	JPY	1,000,000,000	10,644,597
0.10%, 1/15/2015	JPY	700,000,000	7,451,493
Government of Japan 5 Year Bond:
0.20%, 6/20/2017	JPY	900,000,000	9,604,537
0.20%, 9/20/2017	JPY	700,000,000	7,470,516
0.20%, 12/20/2017	JPY	1,100,000,000	11,739,651
0.30%, 6/20/2016	JPY	415,000,000	4,444,150
0.30%, 3/20/2017	JPY	400,000,000	4,285,361
0.40%, 6/20/2015	JPY	400,000,000	4,286,565
0.40%, 6/20/2016	JPY	400,000,000	4,297,184
0.50%, 12/20/2014	JPY	475,000,000	5,090,881
0.50%, 3/20/2015	JPY	660,000,000	7,081,515
0.50%, 3/20/2016	JPY	400,000,000	4,307,705
0.60%, 12/20/2015	JPY	459,750,000	4,960,068

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount		Value

Government of Japan 10 Year Bond:
0.30%, 12/20/2016	JPY	1,135,000,000	$12,158,540
0.60%, 3/20/2023	JPY	500,000,000	5,334,253
0.70%, 12/20/2022	JPY	870,550,000	9,426,977
0.80%, 9/20/2020	JPY	400,000,000	4,406,539
0.80%, 6/20/2022	JPY	199,950,000	2,188,336
0.80%, 9/20/2022	JPY	400,000,000	4,374,929
0.90%, 3/20/2022	JPY	185,000,000	2,043,243
0.90%, 6/20/2022	JPY	400,000,000	4,416,082
1.00%, 9/20/2020	JPY	579,000,000	6,469,306
1.00%, 12/20/2021	JPY	250,000,000	2,785,990
1.00%, 3/20/2022	JPY	400,000,000	4,455,222
1.10%, 9/20/2021	JPY	715,000,000	8,034,898
1.20%, 12/20/2020	JPY	360,000,000	4,077,959
1.20%, 6/20/2021	JPY	625,000,000	7,078,168
1.30%, 3/20/2018	JPY	300,000,000	3,375,526
1.30%, 12/20/2019	JPY	447,000,000	5,090,380
1.30%, 3/20/2020	JPY	450,000,000	5,131,283
1.30%, 3/20/2021	JPY	275,000,000	3,137,030
1.50%, 9/20/2014	JPY	2,062,200,000	22,399,633
1.50%, 9/20/2015	JPY	625,000,000	6,882,758
1.50%, 12/20/2017	JPY	500,000,000	5,661,210
1.50%, 6/20/2018	JPY	240,000,000	2,732,452
1.60%, 12/20/2015	JPY	409,500,000	4,536,116
1.70%, 9/20/2016	JPY	777,000,000	8,722,879
1.70%, 12/20/2016	JPY	505,100,000	5,689,708
1.70%, 3/20/2017	JPY	680,000,000	7,685,924
1.70%, 9/20/2017	JPY	648,000,000	7,376,104
1.80%, 6/20/2017	JPY	300,000,000	3,416,165
1.90%, 6/20/2016	JPY	202,600,000	2,280,319
Government of Japan 20 Year Bond:
1.60%, 3/20/2032	JPY	20,000,000	221,593
1.70%, 9/20/2032	JPY	400,000,000	4,477,694
1.70%, 12/20/2032	JPY	325,000,000	3,627,635
1.80%, 9/20/2030	JPY	251,350,000	2,913,543
1.80%, 9/20/2031	JPY	260,000,000	2,987,365
1.80%, 12/20/2031	JPY	535,000,000	6,132,328
1.90%, 9/20/2022	JPY	750,000,000	9,013,736
1.90%, 12/20/2023	JPY	335,000,000	4,043,972
1.90%, 3/20/2029	JPY	404,300,000	4,800,402
1.90%, 9/20/2030	JPY	231,000,000	2,716,179
1.90%, 3/20/2031	JPY	55,000,000	644,240
2.10%, 9/21/2021	JPY	650,000,000	7,879,200
2.10%, 9/20/2024	JPY	200,000,000	2,461,825
2.10%, 9/20/2025	JPY	480,000,000	5,909,595
2.10%, 9/20/2029	JPY	457,750,000	5,564,803
2.10%, 12/20/2030	JPY	150,000,000	1,810,973
2.20%, 3/20/2031	JPY	400,000,000	4,889,896
2.30%, 6/20/2027	JPY	1,696,200,000	21,282,024
2.60%, 3/20/2019	JPY	468,300,000	5,693,954
2.90%, 9/20/2019	JPY	951,200,000	11,856,553
Government of Japan 30 Year Bond:
1.70%, 6/20/2033	JPY	310,000,000	3,448,237
1.90%, 9/20/2042	JPY	250,000,000	2,840,635
2.00%, 9/20/2040	JPY	332,200,000	3,876,681
2.00%, 3/20/2042	JPY	100,000,000	1,162,095
2.20%, 3/20/2041	JPY	205,550,000	2,495,955
2.30%, 3/20/2039	JPY	465,900,000	5,761,868
2.30%, 3/20/2040	JPY	301,550,000	3,732,202
2.40%, 3/20/2037	JPY	410,700,000	5,154,530
2.50%, 9/20/2034	JPY	450,000,000	5,701,072
2.50%, 9/20/2035	JPY	455,000,000	5,783,112
Government of Japan 40 Year Bond 2.00%, 3/20/2052	JPY	500,000,000	5,761,716

			423,437,932

MEXICO — 3.8%
Mexican Bonos:
5.00%, 6/15/2017	MXN	55,000,000	4,522,747
6.00%, 6/18/2015	MXN	52,500,000	4,409,802
6.25%, 6/16/2016	MXN	39,000,000	3,327,536
6.50%, 6/10/2021	MXN	48,500,000	4,355,734
6.50%, 6/9/2022	MXN	45,000,000	4,059,710
7.50%, 6/3/2027	MXN	44,250,000	4,344,764
7.75%, 12/14/2017	MXN	12,000,000	1,099,194
7.75%, 5/29/2031	MXN	22,000,000	2,202,111
7.75%, 11/13/2042	MXN	25,000,000	2,550,992
8.00%, 12/17/2015	MXN	22,000,000	1,946,230
8.00%, 6/11/2020	MXN	20,000,000	1,932,892
8.50%, 5/31/2029	MXN	43,400,000	4,627,919
8.50%, 11/18/2038	MXN	40,000,000	4,374,713
9.50%, 12/18/2014	MXN	71,250,000	6,283,054
10.00%, 11/20/2036	MXN	39,500,000	4,901,577
United Mexican States:
7.00%, 6/19/2014	MXN	40,000,000	3,352,192
7.25%, 12/15/2016	MXN	53,350,000	4,716,651
8.50%, 12/13/2018	MXN	27,250,000	2,621,979
10.00%, 12/5/2024	MXN	48,300,000	5,628,719

			71,258,516

NETHERLANDS — 4.5%
Kingdom of the Netherlands:
0.75%, 4/15/2015 (b)	EUR	4,500,000	5,849,088
1.25%, 1/15/2018 (b)	EUR	3,300,000	4,340,457
2.25%, 7/15/2022 (b)	EUR	2,000,000	2,716,332
2.50%, 1/15/2017 (b)	EUR	4,400,000	6,071,428
2.50%, 1/15/2033 (b)	EUR	1,600,000	2,092,899
3.25%, 7/15/2015 (b)	EUR	7,900,000	10,858,752
3.25%, 7/15/2021 (b)	EUR	4,300,000	6,312,765
3.50%, 7/15/2020 (b)	EUR	5,880,000	8,753,148
3.75%, 7/15/2014 (b)	EUR	4,400,000	5,918,086
3.75%, 1/15/2023 (b)	EUR	3,400,000	5,184,568
3.75%, 1/15/2042 (b)	EUR	3,300,000	5,372,846
4.00%, 7/15/2018 (b)	EUR	3,410,000	5,095,453
4.00%, 1/15/2037 (b)	EUR	2,870,000	4,737,268
4.50%, 7/15/2017 (b)	EUR	3,000,000	4,486,848
5.50%, 1/15/2028 (b)	EUR	3,180,000	5,801,174

			83,591,112

POLAND — 3.4%
Poland Government Bond:
3.75%, 4/25/2018	PLN	3,000,000	937,140
4.00%, 10/25/2023	PLN	4,000,000	1,236,668
4.75%, 10/25/2016	PLN	10,000,000	3,225,261
4.75%, 4/25/2017	PLN	14,100,000	4,564,525
5.00%, 4/25/2016	PLN	25,000,000	8,070,070
5.25%, 10/25/2017	PLN	16,100,000	5,340,184
5.25%, 10/25/2020	PLN	15,650,000	5,312,180
5.75%, 10/25/2021	PLN	20,350,000	7,135,905

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount		Value

5.75%, 4/25/2029	PLN	6,700,000	$2,445,203
Republic of Poland:
5.50%, 4/25/2015	PLN	18,550,000	5,962,327
5.50%, 10/25/2019	PLN	10,025,000	3,427,508
5.75%, 4/25/2014	PLN	18,100,000	5,714,457
5.75%, 9/23/2022	PLN	11,960,000	4,206,491
6.25%, 10/24/2015	PLN	18,715,000	6,177,627

			63,755,546

SOUTH AFRICA — 3.4%
Republic of South Africa:
8.25%, 9/15/2017	ZAR	66,000,000	7,833,429
8.75%, 12/21/2014	ZAR	14,500,000	1,668,667
13.50%, 9/15/2015	ZAR	39,025,000	5,021,447
South Africa Government Bond:
6.25%, 3/31/2036	ZAR	36,500,000	3,188,306
6.50%, 2/28/2041	ZAR	32,500,000	2,874,076
6.75%, 3/31/2021	ZAR	55,500,000	6,130,471
7.00%, 2/28/2031	ZAR	45,000,000	4,484,912
7.25%, 1/15/2020	ZAR	81,785,000	9,312,014
7.75%, 2/28/2023	ZAR	35,000,000	4,059,862
8.00%, 12/21/2018	ZAR	48,750,000	5,767,457
8.75%, 2/28/2048	ZAR	26,000,000	2,964,651
10.50%, 12/21/2026	ZAR	6,000,000	827,232
10.50%, 12/21/2026	ZAR	57,600,000	7,941,429

			62,073,953

SPAIN — 4.5%
Kingdom of Spain:
3.00%, 4/30/2015	EUR	1,000,000	1,295,738
3.15%, 1/31/2016	EUR	3,660,000	4,716,976
3.25%, 4/30/2016	EUR	2,300,000	2,959,589
3.30%, 10/31/2014	EUR	4,350,000	5,678,277
3.40%, 4/30/2014	EUR	2,000,000	2,613,912
3.75%, 10/31/2015	EUR	1,250,000	1,637,227
3.80%, 1/31/2017	EUR	3,500,000	4,534,823
4.00%, 7/30/2015	EUR	2,800,000	3,694,893
4.00%, 4/30/2020	EUR	3,250,000	4,070,667
4.10%, 7/30/2018	EUR	2,100,000	2,718,990
4.20%, 1/31/2037	EUR	2,985,000	3,123,350
4.25%, 10/31/2016	EUR	2,750,000	3,620,720
4.30%, 10/31/2019	EUR	500,000	643,655
4.40%, 1/31/2015	EUR	4,500,000	5,994,561
4.60%, 7/30/2019	EUR	4,220,000	5,546,341
4.65%, 7/30/2025	EUR	2,700,000	3,259,876
4.70%, 7/30/2041	EUR	1,750,000	1,944,255
4.80%, 1/31/2024	EUR	1,300,000	1,614,074
4.85%, 10/31/2020	EUR	2,750,000	3,578,592
4.90%, 7/30/2040	EUR	1,000,000	1,153,866
5.40%, 1/31/2023 (b)	EUR	500,000	658,974
5.50%, 7/30/2017	EUR	2,500,000	3,448,770
5.50%, 4/30/2021	EUR	3,000,000	4,051,076
5.75%, 7/30/2032	EUR	1,200,000	1,581,569
5.85%, 1/31/2022	EUR	3,300,000	4,493,898
5.90%, 7/30/2026	EUR	1,000,000	1,344,837
6.00%, 1/31/2029	EUR	2,200,000	2,992,824

			82,972,330

SWEDEN — 3.4%
Kingdom of Sweden:
2.25%, 6/1/2032	SEK	12,000,000	1,828,367
3.00%, 7/12/2016 (a)	SEK	28,500,000	4,651,882
3.50%, 6/1/2022	SEK	58,320,000	10,322,730
3.50%, 3/30/2039	SEK	32,300,000	5,884,641
3.75%, 8/12/2017	SEK	40,635,000	6,921,449
4.25%, 3/12/2019	SEK	42,655,000	7,615,839
4.50%, 8/12/2015	SEK	51,970,000	8,636,100
5.00%, 12/1/2020	SEK	41,850,000	8,016,251
6.75%, 5/5/2014	SEK	50,000,000	8,170,901

			62,048,160

UNITED KINGDOM — 12.1%
United Kingdom Treasury Bond:
1.00%, 9/7/2017	GBP	5,200,000	8,021,805
1.25%, 7/22/2018	GBP	1,000,000	1,548,607
1.75%, 1/22/2017	GBP	3,700,000	5,891,990
1.75%, 9/7/2022	GBP	3,700,000	5,613,661
2.00%, 1/22/2016	GBP	4,500,000	7,158,075
2.75%, 1/22/2015	GBP	5,375,000	8,534,906
3.25%, 1/22/2044	GBP	1,500,000	2,297,993
3.75%, 9/7/2019	GBP	4,500,000	7,984,462
3.75%, 9/7/2020	GBP	4,300,000	7,664,790
3.75%, 9/7/2021	GBP	2,750,000	4,913,939
3.75%, 7/22/2052	GBP	2,800,000	4,728,826
4.00%, 9/7/2016	GBP	4,650,000	7,940,571
4.00%, 3/7/2022	GBP	4,350,000	7,917,726
4.00%, 1/22/2060	GBP	2,050,000	3,690,303
4.25%, 12/7/2027	GBP	4,850,000	9,050,364
4.25%, 6/7/2032	GBP	2,975,000	5,530,325
4.25%, 3/7/2036	GBP	700,000	1,291,978
4.25%, 9/7/2039	GBP	1,100,000	2,028,791
4.25%, 12/7/2040	GBP	5,100,000	9,400,530
4.25%, 12/7/2046	GBP	2,825,000	5,233,212
4.25%, 12/7/2049	GBP	2,700,000	5,017,725
4.25%, 12/7/2055	GBP	3,400,000	6,378,504
4.50%, 3/7/2019	GBP	4,200,000	7,692,787
4.50%, 9/7/2034	GBP	5,000,000	9,564,630
4.50%, 12/7/2042	GBP	2,825,000	5,442,845
4.75%, 9/7/2015	GBP	4,415,000	7,440,323
4.75%, 3/7/2020	GBP	4,600,000	8,653,350
4.75%, 12/7/2030	GBP	4,450,000	8,767,344
4.75%, 12/7/2038	GBP	3,914,000	7,783,996
5.00%, 9/7/2014	GBP	5,000,000	8,111,715
5.00%, 3/7/2018	GBP	4,225,000	7,749,035
5.00%, 3/7/2025	GBP	3,725,000	7,416,843
6.00%, 12/7/2028	GBP	2,850,000	6,356,832
8.00%, 12/7/2015	GBP	1,000,000	1,835,199
8.00%, 6/7/2021	GBP	3,375,000	7,738,456
8.75%, 8/25/2017	GBP	500,000	1,029,578

			223,422,016

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $1,803,995,647)			1,825,587,659

SPDR Barclays International Treasury Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value
SHORT TERM INVESTMENTS — 0.3%
MONEY MARKET FUNDS — 0.3%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	3,834,300	$3,834,300
State Street Institutional Liquid Reserves Fund 0.13% (e)(f)(g)	961,733	961,733

TOTAL SHORT TERM INVESTMENTS —
(Cost $4,796,033)		4,796,033

TOTAL INVESTMENTS — 98.9% (h)
(Cost $1,808,791,680)		1,830,383,692
OTHER ASSETS & LIABILITIES — 1.1%		20,198,390

NET ASSETS — 100.0%		$1,850,582,082

(a)	A portion of the security was on loan at March 31, 2013.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 9.4% of net assets as of March 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

AUD — Australian Dollar
CAD — Canadian Dollar
DKK — Danish Krone
EUR — Euro Currency
GBP — Great British Pound
JPY — Japanese Yen
MXN — Mexican Peso
PLN — Polish Zloty
SEK — Swedish Krona
ZAR — South African Rand

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount		Value

CORPORATE BONDS & NOTES — 97.8%
AUSTRALIA — 4.2%
Australia & New Zealand Banking Group, Ltd. 3.75%, 3/10/2017	EUR	300,000	$425,073
BHP Billiton Finance, Ltd.:
2.13%, 11/29/2018	EUR	200,000	267,033
2.25%, 9/25/2020	EUR	200,000	264,309
3.25%, 9/25/2024	GBP	100,000	151,780
3.75%, 10/18/2017	AUD	200,000	206,362
4.30%, 9/25/2042	GBP	100,000	150,810
6.38%, 4/4/2016	EUR	100,000	149,967
Commonwealth Bank of Australia:
4.25%, 11/10/2016	EUR	200,000	286,212
4.38%, 2/25/2020	EUR	150,000	224,994
6.50%, 7/21/2015	AUD	300,000	332,366
National Australia Bank, Ltd.:
2.75%, 8/8/2022	EUR	150,000	199,861
3.50%, 1/23/2015	EUR	250,000	337,937
4.00%, 7/13/2020	EUR	220,000	323,647
4.75%, 7/15/2016	EUR	100,000	144,140
5.50%, 5/20/2015	EUR	200,000	283,053
6.00%, 2/15/2017	AUD	400,000	444,981
Telstra Corp., Ltd.:
2.50%, 9/15/2023	EUR	100,000	129,947
3.50%, 9/21/2022	EUR	100,000	142,461
4.25%, 3/23/2020	EUR	150,000	225,624
4.75%, 3/21/2017	EUR	200,000	295,769
Westpac Banking Corp.:
4.13%, 5/25/2018	EUR	200,000	291,213
4.25%, 9/22/2016	EUR	150,000	213,816
7.25%, 11/18/2016	AUD	400,000	462,407

			5,953,762

BELGIUM — 0.2%
Anheuser-Busch InBev NV 6.50%, 6/23/2017	GBP	100,000	183,446
Fortis Bank SA 4.50%, 5/30/2014	EUR	100,000	133,855

			317,301

CANADA — 0.3%
The Toronto-Dominion Bank 5.38%, 5/14/2015	EUR	300,000	424,236

DENMARK — 0.9%
Carlsberg Breweries A/S:
3.38%, 10/13/2017	EUR	200,000	278,474
6.00%, 5/28/2014	EUR	100,000	136,140
Danske Bank A/S:
2.50%, 7/9/2015	EUR	200,000	264,304
3.88%, 5/18/2016	EUR	200,000	275,913
3.88%, 2/28/2017	EUR	100,000	139,442
4.75%, 6/4/2014	EUR	150,000	201,290

			1,295,563

FRANCE — 13.3%
Autoroutes du Sud de la France SA 5.63%, 7/4/2022	EUR	250,000	402,649
AXA SA 4.50%, 1/23/2015	EUR	150,000	205,575
Banque Federative du Credit Mutuel:
1.63%, 1/11/2018	EUR	200,000	254,774
2.00%, 9/19/2019	EUR	100,000	126,706
4.13%, 7/20/2020	EUR	200,000	289,436
4.38%, 5/31/2016	EUR	250,000	351,873
BNP Paribas SA:
1.50%, 3/12/2018	EUR	100,000	126,171
2.50%, 8/23/2019	EUR	100,000	130,442
2.88%, 7/13/2015 (a)	EUR	200,000	267,727
2.88%, 11/27/2017	EUR	150,000	202,999
2.88%, 10/24/2022	EUR	100,000	127,832
2.88%, 9/26/2023	EUR	200,000	251,750
3.00%, 2/24/2017	EUR	200,000	272,104
3.50%, 3/7/2016	EUR	250,000	342,473
3.75%, 11/25/2020	EUR	300,000	422,509
4.13%, 1/14/2022	EUR	200,000	286,017
4.50%, 3/21/2023	EUR	300,000	445,376
Bouygues SA:
3.64%, 10/29/2019	EUR	150,000	212,670
4.25%, 7/22/2020	EUR	100,000	145,328
6.13%, 7/3/2015	EUR	200,000	286,638
Carrefour SA:
1.88%, 12/19/2017	EUR	100,000	130,512
3.88%, 4/25/2021	EUR	100,000	143,233
4.00%, 4/9/2020	EUR	200,000	287,485
4.38%, 11/2/2016	EUR	200,000	284,528
5.13%, 10/10/2014	EUR	150,000	205,169
5.38%, 6/12/2015	EUR	200,000	281,338
Cie de St-Gobain 4.75%, 4/11/2017	EUR	300,000	433,414
Cie Financiere et Industrielle des Autoroutes SA 5.00%, 5/24/2021	EUR	100,000	152,692
Credit Agricole SA/London:
1.75%, 3/12/2018	EUR	100,000	126,463
1.88%, 10/18/2017	EUR	200,000	256,853
3.00%, 7/20/2015	EUR	200,000	267,545
3.63%, 3/8/2016	EUR	200,000	273,143
3.88%, 2/13/2019	EUR	200,000	280,160
5.13%, 4/18/2023	EUR	100,000	156,400
Credit Mutuel Arkea SA:
5.00%, 6/28/2017	EUR	150,000	221,052
5.38%, 4/22/2014	EUR	150,000	201,777
Dexia Credit Local SA 5.38%, 7/21/2014	EUR	100,000	130,978
France Telecom SA:
3.00%, 6/15/2022	EUR	100,000	134,272
3.63%, 10/14/2015	EUR	200,000	274,689
3.88%, 4/9/2020	EUR	100,000	144,067
3.88%, 1/14/2021	EUR	300,000	432,779
4.75%, 2/21/2017	EUR	200,000	291,665
4.75%, 2/21/2017	EUR	100,000	145,832
5.63%, 5/22/2018 (a)	EUR	200,000	308,498
8.13%, 1/28/2033	EUR	200,000	398,884
GDF Suez:
1.50%, 2/1/2016	EUR	200,000	262,531
2.25%, 6/1/2018	EUR	150,000	201,722
2.75%, 10/18/2017	EUR	100,000	137,456
3.00%, 2/1/2023	EUR	150,000	204,598
3.13%, 1/21/2020	EUR	100,000	139,929
3.50%, 10/18/2022	EUR	200,000	286,649
5.00%, 10/1/2060	GBP	150,000	236,858
5.63%, 1/18/2016	EUR	200,000	291,311

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount		Value

6.13%, 2/11/2021	GBP	150,000	$281,726
6.38%, 1/18/2021	EUR	100,000	168,934
6.88%, 1/24/2019	EUR	150,000	250,342
Gie GDF Suez Alliance 5.75%, 6/24/2023	EUR	150,000	249,485
LVMH Moet Hennessy Louis Vuitton SA 4.38%, 5/12/2014	EUR	100,000	133,818
Pernod-Ricard SA 4.88%, 3/18/2016	EUR	300,000	425,287
Sanofi:
3.13%, 10/10/2014	EUR	200,000	267,266
4.50%, 5/18/2016	EUR	200,000	286,617
Schneider Electric SA 4.00%, 8/11/2017	EUR	150,000	216,530
Societe Des Autoroutes Paris-Rhin-Rhone 5.00%, 1/12/2017	EUR	200,000	288,436
Societe Generale SA:
2.25%, 1/23/2020	EUR	200,000	254,799
2.38%, 7/13/2015	EUR	200,000	263,920
2.38%, 2/28/2018	EUR	200,000	262,637
3.00%, 3/31/2015	EUR	200,000	266,648
3.13%, 9/21/2017	EUR	250,000	342,132
3.75%, 8/21/2014	EUR	200,000	267,348
4.00%, 4/20/2016	EUR	100,000	138,733
4.25%, 7/13/2022	EUR	100,000	141,679
4.75%, 3/2/2021	EUR	100,000	147,594
Total Capital SA 4.88%, 1/28/2019	EUR	200,000	310,871
Veolia Environnement SA 5.13%, 5/24/2022	EUR	150,000	231,834
Vinci SA 4.13%, 2/20/2017	EUR	200,000	285,066
Vivendi SA:
3.50%, 7/13/2015	EUR	100,000	135,077
4.13%, 7/18/2017	EUR	200,000	281,285
4.75%, 7/13/2021	EUR	200,000	295,343

			19,068,938

GERMANY — 4.5%
BASF SE 2.00%, 12/5/2022	EUR	100,000	129,289
Bertelsmann AG 4.75%, 9/26/2016	EUR	150,000	216,150
BPCE SA:
2.88%, 9/22/2015	EUR	150,000	201,058
3.75%, 7/21/2017	EUR	300,000	420,233
4.50%, 2/10/2022	EUR	200,000	297,536
Commerzbank AG:
3.63%, 7/10/2017	EUR	200,000	278,932
3.88%, 3/22/2017	EUR	200,000	280,667
4.00%, 9/16/2020	EUR	150,000	215,335
4.75%, 1/26/2015	EUR	100,000	137,549
Daimler AG:
1.00%, 7/8/2016	EUR	150,000	193,284
1.75%, 5/21/2015	EUR	100,000	131,505
4.13%, 1/19/2017	EUR	200,000	286,200
4.63%, 9/2/2014	EUR	300,000	407,348
Deutsche Bank AG:
2.38%, 1/11/2023	EUR	600,000	772,085
5.13%, 8/31/2017	EUR	400,000	601,013
Linde AG 1.75%, 9/17/2020	EUR	100,000	129,707
Merck Financial Services GmbH:
3.38%, 3/24/2015	EUR	200,000	270,187
4.50%, 3/24/2020	EUR	200,000	302,818
Metro AG 7.63%, 3/5/2015	EUR	150,000	215,908
Volkswagen Financial Services AG 3.38%, 7/28/2014 (a)	EUR	200,000	266,220
Volkswagen Leasing GmbH:
1.50%, 9/15/2015	EUR	100,000	130,565
2.38%, 9/6/2022	EUR	200,000	259,237
2.75%, 7/13/2015	EUR	200,000	268,148

			6,410,974

HONG KONG — 0.4%
Hutchison Whampoa Europe Finance 12, Ltd. 2.50%, 6/6/2017	EUR	200,000	269,371
Hutchison Whampoa Finance 09, Ltd. 4.75%, 11/14/2016	EUR	250,000	361,018

			630,389

IRELAND — 2.6%
GE Capital European Funding:
1.25%, 10/15/2015	EUR	200,000	260,055
2.00%, 2/27/2015	EUR	200,000	262,925
2.63%, 3/15/2023	EUR	200,000	262,765
2.88%, 10/28/2014	EUR	150,000	199,029
2.88%, 9/17/2015	EUR	300,000	404,249
2.88%, 6/18/2019	EUR	200,000	274,224
3.75%, 4/4/2016	EUR	100,000	138,748
4.13%, 10/27/2016	EUR	300,000	425,667
4.25%, 3/1/2017	EUR	200,000	286,396
4.75%, 7/30/2014	EUR	230,000	311,166
5.25%, 5/18/2015	EUR	250,000	350,689
5.38%, 1/16/2018	EUR	200,000	304,410
5.38%, 1/23/2020	EUR	100,000	156,957
6.00%, 1/15/2019	EUR	100,000	158,828

			3,796,108

ISRAEL — 0.1%
Teva Pharmaceutical Finance IV BV 2.88%, 4/15/2019	EUR	100,000	137,640

ITALY — 6.9%
Assicurazioni Generali SpA 5.13%, 9/16/2024	EUR	250,000	336,283
Atlantia SpA:
3.38%, 9/18/2017	EUR	150,000	200,781
4.50%, 2/8/2019	EUR	200,000	278,412
5.00%, 6/9/2014	EUR	200,000	268,274
5.63%, 5/6/2016	EUR	300,000	426,861
5.88%, 6/9/2024	EUR	100,000	151,629
Banco Popolare SC:
3.75%, 1/28/2016 (a)	EUR	200,000	248,473
4.13%, 10/22/2014	EUR	150,000	193,197
Enel SpA 5.25%, 6/20/2017	EUR	150,000	210,858
ENI SpA:
3.50%, 1/29/2018	EUR	150,000	209,360
4.00%, 6/29/2020	EUR	100,000	142,824

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount		Value

4.13%, 9/16/2019	EUR	200,000	$286,742
4.25%, 2/3/2020	EUR	200,000	288,969
4.75%, 11/14/2017	EUR	200,000	293,576
5.00%, 1/28/2016	EUR	200,000	283,896
Intesa Sanpaolo SpA:
3.75%, 11/23/2016	EUR	200,000	255,849
4.00%, 11/9/2017	EUR	300,000	383,724
4.00%, 11/8/2018	EUR	300,000	379,275
4.13%, 1/14/2016	EUR	200,000	260,706
4.13%, 9/19/2016	EUR	200,000	260,092
4.13%, 4/14/2020	EUR	150,000	189,175
4.38%, 10/15/2019	EUR	200,000	253,802
4.75%, 6/15/2017	EUR	150,000	198,290
4.88%, 7/10/2015	EUR	100,000	132,966
5.00%, 2/28/2017	EUR	200,000	265,962
Snam SpA:
3.88%, 3/19/2018	EUR	100,000	135,981
4.38%, 7/11/2016	EUR	200,000	275,669
5.00%, 1/18/2019	EUR	150,000	214,053
5.25%, 9/19/2022	EUR	200,000	287,874
Telecom Italia SpA:
4.00%, 1/21/2020	EUR	200,000	250,285
4.50%, 9/20/2017	EUR	200,000	265,598
5.13%, 1/25/2016	EUR	200,000	273,250
5.25%, 2/10/2022	EUR	100,000	130,706
5.38%, 1/29/2019	EUR	100,000	135,945
6.38%, 6/24/2019	GBP	150,000	240,875
7.00%, 1/20/2017	EUR	100,000	144,386
7.38%, 12/15/2017	GBP	100,000	169,182
Terna Rete Elettrica Nazionale SpA:
4.13%, 2/17/2017	EUR	200,000	276,627
4.75%, 3/15/2021	EUR	150,000	216,293
UniCredit SpA:
4.38%, 9/11/2015	EUR	200,000	264,462
4.88%, 3/7/2017	EUR	200,000	264,267

			9,945,429

LUXEMBOURG — 0.7%
Glencore Finance Europe SA:
4.13%, 4/3/2018	EUR	200,000	282,258
5.25%, 3/22/2017	EUR	150,000	215,727
Novartis Finance SA 4.25%, 6/15/2016	EUR	200,000	285,819
Telecom Italia Finance SA 7.75%, 1/24/2033	EUR	150,000	219,207

			1,003,011

MEXICO — 0.5%
America Movil SAB de CV:
3.00%, 7/12/2021	EUR	200,000	266,964
3.75%, 6/28/2017	EUR	150,000	210,732
4.13%, 10/25/2019	EUR	100,000	144,879
4.38%, 8/7/2041	GBP	100,000	145,278

			767,853

NETHERLANDS — 23.5%
ABB Finance BV 2.63%, 3/26/2019	EUR	200,000	273,223
ABN Amro Bank NV:
3.63%, 10/6/2017 (a)	EUR	200,000	281,390
4.13%, 3/28/2022	EUR	150,000	217,438
4.25%, 4/11/2016	EUR	200,000	280,465
4.75%, 1/11/2019	EUR	200,000	297,305
Allianz Finance II BV:
3.50%, 2/14/2022	EUR	200,000	283,167
4.00%, 11/23/2016	EUR	250,000	356,359
4.50%, 3/13/2043	GBP	100,000	155,205
4.75%, 7/22/2019	EUR	200,000	304,231
BASF Finance Europe NV:
5.00%, 9/26/2014	EUR	150,000	205,570
5.13%, 6/9/2015	EUR	350,000	493,215
Bayer Capital Corp. BV 4.63%, 9/26/2014	EUR	200,000	272,557
BMW Finance NV:
1.00%, 10/24/2016	EUR	150,000	194,244
2.13%, 1/13/2015	EUR	200,000	263,923
3.25%, 1/28/2016	EUR	200,000	275,177
3.25%, 1/14/2019	EUR	200,000	282,492
3.38%, 12/14/2018	GBP	100,000	164,934
3.63%, 1/29/2018	EUR	200,000	285,812
3.88%, 1/18/2017	EUR	200,000	284,399
4.00%, 9/17/2014	EUR	250,000	337,030
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands:
3.00%, 2/16/2015 (a)	EUR	550,000	737,786
3.38%, 1/18/2016	EUR	500,000	685,702
3.38%, 4/21/2017	EUR	300,000	417,407
3.50%, 10/17/2018	EUR	200,000	282,554
3.88%, 4/20/2016	EUR	280,000	389,851
4.00%, 9/10/2015	GBP	250,000	404,593
4.00%, 1/11/2022	EUR	300,000	435,705
4.13%, 1/14/2020	EUR	400,000	584,199
4.13%, 1/12/2021	EUR	350,000	511,840
4.13%, 7/14/2025	EUR	500,000	735,692
4.25%, 4/22/2014	EUR	250,000	333,791
4.25%, 1/16/2017	EUR	400,000	571,510
4.38%, 5/5/2016	EUR	200,000	282,391
4.75%, 1/15/2018	EUR	500,000	741,344
4.75%, 6/6/2022	EUR	300,000	460,785
6.50%, 4/20/2015	AUD	250,000	274,084
Deutsche Telekom International Finance BV:
2.13%, 1/18/2021	EUR	200,000	259,880
4.00%, 1/19/2015	EUR	300,000	407,272
4.25%, 7/13/2022	EUR	150,000	223,691
5.75%, 4/14/2015	EUR	200,000	282,013
6.00%, 1/20/2017	EUR	300,000	453,529
6.50%, 4/8/2022	GBP	100,000	192,763
E.ON International Finance BV:
5.25%, 9/8/2015 (a)	EUR	250,000	355,304
5.50%, 1/19/2016	EUR	200,000	289,541
5.50%, 10/2/2017	EUR	300,000	457,367
5.75%, 5/7/2020	EUR	300,000	487,522
5.88%, 10/30/2037	GBP	100,000	185,292
6.00%, 10/30/2019	GBP	100,000	186,688
6.38%, 6/7/2032	GBP	100,000	195,497
6.75%, 1/27/2039	GBP	100,000	204,588
EADS Finance BV 4.63%, 8/12/2016	EUR	150,000	215,481
Enel Finance International NV:
3.63%, 4/17/2018	EUR	200,000	262,713
4.00%, 9/14/2016	EUR	150,000	203,862

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount		Value

4.13%, 7/12/2017	EUR	100,000	$135,197
4.63%, 6/24/2015	EUR	200,000	272,706
4.88%, 3/11/2020	EUR	200,000	273,783
4.88%, 4/17/2023	EUR	100,000	131,775
5.00%, 9/14/2022	EUR	350,000	469,077
5.63%, 8/14/2024	GBP	150,000	230,378
5.75%, 10/24/2018 (b)	EUR	200,000	288,398
5.75%, 9/14/2040	GBP	200,000	268,784
Fortis Bank Nederland NV:
4.00%, 2/3/2015	EUR	300,000	406,728
4.63%, 7/9/2014	EUR	100,000	134,983
Generali Finance BV 4.75%, 5/12/2014 (a)	EUR	200,000	266,067
Heineken NV:
2.13%, 8/4/2020	EUR	200,000	261,352
7.13%, 4/7/2014	EUR	100,000	136,770
HIT Finance BV:
4.88%, 10/27/2021	EUR	250,000	347,645
5.75%, 3/9/2018	EUR	200,000	289,888
Iberdrola International BV:
3.50%, 2/1/2021	EUR	100,000	129,746
4.25%, 10/11/2018	EUR	200,000	275,211
4.50%, 9/21/2017	EUR	100,000	139,361
ING Bank NV:
1.88%, 2/27/2018	EUR	300,000	385,145
2.13%, 7/10/2015	EUR	200,000	262,812
3.38%, 3/3/2015	EUR	300,000	402,332
3.88%, 5/24/2016	EUR	200,000	276,778
4.25%, 1/13/2017	EUR	400,000	565,495
4.50%, 2/21/2022	EUR	200,000	296,743
ING Groep NV 4.75%, 5/31/2017	EUR	150,000	216,300
KBC Internationale Financieringsmaatschappij NV:
3.88%, 3/31/2015	EUR	250,000	338,219
4.50%, 9/17/2014	EUR	150,000	202,448
4.50%, 3/27/2017	EUR	100,000	142,326
Koninklijke KPN NV:
3.75%, 9/21/2020	EUR	150,000	206,084
4.00%, 6/22/2015	EUR	200,000	272,231
4.75%, 1/17/2017	EUR	150,000	214,176
5.75%, 9/17/2029	GBP	50,000	86,211
Linde Finance BV 4.75%, 4/24/2017	EUR	200,000	296,050
Nomura Europe Finance NV 5.13%, 12/9/2014	EUR	200,000	272,360
Repsol International Finance BV:
4.63%, 10/8/2014	EUR	150,000	202,300
4.88%, 2/19/2019	EUR	100,000	142,274
Roche Finance Europe BV 2.00%, 6/25/2018	EUR	100,000	134,741
RWE Finance BV:
5.00%, 2/10/2015	EUR	250,000	346,865
6.13%, 7/6/2039	GBP	100,000	187,169
6.25%, 6/3/2030	GBP	150,000	285,468
6.50%, 8/10/2021	EUR	200,000	343,498
6.63%, 1/31/2019	EUR	150,000	246,111
Schlumberger Finance BV 2.75%, 12/1/2015	EUR	200,000	271,055
Shell International Finance BV:
4.38%, 5/14/2018	EUR	300,000	449,357
4.50%, 2/9/2016	EUR	200,000	285,471
4.63%, 5/22/2017	EUR	250,000	370,814
Siemens Financieringsmaatschappij NV:
1.50%, 3/10/2020	EUR	200,000	257,172
1.75%, 3/12/2021	EUR	150,000	193,221
2.88%, 3/10/2028	EUR	150,000	195,485
5.13%, 2/20/2017	EUR	250,000	372,524
5.38%, 6/11/2014	EUR	150,000	203,990
5.63%, 6/11/2018	EUR	250,000	392,260
Volkswagen International Finance NV:
1.00%, 10/26/2016	EUR	200,000	256,923
1.88%, 5/15/2017	EUR	200,000	264,803
2.00%, 1/14/2020	EUR	100,000	130,547
2.13%, 1/19/2015	EUR	300,000	395,337
3.25%, 1/21/2019	EUR	150,000	210,336
3.50%, 2/2/2015	EUR	200,000	269,793
7.00%, 2/9/2016	EUR	100,000	150,255

			33,671,701

NORWAY — 0.9%
DnB NOR Bank ASA:
3.88%, 6/29/2020	EUR	150,000	218,589
4.25%, 1/18/2022	EUR	100,000	148,233
4.38%, 2/24/2021	EUR	300,000	449,033
4.50%, 5/29/2014	EUR	300,000	403,054

			1,218,909

SPAIN — 6.1%
Abertis Infraestructuras SA:
4.63%, 10/14/2016	EUR	150,000	205,698
5.13%, 6/12/2017	EUR	50,000	70,029
BBVA Senior Finance SAU:
3.25%, 4/23/2015	EUR	100,000	129,097
3.25%, 3/21/2016	EUR	200,000	254,727
3.63%, 10/3/2014	EUR	200,000	260,991
3.75%, 1/17/2018 (a)	EUR	200,000	253,062
3.88%, 8/6/2015	EUR	150,000	195,041
4.38%, 9/21/2015	EUR	300,000	394,073
Criteria Caixacorp SA:
3.25%, 1/22/2016	EUR	200,000	253,979
4.13%, 11/20/2014	EUR	100,000	131,235
Gas Natural Capital Markets SA:
4.38%, 11/2/2016	EUR	200,000	276,957
5.25%, 7/9/2014	EUR	250,000	336,834
Iberdrola Finanzas SAU:
4.13%, 3/23/2020	EUR	150,000	204,619
4.75%, 1/25/2016	EUR	200,000	277,210
Santander International Debt SA Unipersonal:
3.38%, 12/1/2015	EUR	200,000	257,019
3.50%, 8/12/2014	EUR	300,000	390,836
3.50%, 3/10/2015	EUR	200,000	259,827
4.13%, 10/4/2017	EUR	150,000	195,292
Santander International Debt SAU:
4.00%, 3/27/2017	EUR	100,000	128,958
4.00%, 1/24/2020	EUR	200,000	249,158
4.25%, 4/7/2014	EUR	100,000	131,345
4.38%, 9/4/2014	EUR	300,000	395,400
4.50%, 5/18/2015	EUR	100,000	132,319
4.63%, 3/21/2016	EUR	300,000	394,916

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount		Value

Telefonica Emisiones SAU:
3.66%, 9/18/2017	EUR	150,000	$200,354
3.99%, 1/23/2023	EUR	200,000	250,432
4.38%, 2/2/2016	EUR	300,000	410,019
4.69%, 11/11/2019	EUR	200,000	275,198
4.71%, 1/20/2020	EUR	100,000	136,255
4.75%, 2/7/2017	EUR	200,000	277,535
4.80%, 2/21/2018	EUR	300,000	417,443
5.38%, 2/2/2018	GBP	100,000	163,308
5.50%, 4/1/2016	EUR	200,000	281,066
5.60%, 3/12/2020	GBP	200,000	325,659
5.81%, 9/5/2017	EUR	200,000	289,662

			8,805,553

SWEDEN — 3.8%
Nordea Bank AB:
2.25%, 10/5/2017	EUR	200,000	268,099
2.75%, 8/11/2015	EUR	300,000	402,869
3.25%, 7/5/2022	EUR	100,000	139,467
3.63%, 2/11/2016	EUR	200,000	276,307
3.75%, 2/24/2017 (a)	EUR	200,000	282,000
3.88%, 12/15/2015	GBP	100,000	162,834
4.00%, 7/11/2019	EUR	200,000	293,461
4.00%, 6/29/2020	EUR	150,000	221,046
4.50%, 5/12/2014	EUR	200,000	268,554
Skandinaviska Enskilda Banken AB:
1.88%, 11/14/2019	EUR	200,000	259,121
5.50%, 5/6/2014	EUR	250,000	338,552
Svenska Handelsbanken AB:
1.50%, 7/6/2015	EUR	200,000	261,371
2.25%, 6/14/2018	EUR	100,000	133,723
2.63%, 8/23/2022	EUR	100,000	132,581
3.38%, 7/17/2017	EUR	200,000	279,817
3.63%, 2/16/2016	EUR	200,000	276,771
3.75%, 2/24/2017	EUR	200,000	281,950
4.38%, 10/20/2021	EUR	200,000	301,967
Swedbank AB:
1.75%, 6/18/2015	EUR	200,000	262,114
2.38%, 4/4/2016	EUR	100,000	133,761
3.38%, 2/9/2017	EUR	200,000	277,531
Volvo Treasury AB 5.00%, 5/31/2017	EUR	150,000	218,892

			5,472,788

SWITZERLAND — 0.9%
Roche Kapitalmarkt AG 4.50%, 3/23/2017	CHF	160,000	195,998
UBS AG/London:
3.13%, 1/18/2016	EUR	200,000	272,144
3.50%, 7/15/2015	EUR	200,000	272,019
6.00%, 4/18/2018	EUR	200,000	314,209
6.63%, 4/11/2018	GBP	150,000	279,972

			1,334,342

UNITED ARAB EMIRATES — 0.3%
Xstrata Finance Dubai, Ltd.:
1.50%, 5/19/2016	EUR	200,000	256,674
2.38%, 11/19/2018	EUR	100,000	129,320

			385,994

UNITED KINGDOM — 12.7%
Abbey National Treasury Services PLC:
1.75%, 1/15/2018 (a)	EUR	100,000	127,210
3.38%, 10/20/2015	EUR	150,000	202,636
Anglo American Capital PLC 5.88%, 4/17/2015	EUR	100,000	140,787
Barclays Bank PLC:
3.50%, 3/18/2015	EUR	250,000	337,091
4.00%, 1/20/2017	EUR	350,000	495,052
4.13%, 3/15/2016	EUR	300,000	419,283
4.88%, 8/13/2019	EUR	150,000	228,387
5.25%, 5/27/2014	EUR	400,000	540,613
BAT International Finance PLC:
5.38%, 6/29/2017	EUR	200,000	301,721
5.88%, 3/12/2015	EUR	150,000	211,474
BG Energy Capital PLC:
3.00%, 11/16/2018	EUR	200,000	277,918
5.00%, 11/4/2036	GBP	200,000	334,992
BP Capital Markets PLC:
2.18%, 2/16/2016	EUR	100,000	133,287
2.99%, 2/18/2019	EUR	200,000	278,001
3.10%, 10/7/2014	EUR	100,000	133,367
3.83%, 10/6/2017	EUR	250,000	358,900
4.33%, 12/10/2018	GBP	100,000	172,885
British Telecommunications PLC:
6.50%, 7/7/2015 (a)	EUR	200,000	288,981
8.50%, 12/7/2016	GBP	50,000	94,167
Centrica PLC:
4.38%, 3/13/2029	GBP	100,000	162,441
7.00%, 9/19/2033	GBP	150,000	316,813
Credit Suisse AG/Guernsey 2.88%, 9/24/2015	EUR	250,000	336,575
Credit Suisse AG/London:
3.88%, 1/25/2017	EUR	350,000	492,941
4.75%, 8/5/2019	EUR	350,000	528,385
5.13%, 9/18/2017	EUR	300,000	447,441
Diageo Finance PLC 6.63%, 12/5/2014	EUR	150,000	211,957
GlaxoSmithKline Capital PLC:
3.88%, 7/6/2015	EUR	250,000	344,688
4.25%, 12/18/2045	GBP	100,000	152,006
5.25%, 12/19/2033	GBP	100,000	184,411
5.25%, 4/10/2042	GBP	100,000	179,144
5.63%, 12/13/2017	EUR	150,000	233,878
6.38%, 3/9/2039	GBP	200,000	414,895
HSBC Bank PLC:
3.13%, 11/15/2017	EUR	200,000	278,206
3.75%, 11/30/2016	EUR	250,000	352,086
3.88%, 10/24/2018	EUR	300,000	433,120
4.00%, 1/15/2021 (a)	EUR	200,000	294,978
HSBC Holdings PLC 4.50%, 4/30/2014	EUR	150,000	200,782
Imperial Tobacco Finance PLC:
8.38%, 2/17/2016	EUR	200,000	307,483
9.00%, 2/17/2022	GBP	150,000	326,566
Lloyds TSB Bank PLC:
4.63%, 2/2/2017	EUR	200,000	288,907
5.38%, 9/3/2019	EUR	100,000	156,705
6.38%, 6/17/2016	EUR	200,000	298,898
6.50%, 9/17/2040	GBP	150,000	281,207

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount		Value

Nationwide Building Society:
3.13%, 4/3/2017	EUR	100,000	$137,300
3.75%, 1/20/2015	EUR	200,000	269,237
5.63%, 9/9/2019	GBP	150,000	269,533
SABMiller PLC 4.50%, 1/20/2015	EUR	200,000	273,957
Standard Chartered Bank 4.38%, 1/18/2038	GBP	100,000	149,871
Standard Chartered PLC:
1.75%, 10/29/2017	EUR	100,000	130,110
3.63%, 12/15/2015	EUR	100,000	137,534
3.88%, 10/20/2016	EUR	200,000	280,530
4.13%, 1/18/2019	EUR	300,000	435,127
5.75%, 4/30/2014	EUR	200,000	270,834
Tesco PLC:
5.88%, 9/12/2016	EUR	150,000	224,442
6.13%, 2/24/2022	GBP	150,000	280,644
Thames Water Utilities Finance, Ltd. 5.13%, 9/28/2037	GBP	150,000	253,089
The Royal Bank of Scotland PLC:
4.88%, 1/20/2017	EUR	150,000	215,558
5.38%, 9/30/2019	EUR	300,000	451,040
5.50%, 3/23/2020	EUR	200,000	303,994
5.75%, 5/21/2014	EUR	250,000	338,604
7.50%, 4/29/2024	GBP	100,000	199,708
Virgin Media Secured Finance PLC 7.00%, 1/15/2018	GBP	100,000	161,335
Vodafone Group PLC:
4.63%, 9/8/2014	GBP	100,000	159,616
4.65%, 1/20/2022	EUR	200,000	308,841
6.25%, 1/15/2016	EUR	200,000	295,004
Western Power Distribution East Midlands PLC 5.25%, 1/17/2023	GBP	100,000	178,706
Western Power Distribution West Midlands PLC 5.75%, 4/16/2032	GBP	100,000	180,742

			18,206,621

UNITED STATES — 15.0%
3M Co. 5.00%, 7/14/2014	EUR	150,000	203,980
American Express Credit Corp. 5.38%, 10/1/2014	GBP	150,000	241,729
Amgen, Inc. 4.00%, 9/13/2029	GBP	100,000	152,460
AT&T, Inc.:
1.88%, 12/4/2020	EUR	100,000	128,375
2.50%, 3/15/2023	EUR	200,000	258,784
3.55%, 12/17/2032	EUR	200,000	260,381
4.88%, 6/1/2044	GBP	100,000	158,149
5.88%, 4/28/2017	GBP	50,000	88,833
6.13%, 4/2/2015	EUR	100,000	142,326
6.13%, 4/2/2015	EUR	50,000	71,163
7.00%, 4/30/2040	GBP	250,000	525,518
Bank of America Corp.:
4.63%, 8/7/2017	EUR	300,000	430,845
4.75%, 4/3/2017	EUR	250,000	358,971
5.13%, 9/26/2014	EUR	200,000	272,408
5.13%, 9/26/2014	EUR	100,000	136,204
6.13%, 9/15/2021	GBP	100,000	182,896
7.00%, 6/15/2016	EUR	200,000	301,069
7.00%, 7/31/2028	GBP	150,000	298,345
BMW US Capital LLC 5.00%, 5/28/2015	EUR	150,000	210,299
Citigroup, Inc.:
3.50%, 8/5/2015	EUR	200,000	271,108
4.00%, 11/26/2015	EUR	200,000	275,869
4.38%, 1/30/2017	EUR	200,000	285,771
5.00%, 8/2/2019	EUR	350,000	526,216
7.38%, 9/4/2019	EUR	250,000	418,454
DIRECTV Holdings LLC/DIRECTV Financing Co, Inc. 4.38%, 9/14/2029	GBP	100,000	152,120
GE Capital European Funding 1.63%, 3/15/2018	EUR	200,000	261,416
Heathrow Funding, Ltd.:
5.23%, 2/15/2023	GBP	50,000	88,276
5.88%, 5/13/2041	GBP	100,000	178,909
6.45%, 12/10/2031	GBP	150,000	287,328
6.75%, 12/3/2026	GBP	150,000	299,915
HSBC Finance Corp.:
3.75%, 11/4/2015	EUR	200,000	273,954
4.88%, 5/30/2017	EUR	100,000	147,020
International Business Machines Corp. 1.38%, 11/19/2019	EUR	100,000	127,954
Johnson & Johnson 4.75%, 11/6/2019	EUR	150,000	235,847
JPMorgan Chase & Co.:
1.88%, 11/21/2019	EUR	200,000	256,532
2.75%, 8/24/2022	EUR	300,000	392,301
2.75%, 2/1/2023	EUR	100,000	130,140
3.75%, 6/15/2016	EUR	200,000	278,162
3.88%, 9/23/2020	EUR	200,000	289,102
5.25%, 1/14/2015 (a)	EUR	250,000	346,462
6.13%, 4/1/2014	EUR	250,000	338,501
Merck & Co., Inc. 5.38%, 10/1/2014	EUR	200,000	275,486
Merrill Lynch & Co., Inc.:
4.88%, 5/30/2014	EUR	150,000	201,265
7.75%, 4/30/2018	GBP	100,000	189,084
Morgan Stanley:
3.75%, 9/21/2017	EUR	200,000	273,772
4.00%, 11/17/2015	EUR	200,000	272,613
4.38%, 10/12/2016	EUR	200,000	278,008
4.50%, 10/29/2014	EUR	200,000	270,248
4.50%, 2/23/2016 (a)	EUR	250,000	345,217
5.38%, 8/10/2020	EUR	200,000	297,423
5.50%, 10/2/2017	EUR	200,000	293,140
Pfizer, Inc.:
4.75%, 6/3/2016	EUR	300,000	433,010
5.75%, 6/3/2021	EUR	250,000	417,154
6.50%, 6/3/2038	GBP	250,000	528,914
Philip Morris International, Inc. 1.75%, 3/19/2020	EUR	200,000	256,196
Roche Holdings, Inc.:
5.50%, 3/4/2015	GBP	200,000	330,799
5.63%, 3/4/2016	EUR	300,000	440,800
6.50%, 3/4/2021	EUR	250,000	435,480
SABMiller Holdings, Inc. 1.88%, 1/20/2020	EUR	100,000	129,708

SPDR Barclays International Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount		Value

The Goldman Sachs Group, Inc.:
3.25%, 2/1/2023	EUR	200,000	$260,852
4.00%, 2/2/2015 (a)	EUR	230,000	310,577
4.38%, 3/16/2017	EUR	250,000	351,426
4.50%, 5/9/2016	EUR	200,000	279,222
4.50%, 1/30/2017	EUR	100,000	141,080
5.13%, 10/16/2014	EUR	50,000	68,215
5.13%, 10/16/2014	EUR	200,000	272,860
5.13%, 10/23/2019	EUR	100,000	150,005
6.38%, 5/2/2018	EUR	150,000	232,719
The Procter & Gamble Co.:
2.00%, 8/16/2022	EUR	200,000	258,793
4.50%, 5/12/2014	EUR	150,000	201,567
4.88%, 5/11/2027	EUR	150,000	244,849
5.13%, 10/24/2017	EUR	150,000	228,933
Toyota Motor Credit Corp.:
1.25%, 8/1/2017	EUR	100,000	130,195
6.63%, 2/3/2016	EUR	200,000	299,169
Wal-Mart Stores, Inc.:
4.88%, 9/21/2029	EUR	150,000	245,279
4.88%, 1/19/2039	GBP	150,000	262,175
5.25%, 9/28/2035	GBP	150,000	274,667
5.63%, 3/27/2034	GBP	150,000	292,030
Wells Fargo & Co.:
2.63%, 8/16/2022	EUR	150,000	197,345
4.13%, 11/3/2016	EUR	50,000	71,308
4.13%, 11/3/2016	EUR	150,000	213,924
4.63%, 11/2/2035	GBP	150,000	237,563
Zurich Finance USA, Inc.:
4.50%, 9/17/2014	EUR	150,000	203,015
4.50%, 9/17/2014	EUR	50,000	67,672

			21,447,849

TOTAL CORPORATE BONDS & NOTES —
(Cost $140,124,025)			140,294,961

	Shares
SHORT TERM INVESTMENTS — 1.8%
MONEY MARKET FUNDS — 1.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)		2,497,430	2,497,430
State Street Institutional Liquid Reserves Fund 0.13% (d)(e)		116,249	116,249

TOTAL SHORT TERM INVESTMENTS — (f)
(Cost $2,613,679)			2,613,679

TOTAL INVESTMENTS — 99.6% (g)
(Cost $142,737,704)			142,908,640
OTHER ASSETS & LIABILITIES — 0.4%			507,104

NET ASSETS — 100.0%			$143,415,744

(a)	A portion of the security was on loan at March 31, 2013.
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.2% of net assets as of March 31, 2013, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

At March 31, 2013, Open Forward Foreign Currency Exchange Contracts were as follows:

Forward Foreign Currency Contracts to Buy:

					Net Unrealized
					Appreciation/
Settlement Date	Contracts to Deliver		In Exchange for		(Depreciation)	Counterparty

4/5/2013	15,000,000	JPY	124,385	EUR	$181	Credit Suisse London Branch
4/5/2013	10,630,000	JPY	85,195	EUR	(3,663)	UBS AG London
4/5/2013	220,970,000	JPY	1,834,689	EUR	5,663	Citibank N.A.
5/7/2013	30,000,000	JPY	248,488	EUR	(2)	Westpac Banking Corp.
4/5/2013	1,914,399	EUR	229,900,000	JPY	(13,037)	UBS AG London
4/5/2013	133,612	EUR	16,700,000	JPY	6,052	Royal Bank of Canada
5/7/2013	1,834,817	EUR	221,000,000	JPY	(5,498)	Citibank N.A.

					$(10,304)

AUD = Australian Dollar
CHF = Swiss Franc
EUR = Euro Currency
GBP = Great British Pound
JPY = Japanese Yen
PLC = Public Limited Company

SPDR Barclays Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount		Value

FOREIGN GOVERNMENT OBLIGATIONS — 97.2%
BRAZIL — 12.5%
Brazil Letras do Tesouro Nacional:
Zero Coupon, 4/1/2014 (a)	BRL	2,440,000	$1,119,657
Zero Coupon, 7/1/2014 (a)	BRL	450,000	202,224
Zero Coupon, 1/1/2015 (a)	BRL	7,010,000	3,006,890
Zero Coupon, 1/1/2016 (a)	BRL	2,760,000	1,076,800
Brazil Notas do Tesouro Nacional Series F:
10.00%, 1/1/2015	BRL	12,375,000	6,292,759
10.00%, 1/1/2017	BRL	8,440,000	4,279,922
10.00%, 1/1/2018	BRL	1,740,000	881,701
10.00%, 1/1/2021	BRL	3,580,000	1,802,389
10.00%, 1/1/2023	BRL	1,200,000	601,294
Brazilian Government International Bond:
8.50%, 1/5/2024	BRL	350,000	184,864
10.25%, 1/10/2028	BRL	500,000	297,567
12.50%, 1/5/2016	BRL	250,000	143,359
12.50%, 1/5/2022	BRL	250,000	166,762

			20,056,188

CHILE — 1.4%
Bonos del Banco Central de Chile en Pesos:
6.00%, 5/1/2015	CLP	50,000,000	107,334
6.00%, 2/1/2016	CLP	245,000,000	527,600
6.00%, 8/1/2016	CLP	240,000,000	518,309
6.00%, 1/1/2017	CLP	100,000,000	216,555
6.00%, 2/1/2021	CLP	135,000,000	295,698
6.00%, 3/1/2022	CLP	105,000,000	230,789
8.00%, 6/1/2014	CLP	50,000,000	109,200
Chile Government International Bond 5.50%, 8/5/2020	CLP	122,000,000	278,331

			2,283,816

COLOMBIA — 4.4%
Colombia Government International Bond:
4.38%, 3/21/2023 (b)	COP	434,000,000	245,110
7.75%, 4/14/2021	COP	220,000,000	152,580
9.85%, 6/28/2027	COP	255,000,000	214,685
12.00%, 10/22/2015	COP	415,000,000	273,223
Colombian TES:
7.25%, 6/15/2016	COP	2,500,000,000	1,502,188
7.50%, 8/26/2026	COP	1,000,000,000	664,169
8.00%, 10/28/2015	COP	740,000,000	442,543
10.00%, 7/24/2024	COP	1,000,000,000	771,554
11.00%, 7/24/2020	COP	1,500,000,000	1,124,015
11.25%, 10/24/2018	COP	500,000,000	363,594
13.50%, 9/12/2014	COP	2,000,000,000	1,240,044

			6,993,705

CZECH REPUBLIC — 3.6%
Czech Republic Government Bond:
2.75%, 3/31/2014	CZK	4,700,000	240,291
3.40%, 9/1/2015	CZK	10,600,000	565,867
3.75%, 9/12/2020	CZK	11,000,000	630,810
3.85%, 9/29/2021	CZK	15,600,000	903,364
4.00%, 4/11/2017	CZK	11,600,000	648,367
4.20%, 12/4/2036	CZK	6,900,000	405,767
4.60%, 8/18/2018	CZK	8,900,000	519,248
4.70%, 9/12/2022	CZK	13,000,000	805,635
5.00%, 4/11/2019	CZK	9,600,000	577,326
5.70%, 5/25/2024	CZK	3,500,000	236,267
6.95%, 1/26/2016	CZK	4,300,000	253,127

			5,786,069

EGYPT — 1.8%
Egypt Government International Bond 13.65%, 11/13/2017	EGP	18,700,000	2,584,034
Egypt Treasury Bills Zero Coupon, 6/11/2013 (a)	EGP	1,900,000	270,477

			2,854,511

HUNGARY — 2.6%
Hungary Government Bond:
5.50%, 2/12/2016	HUF	152,000,000	649,935
6.00%, 11/24/2023	HUF	19,000,000	77,869
6.50%, 6/24/2019	HUF	100,000,000	436,316
6.75%, 8/22/2014	HUF	100,000,000	433,321
6.75%, 2/24/2017	HUF	92,000,000	407,096
6.75%, 11/24/2017	HUF	115,000,000	510,583
7.00%, 6/24/2022	HUF	109,000,000	480,003
7.50%, 11/12/2020	HUF	110,200,000	505,950
7.75%, 8/24/2015	HUF	45,000,000	201,859
8.00%, 2/12/2015	HUF	119,500,000	533,214

			4,236,146

INDONESIA — 4.5%
Indonesia Treasury Bond:
5.25%, 5/15/2018	IDR	900,000,000	93,728
5.63%, 5/15/2023	IDR	6,565,000,000	671,695
6.13%, 5/15/2028	IDR	1,030,000,000	103,838
6.25%, 4/15/2017	IDR	1,500,000,000	161,790
6.38%, 4/15/2042	IDR	3,000,000,000	301,621
6.63%, 5/15/2033	IDR	500,000,000	51,999
7.00%, 5/15/2022	IDR	4,900,000,000	555,983
7.00%, 5/15/2027	IDR	3,800,000,000	418,284
7.38%, 9/15/2016	IDR	5,620,000,000	623,752
8.25%, 7/15/2021	IDR	4,340,000,000	528,313
8.25%, 6/15/2032	IDR	7,010,000,000	853,993
8.38%, 9/15/2026	IDR	500,000,000	61,368
9.50%, 6/15/2015	IDR	4,470,000,000	506,519
9.50%, 7/15/2031	IDR	580,000,000	78,764
9.50%, 5/15/2041	IDR	2,000,000,000	282,140
9.75%, 5/15/2037	IDR	1,250,000,000	178,834
10.00%, 9/15/2024	IDR	1,000,000,000	137,262
10.00%, 2/15/2028	IDR	1,400,000,000	194,651
10.50%, 8/15/2030	IDR	2,600,000,000	380,363
11.00%, 11/15/2020	IDR	4,250,000,000	588,456

SPDR Barclays Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount		Value

11.00%, 9/15/2025	IDR	2,950,000,000	$429,520

			7,202,873

ISRAEL — 3.9%
Israel Government Bond — Fixed:
3.50%, 8/31/2014	ILS	1,350,000	380,552
4.00%, 1/31/2018	ILS	500,000	145,541
4.25%, 8/31/2016	ILS	1,300,000	380,445
4.25%, 3/31/2023	ILS	600,000	169,644
4.50%, 1/30/2015	ILS	2,260,000	652,206
5.00%, 1/31/2020	ILS	1,200,000	365,433
5.50%, 2/28/2017	ILS	2,800,000	857,956
5.50%, 1/31/2022	ILS	2,520,000	785,946
5.50%, 1/31/2042	ILS	600,000	170,472
6.00%, 2/28/2019	ILS	3,100,000	992,799
6.25%, 10/30/2026	ILS	2,210,000	726,354
Israel Government Bond — Shahar 6.50%, 1/31/2016	ILS	1,900,000	586,077

			6,213,425

MALAYSIA — 5.8%
Malaysia Government Bond:
3.20%, 10/15/2015	MYR	2,360,000	765,068
3.31%, 10/31/2017	MYR	2,710,000	880,077
3.42%, 8/15/2022	MYR	1,300,000	418,385
3.49%, 3/31/2020	MYR	250,000	81,100
3.50%, 5/31/2027	MYR	600,000	190,204
3.58%, 9/28/2018	MYR	4,000,000	1,311,429
3.74%, 2/27/2015	MYR	3,675,000	1,202,128
3.89%, 3/15/2027	MYR	300,000	99,330
4.01%, 9/15/2017	MYR	970,000	324,181
4.13%, 4/15/2032	MYR	300,000	99,815
4.16%, 7/15/2021	MYR	2,890,000	975,791
4.23%, 6/30/2031	MYR	1,100,000	372,310
4.26%, 9/15/2016	MYR	3,210,000	1,076,815
4.38%, 11/29/2019	MYR	840,000	287,178
4.39%, 4/15/2026	MYR	1,900,000	662,743
4.50%, 4/15/2030	MYR	100,000	35,081
5.09%, 4/30/2014	MYR	1,500,000	494,943

			9,276,578

MEXICO — 9.0%
Mexican Bonos:
5.00%, 6/15/2017	MXN	4,500,000	370,043
6.00%, 6/18/2015	MXN	9,600,000	806,364
6.25%, 6/16/2016	MXN	11,500,000	981,197
6.50%, 6/10/2021	MXN	3,500,000	314,331
6.50%, 6/9/2022	MXN	10,800,000	974,330
7.50%, 6/3/2027	MXN	21,420,000	2,103,160
7.75%, 12/14/2017	MXN	9,800,000	897,675
7.75%, 11/13/2042	MXN	6,700,000	683,666
8.00%, 6/11/2020	MXN	5,400,000	521,881
8.50%, 5/31/2029	MXN	19,250,000	2,052,706
8.50%, 11/18/2038	MXN	4,000,000	437,471
9.50%, 12/18/2014	MXN	8,800,000	776,012
10.00%, 11/20/2036	MXN	5,800,000	719,725
United Mexican States:
7.00%, 6/19/2014	MXN	15,400,000	1,290,594
7.25%, 12/15/2016	MXN	11,800,000	1,043,233
8.50%, 12/13/2018	MXN	5,800,000	558,073

			14,530,461

NIGERIA — 1.9%
Nigeria Government Bond:
4.00%, 4/23/2015	NGN	100,000,000	550,552
7.00%, 10/23/2019	NGN	100,000,000	517,061
10.00%, 7/23/2030	NGN	75,000,000	432,545
15.10%, 4/27/2017	NGN	100,000,000	718,133
16.39%, 1/27/2022	NGN	100,000,000	820,876

			3,039,167

PERU — 1.8%
Peru Government Bond 6.95%, 8/12/2031	PEN	830,000	398,977
Peruvian Government International Bond:
6.85%, 2/12/2042	PEN	790,000	382,494
6.90%, 8/12/2037	PEN	400,000	194,733
7.84%, 8/12/2020	PEN	1,100,000	535,093
8.20%, 8/12/2026	PEN	1,410,000	760,638
8.60%, 8/12/2017	PEN	1,100,000	530,421
9.91%, 5/5/2015	PEN	65,000	29,426

			2,831,782

PHILIPPINES — 4.7%
Philippine Government Bond:
5.00%, 8/18/2018	PHP	7,000,000	189,534
5.75%, 11/24/2021	PHP	3,000,000	89,360
5.88%, 1/31/2018	PHP	9,400,000	261,040
5.88%, 12/16/2020	PHP	24,400,000	721,458
6.13%, 10/24/2037	PHP	13,000,000	429,455
6.38%, 1/19/2022	PHP	15,200,000	471,730
7.00%, 1/27/2016	PHP	17,700,000	487,197
7.00%, 3/31/2017	PHP	12,000,000	340,686
7.75%, 2/18/2020	PHP	4,100,000	131,109
7.88%, 2/19/2019	PHP	13,500,000	419,715
8.00%, 7/19/2031	PHP	48,987,338	1,871,930
8.13%, 12/16/2035	PHP	37,100,000	1,485,906
8.38%, 5/22/2015	PHP	4,000,000	110,565
Philippine Government International Bond:
4.95%, 1/15/2021	PHP	5,000,000	139,978
6.25%, 1/14/2036	PHP	10,000,000	325,594

			7,475,257

POLAND — 7.1%
Poland Government Bond:
Zero Coupon, 7/25/2015 (a)	PLN	1,300,000	372,000
3.75%, 4/25/2018	PLN	1,100,000	343,618
4.00%, 10/25/2023	PLN	1,500,000	463,750
4.75%, 10/25/2016	PLN	2,100,000	677,305
5.00%, 4/25/2016	PLN	2,150,000	694,026
5.25%, 10/25/2017	PLN	2,600,000	862,390
5.25%, 10/25/2020	PLN	4,340,000	1,473,154
5.75%, 10/25/2021	PLN	3,700,000	1,297,437
5.75%, 4/25/2029	PLN	1,230,000	448,896
Republic of Poland:
Zero Coupon, 7/25/2014 (a)	PLN	4,100,000	1,211,551
5.50%, 4/25/2015	PLN	3,390,000	1,089,611
5.50%, 10/25/2019	PLN	3,900,000	1,333,395

SPDR Barclays Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount		Value

5.75%, 4/25/2014	PLN	650,000	$205,215
6.25%, 10/24/2015	PLN	3,000,000	990,269

			11,462,617

ROMANIA — 1.8%
Romania Government Bond:
5.75%, 1/27/2016	RON	2,000,000	586,149
5.85%, 4/26/2023	RON	750,000	219,197
5.90%, 7/26/2017	RON	1,000,000	295,249
6.00%, 4/30/2016	RON	3,000,000	885,455
6.25%, 10/25/2014	RON	3,000,000	884,704

			2,870,754

RUSSIA — 4.5%
Russian Federal Bond — OFZ:
6.90%, 8/3/2016	RUB	39,400,000	1,299,205
6.90%, 2/6/2036	RUB	4,500,000	133,186
7.35%, 1/20/2016	RUB	20,300,000	674,895
7.40%, 6/14/2017	RUB	22,620,000	758,988
7.50%, 3/15/2018	RUB	5,000,000	169,458
7.50%, 2/27/2019	RUB	10,300,000	348,421
7.60%, 7/20/2022	RUB	28,000,000	942,659
8.15%, 2/3/2027	RUB	44,000,000	1,527,325
11.20%, 12/17/2014	RUB	30,200,000	1,057,045
Russian Foreign Bond — Eurobond 7.85%, 3/10/2018	RUB	10,000,000	343,227

			7,254,409

SOUTH AFRICA — 4.5%
Republic of South Africa:
8.25%, 9/15/2017	ZAR	5,800,000	688,392
8.75%, 12/21/2014	ZAR	1,200,000	138,097
13.50%, 9/15/2015	ZAR	5,620,000	723,140
South Africa Government Bond:
6.25%, 3/31/2036	ZAR	6,900,000	602,721
6.50%, 2/28/2041	ZAR	6,000,000	530,598
6.75%, 3/31/2021	ZAR	7,800,000	861,580
7.00%, 2/28/2031	ZAR	5,200,000	518,256
7.25%, 1/15/2020	ZAR	6,950,000	791,325
7.75%, 2/28/2023	ZAR	7,300,000	846,771
8.00%, 12/21/2018	ZAR	9,200,000	1,088,423
10.50%, 12/21/2026	ZAR	3,700,000	510,126

			7,299,429

SOUTH KOREA — 12.4%
Korea Treasury Bond:
2.75%, 12/10/2015	KRW	1,914,000,000	1,733,665
2.75%, 9/10/2017	KRW	800,000,000	725,822
3.00%, 3/10/2023	KRW	300,000,000	274,338
3.00%, 12/10/2042	KRW	200,000,000	177,437
3.25%, 12/10/2014	KRW	2,040,000,000	1,856,539
3.50%, 6/10/2014	KRW	2,830,000,000	2,572,978
3.75%, 6/10/2022	KRW	1,250,000,000	1,214,627
4.00%, 3/10/2016	KRW	825,000,000	773,207
4.00%, 12/10/2031	KRW	650,000,000	671,708
4.25%, 9/10/2014	KRW	675,000,000	621,584
4.25%, 6/10/2021	KRW	1,067,000,000	1,065,243
4.50%, 3/10/2015	KRW	600,000,000	559,742
4.75%, 12/10/2030	KRW	1,320,000,000	1,479,139
5.00%, 6/10/2020	KRW	1,850,000,000	1,913,814
5.25%, 9/10/2015	KRW	1,890,000,000	1,809,063
5.50%, 12/10/2029	KRW	280,000,000	335,852
5.75%, 9/10/2018	KRW	2,060,000,000	2,149,514

			19,934,272

THAILAND — 4.5%
Thailand Government Bond:
2.80%, 10/10/2017	THB	20,900,000	705,166
3.13%, 12/11/2015	THB	22,550,000	774,546
3.25%, 6/16/2017	THB	7,600,000	261,583
3.45%, 3/8/2019	THB	19,500,000	673,551
3.58%, 12/17/2027	THB	9,300,000	310,515
3.63%, 5/22/2015	THB	14,100,000	488,971
3.63%, 6/16/2023	THB	11,000,000	378,720
3.65%, 12/17/2021	THB	19,200,000	665,718
3.65%, 6/20/2031	THB	8,000,000	260,226
3.78%, 6/25/2032	THB	4,000,000	131,425
3.80%, 6/14/2041	THB	15,000,000	473,384
3.85%, 12/12/2025	THB	7,000,000	242,150
3.88%, 6/13/2019	THB	1,000,000	35,309
4.13%, 11/18/2016	THB	8,000,000	283,839
4.75%, 12/20/2024	THB	7,000,000	263,941
5.13%, 3/13/2018	THB	6,000,000	223,436
5.25%, 5/12/2014	THB	12,500,000	438,315
5.40%, 7/27/2016	THB	1,100,000	40,453
5.67%, 3/13/2028	THB	1,700,000	69,629
5.85%, 3/31/2021	THB	13,400,000	535,465

			7,256,342

TURKEY — 4.5%
Turkey Government Bond:
6.30%, 2/14/2018	TRY	500,000	273,004
6.50%, 1/7/2015	TRY	750,000	415,847
7.10%, 3/8/2023	TRY	400,000	222,493
7.50%, 9/24/2014	TRY	2,650,000	1,490,122
8.50%, 9/14/2022	TRY	600,000	365,736
9.00%, 3/5/2014	TRY	1,100,000	623,100
9.00%, 1/27/2016	TRY	2,310,000	1,361,489
9.00%, 3/8/2017	TRY	700,000	420,696
9.50%, 1/12/2022	TRY	1,600,000	1,027,908
10.50%, 1/15/2020	TRY	1,610,000	1,070,901

			7,271,296

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $152,229,384)			156,129,097

	Shares
SHORT TERM INVESTMENTS — 1.7%
MONEY MARKET FUNDS — 1.7%
State Street Institutional Liquid Reserves Fund 0.13% (c)(d)(e)		2,568,449	2,568,449

SPDR Barclays Emerging Markets Local Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Prime Portfolio (c)(e)(f)	130,200	$130,200

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,698,649)		2,698,649

TOTAL INVESTMENTS — 98.9% (g)
(Cost $154,928,033)		158,827,746
OTHER ASSETS & LIABILITIES — 1.1%		1,770,155

NET ASSETS — 100.0%		$160,597,901

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2013.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Investments of cash collateral for securities loaned.
(g)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)

At March 31, 2013, Open Forward Foreign Currency Exchange Contracts were as follows:

Forward Foreign Currency Contracts to Buy:

					Net Unrealized
			Value at	In Exchange	Appreciation/
Settlement Date	Contracts to Deliver		March 31, 2013	for U.S. $	(Depreciation)	Counterparty

4/10/2013	800,000	EGP	$116,928	$115,888	$1,040	UBS AG London
4/10/2013	11,975,000	EGP	1,750,264	1,734,703	15,561	UBS AG London
4/10/2013	600,000	EGP	87,696	87,576	120	UBS AG London
4/10/2013	800,000	EGP	116,928	116,618	310	UBS AG London
5/8/2013	14,175,000	EGP	2,030,953	2,035,161	(4,208)	UBS AG London

					$12,823

Forward Foreign Currency Contracts to Sell:

					Net Unrealized
			Value at	In Exchange	Appreciation/
Settlement Date	Contracts to Deliver		March 31, 2013	for U.S. $	(Depreciation)	Counterparty

4/10/2013	14,175,000	EGP	$2,071,816	$2,063,183	$(8,633)	UBS AG London
5/8/2013	840,000	BRL	415,108	414,856	(252)	UBS AG London
5/8/2013	6,400,000	EGP	916,974	918,874	1,900	UBS AG London

					$(6,985)

					$5,838

BRL — Brazilian Real
CLP — Chilean Peso
COP — Colombian Peso
CZK — Czech Koruna
EGP — Egyptian Pound
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli Shekel
KRW — South Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NGN — Nigerian Naira
PEN — Peruvian Nuevo Sol
PHP — Philippine Peso
PLN — Polish Zloty
RON — New Romanian Leu
RUB — Russian Ruble
THB — Thai Baht
TRY — Turkish Lira
ZAR — South African Rand

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 97.3%
AEROSPACE & DEFENSE — 2.3%
Aviation Capital Group Corp.:
6.75%, 4/6/2021 (a)	$14,532,000	$16,160,354
7.13%, 10/15/2020 (a)	491,000	557,573
BE Aerospace, Inc.:
5.25%, 4/1/2022	44,793,000	46,192,781
6.88%, 10/1/2020	13,362,000	14,781,713
Bombardier, Inc.:
4.25%, 1/15/2016 (a)	16,350,000	16,963,125
6.13%, 1/15/2023 (a)	28,566,000	29,637,225
7.75%, 3/15/2020 (a)	16,744,000	19,255,600
DigitalGlobe, Inc. 5.25%, 2/1/2021 (a)	10,288,000	10,223,700
Huntington Ingalls Industries, Inc.:
6.88%, 3/15/2018	1,500,000	1,631,250
7.13%, 3/15/2021	11,266,000	12,251,775
Kratos Defense & Security Solutions, Inc. 10.00%, 6/1/2017	25,717,000	28,288,700
Silver II Borrower/Silver II US Holdings LLC 7.75%, 12/15/2020 (a)	5,091,000	5,421,915
TransDigm, Inc.:
5.50%, 10/15/2020 (a)	1,750,000	1,824,375
7.75%, 12/15/2018	63,863,000	70,089,643

		273,279,729

AIRLINES — 0.4%
Air Canada 9.25%, 8/1/2015 (a)	21,230,000	22,609,950
Continental Airlines, Inc. 6.75%, 9/15/2015 (a)	26,735,000	28,004,913

		50,614,863

AUTO COMPONENTS — 1.0%
American Axle & Manufacturing, Inc. 6.63%, 10/15/2022	13,500,000	13,972,500
Delphi Corp.:
5.00%, 2/15/2023	8,400,000	8,883,000
6.13%, 5/15/2021	10,514,000	11,565,400
Exide Technologies 8.63%, 2/1/2018	14,958,000	12,845,182
Lear Corp. 4.75%, 1/15/2023 (a)	12,990,000	12,665,250
Tenneco, Inc. 6.88%, 12/15/2020	1,569,000	1,723,939
The Goodyear Tire & Rubber Co.:
6.50%, 3/1/2021	16,769,000	17,293,031
7.00%, 5/15/2022	8,350,000	8,798,813
8.25%, 8/15/2020	34,054,000	37,672,237

		125,419,352

AUTOMOBILES — 0.9%
Chrysler Group LLC/CG Co-Issuer, Inc. 8.00%, 6/15/2019	15,000,000	16,443,750
Chrysler Group LLC/CG, Inc. 8.25%, 6/15/2021	46,695,000	52,123,294
Jaguar Land Rover Automotive PLC 5.63%, 2/1/2023 (a)	9,479,000	9,846,311
Navistar International Corp. 8.25%, 11/1/2021	30,611,000	31,184,956

		109,598,311

BEVERAGES — 0.1%
Constellation Brands, Inc. 6.00%, 5/1/2022	13,239,000	14,463,608

BUILDING PRODUCTS — 0.8%
Associated Materials LLC 9.13%, 11/1/2017	14,020,000	14,966,350
Building Materials Corp. of America 6.75%, 5/1/2021 (a)	30,245,000	33,042,662
Griffon Corp. 7.13%, 4/1/2018	2,565,000	2,770,200
Ply Gem Industries, Inc. 8.25%, 2/15/2018	26,435,000	28,781,106
Texas Industries, Inc. 9.25%, 8/15/2020	14,357,000	15,685,023

		95,245,341

CAPITAL MARKETS — 0.5%
E*TRADE Financial Corp.:
6.00%, 11/15/2017	9,935,000	10,394,494
6.38%, 11/15/2019	18,500,000	19,563,750
PBF Holding Co. LLC/PBF Finance Corp. 8.25%, 2/15/2020 (a)	28,690,000	31,559,000

		61,517,244

CHEMICALS — 3.3%
Ashland, Inc.:
3.00%, 3/15/2016 (a)	9,954,000	10,103,310
3.88%, 4/15/2018 (a)	14,369,000	14,548,612
Celanese US Holdings LLC:
4.63%, 11/15/2022	13,400,000	13,433,500
6.63%, 10/15/2018	11,756,000	12,711,175
Eagle Spinco, Inc. 4.63%, 2/15/2021 (a)	9,486,000	9,652,005
Hexion US Finance Corp. 6.63%, 4/15/2020 (a)	22,862,000	22,919,155
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 8.88%, 2/1/2018	22,235,000	23,013,225
Huntsman International LLC 8.63%, 3/15/2021	11,109,000	12,497,625
Ineos Finance PLC:
8.38%, 2/15/2019 (a)	19,195,000	21,234,469
9.00%, 5/15/2015 (a)	1,000,000	1,052,500
LyondellBasell Industries NV:
5.00%, 4/15/2019	43,477,000	49,129,010
5.75%, 4/15/2024	17,750,000	20,811,875
6.00%, 11/15/2021	17,120,000	20,287,200
Momentive Performance Materials, Inc.:
8.88%, 10/15/2020	25,100,000	25,853,000
9.00%, 1/15/2021	17,300,000	12,975,000
PolyOne Corp. 5.25%, 3/15/2023 (a)	13,363,000	13,463,223
PQ Corp. 8.75%, 5/1/2018 (a)	11,050,000	11,768,250
Rockwood Specialties Group, Inc. 4.63%, 10/15/2020	32,186,000	32,990,650

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Sawgrass Merger Sub, Inc. 8.75%, 12/15/2020 (a)	$16,650,000	$17,357,625
Tronox Finance LLC 6.38%, 8/15/2020 (a)	39,898,000	38,701,060
US Coatings Acquisition, Inc./Flash Dutch 2 BV 7.38%, 5/1/2021 (a)	17,621,000	18,546,102

		403,048,571

COMMERCIAL BANKS — 1.2%
CIT Group, Inc.:
4.25%, 8/15/2017	35,662,000	37,266,790
4.75%, 2/15/2015 (a)	5,000,000	5,237,500
5.50%, 2/15/2019 (a)	36,500,000	40,058,750
Royal Bank of Scotland Group PLC 6.13%, 12/15/2022	50,499,000	52,231,015
SMFG Preferred Capital USD 3, Ltd. 9.50%, 12/31/2049 (a)(b)	10,000,000	12,979,500

		147,773,555

COMMERCIAL SERVICES — 0.3%
Ceridian Corp.:
8.88%, 7/15/2019 (a)	11,435,000	13,307,481
11.25%, 11/15/2015	14,870,000	15,353,275
National Money Mart Co. 10.38%, 12/15/2016	11,363,000	12,527,708

		41,188,464

COMMERCIAL SERVICES & SUPPLIES — 2.5%
Aleris International, Inc. 7.88%, 11/1/2020	4,500,000	4,792,500
ARAMARK Corp. 5.75%, 3/15/2020 (a)	20,100,000	20,552,250
Ashtead Capital, Inc. 6.50%, 7/15/2022 (a)	2,725,000	2,960,031
Clean Harbors, Inc.:
5.13%, 6/1/2021 (a)	12,484,000	12,780,495
5.25%, 8/1/2020	20,380,000	21,042,350
Global A&T Electronics, Ltd. 10.00%, 2/1/2019 (a)	13,523,000	14,469,610
H&E Equipment Services, Inc. 7.00%, 9/1/2022 (a)	13,555,000	14,910,500
Interactive Data Corp. 10.25%, 8/1/2018	35,855,000	40,785,062
Iron Mountain, Inc.:
5.75%, 8/15/2024	32,624,000	32,583,220
8.38%, 8/15/2021	8,173,000	8,980,084
Jaguar Holding Co. I PIK 9.38%, 10/15/2017 (a)	5,000,000	5,368,750
Laureate Education, Inc. 9.25%, 9/1/2019 (a)	21,137,000	23,488,491
RR Donnelley & Sons Co. 7.25%, 5/15/2018	14,128,000	14,852,060
ServiceMaster Co.:
7.00%, 8/15/2020 (a)	15,193,000	15,724,755
8.00%, 2/15/2020	12,005,000	12,875,363
Tervita Corp. 8.00%, 11/15/2018 (a)	8,300,000	8,580,125
The Hertz Corp.:
6.75%, 4/15/2019	38,925,000	42,476,906
7.50%, 10/15/2018	500,000	551,875
TransUnion Holding Co., Inc. 9.63%, 6/15/2018	7,250,000	7,884,375

		305,658,802

COMPUTERS & PERIPHERALS — 1.5%
iGate Corp. 9.00%, 5/1/2016	31,932,000	34,765,965
Infor US, Inc.:
9.38%, 4/1/2019	18,729,000	21,234,004
11.50%, 7/15/2018	2,300,000	2,702,500
NCR Corp.:
4.63%, 2/15/2021 (a)	10,323,000	10,271,385
5.00%, 7/15/2022 (a)	11,889,000	11,918,722
Seagate HDD Cayman:
6.88%, 5/1/2020	11,000,000	11,825,000
7.00%, 11/1/2021	5,000,000	5,425,000
7.75%, 12/15/2018	24,680,000	27,055,450
SunGard Data Systems, Inc.:
6.63%, 11/1/2019 (a)	18,900,000	19,514,250
7.38%, 11/15/2018	18,818,000	20,135,260
7.63%, 11/15/2020	10,000,000	10,837,500

		175,685,036

CONSTRUCTION MATERIALS — 0.2%
Vulcan Materials Co.:
6.50%, 12/1/2016	6,640,000	7,436,800
7.50%, 6/15/2021	10,097,000	11,889,218

		19,326,018

CONTAINERS & PACKAGING — 1.7%
Ardagh Packaging Finance PLC:
7.38%, 10/15/2017 (a)	2,500,000	2,737,500
9.13%, 10/15/2020 (a)	16,172,000	17,910,490
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 7.00%, 11/15/2020 (a)	16,031,000	16,471,852
Ball Corp.:
5.00%, 3/15/2022 (c)	27,785,000	28,896,400
5.75%, 5/15/2021	4,370,000	4,719,600
6.75%, 9/15/2020	12,370,000	13,637,925
Berry Plastics Corp.:
9.50%, 5/15/2018	11,500,000	12,836,875
9.75%, 1/15/2021	16,750,000	19,576,562
Crown Americas LLC/Crown Americas Capital Corp. III 6.25%, 2/1/2021	22,501,000	24,582,342
Crown Americas LLC/Crown Americas Capital Corp. IV 4.50%, 1/15/2023 (a)	23,343,000	22,642,710
Owens-Brockway Glass Container, Inc. 7.38%, 5/15/2016 (c)	14,126,000	16,244,900
Sealed Air Corp.:
8.13%, 9/15/2019 (a)	750,000	848,438
8.38%, 9/15/2021 (a)	14,524,000	16,629,980
Silgan Holdings, Inc. 5.00%, 4/1/2020	10,125,000	10,403,438

		208,139,012

DISTRIBUTORS — 0.8%
HD Supply, Inc.:
7.50%, 7/15/2020 (a)	26,403,000	27,789,157

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

8.13%, 4/15/2019	$40,569,000	$45,842,970
VWR Funding, Inc. 7.25%, 9/15/2017 (a)	17,850,000	18,898,688

		92,530,815

DIVERSIFIED CONSUMER SERVICES — 1.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu:
5.75%, 10/15/2020	70,868,000	72,196,775
9.00%, 4/15/2019	13,000,000	13,747,500
9.88%, 8/15/2019	46,750,000	51,249,687

		137,193,962

DIVERSIFIED FINANCIAL SERVICES — 3.8%
Aircastle, Ltd.:
6.25%, 12/1/2019	6,545,000	7,150,413
6.75%, 4/15/2017	10,500,000	11,550,000
Ally Financial, Inc.:
8.00%, 3/15/2020	5,000,000	6,200,000
8.00%, 11/1/2031	9,000,000	11,385,000
8.30%, 2/12/2015	79,968,000	88,764,480
Alphabet Holding Co., Inc. PIK 7.75%, 11/1/2017 (a)	3,000,000	3,127,500
CEVA Group PLC:
8.38%, 12/1/2017 (a)	24,350,000	25,080,500
11.50%, 4/1/2018 (a)	3,000,000	2,745,000
12.75%, 3/31/2020 (a)	7,000,000	5,617,500
CNH Capital LLC:
3.88%, 11/1/2015	14,600,000	14,965,000
6.25%, 11/1/2016	1,070,000	1,182,350
General Motors Financial Co., Inc. 4.75%, 8/15/2017 (a)	19,926,000	20,781,403
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75%, 1/15/2016	5,000,000	5,206,250
8.00%, 1/15/2018	53,417,000	57,156,190
International Lease Finance Corp.:
6.25%, 5/15/2019	6,000,000	6,570,000
8.63%, 9/15/2015	5,120,000	5,824,000
8.75%, 3/15/2017	56,617,000	66,595,746
Jefferies Finance LLC/JFIN Co-Issuer Corp. 7.38%, 4/1/2020 (a)	8,929,000	9,085,258
Mizuho Capital Investment USD 2, Ltd. 14.95%, 12/31/2049 (a)(b)(c)	17,750,000	20,412,500
Nationstar Mortgage LLC/Nationstar Capital Corp. 6.50%, 7/1/2021 (a)	9,425,000	9,825,562
Nuveen Investments, Inc.:
9.13%, 10/15/2017 (a)	9,000,000	9,292,500
9.50%, 10/15/2020 (a)	18,043,000	18,854,935
TransUnion LLC/TransUnion Financing Corp. 11.38%, 6/15/2018	29,808,000	34,279,200
UPCB Finance III, Ltd. 6.63%, 7/1/2020 (a)	17,570,000	18,887,750

		460,539,037

DIVERSIFIED TELECOMMUNICATION SERVICES — 6.0%
CenturyLink, Inc.:
5.63%, 4/1/2020	21,188,000	21,664,730
5.80%, 3/15/2022	22,250,000	22,528,125
6.45%, 6/15/2021	12,000,000	12,720,000
Cincinnati Bell, Inc. 8.75%, 3/15/2018	11,367,000	11,281,748
Cricket Communications, Inc.:
7.75%, 5/15/2016	10,000,000	10,437,500
7.75%, 10/15/2020	66,921,000	66,753,697
Frontier Communications Corp.:
7.13%, 1/15/2023	15,990,000	16,189,875
8.25%, 4/15/2017	20,000,000	23,400,000
8.50%, 4/15/2020	29,985,000	33,958,012
Hughes Satellite Systems Corp.:
6.50%, 6/15/2019	35,915,000	39,416,712
7.63%, 6/15/2021	4,000,000	4,575,000
Inmarsat Finance PLC 7.38%, 12/1/2017 (a)	19,025,000	20,261,625
Intelsat Jackson Holdings SA:
7.25%, 4/1/2019	37,436,000	40,898,830
7.25%, 10/15/2020 (a)	5,000,000	5,493,750
7.50%, 4/1/2021	15,250,000	16,965,625
Intelsat Luxembourg SA 7.75%, 6/1/2021 (a)	41,521,000	42,247,617
Level 3 Financing, Inc.:
7.00%, 6/1/2020 (a)	5,000,000	5,237,500
8.13%, 7/1/2019	39,585,000	43,543,500
8.63%, 7/15/2020	10,500,000	11,707,500
Lynx I Corp. 5.38%, 4/15/2021 (a)	8,994,000	9,353,760
SBA Telecommunications, Inc. 5.75%, 7/15/2020 (a)	26,841,000	27,914,640
Telesat Canada/Telesat LLC 6.00%, 5/15/2017 (a)	21,701,000	22,677,545
UPCB Finance V, Ltd. 7.25%, 11/15/2021 (a)	5,000,000	5,525,000
UPCB Finance VI, Ltd. 6.88%, 1/15/2022 (a)	14,175,000	15,415,313
ViaSat, Inc. 6.88%, 6/15/2020	11,000,000	11,797,500
Virgin Media Finance PLC:
4.88%, 2/15/2022	18,830,000	19,065,375
8.38%, 10/15/2019	13,201,000	14,752,118
West Corp.:
7.88%, 1/15/2019	14,265,000	15,192,225
8.63%, 10/1/2018	5,496,000	5,963,160
Wind Acquisition Finance SA:
7.25%, 2/15/2018 (a)	50,300,000	52,374,875
11.75%, 7/15/2017 (a)	12,500,000	13,250,000
Wind Acquisition Holdings Finance SA PIK 12.25%, 7/15/2017 (a)	5,000,000	5,200,000
Windstream Corp.:
6.38%, 8/1/2023 (a)	14,000,000	13,895,000
7.75%, 10/15/2020	14,000,000	15,190,000
7.88%, 11/1/2017	22,295,000	25,472,038

		722,319,895

ELECTRIC UTILITIES — 3.3%
Calpine Corp.:
7.25%, 10/15/2017 (a)	20,500,000	21,730,000

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

7.50%, 2/15/2021 (a)	$60,939,000	$66,880,552
7.88%, 1/15/2023 (a)	15,000,000	16,650,000
DPL, Inc. 7.25%, 10/15/2021	17,000,000	18,020,000
EDP Finance BV 4.90%, 10/1/2019 (a)	23,798,000	23,916,990
Energy Future Holdings Corp. 11.75%, 3/1/2022 (a)	16,000,000	18,400,000
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc.:
10.00%, 12/1/2020 (a)	10,000,000	11,250,000
10.00%, 12/1/2020	63,092,000	71,530,555
GenOn Energy, Inc.:
9.50%, 10/15/2018	31,070,000	36,584,925
9.88%, 10/15/2020	11,016,000	12,613,320
NRG Energy, Inc.:
7.63%, 1/15/2018 (c)	26,500,000	30,143,750
7.88%, 5/15/2021	25,250,000	28,090,625
8.25%, 9/1/2020	2,450,000	2,765,438
Puget Energy, Inc. 6.00%, 9/1/2021	8,000,000	9,092,152
The AES Corp. 7.38%, 7/1/2021	23,274,000	26,997,840

		394,666,147

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.5%
313 Group, Inc. 6.38%, 12/1/2019 (a)	21,375,000	21,214,687
Belden, Inc. 5.50%, 9/1/2022 (a)	23,673,000	24,264,825
CDW LLC/CDW Finance Corp.:
8.00%, 12/15/2018	2,360,000	2,631,400
8.50%, 4/1/2019	60,694,000	67,749,677
Flextronics International, Ltd.:
4.63%, 2/15/2020 (a)	9,575,000	9,670,750
5.00%, 2/15/2023 (a)	13,075,000	13,042,313
General Cable Corp. 5.75%, 10/1/2022 (a)	15,900,000	16,218,000
NXP BV/NXP Funding LLC:
5.75%, 2/15/2021 (a)	1,000,000	1,037,500
5.75%, 3/15/2023 (a)	13,552,000	13,823,040
Rexel SA:
5.25%, 6/15/2020 (a)	9,305,000	9,421,313
6.13%, 12/15/2019 (a)	5,750,000	6,051,875

		185,125,380

ENGINEERING & CONSTRUCTION — 0.2%
Abengoa Finance SAU 8.88%, 11/1/2017 (a)	19,605,000	19,114,875

FOOD PRODUCTS — 2.4%
Bumble Bee Holdings, Inc. 9.00%, 12/15/2017 (a)	11,720,000	12,892,000
Del Monte Corp. 7.63%, 2/15/2019	52,514,000	54,483,275
Harbinger Group, Inc. 7.88%, 7/15/2019 (a)	14,580,000	15,381,900
Hawk Acquisition Sub, Inc. 4.25%, 10/15/2020 (a)	46,731,000	46,789,414
Ingles Markets, Inc. 8.88%, 5/15/2017	10,000,000	10,487,500
JBS USA LLC/JBS USA Finance, Inc.:
8.25%, 2/1/2020 (a)	22,550,000	24,635,875
11.63%, 5/1/2014	15,330,000	16,977,975
Post Holdings, Inc. 7.38%, 2/15/2022	25,050,000	27,398,437
Smithfield Foods, Inc. 6.63%, 8/15/2022	47,874,000	52,182,660
US Foods, Inc. 8.50%, 6/30/2019 (a)	29,197,000	30,985,316

		292,214,352

HEALTH CARE EQUIPMENT & SUPPLIES — 1.5%
Biomet, Inc. 6.50%, 8/1/2020 (a)	68,315,000	72,499,294
Fresenius US Finance II, Inc. 9.00%, 7/15/2015 (a)	2,430,000	2,782,350
Hologic, Inc. 6.25%, 8/1/2020	36,528,000	38,856,660
Kinetic Concepts, Inc./KCI USA, Inc.:
10.50%, 11/1/2018	61,860,000	66,963,450
12.50%, 11/1/2019	5,000,000	4,925,000

		186,026,754

HEALTH CARE PROVIDERS & SERVICES — 5.5%
Apria Healthcare Group, Inc. 11.25%, 11/1/2014	16,119,000	16,602,570
CHS/Community Health Systems, Inc.:
5.13%, 8/15/2018	20,000,000	20,950,000
7.13%, 7/15/2020	10,000,000	10,850,000
8.00%, 11/15/2019	68,385,000	75,736,387
DaVita HealthCare Partners, Inc. 6.38%, 11/1/2018	17,675,000	18,801,781
DaVita, Inc.:
5.75%, 8/15/2022	42,992,000	44,657,940
6.63%, 11/1/2020	15,097,000	16,351,938
Emergency Medical Services Corp. 8.13%, 6/1/2019	45,517,000	49,954,907
Fresenius Medical Care US Finance II, Inc.:
5.63%, 7/31/2019 (a)	16,573,000	18,188,868
5.88%, 1/31/2022 (a)	1,500,000	1,674,375
Fresenius Medical Care US Finance, Inc. 5.75%, 2/15/2021 (a)	13,121,000	14,465,903
HCA Holdings, Inc. 7.75%, 5/15/2021	5,000,000	5,571,875
HCA, Inc. 6.50%, 2/15/2020	139,251,000	157,092,534
Health Management Association, Inc. 7.38%, 1/15/2020	37,755,000	41,436,113
IASIS Healthcare LLC/IASIS Capital Corp. 8.38%, 5/15/2019	37,050,000	38,948,813
Multiplan, Inc. 9.88%, 9/1/2018 (a)	11,105,000	12,340,431
Omnicare, Inc. 7.75%, 6/1/2020	10,370,000	11,484,775

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Tenet Healthcare Corp.:
4.50%, 4/1/2021 (a)	$17,206,000	$16,861,880
6.25%, 11/1/2018	25,755,000	28,588,050
8.88%, 7/1/2019	15,000,000	16,875,000
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc. 8.00%, 2/1/2018	46,520,000	49,485,650

		666,919,790

HOTELS, RESTAURANTS & LEISURE — 3.0%
Ameristar Casinos, Inc. 7.50%, 4/15/2021	18,477,000	20,255,411
Boyd Gaming Corp. 9.13%, 12/1/2018	10,330,000	10,956,256
Burger King Corp. 9.88%, 10/15/2018	24,363,000	27,986,996
Caesars Entertainment Operating Co., Inc.:
10.00%, 12/15/2018	30,000,000	20,437,500
11.25%, 6/1/2017	47,993,000	51,052,554
Caesars Operating Escrow LLC/Caesars Escrow Corp. 9.00%, 2/15/2020 (a)	25,000,000	25,156,250
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.63%, 1/15/2016	26,445,000	28,395,319
10.75%, 1/15/2017	12,500,000	13,812,500
MGM Resorts International:
6.63%, 12/15/2021	27,511,000	28,852,162
6.75%, 10/1/2020 (a)	11,000,000	11,660,000
7.75%, 3/15/2022	21,900,000	24,309,000
Six Flags Entertainment Corp. 5.25%, 1/15/2021 (a)	24,745,000	24,775,931
Station Casinos LLC 7.50%, 3/1/2021 (a)	10,600,000	10,891,500
Wynn Las Vegas LLC/ Wynn Las Vegas Capital Corp. 5.38%, 3/15/2022	5,000,000	5,243,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Series 1 7.75%, 8/15/2020	52,160,000	58,484,400

		362,269,529

HOUSEHOLD DURABLES — 1.0%
Brookfield Residential Properties, Inc. 6.50%, 12/15/2020 (a)	11,910,000	12,743,700
Lennar Corp. 4.75%, 11/15/2022 (a)	10,400,000	10,192,000
RSI Home Products, Inc. 6.88%, 3/1/2018 (a)	9,944,000	10,093,160
Shea Homes LP/Shea Homes Funding Corp. 8.63%, 5/15/2019	31,244,000	35,071,390
Spectrum Brands Holdings, Inc. 9.50%, 6/15/2018	20,568,000	23,293,260
Standard Pacific Corp. 8.38%, 5/15/2018	10,762,000	12,672,255
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 7.75%, 4/15/2020 (a)	12,000,000	12,870,000

		116,935,765

HOUSEHOLD PRODUCTS — 0.2%
Mead Products LLC/ACCO Brands Corp. 6.75%, 4/30/2020 (a)	5,275,000	5,631,063
Spectrum Brands Escrow Corp.:
6.38%, 11/15/2020 (a)	3,000,000	3,221,250
6.63%, 11/15/2022 (a)	7,500,000	8,137,500
The Sun Products Corp. 7.75%, 3/15/2021 (a)	9,150,000	9,218,625

		26,208,438

INDUSTRIAL CONGLOMERATES — 0.6%
RBS Global, Inc./Rexnord LLC 8.50%, 5/1/2018	44,940,000	49,265,475
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75%, 2/1/2019 (a)	27,787,000	27,509,130

		76,774,605

INSURANCE — 0.3%
Hub International, Ltd. 8.13%, 10/15/2018 (a)	20,310,000	21,376,275
Onex USI Aquisition Corp. 7.75%, 1/15/2021 (a)	19,083,000	19,130,708

		40,506,983

INTERNET SOFTWARE & SERVICES — 0.9%
CyrusOne LP/CyrusOne Finance Corp. 6.38%, 11/15/2022 (a)(c)	11,740,000	12,297,650
Equinix, Inc.:
4.88%, 4/1/2020	7,162,000	7,215,715
5.38%, 4/1/2023	17,033,000	17,245,912
7.00%, 7/15/2021	6,660,000	7,392,600
8.13%, 3/1/2018	1,225,000	1,353,625
IAC/InterActiveCorp 4.75%, 12/15/2022 (a)	10,731,000	10,489,553
Netflix, Inc. 5.38%, 2/1/2021 (a)	12,151,000	12,059,867
Zayo Group LLC/Zayo Capital, Inc. 8.13%, 1/1/2020	30,352,000	33,994,240

		102,049,162

IT SERVICES — 1.7%
First Data Corp.:
6.75%, 11/1/2020 (a)	34,000,000	35,445,000
11.25%, 3/31/2016	21,000,000	21,105,000
12.63%, 1/15/2021	104,442,000	113,189,017
GXS Worldwide, Inc. 9.75%, 6/15/2015	23,135,000	24,002,563
Lender Processing Services, Inc. 5.75%, 4/15/2023	13,482,000	14,054,985

		207,796,565

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

LEISURE EQUIPMENT & PRODUCTS — 0.4%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp. 5.25%, 3/15/2021 (a)	$14,100,000	$14,011,875
Royal Caribbean Cruises, Ltd. 5.25%, 11/15/2022	17,807,000	18,029,588
Sabre, Inc. 8.50%, 5/15/2019 (a)	18,000,000	19,530,000

		51,571,463

MACHINERY — 0.9%
Case New Holland, Inc. 7.88%, 12/1/2017	48,979,000	57,305,430
SPX Corp. 6.88%, 9/1/2017	12,769,000	14,205,513
Terex Corp. 6.00%, 5/15/2021	16,359,000	17,217,847
The Manitowoc Co., Inc. 8.50%, 11/1/2020	13,300,000	15,029,000

		103,757,790

MEDIA — 8.1%
AMC Entertainment, Inc.:
8.75%, 6/1/2019	12,480,000	13,696,800
9.75%, 12/1/2020	12,653,000	14,598,399
AMC Networks, Inc.:
4.75%, 12/15/2022	12,412,000	12,349,940
7.75%, 7/15/2021	17,806,000	20,165,295
Cablevision Systems Corp.:
7.75%, 4/15/2018	5,000,000	5,606,250
8.63%, 9/15/2017	5,000,000	5,825,000
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/2022	7,250,000	7,123,125
6.50%, 4/30/2021	56,771,000	60,035,332
7.00%, 1/15/2019	16,500,000	17,778,750
Cengage Learning Acquisitions, Inc. 11.50%, 4/15/2020 (a)	18,900,000	14,175,000
Cequel Communications Holdings I LLC and Cequel Capital Corp.:
6.38%, 9/15/2020 (a)	31,617,000	32,802,637
8.63%, 11/15/2017 (a)	22,277,000	23,808,544
Clear Channel Communications, Inc.:
9.00%, 12/15/2019 (a)	28,500,000	27,395,625
9.00%, 3/1/2021	62,825,000	58,662,844
Clear Channel Communications, Inc. PIK 11.00%, 8/1/2016	5,000,000	3,950,000
Clear Channel Worldwide Holdings, Inc.:
6.50%, 11/15/2022 (a)	16,114,000	16,798,845
6.50%, 11/15/2022 (a)	42,607,000	44,950,385
7.63%, 3/15/2020	10,000,000	10,437,500
CSC Holdings LLC 6.75%, 11/15/2021	31,735,000	35,582,869
Cumulus Media Holdings, Inc. 7.75%, 5/1/2019	12,795,000	13,146,863
DISH DBS Corp.:
5.00%, 3/15/2023 (a)	34,488,000	33,927,570
5.88%, 7/15/2022	15,000,000	15,731,250
6.75%, 6/1/2021	71,434,000	79,291,740
Griffey Intermediate, Inc./Griffey Finance Sub LLC 7.00%, 10/15/2020 (a)	10,500,000	10,710,000
inVentiv Health, Inc. 9.00%, 1/15/2018 (a)	8,745,000	9,182,250
Lamar Media Corp.:
5.00%, 5/1/2023	5,062,000	5,062,000
5.88%, 2/1/2022	4,700,000	5,087,750
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75%, 4/1/2021 (a)	10,000,000	9,900,000
MDC Partners, Inc. 6.75%, 4/1/2020 (a)	2,857,000	2,885,570
Nara Cable Funding, Ltd. 8.88%, 12/1/2018 (a)	34,110,000	35,730,225
Nielsen Finance LLC/Nielsen Finance Co.:
4.50%, 10/1/2020 (a)	2,000,000	1,997,500
7.75%, 10/15/2018 (c)	21,234,000	23,569,740
Quebecor Media, Inc. 5.75%, 1/15/2023 (a)	13,500,000	13,770,000
Sinclair Television Group, Inc.:
5.38%, 4/1/2021 (a)	22,650,000	22,480,125
6.13%, 10/1/2022 (a)	1,000,000	1,047,500
9.25%, 11/1/2017 (a)	6,255,000	6,778,856
Sirius XM Radio, Inc. 8.75%, 4/1/2015 (a)	15,345,000	17,071,313
The Mcclatchy Co. 9.00%, 12/15/2022 (a)	18,798,000	20,395,830
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.50%, 1/15/2023 (a)	20,509,000	21,072,998
Univision Communications, Inc.:
6.75%, 9/15/2022 (a)	26,000,000	28,080,000
6.88%, 5/15/2019 (a)	27,000,000	28,890,000
8.50%, 5/15/2021 (a)	10,000,000	10,800,000
Videotron, Ltd. 5.00%, 7/15/2022	30,387,000	30,842,805
Visant Corp. 10.00%, 10/1/2017	26,857,000	24,507,012
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25%, 7/15/2019 (a)	28,593,000	31,809,712
WMG Acquisition Corp.:
6.00%, 1/15/2021 (a)	8,750,000	9,165,625
11.50%, 10/1/2018	19,234,000	22,575,907
XM Satellite Radio, Inc. 7.63%, 11/1/2018 (a)	13,000,000	14,348,750

		975,602,031

METALS & MINING — 3.9%
AK Steel Corp. 7.63%, 5/15/2020	13,118,000	11,478,250
ArcelorMittal:
6.00%, 3/1/2021	32,000,000	33,643,488
7.50%, 10/15/2039	2,000,000	2,055,000
10.35%, 6/1/2019	32,750,000	41,356,602
Eldorado Gold Corp. 6.13%, 12/15/2020 (a)	11,510,000	11,941,625

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Ferrexpo Finance PLC 7.88%, 4/7/2016 (a)	$1,500,000	$1,496,250
FMG Resources August 2006 Pty, Ltd.:
6.00%, 4/1/2017 (a)	10,000,000	10,275,000
7.00%, 11/1/2015 (a)	74,905,000	78,462,987
8.25%, 11/1/2019 (a)	14,000,000	15,102,500
HudBay Minerals, Inc. 9.50%, 10/1/2020	2,000,000	2,185,000
IAMGOLD Corp. 6.75%, 10/1/2020 (a)	16,095,000	15,491,437
Inmet Mining Corp.:
7.50%, 6/1/2021 (a)	11,158,000	12,078,535
8.75%, 6/1/2020 (a)	67,993,000	75,472,230
JMC Steel Group 8.25%, 3/15/2018 (a)	29,468,000	31,236,080
KGHM International, Ltd. 7.75%, 6/15/2019 (a)	2,000,000	2,100,000
Molycorp, Inc. 10.00%, 6/1/2020	26,300,000	25,905,500
New Gold, Inc. 6.25%, 11/15/2022 (a)	365,000	382,338
Novelis, Inc.:
8.38%, 12/15/2017	10,000,000	10,950,000
8.75%, 12/15/2020	39,843,000	44,922,982
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 9.00%, 10/15/2017 (a)	12,675,000	13,847,438
Schaeffler Finance BV 7.75%, 2/15/2017 (a)	18,191,000	20,487,614
United States Steel Corp. 7.38%, 4/1/2020	14,296,000	14,975,060

		475,845,916

MULTILINE RETAIL — 0.6%
Sears Holdings Corp. 6.63%, 10/15/2018	48,220,000	46,954,225
SUPERVALU, Inc. 8.00%, 5/1/2016	22,063,000	22,945,520

		69,899,745

OIL, GAS & CONSUMABLE FUELS — 17.2%
Access Midstream Partners LP/ACMP Finance Corp.:
4.88%, 5/15/2023	29,890,000	29,516,375
6.13%, 7/15/2022	15,972,000	17,129,970
Alpha Natural Resources, Inc.:
6.00%, 6/1/2019	28,704,000	26,479,440
9.75%, 4/15/2018	780,000	836,550
Antero Resources Finance Corp. 6.00%, 12/1/2020 (a)	10,187,000	10,645,415
Arch Coal, Inc.:
7.00%, 6/15/2019	3,000,000	2,722,500
7.25%, 6/15/2021	29,836,000	26,777,810
8.75%, 8/1/2016	6,200,000	6,448,000
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 5.88%, 8/1/2023 (a)	12,818,000	12,753,910
Berry Petroleum Co. 6.38%, 9/15/2022	14,802,000	15,727,125
Carrizo Oil & Gas, Inc. 8.63%, 10/15/2018	13,958,000	15,284,010
Chesapeake Energy Corp.:
6.63%, 8/15/2020	28,051,000	30,645,717
6.78%, 3/15/2019	37,050,000	38,670,937
9.50%, 2/15/2015	20,000,000	22,600,000
Cie Generale de Geophysique — Veritas 6.50%, 6/1/2021	20,210,000	21,220,500
Cimarex Energy Co. 5.88%, 5/1/2022	33,989,000	36,453,202
Concho Resources, Inc.:
5.50%, 4/1/2023	19,300,000	20,023,750
6.50%, 1/15/2022	3,145,000	3,428,050
7.00%, 1/15/2021	10,391,000	11,430,100
Consol Energy, Inc.:
8.00%, 4/1/2017	46,851,000	50,599,080
8.25%, 4/1/2020	12,000,000	13,290,000
Continental Resources, Inc. 5.00%, 9/15/2022	45,800,000	48,662,500
Crosstex Energy LP/Crosstex Energy Finance Corp. 8.88%, 2/15/2018	11,997,000	12,986,753
CVR Refining LLC/Coffeyville Finance, Inc. 6.50%, 11/1/2022 (a)	10,400,000	10,634,000
Denbury Resources, Inc.:
4.63%, 7/15/2023	27,586,000	26,620,490
8.25%, 2/15/2020	22,250,000	24,920,000
Drill Rigs Holdings, Inc. 6.50%, 10/1/2017 (a)	18,129,000	18,310,290
Energy Transfer Equity LP 7.50%, 10/15/2020	64,398,000	74,218,695
Energy XXI Gulf Coast, Inc. 9.25%, 12/15/2017	34,354,000	38,820,020
EP Energy LLC/EP Energy Finance, Inc. 9.38%, 5/1/2020	72,950,000	84,257,250
EP Energy LLC/Everest Acquisition Finance, Inc. 6.88%, 5/1/2019	11,660,000	12,767,700
EV Energy Partners LP/EV Energy Finance Corp. 8.00%, 4/15/2019	1,600,000	1,688,000
EXCO Resources, Inc. 7.50%, 9/15/2018	32,675,000	30,918,719
Expro Finance Luxembourg SCA 8.50%, 12/15/2016 (a)	22,572,000	23,926,320
Foresight Energy LLC/Foresight Energy Corp. 9.63%, 8/15/2017 (a)	13,251,000	14,344,208
Forest Oil Corp. 7.50%, 9/15/2020 (a)	9,500,000	10,022,500
Halcon Resources Corp.:
8.88%, 5/15/2021 (a)	20,613,000	22,210,508
9.75%, 7/15/2020 (a)	16,453,000	18,180,565
Harvest Operations Corp. 6.88%, 10/1/2017	30,000	33,525
Inergy Midstream LP/NRGM Finance Corp. 6.00%, 12/15/2020 (a)	3,105,000	3,229,200
Key Energy Services, Inc. 6.75%, 3/1/2021	3,250,000	3,388,125

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Kinder Morgan Finance Co. LLC 6.00%, 1/15/2018 (a)	$17,782,000	$19,677,863
Kodiak Oil & Gas Corp. 8.13%, 12/1/2019	33,728,000	38,112,640
Laredo Petroleum, Inc.:
7.38%, 5/1/2022	5,570,000	6,099,150
9.50%, 2/15/2019	1,136,000	1,283,680
Linn Energy LLC/Linn Energy Finance Corp.:
6.25%, 11/1/2019 (a)	65,910,000	67,392,975
7.75%, 2/1/2021	10,000,000	10,725,000
8.63%, 4/15/2020	15,000,000	16,537,500
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.:
4.50%, 7/15/2023	19,750,000	19,330,313
5.50%, 2/15/2023	31,476,000	32,971,110
6.75%, 11/1/2020 (c)	4,888,000	5,340,140
MEG Energy Corp.:
6.38%, 1/30/2023 (a)	30,708,000	31,936,320
6.50%, 3/15/2021 (a)	15,000,000	15,975,000
Midstates Petroleum Co, Inc./Midstates Petroleum Co. LLC 10.75%, 10/1/2020 (a)	11,745,000	13,036,950
Murray Energy Corp. 10.25%, 10/15/2015 (a)	13,290,000	13,339,838
Newfield Exploration Co.:
5.63%, 7/1/2024	29,500,000	30,458,750
5.75%, 1/30/2022	17,074,000	18,269,180
6.88%, 2/1/2020	12,500,000	13,406,250
NGPL PipeCo LLC 9.63%, 6/1/2019 (a)	12,500,000	14,000,000
Offshore Group Investment, Ltd.:
7.13%, 4/1/2023 (a)	13,110,000	13,404,975
7.50%, 11/1/2019 (a)	24,140,000	25,588,400
Oil States International, Inc. 6.50%, 6/1/2019	14,135,000	15,124,450
Pacific Drilling V, Ltd. 7.25%, 12/1/2017 (a)	5,000,000	5,275,000
Peabody Energy Corp.:
6.00%, 11/15/2018	39,285,000	41,740,312
6.25%, 11/15/2021	25,000,000	26,000,000
6.50%, 9/15/2020	5,750,000	6,123,750
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II 8.38%, 6/1/2020	17,020,000	17,871,000
PetroBakken Energy, Ltd. 8.63%, 2/1/2020 (a)	43,325,000	44,191,500
Plains Exploration & Production Co.:
6.50%, 11/15/2020	19,500,000	21,547,500
6.75%, 2/1/2022	22,735,000	25,321,106
6.88%, 2/15/2023	35,450,000	40,147,125
Precision Drilling Corp. 6.63%, 11/15/2020	17,272,000	18,437,860
QEP Resources, Inc.:
5.25%, 5/1/2023	14,828,000	15,198,700
5.38%, 10/1/2022	10,514,000	10,908,275
6.88%, 3/1/2021	14,873,000	16,918,038
Quicksilver Resources, Inc. 11.75%, 1/1/2016	13,375,000	13,642,500
Range Resources Corp.:
5.00%, 8/15/2022	26,023,000	26,543,460
5.00%, 3/15/2023 (a)	17,940,000	18,343,650
6.75%, 8/1/2020	9,679,000	10,646,900
Regency Energy Partners LP/Regency Energy Finance Corp.:
5.50%, 4/15/2023	14,750,000	15,782,500
6.50%, 7/15/2021	1,450,000	1,595,000
6.88%, 12/1/2018	13,169,000	14,354,210
Rockies Express Pipeline LLC:
5.63%, 4/15/2020 (a)	32,750,000	30,375,625
6.00%, 1/15/2019 (a)	11,820,000	11,583,600
6.88%, 4/15/2040 (a)	11,850,000	10,724,250
Sabine Pass Liquefaction LLC 5.63%, 2/1/2021 (a)	28,491,000	29,559,412
Samson Investment Co. 9.75%, 2/15/2020 (a)	92,550,000	98,334,375
SandRidge Energy, Inc.:
7.50%, 3/15/2021	45,825,000	47,658,000
7.50%, 2/15/2023	19,500,000	20,231,250
SESI LLC 7.13%, 12/15/2021	22,762,000	25,464,988
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.25%, 5/1/2023 (a)	12,966,000	13,484,640
W&T Offshore, Inc. 8.50%, 6/15/2019	26,889,000	29,241,787
Walter Energy, Inc. 9.88%, 12/15/2020 (a)	9,795,000	10,627,575
WPX Energy, Inc. 6.00%, 1/15/2022	48,602,000	50,910,595

		2,083,616,776

PAPER & FOREST PRODUCTS — 0.0% (d)
Resolute Forest Products 10.25%, 10/15/2018	750,000	860,625

PERSONAL PRODUCTS — 0.1%
Revlon Consumer Products Corp. 5.75%, 2/15/2021 (a)	7,400,000	7,427,750

PHARMACEUTICALS — 2.1%
ConvaTec Healthcare E SA 10.50%, 12/15/2018 (a)	27,630,000	30,738,375
Elan Finance PLC/Elan Finance Corp. 6.25%, 10/15/2019 (a)	11,125,000	12,988,438
Endo Health Solutions, Inc. 7.00%, 7/15/2019	12,227,000	13,067,606
Grifols, Inc. 8.25%, 2/1/2018	33,031,000	36,334,100
NBTY, Inc. 9.00%, 10/1/2018	13,450,000	15,030,375
Valeant Pharmaceuticals International:
6.50%, 7/15/2016 (a)	20,185,000	21,068,094
6.88%, 12/1/2018 (a)	39,712,000	42,665,580
VPI Escrow Corp. 6.38%, 10/15/2020 (a)	36,730,000	38,704,237

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Warner Chilcott Co. LLC/Warner Chilcott Finance LLC, Series 1 7.75%, 9/15/2018	$44,260,000	$47,302,875

		257,899,680

REAL ESTATE INVESTMENT TRUSTS — 0.4%
DuPont Fabros Technology LP 8.50%, 12/15/2017	10,500,000	11,287,500
Felcor Lodging LP:
5.63%, 3/1/2023 (a)	4,476,000	4,559,925
6.75%, 6/1/2019	10,000,000	10,850,000
The Rouse Co. LP 6.75%, 11/9/2015	14,731,000	15,264,999

		41,962,424

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.1%
Agile Property Holdings, Ltd. 8.88%, 4/28/2017 (a)	17,125,000	18,255,250
CBRE Services, Inc. 5.00%, 3/15/2023	18,863,000	19,075,209
Country Garden Holdings Co. 11.13%, 2/23/2018 (a)	10,000,000	11,500,000
Longfor Properties Co., Ltd. 9.50%, 4/7/2016 (a)	10,900,000	11,935,500
Realogy Corp., Series 1 7.88%, 2/15/2019 (a)	34,115,000	37,355,925
Realogy Group LLC 7.63%, 1/15/2020 (a)	12,820,000	14,454,550
Renhe Commercial Holdings Co., Ltd. 13.00%, 3/10/2016 (a)	22,606,000	15,598,140

		128,174,574

ROAD & RAIL — 0.6%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.50%, 4/1/2023 (a)	10,368,000	10,342,080
8.25%, 1/15/2019	14,810,000	16,420,588
CHC Helicopter SA 9.25%, 10/15/2020	42,250,000	44,917,031

		71,679,699

SEMICONDUCTORS — 1.0%
Advanced Micro Devices, Inc.:
7.50%, 8/15/2022 (a)	10,000,000	9,075,000
7.75%, 8/1/2020	6,250,000	5,750,000
Freescale Semiconductor, Inc.:
8.05%, 2/1/2020	1,805,000	1,908,788
Series 1 9.25%, 4/15/2018 (a)	56,431,000	61,933,022
10.13%, 3/15/2018 (a)	8,300,000	9,192,250
Sensata Technologies BV 6.50%, 5/15/2019 (a)	14,990,000	16,151,725
STATS ChipPAC, Ltd. 4.50%, 3/20/2018 (a)	21,853,000	21,853,000

		125,863,785

SOFTWARE — 1.0%
Audatex North America, Inc. 6.75%, 6/15/2018 (a)	32,755,000	35,129,737
IMS Health, Inc.:
6.00%, 11/1/2020 (a)	7,491,000	7,809,368
12.50%, 3/1/2018 (a)	24,200,000	29,040,000
Nuance Communications, Inc. 5.38%, 8/15/2020 (a)	42,488,000	43,019,100

		114,998,205

SPECIALTY RETAIL — 3.1%
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75%, 5/20/2020	6,450,000	7,014,375
7.00%, 5/20/2022	33,180,000	36,083,250
Best Buy Co., Inc. 5.50%, 3/15/2021	28,379,000	27,385,735
Claire’s Stores, Inc. 9.00%, 3/15/2019 (a)	21,550,000	24,351,500
DineEquity, Inc. 9.50%, 10/30/2018	19,436,000	22,157,040
Dollar General Corp. 4.13%, 7/15/2017	6,500,000	6,979,375
Dufry Finance SCA 5.50%, 10/15/2020 (a)	10,475,000	10,868,169
L Brands, Inc.:
5.63%, 2/15/2022	10,000,000	10,600,000
6.63%, 4/1/2021	38,073,000	43,022,490
8.50%, 6/15/2019	3,656,000	4,487,740
Michaels Stores, Inc. 7.75%, 11/1/2018	19,500,000	21,303,750
New Academy Finance Co. LLC/New Academy Finance Corp. PIK 8.00%, 6/15/2018 (a)	8,444,000	8,739,540
Party City Holdings, Inc. 8.88%, 8/1/2020 (a)	13,862,000	15,213,545
Petco Holdings, Inc. PIK 8.50%, 10/15/2017 (a)	9,900,000	10,209,375
Rite Aid Corp.:
8.00%, 8/15/2020	12,892,000	14,567,960
9.25%, 3/15/2020	22,876,000	25,821,285
Sally Holdings LLC/Sally Capital, Inc.:
5.75%, 6/1/2022	22,587,000	23,575,181
6.88%, 11/15/2019	17,142,000	18,984,765
Serta Simmons Holdings LLC 8.13%, 10/1/2020 (a)	12,160,000	12,631,200
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.38%, 8/1/2021	2,000,000	2,205,000
Toys R Us Property Co. I LLC 10.75%, 7/15/2017	13,332,000	14,348,565
Toys R Us Property Co. II LLC 8.50%, 12/1/2017	14,200,000	14,998,750

		375,548,590

STORAGE/WAREHOUSING — 0.3%
Algeco Scotsman Global Finance PLC:
8.50%, 10/15/2018 (a)	22,565,000	24,200,963
10.75%, 10/15/2019 (a)	10,404,000	10,768,140

		34,969,103

TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Hanesbrands, Inc. 6.38%, 12/15/2020	41,979,000	45,704,636

SPDR Barclays High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

PVH Corp.:
4.50%, 12/15/2022	$15,233,000	$15,004,505
7.38%, 5/15/2020	13,299,000	14,828,385

		75,537,526

TOBACCO — 0.1%
Alliance One International, Inc. 10.00%, 7/15/2016	13,392,000	14,145,300

TRADING COMPANIES & DISTRIBUTORS — 0.6%
United Rentals North America, Inc.:
7.38%, 5/15/2020	5,000,000	5,550,000
7.63%, 4/15/2022	58,935,000	65,859,862
8.38%, 9/15/2020	120,000	133,800

		71,543,662

TRANSPORTATION INFRASTRUCTURE — 0.1%
Gulfmark Offshore, Inc. 6.38%, 3/15/2022	8,825,000	9,178,000

WIRELESS TELECOMMUNICATION SERVICES — 4.6%
Avaya, Inc.:
7.00%, 4/1/2019 (a)	28,233,000	27,597,757
10.50%, 3/1/2021 (a)	19,247,000	18,332,767
Cincinnati Bell, Inc. 8.38%, 10/15/2020	19,700,000	20,488,000
Clearwire Communications LLC/Clearwire Finance, Inc.:
12.00%, 12/1/2015 (a)	49,760,000	53,678,600
12.00%, 12/1/2017 (a)	2,000,000	2,340,000
CommScope, Inc. 8.25%, 1/15/2019 (a)	72,295,000	78,440,075
Crown Castle International Corp.:
5.25%, 1/15/2023	51,400,000	52,299,500
7.13%, 11/1/2019	11,105,000	12,132,213
MetroPCS Wireless, Inc.:
6.25%, 4/1/2021 (a)	26,388,000	26,849,790
6.63%, 4/1/2023 (a)	27,000,000	27,540,000
7.88%, 9/1/2018	35,110,000	38,357,675
Nokia OYJ:
5.38%, 5/15/2019	15,000,000	14,287,500
6.63%, 5/15/2039	11,943,000	10,897,988
Sprint Nextel Corp.:
6.00%, 11/15/2022	31,300,000	32,160,750
7.00%, 8/15/2020	17,500,000	19,250,000
9.00%, 11/15/2018 (a)	94,785,000	117,177,956

		551,830,571

TOTAL CORPORATE BONDS & NOTES —
(Cost $11,429,418,970)		11,762,063,175

	Shares
SHORT TERM INVESTMENT — 1.4%
MONEY MARKET FUND — 1.4%
State Street Institutional Liquid Reserves Fund 0.13% (e)(f)(g) (Cost $167,664,072)	167,664,072	167,664,072

TOTAL INVESTMENTS — 98.7% (h)
(Cost $11,597,083,042)		11,929,727,247
OTHER ASSETS & LIABILITIES — 1.3%		160,538,321

NET ASSETS — 100.0%		$12,090,265,568

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 36.6% of net assets as of March 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Variable rate security. Rate shown is rate in effect at March 31, 2013. Maturity date disclosed is the ultimate maturity.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. (See accompanying Notes to Schedules of Investments)
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
PIK = Payment in Kind
PLC = Public Limited Company
SCA = Societe en Commandite par Actions
ULC = Unlimited Liability Corporation

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 96.8%
AEROSPACE & DEFENSE — 1.4%
Bombardier, Inc.:
4.25%, 1/15/2016 (a)	$3,450,000	$3,579,375
7.50%, 3/15/2018 (a)	3,250,000	3,709,062
Huntington Ingalls Industries, Inc. 6.88%, 3/15/2018	2,250,000	2,446,875
Kratos Defense & Security Solutions, Inc. 10.00%, 6/1/2017	3,700,000	4,070,000
Sequa Corp. 7.00%, 12/15/2017 (a)	1,537,500	1,556,719

		15,362,031

AIRLINES — 0.6%
Air Canada 9.25%, 8/1/2015 (a)	2,600,000	2,769,000
Continental Airlines, Inc. 6.75%, 9/15/2015 (a)	4,300,000	4,504,250

		7,273,250

AUTO COMPONENTS — 0.8%
Affinia Group, Inc. 9.00%, 11/30/2014	2,070,000	2,075,196
Exide Technologies 8.63%, 2/1/2018	3,100,000	2,662,125
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc. 10.63%, 9/1/2017 (a)	1,408,000	1,569,920
TRW Automotive, Inc. 7.25%, 3/15/2017 (a)	1,900,000	2,196,875

		8,504,116

BEVERAGES — 0.8%
Constellation Brands, Inc.:
7.25%, 9/1/2016	3,200,000	3,632,000
7.25%, 5/15/2017	2,950,000	3,394,344
8.38%, 12/15/2014	1,730,000	1,913,812

		8,940,156

BIOTECHNOLOGY — 0.2%
STHI Holding Corp. 8.00%, 3/15/2018 (a)	1,800,000	1,966,500

BUILDING PRODUCTS — 2.7%
Ainsworth Lumber Co., Ltd. 7.50%, 12/15/2017 (a)	1,108,000	1,207,720
Associated Materials LLC 9.13%, 11/1/2017	2,250,000	2,401,875
Euramax International, Inc. 9.50%, 4/1/2016	1,500,000	1,470,000
Hanson PLC 6.13%, 8/15/2016	3,250,000	3,586,895
Jeld-Wen Escrow Corp. 12.25%, 10/15/2017 (a)	1,350,000	1,586,250
Lafarge SA:
6.20%, 7/9/2015 (a)	3,300,000	3,531,000
6.50%, 7/15/2016	2,276,000	2,534,895
Masco Corp.:
4.80%, 6/15/2015	2,260,000	2,379,818
6.13%, 10/3/2016	4,416,000	4,931,365
Ply Gem Industries, Inc. 8.25%, 2/15/2018	3,700,000	4,028,375
USG Corp.:
6.30%, 11/15/2016	2,324,000	2,463,440
9.75%, 1/15/2018	250,000	296,250

		30,417,883

CAPITAL MARKETS — 0.5%
E*TRADE Financial Corp.:
6.00%, 11/15/2017	3,300,000	3,452,625
6.75%, 6/1/2016	2,050,000	2,208,875

		5,661,500

CHEMICALS — 1.9%
Ashland, Inc.:
3.00%, 3/15/2016 (a)	3,240,000	3,288,600
3.88%, 4/15/2018 (a)	1,204,000	1,219,050
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC 8.88%, 2/1/2018	5,750,000	5,951,250
Ineos Finance PLC 9.00%, 5/15/2015 (a)	2,485,000	2,615,462
Ineos Group Holdings, Ltd. 8.50%, 2/15/2016 (a)	2,250,000	2,283,750
MacDermid, Inc. 9.50%, 4/15/2017 (a)	1,150,000	1,188,813
Momentive Performance Materials, Inc. 11.50%, 12/1/2016	1,410,000	846,000
Perstorp Holding AB:
8.75%, 5/15/2017 (a)	1,300,000	1,374,750
11.00%, 8/15/2017 (a)	2,000,000	2,010,000
PQ Corp. 8.75%, 5/1/2018 (a)	900,000	958,500

		21,736,175

COMMERCIAL BANKS — 3.6%
CIT Group, Inc.:
4.25%, 8/15/2017	5,488,000	5,734,960
4.75%, 2/15/2015 (a)	4,771,000	4,997,623
5.00%, 5/15/2017	4,100,000	4,397,250
5.25%, 4/1/2014 (a)	5,650,000	5,868,937
5.25%, 3/15/2018	3,650,000	3,942,000
Dresdner Bank AG/New York NY 7.25%, 9/15/2015	2,400,000	2,595,050
First Tennessee Bank NA 5.05%, 1/15/2015	75,000	78,586
Provident Funding Associates LP/PFG Finance Corp. 10.25%, 4/15/2017 (a)	1,450,000	1,616,750
Royal Bank of Scotland Group PLC:
5.00%, 11/12/2013	2,625,000	2,670,938
5.00%, 10/1/2014	6,050,000	6,231,500
Synovus Financial Corp. 5.13%, 6/15/2017	2,550,000	2,556,375

		40,689,969

COMMERCIAL SERVICES — 1.6%
Ceridian Corp.:
11.25%, 11/15/2015	3,700,000	3,820,250
12.25%, 11/15/2015	2,500,000	2,584,375
National Money Mart Co. 10.38%, 12/15/2016	3,750,000	4,134,375
PHH Corp. 9.25%, 3/1/2016	2,253,000	2,630,377

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

RR Donnelley & Sons Co.:
6.13%, 1/15/2017	$2,500,000	$2,662,500
8.60%, 8/15/2016	1,500,000	1,725,000

		17,556,877

COMMERCIAL SERVICES & SUPPLIES — 0.8%
Cenveo Corp. 8.88%, 2/1/2018	1,800,000	1,800,000
Corrections Corp. of America 7.75%, 6/1/2017	2,375,000	2,493,750
DynCorp International, Inc. 10.38%, 7/1/2017	2,375,000	2,339,375
Igloo Holdings Corp. 8.25%, 12/15/2017 (a)	1,600,000	1,638,000
Jaguar Holding Co. I PIK 9.38%, 10/15/2017 (a)	500,000	536,875

		8,808,000

COMPUTERS & PERIPHERALS — 0.6%
iGate Corp. 9.00%, 5/1/2016	3,275,000	3,565,656
Seagate Technology HDD Holdings 6.80%, 10/1/2016	2,575,000	2,909,750

		6,475,406

CONSTRUCTION MATERIALS — 0.5%
Vulcan Materials Co.:
6.40%, 11/30/2017	1,925,000	2,146,375
6.50%, 12/1/2016	2,665,000	2,984,800

		5,131,175

CONTAINERS & PACKAGING — 1.4%
Ardagh Packaging Finance PLC 7.38%, 10/15/2017 (a)	1,550,000	1,697,250
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. 7.38%, 10/15/2017 (a)	2,500,000	2,734,375
Ball Corp. 7.13%, 9/1/2016	2,370,000	2,506,275
Graphic Packaging International, Inc. 9.50%, 6/15/2017	1,936,000	2,057,000
Owens-Brockway Glass Container, Inc. 7.38%, 5/15/2016 (b)	3,585,000	4,122,750
Packaging Dynamics Corp. 8.75%, 2/1/2016 (a)	2,050,000	2,144,813

		15,262,463

DISTRIBUTORS — 0.3%
VWR Funding, Inc. 7.25%, 9/15/2017 (a)	3,700,000	3,917,375

DIVERSIFIED FINANCIAL SERVICES — 10.1%
Air Lease Corp.:
4.50%, 1/15/2016	2,300,000	2,386,250
6.13%, 4/1/2017	4,100,000	4,438,250
Aircastle, Ltd. 6.75%, 4/15/2017	3,750,000	4,125,000
Ally Financial, Inc.:
3.13%, 1/15/2016	800,000	810,000
4.50%, 2/11/2014	3,723,000	3,802,114
4.63%, 6/26/2015	2,650,000	2,772,679
5.50%, 2/15/2017	4,175,000	4,516,277
6.25%, 12/1/2017	1,965,000	2,197,465
6.75%, 12/1/2014	1,150,000	1,233,375
6.75%, 12/1/2014	1,350,000	1,447,875
7.50%, 12/31/2013	1,600,000	1,668,000
8.30%, 2/12/2015	3,975,000	4,412,250
Alphabet Holding Co., Inc. PIK 7.75%, 11/1/2017 (a)	3,000,000	3,127,500
CEVA Group PLC 8.38%, 12/1/2017 (a)	3,200,000	3,296,000
CNH Capital LLC:
3.88%, 11/1/2015	3,476,000	3,562,900
6.25%, 11/1/2016	1,967,000	2,173,535
Credit Acceptance Corp. 9.13%, 2/1/2017	1,250,000	1,359,375
General Motors Financial Co., Inc. 4.75%, 8/15/2017 (a)	5,135,000	5,355,440
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75%, 1/15/2016	4,300,000	4,477,375
8.00%, 1/15/2018	10,600,000	11,342,000
International Lease Finance Corp.:
3.88%, 4/15/2018	3,100,000	3,092,250
4.88%, 4/1/2015	1,150,000	1,206,063
5.63%, 9/20/2013	1,825,000	1,856,938
5.65%, 6/1/2014	1,800,000	1,878,750
5.75%, 5/15/2016	1,600,000	1,728,000
5.88%, 5/1/2013	450,000	451,755
6.63%, 11/15/2013	1,150,000	1,184,500
8.63%, 9/15/2015	2,175,000	2,474,062
8.75%, 3/15/2017	3,450,000	4,058,062
8.88%, 9/1/2017	1,150,000	1,382,875
Nuveen Investments, Inc. 9.13%, 10/15/2017 (a)	2,400,000	2,478,000
Royal Bank of Scotland Group PLC 5.05%, 1/8/2015	2,752,000	2,852,616
Springleaf Finance Corp.:
5.40%, 12/1/2015	4,450,000	4,572,375
5.75%, 9/15/2016	1,800,000	1,811,250
5.85%, 6/1/2013	2,250,000	2,264,063
6.90%, 12/15/2017	11,850,000	11,909,250

		113,704,469

DIVERSIFIED TELECOMMUNICATION SERVICES — 8.4%
Brightstar Corp. 9.50%, 12/1/2016 (a)	1,150,000	1,230,500
CenturyLink, Inc.:
5.00%, 2/15/2015	1,704,000	1,797,785
5.15%, 6/15/2017	1,800,000	1,894,500
6.00%, 4/1/2017	2,250,000	2,435,625
Cincinnati Bell, Inc.:
8.25%, 10/15/2017	2,433,000	2,578,980
8.75%, 3/15/2018	3,790,000	3,761,575
Cricket Communications, Inc. 7.75%, 5/15/2016	5,865,000	6,121,594
Frontier Communications Corp.:
7.88%, 4/15/2015	1,800,000	2,054,250
8.25%, 4/15/2017	4,725,000	5,528,250
Inmarsat Finance PLC 7.38%, 12/1/2017 (a)	4,585,000	4,883,025
Intelsat Investments SA 6.50%, 11/1/2013	900,000	920,250
Intelsat Luxembourg SA:
6.75%, 6/1/2018 (a)	4,450,000	4,583,500

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

11.25%, 2/4/2017	$9,100,000	$9,691,500
Level 3 Financing, Inc. 10.00%, 2/1/2018	3,350,000	3,701,750
Sable International Finance, Ltd. 7.75%, 2/15/2017 (a)	1,600,000	1,700,000
Sorenson Communications, Inc. 10.50%, 2/1/2015 (a)	3,450,000	2,975,625
Sprint Nextel Corp. 9.13%, 3/1/2017	4,300,000	5,084,750
Telesat Canada/Telesat LLC 6.00%, 5/15/2017 (a)	4,183,000	4,371,235
Trilogy International Partners LLC/Trilogy International Finance, Inc. 10.25%, 8/15/2016 (a)	1,500,000	1,470,000
tw telecom holdings, Inc. 8.00%, 3/1/2018	3,650,000	3,978,500
West Corp. 11.00%, 10/15/2016	760,000	792,300
Wind Acquisition Finance SA:
7.25%, 2/15/2018 (a)	2,500,000	2,603,125
7.25%, 2/15/2018 (a)	5,450,000	5,661,187
11.75%, 7/15/2017 (a)	9,100,000	9,646,000
Windstream Corp. 7.88%, 11/1/2017	4,425,000	5,055,562

		94,521,368

ELECTRIC UTILITIES — 5.0%
Calpine Construction Finance Co. LP/CCFC Finance Corp. 8.00%, 6/1/2016 (a)	5,273,000	5,530,059
Calpine Corp. 7.25%, 10/15/2017 (a)	5,000,000	5,300,000
DPL, Inc. 6.50%, 10/15/2016	2,050,000	2,162,750
EDP Finance BV 6.00%, 2/2/2018 (a)	4,360,000	4,588,900
Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc. 6.88%, 8/15/2017 (a)	2,050,000	2,157,625
GenOn Energy, Inc. 7.63%, 6/15/2014	3,150,000	3,354,750
Intergen NV 9.00%, 6/30/2017 (a)	5,400,000	5,305,500
Ipalco Enterprises, Inc. 7.25%, 4/1/2016 (a)	1,350,000	1,515,375
NRG Energy, Inc. 7.63%, 1/15/2018 (b)	5,900,000	6,711,250
RRI Energy, Inc. 7.88%, 6/15/2017	3,300,000	3,679,500
Texas Competitive Electric Holdings Co. LLC 10.25%, 11/1/2015	5,000,000	487,500
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. 10.25%, 11/1/2015	1,350,000	131,625
The AES Corp.:
7.75%, 3/1/2014	1,800,000	1,894,500
7.75%, 10/15/2015	2,710,000	3,045,362
8.00%, 10/15/2017	6,681,000	7,858,526
9.75%, 4/15/2016	2,050,000	2,444,625

		56,167,847

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Atkore International, Inc. 9.88%, 1/1/2018	2,655,000	2,913,862
CDW LLC/CDW Finance Corp. 12.54%, 10/12/2017	1,938,000	2,080,928
WireCo WorldGroup, Inc. 9.50%, 5/15/2017	1,850,000	1,933,250

		6,928,040

ENERGY EQUIPMENT & SERVICES — 0.2%
Pioneer Energy Services Corp. 9.88%, 3/15/2018	1,800,000	1,971,000

ENGINEERING & CONSTRUCTION — 0.2%
Abengoa Finance SAU 8.88%, 11/1/2017 (a)	2,250,000	2,193,750

FOOD PRODUCTS — 2.0%
Bumble Bee Holdings, Inc. 9.00%, 12/15/2017 (a)	2,050,000	2,255,000
Dean Foods Co. 7.00%, 6/1/2016	3,053,000	3,381,197
Ingles Markets, Inc. 8.88%, 5/15/2017	2,988,000	3,133,665
JBS USA LLC/JBS USA Finance, Inc. 11.63%, 5/1/2014	4,275,000	4,734,562
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.:
8.25%, 9/1/2017	3,450,000	3,706,594
9.25%, 4/1/2015	696,000	698,610
Smithfield Foods, Inc. 7.75%, 7/1/2017	2,550,000	2,954,813
TreeHouse Foods, Inc. 7.75%, 3/1/2018	2,000,000	2,167,500

		23,031,941

HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
Accellent, Inc. 8.38%, 2/1/2017	2,250,000	2,390,625
Alere, Inc. 9.00%, 5/15/2016	2,540,000	2,670,175
Bausch & Lomb, Inc. 9.88%, 11/1/2015	1,300,000	1,345,500
Fresenius US Finance II, Inc. 9.00%, 7/15/2015 (a)	1,600,000	1,832,000

		8,238,300

HEALTH CARE PROVIDERS & SERVICES — 3.8%
Apria Healthcare Group, Inc. 11.25%, 11/1/2014	2,828,000	2,912,840
Capella Healthcare, Inc. 9.25%, 7/1/2017	2,065,000	2,235,363
CDRT Holding Corp. 9.25%, 10/1/2017 (a)	2,050,000	2,126,875
Centene Corp. 5.75%, 6/1/2017	1,750,000	1,876,875
Fresenius Medical Care US Finance, Inc. 6.88%, 7/15/2017	1,930,000	2,209,850

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

HCA, Inc.:
5.75%, 3/15/2014	$2,050,000	$2,124,313
6.38%, 1/15/2015	3,450,000	3,695,812
6.50%, 2/15/2016	4,300,000	4,708,500
6.75%, 7/15/2013	1,998,000	2,026,721
Health Management Associates, Inc. 6.13%, 4/15/2016	1,769,000	1,941,478
Health Net, Inc. 6.38%, 6/1/2017	1,775,000	1,899,250
Radiation Therapy Services, Inc.:
8.88%, 1/15/2017	2,450,000	2,388,750
9.88%, 4/15/2017	1,600,000	992,000
Tenet Healthcare Corp. 9.25%, 2/1/2015	2,525,000	2,846,937
Universal Health Services, Inc. 7.13%, 6/30/2016	2,940,000	3,358,950
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc. 8.00%, 2/1/2018	5,550,000	5,903,812

		43,248,326

HOTELS, RESTAURANTS & LEISURE — 4.4%
Boyd Acquisition Sub LLC/Boyd Acquisition Finance Corp. 8.38%, 2/15/2018 (a)	1,901,000	2,010,307
Caesars Entertainment Operating Co., Inc.:
5.63%, 6/1/2015	2,550,000	2,346,000
10.75%, 2/1/2016	2,574,000	2,342,340
11.25%, 6/1/2017	8,625,000	9,174,844
CityCenter Holdings LLC/CityCenter Finance Corp. 7.63%, 1/15/2016	4,675,000	5,019,781
Marina District Finance Co., Inc. 9.50%, 10/15/2015	2,800,000	2,884,000
MGM Mirage, Inc.:
6.63%, 7/15/2015	4,108,000	4,457,180
7.63%, 1/15/2017	3,075,000	3,413,250
MGM Resorts International:
5.88%, 2/27/2014	2,050,000	2,130,719
7.50%, 6/1/2016	4,200,000	4,651,500
10.00%, 11/1/2016	2,700,000	3,219,750
11.38%, 3/1/2018	1,800,000	2,290,500
Royal Caribbean Cruises, Ltd. 7.25%, 6/15/2016	1,800,000	2,036,250
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.88%, 11/1/2017	3,250,000	3,485,625

		49,462,046

HOUSEHOLD DURABLES — 1.8%
Centex Corp. 6.50%, 5/1/2016	1,350,000	1,544,062
DR Horton, Inc.:
3.63%, 2/15/2018	1,350,000	1,361,813
4.75%, 5/15/2017	1,600,000	1,698,000
6.50%, 4/15/2016	810,000	899,100
Jarden Corp. 7.50%, 5/1/2017	3,095,000	3,501,219
Lennar Corp.:
4.75%, 12/15/2017	1,800,000	1,885,500
Series B 5.60%, 5/31/2015	1,231,000	1,311,015
12.25%, 6/1/2017	1,800,000	2,389,500
RSI Home Products, Inc. 6.88%, 3/1/2018 (a)	2,235,000	2,268,525
Toll Brothers Finance Corp. 8.91%, 10/15/2017	2,375,000	2,930,009

		19,788,743

HOUSEHOLD PRODUCTS — 0.4%
American Achievement Corp. 10.88%, 4/15/2016 (a)	1,600,000	1,552,000
Central Garden and Pet Co. 8.25%, 3/1/2018	2,449,000	2,522,470

		4,074,470

INDUSTRIAL CONGLOMERATES — 0.4%
Polypore International, Inc. 7.50%, 11/15/2017	1,800,000	1,930,500
SPX Corp. 7.63%, 12/15/2014	2,080,000	2,267,200

		4,197,700

IT SERVICES — 1.8%
Alliance Data Systems Corp. 5.25%, 12/1/2017 (a)	1,250,000	1,296,875
First Data Corp.:
9.88%, 9/24/2015	2,250,000	2,317,500
11.25%, 3/31/2016	13,175,000	13,240,875
GXS Worldwide, Inc. 9.75%, 6/15/2015	3,084,000	3,199,650

		20,054,900

LEISURE EQUIPMENT & PRODUCTS — 0.8%
Easton-Bell Sports, Inc. 9.75%, 12/1/2016	1,307,000	1,408,306
Royal Caribbean Cruises, Ltd.:
6.88%, 12/1/2013	1,350,000	1,393,875
7.00%, 6/15/2013	2,050,000	2,070,500
Sabre Holdings Corp. 8.35%, 3/15/2016	2,407,000	2,647,700
Travelport LLC 9.88%, 9/1/2014	1,500,000	1,507,500

		9,027,881

MACHINERY — 2.2%
Amsted Industries, Inc. 8.13%, 3/15/2018 (a)	1,800,000	1,935,000
Cascades, Inc. 7.75%, 12/15/2017	1,923,000	2,043,188
Case New Holland, Inc.:
7.75%, 9/1/2013	4,875,000	4,992,000
7.88%, 12/1/2017	7,400,000	8,658,000
SPX Corp. 6.88%, 9/1/2017	4,450,000	4,950,625
The Manitowoc Co., Inc. 9.50%, 2/15/2018	2,165,000	2,386,912

		24,965,725

MEDIA — 6.5%
Affinion Group, Inc. 11.50%, 10/15/2015	1,600,000	1,396,000
American Media, Inc. 11.50%, 12/15/2017	1,800,000	1,759,500
Cablevision Systems Corp. 8.63%, 9/15/2017	3,900,000	4,543,500

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

CCO Holdings LLC/CCO Holdings Capital Corp. 7.25%, 10/30/2017	$4,650,000	$5,016,187
Cengage Learn Aquisitions, Inc. 10.50%, 1/15/2015 (a)	1,150,000	189,750
Cequel Communications Holdings I LLC and Cequel Capital Corp. 8.63%, 11/15/2017 (a)	2,050,000	2,190,938
Clear Channel Communications, Inc.:
5.50%, 9/15/2014	2,250,000	2,205,000
10.75%, 8/1/2016	3,221,000	2,488,223
DISH DBS Corp.:
4.63%, 7/15/2017	4,700,000	4,876,250
6.63%, 10/1/2014	4,650,000	4,946,437
7.00%, 10/1/2013	2,363,000	2,423,552
7.13%, 2/1/2016	6,200,000	6,889,750
7.75%, 5/31/2015	5,825,000	6,465,750
inVentiv Health, Inc. 9.00%, 1/15/2018 (a)	750,000	787,500
Lamar Media Corp. 9.75%, 4/1/2014	2,100,000	2,262,750
Lions Gate Entertainment, Inc. 10.25%, 11/1/2016 (a)	1,800,000	1,964,250
Mohegan Tribal Gaming Authority 10.50%, 12/15/2016 (a)	2,200,000	2,167,000
NAI Entertainment Holdings LLC 8.25%, 12/15/2017 (a)	1,150,000	1,247,750
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp. 8.88%, 4/15/2017 (a)	1,600,000	1,696,000
Pinnacle Entertainment, Inc. 8.63%, 8/1/2017	2,766,000	2,935,417
Quebecor Media, Inc. 7.75%, 3/15/2016	1,279,000	1,302,981
Shingle Springs Tribal Gaming Authority 9.38%, 6/15/2015 (a)	2,350,000	2,341,188
Sinclair Television Group, Inc. 9.25%, 11/1/2017 (a)	3,193,000	3,460,414
Sirius XM Radio, Inc. 8.75%, 4/1/2015 (a)	4,250,000	4,728,125
Visant Corp. 10.00%, 10/1/2017	3,200,000	2,920,000

		73,204,212

METALS & MINING — 7.3%
Aleris International, Inc. 7.63%, 2/15/2018	1,750,000	1,855,000
ArcelorMittal:
4.25%, 2/25/2015	2,350,000	2,429,313
4.25%, 8/5/2015	3,700,000	3,845,595
4.25%, 3/1/2016	1,600,000	1,658,307
5.00%, 2/25/2017	4,800,000	5,023,200
5.38%, 6/1/2013	3,650,000	3,672,995
9.50%, 2/15/2015	2,700,000	3,051,000
ArcelorMittal USA, Inc. 6.50%, 4/15/2014	1,800,000	1,882,703
Commercial Metals Co. 6.50%, 7/15/2017	1,935,000	2,118,825
Consolidated Minerals, Ltd. 8.88%, 5/1/2016 (a)	1,350,000	1,306,125
Essar Steel Algoma, Inc.:
9.38%, 3/15/2015 (a)	1,800,000	1,728,000
9.88%, 6/15/2015 (a)	2,100,000	1,706,250
Ferrexpo Finance PLC 7.88%, 4/7/2016 (a)	1,550,000	1,546,125
FMG Resources August 2006 Pty, Ltd.:
6.00%, 4/1/2017 (a)	4,415,000	4,536,412
6.38%, 2/1/2016 (a)	2,700,000	2,784,375
6.88%, 2/1/2018 (a)	4,550,000	4,783,187
7.00%, 11/1/2015 (a)	8,950,000	9,375,125
JMC Steel Group 8.25%, 3/15/2018 (a)	3,650,000	3,869,000
Mueller Water Products, Inc. 7.38%, 6/1/2017	2,435,000	2,505,006
Novelis, Inc. 8.38%, 12/15/2017	4,100,000	4,489,500
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 9.00%, 10/15/2017 (a)	4,250,000	4,643,125
Schaeffler Finance BV 7.75%, 2/15/2017 (a)	2,250,000	2,534,063
Severstal Columbus LLC 10.25%, 2/15/2018	3,300,000	3,572,250
Thompson Creek Metals Co., Inc. 9.75%, 12/1/2017	1,725,000	1,871,625
United States Steel Corp.:
6.05%, 6/1/2017	2,397,000	2,522,843
7.00%, 2/1/2018	2,700,000	2,902,500

		82,212,449

MULTILINE RETAIL — 1.0%
Rite Aid Corp. 9.50%, 6/15/2017	3,900,000	4,090,125
SUPERVALU, Inc.:
7.50%, 11/15/2014	1,950,000	1,957,332
8.00%, 5/1/2016	5,425,000	5,642,000

		11,689,457

OIL, GAS & CONSUMABLE FUELS — 10.4%
Afren PLC 11.50%, 2/1/2016 (a)	2,050,000	2,429,250
Antero Resources Finance Corp. 9.38%, 12/1/2017	2,919,000	3,167,115
Arch Coal, Inc. 8.75%, 8/1/2016	1,800,000	1,872,000
Aurora USA Oil & Gas, Inc. 9.88%, 2/15/2017 (a)	2,300,000	2,524,250
Chesapeake Energy Corp.:
3.25%, 3/15/2016	2,650,000	2,679,813
6.50%, 8/15/2017	3,225,000	3,555,562
7.63%, 7/15/2013	2,000,000	2,037,500
9.50%, 2/15/2015	6,425,000	7,260,250
Cie Generale de Geophysique — Veritas 7.75%, 5/15/2017	2,000,000	2,060,000
Consol Energy, Inc. 8.00%, 4/1/2017	7,450,000	8,046,000
Crosstex Energy LP/Crosstex Energy Finance Corp. 8.88%, 2/15/2018	3,603,000	3,900,247

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Drill Rigs Holdings, Inc. 6.50%, 10/1/2017 (a)	$4,228,000	$4,270,280
El Paso Corp. 7.00%, 6/15/2017	3,661,000	4,187,185
Endeavour International Corp. 12.00%, 3/1/2018	1,500,000	1,443,750
Energy XXI Gulf Coast, Inc. 9.25%, 12/15/2017	4,000,000	4,520,000
EPE Holdings LLC/EP Energy Bond Co., Inc. 8.13%, 12/15/2017 (a)	2,250,000	2,362,500
Expro Finance Luxembourg SCA 8.50%, 12/15/2016 (a)	3,810,000	4,038,600
Foresight Energy LLC/Foresight Energy Corp. 9.63%, 8/15/2017 (a)	3,476,000	3,762,770
Harvest Operations Corp. 6.88%, 10/1/2017	560,000	625,800
Kinder Morgan Finance Co. LLC 6.00%, 1/15/2018 (a)	4,200,000	4,647,791
Kinder Morgan Finance Co. ULC 5.70%, 1/5/2016	3,695,000	4,017,688
Maritimes & Northeast Pipeline LLC 7.50%, 5/31/2014 (a)	772,200	805,111
Murray Energy Corp. 10.25%, 10/15/2015 (a)	3,700,000	3,713,875
NGPL PipeCo LLC 7.12%, 12/15/2017 (a)	5,700,000	6,070,500
Pacific Drilling V, Ltd. 7.25%, 12/1/2017 (a)	2,450,000	2,584,750
Peabody Energy Corp. 7.38%, 11/1/2016	3,200,000	3,648,000
Quicksilver Resources, Inc.:
7.13%, 4/1/2016	1,500,000	1,267,500
8.25%, 8/1/2015	1,550,000	1,524,813
11.75%, 1/1/2016	2,700,000	2,754,000
Rockies Express Pipeline LLC 3.90%, 4/15/2015 (a)(b)	1,475,000	1,486,063
Sabine Pass LNG LP 7.50%, 11/30/2016	5,540,000	6,121,700
Seadrill, Ltd. 5.63%, 9/15/2017 (a)	3,850,000	3,888,500
Stone Energy Corp. 8.63%, 2/1/2017	2,376,000	2,566,080
Tesoro Corp. 4.25%, 10/1/2017	2,225,000	2,325,125
United Refining Co. 10.50%, 2/28/2018	1,940,000	2,192,200
WPX Energy, Inc. 5.25%, 1/15/2017	1,850,000	1,937,875

		116,294,443

PAPER & FOREST PRODUCTS — 0.4%
Longview Fibre Paper & Packaging, Inc. 8.00%, 6/1/2016 (a)(b)	2,300,000	2,409,250
Sappi Papier Holding GmbH 7.75%, 7/15/2017 (a)	1,750,000	1,933,750

		4,343,000

PHARMACEUTICALS — 1.4%
Grifols, Inc. 8.25%, 2/1/2018	5,450,000	5,995,000
Valeant Pharmaceuticals International:
6.50%, 7/15/2016 (a)	6,377,000	6,655,994
6.75%, 10/1/2017 (a)	2,500,000	2,684,375

		15,335,369

REAL ESTATE INVESTMENT TRUSTS — 0.7%
DuPont Fabros Technology LP 8.50%, 12/15/2017	2,400,000	2,580,000
iStar Financial, Inc. Series B 5.95%, 10/15/2013	1,972,000	2,008,975
The Rouse Co. LP 6.75%, 11/9/2015	2,736,000	2,835,180

		7,424,155

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.8%
CBRE Services, Inc. 11.63%, 6/15/2017	2,050,000	2,206,313
Crescent Resources LLC/Crescent Ventures, Inc. 10.25%, 8/15/2017 (a)	1,350,000	1,478,250
Realogy Corp. 11.50%, 4/15/2017	2,400,000	2,553,000
Renhe Commercial Holdings Co., Ltd. 13.00%, 3/10/2016 (a)	974,000	672,060
Susser Holdings LLC/Susser Finance Corp. 8.50%, 5/15/2016	2,475,000	2,598,750

		9,508,373

RETAIL — 0.2%
Tops Holding Corp./Tops Markets LLC 8.88%, 12/15/2017 (a)	1,700,000	1,865,750

SEMICONDUCTORS — 0.3%
Freescale Semiconductor, Inc. 10.13%, 3/15/2018 (a)	3,300,000	3,654,750

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.2%
Advanced Micro Devices, Inc. 8.13%, 12/15/2017	2,250,000	2,272,500

SOFTWARE — 0.6%
IMS Health, Inc. 12.50%, 3/1/2018 (a)	5,700,000	6,840,000

SPECIALTY RETAIL — 2.3%
Best Buy Co., Inc. 3.75%, 3/15/2016	3,179,000	3,179,000
Dollar General Corp. 4.13%, 7/15/2017	2,310,000	2,480,363
Limited Brands, Inc. 6.90%, 7/15/2017	3,575,000	4,106,781
Logan’s Roadhouse, Inc. 10.75%, 10/15/2017	1,950,000	1,823,250
Petco Holdings, Inc. PIK 8.50%, 10/15/2017 (a)	2,100,000	2,165,625
Rite Aid Corp. 7.50%, 3/1/2017	1,600,000	1,646,000
Toys R Us - Delaware, Inc. 7.38%, 9/1/2016 (a)	1,800,000	1,842,750

SPDR Barclays Short Term High Yield Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Toys R Us Property Co. I LLC 10.75%, 7/15/2017	$3,900,000	$4,197,375
Toys R Us Property Co. II LLC 8.50%, 12/1/2017	2,836,000	2,995,525
Toys R Us, Inc. 10.38%, 8/15/2017	1,800,000	1,824,750

		26,261,419

TEXTILES, APPAREL & LUXURY GOODS — 0.2%
Quiksilver, Inc. 6.88%, 4/15/2015	2,604,000	2,600,745

TOBACCO — 0.4%
Alliance One International, Inc. 10.00%, 7/15/2016	3,975,000	4,198,594

TRANSPORTATION INFRASTRUCTURE — 1.0%
AWAS Aviation Capital, Ltd. 7.00%, 10/17/2016 (a)	1,858,400	1,960,612
BW Group, Ltd. 6.63%, 6/28/2017 (a)	900,000	956,250
CMA CGM SA 8.50%, 4/15/2017 (a)	1,350,000	1,248,750
Florida East Coast Railway Corp. 8.13%, 2/1/2017	2,065,000	2,214,712
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.63%, 11/1/2017	2,250,000	2,237,344
Navios Maritime Holdings, Inc./Navios Maritime Finance US, Inc. 8.88%, 11/1/2017	2,215,000	2,262,069

		10,879,737

WIRELESS TELECOMMUNICATION SERVICES — 2.6%
Clearwire Communications LLC/Clearwire Finance, Inc.:
12.00%, 12/1/2015 (a)	4,100,000	4,422,875
12.00%, 12/1/2015 (a)	1,600,000	1,726,000
12.00%, 12/1/2017 (a)	2,050,000	2,398,500
Sprint Nextel Corp.:
6.00%, 12/1/2016	9,000,000	9,765,000
8.38%, 8/15/2017	5,500,000	6,400,625
Windstream Corp. 8.13%, 8/1/2013	4,100,000	4,182,000

		28,895,000

TOTAL CORPORATE BONDS & NOTES —
(Cost $1,078,333,972)		1,086,759,335

	Shares
SHORT TERM INVESTMENT — 2.3%
MONEY MARKET FUND — 2.3%
State Street Institutional Liquid Reserves Fund 0.13% (c)(d)(e) (Cost $26,380,338)	26,380,338	26,380,338

TOTAL INVESTMENTS — 99.1% (f)
(Cost $1,104,714,310)		1,113,139,673
OTHER ASSETS & LIABILITIES — 0.9%		9,558,102

NET ASSETS — 100.0%		$1,122,697,775

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 27.7% of net assets as of March 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. (See accompanying Notes to Schedule of Investments)
Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
PIK = Payment in Kind
PLC = Public Limited Company
SCA = Societe en Commandite par Actions
ULC = Unlimited Liability Corporation

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 98.5%
AEROSPACE & DEFENSE — 0.6%
United Technologies Corp. 0.79%, 6/1/2015 (a)	$150,000	$151,468

AUTOMOBILES — 2.2%
Daimler Finance North America LLC:
0.91%, 1/9/2015 (a)(b)	125,000	125,506
1.48%, 9/13/2013 (a)(b)	114,000	114,445
Volkswagen International Finance NV 0.92%, 4/1/2014 (a)(b)	305,000	305,473

		545,424

BEVERAGES — 2.8%
Anheuser-Busch InBev Worldwide, Inc. 0.85%, 1/27/2014 (a)	250,000	250,763
PepsiCo, Inc. 0.37%, 5/10/2013 (a)	50,000	50,015
The Coca-Cola Co. 0.23%, 3/14/2014 (a)	375,000	374,965

		675,743

CAPITAL MARKETS — 10.3%
Morgan Stanley:
0.78%, 10/15/2015 (a)(c)	500,000	491,704
1.54%, 2/25/2016 (a)(c)	200,000	200,852
1.90%, 1/24/2014 (a)	438,000	441,614
Svensk Exportkredit AB 1.04%, 8/14/2014 (a)(c)	100,000	100,959
The Bear Stearns Cos LLC 0.68%, 11/21/2016 (a)	150,000	148,650
The Goldman Sachs Group, Inc.:
0.70%, 7/22/2015 (a)	100,000	98,977
0.73%, 3/22/2016 (a)(c)	555,000	548,682
0.88%, 9/29/2014 (a)	441,000	441,000
1.29%, 11/21/2014 (a)	50,000	50,245

		2,522,683

CHEMICALS — 1.0%
EI du Pont de Nemours & Co. 0.70%, 3/25/2014 (a)	250,000	251,043

COMMERCIAL BANKS — 36.1%
Abbey National Treasury Services PLC 1.88%, 4/25/2014 (a)	111,000	112,047
African Development Bank 0.63%, 8/4/2014 (a)	76,000	76,297
ANZ National International Ltd./New Zealand 1.28%, 12/20/2013 (a)(b)	150,000	151,004
Australia & New Zealand Banking Group Ltd. 1.05%, 1/10/2014 (a)(b)(c)	195,000	195,973
Bank of Montreal 0.77%, 4/29/2014 (a)	20,000	20,090
Bank of Nova Scotia 0.68%, 3/15/2016 (a)	100,000	99,941
Barclays Bank PLC 1.35%, 1/13/2014 (a)(c)	138,000	138,738
BB&T Corp. 1.00%, 4/28/2014 (a)	150,000	150,881
BNP Paribas SA:
0.71%, 4/8/2013 (a)	122,000	122,007
1.21%, 1/10/2014 (a)(c)	325,000	326,452
BPCE SA 2.05%, 2/7/2014 (a)(b)	150,000	151,649
Commonwealth Bank of Australia:
0.78%, 6/25/2014 (a)(b)	50,000	50,307
1.00%, 8/7/2013 (a)(b)	30,000	30,068
1.01%, 3/17/2014 (a)(b)	100,000	100,697
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA:
0.50%, 7/25/2013 (a)	92,000	92,056
0.76%, 3/18/2016 (a)(c)	250,000	249,852
Credit Agricole SA/London 1.75%, 1/21/2014 (a)(b)	114,000	114,913
Danske Bank A/S 1.36%, 4/14/2014 (a)(b)	20,000	20,109
Fifth Third Bank/Ohio 0.40%, 5/17/2013 (a)	50,000	49,999
HSBC Bank PLC 0.72%, 5/15/2013 (a)(b)	244,000	244,140
ING Bank NV:
1.23%, 3/7/2016 (a)(b)	200,000	199,884
1.92%, 9/25/2015 (a)(b)	200,000	203,949
Inter-American Development Bank 0.74%, 5/20/2014 (a)	226,000	227,400
Intesa Sanpaolo SpA 2.69%, 2/24/2014 (a)(b)(c)	264,000	265,527
Kfw Bakengruppe:
0.28%, 3/17/2014 (a)	190,000	189,902
0.48%, 1/17/2014 (a)	75,000	75,086
Kommunalbanken AS:
0.36%, 3/18/2016 (a)(b)	200,000	199,881
0.47%, 2/20/2018 (a)(b)	100,000	99,856
0.51%, 4/1/2015 (a)(b)	100,000	100,140
Landwirtschaftliche Rentenbank 0.43%, 1/28/2014 (a)(b)	76,000	75,970
Lloyds TSB Bank PLC 2.65%, 1/24/2014 (a)	92,000	93,489
National Australia Bank, Ltd.:
0.60%, 1/22/2015 (a)(b)(c)	370,000	369,870
1.03%, 4/11/2014 (a)(b)	100,000	100,716
1.04%, 12/10/2013 (a)(b)	182,000	182,945
Nordea Bank AB 1.21%, 1/14/2014 (a)(b)	35,000	35,224
PNC Funding Corp. 0.50%, 1/31/2014 (a)	301,000	301,253
Royal Bank of Canada:
0.54%, 1/6/2015 (a)	200,000	200,281
0.60%, 4/17/2014 (a)	272,000	272,787
1.00%, 10/30/2014 (a)	150,000	151,315
Societe Generale SA 1.36%, 4/11/2014 (a)(b)	200,000	201,162
Standard Chartered PLC 1.24%, 5/12/2014 (a)(b)	15,000	15,138
Sumitomo Mitsui Banking Corp. 1.25%, 7/22/2014 (a)(b)	100,000	100,778
SunTrust Bank/Atlanta GA 0.58%, 8/24/2015 (a)	50,000	49,230
Svenska Handelsbanken AB 0.73%, 3/21/2016 (a)	250,000	249,851
The Bank of New York Mellon Corp.:
0.51%, 3/4/2016 (a)	50,000	49,985
0.58%, 1/31/2014 (a)	76,000	76,146

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

0.72%, 3/6/2018 (a)	$50,000	$50,072
The Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.74%, 2/26/2016 (a)(b)	180,000	179,896
The Toronto-Dominion Bank:
0.48%, 7/26/2013 (a)	224,000	224,158
0.61%, 7/14/2014 (a)	300,000	300,785
UBS AG/Stamford CT 1.30%, 1/28/2014 (a)	27,000	27,136
Wachovia Corp.:
0.55%, 6/15/2017 (a)	100,000	98,639
0.67%, 10/15/2016 (a)	25,000	24,714
2.07%, 5/1/2013 (a)	382,000	382,535
Wells Fargo & Co.:
0.50%, 10/28/2015 (a)	50,000	49,810
1.20%, 6/26/2015 (a)	140,000	141,830
Wells Fargo Bank NA 0.50%, 5/16/2016 (a)	300,000	295,096
Westpac Banking Corp.:
0.70%, 6/14/2013 (a)(b)	214,000	214,144
1.01%, 3/31/2014 (a)(b)	225,000	226,586

		8,800,386

COMMUNICATIONS EQUIPMENT — 0.8%
Cisco Systems, Inc. 0.53%, 3/14/2014 (a)(c)	190,000	190,525

COMPUTERS & PERIPHERALS — 2.0%
Dell, Inc. 0.91%, 4/1/2014 (a)	145,000	144,426
Hewlett-Packard Co.:
0.57%, 5/24/2013 (a)	192,000	191,989
1.83%, 9/19/2014 (a)	145,000	146,430

		482,845

CONSUMER FINANCE — 2.8%
Caterpillar Financial Services Corp. 0.64%, 2/9/2015 (a)(c)	100,000	100,425
John Deere Capital Corp.:
0.45%, 4/25/2014 (a)	25,000	25,037
0.45%, 7/15/2013 (a)	150,000	150,094
0.71%, 10/4/2013 (a)	350,000	350,753
SLM Corp. 0.60%, 1/27/2014 (a)	50,000	49,576

		675,885

DIVERSIFIED FINANCIAL SERVICES — 21.3%
American Express Credit Corp.:
1.13%, 6/24/2014 (a)	92,000	92,691
1.38%, 6/12/2015 (a)(c)	250,000	253,678
Bank of America Corp.:
1.10%, 3/22/2016 (a)	60,000	59,772
1.35%, 3/22/2018 (a)	60,000	59,942
1.72%, 1/30/2014 (a)	571,000	575,985
BlackRock, Inc. 0.59%, 5/24/2013 (a)	50,000	50,016
BRFkredit A/S 0.55%, 4/15/2013 (a)(b)	50,000	50,000
Citigroup, Inc.:
0.55%, 6/9/2016 (a)	575,000	554,533
0.58%, 11/5/2014 (a)	275,000	273,874
2.29%, 8/13/2013 (a)	100,000	100,658
Credit Suisse USA, Inc. 0.56%, 4/12/2013 (a)	322,000	322,033
General Electric Capital Corp.:
0.49%, 5/11/2016 (a)(c)	280,000	276,468
0.51%, 1/8/2016 (a)(c)	160,000	158,906
0.54%, 9/15/2014 (a)	90,000	90,046
0.80%, 10/25/2013 (a)	20,000	20,061
0.91%, 1/8/2016 (a)	495,000	497,441
1.16%, 5/9/2016 (a)(c)	125,000	125,074
HSBC Finance Corp. 0.72%, 6/1/2016 (a)(c)	300,000	295,537
JPMorgan Chase & Co.:
0.91%, 2/26/2016 (a)(c)	125,000	125,073
0.96%, 10/15/2015 (a)	175,000	175,925
1.03%, 5/2/2014 (a)	250,000	251,544
1.20%, 1/25/2018 (a)(c)	300,000	301,973
1.33%, 3/20/2015 (a)	150,000	151,903
PACCAR Financial Corp. 0.56%, 2/8/2016 (a)	116,000	116,099
Toyota Motor Credit Corp.:
0.43%, 3/10/2015 (a)	200,000	200,192
0.70%, 1/17/2014 (a)	30,000	30,104

		5,209,528

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.6%
AT&T, Inc. 0.68%, 2/12/2016 (a)	150,000	150,619
Verizon Communications, Inc.:
0.48%, 3/6/2015 (a)(b)	50,000	49,981
0.89%, 3/28/2014 (a)	42,000	42,226
Vodafone Group PLC 0.68%, 2/19/2016 (a)	400,000	399,607

		642,433

FOOD & STAPLES RETAILING — 0.1%
Walgreen Co. 0.78%, 3/13/2014 (a)	20,000	20,054

FOOD PRODUCTS — 2.2%
Campbell Soup Co. 0.60%, 8/1/2014 (a)	200,000	200,531
General Mills, Inc.:
0.60%, 1/29/2016 (a)	225,000	225,192
0.64%, 5/16/2014 (a)	100,000	100,325

		526,048

HOUSEHOLD PRODUCTS — 1.2%
The Procter & Gamble Co.:
0.19%, 2/14/2014 (a)	250,000	249,892
0.22%, 2/6/2014 (a)	50,000	49,983

		299,875

INSURANCE — 3.9%
MetLife Institutional Funding II:
0.68%, 1/6/2015 (a)(b)	150,000	150,159
1.21%, 4/4/2014 (a)(b)	200,000	201,629
Metropolitan Life Global Funding I 1.06%, 1/10/2014 (a)(b)	375,000	376,967
New York Life Global Funding 0.40%, 6/18/2014 (a)(b)	100,000	100,146
Sun Life Financial Global Funding III LLC 0.57%, 10/6/2013 (a)(b)	130,000	129,980

		958,881

SPDR Barclays Investment Grade Floating Rate ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

MACHINERY — 0.7%
Caterpillar, Inc. 0.46%, 5/21/2013 (a)	$76,000	$76,041
Eaton Corp. 0.61%, 6/16/2014 (a)	100,000	100,040

		176,081

MEDIA — 0.5%
The Walt Disney Co. 0.28%, 2/11/2015 (a)	120,000	119,935

METALS & MINING — 0.6%
BHP Billiton Finance USA Ltd. 0.56%, 2/18/2014 (a)	155,000	155,388

MULTI-UTILITIES — 1.7%
DTE Energy Co. 0.99%, 6/3/2013 (a)	360,000	360,343
Sempra Energy 1.04%, 3/15/2014 (a)	50,000	50,258

		410,601

MULTILINE RETAIL — 0.6%
Target Corp. 0.47%, 7/18/2014 (a)	145,000	145,293

OFFICE ELECTRONICS — 0.1%
Xerox Corp. 1.11%, 5/16/2014 (a)	20,000	19,966

OIL, GAS & CONSUMABLE FUELS — 2.6%
BP Capital Markets PLC 0.88%, 3/11/2014 (a)	269,000	270,461
Total Capital Canada, Ltd.:
0.38%, 5/13/2013 (a)	264,000	264,095
0.68%, 1/15/2016 (a)(c)	100,000	100,443

		634,999

PHARMACEUTICALS — 1.5%
AbbVie, Inc. 1.06%, 11/6/2015 (a)(b)	300,000	304,337
Teva Pharmaceutical Finance III BV 0.78%, 3/21/2014 (a)	50,000	50,182

		354,519

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.2%
Texas Instruments, Inc. 0.47%, 5/15/2013 (a)	50,000	50,024

TEXTILES, APPAREL & LUXURY GOODS — 0.1%
VF Corp. 1.04%, 8/23/2013 (a)	15,000	15,046

TOTAL CORPORATE BONDS & NOTES —
(Cost $23,926,932)		24,034,673

FOREIGN GOVERNMENT OBLIGATIONS — 1.2%
REGIONAL (STATE/PROVINCE) — 1.2%
Province of Ontario Canada:
0.35%, 8/13/2015 (a)	200,000	199,909
0.46%, 4/1/2015 (a)	100,000	100,213

TOTAL FOREIGN GOVERNMENT OBLIGATIONS —
(Cost $299,937)		300,122

	Shares
SHORT TERM INVESTMENTS — 8.5%
MONEY MARKET FUNDS — 8.5%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	2,032,763	2,032,763
State Street Institutional Liquid Reserves Fund 0.13% (e)(f)	44,667	44,667

TOTAL SHORT TERM INVESTMENTS — (g)
(Cost $2,077,430)		2,077,430

TOTAL INVESTMENTS — 108.2% (h)
(Cost $26,304,299)		26,412,225
OTHER ASSETS & LIABILITIES — (8.2)%		(2,005,884)

NET ASSETS — 100.0%		$24,406,341

(a)	Variable rate security. Rate shown is rate in effect at March 31, 2013. Maturity date disclosed is the ultimate maturity.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 23.5% of net assets as of March 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	A portion of the security was on loan at March 31, 2013.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(h)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 97.6%
AUSTRIA — 1.0%
OGX Austria GmbH 8.50%, 6/1/2018 (a)	200,000	$156,000

BERMUDA — 2.1%
CBQ Finance, Ltd. 5.00%, 11/18/2014 (a)	100,000	105,550
Qtel International Finance, Ltd. 4.75%, 2/16/2021 (a)	200,000	223,000

		328,550

BRAZIL — 6.8%
Banco Bradesco SA 4.10%, 3/23/2015 (a)	50,000	51,625
Banco do Brasil SA 3.88%, 10/10/2022	100,000	96,750
Banco Santander Brasil SA 4.63%, 2/13/2017 (a)	200,000	211,500
Centrais Eletricas Brasileiras SA 5.75%, 10/27/2021 (a)	200,000	213,250
Hypermarcas SA 6.50%, 4/20/2021 (a)	75,000	81,094
Marfrig Overseas, Ltd. 9.50%, 5/4/2020 (a)	100,000	94,500
Odebrecht Finance, Ltd. 7.50%, 12/31/2049 (a)	150,000	159,750
Telemar Norte Leste SA 5.50%, 10/23/2020 (a)	150,000	156,375

		1,064,844

BRITISH VIRGIN ISLANDS — 6.1%
CNOOC Finance 2011, Ltd. 4.25%, 1/26/2021 (a)	200,000	217,595
CNPC General Capital, Ltd. 2.75%, 4/19/2017 (a)	200,000	207,895
Gerdau Trade, Inc. 5.75%, 1/30/2021 (a)	200,000	213,500
Sinochem Overseas Capital Co., Ltd. 4.50%, 11/12/2020 (a)	100,000	108,020
Sinopec Group Overseas Development 2012, Ltd. 2.75%, 5/17/2017 (a)	200,000	208,527

		955,537

CANADA — 0.6%
Pacific Rubiales Energy Corp. 5.13%, 3/28/2023 (a)	100,000	100,990

CAYMAN ISLANDS — 16.4%
ADCB Finance Cayman, Ltd. 4.75%, 10/8/2014 (a)	100,000	104,650
Braskem Finance, Ltd. 5.75%, 4/15/2021 (a)	200,000	209,700
Country Garden Holdings Co., Ltd. 11.25%, 4/22/2017 (a)	100,000	111,250
Evergrande Real Estate Group, Ltd. 13.00%, 1/27/2015 (a)	100,000	108,750
Fibria Overseas Finance, Ltd. 7.50%, 5/4/2020 (a)	100,000	111,300
Hutchison Whampoa International 11, Ltd.:
3.50%, 1/13/2017 (a)	200,000	212,926
4.63%, 1/13/2022 (a)	200,000	218,148
Kuwait Projects Co. 9.38%, 7/15/2020	100,000	128,000
Petrobras International Finance Co.:
3.50%, 2/6/2017	500,000	516,247
5.38%, 1/27/2021	100,000	107,899
6.75%, 1/27/2041	150,000	169,544
Vale Overseas, Ltd.:
4.38%, 1/11/2022	75,000	76,953
5.63%, 9/15/2019	100,000	112,757
6.88%, 11/21/2036	200,000	227,171
Voto-Votorantim Overseas Trading Operations NV 6.63%, 9/25/2019 (a)	150,000	172,500

		2,587,795

CHILE — 2.5%
Cencosud SA 4.88%, 1/20/2023 (a)	100,000	101,354
Corp Nacional del Cobre de Chile:
3.88%, 11/3/2021 (a)	100,000	104,884
5.63%, 9/21/2035 (a)	75,000	83,780
Empresa Nacional del Petroleo 4.75%, 12/6/2021 (a)	100,000	103,158

		393,176

COLOMBIA — 1.4%
Ecopetrol SA 7.63%, 7/23/2019	100,000	125,250
Grupo Aval, Ltd. 4.75%, 9/26/2022 (a)	100,000	100,875

		226,125

HONG KONG — 1.4%
MCE Finance, Ltd. 5.00%, 2/15/2021 (a)	100,000	101,000
Noble Group, Ltd. 6.75%, 1/29/2020 (a)	100,000	112,000

		213,000

INDIA — 2.0%
ICICI Bank, Ltd. 4.75%, 11/25/2016 (a)	200,000	214,090
State Bank of India 4.50%, 7/27/2015 (a)	100,000	105,350

		319,440

INDONESIA — 0.6%
Pertamina Persero PT 6.00%, 5/3/2042 (a)	100,000	102,000

IRELAND — 4.0%
Alfa Bank OJSC Via Alfa Bond Issuance PLC 7.88%, 9/25/2017 (a)	100,000	112,620
Bank of Moscow via BOM Capital PL 6.70%, 3/11/2015 (a)	100,000	105,950
Gazprombank OJSC Via GPB Eurobond Finance PLC 6.50%, 9/23/2015	100,000	107,910
Novatek OAO via Novatek Finance, Ltd. 4.42%, 12/13/2022 (a)	100,000	99,125
Rosneft Oil Co. via Rosneft International Finance, Ltd. 4.20%, 3/6/2022 (a)	100,000	99,125

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

RZD Capital, Ltd. 5.74%, 4/3/2017	100,000	$110,000

		634,730

ISRAEL — 0.7%
Israel Electric Corp., Ltd. 6.70%, 2/10/2017 (a)	100,000	111,375

JAMAICA — 0.9%
Digicel Group, Ltd. 10.50%, 4/15/2018 (a)	125,000	139,063

LUXEMBOURG — 10.9%
CSN Resources SA 6.50%, 7/21/2020 (a)	100,000	106,950
Evraz Group SA 9.50%, 4/24/2018 (a)	100,000	114,625
Gazprom OAO Via Gaz Capital SA:
7.29%, 8/16/2037 (a)	100,000	121,000
9.25%, 4/23/2019 (a)	300,000	387,000
Russian Agricultural Bank OJSC Via RSHB Capital SA 9.00%, 6/11/2014 (a)	100,000	108,160
Sberbank of Russia Via SB Capital SA 5.50%, 7/7/2015	200,000	213,940
Severstal OAO Via Steel Capital SA 6.70%, 10/25/2017 (a)	100,000	108,750
TNK-BP Finance SA 7.50%, 7/18/2016 (a)	200,000	229,160
VTB Bank OJSC Via VTB Capital SA 6.00%, 4/12/2017 (a)	300,000	321,000

		1,710,585

MALAYSIA — 1.3%
Petronas Capital, Ltd. 5.25%, 8/12/2019 (a)	175,000	203,515

MEXICO — 9.2%
America Movil SAB de CV:
5.00%, 3/30/2020	250,000	281,173
6.13%, 3/30/2040	125,000	145,502
Comision Federal de Electricidad 5.75%, 2/14/2042 (a)	50,000	54,500
Grupo Bimbo SAB de CV 4.50%, 1/25/2022 (a)	100,000	108,398
Grupo Televisa SA 6.63%, 3/18/2025	100,000	126,074
Petroleos Mexicanos:
5.50%, 1/21/2021	400,000	459,000
6.50%, 6/2/2041	235,000	276,712

		1,451,359

NETHERLANDS — 6.7%
Kazakhstan Temir Zholy Finance BV 6.95%, 7/10/2042 (a)	50,000	58,500
KazMunaiGaz Finance Sub BV 6.38%, 4/9/2021 (a)	200,000	232,750
Lukoil International Finance BV 6.13%, 11/9/2020 (a)	200,000	227,000
Majapahit Holding BV 7.75%, 1/20/2020 (a)	250,000	306,250
VimpelCom Holdings BV 7.50%, 3/1/2022 (a)	200,000	222,560

		1,047,060

PERU — 0.7%
Banco de Credito del Peru 4.75%, 3/16/2016 (a)	100,000	107,500

QATAR — 0.7%
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.50%, 9/30/2014 (a)	100,000	106,250

SINGAPORE — 0.3%
DBS Bank, Ltd. 2.38%, 9/14/2015	50,000	51,777

SOUTH AFRICA — 0.7%
Eskom Holdings SOC, Ltd. 5.75%, 1/26/2021 (a)	100,000	108,250

SOUTH KOREA — 4.7%
Hana Bank 4.50%, 10/30/2015 (a)	100,000	107,929
Hyundai Capital Services, Inc. 3.50%, 9/13/2017 (a)	100,000	106,414
Korea National Oil Corp. 3.13%, 4/3/2017 (a)	200,000	210,539
Korea Western Power Co., Ltd. 3.13%, 5/10/2017 (a)	200,000	209,422
POSCO 4.25%, 10/28/2020 (a)	100,000	108,696

		743,000

SPAIN — 1.8%
Cemex Espana Luxembourg 9.88%, 4/30/2019 (a)	250,000	287,800

THAILAND — 0.7%
Bangkok Bank PCL 3.88%, 9/27/2022 (a)	100,000	102,650

TURKEY — 1.9%
Akbank TAS 5.13%, 7/22/2015 (a)	100,000	104,875
Turkiye Garanti Bankasi AS 5.25%, 9/13/2022 (a)	100,000	104,125
Yapi ve Kredi Bankasi AS 4.00%, 1/22/2020 (a)	100,000	98,250

		307,250

UNITED ARAB EMIRATES — 3.9%
Abu Dhabi National Energy Co. 5.88%, 12/13/2021 (a)	250,000	294,063
Dolphin Energy, Ltd. 5.89%, 6/15/2019 (a)	75,630	85,840
DP World, Ltd. 6.85%, 7/2/2037 (a)	100,000	113,700
Dubai Electricity & Water Authority 7.38%, 10/21/2020 (a)	100,000	121,500

		615,103

UNITED KINGDOM — 0.7%
Vedanta Resources PLC 8.25%, 6/7/2021 (a)	100,000	114,000

UNITED STATES — 4.3%
Hyundai Capital America 2.13%, 10/2/2017 (a)	125,000	126,018
JBS USA LLC/JBS USA Finance, Inc. 8.25%, 2/1/2020 (a)	100,000	109,250

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Reliance Holdings USA, Inc. 4.50%, 10/19/2020 (a)	150,000	$157,240
Southern Copper Corp. 6.75%, 4/16/2040	100,000	112,736
Teva Pharmaceutical Finance Co. BV 2.40%, 11/10/2016	100,000	104,470
Teva Pharmaceutical Finance Co. LLC 6.15%, 2/1/2036	50,000	63,539

		673,253

VENEZUELA — 2.6%
Petroleos de Venezuela SA:
8.50%, 11/2/2017 (a)	200,000	194,500
9.00%, 11/17/2021 (a)	100,000	94,750
12.75%, 2/17/2022 (a)	100,000	113,000

		402,250

TOTAL CORPORATE BONDS & NOTES —
(Cost $14,888,982)		15,364,227

	Shares
SHORT TERM INVESTMENT — 1.5%
MONEY MARKET FUND — 1.5%
State Street Institutional Liquid Reserves Fund 0.13% (b)(c)(d) (Cost $238,151)	238,151	238,151

TOTAL INVESTMENTS — 99.1% (e)
(Cost $15,127,133)		15,602,378
OTHER ASSETS & LIABILITIES — 0.9%		135,328

NET ASSETS — 100.0%		$15,737,706

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 74.7% of net assets as of March 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(e)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

CORPORATE BONDS & NOTES — 96.5%
AEROSPACE & DEFENSE — 1.2%
BE Aerospace, Inc. 5.25%, 4/1/2022	$75,000	$77,344
Bombardier, Inc. 7.75%, 3/15/2020 (a)	75,000	86,250
Huntington Ingalls Industries, Inc. 7.13%, 3/15/2021	50,000	54,375

		217,969

AIR FREIGHT & LOGISTICS — 0.3%
Penske Truck Leasing Co. Lp/PTL Finance Corp. 2.88%, 7/17/2018 (a)	50,000	50,985

AUTO COMPONENTS — 0.9%
Delphi Corp. 5.00%, 2/15/2023	50,000	52,875
Johnson Controls, Inc. 5.50%, 1/15/2016	50,000	55,861
Lear Corp. 8.13%, 3/15/2020	50,000	55,750

		164,486

AUTOMOBILES — 0.2%
Ford Motor Co. 4.75%, 1/15/2043	50,000	46,535

BEVERAGES — 1.1%
Constellation Brands, Inc. 6.00%, 5/1/2022	100,000	109,250
Heineken NV 1.40%, 10/1/2017 (a)	50,000	49,773
SABMiller Holdings, Inc. 1.85%, 1/15/2015 (a)	50,000	50,806

		209,829

BIOTECHNOLOGY — 0.3%
Gilead Sciences, Inc. 4.50%, 4/1/2021	50,000	56,706

BUILDING PRODUCTS — 1.2%
Building Materials Corp. of America 6.75%, 5/1/2021 (a)	50,000	54,625
Lafarge SA 7.13%, 7/15/2036	50,000	53,250
Masco Corp. 5.95%, 3/15/2022	100,000	112,483

		220,358

CAPITAL MARKETS — 0.6%
Morgan Stanley 4.88%, 11/1/2022	50,000	53,006
The Goldman Sachs Group, Inc. 6.75%, 10/1/2037	50,000	56,029

		109,035

CHEMICALS — 2.4%
Celanese US Holdings LLC 4.63%, 11/15/2022	50,000	50,125
Ecolab, Inc. 3.00%, 12/8/2016	50,000	53,148
LyondellBasell Industries NV 5.00%, 4/15/2019	100,000	113,000
Potash Corp. of Saskatchewan, Inc. 5.63%, 12/1/2040	25,000	29,203
Rockwood Specialties Group, Inc. 4.63%, 10/15/2020	50,000	51,250
The Dow Chemical Co. 4.25%, 11/15/2020	100,000	109,817
Westlake Chemical Corp. 3.60%, 7/15/2022	28,000	28,369

		434,912

COMMERCIAL BANKS — 3.6%
Barclays Bank PLC 7.63%, 11/21/2022	50,000	49,312
CIT Group, Inc.:
4.25%, 8/15/2017	200,000	209,000
5.00%, 8/15/2022	50,000	53,389
Fifth Third Bancorp 8.25%, 3/1/2038	25,000	34,607
Intesa Sanpaolo SpA 3.88%, 1/16/2018	50,000	48,348
KeyCorp 5.10%, 3/24/2021	50,000	58,211
Lloyds TSB Bank PLC 6.50%, 9/14/2020 (a)	100,000	112,138
Royal Bank of Scotland Group PLC 5.00%, 11/12/2013	100,000	101,750

		666,755

COMMERCIAL SERVICES & SUPPLIES — 1.8%
Clean Harbors, Inc. 5.25%, 8/1/2020	50,000	51,625
ERAC USA Finance LLC 7.00%, 10/15/2037 (a)	50,000	63,792
Republic Services, Inc. 3.55%, 6/1/2022	50,000	52,273
RR Donnelley & Sons Co. 8.25%, 3/15/2019	75,000	81,000
Waste Management, Inc. 6.38%, 3/11/2015	75,000	82,850

		331,540

COMPUTERS & PERIPHERALS — 1.8%
Dell, Inc. 3.10%, 4/1/2016	50,000	50,351
Fidelity National Information Services, Inc. 5.00%, 3/15/2022	50,000	53,062
Hewlett-Packard Co.:
2.60%, 9/15/2017	50,000	50,388
4.05%, 9/15/2022	25,000	25,236
6.00%, 9/15/2041	25,000	25,446
Seagate Technology HDD Holdings 6.80%, 10/1/2016	110,000	124,300

		328,783

CONSTRUCTION MATERIALS — 0.3%
Vulcan Materials Co. 7.50%, 6/15/2021	50,000	58,875

CONSUMER FINANCE — 0.6%
SLM Corp. 6.25%, 1/25/2016	100,000	109,248

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

CONTAINERS & PACKAGING — 1.0%
Ball Corp. 5.00%, 3/15/2022 (b)	$75,000	$78,000
Crown Americas LLC/Crown Americas Capital Corp. IV 4.50%, 1/15/2023 (a)	50,000	48,500
Rock Tenn Co. 4.90%, 3/1/2022	50,000	54,088

		180,588

DIVERSIFIED FINANCIAL SERVICES — 5.3%
Aircastle, Ltd. 6.25%, 12/1/2019	35,000	38,238
Bank of America Corp. 5.42%, 3/15/2017	100,000	110,817
Capital One Financial Corp. 2.15%, 3/23/2015	100,000	102,051
Citigroup, Inc. 4.88%, 5/7/2015	50,000	53,310
CNH Capital LLC 3.88%, 11/1/2015	29,000	29,725
Ford Motor Credit Co. LLC 4.25%, 2/3/2017	150,000	160,527
General Motors Financial Co., Inc. 4.75%, 8/15/2017 (a)	50,000	52,146
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8.00%, 1/15/2018	100,000	107,000
International Lease Finance Corp.:
5.88%, 4/1/2019	50,000	54,008
5.88%, 8/15/2022	50,000	53,891
6.63%, 11/15/2013	50,000	51,500
Jefferies Group LLC:
5.13%, 1/20/2023	25,000	26,469
6.50%, 1/20/2043	25,000	26,650
Macquarie Group, Ltd. 7.63%, 8/13/2019 (a)	50,000	60,395
Nomura Holdings, Inc. 5.00%, 3/4/2015	50,000	53,194

		979,921

DIVERSIFIED TELECOMMUNICATION SERVICES — 5.0%
British Telecommunications PLC 9.63%, 12/15/2030	25,000	38,750
CenturyLink, Inc. 5.80%, 3/15/2022	100,000	101,250
Deutsche Telekom International Finance BV 2.25%, 3/6/2017 (a)	100,000	102,443
Frontier Communications Corp.:
6.63%, 3/15/2015	50,000	55,625
8.50%, 4/15/2020	125,000	141,562
Sable International Finance, Ltd. 8.75%, 2/1/2020 (a)	50,000	56,500
Sprint Nextel Corp. 7.00%, 3/1/2020 (a)	100,000	116,500
UPCB Finance VI, Ltd. 6.88%, 1/15/2022 (a)	75,000	81,563
Virgin Media Finance PLC 5.25%, 2/15/2022	75,000	76,219
Wind Acquisition Finance SA 7.25%, 2/15/2018 (a)	50,000	52,063
Windstream Corp.:
6.38%, 8/1/2023 (a)	50,000	49,625
7.88%, 11/1/2017	50,000	57,125

		929,225

ELECTRIC UTILITIES — 7.1%
Calpine Corp. 7.88%, 1/15/2023 (a)	90,000	99,900
CMS Energy Corp. 4.25%, 9/30/2015	75,000	80,511
Dominion Resources, Inc. 1.95%, 8/15/2016	75,000	77,343
Duke Energy Corp. 3.05%, 8/15/2022	100,000	101,805
EDP Finance BV 6.00%, 2/2/2018 (a)	100,000	105,250
Enel Finance International NV 6.00%, 10/7/2039 (a)	50,000	47,585
Exelon Generation Co. LLC 6.20%, 10/1/2017	75,000	87,929
FirstEnergy Solutions Corp. 4.80%, 2/15/2015	50,000	53,896
NextEra Energy Capital Holdings, Inc. 1.20%, 6/1/2015	50,000	50,378
NRG Energy, Inc. 7.63%, 1/15/2018 (b)	100,000	113,750
NV Energy, Inc. 6.25%, 11/15/2020	75,000	90,582
Oncor Electric Delivery Co. LLC 4.10%, 6/1/2022 (a)	50,000	54,547
Pacific Gas & Electric Co.:
4.45%, 4/15/2042	25,000	26,129
5.80%, 3/1/2037	25,000	30,481
PPL Capital Funding, Inc. 4.20%, 6/15/2022	40,000	42,155
Puget Energy, Inc. 5.63%, 7/15/2022	50,000	55,076
Southwestern Electric Power Co. 5.55%, 1/15/2017	75,000	84,931
The AES Corp. 7.38%, 7/1/2021	100,000	116,000

		1,318,248

ELECTRICAL EQUIPMENT — 0.3%
Jabil Circuit, Inc. 4.70%, 9/15/2022	50,000	49,812

ENERGY EQUIPMENT & SERVICES — 0.3%
Weatherford International, Ltd./Bermuda 5.95%, 4/15/2042	50,000	51,536

FOOD & STAPLES RETAILING — 0.6%
CVS Caremark Corp. 5.75%, 6/1/2017	50,000	59,128
Walgreen Co. 1.80%, 9/15/2017	50,000	50,611

		109,739

FOOD PRODUCTS — 2.5%
ConAgra Foods, Inc.:
3.20%, 1/25/2023	25,000	24,918
4.65%, 1/25/2043	25,000	24,879
General Mills, Inc. 5.70%, 2/15/2017	50,000	58,362

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Kellogg Co. 1.13%, 5/15/2015	$25,000	$25,235
Kraft Foods Group, Inc.:
3.50%, 6/6/2022	25,000	26,140
5.00%, 6/4/2042	25,000	26,805
Mondelez International, Inc. 5.38%, 2/10/2020	100,000	118,978
Smithfield Foods, Inc. 6.63%, 8/15/2022	75,000	81,750
The Kroger Co. 3.90%, 10/1/2015	75,000	80,142

		467,209

HEALTH CARE EQUIPMENT & SUPPLIES — 0.3%
Boston Scientific Corp. 6.25%, 11/15/2015	50,000	56,076

HEALTH CARE PROVIDERS & SERVICES — 3.2%
CHS/Community Health Systems, Inc. 5.13%, 8/15/2018	50,000	52,375
CIGNA Corp. 4.00%, 2/15/2022	50,000	54,012
Fresenius Medical Care US Finance II, Inc. 5.63%, 7/31/2019 (a)	100,000	109,750
HCA, Inc.:
7.25%, 9/15/2020	150,000	165,938
7.88%, 2/15/2020	50,000	55,250
Tenet Healthcare Corp. 4.75%, 6/1/2020 (a)	75,000	75,375
WellPoint, Inc. 3.13%, 5/15/2022	75,000	75,509

		588,209

HOTELS, RESTAURANTS & LEISURE — 0.4%
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Series 1 7.75%, 8/15/2020	75,000	84,094

HOUSEHOLD DURABLES — 1.4%
DR Horton, Inc. 4.75%, 2/15/2023	100,000	100,125
Lennar Corp. 4.75%, 11/15/2022 (a)	50,000	49,000
PulteGroup, Inc. 6.38%, 5/15/2033	50,000	50,250
Toll Brothers Finance Corp. 6.75%, 11/1/2019	50,000	58,343

		257,718

INSURANCE — 4.6%
American International Group, Inc.:
3.80%, 3/22/2017	100,000	108,208
4.88%, 9/15/2016	100,000	111,281
6.25%, 5/1/2036	25,000	31,115
Genworth Financial, Inc. 7.20%, 2/15/2021	50,000	58,250
Hartford Financial Services Group, Inc. 6.63%, 4/15/2042	50,000	65,354
ING US, Inc. 5.50%, 7/15/2022 (a)	50,000	55,320
Liberty Mutual Group, Inc. 4.95%, 5/1/2022 (a)	75,000	82,237
Lincoln National Corp.:
4.20%, 3/15/2022	25,000	27,137
6.15%, 4/7/2036	25,000	30,064
Pacific LifeCorp 6.00%, 2/10/2020 (a)	50,000	57,690
Prudential Financial, Inc. 5.10%, 9/20/2014	75,000	79,745
XLIT, Ltd. 5.75%, 10/1/2021	50,000	59,381
Xstrata Finance Canada, Ltd. 4.95%, 11/15/2021 (a)	75,000	80,662

		846,444

INTERNET SOFTWARE & SERVICES — 0.3%
Equinix, Inc. 7.00%, 7/15/2021	50,000	55,500

LEISURE EQUIPMENT & PRODUCTS — 0.4%
Royal Caribbean Cruises, Ltd. 6.88%, 12/1/2013	75,000	77,437

LIFE SCIENCES TOOLS & SERVICES — 0.3%
Thermo Fisher Scientific, Inc.:
3.20%, 3/1/2016	25,000	26,497
3.60%, 8/15/2021	25,000	25,860

		52,357

MACHINERY — 0.7%
Case New Holland, Inc. 7.88%, 12/1/2017	50,000	58,500
Eaton Corp. 2.75%, 11/2/2022 (a)	75,000	74,567

		133,067

MEDIA — 9.6%
CBS Corp. 3.38%, 3/1/2022	75,000	76,391
CC Holdings GS V LLC 3.85%, 4/15/2023 (a)	50,000	50,373
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.63%, 1/31/2022	100,000	107,250
7.00%, 1/15/2019	100,000	107,750
COX Communications, Inc. 3.25%, 12/15/2022 (a)	75,000	76,192
CSC Holdings LLC 6.75%, 11/15/2021	100,000	112,125
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Series WI 3.80%, 3/15/2022	100,000	102,217
Discovery Communications LLC 3.30%, 5/15/2022	50,000	50,951
DISH DBS Corp.:
5.88%, 7/15/2022	100,000	104,875
7.13%, 2/1/2016	150,000	166,687
Gannett Co, Inc. 9.38%, 11/15/2017	50,000	54,125
Historic TW, Inc. 6.63%, 5/15/2029	100,000	123,512
NBCUniversal Media LLC 5.15%, 4/30/2020	50,000	59,258
News America, Inc. 4.50%, 2/15/2021	75,000	84,571
Nielsen Finance LLC/Nielsen Finance Co. 7.75%, 10/15/2018 (b)	75,000	83,250

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Omnicom Group, Inc. 6.25%, 7/15/2019	$50,000	$60,337
Sirius XM Radio, Inc. 5.25%, 8/15/2022 (a)	50,000	51,125
Time Warner Cable, Inc.:
4.00%, 9/1/2021	100,000	106,701
4.50%, 9/15/2042	25,000	22,726
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.50%, 1/15/2023 (a)	50,000	51,375
Viacom, Inc.:
4.38%, 3/15/2043 (a)	20,000	18,477
5.63%, 9/15/2019	50,000	59,467
Videotron, Ltd. 5.00%, 7/15/2022	50,000	50,750

		1,780,485

METALS & MINING — 5.1%
Alcoa, Inc. 5.87%, 2/23/2022	75,000	80,137
ArcelorMittal:
4.25%, 2/25/2015	50,000	51,688
5.00%, 2/25/2017	100,000	104,650
5.75%, 8/5/2020	100,000	105,500
7.50%, 10/15/2039	50,000	51,375
Barrick Gold Corp. 3.85%, 4/1/2022	100,000	102,223
Eldorado Gold Corp. 6.13%, 12/15/2020 (a)	30,000	31,125
FMG Resources August 2006 Pty, Ltd.:
6.00%, 4/1/2017 (a)	50,000	51,375
6.88%, 4/1/2022 (a)	100,000	104,750
Newmont Mining Corp.:
3.50%, 3/15/2022	25,000	25,170
4.88%, 3/15/2042	25,000	24,190
Steel Dynamics, Inc. 6.13%, 8/15/2019 (a)	75,000	81,000
Teck Resources, Ltd. 5.20%, 3/1/2042	50,000	46,078
United States Steel Corp. 6.05%, 6/1/2017	75,000	78,937

		938,198

MULTI-UTILITIES — 0.7%
MidAmerican Energy Holdings Co. 6.13%, 4/1/2036	25,000	31,073
Nisource Finance Corp. 3.85%, 2/15/2023	50,000	51,587
Sempra Energy 2.30%, 4/1/2017	50,000	51,970

		134,630

MULTILINE RETAIL — 0.3%
Macy’s Retail Holdings, Inc. 3.88%, 1/15/2022	50,000	52,736

OFFICE ELECTRONICS — 0.3%
Xerox Corp. 4.50%, 5/15/2021	50,000	53,472

OIL, GAS & CONSUMABLE FUELS — 17.8%
Access Midstream Partners LP/ACMP Finance Corp. 4.88%, 5/15/2023	50,000	49,375
Anadarko Petroleum Corp. 6.38%, 9/15/2017	75,000	89,521
Canadian Natural Resources, Ltd. 5.70%, 5/15/2017	25,000	29,192
Cenovus Energy, Inc.:
3.00%, 8/15/2022	25,000	25,022
4.45%, 9/15/2042	25,000	24,477
Chesapeake Energy Corp.:
6.63%, 8/15/2020	125,000	136,563
7.63%, 7/15/2013	100,000	101,875
Concho Resources, Inc. 8.63%, 10/1/2017	75,000	80,438
Consol Energy, Inc. 8.00%, 4/1/2017	75,000	81,000
Continental Resources, Inc. 5.00%, 9/15/2022	50,000	53,125
Denbury Resources, Inc. 8.25%, 2/15/2020	75,000	84,000
Devon Energy Corp. 3.25%, 5/15/2022	75,000	75,121
El Paso Natural Gas Co. 5.95%, 4/15/2017	125,000	145,067
El Paso Pipeline Partners Operating Co. LLC 4.70%, 11/1/2042	25,000	23,736
Enbridge Energy Partners LP 5.20%, 3/15/2020	50,000	56,356
Encana Corp. 5.90%, 12/1/2017	75,000	88,374
Energy Transfer Equity LP 7.50%, 10/15/2020	75,000	86,438
Energy Transfer Partners LP 6.50%, 2/1/2042	50,000	57,131
Enterprise Products Operating LLC 5.20%, 9/1/2020	100,000	117,281
Hess Corp. 8.13%, 2/15/2019	50,000	64,576
Kinder Morgan Energy Partners LP 5.00%, 3/1/2043	25,000	25,386
Marathon Oil Corp. 2.80%, 11/1/2022	50,000	48,809
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. 5.50%, 2/15/2023	50,000	52,375
MEG Energy Corp. 6.38%, 1/30/2023 (a)	50,000	52,000
Newfield Exploration Co. 7.13%, 5/15/2018	75,000	78,094
Nexen, Inc. 5.88%, 3/10/2035	25,000	30,194
NGPL PipeCo LLC 7.12%, 12/15/2017 (a)	75,000	79,875
Noble Holding International, Ltd. 3.95%, 3/15/2022	50,000	51,486
NuStar Logistics LP 4.80%, 9/1/2020	50,000	49,357
ONEOK Partners LP:
2.00%, 10/1/2017	25,000	25,264
3.38%, 10/1/2022	25,000	24,831
Peabody Energy Corp. 6.00%, 11/15/2018	100,000	106,250

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

Phillips 66 4.30%, 4/1/2022	$50,000	$54,888
Pioneer Natural Resources Co. 6.65%, 3/15/2017	25,000	29,337
Plains All American Pipeline LP/PAA Finance Corp. 3.65%, 6/1/2022	25,000	26,405
Pride International, Inc. 6.88%, 8/15/2020	50,000	62,684
QEP Resources, Inc. 5.25%, 5/1/2023	50,000	51,250
Range Resources Corp. 5.00%, 8/15/2022	50,000	51,000
Regency Energy Partners LP/Regency Energy Finance Corp. 5.50%, 4/15/2023	50,000	53,500
Rockies Express Pipeline LLC 6.85%, 7/15/2018 (a)	100,000	102,250
Sabine Pass Liquefaction LLC 5.63%, 2/1/2021 (a)	100,000	103,750
Suncor Energy, Inc. 6.10%, 6/1/2018	75,000	90,722
Talisman Energy, Inc. 5.50%, 5/15/2042	25,000	26,002
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.25%, 5/1/2023 (a)	50,000	52,000
Tennessee Gas Pipeline Co. 7.00%, 3/15/2027	50,000	67,466
Tesoro Corp. 9.75%, 6/1/2019	50,000	56,375
Texas Eastern Transmission LP 2.80%, 10/15/2022 (a)	50,000	49,962
Transocean, Inc. 6.80%, 3/15/2038	50,000	55,070
Valero Energy Corp. 6.13%, 2/1/2020	50,000	60,753
Western Gas Partners LP 4.00%, 7/1/2022	50,000	51,723
Williams Partners LP 5.25%, 3/15/2020	75,000	85,469
WPX Energy, Inc. 6.00%, 1/15/2022	50,000	52,375

		3,275,570

PAPER & FOREST PRODUCTS — 0.7%
Georgia-Pacific LLC 5.40%, 11/1/2020 (a)	50,000	59,160
International Paper Co. 7.95%, 6/15/2018	50,000	64,350

		123,510

PHARMACEUTICALS — 1.0%
Express Scripts Holding Co. 2.65%, 2/15/2017	100,000	104,746
Mylan, Inc. 7.88%, 7/15/2020 (a)	25,000	29,173
Watson Pharmaceuticals, Inc. 3.25%, 10/1/2022	50,000	50,684

		184,603

REAL ESTATE INVESTMENT TRUSTS — 3.0%
American Tower Corp. 3.50%, 1/31/2023	50,000	49,590
BioMed Realty LP 4.25%, 7/15/2022	50,000	52,255
Boston Properties LP 3.85%, 2/1/2023	50,000	52,836
EPR Properties 5.75%, 8/15/2022	50,000	54,596
ERP Operating LP 5.38%, 8/1/2016	50,000	56,642
HCP, Inc. 5.38%, 2/1/2021	50,000	58,080
Health Care REIT, Inc. 4.13%, 4/1/2019	50,000	54,205
Host Hotels & Resorts LP 5.88%, 6/15/2019	75,000	82,406
Weyerhaeuser Co. 7.38%, 10/1/2019	75,000	92,218

		552,828

ROAD & RAIL — 1.3%
Burlington Northern Santa Fe LLC 3.45%, 9/15/2021	100,000	106,174
CSX Corp. 4.40%, 3/1/2043	50,000	49,342
Norfolk Southern Corp. 3.25%, 12/1/2021	75,000	78,321

		233,837

SOFTWARE — 0.1%
Nuance Communications, Inc. 5.38%, 8/15/2020 (a)	25,000	25,312

SPECIALTY RETAIL — 2.1%
AmeriGas Partners LP/AmeriGas Finance Corp. 6.25%, 8/20/2019	75,000	79,875
Best Buy Co., Inc. 3.75%, 3/15/2016	75,000	75,000
L Brands, Inc. 5.63%, 2/15/2022	100,000	106,000
Sally Holdings LLC/Sally Capital, Inc. 5.75%, 6/1/2022	75,000	78,281
Suburban Propane Partners LP/Suburban Energy Finance Corp.:
7.38%, 8/1/2021	25,000	27,563
7.50%, 10/1/2018	25,000	27,125

		393,844

TEXTILES, APPAREL & LUXURY GOODS — 0.6%
Hanesbrands, Inc. 6.38%, 12/15/2020	50,000	54,437
PVH Corp.:
4.50%, 12/15/2022	25,000	24,625
7.38%, 5/15/2020	25,000	27,875

		106,937

THRIFTS & MORTGAGE FINANCE — 0.6%
Amsouth Bank 5.20%, 4/1/2015	100,000	106,556

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Principal
Security Description	Amount	Value

TOBACCO — 0.9%
Altria Group, Inc.:
2.85%, 8/9/2022	$75,000	$73,732
9.70%, 11/10/2018	26,000	36,183
Reynolds American, Inc. 3.25%, 11/1/2022	50,000	49,435

		159,350

TRANSPORTATION INFRASTRUCTURE — 0.4%
Union Pacific Corp. 6.63%, 2/1/2029	50,000	66,186

WIRELESS TELECOMMUNICATION SERVICES — 2.0%
Embarq Corp. 7.08%, 6/1/2016	100,000	114,482
Rogers Communications, Inc. 6.80%, 8/15/2018	50,000	62,894
Telecom Italia Capital SA 7.18%, 6/18/2019	75,000	85,298
Telefonica Emisiones SAU 3.99%, 2/16/2016	100,000	104,234

		366,908

TOTAL CORPORATE BONDS & NOTES —
(Cost $17,340,151)		17,798,158

	Shares
SHORT TERM INVESTMENT — 2.3%
MONEY MARKET FUND — 2.3%
State Street Institutional Liquid Reserves Fund 0.13% (c)(d)(e) (Cost $428,013)	428,013	428,013

TOTAL INVESTMENTS — 98.8% (f)
(Cost $17,768,164)		18,226,171
OTHER ASSETS & LIABILITIES — 1.2%		216,430

NET ASSETS — 100.0%		$18,442,601

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 16.5% of net assets as of March 31, 2013, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. (See accompanying Notes to Schedules of Investments)
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Value is determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)
(f)	Unless otherwise indicated, the values of the securities of the Fund are determined based on Level 2 inputs. (See accompanying Notes to Schedules of Investments)
PLC = Public Limited Company
REIT = Real Estate Investment Trust

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2013 (Unaudited)

Security Valuation

The value of each Fund’s portfolio securities and other financial instruments is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in open-end investment companies are valued at their net asset value each business day. Variable Rate Demand Obligations are valued at par. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. U.S. fixed income securities may be valued as of the announced closing time for trading in fixed income instruments on any day that the Securities Industry and Financial Markets Association announces an early closing time. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the “Committee”). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, a Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds continue to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides funds the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Fund’s investments by industry, debt securities issued by the U.S. government or U.S. government agencies, corporate debt securities, foreign government obligations, commercial mortgage obligations, debt issued by states of the U.S. and political subdivisions of states.

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

The following table summarizes the inputs used in valuing the Funds’ investments as of March 31, 2013:

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund	Prices	Inputs	Inputs	Total

SPDR Dow Jones Total Market ETF	$505,969,280	$—	$—	$505,969,280
SPDR Dow Jones Large Cap ETF	52,309,182	—	—	52,309,182
SPDR S&P 500 Growth ETF	250,882,749	—	—	250,882,749
SPDR S&P 500 Value ETF	144,238,861	—	—	144,238,861
SPDR Dow Jones Mid Cap ETF	103,171,045	—	—	103,171,045
SPDR S&P 400 Mid Cap Growth ETF	79,680,410	—	—	79,680,410
SPDR S&P 400 Mid Cap Value ETF	54,704,017	—	—	54,704,017
SPDR S&P 600 Small Cap ETF	329,508,522	—	—	329,508,522
SPDR S&P 600 Small Cap Growth ETF	215,288,882	—	—	215,288,882
SPDR S&P 600 Small Cap Value ETF	176,872,419	—	—	176,872,419
SPDR Global Dow ETF	97,477,509	—	—	97,477,509
SPDR Dow Jones REIT ETF	2,286,614,314	—	—	2,286,614,314
SPDR S&P Bank ETF	2,232,057,492	—	—	2,232,057,492
SPDR S&P Capital Markets ETF	93,503,970	—	—	93,503,970
SPDR S&P Insurance ETF	231,667,485	—	—	231,667,485
SPDR S&P Mortgage Finance ETF	5,999,761	—	—	5,999,761
SPDR S&P Regional Banking ETF	1,636,427,389	—	—	1,636,427,389
SPDR Morgan Stanley Technology ETF	182,091,547	—	—	182,091,547
SPDR S&P Dividend ETF	11,643,550,944	—	—	11,643,550,944
SPDR S&P Aerospace & Defense ETF	17,094,832	—	—	17,094,832
SPDR S&P Biotech ETF	920,036,327	—	—	920,036,327
SPDR S&P Health Care Equipment ETF	18,647,837	—	—	18,647,837
SPDR S&P Health Care Services ETF	31,301,841	—	—	31,301,841
SPDR S&P Homebuilders ETF	3,109,037,710	—	—	3,109,037,710
SPDR S&P Metals & Mining ETF	686,461,281	—	—	686,461,281
SPDR S&P Oil & Gas Equipment & Services ETF	357,799,163	—	—	357,799,163
SPDR S&P Oil & Gas Exploration & Production ETF	807,240,679	—	—	807,240,679
SPDR S&P Pharmaceuticals ETF	409,087,866	—	—	409,087,866
SPDR S&P Retail ETF	1,020,452,625	—	—	1,020,452,625
SPDR S&P Semiconductor ETF	48,160,778	—	—	48,160,778
SPDR S&P Software & Services ETF	17,898,853	—	—	17,898,853
SPDR S&P Telecom ETF	4,569,212	—	—	4,569,212
SPDR S&P Transportation ETF	45,794,541	—	—	45,794,541
SPDR S&P 1500 Momentum Tilt ETF	9,956,892	—	—	9,956,892
SPRD S&P 1500 Value Tilt ETF	6,784,570	—	—	6,784,570
SPDR Russell 1000 Low Volatility ETF	6,265,806	—	—	6,265,806
SPDR Russell 2000 Low Volatility ETF	6,259,170	—	—	6,259,170
SPDR Wells Fargo Preferred Stock ETF	428,619,964	—	—	428,619,964

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund	Prices	Inputs	Inputs	Total

SPDR Barclays 1-3 Month T-Bill ETF	$391,615	$1,170,568,961	$—	$1,170,960,576
SPDR Barclays TIPS ETF	26,736,577	728,271,446	—	755,008,023
SPDR Barclays Short Term Treasury ETF	193,987	5,986,835	—	6,180,822
SPDR Barclays Intermediate Term Treasury ETF	10,951,479	168,943,812	—	179,895,291
SPDR Barclays Long Term Treasury ETF	5,598,798	47,609,299	—	53,208,097
SPDR Barclays Short Term Corporate Bond ETF	24,940,971	1,973,733,192	—	1,998,674,163
SPDR Barclays Intermediate Term Corporate Bond ETF	26,353,579	400,116,585	—	426,470,164
SPDR Barclays Long Term Corporate Bond ETF	5,846,633	138,755,652	—	144,602,285
SPDR Barclays Issuer Scored Corporate Bond ETF	458,073	35,377,555	—	35,835,628
SPDR Barclays Convertible Securities ETF	430,631,920	765,182,179	—	1,195,814,099
SPDR Barclays Mortgage Backed Bond ETF	40,719,777	40,797,350	—	81,517,127
SPDR Barclays Aggregate Bond ETF	237,002,849	673,771,013	—	910,773,862
SPDR Nuveen Barclays Municipal Bond ETF	965,272	1,204,749,605	—	1,205,714,877
SPDR Nuveen Barclays California Municipal Bond ETF	2,488,523	102,300,891	—	104,789,414
SPDR Nuveen Barclays New York Municipal Bond ETF	595,385	32,695,659	—	33,291,044
SPDR Nuveen Barclays Short Term Municipal Bond ETF	10,147,032	1,901,334,276	—	1,911,481,308
SPDR Nuveen S&P VRDO Municipal Bond ETF	401,610	11,602,000	—	12,003,610
SPDR Nuveen S&P High Yield Municipal Bond ETF	198,615	219,427,760	—	219,626,375
SPDR Nuveen Barclays Build America Bond ETF	29,106	121,426,467	—	121,455,573
SPDR DB International Government Inflation-Protected Bond ETF	6,961,854	1,662,655,562	—	1,669,617,416
SPDR Barclays Short Term International Treasury Bond ETF	910,048	196,826,732	—	197,736,780
SPDR Barclays International Treasury Bond ETF	4,796,033	1,825,587,659	—	1,830,383,692
SPDR Barclays International Corporate Bond ETF	2,613,679	140,294,961	—	142,908,640
SPDR Barclays Emerging Markets Local Bond ETF	2,698,649	156,129,097	—	158,827,746
SPDR Barclays High Yield Bond ETF	167,664,072	11,762,063,175	—	11,929,727,247
SPDR Barclays Short Term High Yield Bond ETF	26,380,338	1,086,759,335	—	1,113,139,673
SPDR Barclays Investment Grade Floating Rate ETF	2,077,430	24,334,795	—	26,412,225
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	238,151	15,364,227	—	15,602,378
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	428,013	17,798,158	—	18,226,171

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund — Other Financial Instruments*	Prices	Inputs	Inputs	Total

SPDR DB International Government Inflation-Protected Bond ETF	$—	$(58,860)	$—	$(58,860)
SPDR Barclays International Corporate Bond ETF	—	(10,304)	—	(10,304)
SPDR Barclays Emerging Markets Local Bond ETF	—	5,838	—	5,838

*	Other Financial Instruments are derivative instruments not reflected in the Schedules of Investments, such as forward foreign currency contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

All equity securities are valued at Level 1 quoted price and all fixed income securities are valued at Level 2 quoted prices. There were no material transfers between levels for the nine months ended March 31, 2013. The transfers that did occur were the result of fair value pricing using signifivant observable market inputs.

The following is a summary of the fair valuations of the Fund’s derivative instruments categorized by risk exposure at March 31, 2013:

		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR DB International Government Inflation-Protected Bond ETF	Forward Contract	$—	$(58,860)	$—	$—	$—	$—	$(58,860)
SPDR Barclays International Corporate Bond ETF	Forward Contract	—	(10,304)	—	—	—	—	(10,304)
SPDR Barclays Emerging Markets Local Bond ETF	Forward Contract	—	5,838	—	—	—	—	5,838

Transactions with Affiliates

The Funds listed below have invested in an affiliated company, State Street Corp. Amounts relating to these investments at March 31, 2013 and for the period then ended are:

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
	at 6/30/12	6/30/12	Cost	Shares	Proceeds	Shares	at 3/31/13	3/31/13	Income	Gain/(Loss)

SPDR Dow Jones Total Market ETF	14,451	$645,093	$20,483	346	$21,393	519	14,278	$843,687	$10,400	$52
SPDR Dow Jones Large Cap ETF	1,571	70,129	—	—	10,375	200	1,371	81,012	1,062	(3,453)
SPDR S&P 500 Value ETF	8,598	383,815	113,436	2,154	69,522	1,373	9,379	554,205	6,538	6,665
SPDR S&P Capital Markets ETF	14,765	659,110	2,664,673	52,342	1,446,751	31,999	35,108	2,074,532	15,245	(193,266)
SPDR S&P 1500 Momentum Tilt ETF	—	—	23,850	452	—	—	452	26,709	140	—
SPDR S&P 1500 Value Tilt ETF	—	—	7,790	176	—	—	176	10,400	88	—
SPDR Russell 1000 Low Volatility ETF	—	—	79,712	1,405	3,848	68	1,337	79,003	348	(15)
SPDR Wells Fargo Preferred Stock ETF	—	—	3,153,774	125,046	527,765	20,937	104,109	2,634,999	67,298	(2,117)

The Funds listed below have affiliated investments as a result of owning 5% or more of each company’s outstanding voting securities. Amounts relating to these investments at March 31, 2013 and for the period then ended are:

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SPDR S&P Dividend ETF	at 6/30/12	6/30/12	Cost	Shares	Proceeds	Shares	at 3/31/13	3/31/13	Income	Gain/(Loss)

Pitney Bowes, Inc.	23,671,553	$354,363,148	$78,962,331	6,533,443	$103,145,680	7,596,605	22,608,391	$335,960,690	$21,849,863	$(62,066,449)

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Number of						Number of
	Shares Held	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
SPDR S&P Homebuilders ETF	at 6/30/12	6/30/12	Cost	Shares	Proceeds	Shares	at 3/31/13	3/31/13	Income	Gain/(Loss)

Ethan Allen Interiors, Inc.	1,034,004	$29,892,815	$52,936,687	1,995,269	$27,070,283	1,034,827	1,994,446	$65,657,162	$970,179	$2,868,903
Lumber Liquidators Holdings, Inc.	1,251,506	42,288,388	87,800,290	1,676,638	82,359,047	1,516,667	1,411,477	99,113,915	—	32,509,994
M/I Homes, Inc.	—	—	71,255,845	2,770,454	8,534,981	351,689	2,418,765	59,138,804	—	(134,817)
Quanex Building Products Corp.	855,455	15,295,535	38,804,522	2,053,929	18,899,150	965,967	1,943,417	31,289,014	139,465	1,854,957
Select Comfort Corp.	1,815,965	37,989,988	125,290,721	5,287,625	50,465,514	1,929,958	5,173,632	102,282,705	—	9,182,574
Standard Pacific Corp.	8,161,121	50,517,339	50,465,514	12,274,204	70,562,408	9,629,587	10,805,738	93,361,576	—	15,688,695
The Ryland Group, Inc.	1,946,141	49,782,287	85,307,978	2,565,945	69,736,249	2,108,058	2,404,028	100,055,646	182,482	24,041,071

Each Fund may invest in certain money market funds managed by the SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), including the State Street Institutional Liquid Reserves Fund-Institutional Class (“Liquid Reserves Fund”) and State Street Institutional Tax Free Money Market Fund-Institutional Class (“Tax Free Money Market Fund”), both a series of State Street Institutional Investment Trust. The Liquid Reserves Fund and Tax Free Money Market Fund are both feeder funds in a master/feeder fund structure that invest substantially all of their assets in the State Street Money Market Portfolio and State Street Tax Free Money Market Portfolio (“Master Portfolios”), respectively, each a series of State Street Master Funds. The Liquid Reserves Fund and Tax Free Money Market Fund do not pay an investment advisory fee to the Adviser, but the respective Master Portfolio in which they invest pays an investment advisory fee to the Adviser. The Liquid Reserves Fund and Tax Free Money Market Fund intend to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Funds from affiliated money market funds are recorded as dividend or interest income on securities of affiliated issuers. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”), for which SSgA FM serves as the investment adviser. Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act.

Amounts related to investments in Liquid Reserves Fund, Tax Free Money Market Fund and/or Prime Portfolio at March 31, 2013 and for the period then ended are:

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	6/30/12	Cost	Shares	Proceeds	Shares	3/31/13	Income	Gain/(Loss)

SPDR Dow Jones Total Market ETF	$1,035,436	$13,590,019	13,590,019	$13,853,464	13,853,464	$771,991	$2,537	$—
SPDR Dow Jones Large Cap ETF	51,634	1,403,149	1,403,149	1,437,246	1,437,246	17,537	135	—
SPDR S&P 500 Growth ETF	384,557	6,228,229	6,228,229	6,349,261	6,349,261	263,525	597	—
SPDR S&P 500 Value ETF	233,121	4,280,748	4,280,748	4,323,778	4,323,778	190,091	388	—
SPDR Dow Jones Mid Cap ETF	105,351	3,839,160	3,839,160	3,917,606	3,917,606	26,905	272	—
SPDR S&P 400 Mid Cap Growth ETF	45,712	3,290,696	3,290,696	3,249,591	3,249,591	86,817	194	—
SPDR S&P 400 Mid Cap Value ETF	50,273	1,228,978	1,228,978	1,251,791	1,251,791	27,460	104	—
SPDR S&P 600 Small Cap ETF	163,838	8,015,575	8,015,575	8,141,530	8,141,530	37,883	628	—
SPDR S&P 600 Small Cap Growth ETF	195,301	7,550,087	7,550,087	7,581,275	7,581,275	164,113	469	—
SPDR S&P 600 Small Cap Value ETF	184,093	4,928,978	4,928,978	4,975,137	4,975,137	137,934	359	—
SPDR Global Dow ETF	19,187	2,448,464	2,448,464	2,436,611	2,436,611	31,040	127	—
SPDR Dow Jones REIT ETF	4,040,861	84,034,708	84,034,708	85,900,639	85,900,639	2,174,930	3,592	—
SPDR S&P Bank ETF	1,868,819	54,328,204	54,328,204	54,982,352	54,982,352	1,214,671	5,179	—
SPDR S&P Capital Markets ETF	75,427	1,469,190	1,469,190	1,544,517	1,544,517	100	118	—
SPDR S&P Insurance ETF	34,077	4,833,649	4,833,649	4,542,956	4,542,956	324,770	314	—
SPDR S&P Mortgage Finance ETF	3,673	183,180	183,180	168,646	168,646	18,207	20	—
SPDR S&P Regional Banking ETF	969,167	30,894,288	30,894,288	31,863,355	31,863,355	100	3,380	—

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	6/30/12	Cost	Shares	Proceeds	Shares	3/31/13	Income	Gain/(Loss)

SPDR Morgan Stanley Technology ETF	$182,957	$1,855,845	1,855,845	$1,847,691	1,847,691	$191,111	$403	$—
SPDR S&P Dividend ETF	13,086,860	378,353,176	378,353,176	377,165,288	377,165,288	14,274,748	31,992	—
SPDR S&P Aerospace & Defense ETF	33,594	1,034,536	1,034,536	1,027,671	1,027,671	40,459	68	—
SPDR S&P Biotech ETF	1,272,065	13,101,510	13,101,510	13,989,831	13,989,831	383,744	1,121	—
SPDR S&P Health Care Equipment ETF	52,246	445,841	445,841	438,915	438,915	59,172	98	—
SPDR S&P Health Care Services ETF	18,111	798,334	798,334	804,064	804,064	12,381	72	—
SPDR S&P Homebuilders ETF	305,484	19,343,355	19,343,355	17,114,588	17,114,588	2,534,251	3,235	—
SPDR S&P Metals & Mining ETF	740,479	16,006,063	16,006,063	15,794,449	15,794,449	952,093	2,212	—
SPDR S&P Oil & Gas Equipment & Services ETF	510,337	3,288,115	3,288,115	2,770,580	2,770,580	1,027,872	845	—
SPDR S&P Oil & Gas Exploration & Production ETF	3,382,722	14,154,898	14,154,898	17,296,301	17,296,301	241,319	2,426	—
SPDR S&P Pharmaceuticals ETF	60,156	30,539,052	30,539,052	30,456,537	30,456,537	142,671	1,181	—
SPDR S&P Retail ETF	100	19,400,250	19,400,250	17,416,338	17,416,338	1,984,012	1,934	—
SPDR S&P Semiconductor ETF	25,945	2,714,379	2,714,379	2,682,061	2,682,061	58,263	92	—
SPDR S&P Software & Services ETF	17,482	849,894	849,894	848,688	848,688	18,688	73	—
SPDR S&P Telecom ETF	3,970	172,799	172,799	165,726	165,726	11,043	21	—
SPDR S&P Transportation ETF	2,723	412,050	412,050	398,304	398,304	16,469	36	—
SPDR S&P 1500 Momentum Tilt ETF	—	115,251	115,251	100,729	100,729	14,522	14	—
SPDR S&P 1500 Value Tilt ETF	—	99,122	99,122	76,794	76,794	22,328	16	—
SPDR Russell 1000 Low Volatility ETF	—	68,234	68,234	60,524	60,524	7,710	2	—
SPDR Russell 2000 Low Volatility ETF	—	264,054	264,054	222,216	222,216	41,838	6	—
SPDR Wells Fargo Preferred Stock ETF	556,574	79,147,792	79,147,792	78,505,024	78,505,024	1,199,342	2,071	—
SPDR Barclays 1-3 Month T-Bill ETF	343,929	3,377,391	3,377,391	3,329,705	3,329,705	391,615	968	—
SPDR Barclays TIPS ETF	229,449	18,324,843	18,324,843	17,912,516	17,912,516	641,776	1,419	—
SPDR Barclays Short Term Treasury ETF	17,494	555,469	555,469	555,369	555,369	17,594	25	—
SPDR Barclays Intermediate Term Treasury ETF	309,305	19,028,806	19,028,806	19,103,195	19,103,195	234,916	840	—
SPDR Barclays Long Term Treasury ETF	30,510	4,763,861	4,763,861	4,783,177	4,783,177	11,194	219	—
SPDR Barclays Short Term Corporate Bond ETF	37,784,863	418,813,646	418,813,646	431,657,538	431,657,538	24,940,971	16,428	—
SPDR Barclays Intermediate Term Corporate Bond ETF	4,036,053	69,472,291	69,472,291	65,748,898	65,748,898	7,759,446	2,946	—
SPDR Barclays Long Term Corporate Bond ETF	570,221	29,025,894	29,025,894	27,888,147	27,888,147	1,707,968	1,426	—
SPDR Barclays Issuer Scored Corporate Bond ETF	323,331	4,855,779	4,855,779	4,721,037	4,721,037	458,073	598	—
SPDR Barclays Convertible Securities ETF	1,950,503	114,301,165	114,301,165	111,900,511	111,900,511	4,351,157	7,388	—
SPDR Barclays Mortgage Backed Bond ETF	38,609,848	16,333,917	16,333,917	14,223,988	14,223,988	40,719,777	56,321	—
SPDR Barclays Aggregate Bond ETF	182,094,141	199,470,608	199,470,608	186,378,480	186,378,480	195,186,269	252,020	—
SPDR Nuveen Barclays Build America Bond ETF	—	26,334,971	26,334,971	26,305,865	26,305,865	29,106	968	—
SPDR DB International Government Inflation-Protected Bond ETF	1,444,178	233,685,524	233,685,524	228,167,848	228,167,848	6,961,854	8,654	—
SPDR Barclays Short Term International Treasury Bond ETF	48,022	14,914,879	14,914,879	14,052,853	14,052,853	910,048	587	—

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	6/30/12	Cost	Shares	Proceeds	Shares	3/31/13	Income	Gain/(Loss)

SPDR Barclays International Treasury Bond ETF	$328,388	$96,403,829	96,403,829	$95,770,484	95,770,484	$961,733	$2,960	$—
SPDR Barclays International Corporate Bond ETF	1,033	1,946,608	1,946,608	1,831,392	1,831,392	116,249	92	—
SPDR Barclays Emerging Markets Local Bond ETF	3,749,153	49,878,563	49,878,563	51,059,267	51,059,267	2,568,449	4,194	—
SPDR Barclays High Yield Bond ETF	113,698,781	2,515,388,000	2,515,388,000	2,461,422,709	2,461,422,709	167,664,072	10,330	—
SPDR Barclays Short Term High Yield Bond ETF	592,611	205,291,962	205,291,962	179,504,235	179,504,235	26,380,338	155,121	—
SPDR Barclays Investment Grade Floating Rate ETF	61,364	4,520,604	4,520,604	4,537,301	4,537,301	44,667	323	—
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	233,694	2,242,198	2,242,198	2,237,741	2,237,741	238,151	249	—
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	42,182	7,033,476	7,033,476	6,647,645	6,647,645	428,013	253	—

	Value at	Purchased		Sold		Value at		Realized
Tax Free Money Market Fund	6/30/12	Cost	Shares	Proceeds	Shares	3/31/13	Income	Gain/(Loss)

SPDR Nuveen Barclays Municipal Bond ETF	$5,402,072	$117,978,970	117,978,970	$122,415,770	122,415,770	$965,272	$—	$—
SPDR Nuveen Barclays California Municipal Bond ETF	2,176,895	23,109,045	23,109,045	22,797,417	22,797,417	2,488,523	—	—
SPDR Nuveen Barclays New York Municipal Bond ETF	108,090	4,623,573	4,623,573	4,136,278	4,136,278	595,385	—	—
SPDR Nuveen Barclays Short Term Municipal Bond ETF	2,902,320	319,235,492	319,235,492	311,990,780	311,990,780	10,147,032	—	—
SPDR Nuveen S&P VRDO Municipal Bond ETF	598,164	8,799,689	8,799,689	8,996,243	8,996,243	401,610	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	2,457,747	76,313,353	76,313,353	78,572,485	78,572,485	198,615	—	—

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	6/30/12	Cost	Shares	Proceeds	Shares	3/31/13	Income	Gain/(Loss)

SPDR Dow Jones Total Market ETF	$25,599,732	$36,111,932	36,111,932	$43,557,272	43,557,272	$18,154,392	$58,802	$—
SPDR Dow Jones Large Cap ETF	7,527,062	34,655,495	34,655,495	37,697,932	37,697,932	4,484,625	9,248	—
SPDR S&P 500 Growth ETF	9,781,869	51,742,492	51,742,492	53,170,737	53,170,737	8,353,624	11,768	—
SPDR S&P 500 Value ETF	6,556,293	46,128,680	46,128,680	48,514,637	48,514,637	4,170,336	13,529	—
SPDR Dow Jones Mid Cap ETF	8,890,620	24,065,420	24,065,420	23,532,326	23,532,326	9,423,714	33,847	—
SPDR S&P 400 Mid Cap Growth ETF	8,483,285	28,414,071	28,414,071	28,601,656	28,601,656	8,295,700	23,591	—
SPDR S&P 400 Mid Cap Value ETF	6,057,766	30,859,124	30,859,124	26,798,584	26,798,584	10,118,306	13,322	—
SPDR S&P 600 Small Cap ETF	35,735,740	47,742,042	47,742,042	51,340,605	51,340,605	32,137,177	122,677	—
SPDR S&P 600 Small Cap Growth ETF	22,607,900	51,995,532	51,995,532	50,039,064	50,039,064	24,564,368	130,207	—
SPDR S&P 600 Small Cap Value ETF	19,171,041	33,971,975	33,971,975	36,032,433	36,032,433	17,110,583	48,879	—
SPDR Global Dow ETF	2,968,835	16,848,295	16,848,295	16,328,419	16,328,419	3,488,711	22,043	—
SPDR Dow Jones REIT ETF	133,282,910	597,379,010	597,379,010	568,978,626	568,978,626	161,683,294	162,169	—
SPDR S&P Bank ETF	100,604,882	451,298,519	451,298,519	344,041,422	344,041,422	207,861,979	211,034	—
SPDR S&P Capital Markets ETF	6,047,169	42,834,587	42,834,587	33,644,717	33,644,717	15,237,039	17,884	—
SPDR S&P Insurance ETF	8,166,300	90,070,730	90,070,730	89,225,390	89,225,390	9,011,640	11,263	—
SPDR S&P Mortgage Finance ETF	1,006,471	6,680,162	6,680,162	6,630,466	6,630,466	1,056,167	1,938	—
SPDR S&P Regional Banking ETF	128,355,506	319,485,389	319,485,389	301,611,528	301,611,528	146,229,367	214,806	—

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	6/30/12	Cost	Shares	Proceeds	Shares	3/31/13	Income	Gain/(Loss)

SPDR Morgan Stanley Technology ETF	$13,936,861	$118,844,464	118,844,464	$126,662,619	126,662,619	$6,118,706	$44,153	$—
SPDR S&P Dividend ETF	923,885,678	2,232,693,711	2,232,693,711	2,545,151,443	2,545,151,443	611,427,946	2,204,111	—
SPDR S&P Aerospace & Defense ETF	3,569,434	38,610,212	38,610,212	39,240,018	39,240,018	2,939,628	9,018	—
SPDR S&P Biotech ETF	150,735,091	365,481,141	365,481,141	359,760,463	359,760,463	156,455,769	1,601,955	—
SPDR S&P Health Care Services ETF	2,548,666	23,207,791	23,207,791	20,989,940	20,989,940	4,766,517	5,421	—
SPDR S&P Homebuilders ETF	207,781,566	894,365,549	894,365,549	858,999,504	858,999,504	243,147,611	631,152	—
SPDR S&P Metals & Mining ETF	125,083,465	435,733,810	435,733,810	477,480,461	477,480,461	83,336,814	715,736	—
SPDR S&P Oil & Gas Equipment & Services ETF	36,495,540	118,994,147	118,994,147	122,727,513	122,727,513	32,762,174	472,203	—
SPDR S&P Oil & Gas Exploration & Production ETF	117,389,967	370,397,581	370,397,581	418,436,332	418,436,332	69,351,216	1,250,331	—
SPDR S&P Pharmaceuticals ETF	43,840,387	135,277,471	135,277,471	145,944,485	145,944,485	33,173,373	227,065	—
SPDR S&P Retail ETF	79,692,306	442,769,895	442,769,895	426,620,753	426,620,753	95,841,448	996,918	—
SPDR S&P Semiconductor ETF	7,241,651	57,966,147	57,966,147	59,519,389	59,519,389	5,688,409	21,905	—
SPDR S&P Software & Services ETF	5,109,432	12,382,891	12,382,891	13,571,170	13,571,170	3,921,153	12,726	—
SPDR Wells Fargo Preferred Stock ETF	37,501,994	199,459,989	199,459,989	183,157,629	183,157,629	53,804,354	187,559	—
SPDR Barclays 1-3 Month T-Bill ETF	—	3,702,684,660	3,702,684,660	3,702,684,660	3,702,684,660	—	217,071	—
SPDR Barclays TIPS ETF	31,170,780	517,002,854	517,002,854	522,078,833	522,078,833	26,094,801	40,730	—
SPDR Barclays Short Term Treasury ETF	31,581	1,636,921	1,636,921	1,492,109	1,492,109	176,393	90	—
SPDR Barclays Intermediate Term Treasury ETF	14,463,796	97,085,001	97,085,001	100,832,234	100,832,234	10,716,563	9,677	—
SPDR Barclays Long Term Treasury ETF	1,764,865	39,458,898	39,458,898	35,636,159	35,636,159	5,587,604	2,990	—
SPDR Barclays Intermediate Term Corporate Bond ETF	13,566,242	48,739,965	48,739,965	43,712,074	43,712,074	18,594,133	24,683	—
SPDR Barclays Long Term Corporate Bond ETF	2,107,870	18,027,035	18,027,035	15,996,240	15,996,240	4,138,665	5,982	—
SPDR Barclays Convertible Securities ETF	78,566,992	448,544,113	448,544,113	410,909,192	410,909,192	116,201,913	268,630	—
SPDR Barclays Aggregate Bond ETF	30,686,955	169,208,186	169,208,186	158,078,561	158,078,561	41,816,580	39,311	—
SPDR Barclays Short Term International Treasury Bond ETF	460,144	5,002,333	5,002,333	5,462,477	5,462,477	—	1,456	—
SPDR Barclays International Treasury Bond ETF	5,711,554	17,920,915	17,920,915	19,798,169	19,798,169	3,834,300	10,301	—
SPDR Barclays International Corporate Bond ETF	—	7,014,868	7,014,868	4,517,438	4,517,438	2,497,430	1,178	—
SPDR Barclays Emerging Markets Local Bond ETF	4,442,300	13,401,755	13,401,755	17,713,855	17,713,855	130,200	7,344	—
SPDR Barclays Investment Grade Floating Rate ETF	395,678	9,133,161	9,133,161	7,496,076	7,496,076	2,032,763	1,609	—
SPDR DB International Government Inflation-Protected Bond ETF	—	10,308,420	10,308,420	10,308,420	10,308,420	—	717	—
SPDR Nuveen Barclays Build America Bond ETF	—	1,930,000	1,930,000	1,930,000	1,930,000	—	68	—

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes and the gross unrealized appreciation and depreciation at March 31, 2013 was as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR Dow Jones Total Market ETF	$432,126,351	$89,028,554	$15,185,625	$73,842,929
SPDR Dow Jones Large Cap ETF	42,492,185	10,717,820	900,823	9,816,997
SPDR S&P 500 Growth ETF	188,512,501	62,820,602	450,354	62,370,248
SPDR S&P 500 Value ETF	130,135,909	19,637,435	5,534,483	14,102,952
SPDR Dow Jones Mid Cap ETF	83,422,632	21,553,354	1,804,941	19,748,413
SPDR S&P 400 Mid Cap Growth ETF	67,331,876	13,804,979	1,456,445	12,348,534
SPDR S&P 400 Mid Cap Value ETF	49,893,791	5,522,622	712,396	4,810,226
SPDR S&P 600 Small Cap ETF	291,306,007	46,936,477	8,733,962	38,202,515
SPDR S&P 600 Small Cap Growth ETF	179,403,957	39,908,546	4,023,621	35,884,925
SPDR S&P 600 Small Cap Value ETF	164,542,493	20,131,990	7,802,064	12,329,926
SPDR Global Dow ETF	100,745,463	11,950,092	15,218,046	(3,267,954)
SPDR Dow Jones REIT ETF	1,995,033,879	313,679,867	22,099,432	291,580,435
SPDR S&P Bank ETF	2,052,806,741	202,884,727	23,633,976	179,250,751
SPDR S&P Capital Markets ETF	93,263,089	3,140,868	2,899,987	240,881
SPDR S&P Insurance ETF	207,409,227	24,342,731	84,473	24,258,258
SPDR S&P Mortgage Finance ETF	4,658,024	1,347,480	5,743	1,341,737
SPDR S&P Regional Banking ETF	1,577,178,436	76,279,508	17,030,555	59,248,953
SPDR Morgan Stanley Technology ETF	174,546,213	26,804,183	19,258,849	7,545,334
SPDR S&P Dividend ETF	9,512,733,501	2,203,786,710	72,969,267	2,130,817,443
SPDR S&P Aerospace & Defense ETF	14,387,318	2,770,446	62,932	2,707,514
SPDR S&P Biotech ETF	895,584,630	81,719,146	57,267,449	24,451,697
SPDR S&P Health Care Equipment ETF	17,055,883	2,579,215	987,261	1,591,954
SPDR S&P Health Care Services ETF	29,322,461	2,259,197	279,817	1,979,380
SPDR S&P Homebuilders ETF	2,718,471,280	425,237,788	34,671,358	390,566,430
SPDR S&P Metals & Mining ETF	996,759,880	9,088,102	319,386,701	(310,298,599)
SPDR S&P Oil & Gas Equipment & Services ETF	358,180,641	21,288,560	21,670,038	(381,478)
SPDR S&P Oil & Gas Exploration & Production ETF	935,014,370	12,195,267	139,968,958	(127,773,691)
SPDR S&P Pharmaceuticals ETF	379,017,956	48,518,205	18,448,295	30,069,910
SPDR S&P Retail ETF	1,047,291,927	18,027,472	44,866,774	(26,839,302)
SPDR S&P Semiconductor ETF	50,247,901	1,706,451	3,793,574	(2,087,123)
SPDR S&P Software & Services ETF	16,281,034	2,319,150	701,331	1,617,819
SPDR S&P Telecom ETF	5,156,898	443,746	1,031,432	(587,686)
SPDR S&P Transportation ETF	40,793,248	5,510,683	509,390	5,001,293
SPDR S&P 1500 Momentum Tilt ETF	9,206,042	860,185	109,335	750,850
SPDR S&P 1500 Value Tilt ETF	5,997,558	862,161	75,149	787,012
SPDR Russell 1000 Low Volatility ETF	6,017,831	261,316	13,341	247,975
SPDR Russell 2000 Low Volatility ETF	6,033,005	258,530	32,365	226,165
SPDR Wells Fargo Preferred Stock ETF	421,578,209	8,490,605	1,448,850	7,041,755

SPDR SERIES TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
March 31, 2013 (Unaudited)

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR Barclays 1-3 Month T-Bill ETF	$1,170,916,920	$43,656	$—	$43,656
SPDR Barclays TIPS ETF	690,624,163	64,704,497	320,637	64,383,860
SPDR Barclays Short Term Treasury ETF	6,160,345	20,494	17	20,477
SPDR Barclays Intermediate Term Treasury ETF	173,900,481	6,053,723	58,913	5,994,810
SPDR Barclays Long Term Treasury ETF	55,505,273	—	2,297,176	(2,297,176)
SPDR Barclays Short Term Corporate Bond ETF	1,987,153,841	12,895,856	1,375,534	11,520,322
SPDR Barclays Intermediate Term Corporate Bond ETF	410,454,300	16,629,627	613,763	16,015,864
SPDR Barclays Long Term Corporate Bond ETF	141,853,867	5,143,529	2,395,111	2,748,418
SPDR Barclays Issuer Scored Corporate Bond ETF	34,656,917	1,346,790	168,079	1,178,711
SPDR Barclays Convertible Securities ETF	1,142,976,830	100,027,345	47,190,076	52,837,269
SPDR Barclays Mortgage Backed Bond ETF	81,400,406	119,526	2,805	116,721
SPDR Barclays Aggregate Bond ETF	892,771,258	18,861,165	858,561	18,002,604
SPDR Nuveen Barclays Municipal Bond ETF	1,149,427,580	60,579,733	4,292,436	56,287,297
SPDR Nuveen Barclays California Municipal Bond ETF	100,087,026	5,303,778	601,390	4,702,388
SPDR Nuveen Barclays New York Municipal Bond ETF	31,909,999	1,499,373	118,328	1,381,045
SPDR Nuveen Barclays Short Term Municipal Bond ETF	1,887,701,693	24,613,798	834,183	23,779,615
SPDR Nuveen S&P VRDO Municipal Bond ETF	12,003,610	—	—	—
SPDR Nuveen S&P High Yield Municipal Bond ETF	208,052,509	13,174,412	1,600,546	11,573,866
SPDR Nuveen Barclays Build America Bond ETF	113,801,962	7,777,695	124,084	7,653,611
SPDR DB International Government Inflation-Protected Bond ETF	1,554,423,222	128,572,023	13,377,829	115,194,194
SPDR Barclays Short Term International Treasury Bond ETF	204,419,431	2,034,338	8,716,989	(6,682,651)
SPDR Barclays International Treasury Bond ETF	1,808,791,680	82,828,599	61,236,587	21,592,012
SPDR Barclays International Corporate Bond ETF	142,737,704	1,909,392	1,738,456	170,936
SPDR Barclays Emerging Markets Local Bond ETF	154,928,033	6,425,495	2,525,782	3,899,713
SPDR Barclays High Yield Bond ETF	11,597,083,042	386,476,010	53,831,805	332,644,205
SPDR Barclays Short Term High Yield Bond ETF	1,104,714,310	12,708,929	4,283,566	8,425,363
SPDR Barclays Investment Grade Floating Rate ETF	26,304,299	113,316	5,390	107,926
SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF	15,127,133	607,830	132,585	475,245
SPDR BofA Merrill Lynch Crossover Corporate Bond ETF	17,768,164	529,041	71,034	458,007

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the Funds’ website at www.spdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR® Series Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer
Date: May 20, 2013
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer
Date: May 20, 2013